UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT
COMPANIES
Investment Company Act file number: 811-07704

Schwab Capital Trust
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Capital Trust

211 Main Street, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: October 31
Date of reporting period: October 31, 2024

Item 1: Report(s) to Shareholders.

Annual Report |
October 31, 2024
Schwab International Opportunities Fund
Ticker Symbol: SWMIX

This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other
information
about the fund are available from y
our financial interm
ediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab International Opportunities Fund	$93	0.85%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month period ended October 31, 2024, the fund returned 20.75%. The MSCI EAFE
®
Index (Net) returned
22.97
%
1
. Over
the 12-month reporting period, all four of the fund’s active subadvisers posted positive returns.

Harris Associates L.P. underperformed its comparative index. As of October 31, 2024, Harris managed 19.6% of the fund’s net
assets.
■

Detracted from total return:
●
South Korean securities, including NAVER Corp.
●
While there were no additional markets that detracted from
total return, Canadian securities were the smallest
contributors to total return
■

Contributed to total return:
●
German securities, including Fresenius SE & Co. KGaA
●
Securities from the United Kingdom
■

From an individual security perspective:
●
Bayer AG was the largest detractor from total return
●
Lloyds Banking Group PLC was the largest contributor to
total return
Columbia Management Investment Advisers, LLC
underperformed its comparative index. As of October 31, 2024,
Columbia managed 19.9% of the fund’s net assets.
■

Detracted from total return:
●
South Korean securities, including Youngone Corp.
●
Finnish securities
■

Contributed to total return:
●
Japanese securities, including Sankyo Co. Ltd.
●
Securities from the Netherlands
■

From an individual security perspective:
●
Parade Technologies Ltd. was the largest detractor from
total
return
●
Primo Water Corp. was the largest contributor to total
return
American Century Investment Management, Inc.
underperformed its comparative index. As of October 31, 2024,
American Century managed 22.3% of the fund’s net assets.
■

Detracted from total return:
●
South Korean securities, including JYP Entertainment Corp.
(American Century’s position was sold prior to the end of
the reporting period)
●
Chinese securities
■

Contributed to total return:
●
Canadian securities, including Lundin Gold, Inc.
●
Indian securities
■

From an individual security perspective:
●
Socionext, Inc. was the largest detractor form total return
(American Century’s position was sold prior to the end of
the reporting period)
●
Asics Corp. was the largest contributor to total return
Schwab International Opportunities Fund | Annual Report
1
REG125980-00  00306188

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
(continued)

Baillie Gifford Overseas Limited outperformed its comparative index. As of October 31, 2024, Baillie Gifford managed 8.6% of the fund’s net assets.
■

Detracted from total return:
●
Securities from the United Kingdom, including Class A
holdings of Wise PLC
●
Japanese securities
■

Contributed to total return:
●
Securities from the United States, including NVIDIA Corp.
●
Securities from the Netherlands
■

From an individual security perspective:
●
Kering SA was the largest detractor from total return
●
NVIDIA Corp. was the largest contributor to total return

Schwab Asset Management seeks to track the performance of the FTSE Developed ex US Quality Factor Index. The fund’s allocation to Schwab Asset Management performed in line with this objective. As of October 31, 2024, Schwab Asset Management managed
25.9% of the fund’s net assets.

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns
and
principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1,2,3,4

Average Annual Total Returns
1,4

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab International Opportunities Fund (04/02/2004) 2	20.75%	4.09%	4.49%
MSCI EAFE ® Index (Net) 3	22.97%	6.24%	5.27%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund commenced operations on October 16, 1996 which became the Schwab International Opportunities Fund Investor Shares. The Investor Shares were consolidated
into Select Shares on February 26, 2019. The performance presented is that of the former Select Shares which commenced operations on April 2, 2004.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
2
Schwab International Opportunities Fund | Annual Report

Statistics

Net Assets (millions)	$1,025
Number of Holdings (excludes derivatives)	921
Portfolio Turnover Rate	57%
Advisory Fees Paid by the Fund	$6,490,291
Weighted Average Market Cap (millions)	$95,653
Price/Earnings Ratio (P/E)	19.0
Price/Book Ratio (P/B)	2.3
Foreign Tax Paid and Passed Through	$3,148,820
Gross Income From Foreign Sources	$24,202,728
Qualified Dividend Income	$20,883,983
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Top Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of
MSCI
Inc.
(
MSCI
) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab International Opportunities Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab International Opportunities Fund | Annual Report

Annual Report |
October 31, 2024
Schwab Core Equity Fund
Ticker Symbol: SWANX

This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other
information
about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Core Equity Fund	$85	0.72%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 36.17%. The S&P 500
®
Index returned 38.02%.
Over the reporting period, no sectors detracted from the return of the fund. However, the smallest contributors to total return were:
■

Materials sector securities, including Linde PLC
■

Energy sector securities
Top contributors to total return:
■

Information technology sector securities, including NVIDIA, Corp.
■

Financials sector securities
From an individual security perspective:
■

Celsius Holdings, Inc. was the largest detractor from total return
■

NVIDIA, Corp. was the largest contributor to total return

Portfolio holdings may have changed since the report date.
Schwab Core Equity Fund | Annual Report
1
REG125967-00  00306173

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Core Equity Fund (07/01/1996)	36.17%	13.20%	10.97%
S&P 500 ® Index	38.02%	15.27%	13.00%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab Core Equity Fund | Annual Report

Statistics

Net Assets (millions)	$1,463
Number of Holdings	55
Portfolio Turnover Rate	30%
Advisory Fees Paid by the Fund	$6,468,353
Weighted Average Market Cap (millions)	$1,147,093
Price/Earnings Ratio (P/E)	30.6
Price/Book Ratio (P/B)	6.3
Dividends Received Deduction	100.00%
Qualified Dividend Income	$13,254,300
Long Term Capital Gain Distribution	$23,811,728
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was
developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Core Equity Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Core Equity Fund | Annual Report

Annual Report |
October 31, 2024
Schwab Dividend Equity Fund
Ticker Symbol: SWDSX

This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31,
2024.
 Y
ou can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HY
POTHE
TICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Dividend Equity Fund	$103	0.89%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 31.34%. The S&P 500
®
Index, which serves as the
fund’s regulatory index and provides a broad measure of market per for
mance, returned 38.02%. The Russell 1000
®
Value Index
which returned 30.98%, is the fund’s additional index, and is more representative of the fund’s investment universe than the regulatory index.
■

Dividend paying stocks generally performed in line with the broader market, with dividend stocks and non-dividend stocks returning over 30%
■

Modestly declining interest rates supported stocks in general and particularly dividend paying stocks while solid US economic growth helped boost earnings
■

As of October 31, 2024, the fund’s dividend yield was 1.93%, lower than the 2.06% dividend yield of the index. As of October 31,
2024, the fund’s 30-Day SEC yield was 1.75%.
■

Top contributors to total return:
●
Financials sector securities, including JPMorgan Chase & Co.
●
Information technology sector securities
■

Over the reporting period, no sectors detracted from the return of the fund. However, the smallest contributors to total return were:
●
Materials sector securities, including PPG Industries, Inc.
●
Communication services sector securities
■

From an individual security perspective:
●
Broadcom, Inc. was the largest contributor to total return
●
CVS Health Corp. was the largest detractor from total return

Portfolio holdings may have cha
nged
since the report date.
Schwab Dividend Equity Fund | Annual Report
1
REG125970-00  00306174

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (Oct
obe
r 31, 2014 - October 31, 2024)
1,2

Average Annual Total
Ret
urns
1,2

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Dividend Equity Fund (09/02/2003)	31.34%	8.88%	7.24%
S&P 500 ® Index 3	38.02%	15.27%	13.00%
Russell 1000 ® Value Index	30.98%	10.14%	8.87%
Dividend Equity Spliced Index	30.98%	10.14%	9.05%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 1000
®
Value Index to the S&P 500
®
Index. The S&P 500
®
Index provides a
broad measure of market performance. The Russell 1000
®
Value Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
2
Schwab Dividend Equity Fund | Annual Report

Statistics

Net Assets (thousands)	$550,210
Number of Holdings	60
Portfolio Turnover Rate	12%
Advisory Fees Paid by the Fund	$3,156,059
Weighted Average Market Cap (millions)	$361,595
Price/Earnings Ratio (P/E)	22.6
Price/Book Ratio (P/B)	3.3
30-Day SEC Yield	1.75%
Dividends Received Deduction	100.00%
Qualified Dividend Income	$10,178,461
Long Term Capital Gain Distribution	$617,825
Sector Weightings % of In
ves
tments

Top Equity Hold
in
gs % of Net As
se
ts

Portfolio holdings may have changed since the report
date
.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
Schwab Dividend Equity Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Dividend Equity Fund | Annual Report

Annual Report |
October 31, 2024
Schwab Large-Cap Growth Fund
Ticker Symbol: SWLSX

This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Large-Cap Growth Fund*	$119	0.99%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

MANAGEMENT’S DISCUSSION OF FUND PE
RFO
RMANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 40.05%. The S&P 500
®
Index, which serves as the
fund’s regulatory index and provides a broad measure of market performance, returned 38.02%. The Russell 1000
®
Growth Index
which returned 43.77%, is the fund’s additional index, and is more representative of the fund’s investment universe than the regulatory index.
■

Large-cap growth stocks outperformed the broader market primarily as a result of the performance of a few of the “Magnificent
Seven” stocks, fueled by the artificial intelligence trend as well as larger companies outperforming smaller companies in the face of uncertain economic conditions and higher interest rates
■

Top detractors from total return:
●
Energy sector securities, including EOG Resources, Inc.
●
While there were no additional sectors that detracted from the return of the fund, securities in the materials sector were the smallest contributors to total return
■

Top contributors to total return:
●
Information technology sector securities, including NVIDIA Corp.
●
Communication services sector securities
■

From an individual security perspective:
●
Class A holdings of Mobileye Global, Inc. was the largest detractor from total return
●
NVIDIA Corp. was the largest contributor to total return

Portfolio holdings may have ch
ang
ed since the report date.
Schwab Large-Cap Growth Fund | Annual Report
1
REG125981-00  00306189

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investm
e
nt (October 31, 2014 - October 31, 2024)
1

Average Annual Total R
et
urns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Large-Cap Growth Fund (10/03/2005)	40.05%	17.23%	13.59%
S&P 500 ® Index 2	38.02%	15.27%	13.00%
Russell 1000 ® Growth Index	43.77%	19.00%	16.18%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 1000
®
Growth Index to the S&P 500
®
Index. The S&P 500
®
Index provides a
broad measure of market performance. The Russell 1000
®
Growth Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
2
Schwab Large-Cap Growth Fund | Annual Report

Statistics

Net Assets (thousands)	$464,599
Number of Holdings (excludes derivatives)	58
Portfolio Turnover Rate	15%
Advisory Fees Paid by the Fund	$2,795,144
Weighted Average Market Cap (millions)	$1,357,932
Price/Earnings Ratio (P/E)	37.1
Price/Book Ratio (P/B)	10.9
Dividends Received Deduction	100.00%
Qualified Dividend Income	$115,375
Sector Weightings % of
Inv
estments
1

Top Equity Hold
in
gs % of
Ne
t Assets

Portfolio holdings may have changed since
the
report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
Schwab Large-Cap Growth Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Large-Cap Growth Fund | Annual Report

Annual Report |
October 31, 2024
Schwab Small-Cap Equity Fund
Ticker Symbol:
SWSCX

This
annual shareholder report
contains important information about the fund for the period of November 1, 2023, to October 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Small-Cap Equity Fund	$125	1.08%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 32.12%. The S&P 500
®
Index, which serves as the
fund’s regulatory index and provides a broad measure of market performance, returned 38.02%. The Russell 2000
®
Index which
returned 34.07%, is the fund’s additional index, and is more representative of the fund’s investment universe than the regulatory index.
■

Small-cap stocks underperformed the broader market as broader market performance was primarily driven by the performance of a few of the “Magnificent Seven” stocks as well as larger companies outperforming smaller companies in the face of uncertain economic conditions and higher interest rates
■

Top detractors from total return:
●
Energy sector securities, including Weatherford International PLC
●
Communication services sector securities
■

Top contributors to total return:
●
Industrials sector securities, including EMCOR Group, Inc.
●
Health care sector securities
■

From an individual security perspective:
●
Extreme Networks, Inc. was the largest detractor from total return (which was sold prior to the end of the reporting period)
●
Super Micro Computer, Inc. was the largest contributor to total return (which was sold prior to the end of the reporting period
)

Portfolio holdings may have changed since the report date.
Schwab Small-Cap Equity Fund | Annual Report
1
REG125988-00  00306195

T
he performance data quoted represents past performance. Past performance does not guarantee future results.
Investment returns
and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Small-Cap Equity Fund (07/01/2003)	32.12%	10.30%	8.10%
S&P 500 ® Index 2	38.02%	15.27%	13.00%
Russell 2000 ® Index	34.07%	8.50%	7.94%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management
costs, which would lower
performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 2000
®
Index to the S&P 500
®
Index. The S&P 500
®
Index provides a broad
measure of market performance.
The Russell 2000
®
Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
2
Schwab Small-Cap Equity Fund | Annual
Report

Statistics

Net Assets (thousands)	$620,080
Number of Holdings (excludes derivatives)	345
Portfolio Turnover Rate	106%
Advisory Fees Paid by the Fund	$4,711,320
Weighted Average Market Cap (millions)	$3,798
Price/Earnings Ratio (P/E)	15.0
Price/Book Ratio (P/B)	2.0
Dividends Received Deduction	83.57%
Qualified Dividend Income	$1,764,339
Qualified Business Income (199A)	$306,966
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed
by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Small-Cap Equity Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Small-Cap Equity Fund | Annual Report

Annual Report |
October 31, 2024
Schwab Health Care Fund
Ticker Symbol: SWHFX

This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Health Care Fund	$86	0.79%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 17.63%. The S&P 500
®
Index, which serves as the
fund’s regulatory index and provides a broad measure of market performance, returned 38.02%. The Dow Jones Global Health Care
Index which returned 20.01%, is the fund’s additional index, and is more representative of the fund’s investment universe than the regulatory index.
■

Health care stocks underperformed the broader market as the health care sector is typically more defensive and has lower volatility than the broader market and tends to underperform in periods of strong growth
■

Top detractors from total return:
●
Electronic equipment & instruments sub-industry securities, including JEOL Ltd. (which was sold prior to the end of the reporting period)
●
While there were no additional sub-industries that detracted from the return of the fund, securities in the managed health care sub-industry were the smallest contributors to total return
■

Top contributors to total return:
●
Pharmaceuticals sub-industry securities, including Eli Lilly & Co.
●
Biotechnology sub-industry securities
■

From an individual security perspective:
●
Humana, Inc. was the largest detractor from total return (which was sold prior to the end of the reporting period)
●
Eli Lilly & Co. was the largest contributor to total return

Portfolio holdings may have changed
since
the report date.
Schwab Health Care Fund | Annual Report
1
REG125977-00  00306185

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1,2

Average Annual Total Returns
1,2

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Health Care Fund (07/03/2000)	17.63%	9.11%	8.20%
S&P 500 ® Index 3	38.02%	15.27%	13.00%
Dow Jones Global Health Care Index	20.01%	8.51%	8.05%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading
and management costs, which would lower
performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would
have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
Due to new regulatory requirements, the fund’s regulatory index has changed from the Dow Jones Global Health Care Index to the S&P 500
®
Index. The S&P 500
®
Index
provides a broad measure of market performance. The Dow Jones Global Health Care Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
2
Schwab Health Care Fund | Annual Report

Statistics

Net Ass ets (tho usands)	$791,539
Number of Holdings	75
Portfolio Turnover Rate	64%
Advisory Fees Paid by the Fund	$4,288,555
Weighted Average Market Cap (millions)	$236,968
Price/Earnings Ratio (P/E)	31.7
Price/Book Ratio (P/B)	5.2
Dividends Received Deduction	100.00%
Qualified Dividend Income	$6,726,032
Long Term Capital Gain Distribution	$20,820,249
Industry Weightings % of Investments

Top Equity Holdings % of Net Assets

Top Country Weightings % of Investments

Portfolio holdings may have changed
since
the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
Schwab Health Care Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Health Care Fund | Annual Report

Annual Report |
October 31, 2024
Schwab International Core Equity Fund
Ticker Symbol: SICNX

This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information
about
the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab International Core Equity Fund*	$97	0.86%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 26.12%. The MSCI EAFE
®
Index (Net) returned
22.97%
1
.
Top contributors to total return:
■

Japanese securities, including Hitachi, Ltd.
■

Securities from the United Kingdom
Top detractors from total return:
■

Norwegian securities, including Equinor ASA (which was sold prior to the end of the reporting period)
■

Brazilian securities
From an individual security perspective:
■

Hitachi, Ltd. was the largest contributor to total return
■

Lasertec Corp. was the largest detractor from total return

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab International Core Equity Fund  | Annual Report
1
REG125978-00  00306186

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1,2,3

Average Annual Total Returns
1,3

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab International Core Equity Fund (05/30/2008)	26.12%	6.59%	4.93%
MSCI EAFE ® Index (Net) 2	22.97%	6.24%	5.27%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
2
Schwab International Core Equity Fund  | Annual
Report

Statistics

Net Assets (thousands)	$611,077
Number of Holdings	141
Portfolio Turnover Rate	64%
Advisory Fees Paid by the Fund	$3,390,368
Weighted Average Market Cap (millions)	$108,225
Price/Earnings Ratio (P/E)	14.4
Price/Book Ratio (P/B)	2.0
Foreign Tax Paid and Passed Through	$1,610,747
Gross Income From Foreign Sources	$19,656,175
Qualified Dividend Income	$16,556,580
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets

Top Country Weightings % of
Investments

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(
MSCI
) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab International Core Equity Fund  | Annual
Report

3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab International Core Equity Fund  | Annual Report

Annual Report |
October 31, 2024
Schwab Balanced Fund
Ticker Symbol: SWOBX

This
annual shareholder report
contains important information about the fund for the period of November 1, 2023, to October 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Balanced Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

MANAGEMENT’S DISCUSSION OF FUND
PERFORMANCE
For the 12-mont
h reporti
ng period ended October 31, 2024, the fund returned 24.80%. The S&P 500
®
Index, which provides a
broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 38.02% and 10.55%, respectively. The fund’s internally calculated comparative index, the
Balanced Blended Index (the composite index), returned 24.61%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab Core Equity Fund
●
Schwab Select Large Cap Growth Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab International Opportunities Fund
●
Schwab Small-Cap Equity Fund

Portfolio holdings may have changed since the report date.
Sch
wab Balanc
ed Fund | Annual
Report
1
REG125966-00  00306172

The performance data quoted represents past performance.
Past performance does not guarantee future results. Investmen
t return
s
and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Balanced Fund (11/18/1996)	24.80%	7.74%	7.23%
S&P 500 ® Index	38.02%	15.27%	13.00%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
Balanced Blended Index	24.61%	8.39%	7.95%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab
Balanced
Fund |
Annual
Report

Statistics

Net Assets (thousands)	$694,080
Number of Holdings	7
Portfolio Turnover Rate	8%
Advisory Fees Paid by the Fund	$0
Dividends Received Deduction	18.37%
Qualified Dividend Income	$3,274,318
Long Term Capital Gain Distribution	$21,612,656
Business Interest Deduction (163j)	68.70%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets
1

Portfolio holdings may
have
changed since the report date.
1
The holdings listed exclude any temporary liquidity investments.
Schwab Balanced Fund | Annual
Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Balanced Fund | Annual Report

Annual Report |
October 31, 2024
Schwab S&P 500 Index Fund
Ticker Symbol: SWPPX

This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab S&P 500 Index Fund	$2	0.02%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 37.95%. The S&P 500
®
Index returned 38.02%
during the same period. Differences between the return of the fund and the return of the S&P 500
®
Index may be attributable to,
among other things, the operational and transactional costs incurred by the fund and not the index.
Over the reporting period, no sectors detracted from the return of the fund. However, the smallest contributors to total return were:
■

Energy sector securities, including Schlumberger Ltd. (which detracted from the total return of the fund)
■

Materials sector securities
Top contributors to total return:
■

Information technology sector securities, including NVIDIA Corp.
■

Financials sector
securities

Portfolio holdings may have changed since the report
date
.
Schwab S&P 500 Index Fund | Annual Report
1
REG125987-00  00306194

The performance data quoted represents past performance.
Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab S&P 500 Index Fund (05/19/1997)	37.95%	15.24%	12.95%
S&P 500 ® Index	38.02%	15.27%	13.00%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – “Standard & Poor’s
®
,” “S&P
®
,” and “S&P 500
®
” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones
®
” is a
registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. The “S&P 500
®
Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow
Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab S&P 500 Index Fund | Annual
Report

Statistics

Net Assets (millions)	$104,140
Number of Holdings (excludes derivatives)	502
Portfolio Turnover Rate	2%
Advisory Fees Paid by the Fund	$18,192,902
Weighted Average Market Cap (millions)	$1,004,027
Price/Earnings Ratio (P/E)	27.0
Price/Book Ratio (P/B)	4.7
Dividends Received Deduction	92.41%
Qualified Dividend Income	$1,081,841,605
Qualified Business Income (199A)	$ 44,509,764
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the
report
date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
Less than 0.05%.
Schwab S&P 500 Index Fund | Annual Report
3

FUND
CHANGES
This
is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending
an email request to
orders@mysummaryprospectus.com
.
■

Effective August 23, 2024, the fund revised its diversification policy under the Investment Company Act of 1940, as amended.
Under the revised policy, the fund will continue to track its benchmark index even if the fund becomes non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. Shareholder approval will not be sought if the fund crosses from diversified to non-diversified status under such circumstances
.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus,
Statement
of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab S&P 500 Index Fund | Annual Report

Annual Report |
October 31, 2024
Schwab Small-Cap Index Fund
Ticker Symbol: SWSSX

This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Small-Cap Index Fund	$5	0.04%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 34.14%. The S&P 500
®
Index, which serves as the
fund’s regulatory index and provides a broad measure of market performance, returned 38.02%. The fund generally invests in securities that are included in the Russell 2000
®
Index which returned 34.07% during the same period. The fund does not seek to track the regulatory index.
Top contributors to total return:
■

Financials sector securities, including Class A holdings of Jackson Financial, Inc.
■

Industrials sector securities
Top detractors from total return:
■

Energy sector securities, including Class A holdings of PBF Energy, Inc.
■

While there were no additional sectors that detracted from the total return of the fund, utilities sector securities were the smallest contributors to total return

Portfolio
holdings
may have changed since the report date.
Schwab Small-Cap Index Fund | Annual Report
1
REG125989-00  00306196

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Small-Cap Index Fund (05/19/1997)	34.14%	8.57%	7.99%
S&P 500 ® Index 2	38.02%	15.27%	13.00%
Russell 2000 ® Index	34.07%	8.50%	7.94%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – “Russell 2000
®
” is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab Small-Cap Index Fund. The
Schwab Small-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 2000
®
Index to the S&P 500
®
Index. The S&P 500
®
Index provides a broad
measure of market performance. The fund generally invests in securities that are included in the Russell 2000
®
Index. The fund does not seek to track the regulatory index.
2
Schwab Small-Cap Index Fund | Annual
Report

Statistics

Net Assets (millions)	$6,330
Number of Holdings (excludes derivatives)	1,973
Portfolio Turnover Rate (excludes in-kind transactions)	15%
Advisory Fees Paid by the Fund	$2,363,135
Weighted Average Market Cap (millions)	$3,486
Price/Earnings Ratio (P/E)	17.3
Price/Book Ratio (P/B)	1.9
Dividends Received Deduction	64.37%
Qualified Dividend Income	$57,916,481
Qualified Business Income (199A)	$13,583,374
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the
report
date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Small-Cap Index Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Small-Cap Index Fund | Annual Report

Annual Report |
October 31, 2024
Schwab Total Stock Market Index Fund
Ticker Symbol: SWTSX

This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Total Stock Market Index Fund	$4	0.03%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 37.98%. The Dow Jones U.S. Total Stock Market
Index
SM
returned 37.99% during the same period. Differences between the return of the fund and the return of the Dow Jones
U.S. Total Stock Market Index
SM
may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Over the reporting period, no sectors detracted from the return of the fund. However, the smallest contributors to total return were:
■

Energy sector securities, including Schlumberger Ltd. (which detracted from the total return of the fund)
■

Materials sector securities
Top contributors to total return:
■

Information technology sector securities, including NVIDIA Corp.
■

Financials sector securities

Portfolio holdings may have changed since
the
report date.
Schwab Total Stock Market Index Fund | Annual Report
1
REG126002-00  00306209

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Total Stock Market Index Fund (06/01/1999)	37.98%	14.48%	12.33%
Dow Jones U.S. Total Stock Market Index SM	37.99%	14.51%	12.36%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – “Standard & Poor’s
®
” and “S&P
®
” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones
®
” is a registered trademark
of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by
Charles Schwab Investment Management, Inc. The “Dow Jones U.S. Total Stock Market Index
SM
” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab Total Stock Market Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow
Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab Total Stock Market Index Fund | Annual Report

Statistics

Net Assets (millions)	$25,665
Number of Holdings (excludes derivatives)	3,204
Portfolio Turnover Rate	2%
Advisory Fees Paid by the Fund	$6,858,876
Weighted Average Market Cap (millions)	$875,228
Price/Earnings Ratio (P/E)	26.0
Price/Book Ratio (P/B)	4.2
Dividends Received Deduction	89.52%
Qualified Dividend Income	$264,693,276
Qualified Business Income (199A)	$16,462,880
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio
holdings
may have
changed
since the report date.
The Sector/Industry classifications in this report use the Global
Industry
Classification
Standard
(GICS)
which
was developed
by
and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Total Stock Market Index Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Total Stock Market Index Fund | Annual Report

Annual Report |
October 31, 2024
Schwab U.S. Large-Cap Growth Index Fund
Ticker Symbol: SWLGX

This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Large-Cap Growth Index Fund	$4	0.035%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 43.77%. The S&P 500
®
Index, which serves as the
fund’s regulatory index and provides a broad measure of market performance, returned 38.02%. The fund generally invests in securities that are included in the Russell 1000
®
Growth Index which returned 43.77% during the same period. The fund does not seek to track the regulatory index.
Top contributors to total return:
■

Information technology sector securities, including NVIDIA Corp.
■

Communication services sector securities
Over the reporting period, no sectors detracted from the return of the fund. However, the smallest contributors to total return were:
■

Energy sector securities, including APA
Corp
. (which detracted from the total return of the fund)
■

Utilities sector securities

Portfolio holdings may have changed since the report date.
Schwab U.S. Large-Cap Growth Index Fund | Annual Report
1
REG126003-00  00306210

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost.
Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (December 20, 2017 - October 31, 2024)
1

Average Annual Returns
1

Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab U.S. Large-Cap Growth Index Fund (12/20/2017)	43.77%	18.95%	17.08%
S&P 500 ® Index 2	38.02%	15.27%	13.54%
Russell 1000 ® Growth Index	43.77%	19.00%	17.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The Russell 1000
®
Growth Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap
Growth Index Fund. The Schwab U.S. Large-Cap Growth Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 1000
®
Growth Index to the S&P 500
®
Index. The S&P 500
®
Index provides a
broad measure of market performance. The fund generally invests in securities that are included in the Russell 1000
®
Growth Index. The fund does not seek to track the
regulatory index.
2
Schwab U.S. Large-Cap Growth Index Fund | Annual Report

Statistics

Net Assets (millions)	$2,899
Number of Holdings (excludes derivatives)	392
Portfolio Turnover Rate	17%
Advisory Fees Paid by the Fund	$791,262
Weighted Average Market Cap (millions)	$1,574,403
Price/Earnings Ratio (P/E)	36.8
Price/Book Ratio (P/B)	12.4
Dividends Received Deduction	95.60%
Qualified Dividend Income	$11,003,142
Qualified Business Income (199A)	$277,355
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report
use
the
Global
Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab U.S. Large-Cap Growth Index Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab U.S. Large-Cap Growth Index Fund | Annual Report

Annual Report |
October 31, 2024
Schwab U.S. Large-Cap Value Index Fund
Ticker Symbol: SWLVX

This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED O
cto
ber 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Large-Cap Value Index Fund	$4	0.035%

MANAGEMENT’S DISCUSSION OF FUND PER
FOR
MANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 30.97%. The S&P 500
®
Index, which serves as the
fund’s regulatory index and provides a broad measure of m
ar
ket performance, returned 38.02%. The fund generally invests in securities that are included in the Russell 1000
®
Value Index which returned 30.98% during the same period. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the Russell 1000
®
Value Index may
be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Over the reporting period, no sectors detracted from the return of the fund. However, the smallest contributors to total return were:
■

Energy sector securities, including Schlumberger Ltd. (which detracted from the total return of the fund)
■

Materials sector securities
Top contributors to total return:
■

Financials sector securities, including JPMorgan Chase & Co.
■

Industrials sector securities

Portfolio holdings may have changed s
ince
the report date.
Schwab U.S. Large-Cap Value Index Fund | Annual Report
1
REG126004-00  00306211

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted
.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (Dec
em
ber 20, 2017 - October 31, 2024)
1

Average Annual Re
tu
rns
1

Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab U.S. Large-Cap Value Index Fund (12/20/2017)	30.97%	10.08%	8.71%
S&P 500 ® Index 2	38.02%	15.27%	13.54%
Russell 1000 ® Value Index	30.98%	10.14%	8.77%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The Russell 1000
®
Value Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap
Value Index Fund. The Schwab U.S. Large-Cap Value Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 1000
®
Value Index to the S&P 500
®
Index. The S&P 500
®
Index provides a
broad measure of market performance. The fund generally invests in securities that are included in the Russell 1000
®
Value Index. The fund does not seek to track the
regulatory index.
2
Schwab U.S. Large-Cap Value Index Fund | Annual Report

Statistics

Net Assets (thousands)	$762,787
Number of Holdings (excludes derivatives)	861
Portfolio Turnover Rate (excludes in-kind transactions)	30%
Advisory Fees Paid by the Fund	$243,363
Weighted Average Market Cap (millions)	$170,662
Price/Earnings Ratio (P/E)	20.0
Price/Book Ratio (P/B)	2.6
Dividends Received Deduction	80.75%
Qualified Dividend Income	$13,590,448
Qualified Business Income (199A)	$865,652
Sector Weightings % of Inve
st
ments
1

Top Equity Hol
din
gs % of Net As
se
ts

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property
of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab U.S. Large-Cap Value Index Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab U.S. Large-Cap Value Index Fund | Annual Report

Annual Report |
October 31, 2024
Schwab U.S. Mid-Cap Index Fund
Ticker Symbol: SWMCX

This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Mid-Cap Index Fund	$ 5	0.04%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 35.35%. The S&P 500
®
Index, which serves as the
fund’s regulatory index and provides a broad measure of market performance, returned 38.02%. The fund generally invests in securities that are included in the Russell Midcap
®
Index which returned 35.39% during the same period. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the Russell Midcap
®
Index may be
attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Over the reporting period, no sectors detracted from the return of the fund. However, the smallest contributors to total return were:
■

Consumer staples sector securities, including Dollar General Corp. (which detracted from the total return of the fund)
■

Energy sector securities
Top contributors to total return:
■

Industrials sector securities, including Trane Technologies PLC
■

Financials sector securities

Portfolio holdings may have changed since the report date.
Schwab U.S. Mid-Cap Index Fund | Annual Report
1
REG126005-00  00306212

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (December 20, 2017 - October 31, 2024)
1

Average Annual Returns
1

Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab U.S. Mid-Cap Index Fund (12/20/2017)	35.35%	10.91%	9.68%
S&P 500 ® Index 2	38.02%	15.27%	13.54%
Russell Midcap ® Index	35.39%	10.94%	9.72%

All total returns on this page assume dividends and distributions were reinvested.
Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The Russell Midcap
®
Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Mid-Cap Index
Fund. The Schwab U.S. Mid-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability
of
investing
in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell Midcap
®
Index to the S&P 500
®
Index. The S&P
500
®
Index provides a broad
measure of market performance. The fund generally invests in securities that are included in the Russell Midcap
®
Index. The fund does not seek to track the regulatory
index.
2
Schwab U.S. Mid-Cap Index Fund | Annual Report

Statistics

Net Assets (millions)	$1,630
Number of Holdings (excludes derivatives)	799
Portfolio Turnover Rate (excludes in-kind transactions)	13%
Advisory Fees Paid by the Fund	$560,687
Weighted Average Market Cap (millions)	$26,705
Price/Earnings Ratio (P/E)	21.4
Price/Book Ratio (P/B)	2.9
Dividends Received Deduction	74.37%
Qualified Dividend Income	$14,227,943
Qualified Business Income (199A)	$2,225,862
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the
report
date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab U.S. Mid-Cap Index Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab U.S. Mid-Cap Index Fund | Annual Report

Annual Report |
October 31, 2024
Schwab International Index Fund
Ticker Symbol: SWISX

This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab International Index Fund	$7	0.06%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 22.21%. The MSCI EAFE
®
Index (Net) returned
22.97%
1
during the same period. Fair valuation
2
of the fund’s holdings contributed to the fund’s relative performance. Differences between the return of the fund and the return of the MSCI EAFE
®
Index (Net) may also be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Over the reporting period, no markets detracted from the return of the fund. However, the smallest contributors to total return were:
■

Portuguese securities, including Jeronimo Martins SGPS SA (which detracted from the total return of the fund)
■

Securities from New Zealand
Top contributors to total return:
■

Japanese securities, including Hitachi Ltd.
■

Securities from the United Kingdom

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
2
Fair valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
Schwab International Index Fund | Annual Report
1
REG125979-00  00306187

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1,2,3

Average Annual Total Returns
1,3

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab International Index Fund (05/19/1997)	22.21%	6.32%	5.24%
MSCI EAFE ® Index (Net) 2	22.97%	6.24%	5.27%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – “MSCI EAFE
®
” i
s a registered mark
of MSCI and has been licensed for use by the Schwab International Index Fund. The Schwab International Index Fund is
not sponsored, endorsed, sold or promoted by MSCI and MSCI bears no liability with respect to the fund. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
2
Schwab International Index Fund | Annual Report

Statistics

Net Assets (millions)	$9,873
Number of Holdings (excludes derivatives)	733
Portfolio Turnover Rate	7%
Advisory Fees Paid by the Fund	$5,612,339
Weighted Average Market Cap (millions)	$90,771
Price/Earnings Ratio (P/E)	16.4
Price/Book Ratio (P/B)	1.8
Foreign Tax Paid and Passed Through	$22,359,724
Gross Income From Foreign Sources	$299,841,082
Qualified Dividend Income	$257,001,317
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Top Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification
Standard
(GICS) which was developed by and is the exclusive property of MSCI
Inc
.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab International Index Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab International Index Fund | Annual Report

Annual Report |
October 31, 2024
Schwab Fundamental U.S. Large Company Index Fund
(formerly Schwab Fundamental US Large Company Index Fund)
Ticker Symbol: SFLNX

This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other
information
about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental U.S. Large Company Index Fund	$29	0.25%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 32.39%. The Russell 1000
®
Index, which serves as
the fund’s regulatory index and provides a broad measure of market performance, returned 38.07%. The fund does not seek to track the regulatory index. On June 21, 2024, the fund transitioned from generally investing in securities that
are included in the Russell
RAFI™ US Large Company Index which returned 32.72% to generally investing in securities that are included in the RAFI
Fundamental High Liquidity US Large Index. The RAFI Fundamental High Liquidity US Large Index has not been in operation for a full year, and therefore has no performance data to present. The Fundamental US Large Spliced Index returned 32.65%.
Over the reporting period, no sectors detracted from the return of the fund. However, the smallest contributors to total return were:
■

Energy sector securities, including Schlumberger NV (which detracted from the total return of the fund)
■

Real estate sector securities
Top contributors to total return:
■

Financials sector securities, including JPMorgan Chase & Co.
■

Information technology sector securities

Portfolio holdings may have changed since the report date.
Schwab Fundamental U.S. Large Company Index Fund  | Annual Report
1
REG125975-00  00306183

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s
shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental U.S. Large Company Index Fund (04/02/2007)	32.39%	14.39%	11.49%
Russell 1000 ® Index 2	38.07%	15.00%	12.75%
RAFI Fundamental High Liquidity US Large Index 3	N/A	N/A	N/A
Russell RAFI TM US Large Company Index	32.72%	14.66%	11.77%
Fundamental US Large Spliced Index	32.65%	14.64%	11.76%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The RAFI Fundamental High Liquidity US Large Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental U.S. Large Company Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ US Large Company Index to the Russell 1000
®
Index. The Russell
1000
®
Index provides a broad measure of market performance. The fund does not seek to track the regulatory index.
3
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI US Large Company Index to the RAFI Fundamental High Liquidity US Large Index in
connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI
Fundamental High Liquidity US Large Index is January 31, 2024. The fund began tracking the index on June 21, 2024.
2
Schwab Fundamental U.S. Large Company Index Fund  | Annual Report

Statistics

Net Assets (millions)	$9,375
Number of Holdings (excludes derivatives)	736
Portfolio Turnover Rate (excludes in-kind transactions)	8%
Advisory Fees Paid by the Fund	$21,169,346
Weighted Average Market Cap (millions)	$499,895
Price/Earnings Ratio (P/E)	19.6
Price/Book Ratio (P/B)	2.5
Dividends Received Deduction	100.00%
Qualified Dividend Income	$142,700,838
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property
of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Fundamental U.S. Large Company Index Fund  | Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since Nove
mb
er 1, 2023. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending
an email request to
orders@mysummaryprospectus.com
.
■

Effective June 21, 2024, the fund’s name changed from Schwab Fundamental US Large Company Index Fund to Schwab
Fundamental U.S. Large Company Index Fund.
■

Effective June 21, 2024, the fund’s comparative index changed from the Russell RAFI™ US Large Company Index to the RAFI
Fundamental High Liquidity US Large Index.
■

Effective June 21, 2024, the fund’s investment objective was updated to reflect that the fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large U.S. companies based on their fundamental size and weight.
■

Effective June 21, 2024, in connection with the comparative index change, the fund’s investment strategy was updated to refl
ect
that to pursue its goal, the fund will generally invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in stocks that are included in its comparative index.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Fundamental U.S. Large Company Index Fund  | Annual Report

Annual Report |
October 31, 2024
Schwab Fundamental U.S. Small Company Index Fund
(formerly Schwab Fundamental US Small Company Index Fund)
Ticker Symbol: SFSNX

This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental U.S. Small Company Index Fund	$29	0.25%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 30.22%. The S&P 500
®
Index, which serves as the
fund’s regulatory index and provides a broad measure of market performance, returned 38.02%. The fund does not seek to track the regulatory index. On June 21, 2024, the fund transitioned from generally investing in securities that are included in the Russell
RAFI™ US Small Company Index which returned 30.43% to generally investing in securities that are included in the RAFI
Fundamental High Liquidity US Small Index. The RAFI Fundamental High Liquidity US Small Index has not been in operation for a full year, and therefore has no performance data to present. The Fundamental US Small Spliced Index returned 30.33%.
Top detractors from total return:
■

Energy sector securities, including Patterso
n-UT
I Energy, Inc.
■

While there were no additional sectors that detracted from the total return of the fund, consumer staples sector securities were the smallest contributors to total return
Top contributors to total return:
■

Industrials sector securities, including Tutor Perini Corp.
■

Financials sector securities

Portfolio holdings may have changed since the report date.
Schwab Fundamental U.S. Small Company Index Fund | Annual Report
1
REG125976-00  00306184

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an in ves
tor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental U.S. Small Company Index Fund (04/02/2007)	30.22%	10.42%	8.79%
S&P 500 ® Index 2	38.02%	15.27%	13.00%
RAFI Fundamental High Liquidity US Small Index 3	N/A	N/A	N/A
Russell RAFI TM US Small Company Index	30.43%	10.59%	9.00%
Fundamental US Small Spliced Index	30.33%	10.58%	9.00%
Russell 2000 ® Index	34.07%	8.50%	7.94%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The RAFI Fundamental High Liquidity US Small Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental U.S. Small Company Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ US Small Company Index to the S&P 500
®
Index. The S&P 500
®
Index
provides a broad measure of market performance. The fund does not seek to track the regulatory index.
3
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI US Small Company Index to the RAFI Fundamental High Liquidity US Small Index in
connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI
Fundamental High Liquidity US Small Index is January 31, 2024. The fund began tracking the index on June 21, 2024.
2
Schwab Fundamental U.S. Small Company Index Fund | An
nual
Report

Statistics

Net Assets (millions)	$1,746
Number of Holdings (excludes derivatives)	1,037
Portfolio Turnover Rate (excludes in-kind transactions)	40%
Advisory Fees Paid by the Fund	$4,595,768
Weighted Average Market Cap (millions)	$7,300
Price/Earnings Ratio (P/E)	18.0
Price/Book Ratio (P/B)	1.8
Dividends Received Deduction	75.37%
Qualified Dividend Income	$19,688,061
Qualified Business Income (199A)	$4,310,633
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the
report
date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Fundamental U.S. Small Company Index Fund | Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending
an email request to
orders@mysummaryprospectus.com
.
■

Effective June 21, 2024, the fund’s name changed from Schwab Fundamental US Small Company Index Fund to Schwab
Fundamental U.S. Small Company Index Fund.
■

Effective June 21, 2024, the fund’s comparative index changed from the Russell RAFI™ US Small
Company
Index to the RAFI
Fundamental High Liquidity US Small Index.
■

Effective June 21, 2024, the fund’s investment objective was updated to reflect that the fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of small U.S. companies based on their fundamental size and weight.
■

Effective June 21, 2024, in connection with the comparative index change, the fund’s investment strategy was updated to reflect that to pursue its goal, the fund will generally invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in stocks that are included in its comparative index.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings,
certain
tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Fundamental U.S. Small Company Index Fund | Annual Report

Annual Report |
October 31, 2024
Schwab Fundamental International Equity Index Fund
(formerly Schwab Fundamental International Large Company Index Fund)
Ticker Symbol:
SFNNX

This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental International Equity Index Fund	$27	0.25%

MANAGEMENT’S DISCUSSION OF FUND
PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 19.74%. The MSCI EAFE
®
Index (Net), which serves
as the fund’s regulatory index and provides a broad measure of market performance, returned 22.97%
1
. The fund does not seek to
track the regulatory index. On June 21, 2024, the fund transitioned from generally investing in securities that are included in the
Russell RAFI™ Developed ex US Large Company Index (Net) which returned 20.88%
1
to generally investing in securities that are
included in the RAFI Fundamental High Liquidity Developed ex US Large Index (Net). The RAFI Fundamental High Liquidity
Developed ex US Large Index (Net) has not been in operation for a full year, and therefore has no performance data to present. The
Fundamental Developed ex US Large Spliced Index returned 20.81%.
Top detractors from total return:
■

Securities from New Zealand, including Spark New Zealand Ltd.
■

While there were no additional markets that detracted from the total return of the fund, Chinese securities were the smallest contributors to total return
Top contributors to total return:
■

Japanese securities, including Hitachi Ltd.
■

Securities from the United Kingdom

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab Fundamental International Equity Index Fund  | Annual Report
1
REG125973-00
00306180

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1,2,3

Average Annual Total Returns
1,3

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Equity Index Fund (04/02/2007)	19.74%	7.76%	5.62%
MSCI EAFE ® Index (Net) 2,4	22.97%	6.24%	5.27%
RAFI Fundamental High Liquidity Developed ex US Large Index (Net) 2,5	N/A	N/A	N/A
Russell RAFI TM Developed ex US Large Company Index (Net) 2	20.88%	7.94%	5.86%
Fundamental Developed ex US Large Spliced Index	20.81%	7.92%	5.85%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The RAFI Fundamental High Liquidity Developed ex US Large Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The
Schwab Fundamental International Equity Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The
RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ Developed ex US Large Company Index (Net) to the MSCI EAFE
®
Index
(Net). The MSCI EAFE
®
Index (Net) provides a broad measure of market performance. The fund does not seek to track the regulatory index.
5
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Developed ex US Large Company Index (Net) to the RAFI Fundamental High Liquidity
Developed ex US Large Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index.
The inception date of the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.
2
Schwab Fundamental International Equity Index Fund  | Annual Report

Statistics

Net Assets (millions)	$2,929
Number of Holdings (excludes derivatives)	962
Portfolio Turnover Rate	12%
Advisory Fees Paid by the Fund	$6,529,958
Weighted Average Market Cap (millions)	$67,569
Price/Earnings Ratio (P/E)	12.6
Price/Book Ratio (P/B)	1.2
Foreign Tax Paid and Passed Through	$8,873,951
Gross Income From Foreign Sources	$101,733,797
Qualified Dividend Income	$74,322,883
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Top Country Weightings % of Investments
1

Portfolio holdings may have changed since the
report
date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co.,
Inc
.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Fundamental International Equity Index Fund  | Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending
an email request to
orders@mysummaryprospectus.com
.
■

Effective June 21, 2024, the fund’s name changed from Schwab Fundamental International Large Company Index Fund to Schwab
Fundamental International Equity Index Fund.
■

Effective June 21, 2024, the fund’s comparative index changed from the Russell RAFI™ Developed ex US Large Company Index
(Net) to the RAFI Fundamental High Liquidity Developed ex US Large Index (Net).
■

Effective June 21, 2024, the fund’s investment objective was updated to reflect that the fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large non-U.S. developed market companies based on their fundamental size and weight.
■

Effective June 21, 2024, in connection with the comparative index change, the fund’s investment strategy was updated to reflect that to pursue its goal, the fund will generally invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in stocks that are included in its comparative index.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Fundamental International Equity Index Fund  | Annual Report

Annual Report |
October 31, 2024
Schwab Fundamental International Small Equity Index Fund
(formerly Schwab Fundamental International Small Company Index Fund)
Ticker Symbol: SFILX

This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental International Small Equity Index Fund	$43	0.39%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 20.31%. The MSCI EAFE
®
Index (Net), which serves
as the fund’s regulatory index and provides a broad measure of market performance, returned 22.97%
1
. The fund does not seek to
track the regulatory index. On June 21, 2024, the fund transitioned from generally investing in securities that are included in the
Russell RAFI™ Developed ex US Small Company Index (Net) which returned 21.41%
1
to generally investing in securities that are
included in the RAFI Fundamental High Liquidity Developed ex US Small Index (Net). The RAFI Fundamental High Liquidity
Developed ex US Small Index (Net) has not been in operation for a full year, and therefore has no performance data to present. The
Fundamental Developed ex US Small Spliced Index returned 21.55%.
Top detractors from total return:
■

Securities from the United States, including Class A holdings of Constellium SE
■

Securities from Cyprus
Top contributors to total return:
■

Japanese securities, including Disco Corp. (which was sold prior to the end of the reporting period)
■

Securities from the United Kingdom

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab Fundamental International Small Equity Index Fund | Annual Report
1
REG125974-00  00306182

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1,2,3

Average Annual Total Returns
1,3

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Small Equity Index Fund (01/31/2008)	20.31%	4.88%	5.34%
MSCI EAFE ® Index (Net) 2,4	22.97%	6.24%	5.27%
RAFI Fundamental High Liquidity Developed ex US Small Index (Net) 2,5	N/A	N/A	N/A
Russell RAFI TM Developed ex US Small Company Index (Net) 2	21.41%	5.18%	5.77%
Fundamental Developed ex US Small Spliced Index	21.55%	5.21%	5.78%
S&P Developed ex-U.S. Small Cap Index (Net) 2	21.60%	4.02%	5.08%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The RAFI Fundamental High Liquidity Developed ex US Small Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The
Schwab Fundamental International Small Equity Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI
Parties). The RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ Developed ex US Small Company Index (Net) to the MSCI EAFE
®
Index
(Net). The MSCI EAFE
®
Index (Net) provides a broad measure of market performance. The fund does not seek to track the regulatory index.
5
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Developed ex US Small Company Index (Net) to the RAFI Fundamental High Liquidity
Developed ex US Small Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index.
The inception date of the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.
2
Schwab Fundamental International Small Equity Index Fund | Annual Report

Statistics

Net Assets (thousands)	$576,432
Number of Holdings (excludes derivatives)	1,997
Portfolio Turnover Rate	29%
Advisory Fees Paid by the Fund	$2,254,455
Weighted Average Market Cap (millions)	$4,294
Price/Earnings Ratio (P/E)	12.5
Price/Book Ratio (P/B)	1.1
Foreign Tax Paid and Passed Through	$2,031,978
Gross Income From Foreign Sources	$19,194,637
Qualified Dividend Income	$15,519,208
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Top Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI
Inc
.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Fundamental International Small Equity Index Fund | Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending
an email request to
orders@mysummaryprospectus.com
.
■

Effective June 21, 2024, the fund’s name changed from Schwab Fundamental International Small Company Index Fund to Schwab
Fundamental International Small Equity Index Fund.
■

Effective June 21, 2024, the fund’s comparative index changed from the Russell RAFI™ Developed ex US Small Company Index
(Net) to the RAFI Fundamental High Liquidity Developed ex US Small Index (Net).
■

Effective June 21, 2024, the fund’s investment objective was updated to reflect that the fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of small non-U.S. developed market companies based on their fundamental size and weight.
■

Effective June 21, 2024, in connection with the comparative index change, the fund’s investment strategy was updated to reflect that to pursue its goal, the fund will generally invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in stocks that are included in its comparative index.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Fundamental International Small Equity Index Fund | Annual Report

Annual Report |
October 31, 2024
Schwab Fundamental Emerging Markets Equity Index Fund
(formerly Schwab Fundamental Emerging Markets Large Company Index Fund)
Ticker Symbol: SFENX

This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental Emerging Markets Equity Index Fund	$45	0.39%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 29.16%. The MSCI Emerging Markets Index (Net), which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 25.32%
1
. The fund does
not seek to track the regulatory index. On June 21, 2024, the fund transitioned from generally investing in securities that are included in the Russell RAFI™ Emerging Markets Large Company Index (Net) which returned 31.28%
1
to generally investing in
securities that are included in the RAFI Fundamental High Liquidity Emerging Markets Index (Net). The RAFI Fundamental High
Liquidity Emerging Markets Index (Net) has not been in operation for a full year, and therefore has no performance data to present.
The Fundamental Emerging Markets Spliced Index returned 31.40%. Fair valuation
2
of the fund’s holdings detracted from the fund’s
relative performance.
Top detractors from total return:
■

Securities from the Czech Republic, including CEZ AS
■

While there were no additional markets that detracted from the total return of the fund, securities from Hong Kong were the smallest contributors to total return
Top contributors to total return:
■

Taiwanese securities, including Taiwan Semiconductor Manufacturing Co. Ltd.
■

Chinese securities

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
2
Fair valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
Schwab Fundamental Emerging Markets Equity Index Fund  | Annual Report
1
REG125971-00  00306178

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1,2,3

Average Annual Total Returns
1,3

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental Emerging Markets Equity Index Fund (01/31/2008)	29.16%	5.76%	4.99%
MSCI Emerging Markets Index (Net) 2,4	25.32%	3.93%	3.43%
RAFI Fundamental High Liquidity Emerging Markets Index (Net) 2,5	N/A	N/A	N/A
Russell RAFI TM Emerging Markets Large Company Index (Net) 2	31.28%	6.39%	5.65%
Fundamental Emerging Markets Spliced Index	31.40%	6.41%	5.66%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The RAFI Fundamental High Liquidity Emerging Markets Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental Emerging Markets Equity Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The
RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ Emerging Markets Large Company Index (Net) to the MSCI Emerging
Markets Index (Net). The MSCI Emerging Markets Index (Net) provides a broad measure of market performance. The fund does not seek to track the regulatory index.
5
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Emerging Markets Large Company Index (Net) to the RAFI Fundamental High
Liquidity Emerging Markets Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Emerging Markets Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.
2
Schwab Fundamental Emerging Markets Equity Index Fund  | Annual Report

Statistics

Net Assets (thousands)	$933,156
Number of Holdings (excludes derivatives)	377
Portfolio Turnover Rate	20%
Advisory Fees Paid by the Fund	$3,259,416
Weighted Average Market Cap (millions)	$119,635
Price/Earnings Ratio (P/E)	9.7
Price/Book Ratio (P/B)	1.2
Foreign Tax Paid and Passed Through	$6,794,325
Gross Income From Foreign Sources	$43,076,264
Qualified Dividend Income	$19,287,336
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Top Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry
Classification
Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Fundamental Emerging Markets Equity Index Fund  | Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since November 1, 2023. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending
an email request to
orders@mysummaryprospectus.com
.
■

Effective June 21, 2024, the fund’s name changed from Schwab Fundamental Emerging Markets Large Company Index Fund to
Schwab Fundamental Emerging Markets Equity Index Fund.
■

Effective June 21, 2024, the fund’s comparative index changed from the Russell RAFI™ Emerging Markets Large Company Index
(Net) to the RAFI Fundamental High Liquidity Emerging Markets Index (Net).
■

Effective June 21, 2024, the fund’s investment objective was updated to reflect that the fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large sized companies, based on their fundamental size and weight, in emerging market countries.
■

Effective June 21, 2024, in connection with the comparative index change, the fund’s investment strategy was updated to reflect that to pursue its goal, the fund will generally invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in stocks that are included in its comparative index.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Fundamental Emerging Markets Equity Index Fund  | Annual Report

Annual Report |
October 31, 2024
Schwab MarketTrack All Equity Portfolio™
Ticker Symbol: SWEGX

This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab MarketTrack All Equity Porfolio	$44	0.38%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 31.32%. The S&P 500
®
Index, which provides a
broad measure of equity market performance, returned 38.02%. The fund’s custom blended comparative index, the All Equity
Composite Index (the composite index), returned 32.23%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab Fundamental U.S. Large Company Index Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab Fundamental International Small Equity Index Fund
●
Schwab Fundamental International Equity Index Fund

Portfolio holdings may have changed since the report date.
Schwab MarketTrack All Equity Portfolio™ | Annual Report
1
REG125982-00  00306190

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab MarketTrack All Equity Portfolio (05/19/1998)	31.32%	10.70%	9.02%
S&P 500 ® Index	38.02%	15.27%	13.00%
All Equity Composite Index	32.23%	11.20%	9.60%

All total returns on this page assume dividends and distributions we re
reinvested. Index figures do not include trading and management costs, which would lower performance
. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab MarketTrack All Equity Portfolio™ | An
nual
Report

Statistics

Net Assets (thousands)	$926,961
Number of Holdings	10
Portfolio Turnover Rate	17%
Advisory Fees Paid by the Fund	$1,129,480
Foreign Tax Paid and Passed Through	$827,083
Gross Income From Foreign Sources	$8,053,472
Dividends Received Deduction	38.01%
Qualified Dividend Income	$12,569,819
Long Term Capital Gain Distribution	$9,868,333
Qualified Business Income (199A)	$1,400,812
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the
report
date.
Schwab MarketTrack All Equity Portfolio™ | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab MarketTrack All Equity Portfolio™ | Annual Report

Annual Report |
October 31, 2024
Schwab MarketTrack Growth Portfolio
™
Ticker Symbol: SWHGX

This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab MarketTrack Growth Porfolio	$44	0.39%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 27.11%. The S&P 500
®
Index, which provides a
broad
measure
of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 38.02% and 10.55%, respectively. The fund’s custom blended comparative index, the Growth
Composite Index (the composite index), returned 27.91%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab Fundamental U.S. Large Company Index Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab Fundamental International Small Equity Index Fund
●
Schwab Fundamental International Equity Index Fund

Portfolio holdings may have changed since the report date.
Schwab MarketTrack Growth Portfolio™ | Annual Report
1
REG125985-00  00306193

The performance data quoted represents past performance.
Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab MarketTrack Growth Portfolio (11/20/1995)	27.11%	8.95%	7.82%
S&P 500 ® Index	38.02%	15.27%	13.00%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
Growth Composite Index	27.91%	9.46%	8.37%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab MarketTrack Growth Portfolio™ | Annual Report

Statistics

Net Assets (thousands)	$967,928
Number of Holdings	12
Portfolio Turnover Rate	17%
Advisory Fees Paid by the Fund	$1,205,428
Foreign Tax Paid and Passed Through	$605,836
Gross Income From Foreign Sources	$5,904,452
Dividends Received Deduction	30.86%
Qualified Dividend Income	$10,683,443
Long Term Capital Gain Distribution	$16,318,683
Qualified Business Income (199A)	$1,215,283
Business Interest Deduction (163j)	27.24%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the
report
date
.
Schwab MarketTrack Growth Portfolio™ | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab MarketTrack Growth Portfolio™ | Annual Report

Annual Report |
October 31, 2024
Schwab MarketTrack Balanced Portfolio™
Ticker Symbol: SWBGX

This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab MarketTrack Balanced Portfolio	$43	0.39%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the fund returned 22.60%. The S&P 500
®
Index, which provides a
broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned
38.02
% and 10.55%, respectively. The fund’s custom blended comparative index, the Balanced
Composite Index (the composite index), returned 23.33%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab U.S. Aggregate Bond Index Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab Short-Term Bond Index Fund
●
Schwab Fundamental International Small Equity Index Fund

Portfolio holdings may have changed since the report date.
Schwab MarketTrack Balanced Portfolio™ | Annual Report
1
REG125983-00  00306191

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab MarketTrack Balanced Portfolio (11/20/1995)	22.60%	6.72%	6.23%
S&P 500 ® Index	38.02%	15.27%	13.00%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
Balanced Composite Index	23.33%	7.20%	6.78%

All total returns on this page assume dividends and distributions were
reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index
definitions
, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been
partially
absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab MarketTrack Balanced Portfolio™ | Annual Report

Statistics

Net Assets (thousands)	$590,023
Number of Holdings	13
Portfolio Turnover Rate	16%
Advisory Fees Paid by the Fund	$750,216
Foreign Tax Paid and Passed Through	$287,889
Gross Income From Foreign Sources	$2,807,552
Dividends Received Deduction	22.29%
Qualified Dividend Income	$5,236,444
Long Term Capital Gain Distribution	$10,307,370
Qualified Business Income (199A)	$565,559
Business Interest Deduction ( 163j )	48.82%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
Schwab MarketTrack Balanced Portfolio™ | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab MarketTrack Balanced Portfolio™ | Annual Report

Annual Report |
October 31, 2024
Schwab MarketTrack Conservative Portfolio™
Ticker Symbol: SWCGX

This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from
your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab MarketTrack Conservative Portfolio	$46	0.42%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-
month
reporting period ended October 31, 2024, the fund returned 18.11%. The S&P 500
®
Index, which provides a
broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 38.02% and 10.55%, respectively. The fund’s custom blended comparative index, the
Conservative Composite Index (the composite index), returned 18.86%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total
return
:
●
Schwab U.S. Aggregate Bond Index Fund
●
Schwab S&P 500 Index Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab Short-Term Bond Index Fund
●
Schwab Fundamental International Small Equity Index Fund

Portfolio holdings may have changed since the report date.
Schwab MarketTrack Conservative Portfolio™ | Annual Report
1
REG125984-00  00306192

The performance data quoted represents past performance.
Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please
visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1

Average Annual
Total
Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab MarketTrack Conservative Portfolio (11/20/1995)	18.11%	4.29%	4.48%
S&P 500 ® Index	38.02%	15.27%	13.00%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
Conservative Composite Index	18.86%	4.81%	5.08%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions,
please
see
www
.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab MarketTrack Conservative Portfolio™ | Annual Report

Statistics

Net Assets ( thousands )	$203,850
Number of Holdings	13
Portfolio Turnover Rate	12%
Advisory Fees Paid by the Fund	$264,952
Foreign Tax Paid and Passed Through	$70,823
Gross Income From Foreign Sources	$690,846
Dividends Received Deduction	13.35%
Qualified Dividend Income	$1,386,111
Long Term Capital Gain Distribution	$8,105,659
Qualified Business Income (199A)	$156,292
Business Interest Deduction ( 163j )	68.26%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
Schwab MarketTrack Conservative Portfolio™ | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab MarketTrack Conservative Portfolio™ | Annual Report

Annual Report |
October 31, 2024
Schwab Target 2010 Fund
Ticker Symbol: SWBRX

This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2010 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the 2010 Fund returned 17.77%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 37.99% and 10.55%, respectively. The 2010 Fund’s internally calculated comparative index, the Target 2010 Composite Index (the composite index), returned 17.75%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab U.S. Aggregate Bond Index Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab Fundamental International Equity Index Fund
●
Loomis Sayles Investment Grade Bond Fund (Class Y)

Portfolio holdings may have changed since the report date.
Schwab Target 2010 Fund | Annual Report
1
REG125990-00  00306197

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Target 2010 Fund (07/01/2005)	17.77%	4.55%	4.60%
Dow Jones U.S. Total Stock Market Index SM	37.99%	14.51%	12.36%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
Target 2010 Composite Index	17.75%	4.59%	4.83%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab Target 2010 Fund | Annual Report

Statistics

Net Assets (thousands)	$42,809
Number of Holdings	20
Portfolio Turnover Rate	11%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$2,177
Gross Income From Foreign Sources	$43,016
Dividends Received Deduction	10.51%
Qualified Dividend Income	$232,414
Long Term Capital Gain Distribution	$619,179
Qualified Business Income (199A)	$18,928
Business Interest Deduction (163j)	57.34%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
Schwab Target 2010 Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2010 Fund | Annual Report

Annual Report |
October 31, 2024
Schwab Target 2015 Fund
Ticker Symbol: SWGRX

This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2015 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the 2015 Fund returned 18.62%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 37.99% and 10.55%, respectively. The 2015 Fund’s internally calculated comparative index, the Target 2015 Composite Index (the composite index), returned 18.66%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab U.S. Aggregate Bond Index Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab Fundamental International Equity Index Fund
●
Loomis Sayles Investment Grade Bond Fund (Class Y)

Portfolio holdings may have changed since the report date.
Schwab Target 2015 Fund | Annual Report
1
REG125991-00  00306198

The performance data quoted represents past performance. Past performance does not guarantee future results.
Investment
returns
and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Target 2015 Fund (03/12/2008)	18.62%	4.85%	4.80%
Dow Jones U.S. Total Stock Market Index SM	37.99%	14.51%	12.36%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
Target 2015 Composite Index	18.66%	4.94%	5.08%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab Target 2015 Fund | Annual Report

Statistics

Net Assets (thousands)	$48,628
Number of Holdings	20
Portfolio Turnover Rate	9%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$2,898
Gross Income From Foreign Sources	$56,718
Dividends Received Deduction	11.73%
Qualified Dividend Income	$305,132
Long Term Capital Gain Distribution	$1,593,932
Qualified Business Income (199A)	$24,941
Business Interest Deduction (163j)	56.27%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
Schwab Target 2015 Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2015 Fund | Annual Report

Annual Report |
October 31, 2024
Schwab Target 2020 Fund
Ticker Symbol: SWCRX

This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2020 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the 2020 Fund returned 19.39%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 37.99% and 10.55%, respectively. The 2020 Fund’s internally calculated comparative index, the Target 2020 Composite Index (the composite index), returned 19.26%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab U.S. Aggregate Bond Index Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab Fundamental International Equity Index Fund
●
ClearBridge Small Cap Growth Fund (Class IS)

Portfolio holdings may have changed since the r
epo
rt date.
Schwab Target 2020 Fund | Annual Report
1
REG125992-00  00306199

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Target 2020 Fund (07/01/2005)	19.39%	5.08%	5.17%
Dow Jones U.S. Total Stock Market Index SM	37.99%	14.51%	12.36%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
Target 2020 Composite Index	19.26%	5.18%	5.49%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management
costs, which would lower
performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab Target 2020 Fund | Annual Report

Statistics

Net Assets (thousands)	$317,158
Number of Holdings	20
Portfolio Turnover Rate	8%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$21,507
Gross Income From Foreign Sources	$407,831
Dividends Received Deduction	12.51%
Qualified Dividend Income	$2,150,366
Long Term Capital Gain Distribution	$13,437,161
Qualified Business Income (199A)	$175,785
Business Interest Deduction (163j)	55.35%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
Schwab Target 2020 Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2020 Fund | Annual Report

Annual Report |
October 31, 2024
Schwab Target 2025 Fund
Ticker Symbol: SWHRX

This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2025 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the 2025 Fund returned 20.57%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 37.99% and 10.55%, respectively. The 2025 Fund’s internally calculated comparative index, the Target 2025 Composite Index (the composite index), returned 20.56%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab U.S. Aggregate Bond Index Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Goldman Sachs Emerging Markets Equity Insights Fund (Institutional Class)
●
Schwab Fundamental International Equity Index Fund

Portfolio holdings may have changed since the report date.
Schwab Target 2025 Fund | Annual Report
1
REG125993-00  00306200

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1

Ave
ra
ge Annual Total Returns
1

Fund and Inception Date	1 Ye ar	5 Years	10 Years
Fund: Schwab Target 2025 Fund (03/12/2008)	20.57%	6.00%	5.90%
Dow Jones U.S. Total Stock Market Index SM	37.99%	14.51%	12.36%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
Target 2025 Composite Index	20.56%	6.16%	6.31%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab Target 20
25 Fu
nd | Annu
al R
eport

Statistics

Net Assets (thousands)	$447,612
Number of Holdings	21
Portfolio Turnover Rate	12%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$41,914
Gross Income From Foreign Sources	$755,987
Dividends Received Deduction	14.74%
Qualified Dividend Income	$3,473,904
Long Term Capital Gain Distribution	$11,365,616
Qualified Business Income (199A)	$277,871
Business Interest Deduction (163j)	54.85%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
Schwab Target 2025 Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2025 Fund | Annual Report

Annual Report |
October 31, 2024
Schwab Target 2030 Fund
Ticker Symbol: SWDRX

This
annual shareholder report
contains important information about the fund for the period of November 1, 2023, to October 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2030 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the 2030 Fund returned 23.59%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 37.99% and 10.55%, respectively. The 2030 Fund’s internally calculated comparative index, the Target 2030 Composite Index (the composite index), returned 23.65%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab International Opportunities Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab Treasury Inflation Protected Securities Index Fund
●
Schwab Fundamental International Equity Index Fund

Portfolio holdings may have changed since the report date.
Schwab Target 2030 Fund | Annual Report
1
REG125994-00  00306201

The performance data quoted represents past performance.
Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than perf
or
mance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Target 2030 Fund (07/01/2005)	23.59%	7.14%	6.64%
Dow Jones U.S. Total Stock Market Index SM	37.99%	14.51%	12.36%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
Target 2030 Composite Index	23.65%	7.34%	7.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do no
t in
clude trading and management costs, which would lower
performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab Target 2030 Fund | Annual Report

Statistics

Net Assets (thousands)	$987,569
Number of Holdings	21
Portfolio Turnover Rate	12%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$155,558
Gross Income From Foreign Sources	$2,294,279
Dividends Received Deduction	18.52%
Qualified Dividend Income	$8,467,263
Long Term Capital Gain Distribution	$18,094,357
Qualified Business Income (199A)	$712,264
Business Interest Deduction (163j)	38.87%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
Schwab Target 2030 Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2030 Fund | Annual Report

Annual Report |
October 31, 2024
Schwab Target 2035 Fund
Ticker Symbol: SWIRX

This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2035 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the 2035 Fund returned 25.75%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 37.99% and 10.55%, respectively. The 2035 Fund’s internally calculated comparative index, the Target 2035 Composite Index (the composite index), returned 25.92%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab International Opportunities Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total r eturn
were:
●
Schwab Fundamental International Equity Index Fund
●
Schwab Short-Term Bond Index Fund

Portfolio holdings may have changed since
the
report
date
.
Schwab Target 2035 Fund | Annual Report
1
REG125995-00  00306202

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Target 2035 Fund (03/12/2008)	25.75%	7.93%	7.17%
Dow Jones U.S. Total Stock Market Index SM	37.99%	14.51%	12.36%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
Target 2035 Composite Index	25.92%	8.19%	7.72%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower
performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized
.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on
fund distributions or the redemption of fund s
har
es.
2
Schwab Target 2035 Fund | Annual Report

Statistics

Net Assets (thousands)	$607,476
Number of Holdings	20
Portfolio Turnover Rate	11%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$118,721
Gross Income From Foreign Sources	$1,613,470
Dividends Received Deduction	20.11%
Qualified Dividend Income	$5,480,488
Long Term Capital Gain Distribution	$6,857,795
Qualified Business Income (199A)	$478,821
Business Interest Deduction (163j)	30.51%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have
changed
since the
report
date
.
Schwab Target 2035 Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and
Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2035 Fund | Annual Report

Annual Report |
October 31, 2024
Schwab Target 2040 Fund
Ticker Symbol: SWERX

This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2040 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to
limit
the
total annual
fund
operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the 2040 Fund returned 27.49%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 37.99% and 10.55%, respectively. The 2040 Fund’s internally calculated comparative index, the Target 2040 Composite Index (the composite index), returned 27.73%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab Select Large Cap Growth Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab Short-Term Bond Index Fund
●
Schwab Fundamental International Equity Index Fund

Portfolio holdings may have changed since the report date.
Schwab Target 2040 Fund | Annual Report
1
REG125996-00  00306203

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Target 2040 Fund (07/01/2005)	27.49%	8.59%	7.60%
Dow Jones U.S. Total Stock Market Index SM	37.99%	14.51%	12.36%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
Target 2040 Composite Index	27.73%	8.87%	8.21%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab Target 2040 Fund | Annual Report

Statistics

Net Assets (thousands)	$1,182,019
Number of Holdings	20
Portfolio Turnover Rate	10%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$294,467
Gross Income From Foreign Sources	$3,749,209
Dividends Received Deduction	25.21%
Qualified Dividend Income	$12,030,239
Long Term Capital Gain Distribution	$18,827,641
Qualified Business Income (199A)	$1,053,657
Business Interest Deduction (163j)	22.82%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
Schwab Target 2040 Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2040 Fund | Annual Report

Annual Report |
October 31, 2024
Schwab Target 2045 Fund
Ticker Symbol: SWMRX

This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2045 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which
are indirect
expenses incurred by the fund through its investments in the underlying funds.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the 2045 Fund returned 28.81%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 37.99% and 10.55%, respectively. The 2045 Fund’s internally calculated comparative index, the Target 2045 Composite Index (the composite index), returned 29.22%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab Select Large Cap Growth Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors
to total return
were:
●
Schwab Short-Term Bond Index Fund
●
Baird Aggregate Bond Fund (Institutional Class)

Portfolio holdings may have changed since the report date.
Schwab Target 2045 Fund | Annual Report
1
REG125997-00  00306204

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Target 2045 Fund (01/23/2013)	28.81%	9.10%	7.92%
Dow Jones U.S. Total Stock Market Index SM	37.99%	14.51%	12.36%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
Target 2045 Composite Index	29.22%	9.44%	8.59%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab Target 2045 Fund | Annual Report

Statistics

Net Assets (thousands)	$304,518
Number of Holdings	20
Portfolio Turnover Rate	6%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$83,664
Gross Income From Foreign Sources	$1,003,967
Dividends Received Deduction	27.40%
Qualified Dividend Income	$3,097,662
Long Term Capital Gain Distribution	$2,727,018
Qualified Business Income (199A)	$295,577
Business Interest Deduction (163j)	16.75%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
Schwab Target 2045 Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2045 Fund | Annual Report

Annual Report |
October 31, 2024
Schwab Target 2050 Fund
Ticker Symbol: SWNRX

This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2050 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses
a
nd, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying fu
n
ds.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the 2050 Fund returned 29.76%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 37.99% and 10.55%, respectively. The 2050 Fund’s internally calculated comparative index, the Target 2050 Composite Index (the composite index), returned 30.19%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab Select Large Cap Growth Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab Short-Term Bond Index Fund
●
Baird Aggregate Bond Fund (Institutional Cla
s
s)

Portfolio holdings may have changed since the report date.
Schwab Target 2050 Fund | Annual Report
1
REG125998-00  00306205

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment ret
u
rns
and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Target 2050 Fund (01/23/2013)	29.76%	9.46%	8.14%
Dow Jones U.S. Total Stock Market Index SM	37.99%	14.51%	12.36%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
Target 2050 Composite Index	30.19%	9.77%	8.80%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab Target 2050 Fund | Annual
Report

Statistics

Net Assets (thousands)	$314,584
Number of Holdings	20
Portfolio Turnover Rate	2%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$95,103
Gross Income From Foreign Sources	$1,108,483
Dividends Received Deduction	28.68%
Qualified Dividend Income	$3,334,715
Long Term Capital Gain Distribution	$3,917,388
Qualified Business Income (199A)	$320,219
Business Interest Deduction (163j)	11.67%
Asset Class Weightings % of Investments

Top Holdings % of Net
Assets

Portfolio holdings may have changed since
the
report
date
.
Schwab Target 2050 Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2050 Fund | Annual Report

Annual Report |
October 31, 2024
Schwab Target 2055 Fund
Ticker Symbol: SWORX

T
his annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2055 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the 2055 Fund returned 30.16%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 37.99% and 10.55%, respectively. The 2055 Fund’s internally calculated comparative index, the Target 2055 Composite Index (the composite index), returned 30.73%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab Select Large Cap Growth Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Baird Aggregate Bond Fund (Institutional Class)
●
Schwab Short-Term Bond Index Fund

Portfolio holdings may have changed since the report date.
Schwab Target 2055 Fund | Annual Report
1
REG125999-00  00306206

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 31, 2014 - October 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Target 2055 Fund (01/23/2013)	30.16%	9.57%	8.22%
Dow Jones U.S. Total Stock Market Index SM	37.99%	14.51%	12.36%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
Target 2055 Composite Index	30.73%	9.97%	8.95%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized
.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab Target 2055 Fund | Annual Report

Statistics

Net Assets (thousands)	$220,761
Number of Holdings	19
Portfolio Turnover Rate	4%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$72,165
Gross Income From Foreign Sources	$818,039
Dividends Received Deduction	29.35%
Qualified Dividend Income	$2,380,651
Long Term Capital Gain Distribution	$2,672,454
Qualified Business Income (199A)	$241,675
Business Interest Deduction (163j)	9.11%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the
report
date
.
Schwab Target 2055 Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2055 Fund | Annual Report

Annual Report |
October 31, 2024
Schwab Target 2060 Fund
Ticker Symbol: SWPRX

This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2060 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the 2060 Fund returned 30.55%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 37.99% and 10.55%, respectively. The 2060 Fund’s internally calculated comparative index, the Target 2060 Composite Index (the composite index), returned 31.16%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab Select Large Cap Growth Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Western Asset Core Plus Bond Fund (Class I)
●
Schwab Short-Term Bond Index Fund

Portfolio holdings may have changed since the report date.
Schwab Target 2060
Fund
| Annual Report
1
REG126000-00  00306207

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (August 25, 2016 - October 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab Target 2060 Fund (08/25/2016)	30.55%	9.73%	9.54%
Dow Jones U.S. Total Stock Market Index SM	37.99%	14.51%	13.84%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	0.96%
Target 2060 Composite Index	31.16%	10.16%	10.18%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab Target 2060 Fund | Annual Report

Statistics

Net Assets (thousands)	$86,512
Number of Holdings	18
Portfolio Turnover Rate	2%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$25,766
Gross Income From Foreign Sources	$286,565
Dividends Received Deduction	30.26%
Qualified Dividend Income	$813,615
Long Term Capital Gain Distribution	$899,391
Qualified Business Income (199A)	$87,473
Business Interest Deduction (163j)	6.70%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
Schwab Target 2060 Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2060 Fund | Annual Report

Annual Report |
October 31, 2024
Schwab Target 2065 Fund
Ticker Symbol: SWQRX

This annual shareholder report contains important information about the fund for the period of November 1, 2023, to October 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED October 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2065 Fund*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended October 31, 2024, the 2065 Fund returned 30.80%. The Dow Jones U.S. Total Stock
Market Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 37.99% and 10.55%, respectively. The 2065 Fund’s internally calculated comparative index, the Target 2065 Composite Index (the composite index), returned 31.46%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab S&P 500 Index Fund
●
Schwab Select Large Cap Growth Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab Short-Term Bond Index Fund
●
PIMCO International Bond Fund (U.S. Dollar-Hedged) (Institutional Class)

Portfolio holdings may have changed since the report date.
Schwab Target 2065 Fund | Annual Report
1
REG126001-00  00306208

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (February 25, 2021 - October 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	Since Inception
Fund: Schwab Target 2065 Fund (02/25/2021)	30.80%	6.50%
Dow Jones U.S. Total Stock Market Index SM	37.99%	11.23%
Bloomberg US Aggregate Bond Index	10.55%	-1.42%
Target 2065 Composite Index	31.46%	7.51%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab Target 2065 Fund | Annual Report

Statistics

Net Assets (thousands)	$23,829
Number of Holdings	18
Portfolio Turnover Rate	7%
Advisory Fees Paid by the Fund	$0
Foreign Tax Paid and Passed Through	$6,401
Gross Income From Foreign Sources	$70,165
Dividends Received Deduction	30.16%
Qualified Dividend Income	$190,231
Long Term Capital Gain Distribution	$228,206
Qualified Business Income (199A)	$22,122
Business Interest Deduction (163j)	4.01%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
Schwab Target 2065 Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Target 2065 Fund | Annual Report

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(e)	Not applicable.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 19(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kimberly S. Patmore, Michael J. Beer and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Ms. Patmore, Mr. Beer and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of fifty-two operational series. Thirty-six series have a fiscal year-end of October 31, whose annual financial statements are reported in Item 1, three series have a fiscal year-end of December 31, twelve series have a fiscal year-end of March 31, and one series has a fiscal year-end of the last day of February. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to the fifty-two operational series during 2024/2025 and 2023/2024, based on their respective 2024/2025 and 2023/2024 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees[1]		(b) Audit-Related Fees[2]		(c) Tax Fees[3]		(d) All Other Fees
Fiscal Year 2024/2025	Fiscal Year 2023/2024	Fiscal Year 2024/2025	Fiscal Year 2023/2024	Fiscal Year 2024/2025	Fiscal Year 2023/2024	Fiscal Year 2024/2025	Fiscal Year 2023/2024
$1,292,600	$1,272,477	$95,400	$90,000	$170,820	$170,820	$0	$0

[1]	The nature of the services includes audit of the registrant’s annual financial statements and normally provided services in connection with regulatory filings for those fiscal years.
[2]	The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
[3]	The nature of the services includes tax compliance, tax advice and tax planning.

(e) (1)	Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

There were no services described in each of paragraphs (b) through (d) above that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2023/2024: $2,549,698	2022/2023: $	3,651,860

(h)

During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Holdings and Financial Statements | October 31, 2024
Schwab International Opportunities Fund

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab.

Schwab International Opportunities Fund | Annual Holdings and Financial Statements
1

Schwab International Opportunities Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$17.49	$16.90	$30.60	$24.37	$22.89
Income (loss) from investment operations:
Net investment income (loss)[1]	0.32	0.33	0.26	0.01	0.00 [2]
Net realized and unrealized gains (losses)	3.28	0.91	(9.58)	7.94	1.95
Total from investment operations	3.60	1.24	(9.32)	7.95	1.95
Less distributions:
Distributions from net investment income	(0.34)	(0.20)	(0.28)	—	(0.43)
Distributions from net realized gains	—	(0.45)	(4.10)	(1.72)	(0.04)
Total distributions	(0.34)	(0.65)	(4.38)	(1.72)	(0.47)
Net asset value at end of period	$20.75	$17.49	$16.90	$30.60	$24.37
Total return	20.75%	7.09%	(34.79%)	33.50%	8.56%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.85%[3]	0.85%[3]	0.99%[4,5]	1.25%	1.25%
Total expenses	0.85%[3]	0.85%[3]	1.08%[5]	1.47%	1.51%
Net investment income (loss)	1.58%	1.70%	1.24%	0.05%	0.00%[6]
Portfolio turnover rate	57%	63%	81%	59%	65%
Net assets, end of period (x 1,000,000)	$1,025	$927	$982	$1,495	$1,243

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]
Ratio excludes less than 0.01% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds and are subject to a contractual expense limitation (see financial note 4, Expense Limitation, for additional information).

[4]	Effective February 25, 2022, the net operating expense limitation was lowered from 1.25% to 0.86%. The ratio presented for the period ended October 31, 2022, is a blended ratio.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Less than 0.005%
See financial notes
2
Schwab International Opportunities Fund | Annual Holdings and Financial Statements

Schwab International Opportunities Fund
Portfolio Holdings  as of October 31, 2024

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 94.7% OF NET ASSETS

Australia 4.3%
AGL Energy Ltd.	15,654	107,481
ALS Ltd.	283,268	2,614,956
Ampol Ltd.	4,897	89,657
Aristocrat Leisure Ltd.	16,660	670,392
Atlas Arteria Ltd.	17,948	57,456
Aurizon Holdings Ltd.	31,867	70,658
Beach Energy Ltd.	43,343	35,500
BHP Group Ltd.	139,049	3,863,138
BlueScope Steel Ltd.	10,676	141,867
Brambles Ltd.	132,204	1,591,738
CAR Group Ltd.	73,126	1,801,168
Cleanaway Waste Management Ltd.	36,743	65,784
Cochlear Ltd.	1,858	343,987
Coles Group Ltd.	23,096	266,562
Computershare Ltd.	35,858	619,893
CSL Ltd.	9,321	1,750,066
Deterra Royalties Ltd.	13,829	33,457
Domino's Pizza Enterprises Ltd.	916	20,047
Downer EDI Ltd.	13,233	48,486
Endeavour Group Ltd.	27,823	85,587
Evolution Mining Ltd.	38,190	130,936
Flight Centre Travel Group Ltd.	4,043	42,286
Fortescue Ltd.	45,227	566,371
Harvey Norman Holdings Ltd.	10,475	31,415
IDP Education Ltd.	5,650	51,437
IGO Ltd.	17,129	58,678
Iluka Resources Ltd.	6,794	26,111
Incitec Pivot Ltd.	32,434	63,983
Insurance Australia Group Ltd.	92,483	454,134
JB Hi-Fi Ltd.	2,782	149,288
Lottery Corp. Ltd.	46,578	152,193
Magellan Financial Group Ltd.	8,898	62,340
Medibank Pvt Ltd.	180,940	425,242
New Hope Corp. Ltd.	14,746	47,081
NEXTDC Ltd. *	271,430	2,899,436
Northern Star Resources Ltd.	374,230	4,342,712
Orica Ltd.	7,919	89,952
Origin Energy Ltd.	28,846	182,136
Paladin Energy Ltd. *	385,141	2,535,615
Pro Medicus Ltd.	13,338	1,689,595
Qantas Airways Ltd. *	16,023	84,834
QBE Insurance Group Ltd.	58,549	661,025
Qube Holdings Ltd.	30,530	74,461
Ramsay Health Care Ltd.	3,064	80,588
REA Group Ltd.	1,506	222,639
Reece Ltd.	4,685	69,809
Rio Tinto Ltd.	10,255	805,197
Santos Ltd.	667,428	2,969,295
SEEK Ltd.	5,138	83,473
Seven Group Holdings Ltd.	101,618	2,768,595
Sonic Healthcare Ltd.	7,618	134,232
South32 Ltd.	72,159	173,048
Star Entertainment Group Ltd. *	30,008	4,678
Steadfast Group Ltd.	51,371	185,010
Telix Pharmaceuticals Ltd. *	167,285	2,285,887
Telstra Group Ltd.	71,912	180,026
Transurban Group	50,244	418,731
Vicinity Ltd.	67,171	95,492
Washington H Soul Pattinson & Co. Ltd.	4,457	97,668
Wesfarmers Ltd.	24,511	1,078,265
WiseTech Global Ltd.	3,766	289,147
Woodside Energy Group Ltd.	43,672	687,329
SECURITY	NUMBER OF SHARES	VALUE ($)
Woolworths Group Ltd.	25,301	496,234
Worley Ltd.	10,247	94,095
Yancoal Australia Ltd.	7,240	30,981
Zip Co. Ltd. *	851,316	1,659,629
		44,009,189

Austria 0.1%
ANDRITZ AG	1,482	89,473
Kontron AG	45,288	762,630
Verbund AG	1,910	157,296
		1,009,399

Belgium 0.6%
Anheuser-Busch InBev SA	24,500	1,452,639
D'ieteren Group	471	101,970
Groupe Bruxelles Lambert NV	2,879	208,021
Liberty Global Ltd., Class A *	69,412	1,375,052
Liberty Global Ltd., Class C *	122,328	2,522,403
Lotus Bakeries NV	8	104,865
		5,764,950

Brazil 2.0%
Direcional Engenharia SA	337,600	1,826,727
Embraer SA, ADR *	108,875	3,649,490
JBS SA	182,322	1,135,708
MercadoLibre, Inc. *	5,931	12,082,515
NU Holdings Ltd., Class A *	100,840	1,521,676
		20,216,116

Canada 6.9%
Agnico Eagle Mines Ltd.	7,067	609,985
Alamos Gold, Inc., Class A	196,849	3,976,990
Aritzia, Inc. *	70,670	2,275,388
AtkinsRealis Group, Inc.	76,447	3,678,636
BCE, Inc.	6,080	196,022
Brookfield Asset Management Ltd., Class A	26,302	1,395,431
Cameco Corp.	38,368	2,003,577
Canadian National Railway Co.	14,331	1,547,503
Canadian Natural Resources Ltd.	45,227	1,538,046
Canadian Pacific Kansas City Ltd.	17,836	1,375,922
Capstone Copper Corp. *	342,760	2,370,653
Cargojet, Inc.	16,380	1,601,001
Celestica, Inc. *	40,941	2,800,364
CGI, Inc. *	3,994	442,442
Chartwell Retirement Residences	173,560	1,950,813
Constellation Software, Inc.	338	1,019,338
Descartes Systems Group, Inc. *	27,299	2,836,069
Dollarama, Inc.	6,790	706,577
Element Fleet Management Corp.	108,672	2,223,626
Energy Fuels, Inc. *	143,400	863,268
ERO Copper Corp. *	67,235	1,234,746
Fairfax Financial Holdings Ltd.	878	1,091,076
FirstService Corp.	13,738	2,543,865
Fortis, Inc.	7,681	332,263
Franco-Nevada Corp.	3,804	504,942
George Weston Ltd.	908	144,024
Hammond Power Solutions, Inc.	19,488	1,688,955
Hudbay Minerals, Inc.	98,590	884,396
Hydro One Ltd.	4,784	154,032
Imperial Oil Ltd.	2,643	197,226
Loblaw Cos. Ltd.	2,744	346,934
Lundin Gold, Inc.	145,974	3,529,963
Magna International, Inc.	5,577	220,180
See financial notes
Schwab International Opportunities Fund | Annual Holdings and Financial Statements
3

Schwab International Opportunities Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Metro, Inc.	4,341	257,807
Nutrien Ltd.	19,038	907,732
Open Text Corp.	111,051	3,330,693
Pan American Silver Corp.	59,381	1,390,109
Primo Water Corp.	82,586	2,166,231
Shopify, Inc., Class A *(a)	23,459	1,835,138
Shopify, Inc., Class A *(a)	31,489	2,462,755
Suncor Energy, Inc.	18,434	695,867
TELUS Corp.	8,767	138,587
Thomson Reuters Corp.	8,735	1,429,809
Tourmaline Oil Corp.	6,327	291,687
TransAlta Corp.	173,469	1,813,990
Vermilion Energy, Inc.	71,336	665,565
Waste Connections, Inc.	5,276	932,655
Wheaton Precious Metals Corp.	8,473	559,552
Whitecap Resources, Inc.	426,616	3,183,496
		70,345,926

China 2.1%
AAC Technologies Holdings, Inc.	331,000	1,336,910
Alibaba Group Holding Ltd.	265,440	3,246,943
Bosideng International Holdings Ltd.	3,590,000	2,013,404
Budweiser Brewing Co. APAC Ltd.	48,600	50,689
BYD Co. Ltd., H Shares	32,500	1,173,855
Chow Tai Fook Jewellery Group Ltd.	39,600	37,507
GDS Holdings Ltd., ADR *	75,333	1,650,546
HUTCHMED China Ltd. *	12,500	45,578
Meituan, B Shares *	191,790	4,532,069
PDD Holdings, Inc., ADR *	19,360	2,334,622
Shenzhou International Group Holdings Ltd.	14,600	112,741
SITC International Holdings Co. Ltd.	31,000	87,727
Tencent Holdings Ltd.	52,000	2,711,389
Tongcheng Travel Holdings Ltd.	1,092,400	2,471,479
Xinyi Glass Holdings Ltd.	50,839	57,732
		21,863,191

Denmark 2.7%
Ambu AS, Class B *	79,340	1,472,267
AP Moller - Maersk AS, Class A	56	85,397
AP Moller - Maersk AS, Class B	57	90,160
Carlsberg AS, Class B	2,402	265,454
Demant AS *	1,910	70,548
DSV AS	16,720	3,660,099
Genmab AS *	1,973	441,868
H Lundbeck AS	7,857	51,167
NKT AS *	13,947	1,307,629
Novo Nordisk AS, Class B	145,536	16,324,044
Novonesis (Novozymes) B, Class B	9,049	568,655
Pandora AS	2,391	361,510
Rockwool AS, B Shares	223	96,503
Royal Unibrew AS	21,197	1,594,690
Zealand Pharma AS *	10,527	1,215,263
		27,605,254

Finland 0.6%
Elisa OYJ	3,582	170,503
Kemira OYJ	50,591	1,074,192
Kesko OYJ, B Shares	5,087	109,260
Kone OYJ, B Shares	10,082	552,866
Nokia OYJ	91,007	430,647
Orion OYJ, B Shares	2,169	105,344
UPM-Kymmene OYJ (b)	124,649	3,667,992
SECURITY	NUMBER OF SHARES	VALUE ($)
Wartsila OYJ Abp	13,973	267,617
		6,378,421

France 8.4%
Accor SA	72,411	3,285,083
Air Liquide SA	9,255	1,659,433
AXA SA	90,607	3,402,047
BioMerieux	1,078	120,653
BNP Paribas SA	107,303	7,328,149
Bouygues SA	3,902	125,416
Bureau Veritas SA	5,259	166,789
Capgemini SE	13,670	2,371,482
Carrefour SA	8,522	135,337
Cie de Saint-Gobain SA	40,630	3,684,528
Cie Generale des Etablissements Michelin SCA	64,024	2,163,723
Danone SA	29,802	2,129,011
Dassault Systemes SE	11,512	394,000
Edenred SE	140,544	4,545,565
Eiffage SA	29,918	2,784,577
Elis SA	52,236	1,188,330
Engie SA	34,065	570,981
EssilorLuxottica SA	6,163	1,445,580
Eurazeo SE	3,498	266,802
Hermes International SCA	2,429	5,520,512
Ipsen SA	778	94,844
Kering SA	31,395	7,841,544
La Francaise des Jeux SAEM	2,731	116,737
Legrand SA	5,440	614,004
L'Oreal SA	9,148	3,432,056
LVMH Moet Hennessy Louis Vuitton SE	5,261	3,502,355
Orange SA	29,201	320,793
Pernod Ricard SA	9,000	1,122,917
Publicis Groupe SA	9,270	985,247
Safran SA	8,328	1,885,172
Sanofi SA	68,920	7,283,450
Schneider Electric SE	10,757	2,786,586
SEB SA	405	42,786
Societe Generale SA	81,938	2,353,379
Sodexo SA	14,024	1,217,317
SPIE SA	29,151	1,055,078
TotalEnergies SE	73,741	4,627,664
Veolia Environnement SA	10,354	328,736
Vinci SA	8,942	1,001,689
VusionGroup	8,086	1,271,163
Worldline SA *	192,700	1,365,948
		86,537,463

Germany 8.3%
adidas AG	12,215	2,925,385
Allianz SE	12,000	3,777,662
Bayer AG	258,705	6,971,302
Bayerische Motoren Werke AG	63,200	4,982,435
Bechtle AG	1,319	45,036
Beiersdorf AG	2,813	379,737
Bilfinger SE	47,935	2,304,092
BioNTech SE, ADR *	10,286	1,163,347
Brenntag SE	49,256	3,213,119
Carl Zeiss Meditec AG, Bearer Shares	1,096	68,995
Continental AG	102,965	6,426,077
CTS Eventim AG & Co. KGaA	20,227	2,124,141
Daimler Truck Holding AG	102,831	4,252,126
Delivery Hero SE *	88,045	3,737,694
Deutsche Telekom AG	62,913	1,902,081
Duerr AG	34,083	789,841
DWS Group GmbH & Co. KGaA	1,358	57,957
See financial notes
4
Schwab International Opportunities Fund | Annual Holdings and Financial Statements

Schwab International Opportunities Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
E.ON SE	148,513	2,004,193
Fielmann Group AG	464	23,339
Fresenius Medical Care AG	170,202	6,662,551
Fresenius SE & Co. KGaA *	128,466	4,690,375
FUCHS SE	1,104	39,661
GEA Group AG	4,825	237,659
Heidelberg Materials AG	2,528	278,432
Henkel AG & Co. KGaA	21,212	1,654,359
HOCHTIEF AG	408	49,965
Infineon Technologies AG	26,500	838,053
KION Group AG	39,742	1,543,081
Knorr-Bremse AG	1,319	108,805
Mercedes-Benz Group AG	79,594	4,835,387
Merck KGaA	2,503	413,809
Nemetschek SE	1,479	159,365
Nordex SE *	119,938	1,709,181
Puma SE	1,845	84,132
Rational AG	153	149,833
SAP SE	21,445	5,007,083
Scout24 SE	17,796	1,537,313
Siemens AG	28,910	5,624,435
Siemens Healthineers AG	4,685	244,578
TAG Immobilien AG *	26,696	443,789
TeamViewer SE *	75,442	1,086,840
thyssenkrupp AG	239,500	836,049
Wacker Chemie AG	253	21,281
Zalando SE *	3,860	116,853
		85,521,428

Greece 0.5%
Jumbo SA	82,408	2,199,439
National Bank of Greece SA	405,030	3,173,298
		5,372,737

Guernsey 0.2%
Burford Capital Ltd.	168,352	2,272,752

Hong Kong 0.5%
Cathay Pacific Airways Ltd.	22,000	22,882
CK Asset Holdings Ltd.	30,000	122,639
CK Infrastructure Holdings Ltd.	8,000	56,611
CLP Holdings Ltd.	27,500	233,601
Galaxy Entertainment Group Ltd.	54,000	240,331
Hong Kong & China Gas Co. Ltd.	149,000	115,410
Hong Kong Exchanges & Clearing Ltd.	41,000	1,641,655
Man Wah Holdings Ltd.	30,400	22,087
MMG Ltd. *	52,000	18,303
MTR Corp. Ltd.	20,500	74,587
NWS Holdings Ltd.	24,000	24,758
Power Assets Holdings Ltd.	34,000	226,483
Sino Land Co. Ltd.	53,069	53,109
Sun Hung Kai Properties Ltd.	20,000	216,559
Swire Pacific Ltd., A Shares	6,000	50,254
Swire Pacific Ltd., B Shares	10,000	13,494
Techtronic Industries Co. Ltd.	31,000	448,429
VTech Holdings Ltd.	4,500	33,498
WH Group Ltd.	2,272,650	1,768,841
Yue Yuen Industrial Holdings Ltd.	13,500	28,379
		5,411,910

India 2.0%
Amber Enterprises India Ltd. *	30,353	2,171,736
Anant Raj Ltd.	152,324	1,333,542
Axis Bank Ltd.	113,032	1,552,738
SECURITY	NUMBER OF SHARES	VALUE ($)
Honasa Consumer Ltd. *	138,273	646,571
Kalyan Jewellers India Ltd.	242,379	1,890,593
Kaynes Technology India Ltd. *	24,342	1,570,991
KEI Industries Ltd.	46,554	2,236,908
Max Financial Services Ltd. *	89,788	1,368,090
Max Healthcare Institute Ltd.	218,149	2,633,356
Prestige Estates Projects Ltd.	115,919	2,250,479
Rainbow Children's Medicare Ltd.	95,967	1,842,274
Varun Beverages Ltd.	162,830	1,157,521
		20,654,799

Indonesia 0.1%
Bank Mandiri Persero Tbk. PT	2,443,600	1,037,354

Ireland 1.6%
Bank of Ireland Group PLC	193,627	1,794,575
CRH PLC	14,868	1,417,409
DCC PLC	43,305	2,739,650
Flutter Entertainment PLC *	12,501	2,924,391
Glanbia PLC	4,139	68,658
James Hardie Industries PLC *	11,382	363,009
Jazz Pharmaceuticals PLC *	18,962	2,086,389
Kerry Group PLC, Class A	2,643	263,971
Kingspan Group PLC	2,930	258,739
Ryanair Holdings PLC, ADR	67,802	3,000,917
Smurfit WestRock PLC	26,200	1,349,300
		16,267,008

Israel 0.9%
Amot Investments Ltd.	4,605	22,402
Azrieli Group Ltd.	872	66,569
Bezeq The Israeli Telecommunication Corp. Ltd.	49,252	63,120
Big Shopping Centers Ltd. *	270	32,281
Camtek Ltd.	7,644	608,157
Check Point Software Technologies Ltd. *	22,559	3,907,444
CyberArk Software Ltd. *	7,418	2,051,225
Delek Group Ltd.	224	26,386
Elbit Systems Ltd.	594	136,061
Energix-Renewable Energies Ltd.	6,716	23,369
Enlight Renewable Energy Ltd. *	2,278	36,166
Fattal Holdings 1998 Ltd. *	161	20,264
ICL Group Ltd.	18,035	74,036
Israel Corp. Ltd.	100	21,847
Melisron Ltd.	643	50,958
Nice Ltd. *	1,849	321,281
Nova Ltd. *	5,819	1,078,261
Shapir Engineering & Industry Ltd. *	2,103	13,792
Strauss Group Ltd.	1,100	18,535
Teva Pharmaceutical Industries Ltd. *	25,812	474,988
Tower Semiconductor Ltd. *	2,045	86,249
		9,133,391

Italy 0.7%
Amplifon SpA	2,252	62,908
Brunello Cucinelli SpA	702	69,443
Buzzi SpA	49,525	1,940,278
DiaSorin SpA	350	38,014
Infrastrutture Wireless Italiane SpA	5,827	65,698
Interpump Group SpA	1,468	65,227
Intesa Sanpaolo SpA	843,600	3,610,615
Moncler SpA	6,729	373,846
PRADA SpA	10,700	82,149
Prysmian SpA	4,514	318,572
See financial notes
Schwab International Opportunities Fund | Annual Holdings and Financial Statements
5

Schwab International Opportunities Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Recordati Industria Chimica e Farmaceutica SpA	1,882	106,781
Reply SpA	582	88,730
		6,822,261

Japan 14.0%
ABC-Mart, Inc.	2,400	47,025
Aica Kogyo Co. Ltd.	1,500	32,459
Aisin Corp.	7,200	74,861
Alfresa Holdings Corp.	3,300	47,613
Alps Alpine Co. Ltd.	3,200	31,446
Amada Co. Ltd.	9,100	89,680
Amano Corp.	35,700	1,042,544
As One Corp.	1,400	26,181
Asahi Intecc Co. Ltd.	3,900	62,492
Asics Corp.	206,600	3,608,661
Azbil Corp.	14,800	115,084
Bandai Namco Holdings, Inc.	16,700	350,134
BayCurrent, Inc.	79,300	2,577,174
BIPROGY, Inc.	1,600	50,490
Bridgestone Corp.	12,100	431,185
Brother Industries Ltd.	4,500	87,648
Calbee, Inc.	1,400	31,303
Canon Marketing Japan, Inc.	800	24,031
Canon, Inc.	18,900	614,722
Capcom Co. Ltd.	10,700	211,736
Casio Computer Co. Ltd.	3,600	26,241
Chugai Pharmaceutical Co. Ltd.	17,700	842,192
Chugoku Electric Power Co., Inc.	4,800	34,933
COMSYS Holdings Corp.	3,200	67,140
Cosmos Pharmaceutical Corp.	800	38,450
CyberAgent, Inc.	104,100	679,534
Dai Nippon Printing Co. Ltd.	8,600	149,265
Daifuku Co. Ltd.	6,126	115,149
Daiichi Sankyo Co. Ltd.	39,200	1,275,890
Daikin Industries Ltd.	4,800	576,272
Daito Trust Construction Co. Ltd.	1,700	187,856
Denso Corp.	32,700	464,454
Dentsu Soken, Inc.	700	24,914
Descente Ltd.	800	22,660
Dexerials Corp.	4,200	64,124
Disco Corp.	2,300	654,429
DMG Mori Co. Ltd.	2,000	38,136
Dowa Holdings Co. Ltd.	1,300	44,168
Ebara Corp.	10,900	163,809
EXEO Group, Inc.	3,300	33,775
Ezaki Glico Co. Ltd.	1,000	29,462
Fancl Corp.	800	14,650
FANUC Corp.	26,800	711,039
Fast Retailing Co. Ltd.	2,800	895,220
FP Corp.	900	15,767
Fuji Electric Co. Ltd.	2,500	127,320
Fuji Soft, Inc.	1,000	61,230
Fujikura Ltd.	4,800	176,416
Fujitsu General Ltd.	1,400	17,459
Fujitsu Ltd.	130,200	2,503,204
Furukawa Electric Co. Ltd.	35,100	863,247
GENDA, Inc. *	111,300	1,943,158
GMO Payment Gateway, Inc.	20,400	1,221,901
Goldwin, Inc.	1,000	51,866
Hamamatsu Photonics KK	5,000	66,113
Harmonic Drive Systems, Inc.	1,300	23,624
Hirose Electric Co. Ltd.	600	71,406
Hisamitsu Pharmaceutical Co., Inc.	1,100	32,341
Hitachi Ltd.	177,490	4,459,411
Hoshizaki Corp.	3,600	118,326
House Foods Group, Inc.	1,900	37,036
SECURITY	NUMBER OF SHARES	VALUE ($)
Hoya Corp.	9,000	1,204,146
Inpex Corp.	19,200	253,095
Internet Initiative Japan, Inc.	3,100	59,523
Isuzu Motors Ltd.	12,200	157,768
ITOCHU Corp.	81,720	4,042,511
Japan Airlines Co. Ltd.	2,700	43,303
Japan Airport Terminal Co. Ltd.	1,600	58,611
Japan Elevator Service Holdings Co. Ltd.	59,300	1,135,440
Japan Steel Works Ltd.	1,300	44,094
Jeol Ltd.	1,100	40,805
JGC Holdings Corp.	4,900	42,058
JTEKT Corp.	3,300	22,259
Justsystems Corp.	22,565	504,541
Kakaku.com, Inc.	186,100	2,857,562
Kamigumi Co. Ltd.	2,500	52,179
Kandenko Co. Ltd.	2,200	32,194
Kansai Electric Power Co., Inc.	15,900	254,990
Kansai Paint Co. Ltd.	3,900	63,518
Kao Corp.	8,400	370,233
Kawasaki Kisen Kaisha Ltd.	10,100	139,522
KDDI Corp.	38,500	1,200,407
Keikyu Corp.	4,700	36,800
Keisei Electric Railway Co. Ltd.	2,700	70,248
Kewpie Corp.	2,100	49,661
Keyence Corp.	5,700	2,573,056
Kikkoman Corp.	16,400	192,417
Kinden Corp.	141,927	2,941,609
Kobayashi Pharmaceutical Co. Ltd.	1,100	40,973
Kobe Bussan Co. Ltd.	3,500	85,854
Kobe Steel Ltd.	5,500	59,277
Koei Tecmo Holdings Co. Ltd.	3,900	40,815
Koito Manufacturing Co. Ltd.	4,900	63,449
Kokuyo Co. Ltd.	2,800	45,047
Komatsu Ltd.	215,900	5,588,633
Konami Group Corp.	2,800	256,648
Kose Corp.	900	49,460
Kotobuki Spirits Co. Ltd.	3,000	40,508
K's Holdings Corp.	3,600	34,425
Kuraray Co. Ltd.	5,500	74,533
Kurita Water Industries Ltd.	2,500	93,762
Kyocera Corp.	18,800	190,664
Kyowa Kirin Co. Ltd.	5,900	97,242
Kyudenko Corp.	1,600	57,441
Kyushu Electric Power Co., Inc.	8,000	89,590
Kyushu Railway Co.	44,400	1,168,186
Lasertec Corp.	2,600	352,809
Lifedrink Co., Inc.	51,500	594,719
Lion Corp.	4,500	49,697
M3, Inc.	72,700	747,177
Mabuchi Motor Co. Ltd.	3,000	42,929
Macnica Holdings, Inc.	186,903	2,131,878
Makita Corp.	6,600	215,502
Mani, Inc.	1,700	20,283
Maruichi Steel Tube Ltd.	1,400	30,170
Maruwa Co. Ltd.	5,900	1,627,618
MatsukiyoCocokara & Co.	172,903	2,354,020
Mazda Motor Corp.	13,900	98,266
McDonald's Holdings Co. Japan Ltd.	2,200	93,229
Medipal Holdings Corp.	4,500	71,297
MEIJI Holdings Co. Ltd.	6,400	149,533
Mercari, Inc. *	30,800	430,865
Micronics Japan Co. Ltd.	33,300	829,708
MISUMI Group, Inc.	7,800	126,949
Mitsubishi Electric Corp.	50,800	893,701
Mitsubishi Gas Chemical Co., Inc.	3,600	62,566
Mitsubishi UFJ Financial Group, Inc.	413,244	4,355,689
Mitsui Mining & Smelting Co. Ltd.	1,000	31,772
Miura Co. Ltd.	107,600	2,512,537
See financial notes
6
Schwab International Opportunities Fund | Annual Holdings and Financial Statements

Schwab International Opportunities Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Money Forward, Inc. *	38,600	1,259,347
MonotaRO Co. Ltd.	6,900	104,096
Morinaga & Co. Ltd.	2,000	37,409
Morinaga Milk Industry Co. Ltd.	1,200	27,906
Murata Manufacturing Co. Ltd.	36,500	637,695
Nabtesco Corp.	1,500	24,315
Nagase & Co. Ltd.	1,900	39,430
NEC Networks & System Integration Corp.	1,600	33,802
NET One Systems Co. Ltd.	89,800	2,180,238
Nexon Co. Ltd.	8,900	154,254
NGK Insulators Ltd.	4,100	50,508
NHK Spring Co. Ltd.	3,700	45,287
NIDEC Corp.	17,800	354,590
Nifco, Inc.	2,200	51,109
Nihon Kohden Corp.	2,900	43,228
Nihon M&A Center Holdings, Inc.	19,600	84,845
Nintendo Co. Ltd.	30,100	1,589,971
Nippon Kayaku Co. Ltd.	3,600	28,477
Nippon Shinyaku Co. Ltd.	1,100	29,512
Nippon Shokubai Co. Ltd.	3,100	34,875
Nippon Telegraph & Telephone Corp.	444,900	429,255
Nissan Chemical Corp.	3,514	118,686
Nissin Foods Holdings Co. Ltd.	4,100	110,400
Niterra Co. Ltd.	32,700	926,762
Nitori Holdings Co. Ltd.	1,800	229,238
Nitto Denko Corp.	19,500	320,848
Noevir Holdings Co. Ltd.	600	20,187
NOF Corp.	6,500	105,602
NOK Corp.	2,300	32,977
Nomura Research Institute Ltd.	7,800	233,325
OBIC Business Consultants Co. Ltd.	600	26,524
Obic Co. Ltd.	7,000	228,742
OKUMA Corp.	1,000	20,216
Olympus Corp.	17,600	309,800
Ono Pharmaceutical Co. Ltd.	12,400	154,878
Open House Group Co. Ltd.	2,400	88,467
Oracle Corp.	700	66,964
Organo Corp.	400	18,690
Oriental Land Co. Ltd.	29,600	715,347
Osaka Gas Co. Ltd.	6,100	130,715
OSG Corp.	2,200	25,967
Otsuka Corp.	153,814	3,452,117
Otsuka Holdings Co. Ltd.	9,700	585,984
PAL GROUP Holdings Co. Ltd.	69,700	1,402,042
PALTAC Corp.	800	21,588
Park24 Co. Ltd.	2,500	31,072
Penta-Ocean Construction Co. Ltd.	4,600	19,107
PeptiDream, Inc. *	125,700	2,307,387
Persol Holdings Co. Ltd.	46,900	78,770
Pola Orbis Holdings, Inc.	2,400	23,620
Rakus Co. Ltd.	1,700	22,731
Rakuten Bank Ltd. *	85,600	1,735,498
Recruit Holdings Co. Ltd.	38,300	2,338,695
Resorttrust, Inc.	1,700	30,889
Rinnai Corp.	2,300	50,386
Rohto Pharmaceutical Co. Ltd.	4,100	92,198
Ryohin Keikaku Co. Ltd.	80,500	1,317,373
Sankyo Co. Ltd.	277,520	3,686,115
Sanrio Co. Ltd.	117,032	3,174,951
Santen Pharmaceutical Co. Ltd.	232,800	2,784,020
Sanwa Holdings Corp.	163,816	4,150,122
SCREEN Holdings Co. Ltd.	1,500	95,761
SCSK Corp.	3,300	61,577
Secom Co. Ltd.	11,000	391,192
Sega Sammy Holdings, Inc.	2,400	45,166
Seino Holdings Co. Ltd.	3,200	51,608
Sekisui Chemical Co. Ltd.	8,400	118,548
SG Holdings Co. Ltd.	10,200	102,289
SECURITY	NUMBER OF SHARES	VALUE ($)
SHIFT, Inc. *	300	30,149
Shikoku Electric Power Co., Inc.	2,700	24,164
Shimadzu Corp.	7,500	221,234
Shimamura Co. Ltd.	45,710	2,352,966
Shimano, Inc.	1,700	249,746
Shin-Etsu Chemical Co. Ltd.	54,800	2,008,088
Shionogi & Co. Ltd.	15,900	227,096
Ship Healthcare Holdings, Inc.	104,395	1,587,461
SHO-BOND Holdings Co. Ltd.	1,200	42,214
Skylark Holdings Co. Ltd. *	4,000	61,953
SMC Corp.	1,400	594,365
Socionext, Inc.	5,300	98,671
SoftBank Corp.	483,000	608,050
Sohgo Security Services Co. Ltd.	10,600	73,699
Square Enix Holdings Co. Ltd.	2,300	89,830
Stanley Electric Co. Ltd.	2,400	41,048
Subaru Corp.	15,000	267,888
Sugi Holdings Co. Ltd.	2,400	40,976
Sumitomo Bakelite Co. Ltd.	1,500	39,172
Sumitomo Corp.	44,800	945,119
Sumitomo Rubber Industries Ltd.	3,300	33,821
Sundrug Co. Ltd.	1,300	32,154
Suntory Beverage & Food Ltd.	42,654	1,438,908
Suzuken Co. Ltd.	77,400	2,530,512
Sysmex Corp.	10,900	202,232
Taiheiyo Cement Corp.	1,900	41,392
TBS Holdings, Inc.	67,200	1,653,709
TDK Corp.	38,000	446,701
TechnoPro Holdings, Inc.	2,800	49,975
TIS, Inc.	5,500	137,151
Toei Animation Co. Ltd.	1,400	31,797
Toho Co. Ltd.	2,500	95,470
Tokyo Electron Ltd.	8,300	1,221,369
Tokyo Ohka Kogyo Co. Ltd.	100,700	2,317,585
Tokyo Tatemono Co. Ltd.	53,800	878,543
TOPPAN Holdings, Inc.	150,289	4,396,141
Tosoh Corp.	5,700	70,826
TOTO Ltd.	3,800	106,019
Toyo Seikan Group Holdings Ltd.	2,700	40,306
Toyo Suisan Kaisha Ltd.	8,300	487,573
Toyo Tire Corp.	2,400	34,051
Toyoda Gosei Co. Ltd.	1,700	28,884
Toyota Boshoku Corp.	1,800	24,029
Trend Micro, Inc.	3,600	188,361
TS Tech Co. Ltd.	1,900	21,485
Tsuruha Holdings, Inc.	1,000	55,936
Unicharm Corp.	9,100	293,429
Ushio, Inc.	1,700	23,402
USS Co. Ltd.	254,852	2,134,327
Welcia Holdings Co. Ltd.	1,800	22,471
West Japan Railway Co.	7,100	126,193
Workman Co. Ltd.	1,000	25,525
Yakult Honsha Co. Ltd.	5,000	108,655
Yamaha Corp.	7,800	62,987
Yamato Holdings Co. Ltd.	6,700	71,062
Yamato Kogyo Co. Ltd.	1,000	47,765
Yamazaki Baking Co. Ltd.	2,800	56,864
Yaskawa Electric Corp.	5,300	151,895
Yokogawa Electric Corp.	78,500	1,740,485
Zenkoku Hosho Co. Ltd.	2,800	101,174
Zeon Corp.	4,000	37,242
ZOZO, Inc.	3,200	103,761
		143,413,373

Jersey 1.2%
Amcor PLC	24,418	269,189
Experian PLC	16,762	818,083
See financial notes
Schwab International Opportunities Fund | Annual Holdings and Financial Statements
7

Schwab International Opportunities Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Glencore PLC *	658,523	3,453,715
TP ICAP Group PLC	874,909	2,532,701
WPP PLC	498,201	5,236,554
		12,310,242

Luxembourg 1.4%
Allegro.eu SA *	10,738	94,489
B&M European Value Retail SA	19,159	95,852
Eurofins Scientific SE	57,254	2,823,879
InPost SA *	148,408	2,895,157
RTL Group SA	550	17,503
Samsonite International SA	23,700	55,693
Spotify Technology SA *	20,472	7,883,767
Tenaris SA	13,902	229,042
		14,095,382

Macau 0.0%
MGM China Holdings Ltd.	13,200	17,130
Sands China Ltd. *	46,000	117,037
Wynn Macau Ltd.	30,800	24,306
		158,473

Mexico 0.6%
BBB Foods, Inc., Class A *	75,919	2,424,853
Vista Energy SAB de CV, ADR *	64,805	3,231,177
		5,656,030

Netherlands 7.6%
Aalberts NV	2,402	86,677
Adyen NV *	5,602	8,557,946
Airbus SE	39,765	6,065,801
Akzo Nobel NV	51,000	3,254,486
Arcadis NV	32,698	2,264,134
ASM International NV	1,274	711,538
ASML Holding NV	19,364	13,034,509
ASR Nederland NV	88,709	4,204,717
BE Semiconductor Industries NV	1,836	195,435
CTP NV	3,130	52,360
EXOR NV	30,602	3,232,159
Ferrari NV	16,806	8,022,665
Fugro NV	104,192	2,395,751
Heineken NV	23,020	1,888,025
ING Groep NV	246,374	4,181,061
Koninklijke Ahold Delhaize NV	194,286	6,405,551
Koninklijke KPN NV	81,459	318,365
Koninklijke Philips NV *	15,762	414,679
Koninklijke Vopak NV	1,160	53,474
Pluxee NV *	2,317	48,767
Prosus NV *	186,754	7,870,723
Randstad NV	2,883	132,928
Redcare Pharmacy NV *	12,135	1,858,466
Stellantis NV	46,428	636,172
STMicroelectronics NV	13,549	368,295
Universal Music Group NV	17,159	431,826
Wolters Kluwer NV	6,340	1,065,650
		77,752,160

New Zealand 0.1%
a2 Milk Co. Ltd. *	16,970	64,192
Contact Energy Ltd.	20,010	102,736
EBOS Group Ltd.	3,026	66,015
Fisher & Paykel Healthcare Corp. Ltd.	17,354	371,915
Mercury NZ Ltd.	15,149	59,628
SECURITY	NUMBER OF SHARES	VALUE ($)
Ryman Healthcare Ltd. *	10,456	31,060
Spark New Zealand Ltd.	42,705	74,093
Xero Ltd. *	2,561	248,815
		1,018,454

Norway 0.4%
Aker BP ASA	7,376	157,829
DOF Group ASA *	172,470	1,377,082
Equinor ASA	16,311	387,585
Kongsberg Gruppen ASA	2,095	218,700
Mowi ASA	8,687	149,763
Orkla ASA	14,136	130,596
Salmar ASA	33,465	1,697,557
Var Energi ASA	17,654	55,679
		4,174,791

Poland 0.1%
Dino Polska SA *	1,491	123,556
KGHM Polska Miedz SA	3,100	116,026
LPP SA	30	109,179
ORLEN SA	17,169	224,177
		572,938

Portugal 0.0%
Jeronimo Martins SGPS SA	6,356	123,548

Republic of Korea 2.3%
Amorepacific Corp.	765	64,571
BGF retail Co. Ltd.	224	18,742
Cheil Worldwide, Inc.	2,093	27,913
CJ Corp.	225	16,681
Coupang, Inc., Class A *	126,527	3,263,131
Coway Co. Ltd.	1,057	48,291
Doosan Bobcat, Inc.	1,461	39,338
Doosan Enerbility Co. Ltd. *	9,676	139,024
Douzone Bizon Co. Ltd.	26,219	1,117,911
F&F Co. Ltd.	403	18,151
Fila Holdings Corp.	877	25,312
GS Engineering & Construction Corp. *	955	12,261
Hankook Tire & Technology Co. Ltd.	2,200	56,031
Hanmi Pharm Co. Ltd.	162	37,396
Hanwha Aerospace Co. Ltd.	508	134,413
Hanwha Industrial Solutions Co. Ltd. *	563	17,257
HD Hyundai Heavy Industries Co. Ltd. *	431	56,751
HD Hyundai Infracore Co. Ltd. *	3,402	16,282
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,115	147,527
HL Mando Co. Ltd.	567	14,811
Hyundai Autoever Corp.	160	15,478
Hyundai Engineering & Construction Co. Ltd.	1,199	24,148
Hyundai Glovis Co. Ltd.	727	63,963
Hyundai Mobis Co. Ltd.	2,033	365,397
Kangwon Land, Inc.	3,463	44,668
KCC Corp.	61	11,563
Kia Corp.	7,612	503,373
Korea Zinc Co. Ltd.	218	157,088
Korean Air Lines Co. Ltd.	3,906	67,425
Krafton, Inc. *	1,028	245,764
KT&G Corp.	3,079	244,578
Kumho Petrochemical Co. Ltd.	12,779	1,315,915
LG Corp.	2,412	131,805
LG Electronics, Inc.	1,704	109,734
LG Energy Solution Ltd. *	716	210,125
See financial notes
8
Schwab International Opportunities Fund | Annual Holdings and Financial Statements

Schwab International Opportunities Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
LG H&H Co. Ltd.	282	67,510
LG Innotek Co. Ltd.	318	40,367
LG Uplus Corp.	3,806	27,585
LS Corp.	373	28,022
LS Electric Co. Ltd.	256	26,830
NAVER Corp.	27,889	3,411,432
NongShim Co. Ltd.	97	26,252
Orion Corp.	618	44,540
Posco DX Co. Ltd.	1,603	31,317
S-1 Corp.	589	27,549
Samsung Biologics Co. Ltd. *	505	365,236
Samsung Electro-Mechanics Co. Ltd.	1,393	118,440
Samsung Electronics Co. Ltd.	178,434	7,576,484
Samsung SDI Co. Ltd.	879	206,095
Samsung SDS Co. Ltd.	626	64,561
Sanil Electric Co. Ltd. *	60,270	1,793,960
SK Bioscience Co. Ltd. *	644	25,142
Youngone Corp.	40,923	1,247,830
Yuhan Corp.	1,327	132,466
		24,044,436

Singapore 1.3%
CapitaLand Integrated Commercial Trust	89,800	136,431
ComfortDelGro Corp. Ltd.	48,700	54,014
DBS Group Holdings Ltd.	158,236	4,588,020
Genting Singapore Ltd.	142,200	89,559
Keppel DC REIT	19,300	33,244
Keppel Ltd.	30,300	145,878
Mapletree Pan Asia Commercial Trust	41,400	40,661
Netlink NBN Trust	43,900	29,754
SATS Ltd.	1,297,600	3,849,701
Sea Ltd., ADR *	17,700	1,664,685
Singapore Airlines Ltd.	18,600	90,733
Singapore Exchange Ltd.	50,700	434,448
Singapore Technologies Engineering Ltd.	25,900	88,798
Singapore Telecommunications Ltd.	140,300	331,000
UOL Group Ltd.	7,500	30,305
Venture Corp. Ltd.	205,936	2,065,499
		13,672,730

South Africa 0.1%
Impala Platinum Holdings Ltd. *	73,465	484,908

Spain 0.9%
Aena SME SA	1,447	320,684
Amadeus IT Group SA	43,784	3,174,045
Endesa SA	5,546	119,689
Fluidra SA	73,071	1,975,018
Indra Sistemas SA	64,345	1,134,369
Industria de Diseno Textil SA	32,323	1,842,884
International Consolidated Airlines Group SA	35,631	97,052
Telefonica SA	72,216	338,884
		9,002,625

Sweden 2.7%
AAK AB	85,728	2,460,969
Alfa Laval AB	6,252	276,774
Atlas Copco AB, A Shares	58,408	963,931
Atlas Copco AB, B Shares	110,430	1,605,619
Axfood AB	2,777	62,006
Beijer Ref AB	54,105	815,016
Boliden AB	3,574	111,810
Camurus AB *	17,284	971,952
SECURITY	NUMBER OF SHARES	VALUE ($)
Epiroc AB, A Shares	12,864	251,238
Epiroc AB, B Shares	7,270	125,240
Essity AB, B Shares	8,270	233,479
Evolution AB	4,223	399,271
Getinge AB, B Shares	3,061	54,151
H & M Hennes & Mauritz AB, B Shares	10,462	155,960
Hemnet Group AB	51,691	1,622,356
Holmen AB, B Shares	1,511	59,712
Husqvarna AB, B Shares	4,847	31,303
Industrivarden AB, A Shares	6,081	209,738
Industrivarden AB, C Shares	8,943	307,388
Indutrade AB	4,898	133,278
Investment AB Latour, B Shares	2,324	64,146
Investor AB, A Shares	26,132	741,912
Investor AB, B Shares	97,182	2,750,645
Kinnevik AB, Class B *	86,398	614,869
Lifco AB, B Shares	3,414	101,867
Saab AB, B Shares	36,796	755,745
Sandvik AB	107,832	2,122,521
Securitas AB, B Shares	6,984	82,159
SKF AB, B Shares	238,021	4,514,765
SSAB AB, A Shares	6,952	33,449
SSAB AB, B Shares	11,315	53,375
Sweco AB, B Shares	2,944	49,766
Tele2 AB, B Shares	8,693	91,095
Telefonaktiebolaget LM Ericsson, B Shares	36,478	305,835
Telia Co. AB	34,193	99,445
Trelleborg AB, B Shares	5,019	166,958
Volvo AB, A Shares	2,677	70,242
Volvo AB, B Shares	101,527	2,644,455
Volvo Car AB, B Shares *	14,233	30,753
Yubico AB *	55,394	1,343,911
		27,489,104

Switzerland 5.6%
ABB Ltd.	39,835	2,213,675
Adecco Group AG	3,306	103,417
Alcon AG	9,638	885,277
Bachem Holding AG	865	68,456
Belimo Holding AG	2,472	1,637,533
BKW AG	311	54,643
Chocoladefabriken Lindt & Spruengli AG	2	232,939
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	24	283,109
Cie Financiere Richemont SA, Class A	14,200	2,067,525
Clariant AG *	3,416	47,474
Coca-Cola HBC AG *	5,332	186,583
DKSH Holding AG	742	53,015
Emmi AG	43	40,869
EMS-Chemie Holding AG	211	162,272
Flughafen Zurich AG	370	87,225
Geberit AG	934	585,140
Georg Fischer AG	1,660	120,449
Givaudan SA	131	621,916
Holcim AG *	23,530	2,310,662
Kuehne & Nagel International AG	988	246,643
Landis & Gyr Group AG *	22,522	1,814,255
Logitech International SA	4,387	359,215
Lonza Group AG	1,740	1,070,671
Nestle SA	74,988	7,085,812
Novartis AG	99,821	10,831,202
Partners Group Holding AG	1,511	2,078,877
Roche Holding AG	30,994	9,605,147
Roche Holding AG, Bearer Shares	924	314,033
Sandoz Group AG	7,139	325,455
Schindler Holding AG	576	164,213
See financial notes
Schwab International Opportunities Fund | Annual Holdings and Financial Statements
9

Schwab International Opportunities Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Schindler Holding AG, Participation Certificates	4,611	1,341,930
SGS SA	3,064	324,376
Siegfried Holding AG *	2,250	2,939,048
SIG Group AG *	5,510	118,907
Sonova Holding AG	1,021	373,622
Straumann Holding AG	2,871	378,511
Swatch Group AG	1,484	60,127
Swatch Group AG, Bearer Shares	16,596	3,405,549
Swisscom AG	570	347,290
Swissquote Group Holding SA	5,598	1,904,271
Tecan Group AG	289	73,022
VAT Group AG	704	293,141
		57,217,496

Taiwan 2.5%
ASPEED Technology, Inc.	17,000	2,155,721
Elan Microelectronics Corp.	130,000	584,072
Elite Material Co. Ltd.	110,000	1,403,530
King Yuan Electronics Co. Ltd.	513,000	1,933,444
Kinik Co.	146,000	1,368,917
Lai Yih Footwear Co. Ltd.	171,000	2,097,384
Lotes Co. Ltd.	44,000	2,237,770
Nien Made Enterprise Co. Ltd.	138,000	2,056,371
Parade Technologies Ltd.	92,000	2,002,817
Taiwan Semiconductor Manufacturing Co. Ltd.	248,000	7,777,152
Tong Yang Industry Co. Ltd.	452,000	1,494,645
		25,111,823

Thailand 0.0%
Thai Beverage PCL	135,300	54,118

Turkey 0.1%
Migros Ticaret AS	87,019	1,033,791

United Kingdom 9.7%
3i Group PLC	62,050	2,544,529
Admiral Group PLC	13,559	448,675
Airtel Africa PLC	28,155	36,999
Antofagasta PLC	6,487	144,897
Ashtead Group PLC	22,000	1,645,769
Associated British Foods PLC	7,789	223,869
AstraZeneca PLC	29,580	4,209,044
AstraZeneca PLC, ADR	71,556	5,091,209
Auto Trader Group PLC	24,265	262,001
BAE Systems PLC	71,896	1,158,770
Balfour Beatty PLC	402,604	2,309,126
Beazley PLC	39,866	388,625
Berkeley Group Holdings PLC	1,637	93,415
BP PLC	273,065	1,335,512
British American Tobacco PLC	32,184	1,125,446
BT Group PLC	103,856	185,444
Bunzl PLC	7,100	312,574
Burberry Group PLC	5,394	54,829
Centrica PLC	157,662	238,666
CK Hutchison Holdings Ltd.	34,500	181,440
Compass Group PLC	81,284	2,639,813
ConvaTec Group PLC	27,731	76,494
Diageo PLC	53,900	1,664,527
Diploma PLC	54,090	2,973,528
Fresnillo PLC	3,135	29,832
Greggs PLC	42,253	1,498,050
GSK PLC	86,004	1,553,110
SECURITY	NUMBER OF SHARES	VALUE ($)
Halma PLC	6,974	222,789
Hargreaves Lansdown PLC	25,628	359,659
Hikma Pharmaceuticals PLC	3,590	85,980
Hiscox Ltd.	17,179	239,679
Howden Joinery Group PLC	10,231	111,314
IMI PLC	5,200	110,756
Imperial Brands PLC	18,206	549,421
InterContinental Hotels Group PLC	4,280	472,074
Intermediate Capital Group PLC	107,059	2,843,959
Intertek Group PLC	3,464	207,949
J Sainsbury PLC	32,718	112,641
JD Sports Fashion PLC	1,784,142	2,860,847
Just Group PLC	564,379	975,170
Kingfisher PLC	31,886	120,587
Lloyds Banking Group PLC	6,250,710	4,290,490
Marks & Spencer Group PLC	592,812	2,876,262
Melrose Industries PLC	20,725	126,928
Mondi PLC	10,538	170,644
Next PLC	2,283	288,833
Ocado Group PLC *	270,044	1,216,327
Pearson PLC	14,631	214,846
Persimmon PLC	130,941	2,481,499
Prudential PLC	497,200	4,139,115
Reckitt Benckiser Group PLC	78,658	4,771,713
RELX PLC	43,075	1,975,406
Rightmove PLC	25,143	191,453
Rio Tinto PLC	28,329	1,830,847
Rolls-Royce Holdings PLC *	162,856	1,123,771
Schroders PLC	806,092	3,571,661
Shell PLC	271,119	9,051,940
Smith & Nephew PLC	177,106	2,201,928
Smiths Group PLC	96,701	1,908,185
Spirax Group PLC	1,293	107,927
SSE PLC	18,090	411,066
St. James's Place PLC	108,190	1,134,979
Taylor Wimpey PLC	74,064	140,032
TechnipFMC PLC	36,203	966,258
Tesco PLC	104,867	463,058
Unilever PLC	53,509	3,264,159
UNITE Group PLC	117,813	1,332,707
United Utilities Group PLC	12,399	163,635
Vodafone Group PLC	2,748,726	2,556,084
Watches of Switzerland Group PLC *	94,902	498,908
Weir Group PLC	102,989	2,773,500
Wise PLC, Class A *	180,338	1,644,889
		99,588,068

United States 1.6%
ACADIA Pharmaceuticals, Inc. *	5,395	78,713
CNH Industrial NV	677,292	7,605,989
Ginkgo Bioworks Holdings, Inc. *	4,504	34,320
GQG Partners, Inc.	41,632	75,569
Insmed, Inc. *	6,027	405,497
Moderna, Inc. *	24,580	1,336,169
NVIDIA Corp.	44,488	5,906,227
SolarEdge Technologies, Inc. *	7,125	121,553
Tesla, Inc. *	4,752	1,187,287
		16,751,324
Total Common Stocks (Cost $848,563,014)		969,949,363

See financial notes
10
Schwab International Opportunities Fund | Annual Holdings and Financial Statements

Schwab International Opportunities Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
PREFERRED STOCKS 0.6% OF NET ASSETS

Brazil 0.2%
Marcopolo SA	1,421,300	2,079,987

Germany 0.0%
FUCHS SE	1,920	89,610
Henkel AG & Co. KGaA	4,600	398,327
		487,937

Republic of Korea 0.4%
LG Chem Ltd.	109	16,411
Samsung Electronics Co. Ltd.	104,790	3,604,804
		3,621,215
Total Preferred Stocks (Cost $7,538,517)		6,189,139

RIGHTS 0.0% OF NET ASSETS

Italy 0.0%
Reply SpA
expires 11/28/24, strike EUR 130.96 *(c)	582	5,915
Total Rights (Cost $0)		5,915

WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(c)	344	1,715
Total Warrants (Cost $0)		1,715
SECURITY	NUMBER OF SHARES	VALUE ($)
INVESTMENT COMPANIES 1.8% OF NET ASSETS

United States 1.8%
Schwab Emerging Markets Equity ETF (d)	664,906	18,816,840
Total Investment Companies (Cost $19,426,891)		18,816,840

SHORT-TERM INVESTMENTS 2.4% OF NET ASSETS

Money Market Funds 2.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82% (e)	24,668,967	24,668,967
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82% (e)(f)	248,160	248,160
		24,917,127
Total Short-Term Investments (Cost $24,917,127)		24,917,127
Total Investments in Securities (Cost $900,445,549)		1,019,880,099

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 12/20/24	177	20,799,270	(784,613)

See financial notes
Schwab International Opportunities Fund | Annual Holdings and Financial Statements
11

Schwab International Opportunities Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SETTLEMENT DATE	COUNTERPARTY	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED	UNREALIZED APPRECIATION (DEPRECIATION) ($)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
12/02/24	UBS AG	AUD	12,970,000	USD	8,893,672	(355,577)
12/02/24	Barclays Bank PLC	AUD	629,000	USD	418,651	(4,583)
12/02/24	Morgan Stanley & Co.	AUD	2,496,000	USD	1,640,745	2,361
12/02/24	JP Morgan Chase Bank	CAD	572,000	USD	411,318	(114)
12/02/24	Barclays Bank PLC	CHF	4,487,000	USD	5,309,787	(98,026)
12/02/24	Morgan Stanley & Co.	DKK	11,452,000	USD	1,699,405	(27,093)
12/02/24	UBS AG	EUR	4,225,000	USD	4,672,107	(71,120)
12/02/24	UBS AG	EUR	1,353,000	USD	1,462,724	10,680
12/02/24	Morgan Stanley & Co.	GBP	5,134,000	USD	6,732,865	(113,097)
12/02/24	Citibank N.A.	GBP	322,000	USD	417,974	(2,788)
12/02/24	UBS AG	NOK	33,699,000	USD	3,175,951	(111,936)
12/02/24	UBS AG	NOK	17,998,000	USD	1,640,215	(3,782)
12/02/24	Morgan Stanley & Co.	NZD	4,409,000	USD	2,742,839	(107,099)
12/02/24	Morgan Stanley & Co.	SEK	13,066,000	USD	1,273,555	(45,527)
12/02/24	Morgan Stanley & Co.	SEK	33,105,000	USD	3,137,900	(26,476)
12/02/24	Barclays Bank PLC	SGD	543,000	USD	411,284	444
12/02/24	JP Morgan Chase Bank	USD	418,752	AUD	623,000	8,634
12/02/24	Barclays Bank PLC	USD	11,224,502	CAD	15,179,000	312,499
12/02/24	Morgan Stanley & Co.	USD	418,548	CHF	358,000	2,722
12/02/24	Barclays Bank PLC	USD	2,266,007	EUR	2,083,000	(2,361)
12/02/24	JP Morgan Chase Bank	USD	627,871	JPY	93,069,000	13,204
12/02/24	HSBC Bank USA	USD	7,600,690	JPY	1,106,963,000	289,843
12/02/24	Barclays Bank PLC	USD	2,098,846	NOK	22,962,000	11,071
12/02/24	Morgan Stanley & Co.	USD	628,455	NZD	1,042,000	5,538
12/02/24	HSBC Bank USA	USD	627,920	NZD	1,036,000	8,590
12/02/24	HSBC Bank USA	USD	2,666,573	SEK	28,491,000	(11,197)
12/02/24	HSBC Bank USA	USD	7,199,152	SGD	9,308,000	141,393
Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts						(173,797)

*	Non-income producing security.
(a)	Security is traded on separate exchanges for the same issuer.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $235,413.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
AUD —	Australian Dollar
CAD —	Canadian Dollar
CHF —	Swiss Franc
DKK —	Danish Krone
EUR —	Euro
GBP —	British Pound
JPY —	Japanese Yen
NOK —	Norwegian Krone
NZD —	New Zealand Dollar
SEK —	Swedish Krona
SGD —	Singapore Dollar
USD —	U.S. Dollar

See financial notes
12
Schwab International Opportunities Fund | Annual Holdings and Financial Statements

Schwab International Opportunities Fund
Portfolio Holdings  as of October 31, 2024 (continued)

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Industrials	19.2%
Consumer Discretionary	16.7%
Information Technology	12.5%
Health Care	12.4%
Financials	11.1%
Consumer Staples	7.0%
Materials	5.9%
Communication Services	5.0%
Energy	3.7%
Real Estate	1.0%
Other (b)	0.8%
Investment Companies	1.8%
Short-Term Investments	2.4%
Total	99.5%

(a)	Excludes derivatives.
(b)	Includes holdings within sectors that are less than 1.0% of net assets.
Below is a summary of the fund’s transactions with affiliated issuers during the period ended October 31, 2024:
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DIVIDENDS RECEIVED(a)
COMMON STOCKS 1.8% OF NET ASSETS

United States 1.8%
Schwab Emerging Markets Equity ETF	$35,333,880	$—	($21,252,972 )	($4,486,837 )	$9,222,769	$18,816,840	664,906	$1,276,953
Total	$35,333,880	$—	($21,252,972 )	($4,486,837 )	$9,222,769	$18,816,840		$1,276,953

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying fund.

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$99,508,588	$—	$99,508,588
Belgium	3,897,455	1,867,495	—	5,764,950
Brazil	20,216,116	—	—	20,216,116
Canada	70,345,926	—	—	70,345,926
China	6,086,299	15,776,892	—	21,863,191
Denmark	51,167	27,554,087	—	27,605,254
Finland	1,350,039	5,028,382	—	6,378,421
France	1,217,317	85,320,146	—	86,537,463
Germany	2,817,706	82,703,722	—	85,521,428
Guernsey	2,272,752	—	—	2,272,752
India	2,999,795	17,655,004	—	20,654,799
Ireland	6,505,264	9,761,744	—	16,267,008
Israel	7,645,087	1,488,304	—	9,133,391
Japan	199,230	143,214,143	—	143,413,373
Jersey	2,532,701	9,777,541	—	12,310,242
Luxembourg	7,883,767	6,211,615	—	14,095,382
See financial notes
Schwab International Opportunities Fund | Annual Holdings and Financial Statements
13

Schwab International Opportunities Fund
Portfolio Holdings  as of October 31, 2024 (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets (continued)
Mexico	$5,656,030	$—	$—	$5,656,030
Netherlands	14,594,639	63,157,521	—	77,752,160
New Zealand	199,811	818,643	—	1,018,454
Norway	1,697,557	2,477,234	—	4,174,791
Poland	123,556	449,382	—	572,938
Portugal	123,548	—	—	123,548
Republic of Korea	3,280,388	20,764,048	—	24,044,436
Singapore	1,694,439	11,978,291	—	13,672,730
Sweden	2,008,936	25,480,168	—	27,489,104
Switzerland	53,015	57,164,481	—	57,217,496
United Kingdom	9,581,442	90,006,626	—	99,588,068
United States	16,675,755	75,569	—	16,751,324
Preferred Stocks	—	4,109,152	—	4,109,152
Brazil	2,079,987	—	—	2,079,987
Rights
Italy	—	—	5,915	5,915
Warrants
Canada	—	—	1,715	1,715
Investment Companies[1]	18,816,840	—	—	18,816,840
Short-Term Investments[1]	24,917,127	—	—	24,917,127
Forward Foreign Currency Exchange Contracts[2]	—	806,979	—	806,979
Liabilities
Forward Foreign Currency Exchange Contracts[2]	—	(980,776)	—	(980,776)
Futures Contracts[2]	(784,613)	—	—	(784,613)
Total	$236,739,078	$782,174,981	$7,630	$1,018,921,689

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
14
Schwab International Opportunities Fund | Annual Holdings and Financial Statements

Schwab International Opportunities Fund
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $19,426,891)		$18,816,840
Investments in securities, at value - unaffiliated issuers (cost $881,018,658) including securities on loan of $235,413		1,001,063,259
Foreign currency, at value (cost $314,570)		312,486
Deposit with broker for futures contracts		4,561,920
Receivables:
Investments sold		6,080,201
Dividends		1,889,429
Foreign tax reclaims		1,062,715
Fund shares sold		924,184
Income from securities on loan		126
Unrealized appreciation on forward foreign currency exchange contracts		806,979
Prepaid expenses	+	13,581
Total assets		1,035,531,720

Liabilities
Collateral held for securities on loan		248,160
Payables:
Investments bought		6,878,117
Foreign capital gains tax		1,233,839
Investment adviser and administrator fees		563,420
Shareholder service fees		132,370
Variation margin on futures contracts		115,050
Fund shares redeemed		70,532
Unrealized depreciation on forward foreign currency exchange contracts		980,776
Accrued expenses	+	487,880
Total liabilities		10,710,144
Net assets		$1,024,821,576

Net Assets by Source
Capital received from investors		$945,387,563
Total distributable earnings	+	79,434,013
Net assets		$1,024,821,576

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,024,821,576		49,390,098		$20.75

See financial notes
Schwab International Opportunities Fund | Annual Holdings and Financial Statements
15

Schwab International Opportunities Fund
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $2,177,760)		$23,515,480
Dividends received from securities - affiliated issuers		1,276,953
Other Interest		220,748
IRS compliance fee for foreign withholding tax claims		(333)
Securities on loan, net	+	8,432
Total investment income		25,021,280

Expenses
Investment adviser and administrator fees		6,490,291
Shareholder service fees		1,514,956
Portfolio accounting fees		326,445
Custodian fees		172,710
Professional fees		58,484 [1]
Shareholder reports		51,096
Registration fees		30,432
Independent trustees’ fees		7,890
Transfer agent fees		3,837
Other expenses	+	72,393
Total expenses		8,728,534
Expense reduction	–	11,965 [1]
Net expenses	–	8,716,569
Net investment income		16,304,711

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(4,486,837)
Net realized gains on sales of securities - unaffiliated issuers (net of foreign capital gains tax paid of $1,268,855)		40,910,634
Net realized gains on futures contracts		2,680,904
Net realized gains on forward foreign currency exchange contracts		1,145,271
Net realized losses on foreign currency transactions	+	(186,398)
Net realized gains		40,063,574
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		9,222,769
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers (net of change in foreign capital gains tax of ($535,799))		122,498,971
Net change in unrealized appreciation (depreciation) on futures contracts		601,977
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts		(201,056)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(8,892)
Net change in unrealized appreciation (depreciation)	+	132,113,769
Net realized and unrealized gains		172,177,343
Increase in net assets resulting from operations		$188,482,054

[1]
Includes professional fees of $11,965 associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund (see financial notes 2(d) and 4 for additional information).

See financial notes
16
Schwab International Opportunities Fund | Annual Holdings and Financial Statements

Schwab International Opportunities Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$16,304,711	$17,835,889
Net realized gains (losses)		40,063,574	(63,619,083)
Net change in unrealized appreciation (depreciation)	+	132,113,769	133,225,332
Increase in net assets resulting from operations		$188,482,054	$87,442,138

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($18,123,990 )	($37,690,344 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,166,582	$44,317,575	3,756,655	$68,666,016
Shares reinvested		734,414	14,225,597	1,624,978	30,354,599
Shares redeemed	+	(6,514,006)	(131,336,256)	(10,451,780)	(203,167,707)
Net transactions in fund shares		(3,613,010)	($72,793,084 )	(5,070,147)	($104,147,092 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		53,003,108	$927,256,596	58,073,255	$981,651,894
Total increase (decrease)	+	(3,613,010)	97,564,980	(5,070,147)	(54,395,298)
End of period		49,390,098	$1,024,821,576	53,003,108	$927,256,596
See financial notes
Schwab International Opportunities Fund | Annual Holdings and Financial Statements
17

Schwab International Opportunities Fund
Financial Notes

1. Business Structure of the Fund:
The fund is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB CAPITAL TRUST
Schwab International Opportunities Fund	Schwab Target 2045 Fund
Schwab S&P 500 Index Fund	Schwab Target 2050 Fund
Schwab Small-Cap Index Fund	Schwab Target 2055 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2060 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2065 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Fundamental U.S. Large Company Index Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental U.S. Small Company Index Fund
Schwab International Index Fund	Schwab Fundamental International Equity Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Small Equity Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental Emerging Markets Equity Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2010 Index Fund
Schwab Balanced Fund	Schwab Target 2015 Index Fund
Schwab Core Equity Fund	Schwab Target 2020 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2025 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2030 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2035 Index Fund
Schwab Health Care Fund	Schwab Target 2040 Index Fund
Schwab International Core Equity Fund	Schwab Target 2045 Index Fund
Schwab Target 2010 Fund	Schwab Target 2050 Index Fund
Schwab Target 2015 Fund	Schwab Target 2055 Index Fund
Schwab Target 2020 Fund	Schwab Target 2060 Index Fund
Schwab Target 2025 Fund	Schwab Target 2065 Index Fund
Schwab Target 2030 Fund	Schwab Monthly Income Fund – Target Payout
Schwab Target 2035 Fund	Schwab Monthly Income Fund – Flexible Payout
Schwab Target 2040 Fund	Schwab Monthly Income Fund – Income Payout
The fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund.  Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab International Opportunities Fund seeks long-term capital appreciation.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The fund may invest in mutual funds and exchange-traded funds (ETFs), which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
18
Schwab International Opportunities Fund | Annual Holdings and Financial Statements

Schwab International Opportunities Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of the fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the NAV of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
● Futures contracts and forward foreign currency exchange contracts (forwards): Futures contracts are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
Schwab International Opportunities Fund | Annual Holdings and Financial Statements
19

Schwab International Opportunities Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held, which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of the fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of October 31, 2024, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Forward Foreign Currency Exchange Contracts (forwards): Forwards are contracts to buy and sell a currency at a set price on a future date. The value of the forwards is accounted for as unrealized appreciation or depreciation until the contracts settle, at which time the gains or losses are realized.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities  lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement.  Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities
20
Schwab International Opportunities Fund | Annual Holdings and Financial Statements

Schwab International Opportunities Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers.  Any expenses charged by the cash collateral fund are in addition to these fees.  All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of October 31, 2024, the fund had a security on loan, which was classified as common stock. The value of the security on loan and the related collateral as of October 31, 2024, if any, is disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: The fund may own shares in certain foreign corporations that  meet the Internal Revenue Code definition of a Passive Foreign Investment Company (PFIC). The fund may elect for tax purposes  to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as  ordinary income to shareholders any such marked-to- market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The fund may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities in the fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the fund’s Statement of Operations, if any. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the fund on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
When the fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the date the ex-dividend date is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Schwab International Opportunities Fund | Annual Holdings and Financial Statements
21

Schwab International Opportunities Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. The professional fees related to European Union foreign withholding tax claims are non-contingent and non-routine fees which are subject to repayment to the investment adviser (see financial note 4 for additional information).
For U.S. income tax purposes, European Union reclaims received reduce the amounts of foreign taxes that the fund passes through to its shareholders. If European Union reclaims received exceed foreign withholding taxes paid, the fund will evaluate the requirements for entering into a closing agreement with the Internal Revenue Service (IRS) to address any prior years’ U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. During the period ended October 31, 2024, the fund filed a closing agreement with the IRS and it has been accepted by the IRS. With the acceptance of the closing agreement, the fund made the final payment to the IRS. There was a difference between the original estimate and the final compliance fee due to the IRS. The difference has been recorded as IRS compliance fee for foreign withholding tax claims in the fund’s Statement of Operations.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the fund invests. These foreign taxes, if any, are paid by the fund and are disclosed in the fund’s Statement of Operations. Foreign taxes accrued as of October 31, 2024, if any, are reflected in the fund’s Statement of Assets and Liabilities.
22
Schwab International Opportunities Fund | Annual Holdings and Financial Statements

Schwab International Opportunities Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. Schwab Asset Management may attempt to reduce the impact of the performance of any given investment style by allocating to investment managers who invest in both value and growth style stocks. But whenever value stocks fall out of favor with investors, they may underperform growth stocks, and vice versa.
The portion of the fund that is invested in accordance with a particular index follows the securities included in that index during upturns as well as downturns. The fund does not take steps to reduce market exposure or to lessen the effects of a declining market with respect to this portion. In addition, because of the fund’s expenses, the fund’s performance with respect to this portion may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Multi-Manager Risk. Schwab Asset Management and each investment manager makes investment decisions independently, and it is possible that the investment styles of Schwab Asset Management and the investment managers may not complement one another. As a result, the fund’s exposure to a given stock, industry or investment style could unintentionally be smaller or larger than if the fund had a single manager.
Management Risk. The portion of the fund that is actively managed is subject to the risk that its investment adviser and investment managers will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. Poor stock selection or a focus on securities in a particular sector may cause the fund to underperform its benchmark or other funds with a similar investment objective.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Foreign Investment Risk. The fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting,
Schwab International Opportunities Fund | Annual Holdings and Financial Statements
23

Schwab International Opportunities Fund
Financial Notes (continued)

3. Risk Factors (continued):
auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged, resulting in the dollar value of the fund’s investment being adversely affected. Foreign securities may also include investments in variable interest entities (VIEs) structures, which are created by China-based operating companies in jurisdictions outside of China to obtain indirect financing due to Chinese regulations that prohibit non-Chinese ownership of those companies. To the extent the fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with the fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Currency Risk. As a result of the fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar. If such an event occurs, the dollar value of an investment in the fund would be adversely affected.
Sampling Index Tracking Risk. The portion of the fund that is invested in accordance with a particular index may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that Schwab Asset Management’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because Schwab Asset Management utilizes a sampling approach the portion of the fund it manages may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Derivatives Risk. The fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures, forward contracts and swaps. An option is the right, but not the obligation, to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. A forward foreign currency contract is a derivative (forward contract) in which the underlying reference is a country’s or region’s currency. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.
The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, market risk and management risk are discussed elsewhere in this section. The fund’s use of derivatives is also subject to credit risk, leverage risk, counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund. Counterparty risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested. The use of derivatives, that are subject to regulation by the Commodity Futures Trading Commission (CFTC), could cause the fund to become a commodity pool, which would require the fund to comply
24
Schwab International Opportunities Fund | Annual Holdings and Financial Statements

Schwab International Opportunities Fund
Financial Notes (continued)

3. Risk Factors (continued):
with certain CFTC rules.The fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the fund.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.63% of the fund’s average daily net assets. The investment adviser (not the fund) pays a portion of the advisory fees it receives to the subadvisers in return for their portfolio management services.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser, (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee up to 0.20%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the fund). Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
The investment adviser and its affiliates have made an additional agreement with the fund, for so long as the investment adviser serves as the investment adviser to the fund, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged (including acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds), excluding interest, taxes and certain non-routine expenses to 0.86%.
Schwab International Opportunities Fund | Annual Holdings and Financial Statements
25

Schwab International Opportunities Fund
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Certain funds in the Fund Complex may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of the fund in this report that are owned by other funds in the Fund Complex as of October 31, 2024, as applicable:
Schwab Balanced Fund	6.5%
Schwab Target 2010 Fund	0.2%
Schwab Target 2015 Fund	0.2%
Schwab Target 2020 Fund	1.6%
Schwab Target 2025 Fund	2.8%
Schwab Target 2030 Fund	8.1%
Schwab Target 2035 Fund	5.9%
Schwab Target 2040 Fund	13.0%
Schwab Target 2045 Fund	3.6%
Schwab Target 2050 Fund	3.9%
Schwab Target 2055 Fund	2.8%
Schwab Target 2060 Fund	1.1%
Schwab Target 2065 Fund	0.3%
Investments in Affiliates
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. As of October 31, 2024, the fund’s ownership percentage of other related fund’s shares is as follows:
Schwab Emerging Markets Equity ETF	0.2%
Other Affiliated Transactions
The professional fees related to European Union foreign withholding tax claims discussed in financial note 2(d) are non-contingent and non-routine expenses. The investment adviser agreed to pay these professional fees, on behalf of the fund, subject to reimbursement by the fund to the investment adviser to the extent the fund is able to successfully recover taxes withheld in the future.
For the period ended October 31, 2024, the professional fees incurred by the fund and paid by the investment adviser were $11,965, as shown as Professional fees in the fund’s Statement of Operations.
During the period ended October 31, 2024, the fund did not recover any previously withheld foreign taxes and made no reimbursement to the investment adviser.
As of October 31, 2024, the balance of professional fees related to foreign withholding tax claims subject to future reimbursement by the fund to the investment adviser was $13,644.
No other amounts for additional foreign withholding tax claims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Transactions
The fund’s investment adviser or subadvisers may engage in direct transactions with other funds they manage in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When a fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser, subadviser, trustees and/or officers. The net realized gains or losses on sales of interfund transactions are recorded within Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended October 31, 2024, the fund’s purchases and sales of securities with other funds managed by the investment adviser or subadvisers was $33,457,460 and $39,500,131 respectively, and includes net realized losses of $799,123.
26
Schwab International Opportunities Fund | Annual Holdings and Financial Statements

Schwab International Opportunities Fund
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 26, 2024. On September 26, 2024, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1.2 billion, maturing on September 25, 2025.Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 26, 2024. On September 26, 2024, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended October 31, 2024, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$567,062,652	$628,899,491

8. Derivatives:
The fund entered into futures contracts during the report period to equitize available cash. The fund also invested in forwards in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates and to hedge exposure to certain currencies. Refer to financial note 2(b) for the fund’s accounting policies with respect to futures contracts and forwards and financial note 3 for disclosures concerning the risks of investing in futures contracts and forwards.
Schwab International Opportunities Fund | Annual Holdings and Financial Statements
27

Schwab International Opportunities Fund
Financial Notes (continued)

8. Derivatives (continued):
As of October 31, 2024, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	FOREIGN CURRENCY EXCHANGE CONTRACTS	TOTAL
Asset Derivatives
Forward Foreign Currency Exchange Contracts[1]	$—	$806,979	$806,979
Liability Derivatives
Futures Contracts[2]	($784,613 )	$—	($784,613 )
Forward Foreign Currency Exchange Contracts[1]	—	(980,776)	(980,776)

[1]	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts and Unrealized depreciation on forward foreign currency exchange contracts.
[2]
Includes cumulative unrealized depreciation of futures contracts as reported in the fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported within the Statement of Assets and Liabilities.

The effects of the derivative contracts in the Statement of Operations for the period ended October 31, 2024, were:
	EQUITY CONTRACTS	FOREIGN CURRENCY EXCHANGE CONTRACTS	TOTAL
Net Realized Gains (Losses)
Futures Contracts[1]	$2,680,904	$—	$2,680,904
Forward Foreign Currency Exchange Contracts[1]	—	1,145,271	1,145,271
Net Change in Unrealized Appreciation (Depreciation)
Futures Contracts[2]	$601,977	$—	$601,977
Forward Foreign Currency Exchange Contracts[2]	—	(201,056)	(201,056)

[1]	Statement of Operations location: Net realized gains on futures contracts and net realized gains on forward foreign currency exchange contracts.
[2]
Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts and net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

During the period ended October 31, 2024, the month-end average notional amounts of futures contracts held by the fund and the month-end average number of contracts held were as follows:
NOTIONAL AMOUNT	NUMBER OF CONTRACTS
$21,454,363	187

During the period ended October 31, 2024, the month-end average notional amounts of forwards held by the fund and the month-end average unrealized appreciation (depreciation) were as follows:
NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
$68,542,572	$83,563

The fund’s forwards are entered into pursuant to International Swaps and Derivatives Association, Inc. (ISDA) agreements which govern certain terms of derivative transactions. ISDA agreements typically contain, among other things, master netting provisions in the event of a default or other termination event. Master netting provisions allow the fund and the counterparty, in the event of a default or other termination event, to offset payable and receivable amounts for each party related to derivative contracts to one net amount payable by either the fund or the counterparty. The fund’s forwards, which are reported gross in the Statement of Assets
28
Schwab International Opportunities Fund | Annual Holdings and Financial Statements

Schwab International Opportunities Fund
Financial Notes (continued)

8. Derivatives (continued):
and Liabilities, are presented in the table below. The following table presents the fund’s forwards, net of amounts available for offset under a master netting agreement and net of any related collateral received by the fund for assets and pledged by the fund for liabilities as of October 31, 2024.
COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED	NET AMOUNT(a)
Barclays Bank PLC	$324,014	($104,970 )	$—	$219,044
HSBC Bank USA	439,826	(11,197)	—	428,629
JP Morgan Chase Bank	21,838	(114)	—	21,724
Morgan Stanley & Co.	10,621	(10,621)	—	—
UBS AG	10,680	(10,680)	—	—
Total	$806,979	($137,582 )	$—	$669,397

COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED	NET AMOUNT(a)
Barclays Bank PLC	($104,970 )	$104,970	$—	$—
Citibank N.A.	(2,788)	—	—	(2,788)
HSBC Bank USA	(11,197)	11,197	—	—
JP Morgan Chase Bank	(114)	114	—	—
Morgan Stanley & Co.	(319,292)	10,621	—	(308,671)
UBS AG	(542,415)	10,680	—	(531,735)
Total	($980,776 )	$137,582	$—	($843,194 )

(a)	Represents the net amount due from/due to the counterparty in the event of default.

9. Federal Income Taxes:
As of October 31, 2024, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$922,148,722	$168,286,455	($71,513,488 )	$96,772,967

The primary differences between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales, the realization for tax purposes of unrealized appreciation or depreciation on futures and forward contracts, the realization for tax purposes of unrealized appreciation on investments in PFICs and partnership investments. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of October 31, 2024, the components of distributable earnings on a tax basis were as follows:
UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	NET OTHER UNREALIZED APPRECIATION (DEPRECIATION)	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
$19,679,019	$96,772,967	($1,269,240 )	($35,748,733 )	$79,434,013
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2024, the fund had capital loss carryforwards of $35,748,733.
For the fiscal year ended October 31, 2024 the fund had capital loss carryforwards utilized of $39,610,902.
Schwab International Opportunities Fund | Annual Holdings and Financial Statements
29

Schwab International Opportunities Fund
Financial Notes (continued)

9. Federal Income Taxes (continued):
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
$18,123,990	$11,433,730	$26,256,614
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of October 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements.  The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the fiscal year ended October 31, 2024, the fund did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
30
Schwab International Opportunities Fund | Annual Holdings and Financial Statements

Schwab International Opportunities Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Capital Trust and Shareholders of Schwab International Opportunities Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab International Opportunities Fund (the “Fund”), one of the Funds constituting Schwab Capital Trust, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
December 16, 2024
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
Schwab International Opportunities Fund | Annual Holdings and Financial Statements
31

Schwab International Opportunities Fund
Investment Advisory and Sub-Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the initial approval and/or continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement between Schwab Capital Trust (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab International Opportunities Fund (the Fund), and the individual sub-advisory agreements between the investment adviser and American Century Investment Management, Inc., Baillie Gifford Overseas Limited (Baillie Gifford) and Harris Associates L.P. (Harris) relating to the Fund (each, a Sub-Adviser and collectively, the Sub-Advisers). Such investment advisory and administration agreement and sub-advisory agreements are collectively referred to herein as the Agreements. The Trustees also review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser and the Sub-Advisers, including information about their affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser and the investment adviser sends an information request letter to each of the Sub-Advisers seeking certain relevant information. The responses by the investment adviser and the Sub-Advisers are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management. The Board also discusses with the investment adviser the Fund’s operations and the investment adviser’s ability, consistent with the “manager of managers” structure of the Fund, to (i) identify and recommend to the Trustees sub-advisers for the Fund, (ii) monitor and oversee the performance and investment capabilities of each Sub-Adviser, and (iii) recommend the termination and/or replacement of a Sub-Adviser when appropriate.
The Board, including a majority of the Independent Trustees, considered information relating specifically to the continuance of the Agreements with respect to the Fund at meetings held on May 2, 2024 and June 6, 2024, and approved the renewal of the Agreements with respect to the Fund for an additional one-year term at the meeting on June 6, 2024 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreements with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreements, including the resources of the investment adviser and its affiliates, and the Sub-Advisers, dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates, as well as the profitability of the Sub-Advisers; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided to the Fund and the resources of the investment adviser and its affiliates and the Sub-Advisers dedicated to the Fund. In this
32
Schwab International Opportunities Fund | Annual Holdings and Financial Statements

Schwab International Opportunities Fund
regard, the Trustees evaluated, among other things, the investment adviser’s and the Sub-Advisers’ experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser and the Sub-Advisers relating to the services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm as well as the wide range of products, services and account features that benefit Funds shareholders who are brokerage clients of Schwab. The Board also considered the nature, extent and quality of the sub-advisory services provided by the Sub-Advisers to the Fund and the resources each dedicates to the Fund. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser and the Sub-Advisers to the Fund and the resources of the investment adviser, its affiliates, and the Sub-Advisers dedicated to the Fund supported renewal of the Agreements with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreements with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and an applicable benchmark index, in light of total return and the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In addition, the Trustees considered whether irrespective of relative performance, each Sub-Adviser’s absolute performance was consistent with expectations for such Sub-Adviser’s unique investment methodology. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser and Sub-Adviser profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreements with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of the investment adviser’s and Schwab’s practice of waiving certain fees to prevent total annual operating expenses of the Fund from exceeding a specified cap. The Trustees also considered the investment adviser’s contractual commitment to limit the total annual operating expenses of the Fund for so long as the investment adviser serves as the adviser to the Fund. The Trustees also considered fees charged by the investment adviser and the Sub-Advisers to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services the investment adviser provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed the profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreements and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund.
In addition, the Trustees also considered the compensation received by each Sub-Adviser, directly or indirectly. The Trustees also considered any other benefits derived by each Sub-Adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, such Sub-Adviser obtains investment information or other research
Schwab International Opportunities Fund | Annual Holdings and Financial Statements
33

Schwab International Opportunities Fund
resources that aid it in providing advisory services to other clients. With respect to each Sub-Adviser, the Trustees considered whether the compensation and profitability under the applicable Agreement were reasonable and justified in light of the quality of all services rendered to the Fund by such Sub-Adviser, and its affiliates. The Board also considered the profitability of each Sub-Adviser with respect to the sub-advisory services it provides to the Fund, although, when doing so, the Board took into account the fact that the Sub-Advisers are compensated by the investment adviser, and not by the Fund directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and the investment adviser. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser and the Sub-Advisers is reasonable and supported renewal of the Agreements with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, and although the Fund does not have breakpoints in its advisory fees, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through investments by the investment adviser in the investment adviser’s infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; (ii) graduated investment advisory fee schedules or unitary fee structures, fee waivers, or expense caps by the investment adviser and its affiliates for those funds in the Schwab fund complex with such features; and (iii) pricing the Fund to scale and keeping overall expenses down as the Fund grows. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and noted the impact of regulatory and other developments on the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund. The Trustees considered that the investment adviser and its affiliates employ contractual expense caps to protect shareholders from higher fees, including, for example, when fund assets are relatively small. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreements with respect to the Fund and concluded that the compensation under the Agreements with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
34
Schwab International Opportunities Fund | Annual Holdings and Financial Statements

MFR13812-27
00306155

Annual Holdings and Financial Statements | October 31, 2024
Schwab Active Equity Funds

Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab Active Equity Funds | Annual Holdings and Financial Statements
1

Schwab Core Equity Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$18.45	$19.46	$29.22	$22.24	$21.87
Income (loss) from investment operations:
Net investment income (loss)[1]	0.13	0.21	0.26	0.21	0.20
Net realized and unrealized gains (losses)	6.41	1.57	(3.16)	7.90	0.82
Total from investment operations	6.54	1.78	(2.90)	8.11	1.02
Less distributions:
Distributions from net investment income	(0.21)	(0.27)	(0.26)	(0.20)	(0.20)
Distributions from net realized gains	(0.37)	(2.52)	(6.60)	(0.93)	(0.45)
Total distributions	(0.58)	(2.79)	(6.86)	(1.13)	(0.65)
Net asset value at end of period	$24.41	$18.45	$19.46	$29.22	$22.24
Total return	36.17%	9.99%	(13.84%)	37.62%	4.65%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	N/A	0.73%[2]	0.73%[2]	0.73%	0.73%
Total expenses	0.72%	0.73%[2]	0.73%[2]	0.73%	0.73%
Net investment income (loss)	0.57%	1.11%	1.18%	0.81%	0.91%
Portfolio turnover rate	30%	14%	28%	86%	97%
Net assets, end of period (x 1,000,000)	$1,463	$1,199	$1,268	$1,860	$1,957

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
2
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Core Equity Fund
Portfolio Holdings  as of October 31, 2024

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 0.9%
Mobileye Global, Inc., Class A *	938,638	12,774,863

Capital Goods 5.2%
A.O. Smith Corp.	189,437	14,226,719
Caterpillar, Inc.	52,565	19,774,953
CNH Industrial NV	670,153	7,525,818
Fastenal Co.	122,982	9,614,733
Lockheed Martin Corp.	6,580	3,593,009
Parker-Hannifin Corp.	12,337	7,822,522
Rockwell Automation, Inc.	49,912	13,312,029
		75,869,783

Commercial & Professional Services 2.8%
Leidos Holdings, Inc.	47,946	8,781,789
Republic Services, Inc., Class A	80,544	15,947,712
Rollins, Inc.	334,978	15,790,863
		40,520,364

Consumer Discretionary Distribution & Retail 7.5%
Amazon.com, Inc. *	394,176	73,474,407
Home Depot, Inc.	36,635	14,425,031
TJX Cos., Inc.	198,528	22,439,620
		110,339,058

Consumer Services 1.0%
McDonald's Corp.	50,040	14,617,184

Consumer Staples Distribution & Retail 1.2%
Walmart, Inc.	218,272	17,887,390

Energy 4.4%
EOG Resources, Inc.	161,844	19,738,494
Exxon Mobil Corp.	377,413	44,074,290
		63,812,784

Equity Real Estate Investment Trusts (REITs) 0.6%
Public Storage	26,907	8,854,018

Financial Services 11.2%
CME Group, Inc.	41,495	9,351,313
Fidelity National Information Services, Inc.	630,979	56,617,746
Morgan Stanley	123,592	14,367,570
PayPal Holdings, Inc. *	563,877	44,715,446
Visa, Inc., Class A	134,673	39,034,969
		164,087,044

Food, Beverage & Tobacco 2.0%
Brown-Forman Corp., Class B	134,830	5,936,565
Celsius Holdings, Inc. *	305,127	9,178,220
Constellation Brands, Inc., Class A	64,084	14,889,277
		30,004,062

SECURITY	NUMBER OF SHARES	VALUE ($)
Health Care Equipment & Services 6.3%
Becton Dickinson & Co.	71,434	16,686,268
Boston Scientific Corp. *	185,329	15,571,343
Dexcom, Inc. *	197,154	13,895,414
Intuitive Surgical, Inc. *	76,479	38,533,179
UnitedHealth Group, Inc.	12,372	6,983,994
		91,670,198

Household & Personal Products 2.0%
Kenvue, Inc.	794,004	18,206,512
L'Oreal SA, Sponsored ADR	141,090	10,557,765
		28,764,277

Insurance 1.8%
Progressive Corp.	111,528	27,082,344

Materials 0.7%
Linde PLC	23,368	10,659,313

Media & Entertainment 10.2%
Alphabet, Inc., Class A	514,398	88,018,642
Meta Platforms, Inc., Class A	107,340	60,924,037
		148,942,679

Pharmaceuticals, Biotechnology & Life Sciences 8.4%
Eli Lilly & Co.	42,701	35,430,728
Johnson & Johnson	188,067	30,064,391
Merck & Co., Inc.	205,401	21,016,630
Thermo Fisher Scientific, Inc.	45,948	25,102,311
Zoetis, Inc.	61,886	11,063,979
		122,678,039

Semiconductors & Semiconductor Equipment 12.1%
ASML Holding NV NY Registry Shares	20,750	13,955,412
Broadcom, Inc.	226,000	38,368,020
NVIDIA Corp.	813,380	107,984,329
QUALCOMM, Inc.	105,709	17,206,254
		177,514,015

Software & Services 14.0%
Accenture PLC, Class A	37,155	12,811,787
Microsoft Corp.	315,528	128,214,803
Oracle Corp.	100,754	16,910,551
Palo Alto Networks, Inc. *	55,453	19,981,380
Salesforce, Inc.	90,494	26,367,237
		204,285,758

Technology Hardware & Equipment 6.0%
Apple, Inc.	387,826	87,613,772

Utilities 1.5%
WEC Energy Group, Inc.	235,695	22,515,943
Total Common Stocks (Cost $818,713,983)		1,460,492,888
See financial notes
Schwab Active Equity Funds | Annual Holdings and Financial Statements
3

Schwab Core Equity Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82% (a)	2,490,419	2,490,419
Total Short-Term Investments (Cost $2,490,419)		2,490,419
Total Investments in Securities (Cost $821,204,402)		1,462,983,307

*	Non-income producing security.
(a)	The rate shown is the annualized 7-day yield.

ADR —	American Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,460,492,888	$—	$—	$1,460,492,888
Short-Term Investments[1]	2,490,419	—	—	2,490,419
Total	$1,462,983,307	$—	$—	$1,462,983,307

[1]	As categorized in the Portfolio Holdings.
See financial notes
4
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Core Equity Fund
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - unaffiliated issuers (cost $821,204,402)		$1,462,983,307
Receivables:
Foreign tax reclaims		489,115
Dividends		428,601
Fund shares sold		66,988
Income from securities on loan		758
Prepaid expenses	+	13,844
Total assets		1,463,982,613

Liabilities
Payables:
Investment adviser and administrator fees		593,098
Shareholder service fees		302,160
Fund shares redeemed		71,389
Accrued expenses	+	184,985
Total liabilities		1,151,632
Net assets		$1,462,830,981

Net Assets by Source
Capital received from investors		$706,967,700
Total distributable earnings	+	755,863,281
Net assets		$1,462,830,981

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,462,830,981		59,918,632		$24.41

See financial notes
Schwab Active Equity Funds | Annual Holdings and Financial Statements
5

Schwab Core Equity Fund
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $52,375)		$17,858,999
Securities on loan, net	+	3,880
Total investment income		17,862,879

Expenses
Investment adviser and administrator fees		6,468,353
Shareholder service fees		3,289,399
Portfolio accounting fees		53,485
Shareholder reports		43,727
Professional fees		34,252
Registration fees		30,103
Custodian fees		25,127
Independent trustees’ fees		8,522
Transfer agent fees		5,628
Other expenses	+	15,769
Total expenses	–	9,974,365
Net investment income		7,888,514

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		108,830,479
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	295,962,604
Net realized and unrealized gains		404,793,083
Increase in net assets resulting from operations		$412,681,597
See financial notes
6
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Core Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$7,888,514	$13,962,790
Net realized gains		108,830,479	23,836,741
Net change in unrealized appreciation (depreciation)	+	295,962,604	84,423,447
Increase in net assets resulting from operations		$412,681,597	$122,222,978

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($37,066,028 )	($178,308,221 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,649,682	$36,951,425	1,398,439	$25,573,378
Shares reinvested		1,672,817	33,188,680	9,184,555	159,902,917
Shares redeemed	+	(8,407,499)	(182,375,446)	(10,722,232)	(197,774,526)
Net transactions in fund shares		(5,085,000)	($112,235,341 )	(139,238)	($12,298,231 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		65,003,632	$1,199,450,753	65,142,870	$1,267,834,227
Total increase (decrease)	+	(5,085,000)	263,380,228	(139,238)	(68,383,474)
End of period		59,918,632	$1,462,830,981	65,003,632	$1,199,450,753
See financial notes
Schwab Active Equity Funds | Annual Holdings and Financial Statements
7

Schwab Dividend Equity Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$12.80	$13.92	$16.92	$12.14	$15.07
Income (loss) from investment operations:
Net investment income (loss)[1]	0.30	0.29	0.29	0.31	0.28
Net realized and unrealized gains (losses)	3.68	(0.48)	(0.81)	4.80	(2.15)
Total from investment operations	3.98	(0.19)	(0.52)	5.11	(1.87)
Less distributions:
Distributions from net investment income	(0.30)	(0.31)	(0.29)	(0.33)	(0.26)
Distributions from net realized gains	(0.02)	(0.62)	(2.19)	—	(0.80)
Total distributions	(0.32)	(0.93)	(2.48)	(0.33)	(1.06)
Net asset value at end of period	$16.46	$12.80	$13.92	$16.92	$12.14
Total return	31.34%	(1.74%)	(3.96%)	42.38%	(13.30%)
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	N/A	0.88%	0.89%[2]	0.89%	0.89%
Total expenses	0.89%	0.88%	0.90%[2]	0.90%	0.90%
Net investment income (loss)	2.00%	2.17%	1.99%	2.01%	2.16%
Portfolio turnover rate	12%	8%	27%	83%	70%
Net assets, end of period (x 1,000)	$550,210	$446,084	$524,330	$670,765	$576,701

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
8
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Dividend Equity Fund
Portfolio Holdings  as of October 31, 2024

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Banks 7.0%
Bank of America Corp.	250,000	10,455,000
JPMorgan Chase & Co.	110,000	24,411,200
Truist Financial Corp.	90,000	3,874,500
		38,740,700

Capital Goods 9.5%
Caterpillar, Inc.	10,000	3,762,000
Fastenal Co.	62,000	4,847,160
General Dynamics Corp.	15,000	4,374,150
Illinois Tool Works, Inc.	18,500	4,830,905
Lockheed Martin Corp.	27,000	14,743,350
Parker-Hannifin Corp.	13,000	8,242,910
Rockwell Automation, Inc.	9,750	2,600,422
RTX Corp.	43,000	5,202,570
Watsco, Inc.	8,000	3,784,080
		52,387,547

Consumer Discretionary Distribution & Retail 4.8%
Genuine Parts Co.	35,000	4,014,500
Home Depot, Inc.	30,150	11,871,563
TJX Cos., Inc.	95,000	10,737,850
		26,623,913

Consumer Services 2.1%
McDonald's Corp.	39,000	11,392,290

Consumer Staples Distribution & Retail 3.1%
Walmart, Inc.	210,000	17,209,500

Energy 7.5%
Chevron Corp.	100,000	14,882,000
Exxon Mobil Corp.	165,000	19,268,700
Kinder Morgan, Inc.	290,000	7,107,900
		41,258,600

Equity Real Estate Investment Trusts (REITs) 2.8%
Alexandria Real Estate Equities, Inc.	16,500	1,840,575
Lamar Advertising Co., Class A	40,000	5,280,000
Public Storage	25,000	8,226,500
		15,347,075

Financial Services 10.6%
Blackrock, Inc.	16,500	16,186,995
Fidelity National Information Services, Inc.	175,000	15,702,750
Morgan Stanley	165,000	19,181,250
Visa, Inc., Class A	25,000	7,246,250
		58,317,245

Food, Beverage & Tobacco 7.7%
Altria Group, Inc.	85,000	4,629,100
Coca-Cola Co.	245,000	16,000,950
Constellation Brands, Inc., Class A	15,000	3,485,100
Philip Morris International, Inc.	138,000	18,312,600
		42,427,750

SECURITY	NUMBER OF SHARES	VALUE ($)
Health Care Equipment & Services 7.4%
Abbott Laboratories	77,000	8,729,490
Becton Dickinson & Co.	23,000	5,372,570
CVS Health Corp.	110,000	6,210,600
Medtronic PLC	100,000	8,925,000
UnitedHealth Group, Inc.	20,000	11,290,000
		40,527,660

Household & Personal Products 3.9%
Kenvue, Inc.	280,000	6,420,400
Procter & Gamble Co.	91,000	15,031,380
		21,451,780

Insurance 3.2%
Allstate Corp.	40,000	7,460,800
Cincinnati Financial Corp.	30,000	4,224,900
Progressive Corp.	25,000	6,070,750
		17,756,450

Materials 0.8%
PPG Industries, Inc.	35,000	4,357,850

Media & Entertainment 2.8%
Comcast Corp., Class A	300,000	13,101,000
Omnicom Group, Inc.	20,000	2,020,000
		15,121,000

Pharmaceuticals, Biotechnology & Life Sciences 6.7%
AbbVie, Inc.	60,000	12,232,200
Johnson & Johnson	72,310	11,559,477
Merck & Co., Inc.	60,000	6,139,200
Pfizer, Inc.	200,000	5,660,000
Zoetis, Inc.	6,250	1,117,375
		36,708,252

Semiconductors & Semiconductor Equipment 3.2%
Broadcom, Inc.	105,000	17,825,850

Software & Services 6.0%
Accenture PLC, Class A	20,000	6,896,400
International Business Machines Corp.	55,000	11,369,600
Microsoft Corp.	36,000	14,628,600
		32,894,600

Technology Hardware & Equipment 2.6%
Apple, Inc.	26,000	5,873,660
Cisco Systems, Inc.	150,000	8,215,500
		14,089,160

Telecommunication Services 2.1%
Verizon Communications, Inc.	275,000	11,585,750

Transportation 0.7%
United Parcel Service, Inc., Class B	30,000	4,021,800

See financial notes
Schwab Active Equity Funds | Annual Holdings and Financial Statements
9

Schwab Dividend Equity Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 5.1%
Duke Energy Corp.	127,500	14,696,925
Eversource Energy	80,000	5,268,000
NextEra Energy, Inc.	100,000	7,925,000
		27,889,925
Total Common Stocks (Cost $379,610,643)		547,934,697
Total Investments in Securities (Cost $379,610,643)		547,934,697

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$547,934,697	$—	$—	$547,934,697
Total	$547,934,697	$—	$—	$547,934,697

[1]	As categorized in the Portfolio Holdings.
See financial notes
10
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Dividend Equity Fund
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - unaffiliated issuers (cost $379,610,643)		$547,934,697
Cash		2,024,548
Foreign currency, at value (cost $3,204)		3,188
Receivables:
Dividends		814,284
Foreign tax reclaims		284,556
Fund shares sold		67,310
Prepaid expenses	+	16,351
Total assets		551,144,934

Liabilities
Payables:
Fund shares redeemed		425,224
Investment adviser and administrator fees		292,666
Shareholder service fees		111,564
Accrued expenses	+	105,837
Total liabilities		935,291
Net assets		$550,209,643

Net Assets by Source
Capital received from investors		$377,667,271
Total distributable earnings	+	172,542,372
Net assets		$550,209,643

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$550,209,643		33,429,603		$16.46

See financial notes
Schwab Active Equity Funds | Annual Holdings and Financial Statements
11

Schwab Dividend Equity Fund
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $39,522)		$14,670,901
Other Interest	+	38,736
Total investment income		14,709,637

Expenses
Investment adviser and administrator fees		3,156,059
Shareholder service fees		1,196,982
Portfolio accounting fees		55,152
Professional fees		32,887
Shareholder reports		30,232
Registration fees		26,670
Independent trustees’ fees		6,892
Transfer agent fees		4,350
Custodian fees		926
Other expenses	+	6,002
Total expenses	–	4,516,152
Net investment income		10,193,485

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		4,401,961
Net realized losses on foreign currency transactions	+	(21,022)
Net realized gains		4,380,939
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		121,114,837
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	4,074
Net change in unrealized appreciation (depreciation)	+	121,118,911
Net realized and unrealized gains		125,499,850
Increase in net assets resulting from operations		$135,693,335
See financial notes
12
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Dividend Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$10,193,485	$10,828,133
Net realized gains		4,380,939	758,540
Net change in unrealized appreciation (depreciation)	+	121,118,911	(17,919,252)
Increase (decrease) in net assets resulting from operations		$135,693,335	($6,332,579 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($10,796,286 )	($34,391,214 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,364,755	$50,029,779	1,647,548	$22,504,313
Shares reinvested		532,844	7,968,286	1,976,602	27,111,544
Shares redeemed	+	(5,321,829)	(78,769,369)	(6,431,601)	(87,138,179)
Net transactions in fund shares		(1,424,230)	($20,771,304 )	(2,807,451)	($37,522,322 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		34,853,833	$446,083,898	37,661,284	$524,330,013
Total increase (decrease)	+	(1,424,230)	104,125,745	(2,807,451)	(78,246,115)
End of period		33,429,603	$550,209,643	34,853,833	$446,083,898
See financial notes
Schwab Active Equity Funds | Annual Holdings and Financial Statements
13

Schwab Large-Cap Growth Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$24.35	$20.80	$28.96	$20.85	$18.07
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.05)	0.01	(0.01)	(0.06)	0.00 [2]
Net realized and unrealized gains (losses)	9.80	3.95	(5.97)	8.42	3.76
Total from investment operations	9.75	3.96	(5.98)	8.36	3.76
Less distributions:
Distributions from net investment income	(0.01)	(0.00)[2]	—	—	(0.03)
Distributions from net realized gains	—	(0.41)	(2.18)	(0.25)	(0.95)
Total distributions	(0.01)	(0.41)	(2.18)	(0.25)	(0.98)
Net asset value at end of period	$34.09	$24.35	$20.80	$28.96	$20.85
Total return	40.05%	19.37%	(22.45%)	40.41%	21.60%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.99%	0.99%	0.99%[3]	0.99%	0.99%
Total expenses	1.00%	1.01%	1.02%[3]	1.02%	1.02%
Net investment income (loss)	(0.16%)	0.02%	(0.05%)	(0.23%)	0.01%
Portfolio turnover rate	15%	17%	19%	42%	65%
Net assets, end of period (x 1,000)	$464,599	$281,640	$218,329	$292,447	$210,033

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
14
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Large-Cap Growth Fund
Portfolio Holdings  as of October 31, 2024

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 96.4% OF NET ASSETS

Automobiles & Components 1.5%
Tesla, Inc. *	27,724	6,926,841

Capital Goods 5.6%
Caterpillar, Inc.	11,998	4,513,648
Fastenal Co.	38,044	2,974,280
Lockheed Martin Corp.	7,652	4,178,375
Parker-Hannifin Corp.	10,673	6,767,429
Quanta Services, Inc.	9,885	2,981,612
Vertiv Holdings Co., Class A	41,403	4,524,934
		25,940,278

Commercial & Professional Services 0.7%
Republic Services, Inc., Class A	17,758	3,516,084

Consumer Discretionary Distribution & Retail 7.9%
Amazon.com, Inc. *	131,419	24,496,502
Home Depot, Inc.	12,073	4,753,744
O'Reilly Automotive, Inc. *	1,888	2,177,128
TJX Cos., Inc.	48,942	5,531,914
		36,959,288

Consumer Services 2.3%
Airbnb, Inc., Class A *	29,238	3,940,990
Booking Holdings, Inc.	535	2,501,794
DraftKings, Inc., Class A *	33,794	1,193,604
McDonald's Corp.	11,088	3,238,916
		10,875,304

Consumer Staples Distribution & Retail 1.4%
Costco Wholesale Corp.	7,253	6,340,428

Energy 0.4%
EOG Resources, Inc.	14,768	1,801,105

Financial Services 5.3%
American Express Co.	9,660	2,608,973
Fidelity National Information Services, Inc.	52,980	4,753,895
Interactive Brokers Group, Inc., Class A	17,464	2,664,657
Mastercard, Inc., Class A	14,854	7,420,910
Visa, Inc., Class A	24,440	7,083,934
		24,532,369

Food, Beverage & Tobacco 2.5%
Celsius Holdings, Inc. *	70,116	2,109,090
Constellation Brands, Inc., Class A	20,689	4,806,882
Philip Morris International, Inc.	34,383	4,562,624
		11,478,596

Health Care Equipment & Services 2.8%
Boston Scientific Corp. *	53,695	4,511,454
Intuitive Surgical, Inc. *	16,517	8,321,925
		12,833,379

SECURITY	NUMBER OF SHARES	VALUE ($)
Insurance 1.6%
Arthur J Gallagher & Co.	13,345	3,752,614
Progressive Corp.	14,442	3,506,951
		7,259,565

Media & Entertainment 11.3%
Alphabet, Inc., Class A	143,465	24,548,296
Meta Platforms, Inc., Class A	40,829	23,173,724
Netflix, Inc. *	6,145	4,645,804
		52,367,824

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
Eli Lilly & Co.	18,561	15,400,804
Thermo Fisher Scientific, Inc.	16,290	8,899,553
Vertex Pharmaceuticals, Inc. *	13,581	6,464,284
Zoetis, Inc.	16,965	3,033,003
		33,797,644

Semiconductors & Semiconductor Equipment 16.4%
Advanced Micro Devices, Inc. *	21,181	3,051,547
Applied Materials, Inc.	18,225	3,309,295
ASML Holding NV NY Registry Shares	5,852	3,935,763
Broadcom, Inc.	99,786	16,940,669
KLA Corp.	2,590	1,725,536
NVIDIA Corp.	322,560	42,823,066
QUALCOMM, Inc.	28,069	4,568,791
		76,354,667

Software & Services 19.4%
Accenture PLC, Class A	16,552	5,707,461
Adobe, Inc. *	7,716	3,688,865
Gartner, Inc. *	10,548	5,300,370
International Business Machines Corp.	11,637	2,405,601
Intuit, Inc.	4,573	2,790,902
Microsoft Corp.	99,364	40,376,561
Oracle Corp.	34,209	5,741,638
Palo Alto Networks, Inc. *	25,239	9,094,369
Salesforce, Inc.	26,140	7,616,412
ServiceNow, Inc. *	5,128	4,784,373
Synopsys, Inc. *	5,560	2,855,671
		90,362,223

Technology Hardware & Equipment 9.0%
Apple, Inc.	186,176	42,059,020

Transportation 1.0%
Uber Technologies, Inc. *	62,387	4,494,983
Total Common Stocks (Cost $205,592,931)		447,899,598

INVESTMENT COMPANIES 1.4% OF NET ASSETS

Equity Funds 1.4%
Invesco QQQ Trust	13,415	6,490,848
Total Investment Companies (Cost $6,388,679)		6,490,848
Total Investments in Securities (Cost $211,981,610)		454,390,446

See financial notes
Schwab Active Equity Funds | Annual Holdings and Financial Statements
15

Schwab Large-Cap Growth Fund
Portfolio Holdings  as of October 31, 2024 (continued)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 12/20/24	20	5,738,500	47,813

*	Non-income producing security.

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$447,899,598	$—	$—	$447,899,598
Investment Companies[1]	6,490,848	—	—	6,490,848
Futures Contracts[2]	47,813	—	—	47,813
Total	$454,438,259	$—	$—	$454,438,259

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
16
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Large-Cap Growth Fund
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - unaffiliated issuers (cost $211,981,610)		$454,390,446
Cash		11,156,458
Deposit with broker for futures contracts		292,000
Receivables:
Investments sold		2,889,314
Fund shares sold		337,248
Dividends		104,528
Foreign tax reclaims		3,415
Prepaid expenses	+	22,662
Total assets		469,196,071

Liabilities
Payables:
Investments bought		3,858,458
Investment adviser and administrator fees		284,016
Fund shares redeemed		155,137
Variation margin on futures contracts		113,500
Shareholder service fees		92,325
Accrued expenses	+	93,453
Total liabilities		4,596,889
Net assets		$464,599,182

Net Assets by Source
Capital received from investors		$222,453,381
Total distributable earnings	+	242,145,801
Net assets		$464,599,182

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$464,599,182		13,628,826		$34.09

See financial notes
Schwab Active Equity Funds | Annual Holdings and Financial Statements
17

Schwab Large-Cap Growth Fund
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $7,378)		$2,853,824
Other Interest		383,381
Securities on loan, net	+	2,910
Total investment income		3,240,115

Expenses
Investment adviser and administrator fees		2,823,119
Shareholder service fees		927,225
Portfolio accounting fees		47,926
Registration fees		42,645
Professional fees		35,498
Shareholder reports		18,925
Independent trustees’ fees		6,651
Transfer agent fees		2,896
Custodian fees		125
Other expenses	+	4,753
Total expenses		3,909,763
Expense reduction	–	27,975
Net expenses	–	3,881,788
Net investment loss		(641,673)

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		2,546,558
Net realized gains on futures contracts	+	937,587
Net realized gains		3,484,145
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		115,180,121
Net change in unrealized appreciation (depreciation) on futures contracts	+	346,797
Net change in unrealized appreciation (depreciation)	+	115,526,918
Net realized and unrealized gains		119,011,063
Increase in net assets resulting from operations		$118,369,390
See financial notes
18
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Large-Cap Growth Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income (loss)		($641,673 )	$58,463
Net realized gains (losses)		3,484,145	(3,031,037)
Net change in unrealized appreciation (depreciation)	+	115,526,918	43,697,995
Increase in net assets resulting from operations		$118,369,390	$40,725,421

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($115,375 )	($4,337,314 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,195,809	$131,271,986	2,619,801	$63,452,086
Shares reinvested		3,498	97,193	177,666	3,755,874
Shares redeemed	+	(2,134,726)	(66,664,088)	(1,727,327)	(40,285,189)
Net transactions in fund shares		2,064,581	$64,705,091	1,070,140	$26,922,771

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		11,564,245	$281,640,076	10,494,105	$218,329,198
Total increase	+	2,064,581	182,959,106	1,070,140	63,310,878
End of period		13,628,826	$464,599,182	11,564,245	$281,640,076
See financial notes
Schwab Active Equity Funds | Annual Holdings and Financial Statements
19

Schwab Small-Cap Equity Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$16.60	$18.94	$23.77	$15.02	$16.68
Income (loss) from investment operations:
Net investment income (loss)[1]	0.06	0.07	0.03	0.02	0.03
Net realized and unrealized gains (losses)	5.26	(0.71)	(2.27)	8.76	(1.67)
Total from investment operations	5.32	(0.64)	(2.24)	8.78	(1.64)
Less distributions:
Distributions from net investment income	(0.07)	(0.02)	(0.03)	(0.03)	(0.02)
Distributions from net realized gains	—	(1.68)	(2.56)	—	—
Total distributions	(0.07)	(1.70)	(2.59)	(0.03)	(0.02)
Net asset value at end of period	$21.85	$16.60	$18.94	$23.77	$15.02
Total return	32.12%	(3.68%)	(10.25%)	58.55%	(9.86%)
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	N/A	1.09%[2]	1.09%[2]	1.08%	1.09%
Total expenses	1.08%	1.09%[2]	1.09%[2]	1.08%	1.10%
Net investment income (loss)	0.31%	0.37%	0.13%	0.11%	0.17%
Portfolio turnover rate	106%	43%	74%	84%	113%
Net assets, end of period (x 1,000)	$620,080	$482,280	$542,600	$669,489	$491,478

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
20
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Equity Fund
Portfolio Holdings  as of October 31, 2024

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 94.8% OF NET ASSETS

Automobiles & Components 1.0%
American Axle & Manufacturing Holdings, Inc. *	606,044	3,424,149
Dana, Inc.	22,698	174,094
Dorman Products, Inc. *	10,152	1,157,632
Modine Manufacturing Co. *	10,434	1,228,812
		5,984,687

Banks 9.8%
Ameris Bancorp	109,777	6,805,076
Axos Financial, Inc. *	35,570	2,408,800
BankUnited, Inc.	152,668	5,395,287
Customers Bancorp, Inc. *	76,509	3,529,360
CVB Financial Corp.	29,601	575,147
Eagle Bancorp, Inc.	6,310	165,385
FB Financial Corp.	43,207	2,125,784
First Financial Corp.	5,382	231,211
Fulton Financial Corp.	17,003	307,924
Hancock Whitney Corp.	94,648	4,929,268
Home BancShares, Inc.	40,846	1,114,687
HomeTrust Bancshares, Inc.	44,652	1,480,214
Hope Bancorp, Inc.	302,794	3,751,618
Independent Bank Corp.	14,070	885,003
International Bancshares Corp.	88,201	5,403,193
Mercantile Bank Corp.	67,629	2,898,579
Nicolet Bankshares, Inc.	12,119	1,232,381
OceanFirst Financial Corp.	110,092	2,003,674
Provident Financial Services, Inc.	148,112	2,766,732
Renasant Corp.	40,467	1,380,329
Republic Bancorp, Inc., Class A	26,471	1,786,793
Southern Missouri Bancorp, Inc.	13,076	775,407
SouthState Corp.	11,934	1,163,923
Trustmark Corp.	25,752	894,110
UMB Financial Corp.	41,241	4,525,375
Univest Financial Corp.	5,223	145,356
WaFd, Inc.	40,727	1,383,904
Westamerica BanCorp	10,747	553,686
		60,618,206

Capital Goods 12.3%
AAR Corp. *	1,417	83,178
Allient, Inc.	30,379	525,253
Applied Industrial Technologies, Inc.	9,569	2,216,085
Array Technologies, Inc. *	54,625	356,701
Atkore, Inc.	21,761	1,866,223
Atmus Filtration Technologies, Inc.	54,361	2,116,817
Blue Bird Corp. *	50,777	2,138,219
Comfort Systems USA, Inc.	9,530	3,726,611
Ducommun, Inc. *	9,865	579,963
EMCOR Group, Inc.	15,739	7,020,696
EnerSys	41,624	4,031,701
Federal Signal Corp.	60,952	4,971,855
Fluor Corp. *	5,610	293,291
FTAI Aviation Ltd.	22,544	3,030,815
Griffon Corp.	38,347	2,411,259
H&E Equipment Services, Inc.	84,139	4,396,263
Herc Holdings, Inc.	16,637	3,479,462
Hyster-Yale, Inc.	17,911	1,136,811
IES Holdings, Inc. *	12,315	2,692,860
Masterbrand, Inc. *	109,870	1,973,265
Moog, Inc., Class A	29,394	5,543,708
MRC Global, Inc. *	122,592	1,502,978
SECURITY	NUMBER OF SHARES	VALUE ($)
Mueller Water Products, Inc., Class A	118,057	2,548,851
NEXTracker, Inc., Class A *	79,878	3,180,742
Powell Industries, Inc.	8,601	2,193,083
Preformed Line Products Co.	9,869	1,213,887
Primoris Services Corp.	6,592	412,791
Proto Labs, Inc. *	23,531	644,749
Sterling Infrastructure, Inc. *	23,136	3,573,355
Tennant Co.	5,470	478,953
Thermon Group Holdings, Inc. *	105,000	2,752,050
Trinity Industries, Inc.	1,642	56,288
Tutor Perini Corp. *	22,004	570,344
V2X, Inc. *	25,906	1,595,810
Watts Water Technologies, Inc., Class A	3,774	719,287
		76,034,204

Commercial & Professional Services 2.7%
Cimpress PLC *	45,421	3,134,503
Conduent, Inc. *	170,918	615,305
Deluxe Corp.	33,489	628,254
Enviri Corp. *	28,976	221,956
HNI Corp.	10,933	538,778
Huron Consulting Group, Inc. *	7,064	817,517
IBEX Holdings Ltd. *	50,906	914,272
Interface, Inc., Class A	97,593	1,704,950
Legalzoom.com, Inc. *	280,985	2,017,472
Maximus, Inc.	59,637	5,155,022
Pitney Bowes, Inc.	58,831	424,171
Willdan Group, Inc. *	6,754	319,532
		16,491,732

Consumer Discretionary Distribution & Retail 2.6%
Abercrombie & Fitch Co., Class A *	28,196	3,715,951
American Eagle Outfitters, Inc.	158,103	3,097,238
Build-A-Bear Workshop, Inc.	5,373	204,658
Caleres, Inc.	7,246	216,293
Carvana Co., Class A *	1,589	392,976
Dillard's, Inc., Class A	494	183,531
J Jill, Inc.	62,385	1,491,625
Nordstrom, Inc.	74,341	1,680,850
Signet Jewelers Ltd.	10,355	949,346
Upbound Group, Inc.	28,721	839,802
Urban Outfitters, Inc. *	54,039	1,942,702
Victoria's Secret & Co. *	41,970	1,270,012
		15,984,984

Consumer Durables & Apparel 2.8%
G-III Apparel Group Ltd. *	9,360	283,421
Green Brick Partners, Inc. *	11,961	825,429
Hovnanian Enterprises, Inc., Class A *	4,383	771,583
Installed Building Products, Inc.	8,007	1,736,718
Kontoor Brands, Inc.	33,697	2,885,474
M/I Homes, Inc. *	27,968	4,239,669
Meritage Homes Corp.	4,898	887,518
Taylor Morrison Home Corp., Class A *	12,541	859,058
Tri Pointe Homes, Inc. *	119,890	4,847,153
		17,336,023

Consumer Services 3.5%
Brinker International, Inc. *	56,978	5,852,210
Despegar.com Corp. *	113,805	1,643,344
Frontdoor, Inc. *	116,202	5,774,077
International Game Technology PLC	48,264	980,724
Light & Wonder, Inc. *	35,870	3,363,889
Red Rock Resorts, Inc., Class A	31,458	1,618,829
See financial notes
Schwab Active Equity Funds | Annual Holdings and Financial Statements
21

Schwab Small-Cap Equity Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Rush Street Interactive, Inc. *	215,975	2,336,850
		21,569,923

Consumer Staples Distribution & Retail 0.7%
Andersons, Inc.	12,176	552,790
Sprouts Farmers Market, Inc. *	27,743	3,563,034
		4,115,824

Energy 4.4%
Archrock, Inc.	138,348	2,769,727
Ardmore Shipping Corp.	16,553	233,563
Berry Corp.	427,750	2,147,305
Bristow Group, Inc. *	19,398	643,432
Dorian LPG Ltd.	8,674	250,245
Helix Energy Solutions Group, Inc. *	70,612	653,161
Matador Resources Co.	39,715	2,069,549
Noble Corp. PLC	31,302	1,001,038
Riley Exploration Permian, Inc.	44,933	1,200,160
Scorpio Tankers, Inc.	55,019	3,205,957
SM Energy Co.	113,989	4,784,118
Solaris Energy Infrastructure, Inc.	27,742	364,530
Teekay Corp. Ltd. *	206,028	1,724,454
Teekay Tankers Ltd., Class A	25,826	1,231,384
Tidewater, Inc. *	29,403	1,766,238
VAALCO Energy, Inc.	104,762	559,429
Weatherford International PLC	35,665	2,817,535
		27,421,825

Equity Real Estate Investment Trusts (REITs) 6.8%
Alexander & Baldwin, Inc.	252,998	4,708,293
American Assets Trust, Inc.	270,098	7,279,141
Centerspace	12,103	843,095
COPT Defense Properties	237,955	7,662,151
Empire State Realty Trust, Inc., Class A	444,506	4,711,764
Innovative Industrial Properties, Inc.	28,142	3,635,665
Kite Realty Group Trust	48,711	1,250,411
National Health Investors, Inc.	72,351	5,545,704
Orion Office REIT, Inc.	215,878	805,225
Piedmont Office Realty Trust, Inc., Class A	96,699	961,188
Plymouth Industrial REIT, Inc.	134,493	2,732,898
Sabra Health Care REIT, Inc.	103,341	2,004,815
		42,140,350

Financial Services 6.5%
Artisan Partners Asset Management, Inc., Class A	9,660	426,006
Bread Financial Holdings, Inc.	20,279	1,010,908
Donnelley Financial Solutions, Inc. *	13,521	788,815
Enact Holdings, Inc.	122,624	4,180,252
Enova International, Inc. *	44,692	3,884,182
Essent Group Ltd.	34,679	2,081,087
EVERTEC, Inc.	14,317	469,025
Federal Agricultural Mortgage Corp., Class C	6,525	1,195,837
Jackson Financial, Inc., Class A	52,755	5,272,862
Merchants Bancorp	31,843	1,176,281
Mr. Cooper Group, Inc. *	53,853	4,768,683
NMI Holdings, Inc., Class A *	141,677	5,480,067
Pagseguro Digital Ltd., Class A *	185,982	1,495,295
Regional Management Corp.	26,207	752,665
Stifel Financial Corp.	5,326	551,880
StoneCo Ltd., Class A *	186,083	2,065,521
StoneX Group, Inc. *	10,101	909,494
Victory Capital Holdings, Inc., Class A	15,056	902,306
SECURITY	NUMBER OF SHARES	VALUE ($)
Virtus Investment Partners, Inc.	14,219	3,076,565
		40,487,731

Food, Beverage & Tobacco 1.1%
Cal-Maine Foods, Inc.	9,219	809,244
Coca-Cola Consolidated, Inc.	416	467,692
Dole PLC	24,915	402,377
National Beverage Corp.	48,092	2,173,278
Primo Water Corp.	28,021	734,991
Simply Good Foods Co. *	20,640	694,742
Turning Point Brands, Inc.	38,844	1,834,602
		7,116,926

Health Care Equipment & Services 3.2%
AdaptHealth Corp., Class A *	52,088	535,986
Axogen, Inc. *	51,282	717,948
Bioventus, Inc., Class A *	70,168	952,180
Castle Biosciences, Inc. *	30,543	1,058,926
Cerus Corp. *	270,093	424,046
CONMED Corp.	19,079	1,301,951
Ensign Group, Inc.	5,690	881,893
Health Catalyst, Inc. *	32,223	250,373
Hims & Hers Health, Inc. *	81,415	1,533,044
Lantheus Holdings, Inc. *	30,779	3,380,765
LivaNova PLC *	33,387	1,723,437
Merit Medical Systems, Inc. *	12,667	1,249,726
OmniAb, Inc., Class A *(a)	5,508	0
OmniAb, Inc., Class B *(a)	5,508	0
OraSure Technologies, Inc. *	3,445	14,004
Orthofix Medical, Inc. *	27,759	449,418
Owens & Minor, Inc. *	84,401	1,072,737
Select Medical Holdings Corp.	8,217	263,601
Tactile Systems Technology, Inc. *	60,197	873,458
Tenet Healthcare Corp. *	8,781	1,361,231
UFP Technologies, Inc. *	1,898	506,766
Zimvie, Inc. *	94,423	1,299,733
		19,851,223

Household & Personal Products 0.3%
BellRing Brands, Inc. *	662	43,579
Honest Co., Inc. *	166,972	621,136
Nature's Sunshine Products, Inc. *	34,041	430,959
WD-40 Co.	2,925	766,555
		1,862,229

Insurance 0.4%
CNO Financial Group, Inc.	56,611	1,947,419
Hamilton Insurance Group Ltd., Class B *	31,608	550,611
		2,498,030

Materials 2.8%
Alpha Metallurgical Resources, Inc.	2,489	518,459
Avient Corp.	11,760	548,134
Cabot Corp.	12,275	1,323,613
Carpenter Technology Corp.	11,120	1,662,440
Constellium SE, Class A *	234,224	2,599,886
Hecla Mining Co.	153,425	995,728
Koppers Holdings, Inc.	18,801	639,422
Mativ Holdings, Inc.	76,647	1,184,196
Metallus, Inc. *	33,428	471,001
Minerals Technologies, Inc.	55,943	4,211,948
Perimeter Solutions SA *	33,114	439,754
Rayonier Advanced Materials, Inc. *	95,170	757,553
See financial notes
22
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Equity Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Universal Stainless & Alloy Products, Inc. *	26,918	1,176,855
Worthington Steel, Inc.	18,973	725,528
		17,254,517

Media & Entertainment 2.1%
Advantage Solutions, Inc. *	61,725	188,879
AMC Networks, Inc., Class A *	49,833	403,647
Cargurus, Inc. *	21,965	681,354
Cars.com, Inc. *	33,273	532,035
EverQuote, Inc., Class A *	25,494	458,382
EW Scripps Co., Class A *	43,160	144,802
Gaia, Inc., Class A *	44,500	237,185
Gannett Co., Inc. *	223,631	1,048,829
Gray Television, Inc.	66,653	380,589
Lions Gate Entertainment Corp., Class A *	247,446	1,954,823
MediaAlpha, Inc., Class A *	17,066	292,341
PubMatic, Inc., Class A *	49,471	727,471
Thryv Holdings, Inc. *	103,134	1,483,067
Yelp, Inc., Class A *	130,920	4,469,609
		13,003,013

Pharmaceuticals, Biotechnology & Life Sciences 14.2%
ACADIA Pharmaceuticals, Inc. *	267,811	3,907,362
ADMA Biologics, Inc. *	203,468	3,318,563
Alkermes PLC *	93,560	2,404,492
Amicus Therapeutics, Inc. *	306,977	3,505,677
Amneal Pharmaceuticals, Inc. *	176,134	1,491,855
ANI Pharmaceuticals, Inc. *	46,338	2,652,619
Anika Therapeutics, Inc. *	31,735	542,986
Arcus Biosciences, Inc. *	84,199	1,288,245
Aurinia Pharmaceuticals, Inc. *	339,484	2,447,680
Avidity Biosciences, Inc. *	13,370	565,016
Beam Therapeutics, Inc. *	21,295	466,573
BioCryst Pharmaceuticals, Inc. *	256,636	2,055,654
BioLife Solutions, Inc. *	15,457	361,694
Blueprint Medicines Corp. *	45,998	4,025,285
Bridgebio Pharma, Inc. *	31,294	732,593
CareDx, Inc. *	61,669	1,364,735
Catalyst Pharmaceuticals, Inc. *	179,352	3,909,874
Collegium Pharmaceutical, Inc. *	90,907	3,103,565
Corcept Therapeutics, Inc. *	27,366	1,340,113
Cytek Biosciences, Inc. *	44,131	218,228
Fulcrum Therapeutics, Inc. *	136,609	431,684
Halozyme Therapeutics, Inc. *	115,499	5,840,784
Harmony Biosciences Holdings, Inc. *	128,221	4,119,741
Harvard Bioscience, Inc. *	126,539	297,367
Ironwood Pharmaceuticals, Inc., Class A *	163,187	644,589
Janux Therapeutics, Inc. *	17,780	959,942
Krystal Biotech, Inc. *	9,977	1,721,332
Medpace Holdings, Inc. *	12,941	4,066,321
Mesa Laboratories, Inc.	12,292	1,401,780
MiMedx Group, Inc. *	473,024	3,240,214
Myriad Genetics, Inc. *	85,635	1,880,545
Novavax, Inc. *	45,414	436,429
Nurix Therapeutics, Inc. *	13,262	325,980
Organogenesis Holdings, Inc., Class A *	330,106	914,394
Pacira BioSciences, Inc. *	41,327	686,028
Phibro Animal Health Corp., Class A	79,718	1,843,080
Prestige Consumer Healthcare, Inc. *	4,375	322,656
Protagonist Therapeutics, Inc. *	46,332	2,123,859
PTC Therapeutics, Inc. *	51,063	2,038,435
Quanterix Corp. *	2,024	26,747
REGENXBIO, Inc. *	21,037	180,708
Relay Therapeutics, Inc. *	72,988	411,287
Rigel Pharmaceuticals, Inc. *	28,677	390,867
SIGA Technologies, Inc.	195,902	1,414,412
SECURITY	NUMBER OF SHARES	VALUE ($)
Stoke Therapeutics, Inc. *	23,632	292,092
Summit Therapeutics, Inc. *	15,529	288,684
Supernus Pharmaceuticals, Inc. *	85,675	2,918,947
TG Therapeutics, Inc. *	70,209	1,759,438
Travere Therapeutics, Inc. *	19,254	336,945
Vanda Pharmaceuticals, Inc. *	141,510	658,021
Vaxcyte, Inc. *	16,408	1,744,991
Veracyte, Inc. *	93,877	3,167,410
WaVe Life Sciences Ltd. *	36,544	501,018
Xencor, Inc. *	56,709	1,191,456
		88,280,992

Real Estate Management & Development 0.5%
Cushman & Wakefield PLC *	44,400	601,620
Newmark Group, Inc., Class A	44,740	670,652
Real Brokerage, Inc. *	108,832	594,223
St. Joe Co.	26,713	1,381,062
		3,247,557

Semiconductors & Semiconductor Equipment 2.0%
Ambarella, Inc. *	5,097	286,400
Amkor Technology, Inc.	79,122	2,013,655
Axcelis Technologies, Inc. *	14,221	1,213,194
FormFactor, Inc. *	24,126	916,305
Impinj, Inc. *	8,349	1,586,227
Onto Innovation, Inc. *	7,084	1,404,970
Penguin Solutions, Inc. *	48,021	722,716
Photronics, Inc. *	59,804	1,363,531
Semtech Corp. *	71,878	3,176,289
		12,683,287

Software & Services 5.8%
8x8, Inc. *	315,131	702,742
ACI Worldwide, Inc. *	31,466	1,548,127
Alarm.com Holdings, Inc. *	16,922	902,450
Alkami Technology, Inc. *	80,137	2,933,816
Appfolio, Inc., Class A *	18,332	3,810,673
BlackLine, Inc. *	12,841	711,006
Box, Inc., Class A *	40,353	1,281,611
Clear Secure, Inc., Class A	88,618	3,259,370
Clearwater Analytics Holdings, Inc., Class A *	81,539	2,128,983
Couchbase, Inc. *	48,323	776,551
Dave, Inc. *	32,813	1,265,269
eGain Corp. *	188,200	925,944
Hackett Group, Inc.	62,037	1,508,740
Life360, Inc. *(b)	10,316	442,247
Olo, Inc., Class A *	131,511	658,870
OneSpan, Inc. *	35,388	590,272
PROS Holdings, Inc. *	68,213	1,350,617
Q2 Holdings, Inc. *	4,751	402,220
Rimini Street, Inc. *	297,878	527,244
RingCentral, Inc., Class A *	50,862	1,831,541
SEMrush Holdings, Inc., Class A *	20,795	272,622
SPS Commerce, Inc. *	4,860	801,900
Unisys Corp. *	175,023	1,209,409
Verint Systems, Inc. *	12,859	273,897
Weave Communications, Inc. *	122,319	1,714,912
Xperi, Inc. *	90,550	826,722
Yext, Inc. *	149,024	1,078,934
Zeta Global Holdings Corp., Class A *	75,954	2,102,407
		35,839,096

See financial notes
Schwab Active Equity Funds | Annual Holdings and Financial Statements
23

Schwab Small-Cap Equity Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 4.0%
Arlo Technologies, Inc. *	141,219	1,434,785
Badger Meter, Inc.	35,423	7,086,371
Bel Fuse, Inc., Class B	2,547	192,095
CommScope Holding Co., Inc. *	158,634	1,067,607
Daktronics, Inc. *	114,833	1,496,274
ePlus, Inc. *	3,544	315,239
Fabrinet *	16,503	3,976,728
FARO Technologies, Inc. *	64,570	1,132,558
Itron, Inc. *	16,610	1,856,333
Knowles Corp. *	137,962	2,389,502
Napco Security Technologies, Inc.	72,004	2,770,714
NetScout Systems, Inc. *	22,202	466,908
Xerox Holdings Corp.	58,491	477,871
		24,662,985

Telecommunication Services 1.0%
Bandwidth, Inc., Class A *	79,509	1,550,425
Liberty Latin America Ltd., Class A *	6,407	62,725
Lumen Technologies, Inc. *	337,163	2,154,472
Telephone & Data Systems, Inc.	78,751	2,342,842
		6,110,464

Transportation 2.7%
ArcBest Corp.	13,197	1,374,863
Costamare, Inc.	137,775	1,875,118
Genco Shipping & Trading Ltd.	52,036	819,047
Golden Ocean Group Ltd.	60,521	648,785
Matson, Inc.	33,881	5,247,828
SkyWest, Inc. *	73,419	6,989,489
		16,955,130

Utilities 1.6%
Avista Corp.	31,111	1,166,040
California Water Service Group	18,668	969,989
Clearway Energy, Inc., Class A	35,838	954,725
Otter Tail Corp.	18,121	1,422,861
SECURITY	NUMBER OF SHARES	VALUE ($)
Southwest Gas Holdings, Inc.	64,755	4,743,304
Spire, Inc.	12,448	794,929
		10,051,848
Total Common Stocks (Cost $513,602,371)		587,602,786

SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82% (c)(d)	325,485	325,485
Total Short-Term Investments (Cost $325,485)		325,485
Total Investments in Securities (Cost $513,927,856)		587,928,271

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 12/20/24	240	26,503,200	25,956

*	Non-income producing security.
(a)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(b)	All or a portion of this security is on loan. Securities on loan were valued at $310,079.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended October 31, 2024. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2023, and/or Value at October 31, 2024, columns means either the issuer was not held or not held as an affiliate at the beginning of the period and is no longer held at period end or the issuer is held at period end but is no longer an affiliate.
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Transportation 0.0%
Daseke, Inc.	$—	$—	($2,010,926 )	$173,675	$734,977	$—	—	$—
See financial notes
24
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Equity Fund
Portfolio Holdings  as of October 31, 2024 (continued)

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$567,751,563	$—	$—	$567,751,563
Health Care Equipment & Services	19,851,223	—	0 *	19,851,223
Short-Term Investments[1]	325,485	—	—	325,485
Futures Contracts[2]	25,956	—	—	25,956
Total	$587,954,227	$—	$0	$587,954,227

*	Level 3 amount shown includes securities determined to have no value at October 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Active Equity Funds | Annual Holdings and Financial Statements
25

Schwab Small-Cap Equity Fund
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - unaffiliated issuers (cost $513,927,856) including securities on loan of $310,079		$587,928,271
Cash		31,417,814
Deposit with broker for futures contracts		1,824,000
Receivables:
Fund shares sold		238,793
Investments sold		203,518
Dividends		148,348
Income from securities on loan		542
Prepaid expenses	+	13,203
Total assets		621,774,489

Liabilities
Collateral held for securities on loan		325,485
Payables:
Variation margin on futures contracts		464,400
Investment adviser and administrator fees		430,478
Shareholder service fees		130,433
Fund shares redeemed		125,034
Investments bought		113,116
Accrued expenses	+	105,749
Total liabilities		1,694,695
Net assets		$620,079,794

Net Assets by Source
Capital received from investors		$469,822,825
Total distributable earnings	+	150,256,969
Net assets		$620,079,794

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$620,079,794		28,377,707		$21.85

See financial notes
26
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Equity Fund
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $11,436)		$7,351,662
Other Interest		735,352
Securities on loan, net	+	19,685
Total investment income		8,106,699

Expenses
Investment adviser and administrator fees		4,711,320
Shareholder service fees		1,427,080
Portfolio accounting fees		52,660
Professional fees		36,160
Registration fees		29,353
Shareholder reports		24,770
Custodian fees		9,463
Independent trustees’ fees		7,023
Transfer agent fees		2,834
Other expenses	+	5,906
Total expenses	–	6,306,569
Net investment income		1,800,130

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		173,675
Net realized gains on sales of securities - unaffiliated issuers		75,576,719
Net realized gains on futures contracts	+	2,105,691
Net realized gains		77,856,085
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		734,977
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		70,707,969
Net change in unrealized appreciation (depreciation) on futures contracts	+	1,554,336
Net change in unrealized appreciation (depreciation)	+	72,997,282
Net realized and unrealized gains		150,853,367
Increase in net assets resulting from operations		$152,653,497
See financial notes
Schwab Active Equity Funds | Annual Holdings and Financial Statements
27

Schwab Small-Cap Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$1,800,130	$1,941,138
Net realized gains (losses)		77,856,085	(2,205,373)
Net change in unrealized appreciation (depreciation)	+	72,997,282	(16,397,779)
Increase (decrease) in net assets resulting from operations		$152,653,497	($16,662,014 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($2,107,396 )	($48,159,983 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,757,497	$57,435,040	2,298,167	$40,190,557
Shares reinvested		82,244	1,578,256	2,100,068	36,121,156
Shares redeemed	+	(3,507,338)	(71,759,542)	(4,004,689)	(71,810,121)
Net transactions in fund shares		(667,597)	($12,746,246 )	393,546	$4,501,592

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		29,045,304	$482,279,939	28,651,758	$542,600,344
Total increase (decrease)	+	(667,597)	137,799,855	393,546	(60,320,405)
End of period		28,377,707	$620,079,794	29,045,304	$482,279,939
See financial notes
28
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Health Care Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$24.05	$26.08	$30.58	$26.27	$25.08
Income (loss) from investment operations:
Net investment income (loss)[1]	0.17	0.20	0.20	0.21	0.26
Net realized and unrealized gains (losses)	4.00	(1.14)	(1.13)	7.09	2.11
Total from investment operations	4.17	(0.94)	(0.93)	7.30	2.37
Less distributions:
Distributions from net investment income	(0.22)	(0.19)	(0.23)	(0.23)	(0.29)
Distributions from net realized gains	(0.69)	(0.90)	(3.34)	(2.76)	(0.89)
Total distributions	(0.91)	(1.09)	(3.57)	(2.99)	(1.18)
Net asset value at end of period	$27.31	$24.05	$26.08	$30.58	$26.27
Total return	17.67%	(4.04%)	(3.82%)	30.02%	9.57%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	N/A	0.79%[2]	0.80%[2]	0.80%	0.80%
Total expenses	0.79%	0.79%[2]	0.80%[2]	0.80%	0.80%
Net investment income (loss)	0.62%	0.79%	0.76%	0.76%	1.01%
Portfolio turnover rate	64%	53%	59%	70%	73%
Net assets, end of period (x 1,000)	$791,539	$733,285	$829,028	$901,637	$745,705

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Active Equity Funds | Annual Holdings and Financial Statements
29

Schwab Health Care Fund
Portfolio Holdings  as of October 31, 2024

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Australia 0.2%
CSL Ltd.	8,221	1,543,535

Belgium 0.3%
UCB SA	14,036	2,702,610

China 0.3%
Akeso, Inc. *	110,000	886,594
Hansoh Pharmaceutical Group Co. Ltd.	578,000	1,347,636
Livzon Pharmaceutical Group, Inc., H Shares	120,000	404,094
		2,638,324

Denmark 4.4%
ALK-Abello AS *	94,892	2,221,934
Novo Nordisk AS, Class B	294,281	33,008,025
		35,229,959

France 0.2%
BioMerieux	10,401	1,164,115
Sanofi SA	5,926	626,259
		1,790,374

Germany 0.1%
Merck KGaA	7,231	1,195,467

Hong Kong 0.2%
United Laboratories International Holdings Ltd.	884,000	1,199,931

Ireland 3.7%
Jazz Pharmaceuticals PLC *	55,003	6,051,980
Medtronic PLC	264,525	23,608,856
		29,660,836

Italy 0.3%
Recordati Industria Chimica e Farmaceutica SpA	35,927	2,038,427

Japan 4.2%
Daiichi Sankyo Co. Ltd.	261,800	8,521,123
Hoya Corp.	82,000	10,971,105
Otsuka Holdings Co. Ltd.	71,000	4,289,162
Santen Pharmaceutical Co. Ltd.	615,000	7,354,692
Terumo Corp.	90,600	1,725,504
		32,861,586

Republic of Korea 1.2%
Classys, Inc.	42,910	1,565,734
Hanmi Pharm Co. Ltd.	14,548	3,358,211
Hugel, Inc. *	12,000	2,360,410
Samsung Biologics Co. Ltd. *	2,794	2,020,733
		9,305,088

SECURITY	NUMBER OF SHARES	VALUE ($)
Sweden 0.1%
Camurus AB *	9,873	555,200

Switzerland 5.0%
Novartis AG	255,054	27,674,953
Roche Holding AG	37,580	11,646,171
		39,321,124

United Kingdom 3.7%
AstraZeneca PLC	107,443	15,288,450
GSK PLC	796,124	14,376,865
		29,665,315

United States 75.8%
Abbott Laboratories	175,290	19,872,627
AbbVie, Inc.	179,634	36,621,984
Addus HomeCare Corp. *	19,831	2,467,373
ADMA Biologics, Inc. *	150,931	2,461,685
Amgen, Inc.	83,594	26,763,455
ANI Pharmaceuticals, Inc. *	59,670	3,415,809
Becton Dickinson & Co.	88,748	20,730,645
Boston Scientific Corp. *	142,647	11,985,201
Bristol-Myers Squibb Co.	39,468	2,201,130
Bruker Corp.	31,619	1,789,952
Cardinal Health, Inc.	44,968	4,879,927
Cencora, Inc.	35,586	8,116,455
Cigna Group	62,052	19,534,590
Danaher Corp.	20,723	5,090,812
DaVita, Inc. *	29,638	4,143,689
Elevance Health, Inc.	14,908	6,049,070
Eli Lilly & Co.	95,696	79,402,799
Ensign Group, Inc.	9,054	1,403,279
Gilead Sciences, Inc.	315,029	27,980,876
Halozyme Therapeutics, Inc. *	100,800	5,097,456
HCA Healthcare, Inc.	26,131	9,374,235
Hologic, Inc. *	102,864	8,318,612
IDEXX Laboratories, Inc. *	8,426	3,428,708
Intuitive Surgical, Inc. *	7,152	3,603,464
IQVIA Holdings, Inc. *	90,243	18,573,814
Johnson & Johnson	166,885	26,678,236
LeMaitre Vascular, Inc.	9,925	877,271
LivaNova PLC *	14,400	743,328
McKesson Corp.	16,273	8,146,101
Merck & Co., Inc.	311,642	31,887,209
Merit Medical Systems, Inc. *	79,289	7,822,653
Mettler-Toledo International, Inc. *	4,472	5,776,706
Neurocrine Biosciences, Inc. *	33,960	4,084,369
Pfizer, Inc.	186,527	5,278,714
Prestige Consumer Healthcare, Inc. *	48,590	3,583,513
QIAGEN NV *	114,592	4,824,323
Regeneron Pharmaceuticals, Inc. *	23,555	19,743,801
Revvity, Inc.	34,570	4,099,656
Stryker Corp.	78,082	27,819,055
Teleflex, Inc.	8,301	1,668,999
Thermo Fisher Scientific, Inc.	44,933	24,547,797
Twist Bioscience Corp. *	47,813	1,929,733
United Therapeutics Corp. *	22,117	8,271,094
UnitedHealth Group, Inc.	72,859	41,128,906
Universal Health Services, Inc., Class B	24,275	4,959,625
Veeva Systems, Inc., Class A *	19,927	4,161,355
See financial notes
30
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Health Care Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Vertex Pharmaceuticals, Inc. *	59,499	28,320,334
		599,660,425
Total Common Stocks (Cost $516,472,804)		789,368,201
Total Investments in Securities (Cost $516,472,804)		789,368,201

*	Non-income producing security.

% OF NET ASSETS
INDUSTRY WEIGHTINGS
Pharmaceuticals	37.4%
Biotechnology	21.0%
Health Care Equipment	16.0%
Life Sciences Tools & Services	8.4%
Managed Health Care	6.0%
% OF NET ASSETS
Health Care Services	3.3%
Health Care Distributors	2.7%
Health Care Supplies	2.4%
Health Care Facilities	2.0%
Other(a)	0.5%
Total	99.7%

(a)	Includes holdings within industries that are less than 1.0% of net assets.

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$629,321,261	$—	$—	$629,321,261
Australia	—	1,543,535	—	1,543,535
Belgium	—	2,702,610	—	2,702,610
China	—	2,638,324	—	2,638,324
Denmark	—	35,229,959	—	35,229,959
France	—	1,790,374	—	1,790,374
Germany	—	1,195,467	—	1,195,467
Hong Kong	—	1,199,931	—	1,199,931
Italy	—	2,038,427	—	2,038,427
Japan	—	32,861,586	—	32,861,586
Republic of Korea	—	9,305,088	—	9,305,088
Sweden	—	555,200	—	555,200
Switzerland	—	39,321,124	—	39,321,124
United Kingdom	—	29,665,315	—	29,665,315
Total	$629,321,261	$160,046,940	$—	$789,368,201

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Active Equity Funds | Annual Holdings and Financial Statements
31

Schwab Health Care Fund
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - unaffiliated issuers (cost $516,472,804)		$789,368,201
Cash		1,496,441
Foreign currency, at value (cost $92)		93
Receivables:
Investments sold		9,025,938
Foreign tax reclaims		1,173,841
Dividends		588,900
Fund shares sold		87,277
Prepaid expenses	+	15,230
Total assets		801,755,921

Liabilities
Payables:
Investments bought		8,565,846
Fund shares redeemed		995,078
Investment adviser and administrator fees		370,434
Shareholder service fees		163,800
Accrued expenses	+	121,415
Total liabilities		10,216,573
Net assets		$791,539,348

Net Assets by Source
Capital received from investors		$457,734,568
Total distributable earnings	+	333,804,780
Net assets		$791,539,348

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$791,539,348		28,987,004		$27.31

See financial notes
32
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Health Care Fund
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $352,096)		$11,349,274
Other Interest	+	22,845
Total investment income		11,372,119

Expenses
Investment adviser and administrator fees		4,288,555
Shareholder service fees		1,878,912
Portfolio accounting fees		55,606
Shareholder reports		42,827
Professional fees		33,763
Registration fees		29,747
Independent trustees’ fees		7,475
Transfer agent fees		5,301
Other expenses	+	13,238
Total expenses	–	6,355,424
Net investment income		5,016,695

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		57,795,932
Net realized gains on foreign currency transactions	+	76,107
Net realized gains		57,872,039
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		64,222,946
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	22,549
Net change in unrealized appreciation (depreciation)	+	64,245,495
Net realized and unrealized gains		122,117,534
Increase in net assets resulting from operations		$127,134,229
See financial notes
Schwab Active Equity Funds | Annual Holdings and Financial Statements
33

Schwab Health Care Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$5,016,695	$6,396,150
Net realized gains		57,872,039	21,281,179
Net change in unrealized appreciation (depreciation)	+	64,245,495	(58,022,517)
Increase (decrease) in net assets resulting from operations		$127,134,229	($30,345,188 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($27,546,281 )	($34,603,137 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,798,834	$49,025,672	1,914,250	$49,354,082
Shares reinvested		936,699	23,623,551	1,116,087	30,056,232
Shares redeemed	+	(4,236,872)	(113,983,157)	(4,324,885)	(110,204,717)
Net transactions in fund shares		(1,501,339)	($41,333,934 )	(1,294,548)	($30,794,403 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		30,488,343	$733,285,334	31,782,891	$829,028,062
Total increase (decrease)	+	(1,501,339)	58,254,014	(1,294,548)	(95,742,728)
End of period		28,987,004	$791,539,348	30,488,343	$733,285,334
See financial notes
34
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab International Core Equity Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$9.84	$8.71	$11.55	$9.11	$10.04
Income (loss) from investment operations:
Net investment income (loss)[1]	0.26	0.27	0.34	0.21	0.14
Net realized and unrealized gains (losses)	2.27	1.18	(2.86)	2.34	(0.71)
Total from investment operations	2.53	1.45	(2.52)	2.55	(0.57)
Less distributions:
Distributions from net investment income	(0.29)	(0.32)	(0.32)	(0.11)	(0.36)
Net asset value at end of period	$12.08	$9.84	$8.71	$11.55	$9.11
Total return	26.12%	16.74%	(22.40%)	28.12%	(6.01%)
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.86%	0.86%	0.86%[2]	0.86%	0.86%
Total expenses	0.87%	0.87%	0.89%[2]	0.86%	0.88%
Net investment income (loss)	2.20%	2.65%	3.40%	1.93%	1.51%
Portfolio turnover rate	64%	62%	94%	103%	97%
Net assets, end of period (x 1,000)	$611,077	$511,144	$507,380	$692,619	$664,487

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Active Equity Funds | Annual Holdings and Financial Statements
35

Schwab International Core Equity Fund
Portfolio Holdings  as of October 31, 2024

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.1% OF NET ASSETS

Australia 7.0%
AGL Energy Ltd.	958,679	6,582,300
ANZ Group Holdings Ltd.	206,416	4,206,862
Aristocrat Leisure Ltd.	30,594	1,231,091
BHP Group Ltd.	167,183	4,644,772
Commonwealth Bank of Australia	40,263	3,755,504
Fortescue Ltd.	93,474	1,170,561
JB Hi-Fi Ltd.	119,213	6,397,238
Macquarie Group Ltd.	26,435	4,000,839
National Australia Bank Ltd.	108,648	2,753,697
Northern Star Resources Ltd.	229,848	2,667,246
Technology One Ltd.	110,762	1,765,324
Telstra Group Ltd.	619,517	1,550,913
Westpac Banking Corp.	110,000	2,310,197
		43,036,544

Austria 0.2%
Erste Group Bank AG	23,066	1,304,744

Belgium 0.8%
Colruyt Group NV	104,599	4,881,057

Brazil 0.4%
Vale SA	209,700	2,251,204

Canada 1.6%
Cenovus Energy, Inc.	102,000	1,640,234
CGI, Inc. *	36,109	4,000,037
Constellation Software, Inc.	300	904,738
Suncor Energy, Inc.	79,500	3,001,056
		9,546,065

China 2.0%
China Hongqiao Group Ltd.	1,936,000	3,110,561
NetEase, Inc.	6,000	96,533
PetroChina Co. Ltd., H Shares	2,552,000	1,916,333
Tencent Holdings Ltd.	138,100	7,200,822
		12,324,249

Denmark 4.9%
Novo Nordisk AS, Class B	187,415	21,021,401
Pandora AS	26,176	3,957,710
Rockwool AS, B Shares	11,992	5,189,539
		30,168,650

Finland 0.3%
Nordea Bank Abp	144,421	1,689,972

France 9.4%
BNP Paribas SA	84,282	5,755,953
Christian Dior SE	2,520	1,566,942
Cie de Saint-Gobain SA	106,658	9,672,270
Cie Generale des Etablissements Michelin SCA	214,489	7,248,764
Eiffage SA	41,486	3,861,253
Engie SA	390,931	6,552,594
Ipsen SA	45,406	5,535,327
SECURITY	NUMBER OF SHARES	VALUE ($)
Klepierre SA *	36,162	1,156,157
La Francaise des Jeux SAEM	60,741	2,596,389
LVMH Moet Hennessy Louis Vuitton SE	9,416	6,268,423
Sanofi SA	15,626	1,651,352
Schneider Electric SE	6,356	1,646,513
Societe Generale SA	127,605	3,665,002
		57,176,939

Germany 9.7%
Allianz SE	22,534	7,093,820
Deutsche Post AG	125,677	5,048,385
Deutsche Telekom AG	384,295	11,618,587
Heidelberg Materials AG	75,612	8,327,835
Henkel AG & Co. KGaA	108,648	8,473,639
Mercedes-Benz Group AG	11,987	728,218
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,813	3,484,033
SAP SE	55,595	12,980,592
Vonovia SE	50,300	1,649,123
		59,404,232

Hong Kong 0.4%
Jardine Matheson Holdings Ltd.	63,600	2,448,600

Israel 0.3%
Check Point Software Technologies Ltd. *	9,900	1,714,779

Italy 3.1%
Buzzi SpA	30,824	1,207,615
Enel SpA	1,516,129	11,498,433
Generali	61,244	1,698,063
UniCredit SpA	60,579	2,679,965
Unipol Gruppo SpA	169,469	2,106,158
		19,190,234

Japan 18.9%
ABC-Mart, Inc.	135,200	2,649,080
Asics Corp.	100,200	1,750,183
Dai-ichi Life Holdings, Inc.	69,000	1,720,191
Daiichi Sankyo Co. Ltd.	67,900	2,210,024
Disco Corp.	8,100	2,304,730
Fast Retailing Co. Ltd.	10,300	3,293,131
Fujikura Ltd.	61,800	2,271,350
Hitachi Ltd.	282,000	7,085,210
Hoya Corp.	57,603	7,706,934
Japan Exchange Group, Inc.	280,200	3,284,241
Japan Post Insurance Co. Ltd.	49,100	809,080
Japan Tobacco, Inc.	153,900	4,296,496
Kansai Electric Power Co., Inc.	106,300	1,704,741
KDDI Corp.	75,100	2,341,572
Konami Group Corp.	27,900	2,557,309
Lasertec Corp.	11,000	1,492,652
Makita Corp.	233,100	7,611,153
Mitsubishi UFJ Financial Group, Inc.	456,100	4,807,401
Mitsui Fudosan Co. Ltd.	399,000	3,404,407
Nintendo Co. Ltd.	23,900	1,262,469
Nomura Holdings, Inc.	457,800	2,347,554
Oracle Corp.	21,800	2,085,456
ORIX Corp.	328,000	6,910,918
Otsuka Holdings Co. Ltd.	20,400	1,232,379
Persol Holdings Co. Ltd.	1,249,600	2,098,745
Recruit Holdings Co. Ltd.	140,400	8,573,178
See financial notes
36
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab International Core Equity Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Santen Pharmaceutical Co. Ltd.	106,100	1,268,834
Shimamura Co. Ltd.	15,000	772,139
Sompo Holdings, Inc.	72,200	1,547,901
Sony Group Corp.	374,500	6,590,269
Sumitomo Mitsui Financial Group, Inc.	468,300	9,934,764
Tokio Marine Holdings, Inc.	89,000	3,205,436
Tokyo Electron Ltd.	24,600	3,619,962
Toyo Suisan Kaisha Ltd.	16,000	939,901
		115,689,790

Jersey 0.1%
Man Group PLC	150,027	383,948

Netherlands 4.3%
ABN AMRO Bank NV, GDR	133,499	2,206,164
ASML Holding NV	11,639	7,834,572
Koninklijke Ahold Delhaize NV	232,327	7,659,751
Wolters Kluwer NV	51,258	8,615,628
		26,316,115

Republic of Korea 1.1%
Kia Corp.	49,750	3,289,913
SK Hynix, Inc.	23,950	3,135,386
		6,425,299

Singapore 1.0%
Yangzijiang Shipbuilding Holdings Ltd.	3,059,000	5,943,010

Spain 4.3%
Aena SME SA	16,412	3,637,229
Banco Bilbao Vizcaya Argentaria SA	249,581	2,484,497
Banco Santander SA	1,078,329	5,268,058
Endesa SA	85,195	1,838,598
Industria de Diseno Textil SA (a)	207,187	11,812,693
International Consolidated Airlines Group SA	481,944	1,312,718
		26,353,793

Sweden 2.7%
Atlas Copco AB, A Shares	237,205	3,914,691
Investor AB, B Shares	67,688	1,915,845
SSAB AB, A Shares	329,970	1,587,630
Telefonaktiebolaget LM Ericsson, B Shares	605,688	5,078,153
Volvo AB, B Shares	158,992	4,141,235
		16,637,554

Switzerland 9.1%
ABB Ltd.	187,833	10,438,086
Holcim AG *	98,590	9,681,604
Logitech International SA	30,047	2,460,301
Nestle SA	27,145	2,565,002
Novartis AG	136,743	14,837,470
Roche Holding AG	39,863	12,353,680
UBS Group AG	103,535	3,166,927
		55,503,070

SECURITY	NUMBER OF SHARES	VALUE ($)
Taiwan 1.5%
MediaTek, Inc.	92,000	3,581,391
Taiwan Semiconductor Manufacturing Co. Ltd.	184,000	5,770,145
		9,351,536

United Kingdom 15.0%
AstraZeneca PLC	44,965	6,398,231
Barclays PLC	1,922,630	5,893,830
British American Tobacco PLC	32,835	1,148,211
Centrica PLC	1,842,241	2,788,748
Games Workshop Group PLC	28,587	4,418,929
GSK PLC	454,815	8,213,311
Hikma Pharmaceuticals PLC	46,146	1,105,187
Howden Joinery Group PLC	122,393	1,331,649
HSBC Holdings PLC	836,945	7,681,498
Imperial Brands PLC	305,030	9,205,207
Investec PLC	213,214	1,635,827
Legal & General Group PLC	700,177	1,963,915
Marks & Spencer Group PLC	920,048	4,463,976
NatWest Group PLC	597,172	2,829,551
Next PLC	50,726	6,417,578
RELX PLC	53,815	2,467,939
Rightmove PLC	198,845	1,514,118
Rio Tinto PLC	18,535	1,197,880
Shell PLC	339,996	11,351,560
Unilever PLC	127,146	7,756,168
Vodafone Group PLC	2,146,714	1,996,263
		91,779,576
Total Common Stocks (Cost $482,752,049)		599,520,960

SHORT-TERM INVESTMENTS 2.8% OF NET ASSETS

Money Market Funds 2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82% (b)	6,010,672	6,010,672
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82% (b)(c)	10,784,960	10,784,960
		16,795,632
Total Short-Term Investments (Cost $16,795,632)		16,795,632
Total Investments in Securities (Cost $499,547,681)		616,316,592

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $10,034,577.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

GDR —	Global Depositary Receipt

See financial notes
Schwab Active Equity Funds | Annual Holdings and Financial Statements
37

Schwab International Core Equity Fund
Portfolio Holdings  as of October 31, 2024 (continued)

% OF NET ASSETS
SECTOR WEIGHTINGS
Financials	19.1%
Industrials	15.9%
Health Care	13.7%
Consumer Discretionary	11.6%
Information Technology	9.6%
Consumer Staples	8.4%
% OF NET ASSETS
Materials	5.9%
Utilities	5.1%
Communication Services	4.9%
Energy	2.9%
Real Estate	1.0%
Short-Term Investments	2.8%
Total	100.9%

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$401,179,332	$—	$401,179,332
Belgium	4,881,057	—	—	4,881,057
Brazil	2,251,204	—	—	2,251,204
Canada	9,546,065	—	—	9,546,065
Germany	8,473,639	50,930,593	—	59,404,232
Hong Kong	2,448,600	—	—	2,448,600
Israel	1,714,779	—	—	1,714,779
Netherlands	7,659,751	18,656,364	—	26,316,115
United Kingdom	1,635,827	90,143,749	—	91,779,576
Short-Term Investments[1]	16,795,632	—	—	16,795,632
Total	$55,406,554	$560,910,038	$—	$616,316,592

[1]	As categorized in the Portfolio Holdings.
See financial notes
38
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab International Core Equity Fund
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - unaffiliated issuers (cost $499,547,681) including securities on loan of $10,034,577		$616,316,592
Foreign currency, at value (cost $1,306,686)		1,291,634
Receivables:
Investments sold		7,838,121
Foreign tax reclaims		1,187,037
Dividends		1,127,439
Fund shares sold		589,041
Income from securities on loan		2,049
Prepaid expenses	+	12,719
Total assets		628,364,632

Liabilities
Collateral held for securities on loan		10,784,960
Payables:
Investments bought		5,803,434
Investment adviser and administrator fees		286,876
Shareholder service fees		123,797
Fund shares redeemed		102,169
Accrued expenses	+	186,850
Total liabilities		17,288,086
Net assets		$611,076,546

Net Assets by Source
Capital received from investors		$539,693,692
Total distributable earnings	+	71,382,854
Net assets		$611,076,546

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$611,076,546		50,579,766		$12.08

See financial notes
Schwab Active Equity Funds | Annual Holdings and Financial Statements
39

Schwab International Core Equity Fund
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $1,723,561)		$18,144,811
IRS compliance fee for foreign withholding tax claims		10,084
Securities on loan, net	+	47,435
Total investment income		18,202,330

Expenses
Investment adviser and administrator fees		3,451,143
Shareholder service fees		1,463,258
Portfolio accounting fees		81,042
Professional fees		59,441 [1]
Custodian fees		58,054
Registration fees		25,010
Shareholder reports		18,976
Transfer agent fees		15,157
Independent trustees’ fees		7,055
Other expenses	+	17,751
Total expenses		5,196,887
Expense reduction	–	79,009 [1]
Net expenses	–	5,117,878
Net investment income		13,084,452

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		48,534,127
Net realized gains on foreign currency transactions	+	13,885
Net realized gains		48,548,012
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		69,214,930
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(16,717)
Net change in unrealized appreciation (depreciation)	+	69,198,213
Net realized and unrealized gains		117,746,225
Increase in net assets resulting from operations		$130,830,677

[1]
Includes professional fees of $18,235 associated with the filing of foreign withholding tax claims in the European Union. Fees are deemed to be non-contingent and non-routine expenses of the fund (see financial notes 2(d) and 4 for additional information).

See financial notes
40
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab International Core Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$13,084,452	$14,362,950
Net realized gains		48,548,012	5,351,934
Net change in unrealized appreciation (depreciation)	+	69,198,213	65,333,356
Increase in net assets resulting from operations		$130,830,677	$85,048,240

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($14,962,629 )	($18,031,388 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,780,391	$44,409,332	1,846,614	$18,701,524
Shares reinvested		1,254,919	13,302,138	1,694,173	16,162,412
Shares redeemed	+	(6,395,731)	(73,647,131)	(9,868,515)	(98,116,676)
Net transactions in fund shares		(1,360,421)	($15,935,661 )	(6,327,728)	($63,252,740 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		51,940,187	$511,144,159	58,267,915	$507,380,047
Total increase (decrease)	+	(1,360,421)	99,932,387	(6,327,728)	3,764,112
End of period		50,579,766	$611,076,546	51,940,187	$511,144,159
See financial notes
Schwab Active Equity Funds | Annual Holdings and Financial Statements
41

Schwab Active Equity Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST
Schwab Core Equity Fund	Schwab Target 2045 Fund
Schwab Dividend Equity Fund	Schwab Target 2050 Fund
Schwab Large-Cap Growth Fund	Schwab Target 2055 Fund
Schwab Small-Cap Equity Fund	Schwab Target 2060 Fund
Schwab Health Care Fund	Schwab Target 2065 Fund
Schwab International Core Equity Fund	Schwab Fundamental U.S. Large Company Index Fund
Schwab S&P 500 Index Fund	Schwab Fundamental U.S. Small Company Index Fund
Schwab Small-Cap Index Fund	Schwab Fundamental International Equity Index Fund
Schwab Total Stock Market Index Fund	Schwab Fundamental International Small Equity Index Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Fundamental Emerging Markets Equity Index Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Fundamental Global Real Estate Index Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Target 2010 Index Fund
Schwab International Index Fund	Schwab Target 2015 Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Target 2020 Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Target 2025 Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2030 Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2035 Index Fund
Schwab International Opportunities Fund	Schwab Target 2040 Index Fund
Schwab Balanced Fund	Schwab Target 2045 Index Fund
Schwab Target 2010 Fund	Schwab Target 2050 Index Fund
Schwab Target 2015 Fund	Schwab Target 2055 Index Fund
Schwab Target 2020 Fund	Schwab Target 2060 Index Fund
Schwab Target 2025 Fund	Schwab Target 2065 Index Fund
Schwab Target 2030 Fund	Schwab Monthly Income Fund - Target Payout
Schwab Target 2035 Fund	Schwab Monthly Income Fund - Flexible Payout
Schwab Target 2040 Fund	Schwab Monthly Income Fund - Income Payout
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab Core Equity Fund seeks long-term capital growth.

The Schwab Dividend Equity Fund seeks current income and capital appreciation.

The Schwab Large-Cap Growth Fund seeks long-term capital growth.

The Schwab Small-Cap Equity Fund seeks long-term capital growth.

The Schwab Health Care Fund seeks long-term capital growth.

The Schwab International Core Equity Fund seeks long-term capital growth.
42
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Active Equity Funds
Financial Notes (continued)

 2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in mutual funds and exchange-traded funds (ETFs), which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the
Schwab Active Equity Funds | Annual Holdings and Financial Statements
43

Schwab Active Equity Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of a fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of October 31, 2024, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank.  Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities
44
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Active Equity Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of October 31, 2024, Schwab Small-Cap Equity Fund and Schwab International Core Equity Fund had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of October 31, 2024, are disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Cash Investments: The funds, except for Schwab Core Equity Fund and Schwab International Core Equity Fund, may invest a portion of their assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the funds.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The Schwab Dividend Equity Fund, Schwab Health Care Fund and Schwab International Core Equity Fund may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails.  These cash penalties are included in net realized gains (losses) on sales of securities in each fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations, if any, in each fund’s Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
Schwab Active Equity Funds | Annual Holdings and Financial Statements
45

Schwab Active Equity Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend date is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The Schwab International Core Equity Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. The professional fees related to European Union foreign withholding tax claims are non-contingent and non-routine fees which are subject to repayment to the investment adviser (see financial note 4 for additional information).
For U.S. income tax purposes, European Union reclaims received reduce the amounts of foreign taxes that the fund passes through to its shareholders. If European Union reclaims received exceed foreign withholding taxes paid, the Schwab International Core Equity Fund will evaluate the requirements for entering into a closing agreement with the Internal Revenue Service (IRS) to address any prior years’ U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. During the period ended October 31, 2024, the Schwab International Core Equity Fund filed a closing agreement with the IRS and it has been accepted by the IRS. With the acceptance of the closing agreement, the Schwab International Core Equity Fund made the final payment to the IRS. There was a difference between the original estimate and the final compliance fee due to the IRS. The difference has been recorded as IRS compliance fee for foreign withholding tax claims in the fund’s Statement of Operations.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds make distributions from net investment income, if any, once a year, with the exception of the Schwab Dividend Equity Fund which typically pays quarterly distributions. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
46
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Active Equity Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in each fund’s Statement of Operations. Foreign taxes accrued as of October 31, 2024, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Management Risk. The investment techniques, risk analyses and portfolio optimization process the investment adviser may use in constructing the fund’s portfolio do not assure successful investment outcomes. Securities selected with the assistance of the investment process may be negatively impacted by factors or events not foreseen in developing the process. The portfolio optimization process and Schwab Equity Ratings and Schwab Equity International Ratings may not adequately take into account certain factors or may rely on inaccurate data inputs, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs. The fund’s investment adviser may make investment decisions using historical information that may not produce the desired results in the future. As a result, a fund may have a lower return than if it were managed using another process or strategy.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Growth Investing Risk. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Schwab Active Equity Funds | Annual Holdings and Financial Statements
47

Schwab Active Equity Funds
Financial Notes (continued)

3. Risk Factors (continued):
Dividend Paying Stock Risk. To the extent that a fund invests in dividend paying stocks, the fund’s performance will correlate with the performance of the dividend paying stock segment of the stock market, and the fund may underperform funds that do not limit their investments to dividend paying stocks. If stocks held by a fund reduce or stop paying dividends, the fund’s ability to generate income may be affected.
Derivatives Risk. The principal type of derivative used by a fund is a futures contract. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC), could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, market risk and management risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, counterparty risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Counterparty risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested. The fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Exchange-Traded Fund (ETF) Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
REITs Risk. A fund’s investments in real estate investment trusts (REITs) will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks; for example, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences on a fund. In addition, REITs have their own expenses, and a fund will bear a proportionate share of those expenses.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers.  These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities may also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs), which may be less liquid than the underlying shares in their primary trading market, and GDRs in particular, many of which are issued by companies in emerging markets, may be more volatile. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
48
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Active Equity Funds
Financial Notes (continued)

3. Risk Factors (continued):
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Concentration Risk. The investments of certain funds are concentrated in issuers doing business in the same sector, and therefore, the companies in which a fund invests will be affected by many of the same factors, such as legislative or regulatory changes, intense competition for market share and other competitive challenges. In addition, a fund is subject to the risks that stocks of these companies may underperform other segments of the equity market or stock market as a whole and are likely to have above-average volatility.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Portfolio Turnover Risk. The funds buy and sell portfolio securities actively. This may cause a fund’s portfolio turnover rate and transaction costs to rise, which may lower a fund’s performance and may increase the likelihood of capital gains distributions.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to the Investment Advisory and Administration Agreement between the investment adviser and the each fund.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
% OF AVERAGE DAILY NET ASSETS	SCHWAB CORE EQUITY FUND	SCHWAB DIVIDEND EQUITY FUND	SCHWAB LARGE-CAP GROWTH FUND	SCHWAB SMALL-CAP EQUITY FUND	SCHWAB INTERNATIONAL CORE EQUITY FUND
Flat rate	0.47%	0.62%	0.72%	0.81%	0.58%

% OF AVERAGE DAILY NET ASSETS	SCHWAB HEALTH CARE FUND
First $500 million	0.54%
$500 million to $1 billion	0.515%
Over $1 billion	0.49%
For the period ended October 31, 2024, the aggregate advisory fee paid to the investment adviser by the Schwab Health Care Fund was 0.53%, as a percentage of the fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Schwab Active Equity Funds | Annual Holdings and Financial Statements
49

Schwab Active Equity Funds
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
The investment adviser and its affiliates have made an additional agreement with the funds, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation). The below expense limitation also excludes paying acquired fund fees and expenses, which are indirect expenses incurred by the funds through their investments in underlying funds. Acquired fund fees and expenses are reflected in the net asset values of the underlying funds. The expense limitation as a percentage of average daily net assets is as follows:
SCHWAB CORE EQUITY FUND	SCHWAB DIVIDEND EQUITY FUND	SCHWAB LARGE-CAP GROWTH FUND	SCHWAB SMALL-CAP EQUITY FUND	SCHWAB HEALTH CARE FUND	SCHWAB INTERNATIONAL CORE EQUITY FUND
0.75%	0.89%	0.99%	1.12%	0.82%	0.86%
Investments from Affiliates
Funds in the Fund Complex may own shares of other funds in the Fund Complex.  The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of October 31, 2024, as applicable:
UNDERLYING FUNDS
	SCHWAB CORE EQUITY FUND	SCHWAB SMALL-CAP EQUITY FUND	SCHWAB INTERNATIONAL CORE EQUITY FUND
Schwab Balanced Fund	12.8%	9.7%	— %
Schwab Target 2010 Fund	0.0%*	0.1%	0.2%
Schwab Target 2015 Fund	0.1%	0.1%	0.3%
Schwab Target 2020 Fund	0.4%	0.9%	2.0%
Schwab Target 2025 Fund	0.7%	1.4%	3.5%
Schwab Target 2030 Fund	2.2%	4.4%	10.1%
Schwab Target 2035 Fund	1.6%	3.4%	7.3%
Schwab Target 2040 Fund	3.3%	7.8%	16.0%
Schwab Target 2045 Fund	0.9%	2.3%	4.5%
Schwab Target 2050 Fund	1.0%	2.6%	4.9%
Schwab Target 2055 Fund	0.7%	2.0%	3.5%
Schwab Target 2060 Fund	0.3%	0.8%	1.4%
Schwab Target 2065 Fund	0.1%	0.2%	0.4%

*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to European Union foreign withholding tax claims discussed in financial note 2(d) are non-contingent and non-routine expenses. The investment adviser agreed to pay these professional fees, on behalf of the Schwab International Core Equity Fund, subject to reimbursement by the fund to the investment adviser to the extent the fund is able to successfully recover tax claims in the future.
For the period ended October 31, 2024, the professional fees incurred by the Schwab International Core Equity Fund and paid by the investment adviser were $18,235, as shown as Professional fees in the fund’s Statement of Operations.
50
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Active Equity Funds
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
During the period ended October 31, 2024, the Schwab International Core Equity Fund did not recover any previously withheld foreign taxes and made no reimbursement to the investment adviser.
As of October 31, 2024, the balance of professional fees related to foreign withholding tax claims subject to future reimbursement by the Schwab International Core Equity Fund to the investment adviser was $20,510.
No other amounts for additional foreign withholding tax claims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Transactions
The funds may engage in direct transactions with other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser, trustees and/or officers. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended October 31, 2024, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab Core Equity Fund	$—	$7,972,794	$1,869,967
Schwab Dividend Equity Fund	—	—	—
Schwab Large-Cap Growth Fund	—	—	—
Schwab Small-Cap Equity Fund	—	—	—
Schwab Health Care Fund	—	—	—
Schwab International Core Equity Fund	—	—	—
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 26, 2024. On September 26, 2024, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1.2 billion, maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 26, 2024. On September 26, 2024, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
Schwab Active Equity Funds | Annual Holdings and Financial Statements
51

Schwab Active Equity Funds
Financial Notes (continued)

6. Borrowing from Banks (continued):
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:
Certain funds entered into futures contracts during the report period to equitize available cash. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts.
As of October 31, 2024, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Schwab Large-Cap Growth Fund
Futures Contracts[1]	$47,813	$47,813
Schwab Small-Cap Equity Fund
Futures Contracts[1]	25,956	25,956

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

The effects of the derivative contracts in the Statement of Operations for the period ended October 31, 2024, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab Large-Cap Growth Fund
Futures Contracts[1]	$937,587	$937,587
Schwab Small-Cap Equity Fund
Futures Contracts[1]	2,105,691	2,105,691

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.

Net Change in Unrealized Appreciation (Depreciation)
Schwab Large-Cap Growth Fund
Futures Contracts[1]	$346,797	$346,797
Schwab Small-Cap Equity Fund
Futures Contracts[1]	1,554,336	1,554,336

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended October 31, 2024, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab Core Equity Fund	$—	—
Schwab Dividend Equity Fund	—	—
Schwab Large-Cap Growth Fund	5,195,962	20
Schwab Small-Cap Equity Fund	22,125,631	213
Schwab Health Care Fund	—	—
Schwab International Core Equity Fund	—	—
52
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Active Equity Funds
Financial Notes (continued)

 8. Purchases and Sales of Investment Securities:
For the period ended October 31, 2024, purchases and sales of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Core Equity Fund	$404,784,239	$544,748,288
Schwab Dividend Equity Fund	61,088,788	83,688,765
Schwab Large-Cap Growth Fund	128,069,607	56,497,734
Schwab Small-Cap Equity Fund	591,424,144	613,747,329
Schwab Health Care Fund	512,256,628	572,184,143
Schwab International Core Equity Fund	375,345,113	392,301,020

9. Federal Income Taxes:
As of October 31, 2024, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Core Equity Fund	$821,227,319	$663,863,307	($22,107,319 )	$641,755,988
Schwab Dividend Equity Fund	380,061,118	176,131,106	(8,257,527)	167,873,579
Schwab Large-Cap Growth Fund	212,029,423	247,500,282	(5,091,446)	242,408,836
Schwab Small-Cap Equity Fund	514,638,257	109,866,637	(36,550,667)	73,315,970
Schwab Health Care Fund	517,619,257	280,033,983	(8,285,039)	271,748,944
Schwab International Core Equity Fund	501,533,897	124,065,262	(9,282,567)	114,782,695
The primary differences between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales, the realization for tax purposes of unrealized appreciation or depreciation on futures contracts, the realization for tax purposes of unrealized appreciation on investments in PFICs and partnership investments. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of October 31, 2024, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	NET OTHER UNREALIZED APPRECIATION (DEPRECIATION)	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab Core Equity Fund	$12,843,490	$101,263,803	$641,755,988	$—	$—	$755,863,281
Schwab Dividend Equity Fund	843,475	3,808,783	167,873,579	16,535	—	172,542,372
Schwab Large-Cap Growth Fund	—	561,958	242,408,836	—	(824,993)	242,145,801
Schwab Small-Cap Equity Fund	12,957,121	63,983,878	73,315,970	—	—	150,256,969
Schwab Health Care Fund	4,649,838	57,381,414	271,748,944	24,584	—	333,804,780
Schwab International Core Equity Fund	14,323,669	—	114,782,695	(30,955)	(57,692,555)	71,382,854
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2024, the funds had capital loss carryforwards available as follows:

Schwab Core Equity Fund	$—
Schwab Dividend Equity Fund	—
Schwab Large-Cap Growth Fund	—
Schwab Small-Cap Equity Fund	—
Schwab Health Care Fund	—
Schwab International Core Equity Fund	57,692,555
Schwab Active Equity Funds | Annual Holdings and Financial Statements
53

Schwab Active Equity Funds
Financial Notes (continued)

9. Federal Income Taxes (continued):
For tax purposes, late-year ordinary losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended October 31, 2024, the Schwab Large-Cap Growth Fund had late-year ordinary losses deferred of $824,993.
For the fiscal year ended October 31, 2024, the funds had capital loss carryforwards utilized as follows:

Schwab Core Equity Fund	$—
Schwab Dividend Equity Fund	—
Schwab Large-Cap Growth Fund	3,268,984
Schwab Small-Cap Equity Fund	4,001,364
Schwab Health Care Fund	—
Schwab International Core Equity Fund	46,827,150
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS		PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Core Equity Fund	$13,254,300	$23,811,728	$17,094,456	$161,213,765
Schwab Dividend Equity Fund	10,178,461	617,825	11,160,645	23,230,569
Schwab Large-Cap Growth Fund	115,375	—	45,563	4,291,751
Schwab Small-Cap Equity Fund	2,107,396	—	658,510	47,501,473
Schwab Health Care Fund	6,726,032	20,820,249	6,173,136	28,430,001
Schwab International Core Equity Fund	14,962,629	—	18,031,388	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of October 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended October 31, 2024, the funds did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
54
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Active Equity Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Capital Trust and Shareholders of Schwab Core Equity Fund, Schwab Dividend Equity Fund, Schwab Large-Cap Growth Fund, Schwab Small-Cap Equity Fund, Schwab Health Care Fund, and Schwab International Core Equity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Core Equity Fund, Schwab Dividend Equity Fund, Schwab Large-Cap Growth Fund, Schwab Small-Cap Equity Fund, Schwab Health Care Fund, and Schwab International Core Equity Fund (the “Funds”), six of the Funds constituting Schwab Capital Trust, as of October 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds constituting Schwab Capital Trust as of October 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
December 16, 2024
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
Schwab Active Equity Funds | Annual Holdings and Financial Statements
55

Schwab Active Equity Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Capital Trust (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Core Equity Fund, Schwab Dividend Equity Fund, Schwab Large-Cap Growth Fund, Schwab Small-Cap Equity Fund, Schwab Health Care Fund and Schwab International Core Equity Fund (each, a Fund and collectively, the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 2, 2024 and June 6, 2024, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 6, 2024 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to each Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s
56
Schwab Active Equity Funds | Annual Holdings and Financial Statements

Schwab Active Equity Funds
technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees also considered the investment adviser’s contractual commitment to limit the total annual operating expenses of each Fund for so long as it serves as the adviser to the Fund. The Trustees also considered fees charged by the investment adviser to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services the investment adviser provides to these other accounts, and any differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed the profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services, and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, and although the Funds do not have breakpoints in their advisory fees, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and noted the impact of regulatory and other developments on the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds. The Trustees considered that the investment adviser and its affiliates employ contractual expense caps to protect shareholders from higher fees, including for example, when fund assets are relatively small. Based on this evaluation, the
Schwab Active Equity Funds | Annual Holdings and Financial Statements
57

Schwab Active Equity Funds
Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
58
Schwab Active Equity Funds | Annual Holdings and Financial Statements

MFR26298-21
00306151

Annual Holdings and Financial Statements | October 31, 2024
Schwab Balanced Fund

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Balanced Fund | Annual Holdings and Financial Statements
1

Schwab Balanced Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$14.64	$15.11	$19.74	$16.50	$15.99
Income (loss) from investment operations:
Net investment income (loss)[1]	0.32	0.27	0.21	0.19	0.20
Net realized and unrealized gains (losses)	3.21	0.68	(3.62)	3.58	1.13
Total from investment operations	3.53	0.95	(3.41)	3.77	1.33
Less distributions:
Distributions from net investment income	(0.33)	(0.24)	(0.85)	(0.19)	(0.22)
Distributions from net realized gains	(0.55)	(1.18)	(0.37)	(0.34)	(0.60)
Total distributions	(0.88)	(1.42)	(1.22)	(0.53)	(0.82)
Net asset value at end of period	$17.29	$14.64	$15.11	$19.74	$16.50
Total return	24.80%	6.74%	(18.51%)	23.20%	8.58%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%	0.00%	0.00%[3]	0.00%	0.00%
Total expenses[2]	0.02%	0.02%	0.03%[3]	0.02%	0.03%
Net investment income (loss)	1.98%	1.78%	1.25%	1.01%	1.26%
Portfolio turnover rate	8%	10%	31%	6%	18%
Net assets, end of period (x 1,000)	$694,080	$585,145	$619,501	$803,812	$577,427

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
2
Schwab Balanced Fund | Annual Holdings and Financial Statements

Schwab Balanced Fund
Portfolio Holdings  as of October 31, 2024

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 51.0%
Large-Cap 42.3%
Schwab Core Equity Fund	$158,280,693	$5,505,568	($25,741,092 )	($1,003,525 )	$49,815,162	$186,856,806	7,654,929	$4,860,201
Schwab Select Large Cap Growth Fund *	89,425,993	15,445,807	(19,592,116)	2,525,592	19,417,710	107,222,986	4,073,822	15,445,807
						294,079,792
Small-Cap 8.7%
Schwab Small-Cap Equity Fund	47,248,487	2,206,492	(3,875,022)	511,499	14,203,928	60,295,384	2,759,514	206,641
						354,375,176

International Stocks 9.6%
Developed Markets 9.6%
Schwab International Opportunities Fund	54,828,909	2,729,650	(1,240,786)	(216,412)	10,389,035	66,490,396	3,204,356	1,079,650

Fixed Income 36.4%
Intermediate-Term Bond 36.4%
Schwab U.S. Aggregate Bond Index Fund	217,828,565	27,470,803	(6,644,196)	(1,575,188)	15,361,233	252,441,217	28,396,087	9,041,585

Money Market Funds 2.4%
Schwab Government Money Fund, Ultra Shares, 4.69% (b),(c)	—	16,754,068	—	—	—	16,754,068	16,754,068	173,769
Schwab Variable Share Price Money Fund, Ultra Shares (c)	15,527,816	1,484,664	(17,015,680)	(120)	3,320	—	—	648,029
Total Affiliated Underlying Funds (Cost $615,283,219)	$583,140,463	$71,597,052	($74,108,892 )	$241,846	$109,190,388	$690,060,857		$31,455,682

UNAFFILIATED UNDERLYING FUNDS 0.6% OF NET ASSETS

Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.82% (b)						$4,111,633	4,111,633
Total Unaffiliated Underlying Funds (Cost $4,111,633)						$4,111,633
Total Investments in Securities (Cost $619,394,852)						$694,172,490

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(c) for additional information).

(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $16,615,680 and is included in the sales for the Schwab Variable Share
Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

At October 31, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
Schwab Balanced Fund | Annual Holdings and Financial Statements
3

Schwab Balanced Fund
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $615,283,219)		$690,060,857
Investments in securities, at value - unaffiliated issuers (cost $4,111,633)		4,111,633
Receivables:
Dividends		883,067
Fund shares sold		425,519
Due from investment adviser		12,312
Prepaid expenses	+	22,692
Total assets		695,516,080

Liabilities
Payables:
Investments bought		826,689
Fund shares redeemed		541,135
Accrued expenses	+	68,391
Total liabilities		1,436,215
Net assets		$694,079,865

Net Assets by Source
Capital received from investors		$610,972,061
Total distributable earnings	+	83,107,804
Net assets		$694,079,865

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$694,079,865		40,152,922		$17.29

See financial notes
4
Schwab Balanced Fund | Annual Holdings and Financial Statements

Schwab Balanced Fund
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - affiliated issuers		$12,887,615
Dividends received from securities - unaffiliated issuers	+	196,810
Total investment income		13,084,425

Expenses
Shareholder reports		38,085
Registration fees		33,724
Portfolio accounting fees		23,419
Professional fees		20,949
Transfer agent fees		8,034
Independent trustees’ fees		7,183
Custodian fees		2,832
Other expenses	+	6,449
Total expenses		140,675
Expense reduction	–	140,675
Net expenses	–	—
Net investment income		13,084,425

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		18,568,067
Net realized gains on sales of securities - affiliated issuers	+	241,846
Net realized gains		18,809,913
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	109,190,388
Net realized and unrealized gains		128,000,301
Increase in net assets resulting from operations		$141,084,726
See financial notes
Schwab Balanced Fund | Annual Holdings and Financial Statements
5

Schwab Balanced Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$13,084,425	$11,081,371
Net realized gains		18,809,913	17,355,733
Net change in unrealized appreciation (depreciation)	+	109,190,388	13,050,280
Increase in net assets resulting from operations		$141,084,726	$41,487,384

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($34,752,458 )	($56,655,490 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,973,533	$131,229,093	4,280,755	$64,732,121
Shares reinvested		1,945,108	30,324,232	3,536,115	49,470,251
Shares redeemed	+	(9,739,635)	(158,951,095)	(8,843,149)	(133,389,812)
Net transactions in fund shares		179,006	$2,602,230	(1,026,279)	($19,187,440 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		39,973,916	$585,145,367	41,000,195	$619,500,913
Total increase (decrease)	+	179,006	108,934,498	(1,026,279)	(34,355,546)
End of period		40,152,922	$694,079,865	39,973,916	$585,145,367
See financial notes
6
Schwab Balanced Fund | Annual Holdings and Financial Statements

Schwab Balanced Fund
Financial Notes

1. Business Structure of the Fund:
The fund in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB CAPITAL TRUST
Schwab Balanced Fund	Schwab Target 2045 Fund
Schwab S&P 500 Index Fund	Schwab Target 2050 Fund
Schwab Small-Cap Index Fund	Schwab Target 2055 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2060 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2065 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Fundamental U.S. Large Company Index Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental U.S. Small Company Index Fund
Schwab International Index Fund	Schwab Fundamental International Equity Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Small Equity Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental Emerging Markets Equity Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2010 Index Fund
Schwab International Opportunities Fund	Schwab Target 2015 Index Fund
Schwab Core Equity Fund	Schwab Target 2020 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2025 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2030 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2035 Index Fund
Schwab Health Care Fund	Schwab Target 2040 Index Fund
Schwab International Core Equity Fund	Schwab Target 2045 Index Fund
Schwab Target 2010 Fund	Schwab Target 2050 Index Fund
Schwab Target 2015 Fund	Schwab Target 2055 Index Fund
Schwab Target 2020 Fund	Schwab Target 2060 Index Fund
Schwab Target 2025 Fund	Schwab Target 2065 Index Fund
Schwab Target 2030 Fund	Schwab Monthly Income Fund – Target Payout
Schwab Target 2035 Fund	Schwab Monthly Income Fund – Flexible Payout
Schwab Target 2040 Fund	Schwab Monthly Income Fund – Income Payout
The fund is a “fund of funds” because it invests in other mutual funds or exchange-traded funds (ETFs). The fund seeks to achieve its investment objective, capital growth and income, by generally investing in a diversified group of other affiliated Schwab Funds but may also invest in ETFs or other unaffiliated mutual funds (referred to herein, together with Schwab Funds, as the underlying funds). The fund invests in accordance with its target portfolio allocation.
The fund offers one share class.  Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes.  Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
Schwab Balanced Fund | Annual Holdings and Financial Statements
7

Schwab Balanced Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments —Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
8
Schwab Balanced Fund | Annual Holdings and Financial Statements

Schwab Balanced Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of October 31, 2024, are disclosed in the fund’s Portfolio Holdings.
(b) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(c) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(d) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets. The fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds. Such expenses are reflected in the NAVs of the underlying funds.
(e) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(f) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(g) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(h) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective. The fund is not managed to maximize tax efficiency for taxable shareholder accounts. Investors should consider whether the fund is an appropriate investment in light of their current financial position and retirement needs.
Schwab Balanced Fund | Annual Holdings and Financial Statements
9

Schwab Balanced Fund
Financial Notes (continued)

3. Risk Factors (continued):
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.
● Investment Risk. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
● Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or subadviser(s)) will select or allocate assets that could cause the fund to underperform or otherwise not meet its objective. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that they will produce the desired results.
● Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
● Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
● Growth Investing Risk. An underlying fund’s investments in growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
● Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
● ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
10
Schwab Balanced Fund | Annual Holdings and Financial Statements

Schwab Balanced Fund
Financial Notes (continued)

3. Risk Factors (continued):
● Money Market Fund Risk. The fund may invest in underlying money market funds that either seek to maintain a stable $1.00 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares under certain circumstances.
● Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.
● Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
● Derivatives Risk. An underlying fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures, forward contracts and swaps. An option is the right, but not the obligation,to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. A forward foreign currency contract is a derivative (forward contract) in which the underlying reference is a country’s or region’s currency. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate,index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.
An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as leverage risk, liquidity risk, market risk and management risk are discussed elsewhere in this section. An underlying fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions  may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause an underlying fund to realize higher amounts of short-term capital gains. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility, and could cause the underlying fund to lose more than the initial amount invested. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) by an underlying fund could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules. An underlying fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
Schwab Balanced Fund | Annual Holdings and Financial Statements
11

Schwab Balanced Fund
Financial Notes (continued)

3. Risk Factors (continued):
● Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.
● Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
● Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
● Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
● Mortgage-Backed and Mortgage Pass-Through Securities Risk. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in market value during periods of rising interest rates. Certain of the mortgage-backed securities in which an underlying fund may invest are issued or guaranteed by agencies or instrumentalities of the U.S. government but are not backed by the full faith and credit of the U.S. government. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so which can cause an underlying fund to lose money or underperform. The risks of investing in mortgage-backed securities include, among others, interest rate risk, credit risk, prepayment risk and extension risk. Transactions in mortgage pass-through securities often occur through to-be-announced (TBA) transactions. An underlying fund could lose money or underperform if a TBA counterparty defaults or goes bankrupt.
● Mortgage Dollar Rolls Risk. Mortgage dollar rolls are transactions in which an underlying fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. An underlying fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the fund. The investment adviser does not receive a fee for the services it performs for the fund. However, the investment adviser is entitled to receive an annual management fee from each of the affiliated Schwab Funds that serve as underlying funds.
Expense Limitation
The investment adviser and its affiliates have agreed with the fund, for so long as the investment adviser serves as the investment adviser to the fund, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.00%.
The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
12
Schwab Balanced Fund | Annual Holdings and Financial Statements

Schwab Balanced Fund
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The fund may engage in certain transactions involving affiliated parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other affiliated funds. As of October 31, 2024, the fund’s ownership percentages of other affiliated funds’ shares are as follows:
Schwab Core Equity Fund	12.8%
Schwab Government Money Fund, Ultra Shares	0.1%
Schwab International Opportunities Fund	6.5%
Schwab Select Large Cap Growth Fund	4.8%
Schwab Small-Cap Equity Fund	9.7%
Schwab U.S. Aggregate Bond Index Fund	4.9%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 26, 2024. On September 26, 2024, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1.2 billion, maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 26, 2024. On September 26, 2024, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended October 31, 2024, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$54,981,372	$57,493,212
Schwab Balanced Fund | Annual Holdings and Financial Statements
13

Schwab Balanced Fund
Financial Notes (continued)

 8. Federal Income Taxes:
As of October 31, 2024, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$637,291,960	$103,950,741	($47,070,211 )	$56,880,530

The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of October 31, 2024, the components of distributable earnings on a tax basis were as follows:
UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	TOTAL
$8,512,391	$17,714,883	$56,880,530	$83,107,804
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
CURRENT FISCAL YEAR END DISTRIBUTIONS		PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	LONG-TERM CAPITAL GAINS	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
$13,139,802	$21,612,656	$9,522,266	$47,133,224
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of October 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements.  The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations.  During the fiscal year ended October 31, 2024, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
14
Schwab Balanced Fund | Annual Holdings and Financial Statements

Schwab Balanced Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Capital Trust and Shareholders of Schwab Balanced Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab Balanced Fund (the “Fund”), one of the Funds constituting Schwab Capital Trust, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
December 16, 2024
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
Schwab Balanced Fund | Annual Holdings and Financial Statements
15

Schwab Balanced Fund
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Capital Trust (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Balanced Fund (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on May 2, 2024 and June 6, 2024, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 6, 2024 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall
16
Schwab Balanced Fund | Annual Holdings and Financial Statements

Schwab Balanced Fund
financial condition and reputation as a full service brokerage firm as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return and the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of the investment adviser’s and Schwab’s practice of waiving certain fees to prevent total annual operating expenses of the Fund from exceeding a specified cap. The Trustees also considered the investment adviser’s contractual commitment to limit the total annual operating expenses of the Fund for so long as it serves as the investment adviser to the Fund. The Trustees also considered fees charged by the investment adviser to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services the investment adviser provides to these other accounts and any differences in the market for these types of accounts. The Trustees noted that shareholders of the Fund indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed the profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees considered that the investment adviser is not charging any management fees at the Fund level; it being understood that there is a management fee at the underlying fund level. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. Also, because the Fund invests a portion of its assets in other funds within the Schwab fund complex, the Trustees considered that the investment adviser indirectly benefits from the Fund’s investments in other underlying funds managed by the investment adviser. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing a fund to scale and keeping overall expenses down
Schwab Balanced Fund | Annual Holdings and Financial Statements
17

Schwab Balanced Fund
as the fund grows. The Trustees acknowledged that, the investment adviser has invested in its infrastructure, as discussed above, over time and noted the impact of regulatory and other developments on the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund. The Trustees considered that the investment adviser and its affiliates employ contractual expense caps to protect shareholders from higher fees, including for example, when fund assets are relatively small. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
18
Schwab Balanced Fund | Annual Holdings and Financial Statements

MFR36112-18
00306152

Annual Holdings and Financial Statements | October 31, 2024
Schwab Equity Index Funds®

Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab U.S. Large-Cap Growth
Index Fund
Schwab U.S. Large-Cap Value
Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$65.03	$60.02	$71.21	$50.75	$47.17
Income (loss) from investment operations:
Net investment income (loss)[1]	1.13	1.05	0.97	0.90	1.02
Net realized and unrealized gains (losses)	23.29	4.94	(11.23)	20.60	3.52
Total from investment operations	24.42	5.99	(10.26)	21.50	4.54
Less distributions:
Distributions from net investment income	(1.05)	(0.98)	(0.86)	(1.04)	(0.87)
Distributions from net realized gains	—	—	(0.07)	—	(0.09)
Total distributions	(1.05)	(0.98)	(0.93)	(1.04)	(0.96)
Net asset value at end of period	$88.40	$65.03	$60.02	$71.21	$50.75
Total return	37.95%	10.11%	(14.63%)	42.89%	9.69%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.02%	0.02%[2]	0.02%[2]	0.02%	0.02%
Net investment income (loss)	1.41%	1.63%	1.49%	1.42%	2.11%
Portfolio turnover rate	2%	2%[3]	2%	3%	4%
Net assets, end of period (x 1,000,000)	$104,140	$70,062	$61,068	$67,401	$44,184

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Portfolio turnover rate excludes in-kind transactions.
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Portfolio Holdings  as of October 31, 2024

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 1.7%
Aptiv PLC *	573,235	32,576,945
BorgWarner, Inc.	496,756	16,705,904
Ford Motor Co.	8,372,891	86,157,048
General Motors Co.	2,416,969	122,685,347
Tesla, Inc. *	5,967,407	1,490,956,639
		1,749,081,883

Banks 3.3%
Bank of America Corp.	14,519,193	607,192,651
Citigroup, Inc.	4,104,045	263,356,568
Citizens Financial Group, Inc.	967,151	40,736,400
Fifth Third Bancorp	1,455,897	63,593,581
Huntington Bancshares, Inc.	3,124,170	48,705,810
JPMorgan Chase & Co.	6,119,171	1,357,966,428
KeyCorp	2,006,649	34,614,695
M&T Bank Corp.	358,535	69,799,596
PNC Financial Services Group, Inc.	853,371	160,664,158
Regions Financial Corp.	1,976,580	47,180,965
Truist Financial Corp.	2,878,504	123,919,597
U.S. Bancorp	3,359,181	162,282,034
Wells Fargo & Co.	7,320,578	475,251,924
		3,455,264,407

Capital Goods 5.7%
3M Co.	1,179,493	151,529,466
A.O. Smith Corp.	256,909	19,293,866
Allegion PLC	188,717	26,350,555
AMETEK, Inc.	498,911	91,470,343
Axon Enterprise, Inc. *	154,352	65,368,072
Boeing Co. *	1,571,440	234,631,706
Builders FirstSource, Inc. *	251,090	43,036,826
Carrier Global Corp.	1,803,833	131,174,736
Caterpillar, Inc.	1,042,883	392,332,585
Cummins, Inc.	295,169	97,104,698
Deere & Co.	551,744	223,285,279
Dover Corp.	295,531	55,952,884
Eaton Corp. PLC	856,225	283,907,085
Emerson Electric Co.	1,230,624	133,239,660
Fastenal Co.	1,228,223	96,022,474
Fortive Corp.	752,639	53,761,004
GE Vernova, Inc. *	591,906	178,554,364
Generac Holdings, Inc. *	128,612	21,291,717
General Dynamics Corp.	555,369	161,951,154
General Electric Co.	2,332,056	400,600,580
Honeywell International, Inc.	1,400,523	288,059,571
Howmet Aerospace, Inc.	875,911	87,345,845
Hubbell, Inc., Class B	115,898	49,491,923
Huntington Ingalls Industries, Inc.	84,900	15,703,104
IDEX Corp.	162,276	34,830,921
Illinois Tool Works, Inc.	581,643	151,884,437
Ingersoll Rand, Inc.	865,300	83,068,800
Johnson Controls International PLC	1,438,639	108,689,176
L3Harris Technologies, Inc.	408,864	101,181,574
Lockheed Martin Corp.	456,300	249,162,615
Masco Corp.	471,837	37,704,495
Nordson Corp.	115,917	28,734,665
Northrop Grumman Corp.	295,195	150,260,159
Otis Worldwide Corp.	863,451	84,790,888
PACCAR, Inc.	1,127,971	117,624,816
Parker-Hannifin Corp.	276,793	175,506,137
Pentair PLC	357,951	35,480,103
SECURITY	NUMBER OF SHARES	VALUE ($)
Quanta Services, Inc.	316,162	95,363,944
Rockwell Automation, Inc.	243,782	65,019,097
RTX Corp.	2,860,980	346,149,970
Snap-on, Inc.	112,570	37,162,734
Stanley Black & Decker, Inc.	332,487	30,901,342
Textron, Inc.	405,518	32,611,757
Trane Technologies PLC	485,827	179,833,722
TransDigm Group, Inc.	120,710	157,200,633
United Rentals, Inc.	143,302	116,475,866
Westinghouse Air Brake Technologies Corp.	375,869	70,655,855
WW Grainger, Inc.	95,643	106,090,085
Xylem, Inc.	521,002	63,447,623
		5,961,290,911

Commercial & Professional Services 1.2%
Amentum Holdings, Inc. *	267,693	7,961,190
Automatic Data Processing, Inc.	877,363	253,768,474
Broadridge Financial Solutions, Inc.	251,164	52,960,441
Cintas Corp.	735,769	151,428,618
Copart, Inc. *	1,887,736	97,161,772
Dayforce, Inc. *	338,910	24,045,664
Equifax, Inc.	265,722	70,421,644
Jacobs Solutions, Inc.	267,693	37,632,282
Leidos Holdings, Inc.	291,593	53,408,174
Paychex, Inc.	690,103	96,152,051
Paycom Software, Inc.	104,565	21,857,222
Republic Services, Inc., Class A	440,014	87,122,772
Rollins, Inc.	599,790	28,274,101
Veralto Corp.	531,292	54,292,729
Verisk Analytics, Inc., Class A	305,690	83,979,157
Waste Management, Inc.	786,520	169,770,342
		1,290,236,633

Consumer Discretionary Distribution & Retail 5.6%
Amazon.com, Inc. *	20,090,053	3,744,785,879
AutoZone, Inc. *	36,765	110,625,885
Best Buy Co., Inc.	423,944	38,337,256
CarMax, Inc. *	338,848	24,525,818
eBay, Inc.	1,050,766	60,429,553
Genuine Parts Co.	297,913	34,170,621
Home Depot, Inc.	2,132,690	839,746,688
LKQ Corp.	572,572	21,064,924
Lowe's Cos., Inc.	1,225,559	320,888,113
O'Reilly Automotive, Inc. *	124,570	143,646,650
Pool Corp.	81,685	29,540,563
Ross Stores, Inc.	717,815	100,293,112
TJX Cos., Inc.	2,430,802	274,753,550
Tractor Supply Co.	231,723	61,524,774
Ulta Beauty, Inc. *	103,183	38,072,463
		5,842,405,849

Consumer Durables & Apparel 0.8%
Deckers Outdoor Corp. *	328,500	52,852,365
DR Horton, Inc.	631,437	106,712,853
Garmin Ltd.	331,259	65,705,223
Hasbro, Inc.	281,015	18,443,014
Lennar Corp., Class A	518,373	88,278,922
Lululemon Athletica, Inc. *	246,678	73,485,376
Mohawk Industries, Inc. *	112,566	15,114,237
NIKE, Inc., Class B	2,580,880	199,063,274
NVR, Inc. *	6,615	60,545,838
PulteGroup, Inc.	446,294	57,808,462
Ralph Lauren Corp., Class A	86,949	17,209,816
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tapestry, Inc.	497,261	23,595,034
		778,814,414

Consumer Services 2.0%
Airbnb, Inc., Class A *	946,292	127,550,699
Booking Holdings, Inc.	72,101	337,162,301
Caesars Entertainment, Inc. *	470,484	18,842,884
Carnival Corp. *	2,184,161	48,051,542
Chipotle Mexican Grill, Inc., Class A *	2,949,063	164,469,244
Darden Restaurants, Inc.	255,592	40,899,832
Domino's Pizza, Inc.	75,091	31,067,399
Expedia Group, Inc. *	269,386	42,107,726
Hilton Worldwide Holdings, Inc.	529,648	124,387,833
Las Vegas Sands Corp.	763,743	39,600,075
Marriott International, Inc., Class A	502,354	130,622,087
McDonald's Corp.	1,542,809	450,669,937
MGM Resorts International *	492,240	18,148,889
Norwegian Cruise Line Holdings Ltd. *	941,963	23,869,342
Royal Caribbean Cruises Ltd.	507,998	104,825,387
Starbucks Corp.	2,439,060	238,296,162
Wynn Resorts Ltd.	199,025	19,110,380
Yum! Brands, Inc.	602,750	79,056,690
		2,038,738,409

Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp.	953,492	833,523,637
Dollar General Corp.	474,158	37,951,606
Dollar Tree, Inc. *	438,643	28,353,883
Kroger Co.	1,424,008	79,416,926
Sysco Corp.	1,060,887	79,513,481
Target Corp.	996,662	149,539,166
Walgreens Boots Alliance, Inc.	1,553,943	14,700,301
Walmart, Inc.	9,341,709	765,553,053
		1,988,552,053

Energy 3.4%
APA Corp.	796,324	18,793,246
Baker Hughes Co., Class A	2,133,318	81,236,749
Chevron Corp.	3,658,155	544,406,627
ConocoPhillips	2,498,098	273,641,655
Coterra Energy, Inc.	1,589,772	38,027,346
Devon Energy Corp.	1,346,226	52,072,022
Diamondback Energy, Inc.	403,226	71,278,260
EOG Resources, Inc.	1,220,708	148,877,548
EQT Corp.	1,272,979	46,514,653
Exxon Mobil Corp.	9,555,305	1,115,868,518
Halliburton Co.	1,902,448	52,773,908
Hess Corp.	595,858	80,130,984
Kinder Morgan, Inc.	4,158,150	101,916,257
Marathon Oil Corp.	1,207,619	33,451,046
Marathon Petroleum Corp.	720,375	104,792,951
Occidental Petroleum Corp.	1,451,947	72,757,064
ONEOK, Inc.	1,256,050	121,686,124
Phillips 66	900,712	109,724,736
Schlumberger NV	3,051,135	122,258,979
Targa Resources Corp.	470,635	78,577,220
Valero Energy Corp.	687,136	89,162,767
Williams Cos., Inc.	2,620,117	137,215,527
		3,495,164,187

Equity Real Estate Investment Trusts (REITs) 2.1%
Alexandria Real Estate Equities, Inc.	335,894	37,468,976
American Tower Corp.	1,003,198	214,222,901
AvalonBay Communities, Inc.	305,989	67,810,222
SECURITY	NUMBER OF SHARES	VALUE ($)
BXP, Inc.	314,178	25,310,180
Camden Property Trust	230,536	26,693,763
Crown Castle, Inc.	935,187	100,523,251
Digital Realty Trust, Inc.	662,739	118,119,972
Equinix, Inc.	204,244	185,469,891
Equity Residential	732,302	51,532,092
Essex Property Trust, Inc.	137,346	38,987,036
Extra Space Storage, Inc.	455,344	74,357,675
Federal Realty Investment Trust	162,496	18,011,057
Healthpeak Properties, Inc.	1,517,551	34,069,020
Host Hotels & Resorts, Inc.	1,519,185	26,190,749
Invitation Homes, Inc.	1,233,171	38,733,901
Iron Mountain, Inc.	631,816	78,174,594
Kimco Realty Corp.	1,445,756	34,293,332
Mid-America Apartment Communities, Inc.	249,515	37,761,600
Prologis, Inc.	1,992,240	225,003,586
Public Storage	338,555	111,404,908
Realty Income Corp.	1,871,896	111,134,465
Regency Centers Corp.	353,413	25,247,825
SBA Communications Corp., Class A	231,099	53,030,287
Simon Property Group, Inc.	659,234	111,489,654
UDR, Inc.	648,120	27,344,183
Ventas, Inc.	887,633	58,131,085
VICI Properties, Inc., Class A	2,253,431	71,568,969
Welltower, Inc.	1,242,372	167,571,135
Weyerhaeuser Co.	1,567,855	48,854,362
		2,218,510,671

Financial Services 7.9%
American Express Co.	1,207,892	326,227,471
Ameriprise Financial, Inc.	210,569	107,453,361
Bank of New York Mellon Corp.	1,587,860	119,661,130
Berkshire Hathaway, Inc., Class B *	3,939,674	1,776,477,800
Blackrock, Inc.	299,468	293,787,092
Blackstone, Inc.	1,549,725	259,966,369
Capital One Financial Corp.	822,067	133,824,287
Cboe Global Markets, Inc.	225,641	48,190,148
Charles Schwab Corp. (a)	3,189,646	225,922,626
CME Group, Inc.	773,074	174,219,957
Corpay, Inc. *	149,539	49,305,999
Discover Financial Services	540,700	80,256,101
FactSet Research Systems, Inc.	82,056	37,258,347
Fidelity National Information Services, Inc.	1,175,289	105,458,682
Fiserv, Inc. *	1,239,231	245,243,815
Franklin Resources, Inc.	680,431	14,132,552
Global Payments, Inc.	547,370	56,767,743
Goldman Sachs Group, Inc.	679,199	351,682,450
Intercontinental Exchange, Inc.	1,233,954	192,336,410
Invesco Ltd.	974,340	16,895,056
Jack Henry & Associates, Inc.	156,716	28,511,342
KKR & Co., Inc.	1,450,505	200,517,811
MarketAxess Holdings, Inc.	81,383	23,553,868
Mastercard, Inc., Class A	1,774,435	886,489,982
Moody's Corp.	336,320	152,702,733
Morgan Stanley	2,679,279	311,466,184
MSCI, Inc., Class A	168,706	96,364,867
Nasdaq, Inc.	889,603	65,759,454
Northern Trust Corp.	435,177	43,743,992
PayPal Holdings, Inc. *	2,201,382	174,569,592
Raymond James Financial, Inc.	399,393	59,198,030
S&P Global, Inc.	688,663	330,806,159
State Street Corp.	642,531	59,626,877
Synchrony Financial	851,285	46,939,855
T. Rowe Price Group, Inc.	477,363	52,443,099
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Visa, Inc., Class A	3,592,670	1,041,335,399
		8,189,096,640

Food, Beverage & Tobacco 2.6%
Altria Group, Inc.	3,673,621	200,065,400
Archer-Daniels-Midland Co.	1,028,392	56,777,522
Brown-Forman Corp., Class B	391,925	17,256,458
Bunge Global SA	303,398	25,491,500
Campbell Soup Co.	424,922	19,822,611
Coca-Cola Co.	8,342,412	544,842,928
Conagra Brands, Inc.	1,023,618	29,623,505
Constellation Brands, Inc., Class A	336,106	78,090,868
General Mills, Inc.	1,200,325	81,646,107
Hershey Co.	316,523	56,208,154
Hormel Foods Corp.	635,138	19,403,466
J.M. Smucker Co.	229,416	26,041,010
Kellanova	578,485	46,654,815
Keurig Dr. Pepper, Inc.	2,421,364	79,783,944
Kraft Heinz Co.	1,893,984	63,372,705
Lamb Weston Holdings, Inc.	306,115	23,782,074
McCormick & Co., Inc. - Non Voting Shares	542,688	42,459,909
Molson Coors Beverage Co., Class B	373,858	20,364,045
Mondelez International, Inc., Class A	2,870,278	196,556,638
Monster Beverage Corp. *	1,513,427	79,727,334
PepsiCo, Inc.	2,954,178	490,629,882
Philip Morris International, Inc.	3,343,954	443,742,696
Tyson Foods, Inc., Class A	610,714	35,781,733
		2,678,125,304

Health Care Equipment & Services 4.7%
Abbott Laboratories	3,742,042	424,235,301
Align Technology, Inc. *	152,156	31,196,545
Baxter International, Inc.	1,103,317	39,388,417
Becton Dickinson & Co.	620,788	145,009,869
Boston Scientific Corp. *	3,167,635	266,144,693
Cardinal Health, Inc.	522,655	56,718,521
Cencora, Inc.	374,192	85,345,711
Centene Corp. *	1,128,399	70,254,122
Cigna Group	600,670	189,096,923
Cooper Cos., Inc. *	427,623	44,763,576
CVS Health Corp.	2,708,879	152,943,308
DaVita, Inc. *	98,188	13,727,664
Dexcom, Inc. *	864,750	60,947,580
Edwards Lifesciences Corp. *	1,298,630	87,021,196
Elevance Health, Inc.	498,903	202,434,881
GE HealthCare Technologies, Inc.	982,063	85,783,203
HCA Healthcare, Inc.	400,214	143,572,770
Henry Schein, Inc. *	275,355	19,338,182
Hologic, Inc. *	498,985	40,352,917
Humana, Inc.	258,242	66,582,535
IDEXX Laboratories, Inc. *	176,592	71,858,817
Insulet Corp. *	150,902	34,938,340
Intuitive Surgical, Inc. *	762,876	384,367,444
Labcorp Holdings, Inc.	180,404	41,180,821
McKesson Corp.	278,584	139,456,365
Medtronic PLC	2,759,712	246,304,296
Molina Healthcare, Inc. *	125,352	40,265,569
Quest Diagnostics, Inc.	241,106	37,330,442
ResMed, Inc.	315,314	76,454,186
Solventum Corp. *	300,490	21,809,564
STERIS PLC	212,280	47,094,318
Stryker Corp.	737,534	262,768,613
Teleflex, Inc.	100,416	20,189,641
UnitedHealth Group, Inc.	1,986,019	1,121,107,725
Universal Health Services, Inc., Class B	127,762	26,103,054
SECURITY	NUMBER OF SHARES	VALUE ($)
Zimmer Biomet Holdings, Inc.	439,043	46,942,478
		4,843,029,587

Household & Personal Products 1.3%
Church & Dwight Co., Inc.	526,047	52,557,356
Clorox Co.	265,279	42,059,985
Colgate-Palmolive Co.	1,757,077	164,655,686
Estee Lauder Cos., Inc., Class A	500,533	34,506,745
Kenvue, Inc.	4,126,987	94,631,812
Kimberly-Clark Corp.	725,070	97,289,893
Procter & Gamble Co.	5,062,920	836,293,125
		1,321,994,602

Insurance 2.1%
Aflac, Inc.	1,081,677	113,348,933
Allstate Corp.	568,315	106,002,114
American International Group, Inc.	1,384,380	105,046,754
Aon PLC, Class A	466,390	171,104,499
Arch Capital Group Ltd. *	807,383	79,575,669
Arthur J Gallagher & Co.	470,379	132,270,575
Assurant, Inc.	112,199	21,508,548
Brown & Brown, Inc.	507,600	53,115,264
Chubb Ltd.	808,600	228,380,984
Cincinnati Financial Corp.	334,677	47,132,562
Erie Indemnity Co., Class A	53,065	23,817,695
Everest Group Ltd.	92,720	32,972,159
Globe Life, Inc.	191,391	20,210,890
Hartford Financial Services Group, Inc.	628,365	69,396,631
Loews Corp.	391,066	30,878,571
Marsh & McLennan Cos., Inc.	1,058,311	230,965,793
MetLife, Inc.	1,265,803	99,264,271
Principal Financial Group, Inc.	459,571	37,868,650
Progressive Corp.	1,259,609	305,870,853
Prudential Financial, Inc.	769,172	94,208,187
Travelers Cos., Inc.	489,770	120,454,034
W.R. Berkley Corp.	648,283	37,062,339
Willis Towers Watson PLC	217,964	65,866,541
		2,226,322,516

Materials 2.2%
Air Products & Chemicals, Inc.	477,520	148,284,286
Albemarle Corp.	253,793	24,041,811
Amcor PLC	3,113,735	34,655,871
Avery Dennison Corp.	172,022	35,613,715
Ball Corp.	654,987	38,807,980
Celanese Corp., Class A	236,110	29,742,777
CF Industries Holdings, Inc.	390,603	32,119,285
Corteva, Inc.	1,484,522	90,437,080
Dow, Inc.	1,510,613	74,594,070
DuPont de Nemours, Inc.	900,733	74,751,832
Eastman Chemical Co.	253,052	26,593,235
Ecolab, Inc.	543,800	133,627,974
FMC Corp.	267,612	17,392,104
Freeport-McMoRan, Inc.	3,087,768	139,011,315
International Flavors & Fragrances, Inc.	551,597	54,845,290
International Paper Co.	743,198	41,277,217
Linde PLC	1,033,889	471,608,467
LyondellBasell Industries NV, Class A	559,370	48,581,284
Martin Marietta Materials, Inc.	131,195	77,712,046
Mosaic Co.	690,782	18,485,326
Newmont Corp.	2,466,998	112,100,389
Nucor Corp.	509,571	72,277,551
Packaging Corp. of America	191,464	43,833,768
PPG Industries, Inc.	500,701	62,342,281
Sherwin-Williams Co.	499,135	179,074,664
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Smurfit WestRock PLC	1,061,689	54,676,983
Steel Dynamics, Inc.	310,073	40,464,526
Vulcan Materials Co.	283,600	77,686,548
		2,254,639,675

Media & Entertainment 8.1%
Alphabet, Inc., Class A	12,601,106	2,156,175,248
Alphabet, Inc., Class C	10,330,154	1,783,914,294
Charter Communications, Inc., Class A *	208,594	68,337,480
Comcast Corp., Class A	8,308,379	362,826,911
Electronic Arts, Inc.	516,380	77,895,923
Fox Corp., Class A	748,377	31,431,834
Interpublic Group of Cos., Inc.	807,889	23,751,937
Live Nation Entertainment, Inc. *	338,063	39,600,700
Match Group, Inc. *	549,933	19,814,086
Meta Platforms, Inc., Class A	4,698,754	2,666,918,795
Netflix, Inc. *	923,016	697,827,786
News Corp., Class A	1,070,290	29,165,403
Omnicom Group, Inc.	420,195	42,439,695
Paramount Global, Class B (b)	1,267,382	13,865,159
Take-Two Interactive Software, Inc. *	350,835	56,737,036
Walt Disney Co.	3,900,529	375,230,890
Warner Bros Discovery, Inc. *	4,818,143	39,171,503
		8,485,104,680

Pharmaceuticals, Biotechnology & Life Sciences 6.5%
AbbVie, Inc.	3,798,923	774,486,432
Agilent Technologies, Inc.	625,709	81,536,140
Amgen, Inc.	1,155,648	369,992,264
Biogen, Inc. *	313,413	54,533,862
Bio-Techne Corp.	335,416	24,736,930
Bristol-Myers Squibb Co.	4,364,348	243,399,688
Catalent, Inc. *	391,075	22,916,995
Charles River Laboratories International, Inc. *	110,971	19,817,201
Danaher Corp.	1,382,421	339,605,543
Eli Lilly & Co.	1,696,608	1,407,743,522
Gilead Sciences, Inc.	2,680,110	238,047,370
Incyte Corp. *	343,952	25,493,722
IQVIA Holdings, Inc. *	371,491	76,460,278
Johnson & Johnson	5,177,323	827,646,855
Merck & Co., Inc.	5,451,681	557,816,000
Mettler-Toledo International, Inc. *	45,621	58,930,927
Moderna, Inc. *	730,527	39,711,448
Pfizer, Inc.	12,187,511	344,906,561
Regeneron Pharmaceuticals, Inc. *	228,411	191,454,100
Revvity, Inc.	263,365	31,232,455
Thermo Fisher Scientific, Inc.	821,569	448,839,576
Vertex Pharmaceuticals, Inc. *	555,201	264,264,572
Viatris, Inc.	2,581,668	29,947,349
Waters Corp. *	127,652	41,245,638
West Pharmaceutical Services, Inc.	156,510	48,194,124
Zoetis, Inc.	974,389	174,201,265
		6,737,160,817

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	645,554	84,548,207
CoStar Group, Inc. *	882,319	64,224,000
		148,772,207

Semiconductors & Semiconductor Equipment 11.4%
Advanced Micro Devices, Inc. *	3,480,912	501,494,992
Analog Devices, Inc.	1,067,717	238,218,340
Applied Materials, Inc.	1,780,748	323,348,222
SECURITY	NUMBER OF SHARES	VALUE ($)
Broadcom, Inc.	10,011,382	1,699,632,322
Enphase Energy, Inc. *	290,114	24,091,067
First Solar, Inc. *	230,606	44,848,255
Intel Corp.	9,169,350	197,324,412
KLA Corp.	288,745	192,370,581
Lam Research Corp.	2,807,331	208,725,060
Microchip Technology, Inc.	1,150,478	84,410,571
Micron Technology, Inc.	2,385,786	237,743,575
Monolithic Power Systems, Inc.	104,977	79,709,036
NVIDIA Corp.	52,907,869	7,024,048,688
NXP Semiconductors NV	547,942	128,492,399
ON Semiconductor Corp. *	920,706	64,900,566
Qorvo, Inc. *	202,029	14,396,586
QUALCOMM, Inc.	2,395,909	389,982,108
Skyworks Solutions, Inc.	344,517	30,172,799
Teradyne, Inc.	351,785	37,363,085
Texas Instruments, Inc.	1,963,712	398,947,730
		11,920,220,394

Software & Services 11.2%
Accenture PLC, Class A	1,347,181	464,534,952
Adobe, Inc. *	953,632	455,912,387
Akamai Technologies, Inc. *	326,251	32,977,451
ANSYS, Inc. *	188,578	60,422,277
Autodesk, Inc. *	462,536	131,267,717
Cadence Design Systems, Inc. *	588,676	162,545,217
Cognizant Technology Solutions Corp., Class A	1,063,304	79,311,845
Crowdstrike Holdings, Inc., Class A *	496,566	147,415,548
EPAM Systems, Inc. *	123,479	23,294,313
Fair Isaac Corp. *	52,835	105,305,967
Fortinet, Inc. *	1,367,169	107,541,514
Gartner, Inc. *	165,356	83,091,390
Gen Digital, Inc.	1,154,789	33,615,908
GoDaddy, Inc., Class A *	303,528	50,628,470
International Business Machines Corp.	1,981,137	409,540,641
Intuit, Inc.	601,229	366,930,059
Microsoft Corp.	15,986,431	6,496,086,237
Oracle Corp.	3,437,718	576,986,589
Palantir Technologies, Inc., Class A *	4,335,987	180,203,620
Palo Alto Networks, Inc. *	696,649	251,023,534
PTC, Inc. *	256,902	47,611,648
Roper Technologies, Inc.	230,446	123,917,728
Salesforce, Inc.	2,084,054	607,230,814
ServiceNow, Inc. *	443,050	413,361,219
Synopsys, Inc. *	329,650	169,311,537
Tyler Technologies, Inc. *	91,848	55,622,230
VeriSign, Inc. *	181,622	32,118,034
		11,667,808,846

Technology Hardware & Equipment 8.9%
Amphenol Corp., Class A	2,593,372	173,807,791
Apple, Inc.	32,699,939	7,387,243,220
Arista Networks, Inc. *	553,450	213,875,218
CDW Corp.	286,763	53,977,399
Cisco Systems, Inc.	8,664,879	474,575,423
Corning, Inc.	1,652,601	78,647,282
Dell Technologies, Inc., Class C	617,854	76,385,290
F5, Inc. *	126,450	29,574,126
Hewlett Packard Enterprise Co.	2,790,018	54,377,451
HP, Inc.	2,099,528	74,575,235
Jabil, Inc.	245,889	30,266,477
Juniper Networks, Inc.	709,974	27,617,989
Keysight Technologies, Inc. *	375,014	55,880,836
Motorola Solutions, Inc.	359,300	161,451,455
NetApp, Inc.	442,414	51,014,758
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Seagate Technology Holdings PLC	452,088	45,376,073
Super Micro Computer, Inc. *	1,087,521	31,657,736
TE Connectivity PLC	653,582	96,351,058
Teledyne Technologies, Inc. *	100,864	45,925,396
Trimble, Inc. *	523,950	31,698,975
Western Digital Corp. *	698,819	45,639,869
Zebra Technologies Corp., Class A *	111,040	42,413,949
		9,282,333,006

Telecommunication Services 0.9%
AT&T, Inc.	15,421,233	347,594,592
T-Mobile U.S., Inc.	1,052,682	234,916,515
Verizon Communications, Inc.	9,053,526	381,425,050
		963,936,157

Transportation 1.5%
CH Robinson Worldwide, Inc.	250,784	25,840,783
CSX Corp.	4,162,217	140,016,980
Delta Air Lines, Inc.	1,377,837	78,839,833
Expeditors International of Washington, Inc.	301,755	35,908,845
FedEx Corp.	484,786	132,758,646
JB Hunt Transport Services, Inc.	173,768	31,385,976
Norfolk Southern Corp.	486,273	121,777,347
Old Dominion Freight Line, Inc.	404,662	81,466,554
Southwest Airlines Co.	1,284,249	39,272,335
Uber Technologies, Inc. *	4,518,541	325,560,879
Union Pacific Corp.	1,310,218	304,062,291
United Airlines Holdings, Inc. *	707,389	55,360,263
United Parcel Service, Inc., Class B	1,573,808	210,984,701
		1,583,235,433

Utilities 2.5%
AES Corp.	1,527,121	25,182,225
Alliant Energy Corp.	553,382	33,202,920
Ameren Corp.	574,360	50,032,500
American Electric Power Co., Inc.	1,142,996	112,870,855
American Water Works Co., Inc.	418,776	57,837,153
Atmos Energy Corp.	334,906	46,478,255
CenterPoint Energy, Inc.	1,406,769	41,541,889
CMS Energy Corp.	638,189	44,424,336
Consolidated Edison, Inc.	745,722	75,825,013
Constellation Energy Corp.	673,200	177,024,672
Dominion Energy, Inc.	1,807,108	107,577,139
DTE Energy Co.	444,218	55,180,760
Duke Energy Corp.	1,660,361	191,389,812
Edison International	831,410	68,508,184
Entergy Corp.	459,463	71,115,683
Evergy, Inc.	491,979	29,735,211
SECURITY	NUMBER OF SHARES	VALUE ($)
Eversource Energy	770,568	50,741,903
Exelon Corp.	2,145,104	84,302,587
FirstEnergy Corp.	1,103,764	46,170,448
NextEra Energy, Inc.	4,418,738	350,184,986
NiSource, Inc.	960,863	33,783,943
NRG Energy, Inc.	445,634	40,285,314
PG&E Corp.	4,603,818	93,089,200
Pinnacle West Capital Corp.	245,505	21,557,794
PPL Corp.	1,578,727	51,403,351
Public Service Enterprise Group, Inc.	1,073,097	95,945,603
Sempra	1,361,929	113,544,021
Southern Co.	2,349,551	213,879,627
Vistra Corp.	737,158	92,115,264
WEC Energy Group, Inc.	681,987	65,150,218
Xcel Energy, Inc.	1,198,832	80,093,966
		2,620,174,832
Total Common Stocks (Cost $41,547,549,446)		103,740,014,113

SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82% (c)(d)	1,812,305	1,812,305
Total Short-Term Investments (Cost $1,812,305)		1,812,305
Total Investments in Securities (Cost $41,549,361,751)		103,741,826,418

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 12/20/24	1,420	407,433,500	(8,251,205)

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $1,802,420.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.
Below is a summary of the fund’s transactions with affiliated issuers during the period ended October 31, 2024:
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
Charles Schwab Corp.	$152,666,938	$18,599,006	($1,176,917 )	($474,837 )	$56,308,436	$225,922,626	3,189,646	$3,043,271
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$103,740,014,113	$—	$—	$103,740,014,113
Short-Term Investments[1]	1,812,305	—	—	1,812,305
Liabilities
Futures Contracts[2]	(8,251,205)	—	—	(8,251,205)
Total	$103,733,575,213	$—	$—	$103,733,575,213

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $113,824,228)		$225,922,626
Investments in securities, at value - unaffiliated issuers (cost $41,435,537,523) including securities on loan of $1,802,420		103,515,903,792
Cash		333,951,860
Deposit with broker for futures contracts		26,659,600
Receivables:
Fund shares sold		71,533,282
Dividends		54,812,247
Income from securities on loan	+	1,000
Total assets		104,228,784,407

Liabilities
Collateral held for securities on loan		1,812,305
Payables:
Fund shares redeemed		77,141,664
Variation margin on futures contracts		7,895,730
Investment adviser fees	+	1,786,091
Total liabilities		88,635,790
Net assets		$104,140,148,617

Net Assets by Source
Capital received from investors		$41,836,107,567
Total distributable earnings	+	62,304,041,050
Net assets		$104,140,148,617

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$104,140,148,617		1,178,044,143		$88.40

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $324,837)		$1,287,548,611
Other Interest		9,726,437
Dividends received from securities - affiliated issuers		3,043,271
Securities on loan, net	+	11,251
Total investment income		1,300,329,570

Expenses
Investment adviser fees		18,192,902
Total expenses	–	18,192,902
Net investment income		1,282,136,668

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(474,837)
Net realized losses on sales of securities - unaffiliated issuers		(229,959,341)
Net realized gains on futures contracts	+	97,659,450
Net realized losses		(132,774,728)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		56,308,436
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		26,135,485,327
Net change in unrealized appreciation (depreciation) on futures contracts	+	(2,448,817)
Net change in unrealized appreciation (depreciation)	+	26,189,344,946
Net realized and unrealized gains		26,056,570,218
Increase in net assets resulting from operations		$27,338,706,886
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$1,282,136,668	$1,096,359,862
Net realized losses		(132,774,728)	(260,101,329)
Net change in unrealized appreciation (depreciation)	+	26,189,344,946	5,263,994,272
Increase in net assets resulting from operations		$27,338,706,886	$6,100,252,805

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($1,135,808,670 )	($999,828,367 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		235,261,245	$18,780,662,028	176,030,065	$11,382,757,051
Shares reinvested		13,102,805	923,878,716	13,335,796	802,281,581
Shares redeemed	+	(147,780,023)	(11,829,511,743)	(129,402,948)	(8,291,585,464)
Net transactions in fund shares		100,584,027	$7,875,029,001	59,962,913	$3,893,453,168

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,077,460,116	$70,062,221,400	1,017,497,203	$61,068,343,794
Total increase	+	100,584,027	34,077,927,217	59,962,913	8,993,877,606
End of period		1,178,044,143	$104,140,148,617	1,077,460,116	$70,062,221,400
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$90.46	$84.03	$102.69	$73.73	$68.68
Income (loss) from investment operations:
Net investment income (loss)[1]	1.52	1.41	1.29	1.24	1.38
Net realized and unrealized gains (losses)	32.64	6.34	(18.14)	30.02	5.81
Total from investment operations	34.16	7.75	(16.85)	31.26	7.19
Less distributions:
Distributions from net investment income	(1.44)	(1.32)	(1.23)	(1.42)	(1.29)
Distributions from net realized gains	—	—	(0.58)	(0.88)	(0.85)
Total distributions	(1.44)	(1.32)	(1.81)	(2.30)	(2.14)
Net asset value at end of period	$123.18	$90.46	$84.03	$102.69	$73.73
Total return	38.17%	9.35%	(16.73%)	43.16%	10.60%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%	0.05%	0.05%[2]	0.05%	0.05%
Net investment income (loss)	1.36%	1.57%	1.40%	1.36%	1.97%
Portfolio turnover rate	3%[3]	3%[3]	2%[3]	5%[3]	4%
Net assets, end of period (x 1,000,000)	$17,357	$12,811	$11,888	$14,222	$9,774

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Portfolio turnover rate excludes in-kind transactions.
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of October 31, 2024

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.6%
Aptiv PLC *	86,820	4,933,981
Autoliv, Inc.	24,180	2,245,838
BorgWarner, Inc.	74,495	2,505,267
Ford Motor Co.	1,276,119	13,131,265
General Motors Co.	367,307	18,644,503
Gentex Corp.	72,704	2,203,658
Harley-Davidson, Inc.	38,603	1,233,366
Lear Corp.	18,457	1,767,442
Lucid Group, Inc. *(a)	371,270	820,507
Modine Manufacturing Co. *	17,123	2,016,576
Rivian Automotive, Inc., Class A *	232,238	2,345,604
Tesla, Inc. *	905,532	226,247,170
Thor Industries, Inc.	16,778	1,746,254
		279,841,431

Banks 3.4%
Bank of America Corp.	2,203,234	92,139,246
BOK Financial Corp.	7,325	778,135
Cadence Bank	59,154	1,977,518
Citigroup, Inc.	623,374	40,001,910
Citizens Financial Group, Inc.	146,199	6,157,902
Columbia Banking System, Inc.	69,875	1,992,136
Comerica, Inc.	42,796	2,726,533
Commerce Bancshares, Inc.	39,166	2,447,875
Cullen/Frost Bankers, Inc.	21,276	2,709,499
East West Bancorp, Inc.	45,176	4,404,208
Fifth Third Bancorp	220,858	9,647,077
First Citizens BancShares, Inc., Class A	3,922	7,598,287
First Financial Bankshares, Inc.	41,684	1,506,460
First Horizon Corp.	174,253	3,019,804
FNB Corp.	114,358	1,658,191
Glacier Bancorp, Inc.	36,844	1,921,415
Home BancShares, Inc.	58,678	1,601,323
Huntington Bancshares, Inc.	473,086	7,375,411
JPMorgan Chase & Co.	928,562	206,066,479
KeyCorp	302,729	5,222,075
M&T Bank Corp.	54,503	10,610,644
Old National Bancorp	103,385	1,991,195
Pinnacle Financial Partners, Inc.	25,092	2,645,951
PNC Financial Services Group, Inc.	129,946	24,464,933
Popular, Inc.	23,851	2,128,225
Prosperity Bancshares, Inc.	30,146	2,206,687
Regions Financial Corp.	298,665	7,129,134
SouthState Corp.	25,298	2,467,314
Synovus Financial Corp.	47,781	2,382,838
Truist Financial Corp.	437,399	18,830,027
U.S. Bancorp	509,719	24,624,525
UMB Financial Corp.	14,280	1,566,944
United Bankshares, Inc.	43,489	1,638,665
Webster Financial Corp.	54,345	2,815,071
Wells Fargo & Co.	1,110,871	72,117,745
Western Alliance Bancorp	35,185	2,927,744
Wintrust Financial Corp.	21,577	2,500,559
Zions Bancorp NA	47,176	2,455,983
		586,455,668

Capital Goods 6.5%
3M Co.	179,535	23,064,861
A.O. Smith Corp.	38,646	2,902,315
AAON, Inc.	22,277	2,544,479
SECURITY	NUMBER OF SHARES	VALUE ($)
Acuity Brands, Inc.	10,099	3,036,668
Advanced Drainage Systems, Inc.	22,786	3,415,166
AECOM	43,606	4,657,121
AeroVironment, Inc. *	9,123	1,961,080
AGCO Corp.	20,552	2,051,912
Air Lease Corp., Class A	32,719	1,451,088
Allegion PLC	28,375	3,962,001
Allison Transmission Holdings, Inc.	28,363	3,030,870
AMETEK, Inc.	75,342	13,813,202
API Group Corp. *	78,693	2,686,579
Applied Industrial Technologies, Inc.	12,406	2,873,106
Armstrong World Industries, Inc.	13,979	1,950,769
Axon Enterprise, Inc. *	23,369	9,896,771
AZEK Co., Inc., Class A *	47,628	2,095,632
Beacon Roofing Supply, Inc. *	19,997	1,841,124
Boeing Co. *	238,842	35,661,499
Boise Cascade Co.	12,967	1,725,000
Builders FirstSource, Inc. *	38,039	6,519,885
BWX Technologies, Inc.	29,619	3,606,113
Carlisle Cos., Inc.	15,006	6,335,983
Carrier Global Corp.	274,557	19,965,785
Caterpillar, Inc.	158,254	59,535,155
CNH Industrial NV	285,756	3,209,040
Comfort Systems USA, Inc.	11,547	4,515,339
Core & Main, Inc., Class A *	62,879	2,784,282
Crane Co.	16,192	2,546,678
CSW Industrials, Inc.	5,369	1,895,794
Cummins, Inc.	44,765	14,726,790
Curtiss-Wright Corp.	12,480	4,305,101
Deere & Co.	83,581	33,824,395
Donaldson Co., Inc.	38,056	2,784,177
Dover Corp.	44,861	8,493,533
Dycom Industries, Inc. *	9,476	1,651,951
Eaton Corp. PLC	130,073	43,129,605
EMCOR Group, Inc.	15,237	6,796,769
Emerson Electric Co.	186,981	20,244,433
Esab Corp.	17,784	2,188,143
Fastenal Co.	186,873	14,609,731
Federal Signal Corp.	19,668	1,604,319
Ferguson Enterprises, Inc.	65,747	12,935,065
Flowserve Corp.	41,383	2,178,401
Fluor Corp. *	56,026	2,929,039
Fortive Corp.	114,210	8,158,020
Fortune Brands Innovations, Inc.	40,928	3,410,530
FTAI Aviation Ltd.	33,386	4,488,414
GATX Corp.	11,099	1,528,998
GE Vernova, Inc. *	89,850	27,104,151
Generac Holdings, Inc. *	19,489	3,226,404
General Dynamics Corp.	83,956	24,482,409
General Electric Co.	353,865	60,786,930
Graco, Inc.	54,768	4,460,854
HEICO Corp.	31,858	7,803,617
Hexcel Corp.	27,187	1,595,605
Honeywell International, Inc.	212,731	43,754,512
Howmet Aerospace, Inc.	133,275	13,290,183
Hubbell, Inc., Class B	17,505	7,475,160
Huntington Ingalls Industries, Inc.	12,944	2,394,122
IDEX Corp.	24,476	5,253,529
Illinois Tool Works, Inc.	87,843	22,938,443
Ingersoll Rand, Inc.	131,683	12,641,568
ITT, Inc.	26,268	3,680,672
Johnson Controls International PLC	217,993	16,469,371
L3Harris Technologies, Inc.	62,000	15,343,140
Lennox International, Inc.	10,437	6,289,023
Leonardo DRS, Inc. *	23,668	711,697
Lincoln Electric Holdings, Inc.	18,742	3,608,960
Loar Holdings, Inc. *	3,578	308,352
Lockheed Martin Corp.	69,213	37,793,759
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Masco Corp.	70,910	5,666,418
MasTec, Inc. *	19,900	2,445,511
MDU Resources Group, Inc.	65,908	1,901,446
Middleby Corp. *	17,694	2,294,912
Moog, Inc., Class A	9,170	1,729,462
Mueller Industries, Inc.	37,422	3,067,481
NEXTracker, Inc., Class A *	46,714	1,860,151
Nordson Corp.	17,962	4,452,600
Northrop Grumman Corp.	44,954	22,882,485
nVent Electric PLC	54,759	4,083,379
Oshkosh Corp.	21,664	2,214,927
Otis Worldwide Corp.	130,772	12,841,810
Owens Corning	28,614	5,058,669
PACCAR, Inc.	171,087	17,840,952
Parker-Hannifin Corp.	42,034	26,652,498
Pentair PLC	53,797	5,332,359
Quanta Services, Inc.	48,125	14,515,944
RBC Bearings, Inc. *	9,522	2,669,493
Regal Rexnord Corp.	21,589	3,595,432
Rockwell Automation, Inc.	36,996	9,867,203
RTX Corp.	434,143	52,526,962
Sensata Technologies Holding PLC	50,073	1,719,507
Simpson Manufacturing Co., Inc.	13,895	2,498,182
SiteOne Landscape Supply, Inc. *	14,826	2,071,785
Snap-on, Inc.	17,368	5,733,698
SPX Technologies, Inc. *	14,928	2,142,019
Stanley Black & Decker, Inc.	50,587	4,701,556
Textron, Inc.	61,149	4,917,603
Timken Co.	21,489	1,783,587
Toro Co.	34,370	2,766,098
Trane Technologies PLC	73,671	27,270,057
TransDigm Group, Inc.	18,347	23,893,298
Trex Co., Inc. *	36,051	2,554,213
UFP Industries, Inc.	19,682	2,407,896
United Rentals, Inc.	21,753	17,680,838
Valmont Industries, Inc.	6,592	2,054,595
Vertiv Holdings Co., Class A	122,612	13,400,265
Watsco, Inc.	11,333	5,360,622
Watts Water Technologies, Inc., Class A	9,019	1,718,931
WESCO International, Inc.	14,422	2,768,591
Westinghouse Air Brake Technologies Corp.	57,048	10,723,883
WillScot Holdings Corp. *	62,825	2,082,021
Woodward, Inc.	19,471	3,194,996
WW Grainger, Inc.	14,552	16,141,515
Xylem, Inc.	79,215	9,646,803
Zurn Elkay Water Solutions Corp.	47,808	1,725,869
		1,121,393,694

Commercial & Professional Services 1.5%
Amentum Holdings, Inc. *	41,237	1,226,388
Automatic Data Processing, Inc.	133,083	38,492,927
Booz Allen Hamilton Holding Corp., Class A	42,101	7,648,068
Broadridge Financial Solutions, Inc.	38,096	8,032,923
CACI International, Inc., Class A *	7,309	4,038,661
Casella Waste Systems, Inc., Class A *	20,149	1,972,184
Cintas Corp.	112,031	23,057,100
Clarivate PLC *	153,234	1,011,344
Clean Harbors, Inc. *	16,627	3,845,160
Concentrix Corp.	15,290	649,978
Copart, Inc. *	285,795	14,709,869
Dayforce, Inc. *	52,393	3,717,283
Dun & Bradstreet Holdings, Inc.	100,447	1,194,315
Equifax, Inc.	40,468	10,724,829
ExlService Holdings, Inc. *	53,913	2,246,555
SECURITY	NUMBER OF SHARES	VALUE ($)
Exponent, Inc.	16,733	1,579,261
FTI Consulting, Inc. *	11,714	2,285,167
Genpact Ltd.	54,268	2,071,410
Jacobs Solutions, Inc.	41,237	5,797,097
KBR, Inc.	43,923	2,943,280
Leidos Holdings, Inc.	43,919	8,044,204
Maximus, Inc.	19,991	1,728,022
MSA Safety, Inc.	12,118	2,010,982
Parsons Corp. *	15,099	1,633,108
Paychex, Inc.	104,115	14,506,343
Paycom Software, Inc.	15,879	3,319,187
Paylocity Holding Corp. *	14,121	2,606,313
RB Global, Inc.	60,772	5,149,819
Republic Services, Inc., Class A	66,631	13,192,938
Robert Half, Inc.	32,226	2,194,913
Rollins, Inc.	91,657	4,320,711
Science Applications International Corp.	16,170	2,333,169
SS&C Technologies Holdings, Inc.	69,168	4,836,918
Stericycle, Inc. *	30,283	1,861,496
Tetra Tech, Inc.	86,558	4,230,955
TransUnion	63,217	6,403,882
Veralto Corp.	80,708	8,247,551
Verisk Analytics, Inc., Class A	46,518	12,779,425
Waste Management, Inc.	119,310	25,753,064
		262,396,799

Consumer Discretionary Distribution & Retail 5.4%
Abercrombie & Fitch Co., Class A *	16,691	2,199,707
Amazon.com, Inc. *	3,048,591	568,257,362
AutoNation, Inc. *	8,671	1,348,080
AutoZone, Inc. *	5,587	16,811,283
Bath & Body Works, Inc.	73,959	2,098,956
Best Buy Co., Inc.	63,905	5,778,929
Burlington Stores, Inc. *	20,635	5,112,734
CarMax, Inc. *	50,946	3,687,472
Carvana Co., Class A *	37,240	9,209,824
Dick's Sporting Goods, Inc.	18,857	3,691,258
eBay, Inc.	159,590	9,178,021
Etsy, Inc. *	37,177	1,912,385
Floor & Decor Holdings, Inc., Class A *	34,604	3,565,942
GameStop Corp., Class A *	126,728	2,810,827
Gap, Inc.	72,258	1,500,799
Genuine Parts Co.	45,396	5,206,921
Home Depot, Inc.	323,628	127,428,525
Lithia Motors, Inc., Class A	8,693	2,889,292
LKQ Corp.	85,589	3,148,819
Lowe's Cos., Inc.	185,974	48,693,573
Murphy USA, Inc.	6,170	3,013,737
Ollie's Bargain Outlet Holdings, Inc. *	20,340	1,867,822
O'Reilly Automotive, Inc. *	18,971	21,876,219
Penske Automotive Group, Inc.	6,451	971,327
Pool Corp.	12,392	4,481,443
Ross Stores, Inc.	109,025	15,232,973
TJX Cos., Inc.	368,792	41,684,560
Tractor Supply Co.	35,224	9,352,324
Ulta Beauty, Inc. *	15,588	5,751,660
Valvoline, Inc. *	42,059	1,694,137
Williams-Sonoma, Inc.	41,636	5,584,637
		936,041,548

Consumer Durables & Apparel 0.9%
Brunswick Corp.	21,241	1,693,757
Champion Homes, Inc. *	17,149	1,513,056
Columbia Sportswear Co.	10,384	835,601
Crocs, Inc. *	19,798	2,134,620
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Deckers Outdoor Corp. *	49,835	8,017,953
DR Horton, Inc.	95,834	16,195,946
Garmin Ltd.	50,186	9,954,393
Hasbro, Inc.	43,117	2,829,769
Installed Building Products, Inc.	7,599	1,648,223
KB Home	23,247	1,824,890
Lennar Corp., Class A	82,155	13,990,997
Lululemon Athletica, Inc. *	37,591	11,198,359
Mattel, Inc. *	111,221	2,266,684
Meritage Homes Corp.	11,724	2,124,389
Mohawk Industries, Inc. *	17,045	2,288,632
NIKE, Inc., Class B	392,716	30,290,185
NVR, Inc. *	1,008	9,226,033
PulteGroup, Inc.	67,610	8,757,523
PVH Corp.	18,668	1,838,051
Ralph Lauren Corp., Class A	12,819	2,537,265
SharkNinja, Inc.	21,430	1,976,060
Skechers USA, Inc., Class A *	43,337	2,663,492
Tapestry, Inc.	74,489	3,534,503
Taylor Morrison Home Corp., Class A *	34,610	2,370,785
Tempur Sealy International, Inc.	57,230	2,741,889
Toll Brothers, Inc.	33,501	4,905,886
TopBuild Corp. *	9,791	3,459,944
VF Corp.	107,006	2,216,094
Whirlpool Corp.	17,925	1,855,417
		156,890,396

Consumer Services 2.3%
ADT, Inc.	116,929	841,889
Airbnb, Inc., Class A *	143,791	19,381,589
Aramark	85,923	3,250,467
Booking Holdings, Inc.	10,935	51,134,794
Boyd Gaming Corp.	21,968	1,522,163
Bright Horizons Family Solutions, Inc. *	19,073	2,545,673
Caesars Entertainment, Inc. *	70,442	2,821,202
Carnival Corp. *	330,110	7,262,420
Cava Group, Inc. *	26,465	3,534,665
Chipotle Mexican Grill, Inc., Class A *	447,557	24,960,254
Choice Hotels International, Inc. (a)	7,396	1,031,816
Churchill Downs, Inc.	23,822	3,337,462
Darden Restaurants, Inc.	38,547	6,168,291
Domino's Pizza, Inc.	11,380	4,708,247
DoorDash, Inc., Class A *	108,107	16,940,367
DraftKings, Inc., Class A *	159,817	5,644,736
Duolingo, Inc. *	12,371	3,624,332
Expedia Group, Inc. *	40,723	6,365,412
Flutter Entertainment PLC *	58,020	13,505,315
H&R Block, Inc.	45,779	2,734,380
Hilton Worldwide Holdings, Inc.	80,181	18,830,508
Hyatt Hotels Corp., Class A	14,623	2,126,915
Las Vegas Sands Corp.	114,965	5,960,935
Life Time Group Holdings, Inc. *	23,212	517,163
Light & Wonder, Inc. *	28,632	2,685,109
Marriott International, Inc., Class A	76,423	19,871,509
McDonald's Corp.	234,116	68,387,625
MGM Resorts International *	74,925	2,762,485
Norwegian Cruise Line Holdings Ltd. *	139,998	3,547,549
Planet Fitness, Inc., Class A *	27,546	2,162,912
Royal Caribbean Cruises Ltd.	77,367	15,964,681
Service Corp. International	46,678	3,811,259
Starbucks Corp.	369,733	36,122,914
Texas Roadhouse, Inc., Class A	21,694	4,146,157
Vail Resorts, Inc.	12,178	2,017,773
Viking Holdings Ltd. *	29,795	1,169,454
Wingstop, Inc.	9,677	2,783,976
Wyndham Hotels & Resorts, Inc.	26,359	2,328,027
SECURITY	NUMBER OF SHARES	VALUE ($)
Wynn Resorts Ltd.	30,203	2,900,092
Yum! Brands, Inc.	91,590	12,012,944
		391,425,461

Consumer Staples Distribution & Retail 1.9%
Albertsons Cos., Inc., Class A	128,673	2,328,981
BJ's Wholesale Club Holdings, Inc. *	44,045	3,731,933
Casey's General Stores, Inc.	11,974	4,717,996
Costco Wholesale Corp.	144,689	126,484,230
Dollar General Corp.	71,766	5,744,151
Dollar Tree, Inc. *	65,990	4,265,594
Kroger Co.	216,787	12,090,211
Maplebear, Inc. *	53,652	2,366,053
Performance Food Group Co. *	50,589	4,110,356
Sprouts Farmers Market, Inc. *	32,696	4,199,147
Sysco Corp.	160,414	12,023,029
Target Corp.	151,183	22,683,497
U.S. Foods Holding Corp. *	79,666	4,911,409
Walgreens Boots Alliance, Inc.	235,518	2,228,000
Walmart, Inc.	1,417,570	116,169,862
		328,054,449

Energy 3.4%
Antero Midstream Corp.	107,634	1,546,701
Antero Resources Corp. *	96,680	2,502,078
APA Corp.	119,125	2,811,350
Baker Hughes Co., Class A	324,017	12,338,567
ChampionX Corp.	63,418	1,789,656
Cheniere Energy, Inc.	73,797	14,123,270
Chevron Corp.	555,112	82,611,768
Chord Energy Corp.	20,417	2,554,167
Civitas Resources, Inc.	28,633	1,397,004
ConocoPhillips	379,111	41,527,819
Coterra Energy, Inc.	240,286	5,747,641
Devon Energy Corp.	203,563	7,873,817
Diamondback Energy, Inc.	61,237	10,824,865
DT Midstream, Inc.	31,234	2,815,745
EOG Resources, Inc.	185,571	22,632,239
EQT Corp.	193,936	7,086,421
Expand Energy Corp.	67,386	5,708,942
Exxon Mobil Corp.	1,449,982	169,328,898
Halliburton Co.	287,401	7,972,504
Hess Corp.	90,076	12,113,420
HF Sinclair Corp.	52,612	2,031,349
Kinder Morgan, Inc.	630,189	15,445,932
Marathon Oil Corp.	182,563	5,056,995
Marathon Petroleum Corp.	109,327	15,903,799
Matador Resources Co.	36,775	1,916,345
Murphy Oil Corp.	48,795	1,536,067
Noble Corp. PLC	45,248	1,447,031
NOV, Inc.	125,792	1,951,034
Occidental Petroleum Corp.	218,657	10,956,902
ONEOK, Inc.	190,980	18,502,142
Ovintiv, Inc.	85,658	3,357,794
Permian Resources Corp., Class A	206,292	2,811,760
Phillips 66	136,672	16,649,383
Range Resources Corp.	79,999	2,402,370
Schlumberger NV	463,560	18,574,849
Targa Resources Corp.	71,526	11,941,981
TechnipFMC PLC	139,982	3,736,120
Texas Pacific Land Corp.	6,186	7,212,876
Valero Energy Corp.	104,809	13,600,016
Weatherford International PLC	23,272	1,838,488
Williams Cos., Inc.	398,687	20,879,238
		593,059,343

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) 2.3%
Agree Realty Corp.	32,009	2,376,668
Alexandria Real Estate Equities, Inc.	50,849	5,672,206
American Homes 4 Rent, Class A	102,532	3,613,228
American Tower Corp.	152,682	32,603,714
Americold Realty Trust, Inc.	84,882	2,179,770
AvalonBay Communities, Inc.	46,370	10,276,056
Brixmor Property Group, Inc.	98,553	2,656,003
BXP, Inc.	47,345	3,814,113
Camden Property Trust	34,493	3,993,944
Crown Castle, Inc.	142,032	15,267,020
CubeSmart	72,751	3,480,408
Digital Realty Trust, Inc.	100,639	17,936,889
EastGroup Properties, Inc.	15,766	2,700,400
Equinix, Inc.	31,037	28,184,079
Equity LifeStyle Properties, Inc.	61,225	4,293,097
Equity Residential	111,379	7,837,740
Essential Properties Realty Trust, Inc.	56,830	1,800,943
Essex Property Trust, Inc.	20,921	5,938,635
Extra Space Storage, Inc.	69,280	11,313,424
Federal Realty Investment Trust	24,484	2,713,807
First Industrial Realty Trust, Inc.	42,795	2,246,310
Gaming & Leisure Properties, Inc.	90,366	4,535,470
Healthcare Realty Trust, Inc., Class A	118,494	2,035,727
Healthpeak Properties, Inc.	229,194	5,145,405
Host Hotels & Resorts, Inc.	229,147	3,950,494
Invitation Homes, Inc.	185,934	5,840,187
Iron Mountain, Inc.	95,876	11,862,737
Kimco Realty Corp.	219,675	5,210,691
Kite Realty Group Trust	73,215	1,879,429
Lamar Advertising Co., Class A	28,259	3,730,188
Lineage, Inc.	19,172	1,419,495
Mid-America Apartment Communities, Inc.	37,958	5,744,564
NNN REIT, Inc.	60,524	2,629,163
Omega Healthcare Investors, Inc.	84,106	3,571,982
Prologis, Inc.	301,882	34,094,553
Public Storage	51,478	16,939,351
Realty Income Corp.	284,520	16,891,952
Regency Centers Corp.	53,054	3,790,178
Rexford Industrial Realty, Inc.	72,267	3,099,532
Ryman Hospitality Properties, Inc.	19,484	2,085,762
SBA Communications Corp., Class A	35,091	8,052,332
Simon Property Group, Inc.	100,139	16,935,508
STAG Industrial, Inc.	58,850	2,193,928
Sun Communities, Inc.	38,258	5,076,071
Terreno Realty Corp.	32,271	1,934,646
UDR, Inc.	97,969	4,133,312
Ventas, Inc.	134,088	8,781,423
VICI Properties, Inc., Class A	341,626	10,850,042
Vornado Realty Trust	52,846	2,188,353
Welltower, Inc.	189,151	25,512,687
Weyerhaeuser Co.	237,557	7,402,276
WP Carey, Inc.	72,316	4,029,447
		402,445,339

Financial Services 8.1%
Affiliated Managers Group, Inc.	9,646	1,870,359
Affirm Holdings, Inc. *	78,578	3,445,645
AGNC Investment Corp.	254,807	2,372,253
Ally Financial, Inc.	88,935	3,117,172
American Express Co.	183,293	49,503,773
Ameriprise Financial, Inc.	32,145	16,403,594
Annaly Capital Management, Inc.	164,681	3,130,586
Apollo Global Management, Inc.	147,074	21,069,821
ARES Management Corp., Class A	60,262	10,104,732
SECURITY	NUMBER OF SHARES	VALUE ($)
Bank of New York Mellon Corp.	241,034	18,164,322
Berkshire Hathaway, Inc., Class B *	597,831	269,573,955
Blackrock, Inc.	45,422	44,560,345
Blackstone, Inc.	234,895	39,403,636
Block, Inc. *	181,519	13,127,454
Blue Owl Capital, Inc., Class A	168,585	3,769,561
Capital One Financial Corp.	124,666	20,294,378
Carlyle Group, Inc.	68,752	3,439,663
Cboe Global Markets, Inc.	34,149	7,293,202
Charles Schwab Corp. (b)	483,700	34,260,471
CME Group, Inc.	117,668	26,517,660
Coinbase Global, Inc., Class A *	66,344	11,892,162
Corebridge Financial, Inc.	79,339	2,520,600
Corpay, Inc. *	22,669	7,474,423
Credit Acceptance Corp. *	2,171	922,675
Discover Financial Services	81,941	12,162,503
Enact Holdings, Inc.	10,030	341,923
Equitable Holdings, Inc.	101,216	4,589,133
Essent Group Ltd.	33,655	2,019,637
Evercore, Inc., Class A	11,558	3,053,277
FactSet Research Systems, Inc.	12,429	5,643,512
Fidelity National Information Services, Inc.	178,278	15,996,885
FirstCash Holdings, Inc.	12,765	1,320,795
Fiserv, Inc. *	187,839	37,173,338
Franklin Resources, Inc.	99,212	2,060,633
Global Payments, Inc.	83,123	8,620,686
Goldman Sachs Group, Inc.	103,039	53,352,564
Hamilton Lane, Inc., Class A	13,209	2,372,865
Houlihan Lokey, Inc., Class A	17,473	3,018,810
Interactive Brokers Group, Inc., Class A	35,739	5,453,057
Intercontinental Exchange, Inc.	187,596	29,240,589
Invesco Ltd.	147,753	2,562,037
Jack Henry & Associates, Inc.	23,563	4,286,817
Jackson Financial, Inc., Class A	24,473	2,446,076
Janus Henderson Group PLC	41,519	1,715,150
Jefferies Financial Group, Inc.	53,200	3,403,736
KKR & Co., Inc.	220,202	30,440,724
Lazard, Inc.	36,704	1,944,945
LPL Financial Holdings, Inc.	24,345	6,869,672
MarketAxess Holdings, Inc.	12,381	3,583,309
Mastercard, Inc., Class A	269,264	134,521,602
MGIC Investment Corp.	84,341	2,111,899
Moody's Corp.	51,234	23,262,285
Morgan Stanley	407,086	47,323,747
Morningstar, Inc.	8,804	2,888,152
Mr. Cooper Group, Inc. *	20,701	1,833,074
MSCI, Inc., Class A	25,706	14,683,267
Nasdaq, Inc.	135,235	9,996,571
Northern Trust Corp.	65,725	6,606,677
OneMain Holdings, Inc.	39,470	1,960,475
PayPal Holdings, Inc. *	334,171	26,499,760
PennyMac Financial Services, Inc.	10,352	1,031,887
Radian Group, Inc.	48,766	1,702,421
Raymond James Financial, Inc.	60,491	8,965,976
Rithm Capital Corp.	170,784	1,808,603
Robinhood Markets, Inc., Class A *	231,994	5,449,539
S&P Global, Inc.	104,502	50,198,581
SEI Investments Co.	31,173	2,330,493
Shift4 Payments, Inc., Class A *	21,287	1,925,196
SoFi Technologies, Inc. *	350,244	3,912,225
Starwood Property Trust, Inc.	104,951	2,071,733
State Street Corp.	97,515	9,049,392
Stifel Financial Corp.	33,457	3,466,814
Synchrony Financial	128,851	7,104,844
T. Rowe Price Group, Inc.	72,648	7,981,109
Toast, Inc., Class A *	132,058	3,965,702
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tradeweb Markets, Inc., Class A	37,583	4,773,041
Visa, Inc., Class A	545,174	158,018,684
Voya Financial, Inc.	32,011	2,570,483
WEX, Inc. *	13,641	2,354,437
		1,408,273,784

Food, Beverage & Tobacco 2.4%
Altria Group, Inc.	557,395	30,355,732
Archer-Daniels-Midland Co.	156,135	8,620,213
Brown-Forman Corp., Class B	77,099	3,394,669
Bunge Global SA	46,867	3,937,765
Campbell Soup Co.	64,545	3,011,024
Celsius Holdings, Inc. *	52,286	1,572,763
Coca-Cola Co.	1,265,899	82,675,864
Coca-Cola Consolidated, Inc.	1,922	2,160,828
Conagra Brands, Inc.	157,208	4,549,599
Constellation Brands, Inc., Class A	51,187	11,892,788
Darling Ingredients, Inc. *	51,251	2,004,427
Flowers Foods, Inc.	66,191	1,471,426
Freshpet, Inc. *	15,828	2,097,843
General Mills, Inc.	181,688	12,358,418
Hershey Co.	48,170	8,554,029
Hormel Foods Corp.	92,993	2,840,936
Ingredion, Inc.	20,986	2,786,101
J.M. Smucker Co.	34,892	3,960,591
Kellanova	87,656	7,069,456
Keurig Dr. Pepper, Inc.	368,020	12,126,259
Kraft Heinz Co.	287,852	9,631,528
Lamb Weston Holdings, Inc.	46,319	3,598,523
Lancaster Colony Corp.	6,244	1,083,958
McCormick & Co., Inc. - Non Voting Shares	81,932	6,410,360
Molson Coors Beverage Co., Class B	57,300	3,121,131
Mondelez International, Inc., Class A	436,357	29,881,727
Monster Beverage Corp. *	230,462	12,140,738
PepsiCo, Inc.	448,275	74,449,512
Philip Morris International, Inc.	507,433	67,336,359
Pilgrim's Pride Corp. *	13,039	631,609
Post Holdings, Inc. *	15,446	1,686,858
Tyson Foods, Inc., Class A	93,201	5,460,647
		422,873,681

Health Care Equipment & Services 4.5%
Abbott Laboratories	567,612	64,350,172
Acadia Healthcare Co., Inc. *	29,408	1,255,428
Align Technology, Inc. *	22,839	4,682,680
Baxter International, Inc.	167,577	5,982,499
Becton Dickinson & Co.	94,311	22,030,107
Boston Scientific Corp. *	481,053	40,418,073
Cardinal Health, Inc.	79,502	8,627,557
Cencora, Inc.	56,930	12,984,594
Centene Corp. *	171,897	10,702,307
Chemed Corp.	4,831	2,609,899
Cigna Group	91,144	28,693,043
Cooper Cos., Inc. *	65,497	6,856,226
CorVel Corp. *	2,949	878,271
CVS Health Corp.	411,179	23,215,166
DaVita, Inc. *	15,078	2,108,055
DENTSPLY SIRONA, Inc.	68,524	1,587,701
Dexcom, Inc. *	130,392	9,190,028
Edwards Lifesciences Corp. *	196,874	13,192,527
Elevance Health, Inc.	75,631	30,688,035
Encompass Health Corp.	33,148	3,296,900
Ensign Group, Inc.	18,467	2,862,200
GE HealthCare Technologies, Inc.	149,269	13,038,647
Glaukos Corp. *	17,913	2,368,994
SECURITY	NUMBER OF SHARES	VALUE ($)
Globus Medical, Inc., Class A *	37,260	2,740,100
HCA Healthcare, Inc.	60,643	21,755,070
HealthEquity, Inc. *	28,127	2,397,827
Henry Schein, Inc. *	41,153	2,890,175
Hologic, Inc. *	75,345	6,093,150
Humana, Inc.	39,355	10,146,900
IDEXX Laboratories, Inc. *	26,892	10,942,893
Inspire Medical Systems, Inc. *	9,374	1,828,305
Insulet Corp. *	22,676	5,250,174
Intuitive Surgical, Inc. *	115,764	58,326,534
Labcorp Holdings, Inc.	27,374	6,248,663
Lantheus Holdings, Inc. *	22,718	2,495,345
Masimo Corp. *	13,910	2,003,179
McKesson Corp.	42,411	21,230,522
Medtronic PLC	418,904	37,387,182
Merit Medical Systems, Inc. *	18,874	1,862,109
Molina Healthcare, Inc. *	19,158	6,153,933
Option Care Health, Inc. *	54,110	1,246,694
PACS Group, Inc. *	12,094	516,172
Penumbra, Inc. *	12,511	2,863,393
Quest Diagnostics, Inc.	36,324	5,624,045
R1 RCM, Inc. *	51,057	728,073
ResMed, Inc.	48,005	11,639,772
Solventum Corp. *	44,451	3,226,254
STERIS PLC	32,185	7,140,242
Stryker Corp.	111,896	39,866,307
Teleflex, Inc.	15,519	3,120,250
Tenet Healthcare Corp. *	31,325	4,856,002
UnitedHealth Group, Inc.	301,371	170,123,930
Universal Health Services, Inc., Class B	19,433	3,970,356
Veeva Systems, Inc., Class A *	48,461	10,120,111
Zimmer Biomet Holdings, Inc.	66,465	7,106,438
		783,519,209

Household & Personal Products 1.2%
BellRing Brands, Inc. *	41,705	2,745,440
Church & Dwight Co., Inc.	79,860	7,978,813
Clorox Co.	40,306	6,390,516
Colgate-Palmolive Co.	266,817	25,003,421
Coty, Inc., Class A *	117,200	871,968
elf Beauty, Inc. *	18,411	1,937,758
Estee Lauder Cos., Inc., Class A	76,121	5,247,782
Kenvue, Inc.	625,043	14,332,236
Kimberly-Clark Corp.	109,966	14,755,238
Procter & Gamble Co.	768,279	126,904,325
Reynolds Consumer Products, Inc.	17,315	466,639
		206,634,136

Insurance 2.2%
Aflac, Inc.	164,914	17,281,338
Allstate Corp.	86,335	16,103,204
American Financial Group, Inc.	23,413	3,018,638
American International Group, Inc.	210,192	15,949,369
Aon PLC, Class A	71,037	26,061,344
Arch Capital Group Ltd. *	122,427	12,066,405
Arthur J Gallagher & Co.	71,653	20,148,824
Assurant, Inc.	17,184	3,294,173
Axis Capital Holdings Ltd.	24,471	1,915,100
Brown & Brown, Inc.	77,469	8,106,356
Chubb Ltd.	122,808	34,685,891
Cincinnati Financial Corp.	51,072	7,192,470
CNA Financial Corp.	6,753	323,536
Enstar Group Ltd. *	4,036	1,301,610
Erie Indemnity Co., Class A	8,119	3,644,132
Everest Group Ltd.	14,118	5,020,502
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
F&G Annuities & Life, Inc.	5,666	227,207
Fidelity National Financial, Inc.	84,690	5,095,797
First American Financial Corp.	32,764	2,101,811
Globe Life, Inc.	29,354	3,099,782
Hanover Insurance Group, Inc.	11,702	1,735,758
Hartford Financial Services Group, Inc.	95,681	10,567,010
Kinsale Capital Group, Inc.	7,207	3,085,389
Lincoln National Corp.	56,360	1,958,510
Loews Corp.	58,703	4,635,189
Markel Group, Inc. *	4,224	6,513,450
Marsh & McLennan Cos., Inc.	160,430	35,012,243
MetLife, Inc.	192,131	15,066,913
Old Republic International Corp.	77,506	2,707,284
Primerica, Inc.	10,962	3,034,391
Principal Financial Group, Inc.	69,465	5,723,916
Progressive Corp.	191,229	46,436,138
Prudential Financial, Inc.	116,593	14,280,311
Reinsurance Group of America, Inc.	21,785	4,598,378
RenaissanceRe Holdings Ltd.	17,037	4,470,509
RLI Corp.	13,544	2,112,458
Ryan Specialty Holdings, Inc., Class A	32,834	2,162,776
Selective Insurance Group, Inc.	20,045	1,820,487
Travelers Cos., Inc.	74,503	18,323,268
Unum Group	55,624	3,569,948
W.R. Berkley Corp.	98,229	5,615,752
Willis Towers Watson PLC	33,201	10,033,010
		390,100,577

Materials 2.5%
Air Products & Chemicals, Inc.	72,643	22,557,831
Albemarle Corp.	38,012	3,600,877
Alcoa Corp.	84,336	3,381,030
Amcor PLC	468,610	5,215,629
Anglogold Ashanti PLC (a)	112,112	3,116,714
AptarGroup, Inc.	21,867	3,671,688
ATI, Inc. *	40,910	2,156,366
Avery Dennison Corp.	26,243	5,433,088
Axalta Coating Systems Ltd. *	70,648	2,678,972
Balchem Corp.	10,805	1,808,001
Ball Corp.	99,186	5,876,770
Berry Global Group, Inc.	38,005	2,677,452
Cabot Corp.	17,681	1,906,542
Carpenter Technology Corp.	16,304	2,437,448
Celanese Corp., Class A	35,470	4,468,156
CF Industries Holdings, Inc.	58,812	4,836,111
Cleveland-Cliffs, Inc. *	150,851	1,958,046
Commercial Metals Co.	36,187	1,946,861
Corteva, Inc.	226,037	13,770,174
CRH PLC	222,825	21,264,190
Crown Holdings, Inc.	39,187	3,665,944
Dow, Inc.	228,756	11,295,971
DuPont de Nemours, Inc.	136,229	11,305,645
Eagle Materials, Inc.	10,966	3,130,354
Eastman Chemical Co.	38,573	4,053,637
Ecolab, Inc.	82,744	20,332,683
Element Solutions, Inc.	73,899	2,002,663
FMC Corp.	41,511	2,697,800
Freeport-McMoRan, Inc.	469,427	21,133,603
Graphic Packaging Holding Co.	97,603	2,758,261
International Flavors & Fragrances, Inc.	83,462	8,298,627
International Paper Co.	113,396	6,298,014
Linde PLC	156,872	71,557,163
Louisiana-Pacific Corp.	20,391	2,016,670
LyondellBasell Industries NV, Class A	85,223	7,401,617
Martin Marietta Materials, Inc.	19,925	11,802,374
SECURITY	NUMBER OF SHARES	VALUE ($)
Mosaic Co.	103,329	2,765,084
NewMarket Corp.	2,468	1,295,626
Newmont Corp.	374,657	17,024,414
Nucor Corp.	77,515	10,994,728
Olin Corp.	37,941	1,556,719
Packaging Corp. of America	29,073	6,655,973
PPG Industries, Inc.	76,008	9,463,756
Reliance, Inc.	17,915	5,129,781
Royal Gold, Inc.	21,766	3,179,142
RPM International, Inc.	42,035	5,343,069
Sealed Air Corp.	47,196	1,707,551
Sherwin-Williams Co.	75,637	27,136,286
Silgan Holdings, Inc.	27,479	1,421,763
Smurfit WestRock PLC	161,270	8,305,405
Sonoco Products Co.	30,782	1,616,671
Steel Dynamics, Inc.	46,822	6,110,271
Summit Materials, Inc., Class A *	39,104	1,853,921
U.S. Steel Corp.	73,982	2,874,201
Vulcan Materials Co.	43,022	11,785,016
Westlake Corp.	10,589	1,397,113
		432,129,462

Media & Entertainment 7.8%
Alphabet, Inc., Class A	1,912,171	327,191,580
Alphabet, Inc., Class C	1,567,563	270,702,454
Charter Communications, Inc., Class A *	31,747	10,400,635
Comcast Corp., Class A	1,260,542	55,047,869
Electronic Arts, Inc.	78,668	11,867,068
Endeavor Group Holdings, Inc., Class A (a)	62,295	1,837,080
Fox Corp., Class A	112,799	4,737,558
Interpublic Group of Cos., Inc.	121,830	3,581,802
Liberty Broadband Corp., Class C *	36,372	2,939,585
Liberty Media Corp.-Liberty Formula One, Class C *	71,662	5,721,494
Live Nation Entertainment, Inc. *	51,107	5,986,674
Match Group, Inc. *	84,056	3,028,538
Meta Platforms, Inc., Class A	713,019	404,695,324
Netflix, Inc. *	140,064	105,892,586
New York Times Co., Class A	52,444	2,928,473
News Corp., Class A	161,637	4,404,608
Nexstar Media Group, Inc., Class A	10,109	1,778,375
Omnicom Group, Inc.	63,674	6,431,074
Paramount Global, Class B	194,111	2,123,574
Pinterest, Inc., Class A *	198,376	6,306,373
Reddit, Inc., Class A *	26,328	3,140,930
ROBLOX Corp., Class A *	172,151	8,903,650
Roku, Inc. *	41,433	2,655,027
Sirius XM Holdings, Inc. (a)	71,833	1,915,068
Snap, Inc., Class A *	341,262	4,149,746
Take-Two Interactive Software, Inc. *	53,222	8,607,062
TKO Group Holdings, Inc. *	21,674	2,530,873
Trade Desk, Inc., Class A *	146,293	17,585,881
Walt Disney Co.	591,821	56,933,180
Warner Bros Discovery, Inc. *	732,648	5,956,428
		1,349,980,569

Pharmaceuticals, Biotechnology & Life Sciences 6.5%
AbbVie, Inc.	576,473	117,525,550
Agilent Technologies, Inc.	95,312	12,420,107
Alnylam Pharmaceuticals, Inc. *	41,899	11,169,854
Amgen, Inc.	175,365	56,144,858
Apellis Pharmaceuticals, Inc. *	35,268	961,406
Avantor, Inc. *	221,897	4,963,836
Avidity Biosciences, Inc. *	38,268	1,617,206
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Biogen, Inc. *	47,592	8,281,008
BioMarin Pharmaceutical, Inc. *	61,704	4,065,677
Bio-Rad Laboratories, Inc., Class A *	6,235	2,233,315
Bio-Techne Corp.	51,921	3,829,174
Blueprint Medicines Corp. *	20,699	1,811,369
Bridgebio Pharma, Inc. *	46,048	1,077,984
Bristol-Myers Squibb Co.	662,557	36,950,804
Bruker Corp.	35,990	2,037,394
Catalent, Inc. *	59,744	3,500,998
Charles River Laboratories International, Inc. *	16,899	3,017,823
Cytokinetics, Inc. *	38,454	1,961,154
Danaher Corp.	209,777	51,533,818
Elanco Animal Health, Inc. *	163,440	2,065,882
Eli Lilly & Co.	257,454	213,619,882
Exact Sciences Corp. *	60,391	4,162,752
Exelixis, Inc. *	93,088	3,090,522
Gilead Sciences, Inc.	406,104	36,070,157
Halozyme Therapeutics, Inc. *	41,568	2,102,094
Illumina, Inc. *	51,795	7,465,731
Immunovant, Inc. *	21,522	629,734
Incyte Corp. *	52,673	3,904,123
Insmed, Inc. *	56,167	3,778,916
Intra-Cellular Therapies, Inc. *	32,578	2,760,985
Ionis Pharmaceuticals, Inc. *	51,551	1,979,043
IQVIA Holdings, Inc. *	56,578	11,644,884
Jazz Pharmaceuticals PLC *	20,615	2,268,268
Johnson & Johnson	785,640	125,592,410
Krystal Biotech, Inc. *	8,261	1,425,270
Madrigal Pharmaceuticals, Inc. *	5,537	1,435,966
Medpace Holdings, Inc. *	7,840	2,463,485
Merck & Co., Inc.	827,272	84,646,471
Mettler-Toledo International, Inc. *	6,925	8,945,369
Moderna, Inc. *	110,385	6,000,529
Natera, Inc. *	40,441	4,891,743
Neurocrine Biosciences, Inc. *	33,303	4,005,352
Nuvalent, Inc., Class A *	12,202	1,079,755
Organon & Co.	83,300	1,564,374
Pfizer, Inc.	1,849,038	52,327,775
Regeneron Pharmaceuticals, Inc. *	34,697	29,083,025
Repligen Corp. *	17,121	2,298,837
REVOLUTION Medicines, Inc. *	51,302	2,744,657
Revvity, Inc.	40,145	4,760,796
Roivant Sciences Ltd. *	142,214	1,642,572
Royalty Pharma PLC, Class A	127,931	3,454,137
Sarepta Therapeutics, Inc. *	30,859	3,888,234
Summit Therapeutics, Inc. *	45,071	837,870
Thermo Fisher Scientific, Inc.	124,670	68,109,714
Ultragenyx Pharmaceutical, Inc. *	30,112	1,535,411
United Therapeutics Corp. *	14,515	5,428,174
Vaxcyte, Inc. *	36,395	3,870,608
Vertex Pharmaceuticals, Inc. *	84,174	40,065,140
Viatris, Inc.	384,251	4,457,312
Viking Therapeutics, Inc. *	36,221	2,627,471
Waters Corp. *	19,362	6,256,056
West Pharmaceutical Services, Inc.	23,693	7,295,785
Zoetis, Inc.	148,070	26,471,955
		1,129,852,561

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	98,433	12,891,770
CoStar Group, Inc. *	133,546	9,720,813
Jones Lang LaSalle, Inc. *	15,496	4,198,796
Zillow Group, Inc., Class C *	49,183	2,955,407
		29,766,786

SECURITY	NUMBER OF SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment 10.7%
Advanced Micro Devices, Inc. *	528,216	76,100,079
Amkor Technology, Inc.	37,312	949,590
Analog Devices, Inc.	162,023	36,148,951
Applied Materials, Inc.	270,222	49,066,911
Astera Labs, Inc. *	6,538	458,706
Broadcom, Inc.	1,519,190	257,912,886
Cirrus Logic, Inc. *	17,283	1,898,019
Enphase Energy, Inc. *	44,730	3,714,379
Entegris, Inc.	49,191	5,150,790
First Solar, Inc. *	34,977	6,802,327
GLOBALFOUNDRIES, Inc. *	27,339	997,873
Intel Corp.	1,394,616	30,012,136
KLA Corp.	43,833	29,202,860
Lam Research Corp.	425,240	31,616,594
Lattice Semiconductor Corp. *	45,121	2,285,830
MACOM Technology Solutions Holdings, Inc. *	18,957	2,130,767
Marvell Technology, Inc.	282,822	22,656,870
Microchip Technology, Inc.	174,848	12,828,598
Micron Technology, Inc.	361,558	36,029,255
MKS Instruments, Inc.	21,823	2,167,679
Monolithic Power Systems, Inc.	15,923	12,090,334
NVIDIA Corp.	8,028,574	1,065,873,484
NXP Semiconductors NV	83,104	19,487,888
ON Semiconductor Corp. *	139,844	9,857,604
Onto Innovation, Inc. *	16,218	3,216,516
Qorvo, Inc. *	30,796	2,194,523
QUALCOMM, Inc.	363,507	59,168,034
Skyworks Solutions, Inc.	52,003	4,554,423
Teradyne, Inc.	53,214	5,651,859
Texas Instruments, Inc.	297,986	60,538,836
Universal Display Corp.	14,402	2,596,969
		1,853,361,570

Software & Services 11.4%
Accenture PLC, Class A	204,430	70,491,553
ACI Worldwide, Inc. *	33,990	1,672,308
Adobe, Inc. *	144,710	69,182,957
Akamai Technologies, Inc. *	49,340	4,987,287
Altair Engineering, Inc., Class A *	19,298	2,006,799
Amdocs Ltd.	38,299	3,360,546
ANSYS, Inc. *	28,520	9,138,093
Appfolio, Inc., Class A *	7,497	1,558,401
AppLovin Corp., Class A *	69,907	11,841,547
Aspen Technology, Inc. *	8,656	2,031,823
Atlassian Corp., Class A *	52,060	9,815,392
Aurora Innovation, Inc. *	323,013	1,678,053
Autodesk, Inc. *	70,375	19,972,425
Bentley Systems, Inc., Class B	50,027	2,414,303
Bill Holdings, Inc. *	30,440	1,776,478
Box, Inc., Class A *	47,290	1,501,930
Cadence Design Systems, Inc. *	89,471	24,704,733
CCC Intelligent Solutions Holdings, Inc. *	134,986	1,405,204
Cloudflare, Inc., Class A *	98,690	8,656,100
Cognizant Technology Solutions Corp., Class A	161,765	12,066,051
CommVault Systems, Inc. *	14,226	2,221,959
Confluent, Inc., Class A *	81,049	2,121,052
Crowdstrike Holdings, Inc., Class A *	75,471	22,405,076
Datadog, Inc., Class A *	101,401	12,719,742
DocuSign, Inc., Class A *	67,074	4,653,594
Dropbox, Inc., Class A *	76,515	1,977,913
Dynatrace, Inc. *	97,210	5,229,898
Elastic NV *	27,292	2,189,637
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
EPAM Systems, Inc. *	18,597	3,508,324
Fair Isaac Corp. *	8,009	15,962,818
Fortinet, Inc. *	207,492	16,321,321
Gartner, Inc. *	25,208	12,667,020
Gen Digital, Inc.	176,701	5,143,766
Gitlab, Inc., Class A *	37,724	2,027,665
GoDaddy, Inc., Class A *	45,982	7,669,798
Guidewire Software, Inc. *	26,980	5,025,295
HashiCorp, Inc., Class A *	49,777	1,685,449
HubSpot, Inc. *	16,728	9,280,527
Informatica, Inc., Class A *	21,777	594,512
International Business Machines Corp.	300,582	62,136,311
Intuit, Inc.	91,234	55,680,110
Kyndryl Holdings, Inc. *	75,288	1,723,342
Manhattan Associates, Inc. *	19,979	5,261,670
Microsoft Corp.	2,425,882	985,757,151
MicroStrategy, Inc., Class A *	57,093	13,959,239
MongoDB, Inc., Class A *	23,976	6,483,110
Nutanix, Inc., Class A *	80,359	4,990,294
Okta, Inc. *	53,001	3,810,242
Oracle Corp.	521,661	87,555,582
Palantir Technologies, Inc., Class A *	658,281	27,358,158
Palo Alto Networks, Inc. *	105,596	38,049,407
Pegasystems, Inc.	14,430	1,146,319
Procore Technologies, Inc. *	34,619	2,272,737
PTC, Inc. *	38,934	7,215,638
QXO, Inc. (a)	80,186	1,220,431
Roper Technologies, Inc.	34,948	18,792,588
Salesforce, Inc.	316,247	92,144,888
Samsara, Inc., Class A *	66,913	3,197,772
SentinelOne, Inc., Class A *	93,657	2,415,414
ServiceNow, Inc. *	67,231	62,725,851
Smartsheet, Inc., Class A *	44,734	2,523,892
Snowflake, Inc., Class A *	109,419	12,563,490
SPS Commerce, Inc. *	12,131	2,001,615
Synopsys, Inc. *	50,059	25,710,803
Twilio, Inc., Class A *	52,421	4,227,754
Tyler Technologies, Inc. *	13,882	8,406,800
UiPath, Inc., Class A *	145,663	1,800,395
Unity Software, Inc. *	94,665	1,900,873
Varonis Systems, Inc., Class B *	36,538	1,840,419
VeriSign, Inc. *	27,270	4,822,427
Workday, Inc., Class A *	69,410	16,231,529
Zeta Global Holdings Corp., Class A *	65,800	1,821,344
Zoom Video Communications, Inc., Class A *	86,515	6,466,131
Zscaler, Inc. *	30,618	5,535,428
		1,973,416,503

Technology Hardware & Equipment 8.3%
Amphenol Corp., Class A	393,299	26,358,899
Apple, Inc.	4,962,095	1,120,986,881
Arista Networks, Inc. *	84,005	32,462,892
Arrow Electronics, Inc. *	17,549	2,082,540
Badger Meter, Inc.	9,639	1,928,282
CDW Corp.	43,621	8,210,781
Ciena Corp. *	47,580	3,021,806
Cisco Systems, Inc.	1,314,393	71,989,305
Cognex Corp.	54,881	2,207,863
Coherent Corp. *	50,089	4,630,227
Corning, Inc.	251,485	11,968,171
Dell Technologies, Inc., Class C	94,025	11,624,311
F5, Inc. *	18,835	4,405,130
Fabrinet *	11,889	2,864,892
Flex Ltd. *	129,378	4,485,535
Hewlett Packard Enterprise Co.	424,402	8,271,595
SECURITY	NUMBER OF SHARES	VALUE ($)
HP, Inc.	319,595	11,352,014
Insight Enterprises, Inc. *	9,153	1,601,043
Jabil, Inc.	37,017	4,556,423
Juniper Networks, Inc.	105,624	4,108,774
Keysight Technologies, Inc. *	57,010	8,495,060
Littelfuse, Inc.	8,248	2,017,708
Motorola Solutions, Inc.	54,545	24,509,796
NetApp, Inc.	67,145	7,742,490
Novanta, Inc. *	11,672	1,987,041
Pure Storage, Inc., Class A *	101,161	5,063,108
Seagate Technology Holdings PLC	68,606	6,885,984
Super Micro Computer, Inc. *	164,630	4,792,379
TD SYNNEX Corp.	24,774	2,857,681
TE Connectivity PLC	98,932	14,584,555
Teledyne Technologies, Inc. *	15,186	6,914,490
Trimble, Inc. *	79,487	4,808,964
Ubiquiti, Inc.	1,380	366,652
Vontier Corp.	51,143	1,896,382
Western Digital Corp. *	106,685	6,967,597
Zebra Technologies Corp., Class A *	16,744	6,395,706
		1,445,402,957

Telecommunication Services 0.9%
AT&T, Inc.	2,339,647	52,735,643
Frontier Communications Parent, Inc. *	72,288	2,582,850
GCI Liberty, Inc. *(c)	32,171	0
Lumen Technologies, Inc. *	332,328	2,123,576
T-Mobile U.S., Inc.	160,186	35,747,108
Verizon Communications, Inc.	1,373,839	57,879,837
		151,069,014

Transportation 1.5%
Alaska Air Group, Inc. *	40,615	1,945,865
American Airlines Group, Inc. *	214,308	2,871,727
CH Robinson Worldwide, Inc.	38,559	3,973,119
CSX Corp.	631,973	21,259,572
Delta Air Lines, Inc.	209,414	11,982,669
Expeditors International of Washington, Inc.	45,833	5,454,127
FedEx Corp.	73,628	20,163,028
GXO Logistics, Inc. *	39,400	2,356,514
JB Hunt Transport Services, Inc.	26,285	4,747,597
Kirby Corp. *	18,735	2,150,029
Knight-Swift Transportation Holdings, Inc.	51,688	2,691,911
Landstar System, Inc.	11,273	1,981,455
Norfolk Southern Corp.	73,815	18,485,490
Old Dominion Freight Line, Inc.	61,578	12,396,883
Ryder System, Inc.	14,269	2,087,269
Saia, Inc. *	8,642	4,222,568
Southwest Airlines Co.	195,010	5,963,406
Uber Technologies, Inc. *	685,607	49,397,984
U-Haul Holding Co., Non Voting Shares	32,569	2,223,160
Union Pacific Corp.	198,821	46,140,389
United Airlines Holdings, Inc. *	107,200	8,389,472
United Parcel Service, Inc., Class B	239,213	32,068,895
XPO, Inc. *	38,129	4,976,978
		267,930,107

Utilities 2.4%
AES Corp.	231,207	3,812,603
Alliant Energy Corp.	83,260	4,995,600
Ameren Corp.	87,092	7,586,584
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
American Electric Power Co., Inc.	173,213	17,104,784
American Water Works Co., Inc.	63,662	8,792,359
Atmos Energy Corp.	50,617	7,024,627
Avangrid, Inc.	20,665	737,947
CenterPoint Energy, Inc.	213,301	6,298,778
CMS Energy Corp.	97,495	6,786,627
Consolidated Edison, Inc.	112,894	11,479,062
Constellation Energy Corp.	102,220	26,879,771
Dominion Energy, Inc.	274,162	16,320,864
DTE Energy Co.	67,498	8,384,602
Duke Energy Corp.	252,203	29,071,440
Edison International	126,135	10,393,524
Entergy Corp.	69,786	10,801,477
Essential Utilities, Inc.	81,150	3,132,390
Evergy, Inc.	74,630	4,510,637
Eversource Energy	116,986	7,703,528
Exelon Corp.	326,365	12,826,144
FirstEnergy Corp.	167,285	6,997,532
IDACORP, Inc.	17,459	1,806,657
National Fuel Gas Co.	30,539	1,848,526
NextEra Energy, Inc.	670,503	53,137,363
NiSource, Inc.	145,831	5,127,418
NRG Energy, Inc.	67,442	6,096,757
OGE Energy Corp.	64,108	2,563,679
PG&E Corp.	698,097	14,115,521
Pinnacle West Capital Corp.	36,560	3,210,334
Portland General Electric Co.	33,396	1,582,970
PPL Corp.	240,773	7,839,569
Public Service Enterprise Group, Inc.	162,711	14,547,990
Sempra	206,629	17,226,660
Southern Co.	357,330	32,527,750
Southwest Gas Holdings, Inc.	19,799	1,450,277
UGI Corp.	71,292	1,704,592
Vistra Corp.	112,307	14,033,883
WEC Energy Group, Inc.	103,250	9,863,472
Xcel Energy, Inc.	181,911	12,153,474
		412,477,772
Total Common Stocks (Cost $3,451,133,892)		17,314,792,816

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82% (d)	34,247,339	34,247,339
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82% (d)(e)	9,146,230	9,146,230
		43,393,569
Total Short-Term Investments (Cost $43,393,569)		43,393,569
Total Investments in Securities (Cost $3,494,527,461)		17,358,186,385

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 12/20/24	150	43,038,750	(649,250)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $8,738,336.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended October 31, 2024:
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
Charles Schwab Corp.	$25,223,788	$527,354	($565,769 )	($54,398 )	$9,129,496	$34,260,471	483,700	$488,163

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$17,163,723,802	$—	$—	$17,163,723,802
Telecommunication Services	151,069,014	—	0 *	151,069,014
Short-Term Investments[1]	43,393,569	—	—	43,393,569
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Liabilities
Futures Contracts[2]	($649,250 )	$—	$—	($649,250 )
Total	$17,357,537,135	$—	$0	$17,357,537,135

*	Level 3 amount shown includes securities determined to have no value at October 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $4,285,580)		$34,260,471
Investments in securities, at value - unaffiliated issuers (cost $3,490,241,881) including securities on loan of $8,738,336		17,323,925,914
Deposit with broker for futures contracts		3,051,400
Receivables:
Dividends		8,866,633
Fund shares sold		3,295,278
Income from securities on loan	+	20,378
Total assets		17,373,420,074

Liabilities
Collateral held for securities on loan		9,146,230
Payables:
Fund shares redeemed		5,382,667
Variation margin on futures contracts		851,250
Investment adviser fees	+	746,281
Total liabilities		16,126,428
Net assets		$17,357,293,646

Net Assets by Source
Capital received from investors		$3,401,293,109
Total distributable earnings	+	13,956,000,537
Net assets		$17,357,293,646

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$17,357,293,646		140,908,053		$123.18

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $67,476)		$222,638,988
Dividends received from securities - affiliated issuers		488,163
Other Interest		195,886
Securities on loan, net	+	545,601
Total investment income		223,868,638

Expenses
Investment adviser fees		7,926,411
Total expenses	–	7,926,411
Net investment income		215,942,227

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(54,398)
Net realized gains on sales of securities - unaffiliated issuers		10,051,693
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		167,667,411
Net realized gains on futures contracts	+	14,398,331
Net realized gains		192,063,037
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		9,129,496
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		4,440,564,135
Net change in unrealized appreciation (depreciation) on futures contracts	+	2,575,822
Net change in unrealized appreciation (depreciation)	+	4,452,269,453
Net realized and unrealized gains		4,644,332,490
Increase in net assets resulting from operations		$4,860,274,717
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab 1000 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$215,942,227	$200,447,118
Net realized gains		192,063,037	35,256,500
Net change in unrealized appreciation (depreciation)	+	4,452,269,453	867,956,867
Increase in net assets resulting from operations		$4,860,274,717	$1,103,660,485

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($204,576,918 )	($187,210,509 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		11,138,456	$1,240,390,357	10,449,076	$932,613,677
Shares reinvested		1,638,307	161,356,836	1,790,033	150,434,406
Shares redeemed	+	(13,478,717)	(1,510,750,063)	(12,095,922)	(1,077,003,486)
Net transactions in fund shares		(701,954)	($109,002,870 )	143,187	$6,044,597

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		141,610,007	$12,810,598,717	141,466,820	$11,888,104,144
Total increase (decrease)	+	(701,954)	4,546,694,929	143,187	922,494,573
End of period		140,908,053	$17,357,293,646	141,610,007	$12,810,598,717
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$26.99	$29.87	$39.97	$27.18	$28.84
Income (loss) from investment operations:
Net investment income (loss)[1]	0.47	0.47	0.40	0.37	0.35
Net realized and unrealized gains (losses)	8.66	(2.98)	(7.31)	13.29	(0.23)
Total from investment operations	9.13	(2.51)	(6.91)	13.66	0.12
Less distributions:
Distributions from net investment income	(0.49)	(0.37)	(0.42)	(0.38)	(0.42)
Distributions from net realized gains	—	—	(2.77)	(0.49)	(1.36)
Total distributions	(0.49)	(0.37)	(3.19)	(0.87)	(1.78)
Net asset value at end of period	$35.63	$26.99	$29.87	$39.97	$27.18
Total return	34.14%	(8.47%)	(18.53%)	50.82%	0.00%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%[2]	0.04%	0.04%
Net investment income (loss)	1.42%	1.60%	1.25%	0.98%	1.31%
Portfolio turnover rate	15%[3]	10%[3]	16%[3]	19%[3]	21%
Net assets, end of period (x 1,000,000)	$6,330	$4,881	$5,372	$6,587	$3,988

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Portfolio turnover rate excludes in-kind transactions.
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2024

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.2%
Adient PLC *	215,626	4,211,176
American Axle & Manufacturing Holdings, Inc. *	278,946	1,576,045
Canoo, Inc., Class A *(a)	140,373	106,262
Cooper-Standard Holdings, Inc. *	40,434	507,447
Dana, Inc.	313,925	2,407,805
Dorman Products, Inc. *	62,944	7,177,504
Fox Factory Holding Corp. *	101,341	3,647,263
Gentherm, Inc. *	75,614	3,172,007
Goodyear Tire & Rubber Co. *	683,012	5,470,926
Holley, Inc. *	108,436	280,849
LCI Industries	59,455	6,616,152
Livewire Group, Inc., Class A *(a)	40,543	239,609
Luminar Technologies, Inc., Class A *(a)	807,083	625,812
Modine Manufacturing Co. *	124,132	14,619,026
Patrick Industries, Inc.	51,825	6,528,914
Phinia, Inc.	104,083	4,848,186
Solid Power, Inc. *	371,344	438,186
Standard Motor Products, Inc.	50,067	1,611,657
Stoneridge, Inc. *	64,899	453,644
Visteon Corp. *	65,580	5,918,595
Winnebago Industries, Inc.	67,694	3,793,572
XPEL, Inc. *	60,427	2,330,669
		76,581,306

Banks 10.2%
1st Source Corp.	44,471	2,634,017
ACNB Corp.	19,767	830,214
Amalgamated Financial Corp.	43,172	1,431,799
Amerant Bancorp, Inc.	71,203	1,518,048
Ameris Bancorp	158,391	9,818,658
Ames National Corp.	21,074	358,153
Arrow Financial Corp.	39,825	1,136,605
Associated Banc-Corp.	359,158	8,526,411
Atlantic Union Bankshares Corp.	214,485	8,107,533
Axos Financial, Inc. *	131,054	8,874,977
Banc of California, Inc.	334,775	5,142,144
BancFirst Corp.	47,773	5,193,403
Bancorp, Inc. *	119,938	6,028,084
Bank First Corp.	23,549	2,166,743
Bank of Hawaii Corp.	93,714	6,768,962
Bank of Marin Bancorp	39,344	873,830
Bank of NT Butterfield & Son Ltd.	111,972	4,094,816
Bank7 Corp.	9,500	398,525
BankUnited, Inc.	178,851	6,320,594
Bankwell Financial Group, Inc.	15,260	435,063
Banner Corp.	82,334	5,272,669
Bar Harbor Bankshares	35,286	1,134,445
BayCom Corp.	24,990	621,001
BCB Bancorp, Inc.	36,640	444,810
Berkshire Hills Bancorp, Inc.	102,951	2,803,356
Blue Foundry Bancorp *	48,725	478,967
Bridgewater Bancshares, Inc. *	47,111	687,821
Brookline Bancorp, Inc.	213,651	2,403,574
Burke & Herbert Financial Services Corp.	32,453	2,055,573
Business First Bancshares, Inc.	58,413	1,529,836
Byline Bancorp, Inc.	74,895	2,015,424
Cadence Bank	437,910	14,639,331
California BanCorp *	59,274	864,215
Camden National Corp.	34,875	1,463,006
SECURITY	NUMBER OF SHARES	VALUE ($)
Capital Bancorp, Inc.	22,071	557,293
Capital City Bank Group, Inc.	33,420	1,169,700
Capitol Federal Financial, Inc.	298,586	1,924,387
Carter Bankshares, Inc. *	54,001	993,618
Cathay General Bancorp	166,909	7,674,476
Central Pacific Financial Corp.	64,471	1,736,849
Chemung Financial Corp.	8,015	382,957
ChoiceOne Financial Services, Inc.	19,959	662,040
Citizens & Northern Corp.	35,178	665,568
Citizens Financial Services, Inc.	10,662	621,488
City Holding Co.	35,152	4,098,723
Civista Bancshares, Inc.	37,412	762,082
CNB Financial Corp.	50,223	1,274,660
Coastal Financial Corp. *	27,223	1,714,777
Colony Bankcorp, Inc.	39,258	597,114
Columbia Financial, Inc. *	64,625	1,103,795
Community Financial System, Inc.	125,465	7,670,930
Community Trust Bancorp, Inc.	37,031	1,918,206
Community West Bancshares	39,970	749,038
ConnectOne Bancorp, Inc.	87,376	2,117,994
CrossFirst Bankshares, Inc. *	109,557	1,720,045
Customers Bancorp, Inc. *	71,221	3,285,425
CVB Financial Corp.	317,686	6,172,639
Dime Community Bancshares, Inc.	85,140	2,560,160
Eagle Bancorp, Inc.	70,417	1,845,630
Eastern Bankshares, Inc.	462,675	7,555,483
Enterprise Bancorp, Inc.	23,579	757,122
Enterprise Financial Services Corp.	89,078	4,696,192
Equity Bancshares, Inc., Class A	34,371	1,460,424
Esquire Financial Holdings, Inc.	16,730	1,113,883
ESSA Bancorp, Inc.	19,870	373,953
Farmers & Merchants Bancorp, Inc.	30,553	828,292
Farmers National Banc Corp.	88,317	1,215,242
FB Financial Corp.	85,531	4,208,125
Fidelity D&D Bancorp, Inc.	11,242	590,205
Financial Institutions, Inc.	36,416	874,348
First BanCorp	388,293	7,486,289
First Bancorp, Inc.	25,286	654,907
First Bancorp/Southern Pines NC	96,338	4,017,295
First Bancshares, Inc.	72,887	2,439,528
First Bank	51,526	729,608
First Busey Corp.	128,359	3,120,407
First Business Financial Services, Inc.	18,811	805,111
First Commonwealth Financial Corp.	243,324	4,000,247
First Community Bankshares, Inc.	40,652	1,685,432
First Financial Bancorp	226,466	5,793,000
First Financial Bankshares, Inc.	312,960	11,310,374
First Financial Corp.	27,248	1,170,574
First Financial Northwest, Inc.	16,532	371,970
First Foundation, Inc.	150,522	1,013,013
First Internet Bancorp	19,187	670,969
First Interstate BancSystem, Inc., Class A	190,196	5,858,037
First Merchants Corp.	139,845	5,181,257
First Mid Bancshares, Inc.	55,160	2,104,354
First of Long Island Corp.	51,782	651,159
First Western Financial, Inc. *	19,768	375,790
Five Star Bancorp	39,640	1,192,371
Flagstar Financial, Inc.	608,134	6,154,316
Flushing Financial Corp.	66,899	1,048,642
FS Bancorp, Inc.	16,003	700,291
Fulton Financial Corp.	435,412	7,885,311
FVCBankcorp, Inc. *	39,583	515,569
German American Bancorp, Inc.	68,158	2,759,717
Glacier Bancorp, Inc.	273,911	14,284,459
Great Southern Bancorp, Inc.	20,895	1,184,538
Greene County Bancorp, Inc.	16,993	475,804
Guaranty Bancshares, Inc.	19,306	634,395
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hancock Whitney Corp.	208,755	10,871,960
Hanmi Financial Corp.	72,754	1,663,884
HarborOne Bancorp, Inc.	91,841	1,090,153
HBT Financial, Inc.	30,050	641,868
Heartland Financial USA, Inc.	102,074	6,073,403
Heritage Commerce Corp.	144,290	1,401,056
Heritage Financial Corp.	81,602	1,876,030
Hilltop Holdings, Inc.	112,177	3,435,982
Hingham Institution For Savings	3,820	968,446
Home Bancorp, Inc.	17,324	816,827
Home BancShares, Inc.	453,055	12,363,871
HomeStreet, Inc.	43,927	397,759
HomeTrust Bancshares, Inc.	35,728	1,184,383
Hope Bancorp, Inc.	279,367	3,461,357
Horizon Bancorp, Inc.	104,988	1,681,908
Independent Bank Corp.	48,206	1,580,193
Independent Bank Corp.	101,798	6,403,094
Independent Bank Group, Inc.	86,933	5,073,410
International Bancshares Corp.	129,644	7,941,991
Investar Holding Corp.	23,445	489,297
John Marshall Bancorp, Inc.	30,203	644,532
Kearny Financial Corp.	130,047	909,029
Lakeland Financial Corp.	59,672	3,882,857
LCNB Corp.	29,321	460,046
LINKBANCORP, Inc.	52,108	373,354
Live Oak Bancshares, Inc.	83,561	3,318,207
Mercantile Bank Corp.	37,738	1,617,451
Metrocity Bankshares, Inc.	44,603	1,319,357
Metropolitan Bank Holding Corp. *	25,533	1,366,015
Mid Penn Bancorp, Inc.	36,403	1,149,971
Middlefield Banc Corp.	16,821	475,025
Midland States Bancorp, Inc.	49,334	1,223,977
MidWestOne Financial Group, Inc.	35,427	1,025,257
MVB Financial Corp.	27,543	523,042
National Bank Holdings Corp., Class A	88,270	3,968,619
National Bankshares, Inc.	13,762	393,318
NB Bancorp, Inc. *	93,980	1,775,282
NBT Bancorp, Inc.	110,392	4,910,236
Nicolet Bankshares, Inc.	32,083	3,262,520
Northeast Bank	15,982	1,420,161
Northeast Community Bancorp, Inc.	28,944	751,386
Northfield Bancorp, Inc.	95,316	1,121,869
Northrim BanCorp, Inc.	13,079	853,666
Northwest Bancshares, Inc.	306,433	4,072,495
Norwood Financial Corp.	17,477	512,600
Oak Valley Bancorp	15,386	415,422
OceanFirst Financial Corp.	137,933	2,510,381
OFG Bancorp	110,321	4,442,627
Old National Bancorp	756,202	14,564,451
Old Second Bancorp, Inc.	104,004	1,707,746
Orange County Bancorp, Inc.	12,260	648,799
Origin Bancorp, Inc.	70,804	2,222,538
Orrstown Financial Services, Inc.	44,384	1,661,737
Pacific Premier Bancorp, Inc.	229,807	5,862,377
Park National Corp.	34,559	5,971,104
Parke Bancorp, Inc.	25,805	545,002
Pathward Financial, Inc.	60,261	4,264,068
PCB Bancorp	26,760	502,285
Peapack-Gladstone Financial Corp.	40,140	1,290,100
Peoples Bancorp of North Carolina, Inc.	10,577	272,358
Peoples Bancorp, Inc.	82,781	2,547,999
Peoples Financial Services Corp.	22,391	1,044,764
Pioneer Bancorp, Inc. *	29,340	328,608
Plumas Bancorp	13,359	554,532
Ponce Financial Group, Inc. *	46,638	524,677
Preferred Bank	29,787	2,513,129
Premier Financial Corp.	84,876	2,093,042
Primis Financial Corp.	49,021	550,506
SECURITY	NUMBER OF SHARES	VALUE ($)
Princeton Bancorp, Inc.	12,483	438,403
Provident Bancorp, Inc. *	36,981	383,493
Provident Financial Services, Inc.	303,259	5,664,878
QCR Holdings, Inc.	39,263	3,105,703
RBB Bancorp	39,943	886,735
Red River Bancshares, Inc.	11,069	578,023
Renasant Corp.	147,564	5,033,408
Republic Bancorp, Inc., Class A	20,067	1,354,522
S&T Bancorp, Inc.	91,813	3,487,058
Sandy Spring Bancorp, Inc.	106,088	3,568,800
Seacoast Banking Corp. of Florida	202,426	5,404,774
ServisFirst Bancshares, Inc.	122,088	10,150,396
Shore Bancshares, Inc.	74,582	1,084,422
Sierra Bancorp	31,213	886,449
Simmons First National Corp., Class A	297,674	6,906,037
SmartFinancial, Inc.	37,697	1,250,033
South Plains Financial, Inc.	28,667	966,078
Southern First Bancshares, Inc. *	18,515	707,458
Southern Missouri Bancorp, Inc.	22,879	1,356,725
Southern States Bancshares, Inc.	19,712	613,240
Southside Bancshares, Inc.	69,000	2,235,600
SouthState Corp.	182,769	17,825,461
Stellar Bancorp, Inc.	118,651	3,229,680
Sterling Bancorp, Inc. *	52,903	247,057
Stock Yards Bancorp, Inc.	61,693	3,977,965
Texas Capital Bancshares, Inc. *	111,616	8,588,851
Third Coast Bancshares, Inc. *	26,869	875,123
Timberland Bancorp, Inc.	18,863	544,763
Tompkins Financial Corp.	30,682	1,980,216
Towne Bank	168,540	5,480,921
TriCo Bancshares	77,133	3,295,893
Triumph Financial, Inc. *	53,158	4,697,572
TrustCo Bank Corp.	44,959	1,482,748
Trustmark Corp.	145,919	5,066,308
UMB Financial Corp.	107,863	11,835,807
United Bankshares, Inc.	317,953	11,980,469
United Community Banks, Inc.	286,816	8,162,783
Unity Bancorp, Inc.	16,925	654,659
Univest Financial Corp.	69,471	1,933,378
USCB Financial Holdings, Inc.	24,909	361,679
Valley National Bancorp	1,038,582	9,835,372
Veritex Holdings, Inc.	127,036	3,429,972
Virginia National Bankshares Corp.	11,162	442,797
WaFd, Inc.	160,134	5,441,353
Washington Trust Bancorp, Inc.	41,107	1,402,982
WesBanco, Inc.	138,104	4,343,371
West BanCorp, Inc.	38,833	837,628
Westamerica BanCorp	61,987	3,193,570
WSFS Financial Corp.	141,816	6,973,093
		642,969,306

Capital Goods 11.8%
374Water, Inc. *	142,650	222,534
3D Systems Corp. *	305,183	915,549
AAR Corp. *	82,606	4,848,972
AeroVironment, Inc. *	62,925	13,526,358
AerSale Corp. *	80,881	426,243
Alamo Group, Inc.	24,546	4,161,529
Albany International Corp., Class A	75,145	5,103,848
Allient, Inc.	35,739	617,927
Alta Equipment Group, Inc.	68,339	444,204
Ameresco, Inc., Class A *	77,145	2,373,752
American Superconductor Corp. *	83,796	2,054,678
American Woodmark Corp. *	37,365	3,389,379
Amprius Technologies, Inc. *(a)	72,908	98,426
Apogee Enterprises, Inc.	52,710	3,944,816
Applied Industrial Technologies, Inc.	92,426	21,404,937
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Archer Aviation, Inc., Class A *(a)	560,238	1,764,750
Arcosa, Inc.	116,649	10,923,012
Argan, Inc.	29,715	3,923,569
Array Technologies, Inc. *	367,417	2,399,233
Astec Industries, Inc.	54,870	1,743,769
Astronics Corp. *	69,156	1,202,623
Atkore, Inc.	88,071	7,552,969
Atmus Filtration Technologies, Inc.	200,926	7,824,058
AZZ, Inc.	70,391	5,362,386
Barnes Group, Inc.	111,328	5,205,697
Beacon Roofing Supply, Inc. *	153,082	14,094,260
Blink Charging Co. *(a)	227,789	451,022
Bloom Energy Corp., Class A *	477,014	4,579,334
Blue Bird Corp. *	77,364	3,257,798
BlueLinx Holdings, Inc. *	19,951	2,183,837
Boise Cascade Co.	95,225	12,667,782
Bowman Consulting Group Ltd., Class A *	32,408	657,882
Brookfield Business Corp., Class A	62,686	1,492,554
Byrna Technologies, Inc. *	42,858	617,584
Cadre Holdings, Inc.	62,446	2,171,247
Caesarstone Ltd. *	48,363	194,903
Centuri Holdings, Inc. *(a)	32,272	605,745
ChargePoint Holdings, Inc., Class A *(a)	932,902	1,119,482
Chart Industries, Inc. *	103,336	12,474,722
Columbus McKinnon Corp.	68,153	2,167,947
Commercial Vehicle Group, Inc. *	79,252	230,623
Concrete Pumping Holdings, Inc. *	56,294	312,432
Construction Partners, Inc., Class A *	102,941	8,104,545
CSW Industrials, Inc.	39,812	14,057,617
Custom Truck One Source, Inc. *	125,418	512,960
Distribution Solutions Group, Inc. *	25,141	967,929
DNOW, Inc. *	252,915	2,991,985
Douglas Dynamics, Inc.	54,632	1,237,415
Ducommun, Inc. *	32,671	1,920,728
DXP Enterprises, Inc. *	30,160	1,480,253
Dycom Industries, Inc. *	68,286	11,904,298
Eastern Co.	12,211	380,251
Energy Recovery, Inc. *	136,450	2,436,997
Energy Vault Holdings, Inc. *(a)	254,229	475,408
Enerpac Tool Group Corp., Class A	130,460	5,755,895
EnerSys	96,280	9,325,681
Enovix Corp. *(a)	367,693	3,311,076
Enpro, Inc.	50,543	7,359,566
ESCO Technologies, Inc.	62,285	7,819,259
Eve Holding, Inc. *(a)	71,050	218,834
EVI Industries, Inc.	12,215	242,834
Federal Signal Corp.	144,559	11,791,678
Fluence Energy, Inc. *	147,255	3,202,796
Fluor Corp. *	410,328	21,451,948
Franklin Electric Co., Inc.	108,866	10,419,565
Freyr Battery, Inc. *(a)	264,505	256,570
FTAI Aviation Ltd.	244,098	32,816,535
FuelCell Energy, Inc. *(a)	1,195,427	411,227
GATX Corp.	85,791	11,818,568
Gencor Industries, Inc. *	24,095	479,972
Gibraltar Industries, Inc. *	73,338	4,949,582
Global Industrial Co.	33,209	881,035
GMS, Inc. *	95,998	8,629,260
Gorman-Rupp Co.	50,251	1,856,774
GrafTech International Ltd. *	611,213	1,039,062
Graham Corp. *	25,222	706,720
Granite Construction, Inc.	105,952	8,905,266
Great Lakes Dredge & Dock Corp. *	158,890	1,816,113
Greenbrier Cos., Inc.	74,019	4,387,106
Griffon Corp.	90,160	5,669,261
H&E Equipment Services, Inc.	77,608	4,055,018
Helios Technologies, Inc.	79,687	3,675,961
SECURITY	NUMBER OF SHARES	VALUE ($)
Herc Holdings, Inc.	67,683	14,155,223
Hillenbrand, Inc.	169,295	4,664,077
Hillman Solutions Corp. *	473,257	5,016,524
Hudson Technologies, Inc. *	104,613	802,382
Hyliion Holdings Corp. *	342,611	818,840
Hyster-Yale, Inc.	27,509	1,745,996
IES Holdings, Inc. *	19,730	4,314,261
Insteel Industries, Inc.	44,855	1,209,739
Intuitive Machines, Inc., Class A *(a)	66,986	522,491
Janus International Group, Inc. *	340,118	2,503,269
JELD-WEN Holding, Inc. *	205,564	2,910,786
John Bean Technologies Corp.	76,485	8,521,959
Kadant, Inc.	28,207	9,394,623
Karat Packaging, Inc.	16,706	446,050
Kennametal, Inc.	189,843	4,806,825
Kratos Defense & Security Solutions, Inc. *	355,999	8,088,297
L.B. Foster Co., Class A *	22,931	432,249
Leonardo DRS, Inc. *	176,539	5,308,528
Limbach Holdings, Inc. *	24,663	1,873,648
Lindsay Corp.	25,934	3,104,300
LSI Industries, Inc.	67,316	1,101,290
Luxfer Holdings PLC	64,972	932,998
Manitowoc Co., Inc. *	84,842	792,424
Masterbrand, Inc. *	303,774	5,455,781
Matrix Service Co. *	62,420	700,977
Mayville Engineering Co., Inc. *	30,925	633,035
McGrath RentCorp	58,492	6,650,540
Mercury Systems, Inc. *	131,372	4,249,884
Miller Industries, Inc.	26,604	1,746,287
Moog, Inc., Class A	68,267	12,875,156
MRC Global, Inc. *	202,556	2,483,337
Mueller Industries, Inc.	268,550	22,013,044
Mueller Water Products, Inc., Class A	372,630	8,045,082
MYR Group, Inc. *	39,282	5,145,942
NANO Nuclear Energy, Inc. *(a)	9,508	185,977
National Presto Industries, Inc.	12,529	901,211
Net Power, Inc. *	49,916	450,242
NEXTracker, Inc., Class A *	346,720	13,806,390
NN, Inc. *	108,301	341,148
Northwest Pipe Co. *	23,562	1,057,698
NuScale Power Corp. *(a)	189,753	3,631,872
Omega Flex, Inc.	8,394	429,101
Orion Group Holdings, Inc. *	72,291	441,698
Park Aerospace Corp.	45,249	612,219
Park-Ohio Holdings Corp.	20,308	578,169
Plug Power, Inc. *(a)	1,785,155	3,498,904
Powell Industries, Inc.	22,499	5,736,795
Preformed Line Products Co.	5,750	707,250
Primoris Services Corp.	128,655	8,056,376
Proto Labs, Inc. *	61,526	1,685,812
Quanex Building Products Corp.	106,387	3,091,606
Redwire Corp. *	52,818	406,170
Resideo Technologies, Inc. *	350,233	6,889,083
REV Group, Inc.	123,834	3,281,601
Rocket Lab USA, Inc. *	837,278	8,958,875
Rush Enterprises, Inc., Class A	165,629	9,371,289
SES AI Corp. *	306,683	145,153
Shoals Technologies Group, Inc., Class A *	411,245	2,224,835
Shyft Group, Inc.	82,178	1,061,740
SolarMax Technology, Inc. *(a)	11,258	10,518
Solidion Technology, Inc. *(a)	60,476	29,168
Southland Holdings, Inc. *	22,990	66,671
SPX Technologies, Inc. *	108,191	15,524,327
Standex International Corp.	27,900	5,130,252
Stem, Inc. *	364,053	137,430
Sterling Infrastructure, Inc. *	72,741	11,234,848
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sunrun, Inc. *	524,227	7,575,080
Taylor Devices, Inc. *	5,581	262,419
Tecnoglass, Inc.	54,187	3,713,435
Tennant Co.	45,449	3,979,514
Terex Corp.	160,382	8,293,353
Thermon Group Holdings, Inc. *	79,666	2,088,046
Titan International, Inc. *	120,210	774,152
Titan Machinery, Inc. *	48,899	671,139
TPI Composites, Inc. *	108,727	370,215
Transcat, Inc. *	21,629	2,067,084
Trinity Industries, Inc.	195,972	6,717,920
Triumph Group, Inc. *	175,750	2,432,380
Tutor Perini Corp. *	103,799	2,690,470
Twin Disc, Inc.	26,131	303,381
UFP Industries, Inc.	145,427	17,791,539
Ultralife Corp. *	23,696	199,283
V2X, Inc. *	29,641	1,825,886
Vicor Corp. *	54,665	2,498,737
Virgin Galactic Holdings, Inc. *(a)	44,362	291,458
VirTra, Inc. *	24,915	151,982
Wabash National Corp.	104,605	1,824,311
Watts Water Technologies, Inc., Class A	65,829	12,546,349
Willis Lease Finance Corp.	6,843	1,240,841
Xometry, Inc., Class A *	100,166	1,971,267
Zurn Elkay Water Solutions Corp.	346,273	12,500,455
		748,368,888

Commercial & Professional Services 4.0%
ABM Industries, Inc.	152,193	8,075,361
ACCO Brands Corp.	227,270	1,113,623
ACV Auctions, Inc., Class A *	354,726	6,133,213
Alight, Inc., Class A *	1,020,875	7,074,664
Aris Water Solutions, Inc., Class A	65,346	1,078,209
Asure Software, Inc. *	57,233	567,751
Barrett Business Services, Inc.	61,487	2,225,215
BlackSky Technology, Inc. *	31,242	197,449
Bridger Aerospace Group Holdings, Inc. *	20,501	69,293
BrightView Holdings, Inc. *	139,264	2,281,144
Brink's Co.	108,064	11,107,899
Casella Waste Systems, Inc., Class A *	148,366	14,522,064
CBIZ, Inc. *	114,941	7,922,883
CECO Environmental Corp. *	70,154	1,669,665
Cimpress PLC *	41,420	2,858,394
CompX International, Inc.	4,595	129,533
Conduent, Inc. *	378,785	1,363,626
CoreCivic, Inc. *	265,711	3,669,469
CRA International, Inc.	15,794	2,876,719
CSG Systems International, Inc.	71,418	3,328,793
Deluxe Corp.	106,891	2,005,275
DLH Holdings Corp. *	19,820	160,542
Driven Brands Holdings, Inc. *	144,164	2,140,835
Ennis, Inc.	61,651	1,255,214
Enviri Corp. *	191,776	1,469,004
ExlService Holdings, Inc. *	377,733	15,740,134
Exponent, Inc.	121,468	11,464,150
First Advantage Corp. *	173,145	3,137,383
FiscalNote Holdings, Inc. *	142,336	129,526
Forrester Research, Inc. *	29,599	434,217
Franklin Covey Co. *	26,821	1,067,744
GEO Group, Inc. *	297,819	4,520,892
Healthcare Services Group, Inc. *	176,687	1,938,256
Heidrick & Struggles International, Inc.	48,476	1,893,473
HireQuest, Inc.	14,505	193,062
HNI Corp.	113,100	5,573,568
Huron Consulting Group, Inc. *	42,076	4,869,455
IBEX Holdings Ltd. *	21,846	392,354
ICF International, Inc.	44,898	7,569,354
SECURITY	NUMBER OF SHARES	VALUE ($)
Innodata, Inc. *	65,795	1,323,137
Insperity, Inc.	86,431	6,808,170
Interface, Inc., Class A	137,685	2,405,357
Kelly Services, Inc., Class A	74,573	1,490,714
Kforce, Inc.	45,110	2,606,907
Korn Ferry	124,777	8,815,495
LanzaTech Global, Inc. *(a)	263,561	445,418
Legalzoom.com, Inc. *	329,562	2,366,255
Liquidity Services, Inc. *	52,551	1,134,051
Matthews International Corp., Class A	71,441	1,663,861
Maximus, Inc.	146,596	12,671,758
MillerKnoll, Inc.	167,199	3,738,570
Mistras Group, Inc. *	51,218	432,792
Montrose Environmental Group, Inc. *	76,884	2,027,431
NL Industries, Inc.	19,881	148,909
NV5 Global, Inc. *	137,772	3,148,090
OPENLANE, Inc. *	257,014	4,060,821
Performant Financial Corp. *	167,328	650,906
Perma-Fix Environmental Services, Inc. *	34,825	467,352
Pitney Bowes, Inc.	385,130	2,776,787
Planet Labs PBC *	511,147	1,129,635
Quad/Graphics, Inc.	76,970	488,760
Quest Resource Holding Corp. *	40,568	316,430
Resources Connection, Inc.	79,055	636,393
Spire Global, Inc., Class A *(a)	55,622	550,658
Steelcase, Inc., Class A	223,337	2,686,744
TriNet Group, Inc.	76,937	6,531,182
TrueBlue, Inc. *	70,793	530,240
TTEC Holdings, Inc.	45,649	237,375
UniFirst Corp.	36,226	6,513,797
Upwork, Inc. *	300,234	4,071,173
Verra Mobility Corp., Class A *	400,413	10,398,726
Viad Corp. *	49,300	1,845,792
Virco Mfg. Corp.	26,988	378,642
VSE Corp.	37,999	3,899,457
Willdan Group, Inc. *	30,605	1,447,923
WNS Holdings Ltd. *	108,580	5,210,754
		250,275,867

Consumer Discretionary Distribution & Retail 2.3%
1-800-Flowers.com, Inc., Class A *	62,634	521,115
1stdibs.com, Inc. *	60,571	252,581
Abercrombie & Fitch Co., Class A *	120,866	15,928,930
Academy Sports & Outdoors, Inc.	169,938	8,643,047
aka Brands Holding Corp. *	943	21,680
American Eagle Outfitters, Inc.	438,661	8,593,369
America's Car-Mart, Inc. *	13,519	527,782
Arhaus, Inc.	122,821	1,041,522
Arko Corp.	196,293	1,305,348
Asbury Automotive Group, Inc. *	48,684	11,092,163
BARK, Inc. *	324,812	470,977
Beyond, Inc. *	110,296	706,997
Boot Barn Holdings, Inc. *	71,130	8,859,242
Buckle, Inc.	74,434	3,167,911
Build-A-Bear Workshop, Inc.	30,910	1,177,362
Caleres, Inc.	82,774	2,470,804
Camping World Holdings, Inc., Class A	101,599	2,038,076
Citi Trends, Inc. *	15,357	290,094
Designer Brands, Inc., Class A	101,198	527,242
Destination XL Group, Inc. *	129,723	347,009
EVgo, Inc., Class A *	240,197	1,883,145
Foot Locker, Inc. *	199,998	4,637,954
Genesco, Inc. *	26,508	679,135
GigaCloud Technology, Inc., Class A *(a)	56,536	1,287,325
Group 1 Automotive, Inc.	31,832	11,597,034
Groupon, Inc., Class A *(a)	55,995	574,509
GrowGeneration Corp. *	148,623	305,420
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Haverty Furniture Cos., Inc.	34,058	754,385
J Jill, Inc.	13,199	315,588
Lands' End, Inc. *	34,061	536,120
Leslie's, Inc. *	431,113	1,159,694
MarineMax, Inc. *	51,957	1,513,507
Monro, Inc.	72,538	1,988,267
National Vision Holdings, Inc. *	188,126	1,956,510
ODP Corp. *	83,797	2,600,221
OneWater Marine, Inc., Class A *	28,285	615,764
Petco Health & Wellness Co., Inc., Class A *	202,458	864,496
Qurate Retail, Inc., Class B *	3,032	9,430
RealReal, Inc. *	231,439	671,173
Revolve Group, Inc. *	92,654	2,299,672
RumbleON, Inc., Class B *(a)	44,218	222,859
Sally Beauty Holdings, Inc. *	246,845	3,208,985
Savers Value Village, Inc. *	55,123	563,908
Shoe Carnival, Inc.	43,018	1,474,227
Signet Jewelers Ltd.	102,719	9,417,278
Sleep Number Corp. *	51,383	703,947
Sonic Automotive, Inc., Class A	34,979	1,984,359
Stitch Fix, Inc., Class A *	215,001	678,328
ThredUp, Inc., Class A *	186,367	114,895
Tile Shop Holdings, Inc. *	72,599	479,879
Tilly's, Inc., Class A *	33,968	136,551
Torrid Holdings, Inc. *	35,162	127,638
Upbound Group, Inc.	128,488	3,756,989
Urban Outfitters, Inc. *	153,503	5,518,433
Victoria's Secret & Co. *	188,917	5,716,628
Warby Parker, Inc., Class A *	210,222	3,559,058
Weyco Group, Inc.	14,938	502,813
Winmark Corp.	7,062	2,633,349
Zumiez, Inc. *	39,964	823,258
		145,855,982

Consumer Durables & Apparel 3.3%
Acushnet Holdings Corp.	69,398	4,254,097
AMMO, Inc. *	218,658	236,151
Beazer Homes USA, Inc. *	71,393	2,196,049
Cavco Industries, Inc. *	20,147	8,256,140
Century Communities, Inc.	66,979	5,938,358
Champion Homes, Inc. *	128,995	11,381,229
Clarus Corp.	72,135	303,688
Cricut, Inc., Class A	110,093	724,412
Dream Finders Homes, Inc., Class A *	67,302	2,008,965
Escalade, Inc.	22,762	296,589
Ethan Allen Interiors, Inc.	54,629	1,511,584
Figs, Inc., Class A *	313,238	1,957,738
Flexsteel Industries, Inc.	10,896	634,365
Funko, Inc., Class A *	75,673	895,968
G-III Apparel Group Ltd. *	96,880	2,933,526
GoPro, Inc., Class A *	294,182	397,146
Green Brick Partners, Inc. *	74,598	5,148,008
Hamilton Beach Brands Holding Co., Class A	20,185	558,115
Hanesbrands, Inc. *	846,866	5,885,719
Helen of Troy Ltd. *	54,627	3,477,009
Hooker Furnishings Corp.	25,960	416,139
Hovnanian Enterprises, Inc., Class A *	12,005	2,113,360
Installed Building Products, Inc.	57,606	12,494,741
iRobot Corp. *	69,588	607,503
JAKKS Pacific, Inc. *	18,882	595,727
Johnson Outdoors, Inc., Class A	11,236	355,282
KB Home	161,792	12,700,672
Kontoor Brands, Inc.	133,811	11,458,236
Landsea Homes Corp. *	42,240	438,451
Latham Group, Inc. *	98,041	637,267
SECURITY	NUMBER OF SHARES	VALUE ($)
La-Z-Boy, Inc.	101,423	3,859,145
Legacy Housing Corp. *	27,637	685,398
LGI Homes, Inc. *	50,045	5,082,570
Lifetime Brands, Inc.	29,397	169,327
Lovesac Co. *	34,576	1,008,236
M/I Homes, Inc. *	64,072	9,712,674
Malibu Boats, Inc., Class A *	48,753	2,188,035
Marine Products Corp.	22,083	207,801
MasterCraft Boat Holdings, Inc. *	40,659	705,840
Meritage Homes Corp.	86,328	15,642,634
Movado Group, Inc.	36,893	681,414
Oxford Industries, Inc.	35,676	2,590,791
Peloton Interactive, Inc., Class A *	818,019	6,953,161
Purple Innovation, Inc., Class A *	127,139	113,522
Rocky Brands, Inc.	18,119	368,540
Smith & Wesson Brands, Inc.	109,534	1,419,013
Solo Brands, Inc., Class A *	66,898	83,623
Sonos, Inc. *	296,556	3,715,847
Steven Madden Ltd.	174,207	7,834,089
Sturm Ruger & Co., Inc.	39,214	1,541,894
Superior Group of Cos., Inc.	30,722	453,150
Taylor Morrison Home Corp., Class A *	245,893	16,843,670
Topgolf Callaway Brands Corp. *	339,935	3,300,769
Traeger, Inc. *	82,049	254,352
Tri Pointe Homes, Inc. *	221,757	8,965,636
United Homes Group, Inc. *	14,068	75,827
Vera Bradley, Inc. *	58,409	292,629
Vista Outdoor, Inc. *	139,685	6,141,949
Vizio Holding Corp., Class A *	212,721	2,367,585
Wolverine World Wide, Inc.	190,272	2,928,286
Worthington Enterprises, Inc.	75,730	2,900,459
		209,900,100

Consumer Services 2.9%
Accel Entertainment, Inc., Class A *	122,667	1,354,244
Adtalem Global Education, Inc. *	89,889	7,273,818
American Public Education, Inc. *	37,118	563,080
Bally's Corp. *	58,529	1,021,331
Biglari Holdings, Inc., Class B *	1,689	287,654
BJ's Restaurants, Inc. *	45,575	1,690,377
Bloomin' Brands, Inc.	190,164	3,154,821
Brinker International, Inc. *	106,051	10,892,498
Carriage Services, Inc., Class A	33,462	1,251,144
Cheesecake Factory, Inc.	116,267	5,373,861
Chegg, Inc. *	234,788	375,661
Coursera, Inc. *	329,301	2,288,642
Cracker Barrel Old Country Store, Inc.	53,027	2,522,494
Dave & Buster's Entertainment, Inc. *	77,401	2,858,419
Denny's Corp. *	124,522	798,186
Despegar.com Corp. *	147,707	2,132,889
Dine Brands Global, Inc.	36,909	1,123,510
El Pollo Loco Holdings, Inc. *	60,876	743,905
European Wax Center, Inc., Class A *	79,755	573,438
Everi Holdings, Inc. *	190,036	2,533,180
First Watch Restaurant Group, Inc. *	71,792	1,220,105
Frontdoor, Inc. *	188,859	9,384,404
Full House Resorts, Inc. *	80,958	412,076
Global Business Travel Group I *	302,008	2,304,321
Golden Entertainment, Inc.	48,781	1,432,942
Graham Holdings Co., Class B	7,827	6,600,509
Hilton Grand Vacations, Inc. *	176,946	6,525,768
Inspired Entertainment, Inc. *	52,758	503,311
International Game Technology PLC	274,038	5,568,452
Jack in the Box, Inc.	47,530	2,340,853
Krispy Kreme, Inc.	204,895	2,329,656
Kura Sushi USA, Inc., Class A *(a)	14,353	1,432,716
Laureate Education, Inc.	321,315	5,520,192
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Life Time Group Holdings, Inc. *	143,491	3,196,979
Lincoln Educational Services Corp. *	64,296	853,851
Lindblad Expeditions Holdings, Inc. *	84,791	801,275
Mister Car Wash, Inc. *	225,369	1,692,521
Monarch Casino & Resort, Inc.	30,998	2,433,653
Mondee Holdings, Inc., Class A *(a)	90,096	114,422
Nathan's Famous, Inc.	6,870	578,660
Nerdy, Inc. *	172,692	156,114
ONE Group Hospitality, Inc. *	50,200	171,684
OneSpaWorld Holdings Ltd.	242,172	4,240,432
Papa John's International, Inc.	80,158	4,199,478
Perdoceo Education Corp.	157,693	3,524,439
PlayAGS, Inc. *	93,807	1,090,975
Portillo's, Inc., Class A *	130,653	1,689,343
Potbelly Corp. *	64,835	478,482
RCI Hospitality Holdings, Inc.	20,176	876,042
Red Rock Resorts, Inc., Class A	118,428	6,094,305
Rush Street Interactive, Inc. *	182,678	1,976,576
Sabre Corp. *	902,045	2,886,544
Shake Shack, Inc., Class A *	91,472	11,129,398
Six Flags Entertainment Corp.	223,285	8,799,662
Strategic Education, Inc.	53,214	4,627,489
Stride, Inc. *	102,134	9,527,060
Super Group SGHC Ltd.	362,798	1,487,472
Sweetgreen, Inc., Class A *	236,864	8,550,790
Target Hospitality Corp. *	78,773	587,647
Udemy, Inc. *	229,611	1,800,150
United Parks & Resorts, Inc. *	84,352	4,439,446
Universal Technical Institute, Inc. *	94,603	1,574,194
Vacasa, Inc., Class A *(a)	22,317	56,685
Xponential Fitness, Inc., Class A *	57,449	703,750
		184,727,975

Consumer Staples Distribution & Retail 0.9%
Andersons, Inc.	78,476	3,562,810
Chefs' Warehouse, Inc. *	84,389	3,368,809
HF Foods Group, Inc. *	92,601	316,695
Ingles Markets, Inc., Class A	34,945	2,231,588
Natural Grocers by Vitamin Cottage, Inc.	21,937	600,635
PriceSmart, Inc.	60,334	5,012,549
SpartanNash Co.	80,750	1,698,980
Sprouts Farmers Market, Inc. *	242,091	31,091,747
United Natural Foods, Inc. *	141,240	2,872,822
Village Super Market, Inc., Class A	21,560	615,322
Weis Markets, Inc.	39,414	2,478,747
		53,850,704

Energy 5.2%
Aemetis, Inc. *(a)	85,177	227,423
Amplify Energy Corp. *	96,970	641,941
Archrock, Inc.	401,428	8,036,589
Ardmore Shipping Corp.	99,370	1,402,111
Atlas Energy Solutions, Inc., Class A	163,797	3,205,507
Berry Corp.	180,553	906,376
Borr Drilling Ltd. *	570,909	2,392,109
Bristow Group, Inc. *	58,996	1,956,897
Cactus, Inc., Class A	157,530	9,339,954
California Resources Corp.	165,911	8,622,395
Centrus Energy Corp., Class A *	33,887	3,517,809
ChampionX Corp.	458,464	12,937,854
Clean Energy Fuels Corp. *	414,610	1,173,346
CNX Resources Corp. *	355,296	12,090,723
Comstock Resources, Inc.	222,258	2,569,302
CONSOL Energy, Inc.	70,162	7,782,369
Core Laboratories, Inc.	113,787	2,150,574
Crescent Energy Co., Class A	343,426	4,268,785
SECURITY	NUMBER OF SHARES	VALUE ($)
CVR Energy, Inc.	81,942	1,302,878
Delek U.S. Holdings, Inc.	152,729	2,393,263
DHT Holdings, Inc.	324,501	3,348,850
Diversified Energy Co. PLC	113,408	1,360,896
DMC Global, Inc. *	46,404	468,216
Dorian LPG Ltd.	87,199	2,515,691
Drilling Tools International Corp. *	28,283	94,748
Empire Petroleum Corp. *(a)	35,048	181,549
Encore Energy Corp. *	437,297	1,709,831
Energy Fuels, Inc. *(a)	445,224	2,680,248
Evolution Petroleum Corp.	73,049	376,202
Excelerate Energy, Inc., Class A	40,902	976,740
Expro Group Holdings NV *	226,921	2,893,243
FLEX LNG Ltd.	73,284	1,795,458
Forum Energy Technologies, Inc. *	27,640	386,407
FutureFuel Corp.	65,415	395,107
Geospace Technologies Corp. *	29,596	331,475
Golar LNG Ltd.	237,421	8,608,885
Granite Ridge Resources, Inc.	129,613	768,605
Green Plains, Inc. *	152,234	1,861,822
Gulfport Energy Corp. *	31,045	4,297,870
Hallador Energy Co. *	59,479	590,626
Helix Energy Solutions Group, Inc. *	346,861	3,208,464
Helmerich & Payne, Inc.	232,641	7,816,738
HighPeak Energy, Inc. (a)	34,527	441,946
Innovex International, Inc. *	82,566	1,171,612
International Seaways, Inc.	96,838	4,216,327
Kinetik Holdings, Inc., Class A	92,156	4,485,233
Kodiak Gas Services, Inc.	48,653	1,551,058
Kosmos Energy Ltd. *	1,126,692	4,236,362
Liberty Energy, Inc., Class A	387,266	6,610,631
Magnolia Oil & Gas Corp., Class A	416,603	10,531,724
Mammoth Energy Services, Inc. *	59,935	263,714
Murphy Oil Corp.	348,575	10,973,141
Nabors Industries Ltd. *	22,011	1,637,839
NACCO Industries, Inc., Class A	9,708	303,957
Natural Gas Services Group, Inc. *	26,935	527,118
Newpark Resources, Inc. *	199,859	1,331,061
NextDecade Corp. *	277,064	1,618,054
Noble Corp. PLC	332,010	10,617,680
Nordic American Tankers Ltd.	489,357	1,600,197
Northern Oil & Gas, Inc.	238,379	8,641,239
Oceaneering International, Inc. *	242,275	5,911,510
Oil States International, Inc. *	151,068	714,552
Par Pacific Holdings, Inc. *	133,989	2,070,130
Patterson-UTI Energy, Inc.	935,890	7,178,276
PBF Energy, Inc., Class A	249,070	7,103,476
Peabody Energy Corp.	304,424	7,997,218
PrimeEnergy Resources Corp. *	1,690	278,765
ProFrac Holding Corp., Class A *(a)	52,517	312,739
ProPetro Holding Corp. *	210,951	1,457,671
Ranger Energy Services, Inc.	36,723	476,665
REX American Resources Corp. *	37,050	1,657,246
Riley Exploration Permian, Inc.	27,963	746,892
Ring Energy, Inc. *	366,918	543,039
RPC, Inc.	206,081	1,170,540
Sable Offshore Corp. *(a)	121,207	2,710,189
SandRidge Energy, Inc.	78,053	865,608
Scorpio Tankers, Inc.	112,341	6,546,110
SEACOR Marine Holdings, Inc. *	58,515	397,902
Seadrill Ltd. *	164,364	6,467,723
Select Water Solutions, Inc.	218,352	2,314,531
SFL Corp. Ltd.	285,238	3,026,375
Sitio Royalties Corp., Class A	193,242	4,307,364
SM Energy Co.	274,957	11,539,945
Solaris Energy Infrastructure, Inc.	59,369	780,109
Talos Energy, Inc. *	356,232	3,640,691
Teekay Corp. Ltd. *	138,550	1,159,663
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Teekay Tankers Ltd., Class A	57,794	2,755,618
TETRA Technologies, Inc. *	304,102	1,018,742
Tidewater, Inc. *	117,393	7,051,798
Transocean Ltd. *	1,748,590	7,588,881
Uranium Energy Corp. *	956,455	7,096,896
Ur-Energy, Inc. *	811,420	1,030,503
VAALCO Energy, Inc.	251,069	1,340,708
Valaris Ltd. *	151,033	7,642,270
Verde Clean Fuels, Inc. *	7,966	33,378
Vital Energy, Inc. *	69,182	1,886,593
Vitesse Energy, Inc.	60,122	1,495,234
W&T Offshore, Inc.	233,298	496,925
World Kinect Corp.	139,224	3,640,708
		328,797,952

Equity Real Estate Investment Trusts (REITs) 5.6%
Acadia Realty Trust	247,119	6,051,944
Alexander & Baldwin, Inc.	175,217	3,260,788
Alexander's, Inc.	5,209	1,182,599
Alpine Income Property Trust, Inc.	29,557	518,134
American Assets Trust, Inc.	115,730	3,118,923
American Healthcare REIT, Inc.	197,428	5,251,585
Apartment Investment & Management Co., Class A *	343,293	2,897,393
Apple Hospitality REIT, Inc.	548,422	8,100,193
Armada Hoffler Properties, Inc.	158,967	1,721,613
Braemar Hotels & Resorts, Inc.	162,019	463,374
Brandywine Realty Trust	407,522	2,066,137
Broadstone Net Lease, Inc.	453,566	7,978,226
BRT Apartments Corp.	27,032	438,729
CareTrust REIT, Inc.	346,522	11,320,874
CBL & Associates Properties, Inc.	54,709	1,447,053
Centerspace	36,650	2,553,039
Chatham Lodging Trust	116,758	922,388
City Office REIT, Inc.	95,115	486,989
Clipper Realty, Inc.	26,286	172,962
Community Healthcare Trust, Inc.	66,164	1,241,237
COPT Defense Properties	270,701	8,716,572
CTO Realty Growth, Inc.	53,527	1,035,747
Curbline Properties Corp. *	227,592	5,150,407
DiamondRock Hospitality Co.	506,776	4,343,070
Diversified Healthcare Trust (b)	526,183	1,878,473
Douglas Emmett, Inc.	387,120	6,886,865
Easterly Government Properties, Inc., Class A	232,022	3,146,218
Elme Communities	212,154	3,579,038
Empire Resorts, Inc. *(c)	8,021	19,696
Empire State Realty Trust, Inc., Class A	322,149	3,414,779
Equity Commonwealth *	254,520	5,036,951
Essential Properties Realty Trust, Inc.	421,622	13,361,201
Farmland Partners, Inc.	106,765	1,250,218
Four Corners Property Trust, Inc.	220,043	6,064,385
Franklin Street Properties Corp., Class C	229,361	405,969
Getty Realty Corp.	119,238	3,742,881
Gladstone Commercial Corp.	96,487	1,519,188
Gladstone Land Corp.	81,597	1,063,209
Global Medical REIT, Inc.	146,023	1,327,349
Global Net Lease, Inc.	483,429	3,765,912
Hudson Pacific Properties, Inc.	329,808	1,424,771
Independence Realty Trust, Inc.	543,226	10,658,094
Industrial Logistics Properties Trust	160,604	567,735
Innovative Industrial Properties, Inc.	67,798	8,758,824
InvenTrust Properties Corp.	163,077	4,802,618
JBG SMITH Properties	200,204	3,403,468
Kite Realty Group Trust	521,833	13,395,453
LTC Properties, Inc.	103,429	3,950,988
LXP Industrial Trust	696,473	6,574,705
SECURITY	NUMBER OF SHARES	VALUE ($)
Macerich Co.	519,577	9,716,090
National Health Investors, Inc.	100,367	7,693,131
NET Lease Office Properties	36,117	1,084,955
NETSTREIT Corp.	187,527	2,906,669
NexPoint Diversified Real Estate Trust	81,845	437,871
NexPoint Residential Trust, Inc.	54,141	2,254,973
One Liberty Properties, Inc.	38,469	1,027,122
Orion Office REIT, Inc.	132,125	492,826
Outfront Media, Inc.	354,921	6,303,397
Paramount Group, Inc.	442,466	2,145,960
Peakstone Realty Trust	87,329	1,145,756
Pebblebrook Hotel Trust	287,544	3,444,777
Phillips Edison & Co., Inc.	295,068	11,156,521
Piedmont Office Realty Trust, Inc., Class A	296,076	2,942,995
Plymouth Industrial REIT, Inc.	96,336	1,957,548
Postal Realty Trust, Inc., Class A	52,046	757,269
PotlatchDeltic Corp.	191,103	7,944,152
Retail Opportunity Investments Corp.	298,608	4,628,424
RLJ Lodging Trust	367,429	3,251,747
Ryman Hospitality Properties, Inc.	140,943	15,087,948
Sabra Health Care REIT, Inc.	555,057	10,768,106
Safehold, Inc.	123,960	2,637,869
Saul Centers, Inc.	25,243	988,011
Service Properties Trust	395,866	1,266,771
SITE Centers Corp.	113,796	1,815,046
SL Green Realty Corp.	156,825	11,857,538
Strawberry Fields REIT, Inc.	16,174	204,763
Summit Hotel Properties, Inc.	252,329	1,544,253
Sunstone Hotel Investors, Inc.	487,286	4,916,716
Tanger, Inc.	256,142	8,511,599
Terreno Realty Corp.	229,562	13,762,242
UMH Properties, Inc.	155,973	2,908,896
Uniti Group, Inc.	571,294	2,896,461
Universal Health Realty Income Trust	31,180	1,233,481
Urban Edge Properties	294,417	6,547,834
Veris Residential, Inc.	187,726	3,091,847
Whitestone REIT	116,507	1,605,466
Xenia Hotels & Resorts, Inc.	245,645	3,480,790
		356,856,784

Financial Services 6.5%
Acacia Research Corp. *	92,743	419,198
Advanced Flower Capital, Inc.	41,959	409,100
AG Mortgage Investment Trust, Inc.	71,554	521,629
Alerus Financial Corp.	53,955	1,091,510
AlTi Global, Inc. *	79,187	323,083
A-Mark Precious Metals, Inc.	41,811	1,624,357
Angel Oak Mortgage REIT, Inc.	26,879	242,449
Apollo Commercial Real Estate Finance, Inc.	343,823	3,056,586
Arbor Realty Trust, Inc. (a)	441,503	6,507,754
Ares Commercial Real Estate Corp.	127,677	810,749
ARMOUR Residential REIT, Inc.	117,276	2,198,925
Artisan Partners Asset Management, Inc., Class A	151,669	6,688,603
Atlanticus Holdings Corp. *	12,945	481,425
AvidXchange Holdings, Inc. *	417,654	3,441,469
B Riley Financial, Inc. (a)	49,131	289,627
Banco Latinoamericano de Comercio Exterior SA, Class E	65,620	2,097,871
BGC Group, Inc., Class A	873,643	8,186,035
Blackstone Mortgage Trust, Inc., Class A	417,971	7,611,252
Bread Financial Holdings, Inc.	119,228	5,943,516
Brightsphere Investment Group, Inc.	66,427	1,753,009
BrightSpire Capital, Inc., Class A	309,717	1,883,079
Burford Capital Ltd.	480,315	6,484,252
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Cannae Holdings, Inc.	134,736	2,674,510
Cantaloupe, Inc. *	142,589	1,263,339
Cass Information Systems, Inc.	32,762	1,355,036
Chicago Atlantic Real Estate Finance, Inc.	39,724	600,627
Chimera Investment Corp.	194,733	2,940,468
Claros Mortgage Trust, Inc.	207,624	1,305,955
Cohen & Steers, Inc.	65,917	6,510,622
Compass Diversified Holdings	159,452	3,460,108
Consumer Portfolio Services, Inc. *	19,828	198,478
Diamond Hill Investment Group, Inc.	6,505	981,735
DigitalBridge Group, Inc.	381,088	5,979,271
Donnelley Financial Solutions, Inc. *	61,800	3,605,412
Dynex Capital, Inc.	179,745	2,194,686
Ellington Financial, Inc.	199,639	2,413,635
Enact Holdings, Inc.	69,994	2,386,095
Encore Capital Group, Inc. *	56,387	2,575,758
Enova International, Inc. *	61,130	5,312,808
Essent Group Ltd.	250,814	15,051,348
EVERTEC, Inc.	155,049	5,079,405
Federal Agricultural Mortgage Corp., Class C	22,020	4,035,605
FirstCash Holdings, Inc.	92,436	9,564,353
Flywire Corp. *	289,482	5,042,776
Forge Global Holdings, Inc. *	276,038	320,204
Franklin BSP Realty Trust, Inc.	196,155	2,551,977
GCM Grosvenor, Inc., Class A	103,312	1,192,220
Granite Point Mortgage Trust, Inc.	127,802	380,850
Green Dot Corp., Class A *	128,613	1,461,044
HA Sustainable Infrastructure Capital, Inc.	270,520	9,465,495
Hamilton Lane, Inc., Class A	92,307	16,582,029
I3 Verticals, Inc., Class A *	54,621	1,255,737
International Money Express, Inc. *	75,624	1,330,226
Invesco Mortgage Capital, Inc.	118,564	956,811
Jackson Financial, Inc., Class A	183,526	18,343,424
KKR Real Estate Finance Trust, Inc.	142,357	1,649,918
Ladder Capital Corp., Class A	273,272	3,118,033
LendingClub Corp. *	263,442	3,735,608
LendingTree, Inc. *	24,192	1,379,670
MarketWise, Inc.	97,783	56,714
Marqeta, Inc., Class A *	1,117,315	6,324,003
Medallion Financial Corp.	44,208	418,208
Merchants Bancorp	43,342	1,601,053
MFA Financial, Inc.	247,543	3,042,303
Moelis & Co., Class A	169,928	11,283,219
Moneylion, Inc. *	20,552	883,119
Mr. Cooper Group, Inc. *	153,412	13,584,633
Navient Corp.	189,258	2,693,141
NCR Atleos Corp. *	172,983	4,528,695
Nelnet, Inc., Class A	34,090	3,841,943
NerdWallet, Inc., Class A *	95,960	1,409,652
New York Mortgage Trust, Inc.	218,981	1,263,520
NewtekOne, Inc.	54,483	712,638
Nexpoint Real Estate Finance, Inc.	18,619	281,705
NMI Holdings, Inc., Class A *	188,820	7,303,558
Onity Group, Inc. *	15,896	472,429
Open Lending Corp., Class A *	243,456	1,363,354
OppFi, Inc.	42,795	219,110
Orchid Island Capital, Inc.	170,670	1,291,972
P10, Inc., Class A	97,793	1,080,613
Pagseguro Digital Ltd., Class A *	451,116	3,626,973
Patria Investments Ltd., Class A	132,329	1,540,310
Payoneer Global, Inc. *	681,606	5,875,444
Paysafe Ltd. *	77,811	1,652,706
Paysign, Inc. *	82,062	296,244
PennyMac Financial Services, Inc.	64,103	6,389,787
PennyMac Mortgage Investment Trust	207,746	2,800,416
SECURITY	NUMBER OF SHARES	VALUE ($)
Perella Weinberg Partners, Class A	126,121	2,551,428
Piper Sandler Cos.	41,745	11,840,552
PJT Partners, Inc., Class A	56,803	7,893,345
PRA Group, Inc. *	93,497	1,884,900
Priority Technology Holdings, Inc. *	47,088	253,804
PROG Holdings, Inc.	99,613	4,350,100
Radian Group, Inc.	364,470	12,723,648
Ready Capital Corp.	389,875	2,670,644
Redwood Trust, Inc.	315,166	2,307,015
Regional Management Corp.	19,749	567,191
Remitly Global, Inc. *	352,974	6,346,472
Repay Holdings Corp., Class A *	216,741	1,724,175
Seven Hills Realty Trust	30,974	390,892
Sezzle, Inc. *(a)	5,579	1,197,588
Silvercrest Asset Management Group, Inc., Class A	21,748	379,068
StepStone Group, Inc., Class A	149,552	8,992,562
StoneCo Ltd., Class A *	686,281	7,617,719
StoneX Group, Inc. *	65,649	5,911,036
Sunrise Realty Trust, Inc.	13,253	181,831
SWK Holdings Corp. *	8,736	143,358
TPG RE Finance Trust, Inc.	142,886	1,258,826
Two Harbors Investment Corp.	250,479	2,880,508
Upstart Holdings, Inc. *	184,734	8,992,851
Value Line, Inc.	2,017	97,522
Velocity Financial, Inc. *	21,286	408,904
Victory Capital Holdings, Inc., Class A	98,620	5,910,297
Virtus Investment Partners, Inc.	16,175	3,499,785
Walker & Dunlop, Inc.	77,083	8,430,568
Waterstone Financial, Inc.	40,067	590,588
WisdomTree, Inc.	336,303	3,480,736
World Acceptance Corp. *	8,253	941,667
		412,577,796

Food, Beverage & Tobacco 1.3%
Alico, Inc.	16,972	415,984
B&G Foods, Inc.	187,528	1,597,739
Beyond Meat, Inc. *(a)	141,808	863,611
BRC, Inc., Class A *	122,881	384,618
Calavo Growers, Inc.	40,663	1,080,823
Cal-Maine Foods, Inc.	98,612	8,656,161
Dole PLC	179,615	2,900,782
Duckhorn Portfolio, Inc. *	127,735	1,399,976
Forafric Global PLC *(a)	11,937	122,712
Fresh Del Monte Produce, Inc.	81,119	2,604,731
Hain Celestial Group, Inc. *	216,003	1,885,706
Ispire Technology, Inc. *(a)	46,503	260,882
J&J Snack Foods Corp.	36,546	5,997,929
John B Sanfilippo & Son, Inc.	21,379	1,763,981
Lancaster Colony Corp.	47,072	8,171,699
Lifeway Foods, Inc. *	10,542	280,523
Limoneira Co.	40,160	1,029,702
Mama's Creations, Inc. *	77,675	578,679
MGP Ingredients, Inc.	33,839	1,625,626
Mission Produce, Inc. *	105,293	1,242,457
National Beverage Corp.	56,833	2,568,283
Primo Water Corp.	379,876	9,964,147
Seneca Foods Corp., Class A *	11,186	691,630
Simply Good Foods Co. *	218,936	7,369,386
SunOpta, Inc. *	218,193	1,428,073
TreeHouse Foods, Inc. *	114,507	4,165,765
Turning Point Brands, Inc.	40,925	1,932,888
Universal Corp.	57,935	2,950,050
Utz Brands, Inc.	157,163	2,706,347
Vita Coco Co., Inc. *	95,049	2,814,401
Vital Farms, Inc. *	78,708	2,729,593
Westrock Coffee Co. *(a)	82,348	546,791
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
WK Kellogg Co.	158,611	2,637,701
		85,369,376

Health Care Equipment & Services 6.2%
Accolade, Inc. *	174,856	554,294
Accuray, Inc. *	227,100	392,883
AdaptHealth Corp., Class A *	243,898	2,509,710
Addus HomeCare Corp. *	41,731	5,192,171
agilon health, Inc. *	739,845	1,886,605
AirSculpt Technologies, Inc. *(a)	28,965	164,811
Alignment Healthcare, Inc. *	240,359	2,980,452
Alphatec Holdings, Inc. *	245,679	1,928,580
AMN Healthcare Services, Inc. *	90,850	3,446,849
AngioDynamics, Inc. *	94,591	632,814
Ardent Health Partners, Inc. *	28,605	497,727
Artivion, Inc. *	95,582	2,516,674
Astrana Health, Inc. *	103,291	5,554,990
AtriCure, Inc. *	113,335	3,760,455
Avanos Medical, Inc. *	108,513	2,027,023
Aveanna Healthcare Holdings, Inc. *	128,854	599,171
Axogen, Inc. *	101,055	1,414,770
Axonics, Inc. *	122,509	8,612,383
Bioventus, Inc., Class A *	91,939	1,247,612
BrightSpring Health Services, Inc. *	129,153	1,933,420
Brookdale Senior Living, Inc. *	461,653	2,894,564
Castle Biosciences, Inc. *	61,754	2,141,011
Cerus Corp. *	431,798	677,923
Community Health Systems, Inc. *	305,107	1,235,683
Concentra Group Holdings Parent, Inc. *	54,106	1,096,729
CONMED Corp.	73,878	5,041,435
CorVel Corp. *	21,352	6,359,053
Cross Country Healthcare, Inc. *	76,797	876,254
CVRx, Inc. *	31,344	411,233
Definitive Healthcare Corp., Class A *	132,705	550,726
DocGo, Inc. *	248,895	873,621
Embecta Corp.	140,470	1,977,818
Enhabit, Inc. *	120,722	831,775
Ensign Group, Inc.	133,378	20,672,256
Evolent Health, Inc., Class A *	276,797	6,463,210
Fractyl Health, Inc. *(a)	80,664	227,069
Fulgent Genetics, Inc. *	49,523	1,062,268
GeneDx Holdings Corp. *	30,333	2,477,903
Glaukos Corp. *	117,593	15,551,674
Guardant Health, Inc. *	282,928	6,190,465
Haemonetics Corp. *	120,680	8,587,589
Health Catalyst, Inc. *	139,147	1,081,172
HealthEquity, Inc. *	203,446	17,343,771
HealthStream, Inc.	58,825	1,719,749
Hims & Hers Health, Inc. *	455,028	8,568,177
ICU Medical, Inc. *	51,575	8,805,400
Inari Medical, Inc. *	126,806	6,137,410
InfuSystem Holdings, Inc. *	46,723	289,215
Inmode Ltd. *	191,758	3,275,227
Innovage Holding Corp. *	43,240	250,792
Inogen, Inc. *	57,075	498,265
Integer Holdings Corp. *	80,158	9,959,631
Integra LifeSciences Holdings Corp. *	162,078	3,040,583
iRadimed Corp.	19,049	938,544
iRhythm Technologies, Inc. *	74,938	5,428,509
Joint Corp. *	25,698	283,963
Lantheus Holdings, Inc. *	165,478	18,176,104
LeMaitre Vascular, Inc.	48,549	4,291,246
LifeMD, Inc. *	82,235	335,519
LifeStance Health Group, Inc. *	334,050	2,241,476
LivaNova PLC *	131,282	6,776,777
Merit Medical Systems, Inc. *	137,520	13,567,723
ModivCare, Inc. *	28,758	465,017
SECURITY	NUMBER OF SHARES	VALUE ($)
Nano-X Imaging Ltd. *(a)	132,298	750,130
National HealthCare Corp.	30,099	3,492,387
National Research Corp.	37,440	678,787
Neogen Corp. *	525,145	7,499,071
NeoGenomics, Inc. *	305,597	4,153,063
NeuroPace, Inc. *	32,181	207,567
Nevro Corp. *	85,545	471,353
Novocure Ltd. *	255,279	3,875,135
OmniAb, Inc., Class A *(c)	12,825	0
OmniAb, Inc., Class B *(c)	12,825	0
Omnicell, Inc. *	109,962	5,348,552
OPKO Health, Inc. *(a)	791,035	1,194,463
OptimizeRx Corp. *	41,552	216,901
Option Care Health, Inc. *	412,302	9,499,438
OraSure Technologies, Inc. *	172,455	701,030
Orchestra BioMed Holdings, Inc. *	54,779	282,112
Orthofix Medical, Inc. *	80,955	1,310,661
OrthoPediatrics Corp. *	39,678	1,052,657
Owens & Minor, Inc. *	182,018	2,313,449
PACS Group, Inc. *	95,281	4,066,593
Paragon 28, Inc. *	115,067	609,855
Patterson Cos., Inc.	188,737	3,965,364
Pediatrix Medical Group, Inc. *	202,303	2,492,373
Pennant Group, Inc. *	68,418	2,187,323
Phreesia, Inc. *	132,601	2,425,272
Privia Health Group, Inc. *	244,651	4,491,792
PROCEPT BioRobotics Corp. *	101,974	9,177,660
Progyny, Inc. *	202,356	3,045,458
Pulmonx Corp. *	90,219	563,869
Pulse Biosciences, Inc. *	43,776	763,016
Quipt Home Medical Corp. *	100,003	262,008
RadNet, Inc. *	158,975	10,339,734
RxSight, Inc. *	86,013	4,357,419
Sanara Medtech, Inc. *	9,702	320,166
Schrodinger, Inc. *	134,781	2,371,472
Select Medical Holdings Corp.	259,639	8,329,219
Semler Scientific, Inc. *	11,453	336,489
SI-BONE, Inc. *	98,270	1,356,126
Sight Sciences, Inc. *	82,883	414,415
Simulations Plus, Inc.	37,913	1,031,992
Sonida Senior Living, Inc. *	8,046	211,690
STAAR Surgical Co. *	118,596	3,438,098
Stereotaxis, Inc. *	144,601	283,418
Surgery Partners, Inc. *	184,097	5,301,994
Surmodics, Inc. *	32,910	1,234,783
Tactile Systems Technology, Inc. *	56,942	826,228
Talkspace, Inc. *	290,313	908,680
Tandem Diabetes Care, Inc. *	155,310	4,872,075
Teladoc Health, Inc. *	409,873	3,688,857
TransMedics Group, Inc. *	77,199	6,328,002
Treace Medical Concepts, Inc. *	120,333	560,752
U.S. Physical Therapy, Inc.	35,784	2,869,161
UFP Technologies, Inc. *	17,408	4,647,936
Utah Medical Products, Inc.	8,253	523,075
Varex Imaging Corp. *	93,768	1,231,174
Viemed Healthcare, Inc. *	83,368	712,796
Waystar Holding Corp. *	103,293	2,946,949
Zimvie, Inc. *	65,324	899,185
Zynex, Inc. *(a)	36,109	311,621
		395,278,768

Household & Personal Products 0.6%
Beauty Health Co. *	180,895	292,145
Central Garden & Pet Co. *	22,984	788,351
Central Garden & Pet Co., Class A *	125,539	3,658,207
Edgewell Personal Care Co.	117,749	4,115,328
Energizer Holdings, Inc.	173,139	5,552,568
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Herbalife Ltd. *	241,326	1,822,011
Honest Co., Inc. *	196,050	729,306
Interparfums, Inc.	43,675	5,287,732
Medifast, Inc. *	25,890	475,858
Nature's Sunshine Products, Inc. *	30,130	381,446
Nu Skin Enterprises, Inc., Class A	119,821	741,692
Oil-Dri Corp. of America	12,048	817,457
Olaplex Holdings, Inc. *	340,522	606,129
USANA Health Sciences, Inc. *	27,307	1,008,721
Veru, Inc. *	310,246	234,329
Waldencast PLC, Class A *	55,765	192,389
WD-40 Co.	32,775	8,589,344
		35,293,013

Insurance 2.0%
Ambac Financial Group, Inc. *	104,932	1,186,781
American Coastal Insurance Corp., Class C *	57,130	694,130
AMERISAFE, Inc.	45,688	2,469,436
Baldwin Insurance Group, Inc., Class A *	157,898	7,304,362
Bowhead Specialty Holdings, Inc. *	16,959	493,677
CNO Financial Group, Inc.	253,353	8,715,343
Crawford & Co., Class A	36,600	407,724
Donegal Group, Inc., Class A	36,212	548,974
Employers Holdings, Inc.	59,084	2,878,573
Enstar Group Ltd. *	30,478	9,829,155
F&G Annuities & Life, Inc.	44,670	1,791,267
Fidelis Insurance Holdings Ltd.	124,828	2,154,531
Genworth Financial, Inc., Class A *	1,032,108	6,956,408
GoHealth, Inc., Class A *	12,060	136,760
Goosehead Insurance, Inc., Class A *	53,902	5,869,928
Greenlight Capital Re Ltd., Class A *	67,310	907,339
Hamilton Insurance Group Ltd., Class B *	94,678	1,649,291
HCI Group, Inc.	19,858	2,250,110
Heritage Insurance Holdings, Inc. *	53,941	558,289
Hippo Holdings, Inc. *	46,455	1,029,907
Horace Mann Educators Corp.	99,080	3,689,739
Investors Title Co.	3,472	803,004
James River Group Holdings Ltd.	74,032	460,479
Kingsway Financial Services, Inc. *	30,090	269,306
Lemonade, Inc. *	123,186	2,928,131
Maiden Holdings Ltd. *	227,151	350,948
MBIA, Inc. *	110,191	434,153
Mercury General Corp.	64,507	4,362,608
NI Holdings, Inc. *	18,872	296,290
Oscar Health, Inc., Class A *	467,891	7,860,569
Palomar Holdings, Inc. *	58,682	5,267,883
ProAssurance Corp. *	121,996	1,816,521
Root, Inc., Class A *	20,910	1,430,035
Safety Insurance Group, Inc.	35,252	2,758,998
Selective Insurance Group, Inc.	146,182	13,276,249
Selectquote, Inc. *	326,255	652,510
SiriusPoint Ltd. *	237,789	3,124,548
Skyward Specialty Insurance Group, Inc. *	89,632	3,962,631
Stewart Information Services Corp.	64,873	4,463,262
Tiptree, Inc.	61,110	1,247,255
Trupanion, Inc. *	79,603	4,360,652
United Fire Group, Inc.	50,096	983,885
Universal Insurance Holdings, Inc.	57,844	1,153,409
		123,785,050

Materials 4.6%
AdvanSix, Inc.	61,437	1,742,968
Alpha Metallurgical Resources, Inc.	26,475	5,514,743
American Vanguard Corp.	59,334	310,317
SECURITY	NUMBER OF SHARES	VALUE ($)
Arcadium Lithium PLC *	2,607,334	14,053,530
Arch Resources, Inc.	42,130	6,182,999
Ardagh Metal Packaging SA	350,522	1,289,921
Arq, Inc. *	58,237	341,269
ASP Isotopes, Inc. *(a)	120,278	840,743
Aspen Aerogels, Inc. *	140,572	2,507,804
Avient Corp.	217,055	10,116,934
Balchem Corp.	77,687	12,999,366
Cabot Corp.	130,271	14,047,122
Caledonia Mining Corp. PLC	40,734	607,344
Carpenter Technology Corp.	114,369	17,098,165
Century Aluminum Co. *	127,658	2,253,164
Clearwater Paper Corp. *	38,944	980,999
Coeur Mining, Inc. *	947,575	6,102,383
Commercial Metals Co.	278,123	14,963,017
Compass Minerals International, Inc.	82,442	1,014,861
Constellium SE, Class A *	310,719	3,448,981
Contango ORE, Inc. *	24,639	529,985
Core Molding Technologies, Inc. *	17,874	269,004
Critical Metals Corp. *(a)	17,306	106,951
Dakota Gold Corp. *	155,153	339,785
Ecovyst, Inc. *	282,441	1,881,057
Greif, Inc., Class A	72,689	4,538,701
Hawkins, Inc.	46,386	4,958,663
Haynes International, Inc.	30,276	1,827,459
HB Fuller Co.	131,603	9,630,708
Hecla Mining Co.	1,409,109	9,145,117
i-80 Gold Corp. *	756,075	793,879
Ingevity Corp. *	87,679	3,664,105
Innospec, Inc.	60,002	6,467,016
Intrepid Potash, Inc. *	26,067	654,021
Ivanhoe Electric, Inc. *	200,892	2,039,054
Kaiser Aluminum Corp.	38,637	2,869,184
Knife River Corp. *	136,617	13,295,566
Koppers Holdings, Inc.	49,021	1,667,204
Kronos Worldwide, Inc.	52,742	608,643
Lifezone Holdings Ltd. *(a)	86,329	554,232
LSB Industries, Inc. *	128,983	1,057,661
Materion Corp.	49,408	5,021,335
Mativ Holdings, Inc.	129,867	2,006,445
Metallus, Inc. *	102,278	1,441,097
Metals Acquisition Ltd., Class A *(a)	129,738	1,554,261
Minerals Technologies, Inc.	77,034	5,799,890
Myers Industries, Inc.	89,021	1,048,667
Northern Technologies International Corp.	18,519	235,376
Novagold Resources, Inc. *	584,816	2,023,463
O-I Glass, Inc. *	371,354	4,125,743
Olympic Steel, Inc.	23,733	851,540
Orion SA	139,469	2,090,640
Pactiv Evergreen, Inc.	98,279	1,114,484
Perimeter Solutions SA *	320,509	4,256,360
Perpetua Resources Corp. *	91,756	938,205
Piedmont Lithium, Inc. *(a)	42,788	560,523
PureCycle Technologies, Inc. *(a)	296,686	3,862,852
Quaker Chemical Corp.	33,691	5,106,882
Radius Recycling, Inc., Class A	63,958	1,035,480
Ramaco Resources, Inc., Class A	74,294	754,084
Ranpak Holdings Corp., Class A *	104,852	637,500
Rayonier Advanced Materials, Inc. *	153,013	1,217,983
Ryerson Holding Corp.	67,391	1,468,450
Sensient Technologies Corp.	101,378	7,652,011
Smith-Midland Corp. *	10,569	363,574
SSR Mining, Inc.	487,083	3,005,302
Stepan Co.	51,170	3,701,638
Summit Materials, Inc., Class A *	291,064	13,799,344
SunCoke Energy, Inc.	200,502	2,067,176
Sylvamo Corp.	84,333	7,169,992
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tredegar Corp. *	64,362	498,806
TriMas Corp.	97,144	2,608,316
Tronox Holdings PLC	285,652	3,462,102
U.S. Lime & Minerals, Inc.	25,245	2,847,131
Universal Stainless & Alloy Products, Inc. *	21,357	933,728
Valhi, Inc.	6,412	218,329
Warrior Met Coal, Inc.	124,319	7,848,258
Worthington Steel, Inc.	77,837	2,976,487
		289,618,079

Media & Entertainment 1.9%
Advantage Solutions, Inc. *	261,505	800,205
AMC Entertainment Holdings, Inc., Class A *	811,202	3,561,177
AMC Networks, Inc., Class A *	75,471	611,315
Atlanta Braves Holdings, Inc., Class C *	146,887	5,803,505
Boston Omaha Corp., Class A *	59,426	877,128
Bumble, Inc., Class A *	230,231	1,630,035
Cable One, Inc.	13,518	4,617,208
Cardlytics, Inc. *	94,786	408,528
Cargurus, Inc. *	211,677	6,566,221
Cars.com, Inc. *	157,545	2,519,145
Cinemark Holdings, Inc. *	264,658	7,873,575
Clear Channel Outdoor Holdings, Inc. *	861,941	1,267,053
EchoStar Corp., Class A *	291,900	7,315,014
Emerald Holding, Inc.	35,934	141,580
Entravision Communications Corp., Class A	153,325	355,714
Eventbrite, Inc., Class A *	191,581	613,059
EverQuote, Inc., Class A *	60,660	1,090,667
EW Scripps Co., Class A *	143,427	481,198
fuboTV, Inc. *	717,392	1,248,262
Gambling.com Group Ltd. *	40,278	387,877
Gannett Co., Inc. *	341,857	1,603,309
Getty Images Holdings, Inc. *(a)	245,792	1,020,037
Golden Matrix Group, Inc. *	47,047	118,088
Gray Television, Inc.	203,605	1,162,585
Grindr, Inc. *	57,909	774,822
Ibotta, Inc., Class A *	18,508	1,356,451
iHeartMedia, Inc., Class A *	239,381	473,974
IMAX Corp. *	103,201	2,507,784
Innovid Corp. *	251,579	480,516
Integral Ad Science Holding Corp. *	173,887	2,058,822
John Wiley & Sons, Inc., Class A	86,692	4,273,916
Lions Gate Entertainment Corp., Class A *	407,224	3,217,070
LiveOne, Inc. *	181,284	125,086
Madison Square Garden Entertainment Corp., Class A *	94,256	3,931,418
Magnite, Inc. *	301,594	3,763,893
Marcus Corp.	57,870	1,092,007
MediaAlpha, Inc., Class A *	71,566	1,225,926
National CineMedia, Inc. *	168,902	1,214,405
Nextdoor Holdings, Inc. *	422,069	1,021,407
Outbrain, Inc. *	93,864	402,677
Playstudios, Inc. *	208,131	276,814
PubMatic, Inc., Class A *	100,867	1,483,249
QuinStreet, Inc. *	126,045	2,646,945
Reservoir Media, Inc. *	49,424	411,702
Scholastic Corp.	55,446	1,376,724
Shutterstock, Inc.	60,438	1,939,455
Sinclair, Inc.	77,845	1,344,383
Sphere Entertainment Co. *	64,313	2,688,927
Stagwell, Inc., Class A *	205,874	1,278,478
System1, Inc. *	54,967	53,868
SECURITY	NUMBER OF SHARES	VALUE ($)
TechTarget, Inc. *	61,852	1,790,306
TEGNA, Inc.	408,448	6,710,801
Thryv Holdings, Inc. *	76,773	1,103,996
Townsquare Media, Inc., Class A	31,045	304,241
TrueCar, Inc. *	203,987	797,589
Vimeo, Inc. *	358,163	1,708,437
Vivid Seats, Inc., Class A *	190,340	774,684
Webtoon Entertainment, Inc. *	35,918	373,547
WideOpenWest, Inc. *	117,180	584,728
Yelp, Inc., Class A *	157,156	5,365,306
Ziff Davis, Inc. *	109,013	5,044,031
ZipRecruiter, Inc., Class A *	172,185	1,596,155
		119,647,025

Pharmaceuticals, Biotechnology & Life Sciences 11.1%
2seventy bio, Inc. *	116,655	506,283
4D Molecular Therapeutics, Inc. *	119,334	955,865
89bio, Inc. *	200,488	1,559,797
Absci Corp. *	196,008	752,671
ACADIA Pharmaceuticals, Inc. *	286,712	4,183,128
ACELYRIN, Inc. *	175,064	994,364
Achieve Life Sciences, Inc. *	81,283	380,404
Acrivon Therapeutics, Inc. *	28,192	225,536
Actinium Pharmaceuticals, Inc. *	72,093	129,767
Acumen Pharmaceuticals, Inc. *	98,898	284,826
Adaptive Biotechnologies Corp. *	275,599	1,333,899
ADC Therapeutics SA *	194,258	547,808
ADMA Biologics, Inc. *	541,588	8,833,300
Adverum Biotechnologies, Inc. *	49,021	357,608
Aerovate Therapeutics, Inc. *(a)	29,351	71,910
Agenus, Inc. *(a)	47,954	201,407
Agios Pharmaceuticals, Inc. *	135,499	6,020,221
Akebia Therapeutics, Inc. *	488,863	811,513
Akero Therapeutics, Inc. *	163,032	5,026,277
Akoya Biosciences, Inc. *(a)	63,002	177,351
Aldeyra Therapeutics, Inc. *	117,684	619,018
Alector, Inc. *	196,054	964,586
Alkermes PLC *	393,827	10,121,354
Allogene Therapeutics, Inc. *	306,910	784,155
Altimmune, Inc. *	172,760	1,164,402
Alto Neuroscience, Inc. *	50,956	198,219
Alumis, Inc. *(a)	31,296	354,271
ALX Oncology Holdings, Inc. *	78,090	111,669
Amicus Therapeutics, Inc. *	705,867	8,061,001
Amneal Pharmaceuticals, Inc. *	381,029	3,227,316
Amphastar Pharmaceuticals, Inc. *	92,602	4,679,179
AnaptysBio, Inc. *	47,394	1,025,132
Anavex Life Sciences Corp. *(a)	181,318	1,200,325
ANI Pharmaceuticals, Inc. *	44,710	2,559,424
Anika Therapeutics, Inc. *	31,356	536,501
Annexon, Inc. *	228,879	1,675,394
Apogee Therapeutics, Inc. *	90,847	4,727,678
Applied Therapeutics, Inc. *	230,581	2,038,336
Aquestive Therapeutics, Inc. *	175,673	964,445
Arbutus Biopharma Corp. *	349,445	1,343,616
Arcellx, Inc. *	103,744	8,742,507
Arcturus Therapeutics Holdings, Inc. *	55,332	981,036
Arcus Biosciences, Inc. *	130,405	1,995,196
Arcutis Biotherapeutics, Inc. *	254,192	2,112,336
Ardelyx, Inc. *	560,755	3,291,632
ArriVent Biopharma, Inc. *	67,271	1,973,731
Arrowhead Pharmaceuticals, Inc. *	286,109	5,501,876
ARS Pharmaceuticals, Inc. *	119,335	1,756,611
Artiva Biotherapeutics, Inc. *(a)	33,293	337,591
Arvinas, Inc. *	154,481	4,082,933
Astria Therapeutics, Inc. *	109,195	1,220,800
Atea Pharmaceuticals, Inc. *	182,747	592,100
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Atossa Therapeutics, Inc. *	301,648	416,274
Aura Biosciences, Inc. *	112,994	1,179,657
Aurinia Pharmaceuticals, Inc. *	321,485	2,317,907
Avadel Pharmaceuticals PLC *	222,798	3,446,685
Avid Bioservices, Inc. *	148,078	1,474,857
Avidity Biosciences, Inc. *	259,761	10,977,500
Avita Medical, Inc. *	60,851	614,595
Axsome Therapeutics, Inc. *	87,667	7,804,993
Beam Therapeutics, Inc. *	183,253	4,015,073
BioCryst Pharmaceuticals, Inc. *	498,139	3,990,093
Biohaven Ltd. *	181,456	9,029,251
BioLife Solutions, Inc. *	86,630	2,027,142
Biomea Fusion, Inc. *	65,244	611,336
Biote Corp., Class A *	63,408	323,381
Black Diamond Therapeutics, Inc. *	94,740	259,588
Bluebird Bio, Inc. *(a)	464,711	215,626
Blueprint Medicines Corp. *	151,104	13,223,111
Boundless Bio, Inc. *	14,649	42,775
Bridgebio Pharma, Inc. *	338,253	7,918,503
C4 Therapeutics, Inc. *	143,626	765,527
Cabaletta Bio, Inc. *	109,260	387,873
Candel Therapeutics, Inc. *(a)	46,777	246,983
Capricor Therapeutics, Inc. *(a)	61,918	1,244,552
Cardiff Oncology, Inc. *(a)	104,894	327,269
CareDx, Inc. *	121,197	2,682,090
Cargo Therapeutics, Inc. *	82,187	1,602,646
Caribou Biosciences, Inc. *	201,072	394,101
Cartesian Therapeutics, Inc. *(a)	17,055	337,689
Cassava Sciences, Inc. *(a)	97,334	2,511,704
Catalyst Pharmaceuticals, Inc. *	267,902	5,840,264
Celcuity, Inc. *	64,272	996,216
Celldex Therapeutics, Inc. *	154,827	4,034,792
Century Therapeutics, Inc. *	108,037	124,243
CervoMed, Inc. *(a)	12,722	173,655
CG oncology, Inc. *	113,602	4,036,279
ChromaDex Corp. *	115,502	403,102
Cibus, Inc. *	41,559	165,820
Climb Bio, Inc. *	70,093	268,106
Codexis, Inc. *	167,704	526,591
Cogent Biosciences, Inc. *	220,359	2,531,925
Coherus Biosciences, Inc. *	260,450	194,035
Collegium Pharmaceutical, Inc. *	78,772	2,689,276
Compass Therapeutics, Inc. *	243,424	399,215
Conduit Pharmaceuticals, Inc. *	53,111	4,833
Contineum Therapeutics, Inc., Class A *(a)	13,383	224,299
Corbus Pharmaceuticals Holdings, Inc. *	24,570	392,137
Corcept Therapeutics, Inc. *	194,545	9,526,869
CorMedix, Inc. *	133,945	1,346,817
Crinetics Pharmaceuticals, Inc. *	210,727	11,792,283
CryoPort, Inc. *	104,951	698,974
Cullinan Therapeutics, Inc. *	123,917	1,926,909
Cytek Biosciences, Inc. *	292,754	1,447,669
Cytokinetics, Inc. *	274,649	14,007,099
Day One Biopharmaceuticals, Inc. *	124,843	1,837,689
Denali Therapeutics, Inc. *	299,039	7,763,052
Design Therapeutics, Inc. *	74,915	392,555
Dianthus Therapeutics, Inc. *	57,686	1,607,132
Disc Medicine, Inc. *	47,262	2,118,283
Dynavax Technologies Corp. *	317,409	3,761,297
Dyne Therapeutics, Inc. *	193,483	5,583,919
Edgewise Therapeutics, Inc. *	175,156	5,879,987
Editas Medicine, Inc. *	198,750	576,375
Elevation Oncology, Inc. *	124,181	71,317
Enanta Pharmaceuticals, Inc. *	48,739	548,070
Enliven Therapeutics, Inc. *	84,518	2,353,826
Entrada Therapeutics, Inc. *	59,851	1,025,846
Erasca, Inc. *	424,391	1,099,173
SECURITY	NUMBER OF SHARES	VALUE ($)
Esperion Therapeutics, Inc. *	459,144	936,654
Evolus, Inc. *	133,273	2,175,015
EyePoint Pharmaceuticals, Inc. *	121,626	1,430,322
Fate Therapeutics, Inc. *	243,252	576,507
Fennec Pharmaceuticals, Inc. *	55,452	241,771
Fibrobiologics, Inc. *(a)	69,732	210,591
Foghorn Therapeutics, Inc. *	59,521	453,550
Fulcrum Therapeutics, Inc. *	150,172	474,544
Galectin Therapeutics, Inc. *(a)	47,660	117,720
Generation Bio Co. *	120,426	262,529
Geron Corp. *	1,395,730	5,736,450
Greenwich Lifesciences, Inc. *	13,784	185,395
Gyre Therapeutics, Inc. *(a)	16,429	234,935
Halozyme Therapeutics, Inc. *	299,775	15,159,622
Harmony Biosciences Holdings, Inc. *	91,585	2,942,626
Harrow, Inc. *	73,735	3,322,499
Harvard Bioscience, Inc. *	98,883	232,375
Heron Therapeutics, Inc. *	277,413	482,699
HilleVax, Inc. *	75,596	136,829
Humacyte, Inc. *	212,546	1,073,357
Ideaya Biosciences, Inc. *	199,171	5,606,664
IGM Biosciences, Inc. *(a)	36,233	621,034
ImmunityBio, Inc. *(a)	349,183	1,819,243
Immunome, Inc. *	123,935	1,421,534
Immunovant, Inc. *	139,792	4,090,314
Inhibrx Biosciences, Inc. *	27,657	443,342
Inmune Bio, Inc. *	34,666	202,796
Innoviva, Inc. *	133,095	2,603,338
Inovio Pharmaceuticals, Inc. *	59,991	316,752
Inozyme Pharma, Inc. *	122,279	524,577
Insmed, Inc. *	377,658	25,408,830
Intellia Therapeutics, Inc. *	230,669	3,280,113
Invivyd, Inc. *	186,680	166,612
Iovance Biotherapeutics, Inc. *	606,981	6,336,882
Ironwood Pharmaceuticals, Inc., Class A *	340,139	1,343,549
iTeos Therapeutics, Inc. *	63,259	534,539
Janux Therapeutics, Inc. *	67,448	3,641,518
Jasper Therapeutics, Inc. *	26,718	565,887
KalVista Pharmaceuticals, Inc. *	92,557	950,560
Keros Therapeutics, Inc. *	71,007	4,121,246
Kiniksa Pharmaceuticals International PLC *	89,621	2,024,538
Kodiak Sciences, Inc. *	75,516	286,961
Korro Bio, Inc. *	14,420	829,150
Krystal Biotech, Inc. *	59,658	10,292,795
Kura Oncology, Inc. *	174,853	2,923,542
Kymera Therapeutics, Inc. *	106,647	4,923,892
Kyverna Therapeutics, Inc. *	44,552	212,959
Larimar Therapeutics, Inc. *(a)	100,457	826,259
LENZ Therapeutics, Inc.	31,171	840,370
Lexeo Therapeutics, Inc. *	56,174	443,775
Lexicon Pharmaceuticals, Inc. *(c)	271,000	528,450
Lifecore Biomedical, Inc. *	56,000	318,080
Ligand Pharmaceuticals, Inc. *	40,959	4,329,366
Lineage Cell Therapeutics, Inc. *	348,040	289,326
Liquidia Corp. *	138,644	1,504,287
Longboard Pharmaceuticals, Inc. *	78,344	4,678,704
Lyell Immunopharma, Inc. *	380,074	364,985
Lyra Therapeutics, Inc. *	111,609	30,681
MacroGenics, Inc. *	145,932	534,111
Madrigal Pharmaceuticals, Inc. *	42,214	10,947,779
MannKind Corp. *	639,497	4,521,244
Maravai LifeSciences Holdings, Inc., Class A *	265,308	1,965,932
MaxCyte, Inc. *	255,635	915,173
MediWound Ltd. *	19,125	346,163
MeiraGTx Holdings PLC *	99,060	548,792
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mersana Therapeutics, Inc. *	268,052	485,174
Mesa Laboratories, Inc.	12,446	1,419,342
Metagenomi, Inc. *	14,779	29,115
MiMedx Group, Inc. *	284,829	1,951,079
Mind Medicine MindMed, Inc. *	174,265	1,097,869
Mineralys Therapeutics, Inc. *	70,024	936,921
Mirum Pharmaceuticals, Inc. *	94,616	3,638,931
Monte Rosa Therapeutics, Inc. *	98,381	836,238
Myriad Genetics, Inc. *	214,327	4,706,621
Nautilus Biotechnology, Inc. *	115,231	299,601
Nektar Therapeutics, Class A *	445,771	530,467
Neumora Therapeutics, Inc. *	201,507	2,307,255
Neurogene, Inc. *	25,078	1,103,683
Nkarta, Inc. *	125,013	385,040
Novavax, Inc. *	338,561	3,253,571
Nurix Therapeutics, Inc. *	153,009	3,760,961
Nuvalent, Inc., Class A *	83,335	7,374,314
Nuvation Bio, Inc. *	433,521	958,081
Ocugen, Inc. *(a)	627,794	571,920
Ocular Therapeutix, Inc. *	375,341	3,952,341
Olema Pharmaceuticals, Inc. *	96,968	1,118,041
Omeros Corp., Class B *(a)	132,294	534,468
OmniAb, Inc. *	224,903	919,853
Organogenesis Holdings, Inc., Class A *	171,693	475,590
ORIC Pharmaceuticals, Inc. *	148,791	1,395,660
Outlook Therapeutics, Inc. *(a)	36,029	207,527
Ovid therapeutics, Inc. *	135,487	153,100
Pacific Biosciences of California, Inc. *(a)	665,659	1,444,480
Pacira BioSciences, Inc. *	111,425	1,849,655
PepGen, Inc. *	40,037	265,045
Perspective Therapeutics, Inc. *	129,433	1,528,604
Phathom Pharmaceuticals, Inc. *(a)	83,082	1,424,856
Phibro Animal Health Corp., Class A	49,974	1,155,399
Pliant Therapeutics, Inc. *	136,664	1,922,862
Poseida Therapeutics, Inc., Class A *	166,018	393,463
Praxis Precision Medicines, Inc. *	41,396	2,897,306
Precigen, Inc. *	310,379	244,641
Prelude Therapeutics, Inc. *	33,475	40,170
Prestige Consumer Healthcare, Inc. *	119,058	8,780,527
Prime Medicine, Inc. *(a)	134,070	520,192
ProKidney Corp. *(a)	247,204	395,526
Protagonist Therapeutics, Inc. *	140,071	6,420,855
Prothena Corp. PLC *	102,609	1,744,353
PTC Therapeutics, Inc. *	182,537	7,286,877
Puma Biotechnology, Inc. *	98,213	279,907
Pyxis Oncology, Inc. *	115,237	410,244
Q32 Bio, Inc. *(a)	14,190	670,194
Quanterix Corp. *	87,448	1,155,625
Quantum-Si, Inc. *	231,360	162,183
Rapport Therapeutics, Inc. *(a)	21,970	538,924
RAPT Therapeutics, Inc. *	70,946	150,406
Recursion Pharmaceuticals, Inc., Class A *(a)	571,360	3,610,995
REGENXBIO, Inc. *	108,834	934,884
Regulus Therapeutics, Inc. *	148,766	217,198
Relay Therapeutics, Inc. *	239,762	1,351,059
Renovaro, Inc. *	114,567	60,961
Replimune Group, Inc. *	145,705	1,713,491
Revance Therapeutics, Inc. *	253,476	1,495,508
REVOLUTION Medicines, Inc. *	366,158	19,589,453
Rhythm Pharmaceuticals, Inc. *	131,250	6,264,562
Rigel Pharmaceuticals, Inc. *	42,169	574,763
Rocket Pharmaceuticals, Inc. *	158,379	2,637,010
Sage Therapeutics, Inc. *	129,888	789,719
Sana Biotechnology, Inc. *	318,046	1,113,161
Savara, Inc. *	275,608	1,001,835
Scholar Rock Holding Corp. *	169,042	4,807,554
Scilex Holding Co. *(c)	147,603	106,307
SECURITY	NUMBER OF SHARES	VALUE ($)
scPharmaceuticals, Inc. *	68,083	282,544
Sera Prognostics, Inc., Class A *	65,113	500,719
Shattuck Labs, Inc. *	93,258	117,505
SIGA Technologies, Inc.	110,484	797,694
Skye Bioscience, Inc. *(a)	40,592	212,702
Soleno Therapeutics, Inc. *	55,405	3,050,599
Solid Biosciences, Inc. *	53,111	293,173
SpringWorks Therapeutics, Inc. *	164,760	4,964,219
Spyre Therapeutics, Inc. *	83,181	2,705,878
Standard BioTools, Inc. *	706,390	1,384,524
Stoke Therapeutics, Inc. *	86,380	1,067,657
Summit Therapeutics, Inc. *	209,468	3,894,010
Supernus Pharmaceuticals, Inc. *	121,086	4,125,400
Sutro Biopharma, Inc. *	199,901	649,678
Syndax Pharmaceuticals, Inc. *	197,601	3,726,755
Tango Therapeutics, Inc. *	114,407	621,802
Tarsus Pharmaceuticals, Inc. *	88,146	3,921,616
Taysha Gene Therapies, Inc. *	411,405	695,274
Telomir Pharmaceuticals, Inc. *	10,850	44,051
Tenaya Therapeutics, Inc. *	130,192	249,969
Terns Pharmaceuticals, Inc. *	138,071	947,167
Tevogen Bio Holdings, Inc. *(a)	49,581	125,440
TG Therapeutics, Inc. *	334,746	8,388,735
Theravance Biopharma, Inc. *	89,923	740,966
Third Harmonic Bio, Inc. *	46,913	646,930
Tourmaline Bio, Inc. *	56,702	1,447,035
Travere Therapeutics, Inc. *	177,929	3,113,757
Trevi Therapeutics, Inc. *	138,361	407,473
TScan Therapeutics, Inc. *	90,837	412,400
Twist Bioscience Corp. *	137,912	5,566,128
Tyra Biosciences, Inc. *	49,604	827,395
UroGen Pharma Ltd. *(a)	90,493	1,109,444
Vanda Pharmaceuticals, Inc. *	135,850	631,703
Vaxcyte, Inc. *	286,950	30,517,132
Ventyx Biosciences, Inc. *	143,315	309,560
Vera Therapeutics, Inc., Class A *	97,448	3,934,950
Veracyte, Inc. *	184,149	6,213,187
Verastem, Inc. *	92,442	347,582
Vericel Corp. *	116,125	5,114,145
Verrica Pharmaceuticals, Inc. *(a)	43,653	61,114
Verve Therapeutics, Inc. *	172,907	990,757
Vir Biotechnology, Inc. *	215,096	1,611,069
Viridian Therapeutics, Inc. *	150,201	3,239,836
Voyager Therapeutics, Inc. *	112,249	766,661
WaVe Life Sciences Ltd. *	188,282	2,581,346
Werewolf Therapeutics, Inc. *	71,860	183,602
X4 Pharmaceuticals, Inc. *	395,822	197,990
XBiotech, Inc. *	47,960	348,190
Xencor, Inc. *	142,502	2,993,967
Xeris Biopharma Holdings, Inc. *	342,521	1,102,918
XOMA Royalty Corp. *	18,994	573,619
Y-mAbs Therapeutics, Inc. *	87,321	1,267,028
Zentalis Pharmaceuticals, Inc. *	141,953	387,532
Zevra Therapeutics, Inc. *	99,017	806,989
Zura Bio Ltd., Class A *	105,563	464,477
Zymeworks, Inc. *	135,303	1,853,651
		702,760,810

Real Estate Management & Development 0.7%
American Realty Investors, Inc. *	3,281	45,967
Anywhere Real Estate, Inc. *	232,512	897,496
Compass, Inc., Class A *	910,155	5,779,484
Cushman & Wakefield PLC *	548,837	7,436,741
eXp World Holdings, Inc.	196,549	2,618,033
Forestar Group, Inc. *	46,031	1,453,199
FRP Holdings, Inc. *	32,699	948,271
Kennedy-Wilson Holdings, Inc.	271,885	2,906,451
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Marcus & Millichap, Inc.	56,272	2,129,332
Maui Land & Pineapple Co., Inc. *	18,704	411,301
Newmark Group, Inc., Class A	321,042	4,812,420
Offerpad Solutions, Inc. *	25,044	75,382
Opendoor Technologies, Inc. *	1,493,521	2,613,662
RE/MAX Holdings, Inc., Class A *	43,474	532,122
Real Brokerage, Inc. *	230,359	1,257,760
Redfin Corp. *	282,222	2,926,642
RMR Group, Inc., Class A	37,883	911,844
St. Joe Co.	86,845	4,489,887
Star Holdings *	31,054	395,628
Stratus Properties, Inc. *	12,884	287,184
Tejon Ranch Co. *	50,735	807,194
Transcontinental Realty Investors, Inc. *	2,933	81,185
		43,817,185

Semiconductors & Semiconductor Equipment 2.2%
ACM Research, Inc., Class A *	123,358	2,318,514
Aehr Test Systems *(a)	66,495	936,250
Alpha & Omega Semiconductor Ltd. *	56,585	1,869,568
Ambarella, Inc. *	90,804	5,102,277
Axcelis Technologies, Inc. *	78,106	6,663,223
CEVA, Inc. *	56,757	1,324,424
Cohu, Inc. *	111,932	2,789,345
Credo Technology Group Holding Ltd. *	309,767	11,678,216
Diodes, Inc. *	109,805	6,421,396
Everspin Technologies, Inc. *	45,526	281,351
FormFactor, Inc. *	186,314	7,076,206
GCT Semiconductor Holding, Inc. *	18,157	41,943
Ichor Holdings Ltd. *	79,784	2,174,912
Impinj, Inc. *	55,143	10,476,618
indie Semiconductor, Inc., Class A *	392,717	1,299,893
Kulicke & Soffa Industries, Inc.	129,954	5,829,736
MaxLinear, Inc. *	192,334	2,494,572
Navitas Semiconductor Corp., Class A *	304,919	753,150
NVE Corp.	11,697	881,603
PDF Solutions, Inc. *	75,526	2,138,896
Penguin Solutions, Inc. *	124,480	1,873,424
Photronics, Inc. *	148,308	3,381,422
Power Integrations, Inc.	136,083	8,223,496
QuickLogic Corp. *(a)	32,609	241,959
Rambus, Inc. *	261,852	12,521,763
Rigetti Computing, Inc. *(a)	333,214	439,842
Semtech Corp. *	155,372	6,865,889
Silicon Laboratories, Inc. *	77,079	8,005,425
SiTime Corp. *	44,074	7,448,947
SkyWater Technology, Inc. *	64,307	630,852
Synaptics, Inc. *	93,808	6,441,795
Ultra Clean Holdings, Inc. *	106,467	3,561,321
Veeco Instruments, Inc. *	133,219	3,834,043
		136,022,271

Software & Services 6.6%
8x8, Inc. *	306,189	682,801
A10 Networks, Inc.	170,102	2,491,994
ACI Worldwide, Inc. *	253,497	12,472,052
Adeia, Inc.	262,704	3,265,411
Agilysys, Inc. *	54,017	5,403,861
Airship AI Holdings, Inc., Class A *(a)	20,619	39,176
Alarm.com Holdings, Inc. *	116,199	6,196,893
Alkami Technology, Inc. *	107,234	3,925,837
Altair Engineering, Inc., Class A *	137,390	14,287,186
Amplitude, Inc., Class A *	183,778	1,652,164
Appian Corp., Class A *	97,103	3,471,432
Applied Digital Corp. *(a)	281,608	1,903,670
Arteris, Inc. *	65,472	445,864
SECURITY	NUMBER OF SHARES	VALUE ($)
Asana, Inc., Class A *	194,768	2,325,530
ASGN, Inc. *	108,531	9,995,705
AudioEye, Inc. *	18,053	384,529
Aurora Innovation, Inc. *	2,251,917	11,698,709
AvePoint, Inc. *	303,616	3,685,898
Backblaze, Inc., Class A *	99,478	718,231
BigBear.ai Holdings, Inc. *(a)	240,052	381,683
BigCommerce Holdings, Inc. *	168,474	882,804
Bit Digital, Inc. *	284,270	1,083,069
Blackbaud, Inc. *	99,011	7,476,321
BlackLine, Inc. *	138,904	7,691,114
Blend Labs, Inc., Class A *	558,468	2,027,239
Box, Inc., Class A *	338,672	10,756,223
Braze, Inc., Class A *	158,033	4,971,718
C3.ai, Inc., Class A *	202,794	4,994,816
Cerence, Inc. *	103,318	314,603
Cipher Mining, Inc. *	432,582	2,132,629
Cleanspark, Inc. *	548,098	5,815,320
Clear Secure, Inc., Class A	210,507	7,742,447
Clearwater Analytics Holdings, Inc., Class A *	365,069	9,531,952
CommVault Systems, Inc. *	104,889	16,382,613
Consensus Cloud Solutions, Inc. *	44,140	979,025
Core Scientific, Inc. *	427,654	5,683,522
Couchbase, Inc. *	93,650	1,504,956
CS Disco, Inc. *	69,330	407,660
Daily Journal Corp. *	3,360	1,629,600
Dave, Inc. *	18,622	718,064
Digimarc Corp. *	36,819	1,140,653
Digital Turbine, Inc. *	233,920	748,544
DigitalOcean Holdings, Inc. *	157,351	6,227,953
Domo, Inc., Class B *	80,659	641,239
D-Wave Quantum, Inc. *	206,253	218,628
E2open Parent Holdings, Inc. *	490,041	1,435,820
eGain Corp. *	47,996	236,140
Enfusion, Inc., Class A *	117,889	1,050,391
Envestnet, Inc. *	121,485	7,626,828
EverCommerce, Inc. *	50,435	530,576
Fastly, Inc., Class A *	308,788	2,232,537
Freshworks, Inc., Class A *	495,839	5,801,316
Grid Dynamics Holdings, Inc. *	137,594	2,190,496
Hackett Group, Inc.	60,655	1,475,130
Hut 8 Corp. *(a)	193,675	3,058,128
iLearningEngines Holdings, Inc. *(a)	69,191	103,787
Information Services Group, Inc.	86,014	264,063
Instructure Holdings, Inc. *	53,492	1,259,202
Intapp, Inc. *	94,062	4,719,091
InterDigital, Inc.	60,877	9,158,336
Jamf Holding Corp. *	196,166	3,264,202
Kaltura, Inc. *	224,764	285,450
Life360, Inc. *(a)	13,907	596,193
LiveRamp Holdings, Inc. *	159,125	3,982,899
Logility Supply Chain Solutions, Inc., Class A	77,162	814,059
MARA Holdings, Inc. *	657,672	11,029,159
Matterport, Inc. *	640,471	2,920,548
Meridianlink, Inc. *	65,049	1,428,476
Mitek Systems, Inc. *	112,140	963,283
N-able, Inc. *	170,831	2,089,263
NCR Voyix Corp. *	348,816	4,468,333
NextNav, Inc. *	180,792	2,100,803
Olo, Inc., Class A *	249,925	1,252,124
ON24, Inc. *	65,232	394,654
OneSpan, Inc. *	91,830	1,531,724
Ooma, Inc. *	61,088	730,612
Pagaya Technologies Ltd., Class A *(a)	111,991	1,290,136
PagerDuty, Inc. *	220,352	3,979,557
Porch Group, Inc. *	203,351	441,272
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Prairie Operating Co. *	9,873	82,440
Progress Software Corp.	102,202	6,550,126
PROS Holdings, Inc. *	110,421	2,186,336
Q2 Holdings, Inc. *	141,491	11,978,628
Qualys, Inc. *	89,273	10,644,913
Rackspace Technology, Inc. *	158,167	377,228
Rapid7, Inc. *	148,389	5,997,883
Red Violet, Inc. *	26,777	805,452
Rekor Systems, Inc. *	167,441	175,813
ReposiTrak, Inc.	27,744	534,072
Rimini Street, Inc. *	125,160	221,533
Riot Platforms, Inc. *	683,953	6,319,726
Roadzen, Inc. *(a)	34,913	34,215
Sapiens International Corp. NV	74,086	2,732,292
SEMrush Holdings, Inc., Class A *	86,033	1,127,893
Silvaco Group, Inc. *	14,336	89,600
SolarWinds Corp.	131,294	1,717,326
SoundHound AI, Inc., Class A *(a)	700,983	3,525,945
SoundThinking, Inc. *	24,890	263,585
Sprinklr, Inc., Class A *	303,234	2,253,029
Sprout Social, Inc., Class A *	118,781	3,146,509
SPS Commerce, Inc. *	89,422	14,754,630
Telos Corp. *	132,103	463,682
Tenable Holdings, Inc. *	283,451	11,227,494
Terawulf, Inc. *	557,277	3,633,446
Thoughtworks Holding, Inc. *	243,578	1,081,486
Tucows, Inc., Class A *	18,808	348,324
Unisys Corp. *	161,414	1,115,371
Varonis Systems, Inc., Class B *	264,963	13,346,186
Verint Systems, Inc. *	146,487	3,120,173
Vertex, Inc., Class A *	130,081	5,399,662
Viant Technology, Inc., Class A *	36,775	429,164
Weave Communications, Inc. *	95,319	1,336,372
WM Technology, Inc. *	196,588	152,375
Workiva, Inc., Class A *	121,135	9,661,728
Xperi, Inc. *	106,311	970,619
Yext, Inc. *	253,845	1,837,838
Zeta Global Holdings Corp., Class A *	429,670	11,893,266
Zuora, Inc., Class A *	334,295	3,309,521
		416,681,807

Technology Hardware & Equipment 3.8%
908 Devices, Inc. *	55,924	175,322
ADTRAN Holdings, Inc. *	191,019	1,160,440
Advanced Energy Industries, Inc.	90,034	9,771,390
Aeva Technologies, Inc. *	53,416	196,571
Applied Optoelectronics, Inc. *	90,499	1,413,594
Arlo Technologies, Inc. *	228,976	2,326,396
Aviat Networks, Inc. *	27,306	558,408
Badger Meter, Inc.	70,633	14,130,132
Bel Fuse, Inc., Class B	29,954	2,259,131
Belden, Inc.	97,491	11,101,300
Benchmark Electronics, Inc.	85,991	3,723,410
Calix, Inc. *	140,930	4,986,103
Clearfield, Inc. *	28,917	1,038,988
Climb Global Solutions, Inc.	9,983	1,022,159
CommScope Holding Co., Inc. *	506,021	3,405,521
CompoSecure, Inc., Class A (a)	58,938	890,553
Corsair Gaming, Inc. *	107,541	689,876
CPI Card Group, Inc. *	11,771	253,077
CTS Corp.	72,056	3,566,052
Daktronics, Inc. *	89,035	1,160,126
Diebold Nixdorf, Inc. *	60,537	2,801,652
Digi International, Inc. *	86,221	2,497,822
Eastman Kodak Co. *	143,178	675,800
ePlus, Inc. *	63,098	5,612,567
Evolv Technologies Holdings, Inc. *	311,382	669,471
SECURITY	NUMBER OF SHARES	VALUE ($)
Extreme Networks, Inc. *	302,220	4,512,145
Fabrinet *	87,643	21,119,334
FARO Technologies, Inc. *	45,836	803,964
Harmonic, Inc. *	264,905	2,937,797
Immersion Corp.	73,809	622,210
Infinera Corp. *	485,869	3,265,040
Insight Enterprises, Inc. *	67,040	11,726,637
IonQ, Inc. *(a)	477,120	7,171,114
Iteris, Inc. *	100,062	719,446
Itron, Inc. *	110,437	12,342,439
Kimball Electronics, Inc. *	59,391	1,056,566
Knowles Corp. *	208,570	3,612,432
Lightwave Logic, Inc. *(a)	291,673	918,770
Methode Electronics, Inc.	84,474	736,613
MicroVision, Inc. *(a)	486,364	491,228
Mirion Technologies, Inc., Class A *	479,239	7,092,737
Napco Security Technologies, Inc.	84,635	3,256,755
NETGEAR, Inc. *	67,270	1,474,558
NetScout Systems, Inc. *	166,635	3,504,334
nLight, Inc. *	111,350	1,389,648
Novanta, Inc. *	86,243	14,682,008
OSI Systems, Inc. *	38,787	5,128,029
Ouster, Inc. *	103,170	684,017
PAR Technology Corp. *	87,384	5,154,782
PC Connection, Inc.	27,759	1,766,860
Plexus Corp. *	65,430	9,428,463
Powerfleet, Inc. NJ *	226,607	1,139,833
Ribbon Communications, Inc. *	226,611	806,735
Richardson Electronics Ltd.	29,832	409,892
Rogers Corp. *	45,019	4,514,505
Sanmina Corp. *	128,848	9,032,245
ScanSource, Inc. *	58,926	2,499,052
SmartRent, Inc. *	466,360	788,148
TTM Technologies, Inc. *	242,036	5,431,288
Turtle Beach Corp. *	42,737	682,510
Viasat, Inc. *	296,646	2,847,802
Viavi Solutions, Inc. *	529,546	4,882,414
Vishay Intertechnology, Inc.	302,642	5,132,808
Vishay Precision Group, Inc. *	29,518	685,113
Xerox Holdings Corp.	280,564	2,292,208
		242,828,340

Telecommunication Services 0.8%
Anterix, Inc. *	24,365	791,375
AST SpaceMobile, Inc., Class A *	322,450	7,677,535
ATN International, Inc.	26,206	549,278
Bandwidth, Inc., Class A *	59,986	1,169,727
Cogent Communications Holdings, Inc.	105,979	8,506,934
Consolidated Communications Holdings, Inc. *	181,736	842,346
Globalstar, Inc. *	1,738,273	1,825,187
Gogo, Inc. *	156,271	1,023,575
IDT Corp., Class B	36,963	1,734,674
Liberty Latin America Ltd., Class C *	390,980	3,784,686
Lumen Technologies, Inc. *	2,432,355	15,542,748
Shenandoah Telecommunications Co.	118,399	1,638,642
Spok Holdings, Inc.	43,106	671,160
Telephone & Data Systems, Inc.	236,550	7,037,363
		52,795,230

Transportation 1.3%
Air Transport Services Group, Inc. *	123,108	2,122,382
Allegiant Travel Co.	37,161	2,415,837
ArcBest Corp.	56,471	5,883,149
Blade Air Mobility, Inc. *	143,609	516,274
Costamare, Inc.	103,463	1,408,131
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Covenant Logistics Group, Inc., Class A	19,741	998,895
Forward Air Corp.	59,717	2,109,802
Frontier Group Holdings, Inc. *	99,473	604,796
FTAI Infrastructure, Inc.	243,952	1,968,693
Genco Shipping & Trading Ltd.	100,994	1,589,646
Golden Ocean Group Ltd.	292,614	3,136,822
Heartland Express, Inc.	112,053	1,210,733
Hertz Global Holdings, Inc. *	301,223	837,400
Himalaya Shipping Ltd. *	72,404	474,970
Hub Group, Inc., Class A	146,369	6,350,951
JetBlue Airways Corp. *	749,084	4,269,779
Joby Aviation, Inc. *(a)	963,460	4,624,608
Marten Transport Ltd.	138,847	2,149,351
Matson, Inc.	81,814	12,672,170
PAM Transportation Services, Inc. *	12,983	200,977
Pangaea Logistics Solutions Ltd.	73,750	473,475
Proficient Auto Logistics, Inc. *	35,944	294,381
Radiant Logistics, Inc. *	85,045	565,549
RXO, Inc. *	325,354	9,171,729
Safe Bulkers, Inc.	142,918	598,826
Sky Harbour Group Corp. *	26,604	293,708
SkyWest, Inc. *	95,010	9,044,952
Spirit Airlines, Inc. (a)	254,808	611,539
Sun Country Airlines Holdings, Inc. *	95,675	1,344,234
Universal Logistics Holdings, Inc.	16,099	676,802
Werner Enterprises, Inc.	148,540	5,479,641
Wheels Up Experience, Inc. *	211,028	430,497
		84,530,699

Utilities 2.8%
ALLETE, Inc.	139,580	8,920,558
Altus Power, Inc., Class A *	188,632	648,894
American States Water Co.	89,606	7,388,911
Avista Corp.	187,598	7,031,173
Black Hills Corp.	164,856	9,757,827
Brookfield Infrastructure Corp., Class A	287,838	11,824,385
Cadiz, Inc. *	101,979	310,016
California Water Service Group	138,836	7,213,919
Chesapeake Utilities Corp.	53,203	6,373,187
Consolidated Water Co. Ltd.	36,120	858,211
Genie Energy Ltd., Class B	32,407	509,438
Global Water Resources, Inc.	25,957	324,203
Hawaiian Electric Industries, Inc. *	397,312	4,080,394
MGE Energy, Inc.	87,390	7,907,921
Middlesex Water Co.	42,738	2,615,138
Montauk Renewables, Inc. *	159,853	883,987
New Jersey Resources Corp.	236,109	10,835,042
Northwest Natural Holding Co.	91,376	3,553,613
Northwestern Energy Group, Inc.	148,154	7,920,313
ONE Gas, Inc.	135,424	9,651,669
Ormat Technologies, Inc.	129,715	10,250,079
Otter Tail Corp.	99,183	7,787,849
Portland General Electric Co.	244,251	11,577,497
Pure Cycle Corp. *	50,167	527,757
RGC Resources, Inc.	19,745	404,180
SJW Group	79,198	4,408,161
Southwest Gas Holdings, Inc.	146,479	10,729,587
Spire, Inc.	136,606	8,723,659
Sunnova Energy International, Inc. *	262,216	1,591,651
SECURITY	NUMBER OF SHARES	VALUE ($)
TXNM Energy, Inc.	216,428	9,423,275
Unitil Corp.	38,188	2,210,703
York Water Co.	34,370	1,208,793
		177,451,990
Total Common Stocks (Cost $4,481,444,699)		6,316,642,303

RIGHTS 0.0% OF NET ASSETS

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(c)	27,867	72,998
Cartesian Therapeutics, Inc. CVR *(c)	265,512	47,792
GTx, Inc. CVR *(c)	592	607
Jounce Therapeutics, Inc. CVR *(c)	100,774	3,023
Tobira Therapeutics, Inc. CVR *(c)	14,029	49,663
		174,083
Total Rights (Cost $44,006)		174,083

SHORT-TERM INVESTMENTS 1.5% OF NET ASSETS

Money Market Funds 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82% (d)(e)	96,107,250	96,107,250
Total Short-Term Investments (Cost $96,107,250)		96,107,250
Total Investments in Securities (Cost $4,577,595,955)		6,412,923,636

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 12/20/24	125	13,803,750	(311,227)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $87,260,480.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

Below is a summary of the fund’s transactions with affiliated issuers and affiliated companies which are or were affiliates during the period ended October 31, 2024. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2023, and/or Value at October 31, 2024, columns means either the issuer was not held or not held as an affiliate at the beginning of the period and is no longer held at period end or the issuer is held at period end but is no longer an affiliate.
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Consumer Durables & Apparel 0.0%
Fossil Group, Inc.	$—	$—	($158,714 )	($1,783,643 )	$1,769,813	$—	—	$—

Equity Real Estate Investment Trusts (REITs) 0.0%
Diversified Healthcare Trust	—	58,456	(170,078)	(244,648)	1,085,005	1,878,473	526,183	21,431

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Emergent BioSolutions, Inc.	—	26,799	(823,297)	(2,985,074)	3,539,876	—	—	—

Transportation 0.0%
Daseke, Inc.	—	98,747	(889,815)	86,957	293,020	—	—	—
Total	$—	$184,002	($2,041,904 )	($4,926,408 )	$6,687,714	$1,878,473		$21,431

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$4,861,745,941	$—	$—	$4,861,745,941
Equity Real Estate Investment Trusts (REITs)	356,837,088	—	19,696	356,856,784
Health Care Equipment & Services	395,278,768	—	0 *	395,278,768
Pharmaceuticals, Biotechnology & Life Sciences	702,126,053	—	634,757	702,760,810
Rights
Pharmaceuticals, Biotechnology & Life Sciences	—	—	174,083	174,083
Short-Term Investments[1]	96,107,250	—	—	96,107,250
Liabilities
Futures Contracts[2]	(311,227)	—	—	(311,227)
Total	$6,411,783,873	$—	$828,536	$6,412,612,409

*	Level 3 amount shown includes securities determined to have no value at October 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $2,961,097)		$1,878,473
Investments in securities, at value - unaffiliated issuers (cost $4,574,634,858) including securities on loan of $87,260,480		6,411,045,163
Cash		11,218,937
Deposit with broker for futures contracts		1,672,000
Receivables:
Dividends		2,096,996
Fund shares sold		2,034,494
Investments sold		1,991,242
Income from securities on loan	+	534,698
Total assets		6,432,472,003

Liabilities
Collateral held for securities on loan		96,107,250
Payables:
Fund shares redeemed		4,376,944
Investments bought		1,892,484
Variation margin on futures contracts		293,163
Investment adviser fees	+	217,604
Total liabilities		102,887,445
Net assets		$6,329,584,558

Net Assets by Source
Capital received from investors		$4,895,228,788
Total distributable earnings	+	1,434,355,770
Net assets		$6,329,584,558

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$6,329,584,558		177,623,341		$35.63

See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $158,863)		$74,006,031
Income from non-cash dividends - unaffiliated		5,007,759
Other Interest		660,713
Dividends received from securities - affiliated issuers		21,431
Securities on loan, net	+	6,415,711
Total investment income		86,111,645

Expenses
Investment adviser fees		2,363,135
Total expenses	–	2,363,135
Net investment income		83,748,510

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(4,926,408)
Net realized losses on sales of securities - unaffiliated issuers		(20,340,814)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		248,292,557
Net realized gains on futures contracts	+	5,758,130
Net realized gains		228,783,465
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		6,687,714
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		1,327,890,385
Net change in unrealized appreciation (depreciation) on futures contracts	+	453,127
Net change in unrealized appreciation (depreciation)	+	1,335,031,226
Net realized and unrealized gains		1,563,814,691
Increase in net assets resulting from operations		$1,647,563,201
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$83,748,510	$85,960,469
Net realized gains		228,783,465	35,197,324
Net change in unrealized appreciation (depreciation)	+	1,335,031,226	(573,316,322)
Increase (decrease) in net assets resulting from operations		$1,647,563,201	($452,158,529 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($86,736,454 )	($67,319,807 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		38,304,539	$1,258,012,921	37,521,878	$1,105,017,562
Shares reinvested		2,232,953	67,256,541	1,875,048	53,907,613
Shares redeemed	+	(43,772,659)	(1,437,652,600)	(38,355,459)	(1,130,035,083)
Net transactions in fund shares		(3,235,167)	($112,383,138 )	1,041,467	$28,890,092

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		180,858,508	$4,881,140,949	179,817,041	$5,371,729,193
Total increase (decrease)	+	(3,235,167)	1,448,443,609	1,041,467	(490,588,244)
End of period		177,623,341	$6,329,584,558	180,858,508	$4,881,140,949
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$71.29	$66.82	$81.64	$57.62	$53.42
Income (loss) from investment operations:
Net investment income (loss)[1]	1.22	1.13	1.05	1.00	1.07
Net realized and unrealized gains (losses)	25.58	4.39	(14.67)	24.10	4.21
Total from investment operations	26.80	5.52	(13.62)	25.10	5.28
Less distributions:
Distributions from net investment income	(1.14)	(1.05)	(0.96)	(1.08)	(0.94)
Distributions from net realized gains	—	—	(0.24)	—	(0.14)
Total distributions	(1.14)	(1.05)	(1.20)	(1.08)	(1.08)
Net asset value at end of period	$96.95	$71.29	$66.82	$81.64	$57.62
Total return	37.98%	8.38%	(16.94%)	44.01%	9.94%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%[2]	0.03%[2]	0.03%	0.03%
Net investment income (loss)	1.39%	1.58%	1.44%	1.37%	1.96%
Portfolio turnover rate	2%	2%	2%	3%	4%
Net assets, end of period (x 1,000,000)	$25,665	$17,787	$16,046	$18,232	$11,487

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.6%
Adient PLC *	40,665	794,187
American Axle & Manufacturing Holdings, Inc. *	60,450	341,543
Aptiv PLC *	122,549	6,964,460
Autoliv, Inc.	33,157	3,079,622
BorgWarner, Inc.	105,976	3,563,973
Canoo, Inc., Class A *(a)	23,749	17,978
Cooper-Standard Holdings, Inc. *	8,444	105,972
Dana, Inc.	54,773	420,109
Dorman Products, Inc. *	12,318	1,404,622
Envirotech Vehicles, Inc. *	9,637	17,539
Ford Motor Co.	1,799,065	18,512,379
Fox Factory Holding Corp. *	18,890	679,851
Garrett Motion, Inc. *	66,397	493,330
General Motors Co.	516,241	26,204,393
Gentex Corp.	104,336	3,162,424
Gentherm, Inc. *	14,378	603,157
Goodyear Tire & Rubber Co. *	127,808	1,023,742
Harley-Davidson, Inc.	56,679	1,810,894
Holley, Inc. *	22,922	59,368
LCI Industries	11,790	1,311,991
Lear Corp.	26,114	2,500,677
Lucid Group, Inc. *(a)	523,706	1,157,390
Luminar Technologies, Inc., Class A *(a)	266,055	206,299
Mobileye Global, Inc., Class A *	51,082	695,226
Modine Manufacturing Co. *	24,298	2,861,576
Motorcar Parts of America, Inc. *	7,218	38,039
Patrick Industries, Inc.	10,113	1,274,036
Phinia, Inc.	20,144	938,308
QuantumScape Corp., Class A *	170,800	879,620
Rivian Automotive, Inc., Class A *	331,992	3,353,119
Solid Power, Inc. *(a)	56,200	66,316
Standard Motor Products, Inc.	7,798	251,018
Stoneridge, Inc. *	11,655	81,468
Strattec Security Corp. *	1,500	56,325
Superior Industries International, Inc. *	10,350	28,566
Tesla, Inc. *	1,280,579	319,952,663
Thor Industries, Inc.	24,055	2,503,644
Visteon Corp. *	12,716	1,147,619
Winnebago Industries, Inc.	13,059	731,826
XPEL, Inc. *	9,832	379,220
		409,674,489

Banks 3.6%
1895 Bancorp of Wisconsin, Inc. *	1,526	15,321
1st Source Corp.	8,134	481,777
ACNB Corp.	3,576	150,192
Affinity Bancshares, Inc. *	1,146	24,524
Amalgamated Financial Corp.	7,518	249,334
Amerant Bancorp, Inc.	16,131	343,913
Ameris Bancorp	29,643	1,837,570
Ames National Corp.	4,056	68,932
Arrow Financial Corp.	6,961	198,667
Associated Banc-Corp.	69,004	1,638,155
Atlantic Union Bankshares Corp.	40,436	1,528,481
Auburn National BanCorp, Inc.	800	17,576
Axos Financial, Inc. *	24,566	1,663,610
Banc of California, Inc.	62,790	964,454
BancFirst Corp.	9,480	1,030,571
SECURITY	NUMBER OF SHARES	VALUE ($)
Bancorp, Inc. *	23,768	1,194,580
Bank First Corp.	3,759	345,866
Bank of America Corp.	3,111,953	130,141,874
Bank of Hawaii Corp.	18,380	1,327,587
Bank of Marin Bancorp	6,631	147,275
Bank of the James Financial Group, Inc.	2,744	36,221
Bank OZK	50,011	2,187,981
Bank7 Corp.	2,054	86,165
BankFinancial Corp.	3,213	39,166
BankUnited, Inc.	36,102	1,275,845
Bankwell Financial Group, Inc.	2,376	67,740
Banner Corp.	15,660	1,002,866
Bar Harbor Bankshares	5,903	189,781
BayCom Corp.	4,901	121,790
BCB Bancorp, Inc.	7,033	85,381
Berkshire Hills Bancorp, Inc.	19,410	528,534
Blue Foundry Bancorp *	9,742	95,764
BOK Financial Corp.	10,921	1,160,138
Bridgewater Bancshares, Inc. *	8,542	124,713
Broadway Financial Corp. *	2,507	17,273
Brookline Bancorp, Inc.	38,717	435,566
Burke & Herbert Financial Services Corp.	6,104	386,627
Business First Bancshares, Inc.	9,475	248,150
Byline Bancorp, Inc.	14,729	396,357
C&F Financial Corp.	1,200	75,024
Cadence Bank	83,438	2,789,332
California BanCorp *	8,995	131,147
Camden National Corp.	5,912	248,008
Capital Bancorp, Inc.	3,170	80,043
Capital City Bank Group, Inc.	5,558	194,530
Capitol Federal Financial, Inc.	63,473	409,083
Carter Bankshares, Inc. *	9,825	180,780
Catalyst Bancorp, Inc. *	1,959	22,333
Cathay General Bancorp	32,565	1,497,339
CB Financial Services, Inc.	2,090	59,879
Central Pacific Financial Corp.	11,311	304,718
CF Bankshares, Inc.	2,505	63,577
Chemung Financial Corp.	1,306	62,401
ChoiceOne Financial Services, Inc.	2,484	82,394
Citigroup, Inc.	879,516	56,438,542
Citizens & Northern Corp.	5,947	112,517
Citizens Community Bancorp, Inc.	3,309	46,756
Citizens Financial Group, Inc.	209,105	8,807,503
Citizens Financial Services, Inc.	2,013	117,338
City Holding Co.	6,363	741,926
Civista Bancshares, Inc.	5,755	117,229
CNB Financial Corp.	8,219	208,598
Coastal Financial Corp. *	5,270	331,957
Colony Bankcorp, Inc.	7,200	109,512
Columbia Banking System, Inc.	98,774	2,816,047
Columbia Financial, Inc. *	14,396	245,884
Comerica, Inc.	61,134	3,894,847
Commerce Bancshares, Inc.	54,962	3,435,125
Community Financial System, Inc.	25,119	1,535,776
Community Trust Bancorp, Inc.	6,370	329,966
Community West Bancshares	6,826	127,919
ConnectOne Bancorp, Inc.	14,768	357,976
CrossFirst Bankshares, Inc. *	17,616	276,571
Cullen/Frost Bankers, Inc.	29,949	3,814,005
Customers Bancorp, Inc. *	14,966	690,382
CVB Financial Corp.	61,166	1,188,455
Dime Community Bancshares, Inc.	18,909	568,594
Eagle Bancorp Montana, Inc.	2,563	42,802
Eagle Bancorp, Inc.	13,609	356,692
East West Bancorp, Inc.	63,899	6,229,514
Eastern Bankshares, Inc.	88,248	1,441,090
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
ECB Bancorp, Inc. *	4,412	66,180
Enterprise Bancorp, Inc.	3,412	109,559
Enterprise Financial Services Corp.	16,939	893,024
Equity Bancshares, Inc., Class A	6,351	269,854
Esquire Financial Holdings, Inc.	3,256	216,784
ESSA Bancorp, Inc.	3,176	59,772
Evans Bancorp, Inc.	2,622	104,408
Farmers & Merchants Bancorp, Inc.	6,004	162,768
Farmers National Banc Corp.	14,833	204,102
FB Financial Corp.	17,225	847,470
Fidelity D&D Bancorp, Inc.	1,779	93,398
Fifth Third Bancorp	311,922	13,624,753
Financial Institutions, Inc.	6,134	147,277
Finward Bancorp	1,806	56,438
Finwise Bancorp *	4,562	76,322
First BanCorp	76,777	1,480,261
First Bancorp, Inc.	3,588	92,929
First Bancorp/Southern Pines NC	20,264	845,009
First Bancshares, Inc.	11,989	401,272
First Bank	9,056	128,233
First Busey Corp.	25,293	614,873
First Business Financial Services, Inc.	2,713	116,116
First Capital, Inc.	1,074	38,798
First Citizens BancShares, Inc., Class A	5,554	10,760,042
First Commonwealth Financial Corp.	43,700	718,428
First Community Bankshares, Inc.	8,451	350,378
First Community Corp.	3,520	83,565
First Financial Bancorp	42,225	1,080,116
First Financial Bankshares, Inc.	59,024	2,133,127
First Financial Corp.	4,167	179,014
First Financial Northwest, Inc.	2,960	66,600
First Foundation, Inc.	42,399	285,345
First Guaranty Bancshares, Inc.	2,887	31,035
First Hawaiian, Inc.	58,509	1,447,513
First Horizon Corp.	247,191	4,283,820
First Internet Bancorp	3,435	120,122
First Interstate BancSystem, Inc., Class A	37,307	1,149,056
First Merchants Corp.	28,372	1,051,183
First Mid Bancshares, Inc.	9,125	348,119
First National Corp.	2,648	56,085
First Northwest Bancorp	3,416	34,672
First of Long Island Corp.	9,603	120,758
First Savings Financial Group, Inc.	2,389	64,479
First Seacoast Bancorp, Inc. *	3,389	31,077
First U.S. Bancshares, Inc.	4,841	57,317
First United Corp.	2,849	90,427
First Western Financial, Inc. *	2,786	52,962
Firstsun Capital Bancorp *	7,328	268,058
Five Star Bancorp	9,216	277,217
Flagstar Financial, Inc.	144,343	1,460,751
Flushing Financial Corp.	12,108	189,793
FNB Corp.	167,523	2,429,083
Franklin Financial Services Corp.	1,992	65,099
FS Bancorp, Inc.	3,171	138,763
Fulton Financial Corp.	82,085	1,486,559
FVCBankcorp, Inc. *	8,954	116,626
German American Bancorp, Inc.	14,939	604,880
Glacier Bancorp, Inc.	53,043	2,766,192
Great Southern Bancorp, Inc.	4,013	227,497
Greene County Bancorp, Inc.	3,212	89,936
Guaranty Bancshares, Inc.	3,536	116,193
Hancock Whitney Corp.	39,748	2,070,076
Hanmi Financial Corp.	13,522	309,248
Hanover Bancorp, Inc. (a)	7,022	140,370
HarborOne Bancorp, Inc.	18,808	223,251
Hawthorn Bancshares, Inc.	2,065	58,729
SECURITY	NUMBER OF SHARES	VALUE ($)
HBT Financial, Inc.	5,821	124,337
Heartland Financial USA, Inc.	18,495	1,100,453
Heritage Commerce Corp.	26,186	254,266
Heritage Financial Corp.	14,372	330,412
Hilltop Holdings, Inc.	19,849	607,975
Hingham Institution For Savings (a)	707	179,239
Home Bancorp, Inc.	3,387	159,697
Home BancShares, Inc.	85,810	2,341,755
HomeStreet, Inc.	8,389	75,962
HomeTrust Bancshares, Inc.	6,363	210,933
Hope Bancorp, Inc.	59,050	731,630
Horizon Bancorp, Inc.	16,744	268,239
Huntington Bancshares, Inc.	671,001	10,460,906
Independent Bank Corp.	9,444	309,574
Independent Bank Corp.	19,247	1,210,636
Independent Bank Group, Inc.	17,129	999,648
International Bancshares Corp.	24,669	1,511,223
Investar Holding Corp.	3,333	69,560
John Marshall Bancorp, Inc.	4,443	94,814
JPMorgan Chase & Co.	1,312,893	291,357,215
Kearny Financial Corp.	30,246	211,420
KeyCorp	429,699	7,412,308
Lakeland Financial Corp.	12,289	799,645
Landmark Bancorp, Inc.	2,076	43,575
LCNB Corp.	4,732	74,245
LINKBANCORP, Inc.	5,773	41,364
Live Oak Bancshares, Inc.	14,105	560,110
M&T Bank Corp.	77,069	15,003,793
Magyar Bancorp, Inc.	1,051	12,948
MainStreet Bancshares, Inc.	3,000	51,810
Mercantile Bank Corp.	5,802	248,674
Meridian Corp.	3,846	53,998
Metrocity Bankshares, Inc.	7,678	227,115
Metropolitan Bank Holding Corp. *	4,799	256,747
Mid Penn Bancorp, Inc.	5,597	176,809
Middlefield Banc Corp.	3,452	97,484
Midland States Bancorp, Inc.	8,785	217,956
MidWestOne Financial Group, Inc.	5,792	167,620
MVB Financial Corp.	4,605	87,449
National Bank Holdings Corp., Class A	16,969	762,926
National Bankshares, Inc.	2,506	71,621
NB Bancorp, Inc. *	18,000	340,020
NBT Bancorp, Inc.	21,649	962,948
Nicolet Bankshares, Inc.	5,917	601,700
Northeast Bank	3,001	266,669
Northeast Community Bancorp, Inc.	5,675	147,323
Northfield Bancorp, Inc.	18,804	221,323
Northrim BanCorp, Inc.	2,596	169,441
Northwest Bancshares, Inc.	54,295	721,581
Norwood Financial Corp.	3,060	89,750
NSTS Bancorp, Inc. *	1,610	18,016
Oak Valley Bancorp	3,707	100,089
OceanFirst Financial Corp.	25,110	457,002
OFG Bancorp	23,182	933,539
Ohio Valley Banc Corp.	1,400	32,914
Old National Bancorp	143,492	2,763,656
Old Point Financial Corp.	1,643	33,665
Old Second Bancorp, Inc.	17,372	285,248
OP Bancorp	5,203	77,056
Orange County Bancorp, Inc.	1,662	87,953
Origin Bancorp, Inc.	12,052	378,312
Orrstown Financial Services, Inc.	8,410	314,870
Pacific Premier Bancorp, Inc.	45,517	1,161,139
Park National Corp.	7,007	1,210,669
Parke Bancorp, Inc.	4,518	95,420
Pathward Financial, Inc.	11,847	838,294
PB Bankshares, Inc. *	2,277	35,225
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
PCB Bancorp	4,081	76,600
Peapack-Gladstone Financial Corp.	6,657	213,956
Penns Woods Bancorp, Inc.	2,250	60,750
Peoples Bancorp of North Carolina, Inc.	1,896	48,822
Peoples Bancorp, Inc.	15,377	473,304
Peoples Financial Services Corp.	3,954	184,494
Pinnacle Financial Partners, Inc.	36,094	3,806,112
Pioneer Bancorp, Inc. *	2,717	30,430
Plumas Bancorp	2,267	94,103
PNC Financial Services Group, Inc.	183,314	34,512,527
Ponce Financial Group, Inc. *	10,983	123,559
Popular, Inc.	33,493	2,988,580
Preferred Bank	5,696	480,572
Premier Financial Corp.	14,638	360,973
Primis Financial Corp.	10,278	115,422
Princeton Bancorp, Inc.	1,590	55,841
Prosperity Bancshares, Inc.	44,513	3,258,352
Provident Bancorp, Inc. *	6,035	62,583
Provident Financial Holdings, Inc.	3,562	55,443
Provident Financial Services, Inc.	62,095	1,159,935
QCR Holdings, Inc.	7,130	563,983
RBB Bancorp	6,055	134,421
Red River Bancshares, Inc.	1,974	103,082
Regions Financial Corp.	420,033	10,026,188
Renasant Corp.	28,786	981,890
Republic Bancorp, Inc., Class A	3,781	255,218
Richmond Mutual BanCorp, Inc.	4,348	56,524
Riverview Bancorp, Inc.	6,215	29,459
S&T Bancorp, Inc.	19,181	728,494
Sandy Spring Bancorp, Inc.	19,518	656,586
SB Financial Group, Inc.	3,301	63,412
Seacoast Banking Corp. of Florida	37,995	1,014,467
ServisFirst Bancshares, Inc.	22,675	1,885,200
Shore Bancshares, Inc.	11,833	172,052
Sierra Bancorp	5,854	166,254
Simmons First National Corp., Class A	60,532	1,404,342
SmartFinancial, Inc.	6,197	205,493
Sound Financial Bancorp, Inc.	1,096	57,956
South Plains Financial, Inc.	5,663	190,843
Southern First Bancshares, Inc. *	2,967	113,369
Southern Missouri Bancorp, Inc.	4,045	239,869
Southern States Bancshares, Inc.	2,910	90,530
Southside Bancshares, Inc.	12,464	403,834
SouthState Corp.	35,121	3,425,351
SR Bancorp, Inc. *	3,800	41,800
Stellar Bancorp, Inc.	23,106	628,945
Sterling Bancorp, Inc. *	9,738	45,476
Stock Yards Bancorp, Inc.	13,389	863,323
Synovus Financial Corp.	66,672	3,324,933
Territorial Bancorp, Inc.	4,386	44,913
Texas Capital Bancshares, Inc. *	21,446	1,650,270
TFS Financial Corp.	26,645	342,388
Third Coast Bancshares, Inc. *	6,287	204,768
Timberland Bancorp, Inc.	3,571	103,130
Tompkins Financial Corp.	5,291	341,481
Towne Bank	31,866	1,036,282
TriCo Bancshares	14,278	610,099
Triumph Financial, Inc. *	9,395	830,236
Truist Financial Corp.	616,130	26,524,396
TrustCo Bank Corp.	7,608	250,912
Trustmark Corp.	26,268	912,025
U.S. Bancorp	720,787	34,821,220
UMB Financial Corp.	19,832	2,176,165
Union Bankshares, Inc.	2,125	61,583
United Bancorp, Inc.	3,371	44,160
United Bankshares, Inc.	60,481	2,278,924
SECURITY	NUMBER OF SHARES	VALUE ($)
United Community Banks, Inc.	53,201	1,514,100
United Security Bancshares	6,461	57,115
Unity Bancorp, Inc.	2,383	92,174
Univest Financial Corp.	12,810	356,502
USCB Financial Holdings, Inc.	5,422	78,727
Valley National Bancorp	206,074	1,951,521
Veritex Holdings, Inc.	23,608	637,416
Virginia National Bankshares Corp.	2,256	89,496
WaFd, Inc.	37,211	1,264,430
Washington Trust Bancorp, Inc.	7,375	251,709
Webster Financial Corp.	78,794	4,081,529
Wells Fargo & Co.	1,569,336	101,881,293
WesBanco, Inc.	28,444	894,564
West BanCorp, Inc.	6,294	135,762
Westamerica BanCorp	11,683	601,908
Western Alliance Bancorp	50,624	4,212,423
Western New England Bancorp, Inc.	10,349	90,140
William Penn Bancorp	4,788	60,999
Wintrust Financial Corp.	30,527	3,537,774
WSFS Financial Corp.	28,278	1,390,429
Zions Bancorp NA	68,968	3,590,474
		937,084,591

Capital Goods 6.6%
374Water, Inc. *	24,532	38,270
3D Systems Corp. *	42,500	127,500
3M Co.	253,407	32,555,197
A.O. Smith Corp.	55,445	4,163,920
AAON, Inc.	32,083	3,664,520
AAR Corp. *	15,508	910,320
Acuity Brands, Inc.	14,056	4,226,499
Advanced Drainage Systems, Inc.	32,839	4,921,909
AECOM	62,336	6,657,485
AeroVironment, Inc. *	13,018	2,798,349
AerSale Corp. *	13,422	70,734
AGCO Corp.	28,277	2,823,176
Air Lease Corp., Class A	46,954	2,082,410
Alamo Group, Inc.	4,523	766,829
Albany International Corp., Class A	14,231	966,570
Allegion PLC	40,284	5,624,855
Allient, Inc.	6,061	104,795
Allison Transmission Holdings, Inc.	40,814	4,361,384
Alpha Pro Tech Ltd. *	5,970	33,372
Alta Equipment Group, Inc.	10,115	65,748
Ameresco, Inc., Class A *	14,647	450,688
American Superconductor Corp. *	15,966	391,486
American Woodmark Corp. *	7,275	659,915
AMETEK, Inc.	107,378	19,686,683
API Group Corp. *	112,283	3,833,342
Apogee Enterprises, Inc.	9,815	734,555
Applied Industrial Technologies, Inc.	17,956	4,158,430
Archer Aviation, Inc., Class A *(a)	128,868	405,934
Arcosa, Inc.	21,785	2,039,947
Argan, Inc.	5,730	756,589
Armstrong World Industries, Inc.	20,233	2,823,515
Array Technologies, Inc. *	67,077	438,013
Astec Industries, Inc.	9,833	312,493
Astronics Corp. *	12,013	208,906
Atkore, Inc.	16,714	1,433,393
Atmus Filtration Technologies, Inc.	37,740	1,469,596
Axon Enterprise, Inc. *	33,332	14,116,102
AZEK Co., Inc., Class A *	67,533	2,971,452
AZZ, Inc.	13,226	1,007,557
Babcock & Wilcox Enterprises, Inc. *	51,145	117,634
Barnes Group, Inc.	21,129	987,992
Beacon Roofing Supply, Inc. *	29,289	2,696,638
Blink Charging Co. *(a)	53,168	105,273
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Bloom Energy Corp., Class A *	99,158	951,917
Blue Bird Corp. *	15,059	634,134
BlueLinx Holdings, Inc. *	3,850	421,421
Boeing Co. *	337,183	50,344,794
Boise Cascade Co.	17,673	2,351,039
Bowman Consulting Group Ltd., Class A *	6,300	127,890
Broadwind, Inc. *	7,298	13,282
Builders FirstSource, Inc. *	53,636	9,193,210
BWX Technologies, Inc.	42,129	5,129,206
Byrna Technologies, Inc. *	8,100	116,721
Cadre Holdings, Inc.	13,121	456,217
Carlisle Cos., Inc.	21,150	8,930,164
Carrier Global Corp.	387,111	28,150,712
Caterpillar, Inc.	223,635	84,131,487
Centuri Holdings, Inc. *(a)	8,034	150,798
ChargePoint Holdings, Inc., Class A *(a)	196,893	236,272
Chart Industries, Inc. *	19,646	2,371,665
ClearSign Technologies Corp. *	25,555	22,041
CNH Industrial NV	410,084	4,605,243
Columbus McKinnon Corp.	11,948	380,066
Comfort Systems USA, Inc.	16,411	6,417,357
Commercial Vehicle Group, Inc. *	13,417	39,043
Concrete Pumping Holdings, Inc. *	9,442	52,403
Construction Partners, Inc., Class A *	19,811	1,559,720
Core & Main, Inc., Class A *	89,133	3,946,809
CPI Aerostructures, Inc. *	9,173	30,546
Crane Co.	22,583	3,551,854
CSW Industrials, Inc.	7,696	2,717,458
Cummins, Inc.	63,041	20,739,228
Curtiss-Wright Corp.	17,779	6,133,044
Custom Truck One Source, Inc. *	24,214	99,035
Deere & Co.	118,381	47,907,607
Desktop Metal, Inc., Class A *	15,045	73,871
Distribution Solutions Group, Inc. *	4,920	189,420
DNOW, Inc. *	54,266	641,967
Donaldson Co., Inc.	55,044	4,027,019
Douglas Dynamics, Inc.	10,577	239,569
Dover Corp.	63,370	11,997,842
Ducommun, Inc. *	6,692	393,423
DXP Enterprises, Inc. *	6,811	334,284
Dycom Industries, Inc. *	13,550	2,362,172
Eastern Co.	1,809	56,332
Eaton Corp. PLC	183,771	60,934,788
EMCOR Group, Inc.	21,319	9,509,766
Emerson Electric Co.	263,744	28,555,563
Energy Recovery, Inc. *	23,814	425,318
Enerpac Tool Group Corp., Class A	24,176	1,066,645
EnerSys	18,542	1,795,978
Enovix Corp. *(a)	65,857	593,042
Enpro, Inc.	9,537	1,388,683
Eos Energy Enterprises, Inc. *(a)	118,278	367,845
Esab Corp.	25,979	3,196,456
ESCO Technologies, Inc.	11,966	1,502,212
ESS Tech, Inc. *(a)	2,500	18,725
Eve Holding, Inc. *(a)	13,706	42,214
EVI Industries, Inc.	2,765	54,968
Fastenal Co.	263,999	20,639,442
Federal Signal Corp.	28,615	2,334,126
Ferguson Enterprises, Inc.	92,953	18,287,573
Flowserve Corp.	59,998	3,158,295
Fluence Energy, Inc. *	31,427	683,537
Fluor Corp. *	78,417	4,099,641
Flux Power Holdings, Inc. *	3,973	11,244
Fortive Corp.	160,830	11,488,087
Fortune Brands Innovations, Inc.	57,089	4,757,226
Franklin Electric Co., Inc.	17,679	1,692,057
SECURITY	NUMBER OF SHARES	VALUE ($)
FreightCar America, Inc. *	5,033	72,274
FTAI Aviation Ltd.	47,123	6,335,216
FuelCell Energy, Inc. *(a)	395,312	135,987
Gates Industrial Corp. PLC *	104,357	2,019,308
GATX Corp.	16,085	2,215,870
GE Vernova, Inc. *	126,403	38,130,729
Gencor Industries, Inc. *	3,418	68,087
Generac Holdings, Inc. *	27,429	4,540,871
General Dynamics Corp.	118,899	34,672,137
General Electric Co.	499,896	85,872,135
Gibraltar Industries, Inc. *	13,337	900,114
Global Industrial Co.	6,777	179,794
GMS, Inc. *	18,841	1,693,617
Gorman-Rupp Co.	9,748	360,189
Graco, Inc.	77,176	6,285,985
GrafTech International Ltd. *	88,000	149,600
Graham Corp. *	4,043	113,285
Granite Construction, Inc.	20,835	1,751,182
Great Lakes Dredge & Dock Corp. *	30,154	344,660
Greenbrier Cos., Inc.	15,526	920,226
Griffon Corp.	17,893	1,125,112
H&E Equipment Services, Inc.	14,463	755,692
Hayward Holdings, Inc. *	63,593	1,034,022
HEICO Corp.	45,058	11,036,957
Helios Technologies, Inc.	16,121	743,662
Herc Holdings, Inc.	12,917	2,701,461
Hexcel Corp.	37,198	2,183,151
Hillenbrand, Inc.	31,846	877,357
Hillman Solutions Corp. *	86,449	916,359
Honeywell International, Inc.	300,203	61,745,753
Howmet Aerospace, Inc.	187,425	18,690,021
Hubbell, Inc., Class B	24,742	10,565,576
Hudson Technologies, Inc. *	17,443	133,788
Huntington Ingalls Industries, Inc.	17,977	3,325,026
Hurco Cos., Inc.	3,214	67,526
Hydrofarm Holdings Group, Inc. *	27,153	18,383
Hyliion Holdings Corp. *	54,325	129,837
Hyster-Yale, Inc.	5,997	380,630
Ideal Power, Inc. *	3,471	24,991
IDEX Corp.	34,783	7,465,823
IES Holdings, Inc. *	3,807	832,458
Illinois Tool Works, Inc.	125,079	32,661,879
Ingersoll Rand, Inc.	185,485	17,806,560
Innovative Solutions & Support, Inc. *	6,865	50,115
Insteel Industries, Inc.	8,973	242,002
Intuitive Machines, Inc., Class A *(a)	36,805	287,079
ITT, Inc.	38,133	5,343,196
Janus International Group, Inc. *	71,323	524,937
JELD-WEN Holding, Inc. *	41,048	581,240
John Bean Technologies Corp.	14,561	1,622,387
Johnson Controls International PLC	307,307	23,217,044
Kadant, Inc.	5,473	1,822,837
Karat Packaging, Inc.	3,014	80,474
Kennametal, Inc.	34,295	868,349
Kratos Defense & Security Solutions, Inc. *	71,450	1,623,344
L.B. Foster Co., Class A *	5,290	99,717
L3Harris Technologies, Inc.	87,444	21,639,767
Lennox International, Inc.	14,648	8,826,445
Leonardo DRS, Inc. *	35,510	1,067,786
Limbach Holdings, Inc. *	4,683	355,768
Lincoln Electric Holdings, Inc.	26,176	5,040,451
Lindsay Corp.	4,679	560,076
Loar Holdings, Inc. *	5,814	501,051
Lockheed Martin Corp.	98,027	53,527,643
LSI Industries, Inc.	12,912	211,240
Luxfer Holdings PLC	12,212	175,364
Manitex International, Inc. *	9,465	53,856
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Manitowoc Co., Inc. *	15,925	148,740
Masco Corp.	99,898	7,982,849
MasTec, Inc. *	28,761	3,534,439
Masterbrand, Inc. *	61,652	1,107,270
Matrix Service Co. *	10,847	121,812
Mayville Engineering Co., Inc. *	3,327	68,104
McGrath RentCorp	11,233	1,277,192
MDU Resources Group, Inc.	92,911	2,680,482
Mercury Systems, Inc. *	22,975	743,241
Middleby Corp. *	24,472	3,174,018
Miller Industries, Inc.	5,104	335,027
Moog, Inc., Class A	13,459	2,538,367
MRC Global, Inc. *	35,400	434,004
MSC Industrial Direct Co., Inc., Class A	21,058	1,665,056
Mueller Industries, Inc.	52,122	4,272,440
Mueller Water Products, Inc., Class A	73,402	1,584,749
MYR Group, Inc. *	7,578	992,718
National Presto Industries, Inc.	2,215	159,325
NeoVolta, Inc. *	12,964	39,411
Net Power, Inc. *	29,927	269,942
NEXTracker, Inc., Class A *	67,090	2,671,524
Nikola Corp. *	34,410	135,231
NN, Inc. *	28,401	89,463
Nordson Corp.	25,323	6,277,318
Northrop Grumman Corp.	63,572	32,359,419
Northwest Pipe Co. *	4,286	192,399
NuScale Power Corp. *(a)	40,617	777,409
nVent Electric PLC	75,960	5,664,337
Omega Flex, Inc.	1,422	72,693
Optex Systems Holdings, Inc. *	1,633	13,521
Orion Energy Systems, Inc. *	16,987	16,936
Orion Group Holdings, Inc. *	16,674	101,878
Oshkosh Corp.	30,089	3,076,299
Otis Worldwide Corp.	185,196	18,186,247
Owens Corning	40,149	7,097,942
PACCAR, Inc.	241,439	25,177,259
Palladyne AI Corp. *	16,115	33,036
Park Aerospace Corp.	8,310	112,434
Parker-Hannifin Corp.	59,257	37,573,086
Park-Ohio Holdings Corp.	3,931	111,916
Pentair PLC	76,210	7,553,935
Perma-Pipe International Holdings, Inc. *	3,363	43,685
Plug Power, Inc. *(a)	367,103	719,522
Powell Industries, Inc.	4,127	1,052,302
Preformed Line Products Co.	1,284	157,932
Primoris Services Corp.	25,678	1,607,956
Proto Labs, Inc. *	11,556	316,634
Quanex Building Products Corp.	20,402	592,882
Quanta Services, Inc.	67,826	20,458,356
RBC Bearings, Inc. *	13,311	3,731,739
Redwire Corp. *	10,290	79,130
Regal Rexnord Corp.	31,111	5,181,226
Resideo Technologies, Inc. *	66,274	1,303,610
REV Group, Inc.	23,688	627,732
Rocket Lab USA, Inc. *	173,595	1,857,467
Rockwell Automation, Inc.	52,349	13,962,002
RTX Corp.	613,031	74,170,621
Rush Enterprises, Inc., Class A	31,690	1,793,020
Sensata Technologies Holding PLC	71,760	2,464,238
Shoals Technologies Group, Inc., Class A *	78,954	427,141
Shyft Group, Inc.	13,268	171,423
Simpson Manufacturing Co., Inc.	19,349	3,478,757
SiteOne Landscape Supply, Inc. *	21,201	2,962,628
SKYX Platforms Corp. *	16,813	21,353
Snap-on, Inc.	24,199	7,988,816
SECURITY	NUMBER OF SHARES	VALUE ($)
Southland Holdings, Inc. *	4,155	12,050
Spirit AeroSystems Holdings, Inc., Class A *	53,050	1,717,229
SPX Technologies, Inc. *	21,486	3,083,026
Standex International Corp.	5,702	1,048,484
Stanley Black & Decker, Inc.	70,841	6,583,963
Sterling Infrastructure, Inc. *	14,438	2,229,949
Sunrun, Inc. *	108,733	1,571,192
Symbotic, Inc. *(a)	16,004	444,751
Taylor Devices, Inc. *	2,017	94,839
TechPrecision Corp. *	4,478	15,852
Tecnoglass, Inc.	9,961	682,627
Tennant Co.	8,760	767,026
Terex Corp.	30,889	1,597,270
Textron, Inc.	86,398	6,948,127
Thermon Group Holdings, Inc. *	14,491	379,809
Timken Co.	29,679	2,463,357
Titan International, Inc. *	20,997	135,221
Titan Machinery, Inc. *	8,199	112,531
Toro Co.	48,190	3,878,331
TPI Composites, Inc. *	21,000	71,505
Trane Technologies PLC	104,044	38,512,927
Transcat, Inc. *	4,012	383,427
TransDigm Group, Inc.	25,851	33,665,757
Trex Co., Inc. *	51,283	3,633,401
Trinity Industries, Inc.	38,655	1,325,093
Triumph Group, Inc. *	38,079	527,013
Tutor Perini Corp. *	18,907	490,069
Twin Disc, Inc.	5,599	65,004
UFP Industries, Inc.	28,460	3,481,796
Ultralife Corp. *	6,691	56,271
United Rentals, Inc.	30,663	24,922,886
V2X, Inc. *	4,770	293,832
Valmont Industries, Inc.	9,518	2,966,570
Vertiv Holdings Co., Class A	174,197	19,037,990
Vicor Corp. *	11,782	538,555
Virgin Galactic Holdings, Inc. *	8,090	53,151
VirTra, Inc. *	3,586	21,875
Wabash National Corp.	19,725	344,004
Watsco, Inc.	15,950	7,544,510
Watts Water Technologies, Inc., Class A	12,974	2,472,715
WESCO International, Inc.	20,927	4,017,356
Westinghouse Air Brake Technologies Corp.	80,763	15,181,829
Westwater Resources, Inc. *	34,475	21,375
Willis Lease Finance Corp.	1,159	210,161
WillScot Holdings Corp. *	88,444	2,931,034
Woodward, Inc.	27,938	4,584,346
WW Grainger, Inc.	20,498	22,736,997
Xometry, Inc., Class A *	18,299	360,124
Xylem, Inc.	112,048	13,645,205
Zurn Elkay Water Solutions Corp.	65,405	2,361,121
		1,683,724,319

Commercial & Professional Services 1.6%
ABM Industries, Inc.	28,429	1,508,443
ACCO Brands Corp.	38,516	188,728
Acme United Corp.	1,454	57,724
ACV Auctions, Inc., Class A *	70,078	1,211,649
Alight, Inc., Class A *	226,702	1,571,045
Amentum Holdings, Inc. *	57,300	1,704,102
ARC Document Solutions, Inc.	19,042	63,981
Aris Water Solutions, Inc., Class A	14,973	247,054
Asure Software, Inc. *	7,413	73,537
Automatic Data Processing, Inc.	187,841	54,331,131
Barrett Business Services, Inc.	12,336	446,440
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
BGSF, Inc.	6,465	48,035
BlackSky Technology, Inc. *	5,449	34,438
Booz Allen Hamilton Holding Corp., Class A	59,867	10,875,439
Brady Corp., Class A	19,293	1,372,504
BrightView Holdings, Inc. *	25,817	422,882
Brink's Co.	19,911	2,046,652
Broadridge Financial Solutions, Inc.	53,889	11,363,035
CACI International, Inc., Class A *	10,373	5,731,705
Casella Waste Systems, Inc., Class A *	28,367	2,776,562
CBIZ, Inc. *	23,252	1,602,760
CECO Environmental Corp. *	12,430	295,834
Cimpress PLC *	8,208	566,434
Cintas Corp.	157,704	32,457,060
Clarivate PLC *	219,800	1,450,680
Clean Harbors, Inc. *	23,391	5,409,403
Concentrix Corp.	23,573	1,002,088
Conduent, Inc. *	68,566	246,838
Copart, Inc. *	403,710	20,778,954
CoreCivic, Inc. *	49,662	685,832
CRA International, Inc.	2,904	528,935
CSG Systems International, Inc.	12,935	602,900
Dayforce, Inc. *	73,868	5,240,935
Deluxe Corp.	19,740	370,322
DLH Holdings Corp. *	3,968	32,141
Driven Brands Holdings, Inc. *	31,309	464,939
Dun & Bradstreet Holdings, Inc.	147,391	1,752,479
Ennis, Inc.	10,401	211,764
Enviri Corp. *	34,248	262,340
Equifax, Inc.	56,963	15,096,334
ExlService Holdings, Inc. *	75,035	3,126,708
Exponent, Inc.	23,887	2,254,455
First Advantage Corp. *	36,143	654,902
FiscalNote Holdings, Inc. *	35,000	31,850
Forrester Research, Inc. *	4,414	64,753
Franklin Covey Co. *	5,263	209,520
FTI Consulting, Inc. *	16,306	3,180,974
GEE Group, Inc. *	66,522	16,624
Genpact Ltd.	75,885	2,896,530
GEO Group, Inc. *	61,118	927,771
Healthcare Services Group, Inc. *	33,424	366,661
Heidrick & Struggles International, Inc.	8,008	312,792
HireQuest, Inc.	1,724	22,946
HNI Corp.	22,682	1,117,769
Hudson Global, Inc. *	1,522	22,952
Huron Consulting Group, Inc. *	7,782	900,611
ICF International, Inc.	8,748	1,474,825
Innodata, Inc. *	11,159	224,407
Insperity, Inc.	16,296	1,283,636
Interface, Inc., Class A	23,118	403,871
Jacobs Solutions, Inc.	57,300	8,055,234
KBR, Inc.	60,954	4,084,528
Kelly Services, Inc., Class A	14,539	290,635
Kforce, Inc.	8,111	468,735
Korn Ferry	24,435	1,726,333
LanzaTech Global, Inc. *	41,157	69,555
Legalzoom.com, Inc. *	58,398	419,298
Leidos Holdings, Inc.	61,585	11,279,909
Liquidity Services, Inc. *	10,485	226,266
ManpowerGroup, Inc.	23,037	1,447,875
Mastech Digital, Inc. *	3,073	29,931
Matthews International Corp., Class A	12,972	302,118
Maximus, Inc.	28,019	2,421,962
MillerKnoll, Inc.	32,897	735,577
Mistras Group, Inc. *	7,028	59,387
Montrose Environmental Group, Inc. *	15,161	399,796
MSA Safety, Inc.	18,524	3,074,058
SECURITY	NUMBER OF SHARES	VALUE ($)
NL Industries, Inc.	5,834	43,697
NV5 Global, Inc. *	24,968	570,519
Odyssey Marine Exploration, Inc., Class B *	9,740	5,059
OPENLANE, Inc. *	52,761	833,624
Parsons Corp. *	21,253	2,298,724
Paychex, Inc.	147,705	20,579,738
Paycom Software, Inc.	22,108	4,621,235
Paycor HCM, Inc. *	46,086	695,438
Paylocity Holding Corp. *	20,057	3,701,920
Performant Financial Corp. *	24,843	96,639
Perma-Fix Environmental Services, Inc. *	5,410	72,602
Pitney Bowes, Inc.	72,387	521,910
Planet Labs PBC *	85,241	188,383
Quad/Graphics, Inc.	10,911	69,285
Quest Resource Holding Corp. *	7,972	62,182
RB Global, Inc.	84,561	7,165,699
RCM Technologies, Inc. *	3,160	70,626
Republic Services, Inc., Class A	94,047	18,621,306
Resources Connection, Inc.	13,566	109,206
Robert Half, Inc.	48,156	3,279,905
Rollins, Inc.	129,057	6,083,747
Science Applications International Corp.	23,997	3,462,527
Spire Global, Inc., Class A *(a)	13,858	137,194
SS&C Technologies Holdings, Inc.	98,042	6,856,077
Steel Connect, Inc. *	3,096	33,375
Steelcase, Inc., Class A	41,203	495,672
Stericycle, Inc. *	43,863	2,696,259
TaskUS, Inc., Class A *	9,000	113,760
Team, Inc. *	2,284	45,246
Tetra Tech, Inc.	122,775	6,001,242
TransUnion	90,140	9,131,182
TriNet Group, Inc.	14,580	1,237,696
TrueBlue, Inc. *	14,017	104,987
UL Solutions, Inc., Class A	27,243	1,415,546
UniFirst Corp.	6,937	1,247,342
Upwork, Inc. *	54,356	737,067
Veralto Corp.	113,553	11,603,981
Verisk Analytics, Inc., Class A	65,773	18,069,159
Verra Mobility Corp., Class A *	78,130	2,029,036
Vestis Corp.	53,053	717,277
Viad Corp. *	9,565	358,114
Virco Mfg. Corp.	8,190	114,906
VSE Corp.	7,787	799,102
Waste Management, Inc.	168,673	36,408,067
Willdan Group, Inc. *	5,928	280,454
		413,506,524

Consumer Discretionary Distribution & Retail 5.3%
1-800-Flowers.com, Inc., Class A *	11,856	98,642
1stdibs.com, Inc. *	9,755	40,678
Abercrombie & Fitch Co., Class A *	23,567	3,105,895
Academy Sports & Outdoors, Inc.	33,263	1,691,756
Advance Auto Parts, Inc.	27,690	988,256
Amazon.com, Inc. *	4,310,691	803,512,802
AMCON Distributing Co.	430	51,617
American Eagle Outfitters, Inc.	84,396	1,653,318
America's Car-Mart, Inc. *	2,651	103,495
Arhaus, Inc.	18,293	155,125
Arko Corp.	30,423	202,313
Asbury Automotive Group, Inc. *	9,220	2,100,685
AutoNation, Inc. *	11,624	1,807,183
AutoZone, Inc. *	7,864	23,662,776
BARK, Inc. *	57,147	82,863
Barnes & Noble Education, Inc. *(a)	12,663	117,766
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Bath & Body Works, Inc.	103,146	2,927,283
Best Buy Co., Inc.	91,336	8,259,514
Beyond, Inc. *	23,329	149,539
Big 5 Sporting Goods Corp.	12,375	20,171
Boot Barn Holdings, Inc. *	14,135	1,760,514
Buckle, Inc.	12,881	548,215
Build-A-Bear Workshop, Inc.	4,907	186,908
Burlington Stores, Inc. *	29,040	7,195,241
Caleres, Inc.	14,963	446,646
Camping World Holdings, Inc., Class A	17,837	357,810
CarMax, Inc. *	72,025	5,213,170
Carvana Co., Class A *	52,477	12,978,087
Cato Corp., Class A	7,948	51,900
Chewy, Inc., Class A *	65,075	1,755,073
Children's Place, Inc. *	6,000	83,460
Citi Trends, Inc. *	3,328	62,866
ContextLogic, Inc., Class A *	9,687	62,869
Designer Brands, Inc., Class A	22,662	118,069
Destination XL Group, Inc. *	23,026	61,595
Dick's Sporting Goods, Inc.	26,889	5,263,522
Dillard's, Inc., Class A	1,671	620,810
eBay, Inc.	224,972	12,938,140
Envela Corp. *	4,047	21,287
Etsy, Inc. *	53,849	2,769,993
EVgo, Inc., Class A *	53,220	417,245
Five Below, Inc. *	25,730	2,438,947
Floor & Decor Holdings, Inc., Class A *	49,781	5,129,932
Foot Locker, Inc. *	37,695	874,147
GameStop Corp., Class A *	180,434	4,002,026
Gap, Inc.	102,347	2,125,747
Genesco, Inc. *	5,301	135,812
Genuine Parts Co.	64,641	7,414,323
GigaCloud Technology, Inc., Class A *(a)	13,833	314,977
Group 1 Automotive, Inc.	6,053	2,205,229
Groupon, Inc., Class A *(a)	10,000	102,600
Grove Collaborative Holdings *(a)	30,520	39,371
GrowGeneration Corp. *	28,000	57,540
Guess?, Inc.	12,378	210,302
Haverty Furniture Cos., Inc.	5,993	132,745
Home Depot, Inc.	457,508	180,143,775
J Jill, Inc.	1,560	37,300
Kohl's Corp.	51,320	948,394
Lands' End, Inc. *	4,426	69,665
Leslie's, Inc. *	58,000	156,020
Lithia Motors, Inc., Class A	12,499	4,154,293
LKQ Corp.	123,531	4,544,706
Lowe's Cos., Inc.	262,602	68,757,082
Macy's, Inc.	128,601	1,972,739
MarineMax, Inc. *	9,973	290,513
Monro, Inc.	13,330	365,375
Murphy USA, Inc.	8,739	4,268,565
National Vision Holdings, Inc. *	41,236	428,854
Nordstrom, Inc.	47,287	1,069,159
ODP Corp. *	14,773	458,406
Ollie's Bargain Outlet Holdings, Inc. *	28,375	2,605,676
OneWater Marine, Inc., Class A *	4,282	93,219
O'Reilly Automotive, Inc. *	26,768	30,867,252
Penske Automotive Group, Inc.	9,206	1,386,147
Petco Health & Wellness Co., Inc., Class A *	38,893	166,073
PetMed Express, Inc. *	10,000	41,000
Pool Corp.	17,525	6,337,741
Qurate Retail, Inc. *	147,875	79,024
RealReal, Inc. *	43,796	127,008
Revolve Group, Inc. *	18,087	448,919
RH *	7,107	2,260,381
SECURITY	NUMBER OF SHARES	VALUE ($)
Ross Stores, Inc.	153,574	21,457,359
Sally Beauty Holdings, Inc. *	52,790	686,270
Savers Value Village, Inc. *	10,670	109,154
Shoe Carnival, Inc.	7,662	262,577
Signet Jewelers Ltd.	20,487	1,878,248
Sleep Number Corp. *	9,204	126,095
Sonic Automotive, Inc., Class A	6,954	394,500
Sportsman's Warehouse Holdings, Inc. *	14,642	38,216
Stitch Fix, Inc., Class A *	35,867	113,160
Tandy Leather Factory, Inc. *	3,329	14,548
ThredUp, Inc., Class A *	31,702	19,544
Tile Shop Holdings, Inc. *	15,152	100,155
Tilly's, Inc., Class A *	9,759	39,231
TJX Cos., Inc.	521,160	58,906,715
Tractor Supply Co.	49,458	13,131,594
Ulta Beauty, Inc. *	22,180	8,183,976
Upbound Group, Inc.	22,070	645,327
Urban Outfitters, Inc. *	25,860	929,667
Valvoline, Inc. *	59,157	2,382,844
Victoria's Secret & Co. *	39,845	1,205,710
Warby Parker, Inc., Class A *	44,940	760,834
Wayfair, Inc., Class A *	45,731	1,958,659
Weyco Group, Inc.	3,125	105,188
Williams-Sonoma, Inc.	59,410	7,968,663
Winmark Corp.	1,442	537,707
Zumiez, Inc. *	6,961	143,397
		1,363,005,419

Consumer Durables & Apparel 1.0%
Acushnet Holdings Corp.	13,529	829,328
American Outdoor Brands, Inc. *	6,310	53,761
AMMO, Inc. *	41,078	44,364
Bassett Furniture Industries, Inc.	4,101	59,013
Beazer Homes USA, Inc. *	12,137	373,334
Brunswick Corp.	30,997	2,471,701
Capri Holdings Ltd. *	53,393	1,053,978
Carter's, Inc.	16,335	893,524
Cavco Industries, Inc. *	3,805	1,559,270
Century Communities, Inc.	12,516	1,109,669
Champion Homes, Inc. *	24,310	2,144,871
Clarus Corp.	11,806	49,703
Columbia Sportswear Co.	15,157	1,219,684
Cricut, Inc., Class A	21,338	140,404
Crocs, Inc. *	27,679	2,984,350
Crown Crafts, Inc.	5,621	25,519
Culp, Inc. *	2,586	13,732
Deckers Outdoor Corp. *	70,792	11,389,725
DR Horton, Inc.	135,317	22,868,573
Dream Finders Homes, Inc., Class A *	11,475	342,529
Escalade, Inc.	3,803	49,553
Ethan Allen Interiors, Inc.	10,573	292,555
Figs, Inc., Class A *	52,953	330,956
Flexsteel Industries, Inc.	2,656	154,632
Funko, Inc., Class A *	14,201	168,140
Garmin Ltd.	71,047	14,092,172
G-III Apparel Group Ltd. *	17,626	533,715
Green Brick Partners, Inc. *	14,150	976,491
Hamilton Beach Brands Holding Co., Class A	3,706	102,471
Hanesbrands, Inc. *	171,255	1,190,222
Hasbro, Inc.	60,210	3,951,582
Helen of Troy Ltd. *	11,293	718,799
Hooker Furnishings Corp.	5,571	89,303
Hovnanian Enterprises, Inc., Class A *	2,031	357,537
Installed Building Products, Inc.	10,712	2,323,433
iRobot Corp. *	16,534	144,342
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
JAKKS Pacific, Inc. *	5,309	167,499
Johnson Outdoors, Inc., Class A	2,681	84,773
KB Home	33,012	2,591,442
Kontoor Brands, Inc.	23,446	2,007,681
Lakeland Industries, Inc.	3,608	67,073
Landsea Homes Corp. *	6,542	67,906
Latham Group, Inc. *	20,641	134,167
La-Z-Boy, Inc.	19,021	723,749
Legacy Housing Corp. *	4,652	115,370
Leggett & Platt, Inc.	63,973	767,676
Lennar Corp., Class A	116,212	19,790,904
Levi Strauss & Co., Class A	49,226	841,272
LGI Homes, Inc. *	9,067	920,845
Lifetime Brands, Inc.	5,690	32,774
Lovesac Co. *	6,938	202,312
Lululemon Athletica, Inc. *	53,245	15,861,685
M/I Homes, Inc. *	12,695	1,924,435
Malibu Boats, Inc., Class A *	8,904	399,612
Marine Products Corp.	5,165	48,603
MasterCraft Boat Holdings, Inc. *	7,841	136,120
Mattel, Inc. *	159,829	3,257,315
Meritage Homes Corp.	16,430	2,977,116
Mohawk Industries, Inc. *	23,861	3,203,816
Movado Group, Inc.	6,936	128,108
Newell Brands, Inc.	202,485	1,781,868
NIKE, Inc., Class B	554,663	42,781,157
NVR, Inc. *	1,410	12,905,462
Oxford Industries, Inc.	6,214	451,261
Peloton Interactive, Inc., Class A *	158,683	1,348,805
Polaris, Inc.	24,306	1,699,232
PulteGroup, Inc.	95,669	12,392,006
Purple Innovation, Inc., Class A *	27,507	24,561
PVH Corp.	25,886	2,548,736
Ralph Lauren Corp., Class A	18,131	3,588,669
Rocky Brands, Inc.	2,880	58,579
Skechers USA, Inc., Class A *	60,769	3,734,863
Smith & Wesson Brands, Inc.	20,549	266,212
Smith Douglas Homes Corp. *	4,614	152,816
Sonos, Inc. *	60,399	756,799
Steven Madden Ltd.	32,680	1,469,620
Sturm Ruger & Co., Inc.	7,968	313,302
Superior Group of Cos., Inc.	5,398	79,621
Tapestry, Inc.	104,896	4,977,315
Taylor Morrison Home Corp., Class A *	48,752	3,339,512
Tempur Sealy International, Inc.	80,566	3,859,917
Toll Brothers, Inc.	47,025	6,886,341
TopBuild Corp. *	13,760	4,862,509
Topgolf Callaway Brands Corp. *	68,746	667,524
Traeger, Inc. *	23,917	74,143
Tri Pointe Homes, Inc. *	43,323	1,751,549
Under Armour, Inc., Class A *	150,126	1,283,577
Unifi, Inc. *	5,875	35,955
United Homes Group, Inc. *	3,328	17,938
Universal Electronics, Inc. *	5,590	49,248
Vera Bradley, Inc. *	11,087	55,546
VF Corp.	155,817	3,226,970
Vista Outdoor, Inc. *	27,538	1,210,846
Vizio Holding Corp., Class A *	45,618	507,728
Whirlpool Corp.	25,977	2,688,879
Wolverine World Wide, Inc.	43,121	663,632
Worthington Enterprises, Inc.	14,782	566,151
YETI Holdings, Inc. *	38,879	1,368,930
Yunhong Green CTI Ltd. *	20,213	14,169
		256,017,136

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Services 2.3%
Accel Entertainment, Inc., Class A *	23,774	262,465
ADT, Inc.	165,073	1,188,526
Adtalem Global Education, Inc. *	17,277	1,398,055
Airbnb, Inc., Class A *	202,722	27,324,898
American Public Education, Inc. *	8,505	129,021
Aramark	120,371	4,553,635
Bally's Corp. *	11,844	206,678
Biglari Holdings, Inc., Class B *	514	87,539
BJ's Restaurants, Inc. *	10,196	378,170
Bloomin' Brands, Inc.	33,307	552,563
Booking Holdings, Inc.	15,454	72,266,768
Bowlero Corp., Class A (a)	14,987	155,415
Boyd Gaming Corp.	30,860	2,138,289
Bright Horizons Family Solutions, Inc. *	27,045	3,609,696
Brinker International, Inc. *	21,173	2,174,679
Caesars Entertainment, Inc. *	100,107	4,009,285
Canterbury Park Holding Corp.	1,452	27,878
Carnival Corp. *	464,044	10,208,968
Carriage Services, Inc., Class A	5,752	215,067
Cava Group, Inc. *	37,397	4,994,743
Century Casinos, Inc. *	13,792	46,341
Cheesecake Factory, Inc.	20,167	932,119
Chegg, Inc. *	47,015	75,224
Chipotle Mexican Grill, Inc., Class A *	631,268	35,205,816
Choice Hotels International, Inc. (a)	10,433	1,455,508
Churchill Downs, Inc.	34,277	4,802,208
Coursera, Inc. *	60,455	420,162
Cracker Barrel Old Country Store, Inc.	11,203	532,927
Darden Restaurants, Inc.	54,746	8,760,455
Dave & Buster's Entertainment, Inc. *	14,984	553,359
Denny's Corp. *	24,016	153,943
Dine Brands Global, Inc.	6,725	204,709
Domino's Pizza, Inc.	16,159	6,685,463
DoorDash, Inc., Class A *	152,237	23,855,538
DraftKings, Inc., Class A *	225,886	7,978,294
Duolingo, Inc. *	16,996	4,979,318
Dutch Bros, Inc., Class A *	53,739	1,779,836
El Pollo Loco Holdings, Inc. *	9,086	111,031
European Wax Center, Inc., Class A *	14,659	105,398
Everi Holdings, Inc. *	38,486	513,018
Expedia Group, Inc. *	57,730	9,023,776
First Watch Restaurant Group, Inc. *	10,809	183,699
Flutter Entertainment PLC *	81,950	19,075,502
Frontdoor, Inc. *	35,506	1,764,293
Full House Resorts, Inc. *	15,255	77,648
GAN Ltd. *	31,476	56,342
Global Business Travel Group I *	48,326	368,727
Golden Entertainment, Inc.	9,398	276,066
Graham Holdings Co., Class B	1,610	1,357,713
Grand Canyon Education, Inc. *	13,768	1,887,731
H&R Block, Inc.	65,259	3,897,920
Hilton Grand Vacations, Inc. *	29,359	1,082,760
Hilton Worldwide Holdings, Inc.	113,600	26,678,960
Hyatt Hotels Corp., Class A	20,877	3,036,560
Inspired Entertainment, Inc. *	10,938	104,349
Jack in the Box, Inc.	8,973	441,920
Krispy Kreme, Inc.	37,458	425,897
Kura Sushi USA, Inc., Class A *(a)	2,156	215,212
Las Vegas Sands Corp.	164,998	8,555,146
Laureate Education, Inc.	58,971	1,013,122
Life Time Group Holdings, Inc. *	31,740	707,167
Light & Wonder, Inc. *	41,267	3,870,019
Lincoln Educational Services Corp. *	10,639	141,286
Lindblad Expeditions Holdings, Inc. *	13,166	124,419
Marriott International, Inc., Class A	107,935	28,065,259
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Marriott Vacations Worldwide Corp.	14,742	1,135,576
McDonald's Corp.	331,124	96,724,632
MGM Resorts International *	107,717	3,971,526
Mister Car Wash, Inc. *	47,073	353,518
Monarch Casino & Resort, Inc.	5,776	453,474
Mondee Holdings, Inc., Class A *(a)	17,472	22,189
Nathan's Famous, Inc.	1,235	104,024
Norwegian Cruise Line Holdings Ltd. *	200,650	5,084,471
ONE Group Hospitality, Inc. *	12,060	41,245
OneSpaWorld Holdings Ltd.	50,012	875,710
Papa John's International, Inc.	14,323	750,382
Penn Entertainment, Inc. *	72,872	1,439,222
Perdoceo Education Corp.	27,096	605,596
Planet Fitness, Inc., Class A *	39,412	3,094,630
Playa Hotels & Resorts NV *	52,884	449,514
PlayAGS, Inc. *	23,905	278,015
Portillo's, Inc., Class A *	24,798	320,638
Potbelly Corp. *	11,690	86,272
Rave Restaurant Group, Inc. *	10,012	29,135
RCI Hospitality Holdings, Inc.	3,668	159,265
Red Rock Resorts, Inc., Class A	23,238	1,195,827
Royal Caribbean Cruises Ltd.	109,688	22,634,119
Rush Street Interactive, Inc. *	31,726	343,275
Sabre Corp. *	172,600	552,320
Service Corp. International	66,423	5,423,438
Shake Shack, Inc., Class A *	18,690	2,274,012
Six Flags Entertainment Corp.	43,629	1,719,419
Soho House & Co., Inc. *	16,810	89,261
Starbucks Corp.	522,431	51,041,509
Strategic Education, Inc.	10,788	938,124
Stride, Inc. *	19,056	1,777,544
Sweetgreen, Inc., Class A *	48,262	1,742,258
Target Hospitality Corp. *	27,251	203,292
Texas Roadhouse, Inc., Class A	30,943	5,913,826
Travel & Leisure Co.	32,601	1,558,654
Udemy, Inc. *	40,027	313,812
United Parks & Resorts, Inc. *	14,466	761,346
Universal Technical Institute, Inc. *	21,431	356,612
Vail Resorts, Inc.	17,159	2,843,075
Wendy's Co.	77,071	1,472,827
Wingstop, Inc.	13,586	3,908,556
WW International, Inc. *(a)	99,577	103,560
Wyndham Hotels & Resorts, Inc.	36,751	3,245,848
Wynn Resorts Ltd.	43,289	4,156,610
Xponential Fitness, Inc., Class A *	9,583	117,392
Yum! Brands, Inc.	130,561	17,124,381
		595,254,429

Consumer Staples Distribution & Retail 1.8%
Albertsons Cos., Inc., Class A	188,122	3,405,008
Andersons, Inc.	13,831	627,927
BJ's Wholesale Club Holdings, Inc. *	62,078	5,259,869
Casey's General Stores, Inc.	17,114	6,743,258
Chefs' Warehouse, Inc. *	17,993	718,280
Costco Wholesale Corp.	204,700	178,944,646
Dollar General Corp.	101,976	8,162,159
Dollar Tree, Inc. *	93,434	6,039,574
Grocery Outlet Holding Corp. *	47,258	675,789
Ingles Markets, Inc., Class A	6,246	398,870
Kroger Co.	305,549	17,040,468
Maplebear, Inc. *	75,000	3,307,500
Natural Grocers by Vitamin Cottage, Inc.	4,452	121,896
Performance Food Group Co. *	71,619	5,819,044
PriceSmart, Inc.	11,274	936,644
SpartanNash Co.	15,368	323,343
Sprouts Farmers Market, Inc. *	46,441	5,964,418
SECURITY	NUMBER OF SHARES	VALUE ($)
Sysco Corp.	227,530	17,053,373
Target Corp.	212,934	31,948,617
U.S. Foods Holding Corp. *	112,506	6,935,995
United Natural Foods, Inc. *	33,132	673,905
Village Super Market, Inc., Class A	2,371	67,668
Walgreens Boots Alliance, Inc.	337,010	3,188,115
Walmart, Inc.	2,004,998	164,309,586
Weis Markets, Inc.	7,674	482,618
		469,148,570

Energy 3.5%
Adams Resources & Energy, Inc.	794	22,089
American Resources Corp. *	38,760	40,310
Amplify Energy Corp. *	16,372	108,383
Antero Midstream Corp.	159,669	2,294,444
Antero Resources Corp. *	134,083	3,470,068
APA Corp.	173,198	4,087,473
Archrock, Inc.	77,806	1,557,676
Atlas Energy Solutions, Inc., Class A	30,315	593,265
Baker Hughes Co., Class A	458,842	17,472,703
Berry Corp.	27,783	139,471
Bristow Group, Inc. *	13,008	431,475
Cactus, Inc., Class A	31,094	1,843,563
California Resources Corp.	32,078	1,667,094
Calumet, Inc. *	34,512	736,141
Centrus Energy Corp., Class A *	7,835	813,351
ChampionX Corp.	89,262	2,518,974
Cheniere Energy, Inc.	104,254	19,952,131
Chevron Corp.	784,881	116,805,990
Chord Energy Corp.	28,856	3,609,886
Civitas Resources, Inc.	41,746	2,036,787
Clean Energy Fuels Corp. *	78,451	222,016
CNX Resources Corp. *	70,699	2,405,887
Comstock Resources, Inc.	38,144	440,945
Comstock, Inc. *	59,927	24,402
ConocoPhillips	535,487	58,657,246
CONSOL Energy, Inc.	12,540	1,390,937
Core Laboratories, Inc.	16,000	302,400
Coterra Energy, Inc.	339,617	8,123,639
Crescent Energy Co., Class A	69,516	864,084
CVR Energy, Inc.	17,792	282,893
Delek U.S. Holdings, Inc.	32,241	505,216
Devon Energy Corp.	288,747	11,168,734
Diamondback Energy, Inc.	86,217	15,240,579
DMC Global, Inc. *	8,614	86,915
Dorian LPG Ltd.	17,028	491,258
DT Midstream, Inc.	45,182	4,073,157
Empire Petroleum Corp. *	4,255	22,041
EOG Resources, Inc.	262,670	32,035,233
Epsilon Energy Ltd.	5,425	31,953
EQT Corp.	275,317	10,060,083
Evolution Petroleum Corp.	15,426	79,444
Excelerate Energy, Inc., Class A	7,154	170,838
Expand Energy Corp.	96,129	8,144,049
Expro Group Holdings NV *	55,353	705,751
Exxon Mobil Corp.	2,050,232	239,426,093
Forum Energy Technologies, Inc. *	4,222	59,024
FutureFuel Corp.	9,399	56,770
Geospace Technologies Corp. *	3,725	41,720
Gevo, Inc. *	99,561	231,977
Granite Ridge Resources, Inc.	22,980	136,271
Green Plains, Inc. *	28,596	349,729
Gulf Island Fabrication, Inc. *	6,007	33,099
Gulfport Energy Corp. *	6,265	867,327
Hallador Energy Co. *	10,747	106,718
Halliburton Co.	405,743	11,255,311
Helix Energy Solutions Group, Inc. *	70,570	652,772
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Helmerich & Payne, Inc.	44,341	1,489,858
Hess Corp.	126,991	17,077,750
HF Sinclair Corp.	75,977	2,933,472
HighPeak Energy, Inc. (a)	11,338	145,126
Innovex International, Inc. *	14,876	211,090
International Seaways, Inc.	17,558	764,475
Kinder Morgan, Inc.	890,001	21,813,925
Kinetik Holdings, Inc., Class A	15,778	767,915
KLX Energy Services Holdings, Inc. *	8,329	36,814
Kodiak Gas Services, Inc.	10,144	323,391
Kosmos Energy Ltd. *	217,678	818,469
Liberty Energy, Inc., Class A	76,251	1,301,605
Lightbridge Corp. *	5,562	54,063
Magnolia Oil & Gas Corp., Class A	83,723	2,116,517
Mammoth Energy Services, Inc. *	10,739	47,252
Marathon Oil Corp.	257,926	7,144,550
Marathon Petroleum Corp.	154,506	22,475,988
Matador Resources Co.	53,110	2,767,562
Murphy Oil Corp.	67,275	2,117,817
Nabors Industries Ltd. *	3,829	284,916
NACCO Industries, Inc., Class A	1,966	61,555
Natural Gas Services Group, Inc. *	4,213	82,448
New Fortress Energy, Inc. (a)	48,600	408,726
Newpark Resources, Inc. *	32,811	218,521
NextDecade Corp. *	75,662	441,866
Noble Corp. PLC	62,160	1,987,877
Northern Oil & Gas, Inc.	46,016	1,668,080
NOV, Inc.	186,928	2,899,253
Occidental Petroleum Corp.	312,450	15,656,869
Oceaneering International, Inc. *	48,506	1,183,546
Oil States International, Inc. *	29,052	137,416
ONEOK, Inc.	269,029	26,063,530
OPAL Fuels, Inc., Class A *	5,715	20,917
Ovintiv, Inc.	122,602	4,805,998
Par Pacific Holdings, Inc. *	26,679	412,191
Patterson-UTI Energy, Inc.	174,426	1,337,847
PBF Energy, Inc., Class A	48,089	1,371,498
Peabody Energy Corp.	60,541	1,590,412
Permian Resources Corp., Class A	291,487	3,972,968
Phillips 66	192,643	23,467,770
PHX Minerals, Inc.	18,580	67,074
PrimeEnergy Resources Corp. *	362	59,712
Profire Energy, Inc. *	27,669	69,172
ProFrac Holding Corp., Class A *(a)	13,542	80,643
ProPetro Holding Corp. *	39,887	275,619
Range Resources Corp.	113,012	3,393,750
Ranger Energy Services, Inc.	5,075	65,873
REX American Resources Corp. *	8,751	391,432
Riley Exploration Permian, Inc.	1,796	47,971
Ring Energy, Inc. *	11,664	17,263
RPC, Inc.	36,343	206,428
Sable Offshore Corp. *(a)	20,602	460,661
SandRidge Energy, Inc.	12,685	140,677
Schlumberger NV	654,350	26,219,804
SEACOR Marine Holdings, Inc. *	10,252	69,714
Select Water Solutions, Inc.	48,335	512,351
Sitio Royalties Corp., Class A	35,149	783,471
SM Energy Co.	52,363	2,197,675
Smart Sand, Inc.	17,439	36,099
Solaris Energy Infrastructure, Inc.	15,678	206,009
Summit Midstream Corp. *	4,783	167,022
Talos Energy, Inc. *	63,295	646,875
Targa Resources Corp.	100,912	16,848,268
TechnipFMC PLC	198,635	5,301,568
TETRA Technologies, Inc. *	48,733	163,256
Texas Pacific Land Corp.	8,650	10,085,900
Tidewater, Inc. *	22,034	1,323,582
Transocean Ltd. *	350,540	1,521,344
SECURITY	NUMBER OF SHARES	VALUE ($)
Uranium Energy Corp. *	180,582	1,339,918
VAALCO Energy, Inc.	43,433	231,932
Valaris Ltd. *	31,641	1,601,035
Valero Energy Corp.	148,046	19,210,449
Viper Energy, Inc.	46,688	2,423,107
Vital Energy, Inc. *	11,591	316,087
Vitesse Energy, Inc.	10,573	262,951
W&T Offshore, Inc.	41,992	89,443
Weatherford International PLC	33,365	2,635,835
Williams Cos., Inc.	561,000	29,379,570
World Kinect Corp.	27,459	718,053
		890,997,221

Equity Real Estate Investment Trusts (REITs) 2.5%
Acadia Realty Trust	46,117	1,129,405
Agree Realty Corp.	45,582	3,384,463
Alexander & Baldwin, Inc.	35,571	661,976
Alexander's, Inc.	964	218,857
Alexandria Real Estate Equities, Inc.	72,230	8,057,256
Alpine Income Property Trust, Inc.	4,623	81,041
American Assets Trust, Inc.	21,772	586,755
American Healthcare REIT, Inc.	68,585	1,824,361
American Homes 4 Rent, Class A	146,587	5,165,726
American Tower Corp.	215,649	46,049,687
Americold Realty Trust, Inc.	124,063	3,185,938
Apartment Investment & Management Co., Class A *	64,227	542,076
Apple Hospitality REIT, Inc.	105,963	1,565,074
Armada Hoffler Properties, Inc.	28,123	304,572
AvalonBay Communities, Inc.	65,476	14,510,136
Bluerock Homes Trust, Inc.	1,536	22,333
Braemar Hotels & Resorts, Inc.	24,766	70,831
Brandywine Realty Trust	80,539	408,333
Brixmor Property Group, Inc.	141,200	3,805,340
Broadstone Net Lease, Inc.	87,052	1,531,245
BRT Apartments Corp.	5,530	89,752
BXP, Inc.	66,270	5,338,711
Camden Property Trust	49,422	5,722,573
CareTrust REIT, Inc.	75,232	2,457,829
CBL & Associates Properties, Inc.	5,626	148,808
Centerspace	6,268	436,629
Chatham Lodging Trust	21,672	171,209
City Office REIT, Inc.	16,407	84,004
Clipper Realty, Inc.	5,283	34,762
Community Healthcare Trust, Inc.	10,035	188,257
COPT Defense Properties	51,553	1,660,007
Cousins Properties, Inc.	70,257	2,151,972
Crown Castle, Inc.	200,949	21,600,008
CTO Realty Growth, Inc.	7,821	151,336
CubeSmart	104,218	4,985,789
Curbline Properties Corp. *	42,358	958,562
DiamondRock Hospitality Co.	99,179	849,964
Digital Realty Trust, Inc.	141,756	25,265,172
Diversified Healthcare Trust (b)	100,000	357,000
Douglas Emmett, Inc.	82,507	1,467,800
Easterly Government Properties, Inc., Class A	48,425	656,643
EastGroup Properties, Inc.	21,981	3,764,906
Elme Communities	40,011	674,986
Empire State Realty Trust, Inc., Class A	58,131	616,189
EPR Properties	35,314	1,602,196
Equinix, Inc.	43,809	39,782,077
Equity Commonwealth *	51,863	1,026,369
Equity LifeStyle Properties, Inc.	85,742	6,012,229
Equity Residential	157,949	11,114,871
Essential Properties Realty Trust, Inc.	82,541	2,615,724
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Essex Property Trust, Inc.	29,592	8,399,985
Extra Space Storage, Inc.	97,811	15,972,536
Farmland Partners, Inc.	21,207	248,334
Federal Realty Investment Trust	34,253	3,796,603
First Industrial Realty Trust, Inc.	62,130	3,261,204
Four Corners Property Trust, Inc.	42,097	1,160,193
Franklin Street Properties Corp., Class C	36,290	64,233
Gaming & Leisure Properties, Inc.	124,942	6,270,839
Getty Realty Corp.	23,634	741,871
Gladstone Commercial Corp.	16,360	257,588
Gladstone Land Corp.	14,746	192,140
Global Medical REIT, Inc.	26,096	237,213
Global Net Lease, Inc.	84,810	660,670
Healthcare Realty Trust, Inc., Class A	167,026	2,869,507
Healthpeak Properties, Inc.	326,712	7,334,684
Highwoods Properties, Inc.	49,859	1,672,271
Host Hotels & Resorts, Inc.	325,098	5,604,690
Hudson Pacific Properties, Inc.	58,349	252,068
Independence Realty Trust, Inc.	103,075	2,022,331
Industrial Logistics Properties Trust	24,875	87,933
Innovative Industrial Properties, Inc.	12,910	1,667,843
InvenTrust Properties Corp.	32,716	963,486
Invitation Homes, Inc.	265,367	8,335,177
Iron Mountain, Inc.	135,228	16,731,760
JBG SMITH Properties	40,899	695,283
Kilroy Realty Corp.	48,504	1,950,831
Kimco Realty Corp.	310,789	7,371,915
Kite Realty Group Trust	99,353	2,550,392
Lamar Advertising Co., Class A	40,309	5,320,788
Lineage, Inc.	27,968	2,070,751
LTC Properties, Inc.	20,899	798,342
LXP Industrial Trust	139,647	1,318,268
Macerich Co.	99,583	1,862,202
Medical Properties Trust, Inc. (a)	278,519	1,289,543
Mid-America Apartment Communities, Inc.	53,641	8,118,029
Modiv Industrial, Inc., Class C	3,196	54,076
National Health Investors, Inc.	20,414	1,564,733
National Storage Affiliates Trust	32,600	1,374,090
NET Lease Office Properties	6,279	188,621
NETSTREIT Corp.	34,339	532,255
New Century Financial Corp. *(c)	3,600	0
NexPoint Diversified Real Estate Trust	16,387	87,670
NexPoint Residential Trust, Inc.	9,644	401,673
NNN REIT, Inc.	84,116	3,653,999
Office Properties Income Trust	29,171	46,382
Omega Healthcare Investors, Inc.	118,493	5,032,398
One Liberty Properties, Inc.	6,163	164,552
Orion Office REIT, Inc.	25,500	95,115
Outfront Media, Inc.	65,718	1,167,152
Paramount Group, Inc.	73,678	357,338
Park Hotels & Resorts, Inc.	97,416	1,353,108
Peakstone Realty Trust	15,426	202,389
Pebblebrook Hotel Trust	53,690	643,206
Phillips Edison & Co., Inc.	55,440	2,096,186
Piedmont Office Realty Trust, Inc., Class A	53,125	528,063
Plymouth Industrial REIT, Inc.	16,461	334,488
Postal Realty Trust, Inc., Class A	7,337	106,753
PotlatchDeltic Corp.	33,248	1,382,119
Prologis, Inc.	426,897	48,213,747
Public Storage	72,564	23,877,910
Rayonier, Inc.	62,919	1,964,960
Realty Income Corp.	400,759	23,793,062
Regency Centers Corp.	75,743	5,411,080
Retail Opportunity Investments Corp.	60,063	930,976
Rexford Industrial Realty, Inc.	100,762	4,321,682
SECURITY	NUMBER OF SHARES	VALUE ($)
RLJ Lodging Trust	69,831	618,004
Ryman Hospitality Properties, Inc.	27,387	2,931,778
Sabra Health Care REIT, Inc.	104,314	2,023,692
Safehold, Inc.	21,044	447,816
Saul Centers, Inc.	5,768	225,760
SBA Communications Corp., Class A	49,711	11,407,183
Service Properties Trust	87,224	279,117
Sila Realty Trust, Inc.	26,410	665,004
Simon Property Group, Inc.	141,001	23,846,089
SITE Centers Corp.	21,179	337,805
SL Green Realty Corp.	29,743	2,248,868
STAG Industrial, Inc.	85,177	3,175,399
Summit Hotel Properties, Inc.	47,221	288,993
Sun Communities, Inc.	54,392	7,216,731
Sunstone Hotel Investors, Inc.	90,577	913,922
Tanger, Inc.	52,925	1,758,698
Terreno Realty Corp.	44,762	2,683,482
UDR, Inc.	137,710	5,809,985
UMH Properties, Inc.	34,350	640,628
Uniti Group, Inc.	117,986	598,189
Universal Health Realty Income Trust	5,432	214,890
Urban Edge Properties	55,572	1,235,921
Ventas, Inc.	190,073	12,447,881
Veris Residential, Inc.	34,121	561,973
VICI Properties, Inc., Class A	481,839	15,303,207
Vornado Realty Trust	77,125	3,193,746
Welltower, Inc.	266,816	35,988,142
Weyerhaeuser Co.	337,876	10,528,216
Whitestone REIT	20,066	276,509
WP Carey, Inc.	100,806	5,616,910
Xenia Hotels & Resorts, Inc.	45,844	649,609
		641,257,172

Financial Services 8.0%
Acacia Research Corp. *	29,703	134,258
ACRES Commercial Realty Corp.	3,144	48,103
Advanced Flower Capital, Inc.	8,444	82,329
Affiliated Managers Group, Inc.	13,925	2,700,058
Affirm Holdings, Inc. *	111,598	4,893,572
AG Mortgage Investment Trust, Inc.	13,958	101,754
AGNC Investment Corp.	359,331	3,345,372
Alerus Financial Corp.	11,281	228,215
Ally Financial, Inc.	127,252	4,460,183
AlTi Global, Inc. *	9,783	39,915
A-Mark Precious Metals, Inc.	8,227	319,619
American Express Co.	258,920	69,929,114
Ameriprise Financial, Inc.	45,461	23,198,748
Angel Oak Mortgage REIT, Inc.	9,942	89,677
Annaly Capital Management, Inc.	233,055	4,430,376
Apollo Commercial Real Estate Finance, Inc.	61,373	545,606
Apollo Global Management, Inc.	207,656	29,748,799
Arbor Realty Trust, Inc. (a)	92,240	1,359,618
Ares Commercial Real Estate Corp.	22,535	143,097
ARES Management Corp., Class A	85,369	14,314,674
ARMOUR Residential REIT, Inc.	21,511	403,331
Artisan Partners Asset Management, Inc., Class A	31,419	1,385,578
Associated Capital Group, Inc., Class A	1,818	65,066
Atlanticus Holdings Corp. *	2,144	79,735
AvidXchange Holdings, Inc. *	89,883	740,636
B Riley Financial, Inc. (a)	6,796	40,062
Bank of New York Mellon Corp.	340,571	25,665,431
Berkshire Hathaway, Inc., Class B *	845,428	381,220,394
Better Home & Finance Holding Co. *	4,257	66,324
BGC Group, Inc., Class A	171,274	1,604,837
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Blackrock, Inc.	64,303	63,083,172
Blackstone Mortgage Trust, Inc., Class A	78,268	1,425,260
Blackstone, Inc.	332,302	55,743,660
Block, Inc. *	256,737	18,567,220
Blue Owl Capital, Inc., Class A	240,748	5,383,125
BM Technologies, Inc. *	10,210	48,395
Bread Financial Holdings, Inc.	23,925	1,192,661
Bridge Investment Group Holdings, Inc., Class A	13,376	145,531
Brightsphere Investment Group, Inc.	14,000	369,460
BrightSpire Capital, Inc., Class A	69,114	420,213
Cannae Holdings, Inc.	25,712	510,383
Cantaloupe, Inc. *	26,721	236,748
Capital One Financial Corp.	176,046	28,658,528
Carlyle Group, Inc.	98,545	4,930,206
Cass Information Systems, Inc.	5,702	235,835
Cboe Global Markets, Inc.	48,485	10,354,941
Charles Schwab Corp. (d)	683,357	48,402,176
Cherry Hill Mortgage Investment Corp.	15,001	50,403
Chicago Atlantic Real Estate Finance, Inc.	9,254	139,920
Chimera Investment Corp.	41,204	622,180
Claros Mortgage Trust, Inc.	50,991	320,733
CME Group, Inc.	165,968	37,402,548
Cohen & Steers, Inc.	11,667	1,152,350
Coinbase Global, Inc., Class A *	93,466	16,753,780
Consumer Portfolio Services, Inc. *	5,099	51,041
Corebridge Financial, Inc.	112,641	3,578,605
Corpay, Inc. *	32,094	10,582,034
Credit Acceptance Corp. *	2,821	1,198,925
Diamond Hill Investment Group, Inc.	1,364	205,855
DigitalBridge Group, Inc.	72,700	1,140,663
Discover Financial Services	116,070	17,228,270
Donnelley Financial Solutions, Inc. *	11,044	644,307
Dynex Capital, Inc.	32,657	398,742
Ellington Credit Co.	24,423	159,726
Ellington Financial, Inc.	43,305	523,557
Enact Holdings, Inc.	14,940	509,305
Encore Capital Group, Inc. *	12,761	582,922
Enova International, Inc. *	11,673	1,014,500
Equitable Holdings, Inc.	148,260	6,722,108
Essent Group Ltd.	49,467	2,968,515
Euronet Worldwide, Inc. *	20,230	1,992,048
Evercore, Inc., Class A	16,650	4,398,430
EVERTEC, Inc.	29,799	976,215
EZCORP, Inc., Class A *	25,151	288,985
FactSet Research Systems, Inc.	17,648	8,013,251
Federal Agricultural Mortgage Corp., Class C	4,622	847,074
Federated Hermes, Inc.	38,340	1,538,584
Fidelity National Information Services, Inc.	251,111	22,532,190
FirstCash Holdings, Inc.	18,911	1,956,721
Fiserv, Inc. *	265,758	52,593,508
Flywire Corp. *	51,215	892,165
Forge Global Holdings, Inc. *	45,163	52,389
Franklin BSP Realty Trust, Inc.	34,676	451,135
Franklin Resources, Inc.	141,160	2,931,893
GCM Grosvenor, Inc., Class A	19,770	228,146
Global Payments, Inc.	117,012	12,135,315
Goldman Sachs Group, Inc.	145,739	75,462,197
Granite Point Mortgage Trust, Inc.	23,489	69,997
Great Ajax Corp.	9,397	29,413
Great Elm Group, Inc. *	9,772	17,785
Green Dot Corp., Class A *	31,694	360,044
SECURITY	NUMBER OF SHARES	VALUE ($)
Guild Holdings Co., Class A	4,604	66,344
HA Sustainable Infrastructure Capital, Inc.	52,712	1,844,393
Hamilton Lane, Inc., Class A	18,781	3,373,819
Heritage Global, Inc. *	16,791	28,545
Houlihan Lokey, Inc., Class A	24,491	4,231,310
I3 Verticals, Inc., Class A *	10,325	237,372
Interactive Brokers Group, Inc., Class A	49,909	7,615,115
Intercontinental Exchange, Inc.	265,075	41,317,240
International Money Express, Inc. *	18,445	324,448
Invesco Ltd.	205,804	3,568,641
Invesco Mortgage Capital, Inc.	18,784	151,587
Jack Henry & Associates, Inc.	33,692	6,129,586
Jackson Financial, Inc., Class A	34,689	3,467,166
Janus Henderson Group PLC	59,917	2,475,171
Jefferies Financial Group, Inc.	74,586	4,772,012
Katapult Holdings, Inc. *	2,511	21,143
KKR & Co., Inc.	310,968	42,988,216
KKR Real Estate Finance Trust, Inc.	24,272	281,312
Ladder Capital Corp., Class A	54,768	624,903
Lazard, Inc.	51,551	2,731,687
LendingClub Corp. *	46,098	653,670
LendingTree, Inc. *	6,556	373,889
loanDepot, Inc., Class A *	36,984	78,406
LPL Financial Holdings, Inc.	34,444	9,719,408
Lument Finance Trust, Inc.	24,035	58,645
Manhattan Bridge Capital, Inc.	7,727	41,880
MarketAxess Holdings, Inc.	17,632	5,103,053
Marqeta, Inc., Class A *	205,057	1,160,623
Mastercard, Inc., Class A	380,755	190,221,390
Medallion Financial Corp.	6,557	62,029
Merchants Bancorp	12,767	471,613
MFA Financial, Inc.	47,437	583,001
MGIC Investment Corp.	119,975	3,004,174
Moelis & Co., Class A	31,939	2,120,750
Moneylion, Inc. *	2,380	102,269
Moody's Corp.	72,428	32,885,209
Morgan Stanley	574,918	66,834,217
Morningstar, Inc.	12,443	4,081,926
Mr. Cooper Group, Inc. *	29,229	2,588,228
MSCI, Inc., Class A	36,332	20,752,838
Nasdaq, Inc.	192,049	14,196,262
Navient Corp.	37,356	531,576
NCR Atleos Corp. *	32,791	858,468
Nelnet, Inc., Class A	7,814	880,638
NerdWallet, Inc., Class A *	22,319	327,866
New York Mortgage Trust, Inc.	40,532	233,870
NewtekOne, Inc.	11,192	146,391
Nexpoint Real Estate Finance, Inc.	5,703	86,286
NMI Holdings, Inc., Class A *	36,089	1,395,923
Northern Trust Corp.	93,395	9,388,065
Old Market Capital Corp. *	6,032	36,192
OneMain Holdings, Inc.	54,286	2,696,386
Onity Group, Inc. *	3,090	91,835
Open Lending Corp., Class A *	44,911	251,502
Oppenheimer Holdings, Inc., Class A	3,500	197,505
OppFi, Inc.	7,166	36,690
Orchid Island Capital, Inc.	30,417	230,257
P10, Inc., Class A	29,037	320,859
Paymentus Holdings, Inc., Class A *	8,752	215,387
Payoneer Global, Inc. *	113,997	982,654
PayPal Holdings, Inc. *	472,867	37,498,353
Paysign, Inc. *	9,553	34,486
PennyMac Financial Services, Inc.	13,965	1,392,031
PennyMac Mortgage Investment Trust	37,798	509,517
Perella Weinberg Partners, Class A	27,101	548,253
Piper Sandler Cos.	7,045	1,998,244
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
PJT Partners, Inc., Class A	10,452	1,452,410
PRA Group, Inc. *	21,991	443,339
Priority Technology Holdings, Inc. *	9,469	51,038
PROG Holdings, Inc.	19,924	870,081
Radian Group, Inc.	71,257	2,487,582
Raymond James Financial, Inc.	84,883	12,581,358
Ready Capital Corp.	69,762	477,870
Redwood Trust, Inc.	69,393	507,957
Regional Management Corp.	3,411	97,964
Remitly Global, Inc. *	63,447	1,140,777
Repay Holdings Corp., Class A *	32,506	258,585
Rithm Capital Corp.	237,881	2,519,160
Robinhood Markets, Inc., Class A *	328,816	7,723,888
Rocket Cos., Inc., Class A *	65,077	1,047,740
S&P Global, Inc.	147,643	70,921,791
Sachem Capital Corp.	16,351	38,425
Security National Financial Corp., Class A *	7,403	71,513
SEI Investments Co.	45,583	3,407,785
Seven Hills Realty Trust	5,666	71,505
Sezzle, Inc. *(a)	1,400	300,524
Shift4 Payments, Inc., Class A *	30,655	2,772,438
Silvercrest Asset Management Group, Inc., Class A	3,213	56,003
SLM Corp.	103,311	2,275,941
SoFi Technologies, Inc. *	487,910	5,449,955
Starwood Property Trust, Inc.	146,317	2,888,298
State Street Corp.	137,853	12,792,758
StepStone Group, Inc., Class A	28,841	1,734,209
Stifel Financial Corp.	47,043	4,874,596
StoneX Group, Inc. *	12,675	1,141,257
Sunrise Realty Trust, Inc.	2,814	38,608
SWK Holdings Corp. *	1,451	23,811
Synchrony Financial	183,128	10,097,678
T. Rowe Price Group, Inc.	102,764	11,289,653
Toast, Inc., Class A *	188,317	5,655,160
TPG RE Finance Trust, Inc.	24,952	219,827
TPG, Inc.	41,767	2,826,791
Tradeweb Markets, Inc., Class A	53,956	6,852,412
Two Harbors Investment Corp.	51,925	597,138
U.S. Global Investors, Inc., Class A	6,234	15,273
Upstart Holdings, Inc. *	38,067	1,853,102
Usio, Inc. *	17,787	24,546
UWM Holdings Corp.	43,383	279,387
Velocity Financial, Inc. *	8,532	163,900
Victory Capital Holdings, Inc., Class A	21,725	1,301,979
Virtu Financial, Inc., Class A	38,843	1,202,579
Virtus Investment Partners, Inc.	2,899	627,257
Visa, Inc., Class A	770,918	223,450,582
Voya Financial, Inc.	45,347	3,641,364
Walker & Dunlop, Inc.	14,742	1,612,333
Waterstone Financial, Inc.	8,861	130,611
Western Union Co.	154,375	1,661,075
Westwood Holdings Group, Inc.	2,653	41,440
WEX, Inc. *	18,718	3,230,727
WisdomTree, Inc.	51,234	530,272
World Acceptance Corp. *	1,349	153,921
		2,063,021,366

Food, Beverage & Tobacco 2.4%
Alico, Inc.	2,213	54,241
Altria Group, Inc.	789,064	42,972,425
Archer-Daniels-Midland Co.	220,230	12,158,898
B&G Foods, Inc.	42,071	358,445
Beyond Meat, Inc. *(a)	28,812	175,465
Boston Beer Co., Inc., Class A *	4,323	1,258,296
BRC, Inc., Class A *	18,823	58,916
SECURITY	NUMBER OF SHARES	VALUE ($)
Brown-Forman Corp., Class B	108,375	4,771,751
Bunge Global SA	65,637	5,514,821
Calavo Growers, Inc.	7,291	193,795
Cal-Maine Foods, Inc.	18,796	1,649,913
Campbell Soup Co.	90,575	4,225,324
Celsius Holdings, Inc. *	73,866	2,221,889
Coca-Cola Co.	1,789,539	116,874,792
Coca-Cola Consolidated, Inc.	2,704	3,039,999
Conagra Brands, Inc.	219,735	6,359,131
Constellation Brands, Inc., Class A	72,231	16,782,150
Darling Ingredients, Inc. *	72,463	2,834,028
Duckhorn Portfolio, Inc. *	19,046	208,744
Farmer Bros Co. *	11,781	21,795
Flowers Foods, Inc.	91,191	2,027,176
Fresh Del Monte Produce, Inc.	13,508	433,742
Freshpet, Inc. *	21,989	2,914,422
General Mills, Inc.	257,540	17,517,871
Hain Celestial Group, Inc. *	41,489	362,199
Hershey Co.	68,211	12,112,909
Hormel Foods Corp.	134,363	4,104,790
Ingredion, Inc.	30,240	4,014,662
J&J Snack Foods Corp.	7,048	1,156,718
J.M. Smucker Co.	48,724	5,530,661
John B Sanfilippo & Son, Inc.	3,955	326,327
Kellanova	123,923	9,994,390
Keurig Dr. Pepper, Inc.	519,548	17,119,107
Kraft Heinz Co.	409,602	13,705,283
Lamb Weston Holdings, Inc.	66,709	5,182,622
Lancaster Colony Corp.	8,715	1,512,924
Lifeway Foods, Inc. *	2,366	62,959
Limoneira Co.	7,226	185,275
Mama's Creations, Inc. *	16,154	120,347
McCormick & Co., Inc. - Non Voting Shares	116,550	9,118,872
MGP Ingredients, Inc.	7,544	362,414
Mission Produce, Inc. *	18,304	215,987
Molson Coors Beverage Co., Class B	81,129	4,419,097
Mondelez International, Inc., Class A	616,910	42,245,997
Monster Beverage Corp. *	325,216	17,132,379
National Beverage Corp.	9,990	451,448
PepsiCo, Inc.	633,219	105,165,011
Philip Morris International, Inc.	717,456	95,206,411
Pilgrim's Pride Corp. *	19,693	953,929
Post Holdings, Inc. *	21,117	2,306,188
Seaboard Corp.	109	301,495
Seneca Foods Corp., Class A *	2,612	161,500
Simply Good Foods Co. *	42,953	1,445,798
SunOpta, Inc. *	43,000	281,435
Tootsie Roll Industries, Inc.	7,644	222,975
TreeHouse Foods, Inc. *	22,159	806,144
Turning Point Brands, Inc.	9,980	471,355
Tyson Foods, Inc., Class A	130,837	7,665,740
Universal Corp.	12,751	649,281
Utz Brands, Inc.	29,813	513,380
Vita Coco Co., Inc. *	18,490	547,489
Vital Farms, Inc. *	14,019	486,179
Westrock Coffee Co. *(a)	15,240	101,194
WK Kellogg Co.	28,636	476,217
Zevia PBC, Class A *	20,011	24,213
		611,851,330

Health Care Equipment & Services 4.6%
23andMe Holding Co., Class A *	13,371	62,175
Abbott Laboratories	803,191	91,057,764
Acadia Healthcare Co., Inc. *	43,513	1,857,570
Accolade, Inc. *	37,555	119,049
Accuray, Inc. *	36,635	63,379
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
AdaptHealth Corp., Class A *	56,230	578,607
Addus HomeCare Corp. *	8,098	1,007,553
agilon health, Inc. *	110,000	280,500
AirSculpt Technologies, Inc. *(a)	4,242	24,137
Align Technology, Inc. *	32,528	6,669,216
Alignment Healthcare, Inc. *	51,148	634,235
Alphatec Holdings, Inc. *	41,583	326,427
Amedisys, Inc. *	15,348	1,451,921
American Well Corp., Class A *	6,250	57,250
AMN Healthcare Services, Inc. *	17,098	648,698
AngioDynamics, Inc. *	16,851	112,733
Artivion, Inc. *	17,724	466,673
Astrana Health, Inc. *	19,744	1,061,832
AtriCure, Inc. *	21,692	719,741
Avanos Medical, Inc. *	19,723	368,426
Aveanna Healthcare Holdings, Inc. *	23,737	110,377
Axogen, Inc. *	18,219	255,066
Axonics, Inc. *	23,420	1,646,426
Baxter International, Inc.	237,099	8,464,434
Becton Dickinson & Co.	133,274	31,131,474
Biodesix, Inc. *	20,622	35,057
Bioventus, Inc., Class A *	16,149	219,142
Boston Scientific Corp. *	678,917	57,042,606
BrightSpring Health Services, Inc. *	25,000	374,250
Brookdale Senior Living, Inc. *	96,082	602,434
Butterfly Network, Inc. *	79,217	141,006
Cardinal Health, Inc.	112,422	12,200,035
Castle Biosciences, Inc. *	11,444	396,763
Cencora, Inc.	80,627	18,389,406
Centene Corp. *	241,798	15,054,343
Certara, Inc. *	51,767	528,023
Cerus Corp. *	76,254	119,719
Chemed Corp.	6,933	3,745,484
Cigna Group	129,014	40,614,897
ClearPoint Neuro, Inc. *	10,369	128,472
Clover Health Investments Corp., Class A *	212,274	874,569
Community Health Systems, Inc. *	51,561	208,822
Concentra Group Holdings Parent, Inc. *	13,578	275,226
CONMED Corp.	14,231	971,123
Cooper Cos., Inc. *	91,318	9,559,168
CorVel Corp. *	4,159	1,238,633
Cross Country Healthcare, Inc. *	14,884	169,826
CVRx, Inc. *	5,810	76,227
CVS Health Corp.	580,582	32,779,660
DaVita, Inc. *	21,273	2,974,178
Delcath Systems, Inc. *	6,977	75,980
DENTSPLY SIRONA, Inc.	95,706	2,217,508
Dexcom, Inc. *	184,996	13,038,518
DocGo, Inc. *	50,278	176,476
Doximity, Inc., Class A *	58,058	2,423,341
Edwards Lifesciences Corp. *	279,106	18,702,893
ElectroCore, Inc. *	3,035	34,599
Electromed, Inc. *	3,594	83,561
Elevance Health, Inc.	106,922	43,384,671
Embecta Corp.	34,293	482,845
Encompass Health Corp.	45,879	4,563,125
Enhabit, Inc. *	23,015	158,573
Enovis Corp. *	26,222	1,082,182
Ensign Group, Inc.	25,869	4,009,436
Envista Holdings Corp. *	78,934	1,655,246
enVVeno Medical Corp. *	2,462	8,297
Enzo Biochem, Inc. *	13,471	15,492
Evolent Health, Inc., Class A *	48,563	1,133,946
FONAR Corp. *	3,312	50,342
Fulgent Genetics, Inc. *	9,036	193,822
GE HealthCare Technologies, Inc.	210,157	18,357,214
SECURITY	NUMBER OF SHARES	VALUE ($)
GeneDx Holdings Corp. *	10,651	870,080
Glaukos Corp. *	25,838	3,417,076
Globus Medical, Inc., Class A *	52,218	3,840,112
GoodRx Holdings, Inc., Class A *	51,094	312,695
Guardant Health, Inc. *	58,617	1,282,540
Haemonetics Corp. *	23,730	1,688,627
HCA Healthcare, Inc.	85,678	30,736,126
Health Catalyst, Inc. *	26,200	203,574
HealthEquity, Inc. *	39,669	3,381,782
HealthStream, Inc.	10,329	301,968
HeartBeam, Inc. *	14,543	35,194
Henry Schein, Inc. *	58,819	4,130,858
Hims & Hers Health, Inc. *	89,166	1,678,996
Hologic, Inc. *	107,084	8,659,883
Humana, Inc.	55,980	14,433,323
Hyperfine, Inc. *	14,647	14,334
ICU Medical, Inc. *	11,535	1,969,371
IDEXX Laboratories, Inc. *	37,960	15,446,683
Inari Medical, Inc. *	24,553	1,188,365
InfuSystem Holdings, Inc. *	10,655	65,954
Innovage Holding Corp. *	7,015	40,687
Inogen, Inc. *	16,555	144,525
Inspire Medical Systems, Inc. *	14,056	2,741,482
Insulet Corp. *	32,509	7,526,809
Integer Holdings Corp. *	15,173	1,885,245
Integra LifeSciences Holdings Corp. *	35,588	667,631
Intuitive Surgical, Inc. *	163,679	82,468,027
iRadimed Corp.	3,278	161,507
iRhythm Technologies, Inc. *	14,107	1,021,911
Joint Corp. *	7,452	82,345
KORU Medical Systems, Inc. *	12,813	37,414
Labcorp Holdings, Inc.	39,082	8,921,248
Lantheus Holdings, Inc. *	31,952	3,509,608
LeMaitre Vascular, Inc.	9,238	816,547
LENSAR, Inc. *	11,846	67,285
LifeMD, Inc. *	20,209	82,453
LifeStance Health Group, Inc. *	73,312	491,924
LivaNova PLC *	25,025	1,291,791
Masimo Corp. *	20,280	2,920,523
McKesson Corp.	59,809	29,939,787
Medtronic PLC	591,404	52,782,807
Merit Medical Systems, Inc. *	27,482	2,711,374
Milestone Scientific, Inc. *	34,400	27,520
ModivCare, Inc. *	5,394	87,221
Molina Healthcare, Inc. *	26,897	8,639,854
Multiplan Corp. *	2,613	23,414
Myomo, Inc. *	21,495	78,672
National HealthCare Corp.	6,222	721,939
National Research Corp.	6,098	110,557
Neogen Corp. *	89,023	1,271,248
NeoGenomics, Inc. *	59,570	809,556
NeuroPace, Inc. *	4,356	28,096
Nevro Corp. *	16,500	90,915
Novocure Ltd. *	44,300	672,474
OmniAb, Inc., Class A *(c)	2,395	0
OmniAb, Inc., Class B *(c)	2,395	0
Omnicell, Inc. *	21,903	1,065,362
OPKO Health, Inc. *(a)	185,881	280,680
OptimizeRx Corp. *	6,885	35,940
Option Care Health, Inc. *	78,487	1,808,340
OraSure Technologies, Inc. *	30,500	123,983
Orchestra BioMed Holdings, Inc. *	12,514	64,447
Orthofix Medical, Inc. *	14,213	230,108
OrthoPediatrics Corp. *	7,124	189,000
Owens & Minor, Inc. *	33,542	426,319
PACS Group, Inc. *	17,234	735,547
Paragon 28, Inc. *	18,302	97,001
Patterson Cos., Inc.	35,321	742,094
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Pediatrix Medical Group, Inc. *	35,753	440,477
Pennant Group, Inc. *	13,217	422,548
Penumbra, Inc. *	17,872	4,090,365
Phreesia, Inc. *	23,389	427,785
Premier, Inc., Class A	49,019	987,733
Privia Health Group, Inc. *	45,235	830,515
PROCEPT BioRobotics Corp. *	24,602	2,214,180
Pro-Dex, Inc. *	1,916	59,434
Progyny, Inc. *	36,695	552,260
Pulmonx Corp. *	17,853	111,581
Pulse Biosciences, Inc. *	6,773	118,053
Quest Diagnostics, Inc.	51,488	7,971,887
QuidelOrtho Corp. *	28,256	1,075,141
R1 RCM, Inc. *	76,273	1,087,653
RadNet, Inc. *	30,538	1,986,192
ResMed, Inc.	67,520	16,371,574
Rockwell Medical, Inc. *	7,846	28,638
RxSight, Inc. *	16,645	843,236
Sanara Medtech, Inc. *	1,654	54,582
Schrodinger, Inc. *	25,953	456,643
Select Medical Holdings Corp.	48,777	1,564,766
Semler Scientific, Inc. *	1,873	55,029
Sensus Healthcare, Inc. *	6,026	38,566
SI-BONE, Inc. *	19,218	265,208
Sight Sciences, Inc. *	12,929	64,645
Simulations Plus, Inc.	7,164	195,004
Solventum Corp. *	64,758	4,700,136
Sonida Senior Living, Inc. *	1,218	32,046
STAAR Surgical Co. *	24,350	705,907
Stereotaxis, Inc. *	22,696	44,484
STERIS PLC	45,974	10,199,332
Stryker Corp.	158,203	56,364,565
Surgery Partners, Inc. *	37,410	1,077,408
Surmodics, Inc. *	7,188	269,694
Tactile Systems Technology, Inc. *	10,021	145,405
Talkspace, Inc. *	88,164	275,953
Tandem Diabetes Care, Inc. *	29,715	932,160
Tela Bio, Inc. *	6,599	18,543
Teladoc Health, Inc. *	78,002	702,018
Teleflex, Inc.	21,717	4,366,420
Tenet Healthcare Corp. *	44,016	6,823,360
TransMedics Group, Inc. *	15,124	1,239,714
Treace Medical Concepts, Inc. *	27,099	126,281
TruBridge, Inc. *	6,539	83,895
U.S. Physical Therapy, Inc.	7,360	590,125
UFP Technologies, Inc. *	3,230	862,410
UnitedHealth Group, Inc.	426,134	240,552,643
Universal Health Services, Inc., Class B	27,648	5,648,763
Utah Medical Products, Inc.	1,365	86,514
Varex Imaging Corp. *	17,095	224,457
Veeva Systems, Inc., Class A *	68,626	14,331,168
Viemed Healthcare, Inc. *	16,000	136,800
Vivani Medical, Inc. *	30,016	39,321
Waystar Holding Corp. *	23,041	657,360
Zimmer Biomet Holdings, Inc.	94,311	10,083,732
Zimvie, Inc. *	16,179	222,704
Zomedica Corp. *	412,334	49,563
Zynex, Inc. *(a)	7,546	65,122
		1,176,045,255

Household & Personal Products 1.2%
Beauty Health Co. *	59,555	96,181
BellRing Brands, Inc. *	58,886	3,876,465
Central Garden & Pet Co. *	4,564	156,545
Central Garden & Pet Co., Class A *	25,542	744,294
Church & Dwight Co., Inc.	112,703	11,260,157
SECURITY	NUMBER OF SHARES	VALUE ($)
Clorox Co.	57,156	9,062,084
Colgate-Palmolive Co.	377,463	35,372,058
Coty, Inc., Class A *	168,936	1,256,884
Edgewell Personal Care Co.	22,085	771,871
elf Beauty, Inc. *	26,936	2,835,014
Energizer Holdings, Inc.	31,376	1,006,228
Estee Lauder Cos., Inc., Class A	107,001	7,376,649
Herbalife Ltd. *	46,075	347,866
Honest Co., Inc. *	29,467	109,617
Interparfums, Inc.	8,373	1,013,719
Kenvue, Inc.	881,931	20,222,678
Kimberly-Clark Corp.	154,937	20,789,447
Lifevantage Corp.	7,299	89,194
Medifast, Inc. *	4,730	86,937
Natural Alternatives International, Inc. *	3,654	16,699
Natural Health Trends Corp.	6,750	40,433
Nature's Sunshine Products, Inc. *	4,762	60,287
Nu Skin Enterprises, Inc., Class A	20,765	128,535
Oil-Dri Corp. of America	1,961	133,054
Olaplex Holdings, Inc. *	49,924	88,865
Procter & Gamble Co.	1,085,964	179,379,534
Reynolds Consumer Products, Inc.	26,473	713,447
Safety Shot, Inc. *(a)	13,500	13,322
Spectrum Brands Holdings, Inc.	13,831	1,239,534
United-Guardian, Inc.	3,342	44,348
USANA Health Sciences, Inc. *	4,815	177,866
WD-40 Co.	6,185	1,620,903
		300,130,715

Insurance 2.3%
Aflac, Inc.	232,011	24,312,433
Allstate Corp.	121,704	22,700,230
Ambac Financial Group, Inc. *	18,370	207,765
American Coastal Insurance Corp., Class C *	16,093	195,530
American Financial Group, Inc.	33,167	4,276,221
American International Group, Inc.	297,761	22,594,105
AMERISAFE, Inc.	8,109	438,291
Aon PLC, Class A	100,328	36,807,333
Arch Capital Group Ltd. *	172,452	16,996,869
Arthur J Gallagher & Co.	101,400	28,513,680
Assurant, Inc.	23,580	4,520,286
Assured Guaranty Ltd.	23,422	1,954,800
Axis Capital Holdings Ltd.	35,322	2,764,300
Baldwin Insurance Group, Inc., Class A *	31,502	1,457,283
Bowhead Specialty Holdings, Inc. *	6,739	196,172
Brighthouse Financial, Inc. *	29,722	1,405,851
Brown & Brown, Inc.	109,241	11,430,978
Chubb Ltd.	173,367	48,965,775
Cincinnati Financial Corp.	71,630	10,087,653
Citizens, Inc., Class A *(a)	24,606	116,386
CNA Financial Corp.	9,087	435,358
CNO Financial Group, Inc.	47,869	1,646,694
Crawford & Co., Class A	10,215	113,795
Donegal Group, Inc., Class A	6,507	98,646
eHealth, Inc. *	13,577	68,292
Employers Holdings, Inc.	11,659	568,026
Enstar Group Ltd. *	5,808	1,873,080
Erie Indemnity Co., Class A	11,577	5,196,221
Everest Group Ltd.	20,049	7,129,625
F&G Annuities & Life, Inc.	7,820	313,582
Fidelity National Financial, Inc.	120,715	7,263,422
First American Financial Corp.	47,799	3,066,306
Genworth Financial, Inc., Class A *	204,265	1,376,746
Globe Life, Inc.	41,865	4,420,944
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
GoHealth, Inc., Class A *	3,311	37,547
Goosehead Insurance, Inc., Class A *	11,407	1,242,222
Greenlight Capital Re Ltd., Class A *	9,834	132,562
Hagerty, Inc., Class A *	15,234	164,070
Hanover Insurance Group, Inc.	16,309	2,419,114
Hartford Financial Services Group, Inc.	134,863	14,894,270
HCI Group, Inc.	3,137	355,453
Heritage Insurance Holdings, Inc. *	10,125	104,794
Hippo Holdings, Inc. *	7,344	162,816
Horace Mann Educators Corp.	17,846	664,585
ICC Holdings, Inc. *	5,650	131,758
Investors Title Co.	697	161,202
James River Group Holdings Ltd.	28,410	176,710
Kemper Corp.	27,177	1,692,312
Kingsway Financial Services, Inc. *	5,983	53,548
Kinsale Capital Group, Inc.	10,356	4,433,507
Lemonade, Inc. *	27,928	663,849
Lincoln National Corp.	78,786	2,737,814
Loews Corp.	83,533	6,595,766
Maiden Holdings Ltd. *	32,952	50,911
Markel Group, Inc. *	5,924	9,134,867
Marsh & McLennan Cos., Inc.	227,331	49,612,717
MBIA, Inc. *	22,069	86,952
Mercury General Corp.	13,587	918,889
MetLife, Inc.	271,514	21,292,128
NI Holdings, Inc. *	3,782	59,377
Old Republic International Corp.	109,561	3,826,966
Oscar Health, Inc., Class A *	90,515	1,520,652
Palomar Holdings, Inc. *	12,017	1,078,766
Primerica, Inc.	15,576	4,311,593
Principal Financial Group, Inc.	98,458	8,112,939
ProAssurance Corp. *	24,020	357,658
Progressive Corp.	270,570	65,702,513
Prudential Financial, Inc.	164,641	20,165,230
Reinsurance Group of America, Inc.	30,257	6,386,648
RenaissanceRe Holdings Ltd.	24,048	6,310,195
RLI Corp.	18,977	2,959,843
Root, Inc., Class A *	5,666	387,498
Ryan Specialty Holdings, Inc., Class A	48,113	3,169,203
Safety Insurance Group, Inc.	6,404	501,209
Selective Insurance Group, Inc.	27,852	2,529,519
Selectquote, Inc. *	83,804	167,608
SiriusPoint Ltd. *	44,279	581,826
Skyward Specialty Insurance Group, Inc. *	15,421	681,762
Stewart Information Services Corp.	12,159	836,539
Tiptree, Inc.	9,652	196,997
Travelers Cos., Inc.	105,266	25,889,120
Trupanion, Inc. *	16,359	896,146
TWFG, Inc. *	5,800	188,152
United Fire Group, Inc.	9,091	178,547
Universal Insurance Holdings, Inc.	11,138	222,092
Unum Group	77,747	4,989,802
W.R. Berkley Corp.	138,103	7,895,349
White Mountains Insurance Group Ltd.	1,179	2,118,828
Willis Towers Watson PLC	47,122	14,239,797
		577,895,415

Materials 2.5%
AdvanSix, Inc.	11,778	334,142
Air Products & Chemicals, Inc.	102,695	31,889,878
Albemarle Corp.	53,735	5,090,317
Alcoa Corp.	118,934	4,768,064
Alpha Metallurgical Resources, Inc.	5,295	1,102,949
Alto Ingredients, Inc. *	33,727	60,034
SECURITY	NUMBER OF SHARES	VALUE ($)
Amcor PLC	671,032	7,468,586
American Battery Technology Co. *	32,527	32,420
American Vanguard Corp.	11,255	58,864
Ampco-Pittsburgh Corp. *(a)	7,848	13,734
AptarGroup, Inc.	30,413	5,106,647
Arcadium Lithium PLC *	497,292	2,680,404
Arch Resources, Inc.	8,577	1,258,761
Arq, Inc. *	12,500	73,250
Ascent Industries Co. *	4,646	44,044
Ashland, Inc.	22,193	1,876,862
ASP Isotopes, Inc. *(a)	30,711	214,670
Aspen Aerogels, Inc. *	28,080	500,947
ATI, Inc. *	57,110	3,010,268
Avery Dennison Corp.	37,319	7,726,153
Avient Corp.	42,722	1,991,272
Axalta Coating Systems Ltd. *	101,891	3,863,707
Balchem Corp.	14,605	2,443,855
Ball Corp.	139,745	8,279,891
Berry Global Group, Inc.	53,362	3,759,353
Cabot Corp.	25,607	2,761,203
Carpenter Technology Corp.	22,990	3,437,005
Celanese Corp., Class A	50,514	6,363,249
Century Aluminum Co. *	22,913	404,414
CF Industries Holdings, Inc.	83,980	6,905,675
Chemours Co.	67,300	1,222,168
Clearwater Paper Corp. *	7,639	192,426
Cleveland-Cliffs, Inc. *	217,676	2,825,434
Coeur Mining, Inc. *	178,999	1,152,754
Commercial Metals Co.	53,599	2,883,626
Compass Minerals International, Inc.	11,000	135,410
Contango ORE, Inc. *	6,450	138,740
Core Molding Technologies, Inc. *	2,885	43,419
Corteva, Inc.	318,723	19,416,605
CRH PLC	313,925	29,957,863
Crown Holdings, Inc.	55,207	5,164,615
Dakota Gold Corp. *	24,511	53,679
Dow, Inc.	323,502	15,974,529
DuPont de Nemours, Inc.	192,378	15,965,450
Eagle Materials, Inc.	15,297	4,366,682
Eastman Chemical Co.	54,569	5,734,656
Ecolab, Inc.	117,031	28,758,028
Ecovyst, Inc. *	46,051	306,700
Element Solutions, Inc.	99,960	2,708,916
Flotek Industries, Inc. *	5,581	27,682
FMC Corp.	57,783	3,755,317
Freeport-McMoRan, Inc.	661,439	29,777,984
Friedman Industries, Inc.	2,834	39,534
Gatos Silver, Inc. *	27,350	507,343
Ginkgo Bioworks Holdings, Inc. *(a)	16,311	124,290
Graphic Packaging Holding Co.	140,335	3,965,867
Greif, Inc., Class A	13,364	834,448
Hawkins, Inc.	9,241	987,863
Haynes International, Inc.	5,389	325,280
HB Fuller Co.	26,013	1,903,631
Hecla Mining Co.	292,621	1,899,110
Huntsman Corp.	73,671	1,620,762
Hycroft Mining Holding Corp. *	6,015	14,376
Idaho Strategic Resources, Inc. *	4,628	74,233
Ingevity Corp. *	14,768	617,155
Innospec, Inc.	11,817	1,273,636
International Flavors & Fragrances, Inc.	117,467	11,679,744
International Paper Co.	160,440	8,910,838
Intrepid Potash, Inc. *	3,965	99,482
Ivanhoe Electric, Inc. *	44,102	447,635
Kaiser Aluminum Corp.	6,881	510,983
Knife River Corp. *	26,236	2,553,288
Koppers Holdings, Inc.	10,777	366,526
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kronos Worldwide, Inc.	9,190	106,053
Linde PLC	221,749	101,150,806
Louisiana-Pacific Corp.	28,363	2,805,101
LSB Industries, Inc. *	21,659	177,604
LyondellBasell Industries NV, Class A	120,670	10,480,189
Martin Marietta Materials, Inc.	28,131	16,663,117
Materion Corp.	9,668	982,559
Mativ Holdings, Inc.	23,942	369,904
McEwen Mining, Inc. *	18,704	177,875
Mercer International, Inc.	18,274	119,146
Metallus, Inc. *	16,743	235,909
Minerals Technologies, Inc.	15,242	1,147,570
Mosaic Co.	148,210	3,966,100
MP Materials Corp. *	58,450	1,051,516
Myers Industries, Inc.	15,888	187,161
NewMarket Corp.	3,482	1,827,946
Newmont Corp.	528,158	23,999,500
Northern Technologies International Corp.	2,657	33,770
Novusterra, Inc. *(c)	3,229	0
Nucor Corp.	109,399	15,517,154
O-I Glass, Inc. *	72,227	802,442
Olin Corp.	54,947	2,254,475
Olympic Steel, Inc.	4,090	146,749
Origin Materials, Inc. *	60,000	83,400
Orion SA	27,306	409,317
Packaging Corp. of America	41,070	9,402,566
Pactiv Evergreen, Inc.	23,506	266,558
Perimeter Solutions SA *	64,240	853,107
Piedmont Lithium, Inc. *(a)	11,327	148,384
PPG Industries, Inc.	107,737	13,414,334
PureCycle Technologies, Inc. *(a)	74,372	968,323
Quaker Chemical Corp.	6,333	959,956
Radius Recycling, Inc., Class A	11,633	188,338
Ramaco Resources, Inc., Class A	18,035	183,055
Ranpak Holdings Corp., Class A *	15,372	93,462
Rayonier Advanced Materials, Inc. *	26,864	213,837
Reliance, Inc.	25,515	7,305,965
Royal Gold, Inc.	31,205	4,557,802
RPM International, Inc.	59,268	7,533,555
Ryerson Holding Corp.	12,949	282,159
Scotts Miracle-Gro Co.	19,443	1,691,152
Sealed Air Corp.	69,473	2,513,533
Sensient Technologies Corp.	19,516	1,473,068
Sherwin-Williams Co.	107,231	38,471,266
Silgan Holdings, Inc.	37,619	1,946,407
Smith-Midland Corp. *	1,800	61,920
Smurfit WestRock PLC	227,265	11,704,147
Solitario Resources Corp. *	44,899	29,853
Sonoco Products Co.	44,356	2,329,577
Steel Dynamics, Inc.	65,676	8,570,718
Stepan Co.	9,304	673,051
Summit Materials, Inc., Class A *	56,571	2,682,031
SunCoke Energy, Inc.	34,174	352,334
Sylvamo Corp.	15,710	1,335,664
Tredegar Corp. *	10,770	83,468
TriMas Corp.	17,344	465,686
Trinseo PLC	19,239	88,884
Tronox Holdings PLC	49,611	601,285
U.S. Antimony Corp. *	59,275	36,786
U.S. Gold Corp. *	7,270	44,711
U.S. Lime & Minerals, Inc.	4,810	542,472
U.S. Steel Corp.	103,099	4,005,396
Universal Stainless & Alloy Products, Inc. *	5,210	227,781
Valhi, Inc.	1,628	55,433
Vulcan Materials Co.	60,839	16,665,627
Warrior Met Coal, Inc.	24,646	1,555,902
SECURITY	NUMBER OF SHARES	VALUE ($)
Westlake Corp.	15,492	2,044,014
Worthington Steel, Inc.	16,439	628,627
		654,786,882

Media & Entertainment 7.6%
Advantage Solutions, Inc. *	42,984	131,531
Alphabet, Inc., Class A	2,704,251	462,724,389
Alphabet, Inc., Class C	2,216,889	382,834,561
Altice USA, Inc., Class A *	102,606	249,333
AMC Entertainment Holdings, Inc., Class A *	173,192	760,313
AMC Networks, Inc., Class A *	17,154	138,947
Angi, Inc. *	46,987	111,829
Atlanta Braves Holdings, Inc., Class C *	22,692	896,561
Boston Omaha Corp., Class A *	8,359	123,379
Bumble, Inc., Class A *	43,000	304,440
Cable One, Inc.	2,387	815,304
Cardlytics, Inc. *	25,904	111,646
Cargurus, Inc. *	38,901	1,206,709
Cars.com, Inc. *	26,286	420,313
Charter Communications, Inc., Class A *	44,764	14,665,134
Cinemark Holdings, Inc. *	51,363	1,528,049
Clear Channel Outdoor Holdings, Inc. *	153,084	225,033
Comcast Corp., Class A	1,781,639	77,804,175
comScore, Inc. *	2,302	12,661
CuriosityStream, Inc.	23,041	55,529
DHI Group, Inc. *	17,605	28,872
EchoStar Corp., Class A *	53,476	1,340,109
Electronic Arts, Inc.	110,623	16,687,480
Emerald Holding, Inc.	6,732	26,524
Endeavor Group Holdings, Inc., Class A (a)	86,645	2,555,161
Entravision Communications Corp., Class A	34,841	80,831
Eventbrite, Inc., Class A *	44,108	141,146
EverQuote, Inc., Class A *	12,961	233,039
Fluent, Inc. *	5,036	14,907
Fox Corp., Class A	159,409	6,695,178
fuboTV, Inc. *	129,071	224,584
Gaia, Inc., Class A *	10,263	54,702
Gannett Co., Inc. *	69,602	326,433
Getty Images Holdings, Inc. *(a)	18,585	77,128
Golden Matrix Group, Inc. *	8,251	20,710
Gray Television, Inc.	36,454	208,152
Grindr, Inc. *	10,471	140,102
Harte Hanks, Inc. *	3,347	23,797
IAC, Inc. *	32,541	1,560,341
Ibotta, Inc., Class A *	3,269	239,585
iHeartMedia, Inc., Class A *	47,000	93,060
Innovid Corp. *	35,745	68,273
Integral Ad Science Holding Corp. *	33,997	402,524
Interpublic Group of Cos., Inc.	174,119	5,119,099
IZEA Worldwide, Inc. *	8,623	24,489
John Wiley & Sons, Inc., Class A	18,846	929,108
Liberty Broadband Corp., Class C *	59,006	4,768,865
Liberty Media Corp.-Liberty Formula One, Class C *	111,766	8,923,397
Liberty Media Corp.-Liberty Live, Class C *	31,561	1,841,900
Lions Gate Entertainment Corp., Class A *	87,853	694,039
Lionsgate Studios Corp. *	16,000	110,080
Live Nation Entertainment, Inc. *	72,216	8,459,382
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
LiveOne, Inc. *	39,793	27,457
Madison Square Garden Entertainment Corp., Class A *	18,450	769,549
Madison Square Garden Sports Corp. *	7,599	1,692,297
Magnite, Inc. *	61,457	766,983
Marchex, Inc., Class B *	24,313	44,736
Marcus Corp.	10,398	196,210
Match Group, Inc. *	119,372	4,300,973
MediaAlpha, Inc., Class A *	18,518	317,213
Mega Matrix, Inc. *	24,173	38,918
Meta Platforms, Inc., Class A	1,008,281	572,280,130
National CineMedia, Inc. *	44,303	318,539
Netflix, Inc. *	198,000	149,693,940
New York Times Co., Class A	74,891	4,181,913
News Corp., Class A	227,952	6,211,692
Nexstar Media Group, Inc., Class A	13,766	2,421,715
Nextdoor Holdings, Inc. *	62,506	151,264
Omnicom Group, Inc.	89,512	9,040,712
Outbrain, Inc. *	10,250	43,972
Paramount Global, Class B	283,133	3,097,475
Pinterest, Inc., Class A *	278,817	8,863,592
Playstudios, Inc. *	40,501	53,866
Playtika Holding Corp.	30,485	238,698
PSQ Holdings, Inc. *(a)	8,011	24,834
PubMatic, Inc., Class A *	19,401	285,292
QuinStreet, Inc. *	28,747	603,687
Reading International, Inc., Class B *	1,251	8,144
Reddit, Inc., Class A *	37,379	4,459,315
Reservoir Media, Inc. *	14,527	121,010
ROBLOX Corp., Class A *	243,942	12,616,680
Roku, Inc. *	58,516	3,749,705
Rumble, Inc. *(a)	34,234	199,927
Saga Communications, Inc., Class A	1,989	27,866
Scholastic Corp.	12,861	319,339
Shutterstock, Inc.	10,396	333,608
Sinclair, Inc.	15,351	265,112
Sirius XM Holdings, Inc.	102,216	2,725,079
Skillz, Inc., Class A *	6,303	36,368
Snap, Inc., Class A *	488,773	5,943,480
Sphere Entertainment Co. *	12,111	506,361
Stagwell, Inc., Class A *	44,700	277,587
Take-Two Interactive Software, Inc. *	75,518	12,212,771
TechTarget, Inc. *	11,292	326,847
TEGNA, Inc.	81,302	1,335,792
Thryv Holdings, Inc. *	20,334	292,403
TKO Group Holdings, Inc. *	30,802	3,596,750
Townsquare Media, Inc., Class A	6,366	62,387
Trade Desk, Inc., Class A *	205,946	24,756,769
Travelzoo *	4,020	68,742
TripAdvisor, Inc. *	50,308	806,940
TrueCar, Inc. *	41,115	160,760
Trump Media & Technology Group Corp. *(a)	35,041	1,238,349
Urban One, Inc., Class A *	12,237	16,520
Vimeo, Inc. *	71,535	341,222
Vivid Seats, Inc., Class A *	41,337	168,242
Walt Disney Co.	836,137	80,436,379
Warner Bros Discovery, Inc. *	1,028,538	8,362,014
Warner Music Group Corp., Class A	67,359	2,152,794
WideOpenWest, Inc. *	23,881	119,166
Yelp, Inc., Class A *	31,656	1,080,736
Zedge, Inc., Class B *	11,319	34,862
Ziff Davis, Inc. *	20,342	941,224
ZipRecruiter, Inc., Class A *	33,246	308,190
SECURITY	NUMBER OF SHARES	VALUE ($)
ZoomInfo Technologies, Inc., Class A *	131,117	1,448,843
		1,944,756,773

Pharmaceuticals, Biotechnology & Life Sciences 6.7%
10X Genomics, Inc., Class A *	46,955	752,689
2seventy bio, Inc. *	41,139	178,543
4D Molecular Therapeutics, Inc. *	16,599	132,958
89bio, Inc. *	39,098	304,182
AbbVie, Inc.	815,178	166,190,339
Abeona Therapeutics, Inc. *	23,850	152,879
Absci Corp. *	39,263	150,770
ACADIA Pharmaceuticals, Inc. *	55,262	806,273
ACELYRIN, Inc. *	52,549	298,478
Achieve Life Sciences, Inc. *	8,279	38,746
Acrivon Therapeutics, Inc. *	3,170	25,360
Acumen Pharmaceuticals, Inc. *	9,845	28,354
Adaptive Biotechnologies Corp. *	49,118	237,731
Adicet Bio, Inc. *	30,000	38,400
ADMA Biologics, Inc. *	104,554	1,705,276
Adverum Biotechnologies, Inc. *	10,713	78,151
Agenus, Inc. *	8,000	33,600
Agilent Technologies, Inc.	134,863	17,573,998
Agios Pharmaceuticals, Inc. *	27,110	1,204,497
Akebia Therapeutics, Inc. *	79,804	132,475
Akero Therapeutics, Inc. *	30,217	931,590
Aldeyra Therapeutics, Inc. *	19,049	100,198
Alector, Inc. *	38,074	187,324
Aligos Therapeutics, Inc. *	1,255	12,274
Alkermes PLC *	76,124	1,956,387
Allogene Therapeutics, Inc. *	71,083	181,617
Allovir, Inc. *	57,055	53,061
Alnylam Pharmaceuticals, Inc. *	59,151	15,769,065
Altimmune, Inc. *(a)	38,866	261,957
Alto Neuroscience, Inc. *	16,323	63,496
ALX Oncology Holdings, Inc. *	10,211	14,602
American Resources Corp. *(a)(c)	9,690	58
Amgen, Inc.	248,169	79,453,787
Amicus Therapeutics, Inc. *	121,964	1,392,829
Amneal Pharmaceuticals, Inc. *	62,593	530,163
Amphastar Pharmaceuticals, Inc. *	19,039	962,041
Amylyx Pharmaceuticals, Inc. *	27,499	148,495
AnaptysBio, Inc. *	10,575	228,737
Anavex Life Sciences Corp. *(a)	36,218	239,763
ANI Pharmaceuticals, Inc. *	7,569	433,287
Anika Therapeutics, Inc. *	5,811	99,426
Anixa Biosciences, Inc. *	12,785	44,748
Annexon, Inc. *	40,232	294,498
Apellis Pharmaceuticals, Inc. *	47,796	1,302,919
Apogee Therapeutics, Inc. *	16,064	835,971
Applied Therapeutics, Inc. *	50,019	442,168
Aquestive Therapeutics, Inc. *	27,867	152,990
Arbutus Biopharma Corp. *	68,681	264,078
Arcellx, Inc. *	17,501	1,474,809
Arcturus Therapeutics Holdings, Inc. *	10,133	179,658
Arcus Biosciences, Inc. *	24,937	381,536
Arcutis Biotherapeutics, Inc. *	45,056	374,415
Ardelyx, Inc. *	111,347	653,607
ArriVent Biopharma, Inc. *	14,988	439,748
Arrowhead Pharmaceuticals, Inc. *	56,099	1,078,784
ARS Pharmaceuticals, Inc. *	23,670	348,422
Artiva Biotherapeutics, Inc. *(a)	7,000	70,980
Arvinas, Inc. *	31,695	837,699
Assembly Biosciences, Inc. *	2,704	45,454
Assertio Holdings, Inc. *	40,135	41,339
Astria Therapeutics, Inc. *	18,061	201,922
Atara Biotherapeutics, Inc. *	1,643	14,639
Atea Pharmaceuticals, Inc. *	35,000	113,400
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Atossa Therapeutics, Inc. *	45,962	63,428
aTyr Pharma, Inc. *	26,689	83,270
Aura Biosciences, Inc. *	25,362	264,779
Avantor, Inc. *	313,346	7,009,550
Avid Bioservices, Inc. *	27,120	270,115
Avidity Biosciences, Inc. *	54,926	2,321,173
Avita Medical, Inc. *	10,054	101,545
Axsome Therapeutics, Inc. *	18,749	1,669,223
Azenta, Inc. *	24,499	1,006,664
Beam Therapeutics, Inc. *	33,904	742,837
BioCryst Pharmaceuticals, Inc. *	103,077	825,647
Biogen, Inc. *	67,342	11,717,508
Biohaven Ltd. *	37,987	1,890,233
BioLife Solutions, Inc. *	14,953	349,900
BioMarin Pharmaceutical, Inc. *	88,578	5,836,404
Biomea Fusion, Inc. *	9,488	88,903
Bio-Rad Laboratories, Inc., Class A *	9,115	3,264,902
Biote Corp., Class A *	7,115	36,287
Bio-Techne Corp.	72,336	5,334,780
Black Diamond Therapeutics, Inc. *	14,484	39,686
Bluebird Bio, Inc. *(a)	88,349	40,994
Blueprint Medicines Corp. *	29,253	2,559,930
Bridgebio Pharma, Inc. *	67,624	1,583,078
Bristol-Myers Squibb Co.	935,288	52,161,012
Bruker Corp.	52,321	2,961,892
C4 Therapeutics, Inc. *	40,958	218,306
Cabaletta Bio, Inc. *	16,585	58,877
Capricor Therapeutics, Inc. *(a)	13,479	270,928
Cardiff Oncology, Inc. *	16,399	51,165
CareDx, Inc. *	26,640	589,543
Cargo Therapeutics, Inc. *	19,853	387,133
Caribou Biosciences, Inc. *	46,922	91,967
Cartesian Therapeutics, Inc. *(a)	1,993	39,461
Cassava Sciences, Inc. *(a)	20,759	535,686
Catalent, Inc. *	83,541	4,895,503
Catalyst Pharmaceuticals, Inc. *	49,175	1,072,015
Celcuity, Inc. *	12,719	197,144
Celldex Therapeutics, Inc. *	30,271	788,862
CEL-SCI Corp. *	16,481	14,665
Century Therapeutics, Inc. *	34,816	40,038
CG oncology, Inc. *	23,432	832,539
Champions Oncology, Inc. *	6,854	26,799
Charles River Laboratories International, Inc. *	24,088	4,301,635
ChromaDex Corp. *	24,667	86,088
Cibus, Inc. *	7,726	30,827
Cidara Therapeutics, Inc. *	1,340	17,420
Citius Pharmaceuticals, Inc. *	76,073	28,352
Clearside Biomedical, Inc. *	20,216	20,620
Codexis, Inc. *	45,863	144,010
Cogent Biosciences, Inc. *	54,747	629,043
Coherus Biosciences, Inc. *	39,420	29,368
Collegium Pharmaceutical, Inc. *	14,303	488,304
Compass Therapeutics, Inc. *	42,767	70,138
Contineum Therapeutics, Inc., Class A *(a)	3,500	58,660
Corbus Pharmaceuticals Holdings, Inc. *	4,813	76,815
Corcept Therapeutics, Inc. *	42,109	2,062,078
CorMedix, Inc. *	22,604	227,283
Corvus Pharmaceuticals, Inc. *	15,668	138,505
Crinetics Pharmaceuticals, Inc. *	41,515	2,323,179
CRISPR Therapeutics AG *	38,545	1,788,103
CryoPort, Inc. *	20,286	135,105
Cullinan Therapeutics, Inc. *	20,998	326,519
Curis, Inc. *	2,854	12,215
Cyteir Therapeutics, Inc. *(c)	15,972	49,513
Cytek Biosciences, Inc. *	46,745	231,154
SECURITY	NUMBER OF SHARES	VALUE ($)
Cytokinetics, Inc. *	55,366	2,823,666
CytomX Therapeutics, Inc. *	24,817	24,710
Danaher Corp.	296,255	72,778,003
Day One Biopharmaceuticals, Inc. *	30,778	453,052
Denali Therapeutics, Inc. *	57,056	1,481,174
Design Therapeutics, Inc. *	15,000	78,600
DiaMedica Therapeutics, Inc. *	13,251	57,907
Dianthus Therapeutics, Inc. *	10,881	303,145
Disc Medicine, Inc. *	8,157	365,597
Dyadic International, Inc. *	16,336	17,316
Dynavax Technologies Corp. *	58,800	696,780
Dyne Therapeutics, Inc. *	37,318	1,076,997
Edgewise Therapeutics, Inc. *	31,611	1,061,181
Editas Medicine, Inc. *	39,120	113,448
Elanco Animal Health, Inc. *	228,326	2,886,041
Eledon Pharmaceuticals, Inc. *	14,987	69,690
Eli Lilly & Co.	364,014	302,036,976
Emergent BioSolutions, Inc. *(b)	27,070	245,254
Enanta Pharmaceuticals, Inc. *	8,668	97,472
Enliven Therapeutics, Inc. *	13,153	366,311
Entrada Therapeutics, Inc. *	7,643	131,001
Erasca, Inc. *	127,969	331,440
Esperion Therapeutics, Inc. *	95,770	195,371
Eton Pharmaceuticals, Inc. *	13,239	112,134
Evolus, Inc. *	22,279	363,593
Exact Sciences Corp. *	86,152	5,938,457
Exelixis, Inc. *	133,419	4,429,511
EyePoint Pharmaceuticals, Inc. *	24,819	291,871
Fate Therapeutics, Inc. *	38,651	91,603
FibroGen, Inc. *	58,027	17,489
Foghorn Therapeutics, Inc. *	15,974	121,722
Fortrea Holdings, Inc. *	41,466	697,458
Fulcrum Therapeutics, Inc. *	24,485	77,373
Galectin Therapeutics, Inc. *(a)	17,413	43,010
Generation Bio Co. *	24,023	52,370
Geron Corp. *	235,465	967,761
Gilead Sciences, Inc.	575,683	51,132,164
Gossamer Bio, Inc. *	156,778	137,651
GRAIL, Inc. *	12,100	164,197
Greenwich Lifesciences, Inc. *	2,671	35,925
Gyre Therapeutics, Inc. *(a)	6,662	95,267
Halozyme Therapeutics, Inc. *	58,883	2,977,713
Harmony Biosciences Holdings, Inc. *	16,980	545,567
Harrow, Inc. *	14,898	671,304
Harvard Bioscience, Inc. *	14,274	33,544
Heron Therapeutics, Inc. *	69,211	120,427
Hookipa Pharma, Inc. *	3,628	13,750
Humacyte, Inc. *	40,237	203,197
Ideaya Biosciences, Inc. *	38,060	1,071,389
IGM Biosciences, Inc. *(a)	12,921	221,466
Ikena Oncology, Inc. *	12,066	20,633
Illumina, Inc. *	73,755	10,631,046
Immunic, Inc. *	25,000	30,250
ImmunityBio, Inc. *(a)	69,586	362,543
Immunome, Inc. *	30,004	344,146
Immunovant, Inc. *	33,495	980,064
Incyte Corp. *	72,862	5,400,531
Inhibrx Biosciences, Inc. *	5,000	80,150
Inmune Bio, Inc. *	5,159	30,180
Innoviva, Inc. *	24,927	487,572
Inovio Pharmaceuticals, Inc. *	11,075	58,476
Inozyme Pharma, Inc. *	20,879	89,571
Insmed, Inc. *	79,631	5,357,574
Instil Bio, Inc. *	2,981	94,706
Intellia Therapeutics, Inc. *	48,444	688,874
Intra-Cellular Therapies, Inc. *	44,773	3,794,512
Invivyd, Inc. *	24,069	21,482
Ionis Pharmaceuticals, Inc. *	72,579	2,786,308
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Iovance Biotherapeutics, Inc. *	108,846	1,136,352
IQVIA Holdings, Inc. *	79,749	16,413,939
Ironwood Pharmaceuticals, Inc., Class A *	64,385	254,321
iTeos Therapeutics, Inc. *	10,503	88,750
Janux Therapeutics, Inc. *	13,885	749,651
Jasper Therapeutics, Inc. *	5,689	120,493
Jazz Pharmaceuticals PLC *	28,462	3,131,674
Johnson & Johnson	1,111,084	177,617,888
KalVista Pharmaceuticals, Inc. *	18,163	186,534
Karyopharm Therapeutics, Inc. *	51,000	50,480
Keros Therapeutics, Inc. *	16,316	946,981
Kezar Life Sciences, Inc. *	6,336	47,203
Kodiak Sciences, Inc. *	15,730	59,774
Korro Bio, Inc. *	3,147	180,953
Krystal Biotech, Inc. *	11,941	2,060,181
Kura Oncology, Inc. *	36,794	615,196
Kymera Therapeutics, Inc. *	21,904	1,011,308
Kyverna Therapeutics, Inc. *	7,200	34,416
Larimar Therapeutics, Inc. *	24,670	202,911
LENZ Therapeutics, Inc.	5,961	160,709
Lexeo Therapeutics, Inc. *	7,700	60,830
Lexicon Pharmaceuticals, Inc. *(c)	105,005	204,760
Lifecore Biomedical, Inc. *	10,427	59,225
Ligand Pharmaceuticals, Inc. *	8,505	898,978
Lineage Cell Therapeutics, Inc. *	68,183	56,681
Lipocine, Inc. *	2,942	16,299
Liquidia Corp. *	20,793	225,604
Longboard Pharmaceuticals, Inc. *	15,713	938,380
Madrigal Pharmaceuticals, Inc. *	7,855	2,037,116
MannKind Corp. *	122,373	865,177
Maravai LifeSciences Holdings, Inc., Class A *	64,482	477,812
MaxCyte, Inc. *	43,954	157,355
MediciNova, Inc. *	71,506	120,130
Medpace Holdings, Inc. *	11,860	3,726,649
MEI Pharma, Inc.	4,822	14,948
Merck & Co., Inc.	1,170,307	119,745,812
Merrimack Pharmaceuticals, Inc. *(c)	5,681	170
Mersana Therapeutics, Inc. *	44,571	80,674
Mesa Laboratories, Inc.	2,222	253,397
Mettler-Toledo International, Inc. *	9,790	12,646,232
MiMedx Group, Inc. *	51,298	351,391
Mind Medicine MindMed, Inc. *	34,045	214,483
Mineralys Therapeutics, Inc. *	13,309	178,074
Mirum Pharmaceuticals, Inc. *	17,908	688,742
Moderna, Inc. *	157,563	8,565,125
Monte Rosa Therapeutics, Inc. *	13,679	116,272
Myriad Genetics, Inc. *	41,186	904,445
Natera, Inc. *	57,329	6,934,516
Nautilus Biotechnology, Inc. *	22,256	57,866
Nektar Therapeutics, Class A *	99,411	118,299
Neumora Therapeutics, Inc. *	44,832	513,326
Neurocrine Biosciences, Inc. *	46,851	5,634,770
Neurogene, Inc. *	5,239	230,568
NextCure, Inc. *	10,000	13,250
Nkarta, Inc. *	20,319	62,583
Novavax, Inc. *	80,744	775,950
Nurix Therapeutics, Inc. *	27,751	682,120
Nuvalent, Inc., Class A *	17,180	1,520,258
Nuvation Bio, Inc. *	71,002	156,914
Nuvectis Pharma, Inc. *(a)	2,330	17,405
Ocugen, Inc. *(a)	170,254	155,101
Ocular Therapeutix, Inc. *	63,512	668,781
Olema Pharmaceuticals, Inc. *	26,228	302,409
Omeros Corp., Class B *(a)	26,846	108,458
OmniAb, Inc. *	48,133	196,864
Optinose, Inc. *	36,174	24,960
SECURITY	NUMBER OF SHARES	VALUE ($)
Organogenesis Holdings, Inc., Class A *	29,326	81,233
Organon & Co.	121,943	2,290,090
ORIC Pharmaceuticals, Inc. *	16,653	156,205
Oruka Therapeutics, Inc.	1,248	34,944
Outlook Therapeutics, Inc. *	15,430	88,877
Ovid therapeutics, Inc. *	26,321	29,743
Pacific Biosciences of California, Inc. *(a)	60,000	130,200
Pacira BioSciences, Inc. *	23,777	394,698
PDS Biotechnology Corp. *(a)	13,278	42,357
PepGen, Inc. *	8,314	55,039
Perrigo Co. PLC	61,521	1,576,783
Personalis, Inc. *	22,941	115,852
Perspective Therapeutics, Inc. *	23,469	277,169
Pfizer, Inc.	2,613,832	73,971,446
Phathom Pharmaceuticals, Inc. *(a)	14,962	256,598
Phibro Animal Health Corp., Class A	8,185	189,237
Pliant Therapeutics, Inc. *	25,045	352,383
Poseida Therapeutics, Inc., Class A *	31,911	75,629
Praxis Precision Medicines, Inc. *	7,468	522,685
Precigen, Inc. *	67,713	53,371
Prelude Therapeutics, Inc. *	7,515	9,018
Prestige Consumer Healthcare, Inc. *	23,185	1,709,894
Prime Medicine, Inc. *(a)	33,688	130,709
ProKidney Corp. *	17,259	27,614
ProPhase Labs, Inc. *	5,896	13,502
Protagonist Therapeutics, Inc. *	28,025	1,284,666
Prothena Corp. PLC *	17,365	295,205
PTC Therapeutics, Inc. *	35,678	1,424,266
Puma Biotechnology, Inc. *	19,453	55,441
Pyxis Oncology, Inc. *	14,524	51,705
Q32 Bio, Inc. *	1,220	57,621
Quanterix Corp. *	14,993	198,132
Rapport Therapeutics, Inc. *(a)	4,000	98,120
Recursion Pharmaceuticals, Inc., Class A *(a)	100,905	637,720
Regeneron Pharmaceuticals, Inc. *	48,982	41,056,712
REGENXBIO, Inc. *	18,906	162,403
Regulus Therapeutics, Inc. *	30,113	43,965
Relay Therapeutics, Inc. *	58,318	328,622
Relmada Therapeutics, Inc. *	12,505	43,517
Renovaro, Inc. *	84,399	44,909
RenovoRx, Inc. *	49,232	50,217
Repligen Corp. *	23,841	3,201,131
Replimune Group, Inc. *	24,096	283,369
Revance Therapeutics, Inc. *	48,041	283,442
REVOLUTION Medicines, Inc. *	73,315	3,922,352
Revvity, Inc.	56,727	6,727,255
Rezolute, Inc. *	13,757	75,388
Rhythm Pharmaceuticals, Inc. *	24,011	1,146,045
Rigel Pharmaceuticals, Inc. *	6,561	89,426
Rocket Pharmaceuticals, Inc. *	31,234	520,046
Roivant Sciences Ltd. *	207,765	2,399,686
Royalty Pharma PLC, Class A	176,548	4,766,796
Sage Therapeutics, Inc. *	24,082	146,419
Sana Biotechnology, Inc. *	52,599	184,096
Sangamo Therapeutics, Inc. *	80,106	136,180
Sarepta Therapeutics, Inc. *	44,123	5,559,498
Savara, Inc. *	40,048	145,574
Scholar Rock Holding Corp. *	32,893	935,477
Scilex Holding Co. *(c)	30,357	21,864
scPharmaceuticals, Inc. *	7,807	32,399
Seer, Inc., Class A *	17,867	33,947
SELLAS Life Sciences Group, Inc. *	16,238	19,161
Sera Prognostics, Inc., Class A *	12,000	92,280
Seres Therapeutics, Inc. *	83,698	68,616
Shattuck Labs, Inc. *	20,881	26,310
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SIGA Technologies, Inc.	17,097	123,440
Skye Bioscience, Inc. *(a)	11,064	57,975
Soleno Therapeutics, Inc. *	10,495	577,855
Solid Biosciences, Inc. *	10,276	56,724
Sotera Health Co. *	69,426	1,087,905
Spero Therapeutics, Inc. *	28,565	35,135
SpringWorks Therapeutics, Inc. *	37,343	1,125,145
Spyre Therapeutics, Inc. *	21,910	712,732
Standard BioTools, Inc. *	133,584	261,825
Stoke Therapeutics, Inc. *	16,208	200,331
Summit Therapeutics, Inc. *	61,715	1,147,282
Supernus Pharmaceuticals, Inc. *	24,988	851,341
Sutro Biopharma, Inc. *	52,094	169,306
Syndax Pharmaceuticals, Inc. *	36,496	688,315
Tango Therapeutics, Inc. *	31,079	168,914
Tarsus Pharmaceuticals, Inc. *	14,660	652,223
Taysha Gene Therapies, Inc. *	51,462	86,971
Tectonic Therapeutic, Inc. *	4,711	193,292
Tenaya Therapeutics, Inc. *	22,396	43,000
Terns Pharmaceuticals, Inc. *	16,643	114,171
TG Therapeutics, Inc. *	61,928	1,551,916
TherapeuticsMD, Inc. *	7,060	10,943
Theravance Biopharma, Inc. *	21,449	176,740
Thermo Fisher Scientific, Inc.	176,111	96,212,962
Third Harmonic Bio, Inc. *	5,232	72,149
Tourmaline Bio, Inc. *	6,869	175,297
Travere Therapeutics, Inc. *	29,285	512,487
Trevi Therapeutics, Inc. *	12,557	36,980
TScan Therapeutics, Inc. *	22,104	100,352
Twist Bioscience Corp. *	26,306	1,061,710
Tyra Biosciences, Inc. *	9,880	164,798
Ultragenyx Pharmaceutical, Inc. *	41,508	2,116,493
uniQure NV *	23,627	135,146
United Therapeutics Corp. *	20,394	7,626,744
Vanda Pharmaceuticals, Inc. *	24,287	112,935
Vaxart, Inc. *	153,547	117,510
Vaxcyte, Inc. *	51,857	5,514,992
Ventyx Biosciences, Inc. *	30,926	66,800
Vera Therapeutics, Inc., Class A *	26,354	1,064,175
Veracyte, Inc. *	34,001	1,147,194
Verastem, Inc. *	11,159	41,958
Vericel Corp. *	22,544	992,838
Verrica Pharmaceuticals, Inc. *(a)	7,637	10,692
Vertex Pharmaceuticals, Inc. *	119,094	56,686,362
Verve Therapeutics, Inc. *	28,192	161,540
Viatris, Inc.	550,917	6,390,637
Vigil Neuroscience, Inc. *	5,235	19,788
Viking Therapeutics, Inc. *	50,472	3,661,239
Vir Biotechnology, Inc. *	41,660	312,033
Viridian Therapeutics, Inc. *	26,670	575,272
Vistagen Therapeutics, Inc. *	23,302	71,770
Vor BioPharma, Inc. *	17,792	14,942
Voyager Therapeutics, Inc. *	25,228	172,307
Waters Corp. *	27,486	8,881,001
WaVe Life Sciences Ltd. *	47,986	657,888
Werewolf Therapeutics, Inc. *	6,982	17,839
West Pharmaceutical Services, Inc.	33,360	10,272,545
X4 Pharmaceuticals, Inc. *	42,386	21,201
XBiotech, Inc. *	10,477	76,063
Xencor, Inc. *	28,352	595,676
Xeris Biopharma Holdings, Inc. *	60,840	195,905
XOMA Royalty Corp. *	2,843	85,859
Y-mAbs Therapeutics, Inc. *	14,556	211,208
Zentalis Pharmaceuticals, Inc. *	41,861	114,281
Zevra Therapeutics, Inc. *	22,339	182,063
Zoetis, Inc.	208,895	37,346,248
SECURITY	NUMBER OF SHARES	VALUE ($)
Zura Bio Ltd., Class A *	5,513	24,257
		1,708,074,352

Real Estate Management & Development 0.2%
AMREP Corp. *	2,361	71,798
Anywhere Real Estate, Inc. *	50,250	193,965
CBRE Group, Inc., Class A *	138,794	18,177,850
Compass, Inc., Class A *	209,485	1,330,230
CoStar Group, Inc. *	189,789	13,814,741
Cushman & Wakefield PLC *	111,185	1,506,557
Douglas Elliman, Inc. *	40,000	80,400
eXp World Holdings, Inc.	38,506	512,900
Forestar Group, Inc. *	9,724	306,987
FRP Holdings, Inc. *	5,956	172,724
Howard Hughes Holdings, Inc. *	14,474	1,100,603
InterGroup Corp. *	1,138	16,364
Jones Lang LaSalle, Inc. *	21,719	5,884,980
Kennedy-Wilson Holdings, Inc.	52,161	557,601
Marcus & Millichap, Inc.	11,056	418,359
Maui Land & Pineapple Co., Inc. *	3,498	76,921
Newmark Group, Inc., Class A	65,820	986,642
Offerpad Solutions, Inc. *	8,794	26,470
Opendoor Technologies, Inc. *	273,558	478,727
RE/MAX Holdings, Inc., Class A *	6,967	85,276
Redfin Corp. *	61,840	641,281
RMR Group, Inc., Class A	6,145	147,910
Seaport Entertainment Group, Inc. *	1,608	43,657
St. Joe Co.	18,058	933,599
Star Holdings *	6,000	76,440
Stratus Properties, Inc. *	3,398	75,741
Tejon Ranch Co. *	11,108	176,728
Zillow Group, Inc., Class C *	94,777	5,695,150
		53,590,601

Semiconductors & Semiconductor Equipment 10.3%
ACM Research, Inc., Class A *	22,189	417,042
Advanced Micro Devices, Inc. *	746,720	107,579,950
Aehr Test Systems *(a)	11,116	156,513
Allegro MicroSystems, Inc. *	75,374	1,570,794
Alpha & Omega Semiconductor Ltd. *	9,994	330,202
Ambarella, Inc. *	18,585	1,044,291
Amkor Technology, Inc.	53,364	1,358,114
Amtech Systems, Inc. *	6,347	35,289
Analog Devices, Inc.	228,682	51,021,241
Applied Materials, Inc.	382,046	69,371,913
Astera Labs, Inc. *	10,169	713,457
Atomera, Inc. *	12,488	51,950
Axcelis Technologies, Inc. *	14,904	1,271,460
AXT, Inc. *	15,887	40,909
Broadcom, Inc.	2,148,159	364,692,954
CEVA, Inc. *	10,247	239,114
Cirrus Logic, Inc. *	24,858	2,729,906
Cohu, Inc. *	20,047	499,571
Credo Technology Group Holding Ltd. *	66,459	2,505,504
Diodes, Inc. *	20,897	1,222,057
Enphase Energy, Inc. *	62,834	5,217,735
Entegris, Inc.	69,530	7,280,486
Everspin Technologies, Inc. *	8,698	53,754
First Solar, Inc. *	49,515	9,629,677
FormFactor, Inc. *	35,591	1,351,746
GCT Semiconductor Holding, Inc. *	24,775	57,230
GSI Technology, Inc. *	8,052	25,605
Ichor Holdings Ltd. *	16,163	440,603
Impinj, Inc. *	10,626	2,018,834
indie Semiconductor, Inc., Class A *	89,545	296,394
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Intel Corp.	1,970,771	42,410,992
inTEST Corp. *	4,591	32,918
KLA Corp.	61,954	41,275,613
Kulicke & Soffa Industries, Inc.	25,768	1,155,953
Lam Research Corp.	601,860	44,748,291
Lattice Semiconductor Corp. *	63,876	3,235,958
MACOM Technology Solutions Holdings, Inc. *	26,891	3,022,548
Marvell Technology, Inc.	398,524	31,925,758
MaxLinear, Inc. *	36,453	472,795
Microchip Technology, Inc.	248,406	18,225,548
Micron Technology, Inc.	511,065	50,927,627
MKS Instruments, Inc.	31,134	3,092,540
Monolithic Power Systems, Inc.	22,576	17,141,957
Navitas Semiconductor Corp., Class A *	53,865	133,047
NVE Corp.	3,335	251,359
NVIDIA Corp.	11,351,935	1,507,082,891
NXP Semiconductors NV	117,681	27,596,195
ON Semiconductor Corp. *	196,833	13,874,758
Onto Innovation, Inc. *	22,995	4,560,598
PDF Solutions, Inc. *	12,456	352,754
Penguin Solutions, Inc. *	26,108	392,925
Photronics, Inc. *	31,345	714,666
Power Integrations, Inc.	27,802	1,680,075
Qorvo, Inc. *	43,996	3,135,155
QUALCOMM, Inc.	513,445	83,573,443
QuickLogic Corp. *(a)	7,578	56,229
Rambus, Inc. *	50,344	2,407,450
Semtech Corp. *	35,504	1,568,922
Silicon Laboratories, Inc. *	14,608	1,517,187
SiTime Corp. *	9,068	1,532,583
SkyWater Technology, Inc. *	12,405	121,693
Skyworks Solutions, Inc.	73,861	6,468,746
SolarEdge Technologies, Inc. *	25,000	426,500
Synaptics, Inc. *	17,731	1,217,588
Teradyne, Inc.	75,323	8,000,056
Texas Instruments, Inc.	421,178	85,566,523
Ultra Clean Holdings, Inc. *	21,314	712,953
Universal Display Corp.	20,619	3,718,018
Veeco Instruments, Inc. *	24,931	717,514
Wolfspeed, Inc. *	55,000	732,050
		2,649,004,671

Software & Services 11.1%
A10 Networks, Inc.	35,602	521,569
Accenture PLC, Class A	288,963	99,640,222
ACI Worldwide, Inc. *	47,379	2,331,047
Adeia, Inc.	46,966	583,787
Adobe, Inc. *	204,553	97,792,698
Agilysys, Inc. *	10,163	1,016,707
Airship AI Holdings, Inc., Class A *(a)	8,888	16,887
Akamai Technologies, Inc. *	69,848	7,060,236
Alarm.com Holdings, Inc. *	22,683	1,209,684
Alkami Technology, Inc. *	28,240	1,033,866
Altair Engineering, Inc., Class A *	26,529	2,758,751
Amplitude, Inc., Class A *	38,091	342,438
ANSYS, Inc. *	40,341	12,925,660
Appfolio, Inc., Class A *	10,707	2,225,664
Appian Corp., Class A *	17,792	636,064
Applied Digital Corp. *(a)	59,002	398,854
AppLovin Corp., Class A *	98,352	16,659,845
Arteris, Inc. *	9,920	67,555
Asana, Inc., Class A *	35,000	417,900
ASGN, Inc. *	21,209	1,953,349
Aspen Technology, Inc. *	12,262	2,878,259
Atlassian Corp., Class A *	73,152	13,792,078
SECURITY	NUMBER OF SHARES	VALUE ($)
AudioEye, Inc. *	4,308	91,760
Aurora Innovation, Inc. *	467,337	2,427,816
Autodesk, Inc. *	99,391	28,207,166
AvePoint, Inc. *	39,999	485,588
Backblaze, Inc., Class A *	18,678	134,855
Bentley Systems, Inc., Class B	72,575	3,502,470
BigBear.ai Holdings, Inc. *(a)	49,665	78,967
BigCommerce Holdings, Inc. *	30,500	159,820
Bill Holdings, Inc. *	46,070	2,688,645
Blackbaud, Inc. *	18,090	1,365,976
BlackLine, Inc. *	23,896	1,323,122
Blend Labs, Inc., Class A *	109,476	397,398
Box, Inc., Class A *	65,647	2,084,949
Braze, Inc., Class A *	27,590	867,981
Brightcove, Inc. *	15,409	33,283
C3.ai, Inc., Class A *	50,350	1,240,121
Cadence Design Systems, Inc. *	126,237	34,856,560
CCC Intelligent Solutions Holdings, Inc. *	195,975	2,040,100
Cerence, Inc. *	24,000	73,080
Cipher Mining, Inc. *	115,715	570,475
Cleanspark, Inc. *	119,128	1,263,948
Clear Secure, Inc., Class A	40,011	1,471,605
Clearwater Analytics Holdings, Inc., Class A *	72,472	1,892,244
Cloudflare, Inc., Class A *	139,664	12,249,929
Cognizant Technology Solutions Corp., Class A	228,981	17,079,693
CommVault Systems, Inc. *	20,147	3,146,760
Confluent, Inc., Class A *	112,902	2,954,645
Consensus Cloud Solutions, Inc. *	8,336	184,892
Core Scientific, Inc. *	122,053	1,622,084
CoreCard Corp. *	2,218	33,314
Couchbase, Inc. *	15,315	246,112
Crowdstrike Holdings, Inc., Class A *	106,665	31,665,639
CS Disco, Inc. *	11,500	67,620
CSP, Inc.	5,818	72,550
Daily Journal Corp. *	412	199,820
Datadog, Inc., Class A *	143,296	17,975,050
Dave, Inc. *	5,855	225,769
Digimarc Corp. *	5,752	178,197
Digital Turbine, Inc. *	62,036	198,515
DigitalOcean Holdings, Inc. *	30,236	1,196,741
DocuSign, Inc., Class A *	94,991	6,590,476
Dolby Laboratories, Inc., Class A	27,945	2,037,191
Domo, Inc., Class B *	14,774	117,453
DoubleVerify Holdings, Inc. *	63,042	1,074,866
Dropbox, Inc., Class A *	110,710	2,861,854
D-Wave Quantum, Inc. *	103,310	109,509
DXC Technology Co. *	83,184	1,652,034
Dynatrace, Inc. *	137,992	7,423,970
E2open Parent Holdings, Inc. *	113,579	332,786
eGain Corp. *	7,634	37,559
Elastic NV *	39,560	3,173,899
Enfusion, Inc., Class A *	18,455	164,434
Envestnet, Inc. *	23,500	1,475,330
EPAM Systems, Inc. *	26,392	4,978,851
EverCommerce, Inc. *	12,868	135,371
Expensify, Inc., Class A *	35,000	66,150
Fair Isaac Corp. *	11,304	22,530,115
Fastly, Inc., Class A *	57,803	417,916
Five9, Inc. *	33,968	1,003,075
Fortinet, Inc. *	293,264	23,068,146
Freshworks, Inc., Class A *	87,065	1,018,661
Gartner, Inc. *	35,572	17,874,930
Gen Digital, Inc.	248,992	7,248,157
Gitlab, Inc., Class A *	54,318	2,919,593
GoDaddy, Inc., Class A *	64,973	10,837,496
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Grid Dynamics Holdings, Inc. *	23,721	377,638
Guidewire Software, Inc. *	37,858	7,051,431
Hackett Group, Inc.	9,720	236,390
HashiCorp, Inc., Class A *	72,784	2,464,466
HubSpot, Inc. *	23,640	13,115,236
Hut 8 Corp. *(a)	43,655	689,312
iLearningEngines Holdings, Inc. *(a)	30,225	45,338
Informatica, Inc., Class A *	33,300	909,090
Information Services Group, Inc.	16,112	49,464
Instructure Holdings, Inc. *	7,509	176,762
Intapp, Inc. *	24,069	1,207,542
Intellicheck, Inc. *	12,962	33,053
InterDigital, Inc.	11,325	1,703,733
International Business Machines Corp.	424,739	87,802,046
Intuit, Inc.	129,117	78,800,105
Issuer Direct Corp. *	1,318	12,811
Jamf Holding Corp. *	24,817	412,955
Kaltura, Inc. *	33,164	42,118
Klaviyo, Inc., Class A *	35,452	1,348,240
Kyndryl Holdings, Inc. *	104,768	2,398,140
LivePerson, Inc. *	34,901	41,183
LiveRamp Holdings, Inc. *	30,335	759,285
Logility Supply Chain Solutions, Inc., Class A	13,798	145,569
Manhattan Associates, Inc. *	28,525	7,512,344
MARA Holdings, Inc. *	138,176	2,317,212
Matterport, Inc. *	145,059	661,469
Meridianlink, Inc. *	8,842	194,170
Microsoft Corp.	3,430,042	1,393,797,567
MicroStrategy, Inc., Class A *	81,450	19,914,525
Mitek Systems, Inc. *	18,641	160,126
MongoDB, Inc., Class A *	33,733	9,121,403
N-able, Inc. *	29,867	365,273
nCino, Inc. *	45,500	1,697,150
NCR Voyix Corp. *	66,187	847,855
NextNav, Inc. *	23,511	273,198
Nutanix, Inc., Class A *	112,285	6,972,898
Okta, Inc. *	74,257	5,338,336
Olo, Inc., Class A *	44,208	221,482
ON24, Inc. *	17,135	103,667
OneSpan, Inc. *	14,940	249,199
Onestream, Inc. *	15,109	446,018
Ooma, Inc. *	9,711	116,144
Oracle Corp.	737,502	123,782,336
PagerDuty, Inc. *	46,858	846,255
Palantir Technologies, Inc., Class A *	929,027	38,610,362
Palo Alto Networks, Inc. *	149,443	53,848,796
Pegasystems, Inc.	19,925	1,582,842
Porch Group, Inc. *	33,000	71,610
Procore Technologies, Inc. *	50,538	3,317,820
Progress Software Corp.	20,511	1,314,550
PROS Holdings, Inc. *	18,413	364,577
PTC, Inc. *	55,475	10,281,182
Q2 Holdings, Inc. *	28,358	2,400,788
Qualys, Inc. *	17,368	2,070,960
QXO, Inc.	113,000	1,719,860
Rackspace Technology, Inc. *	28,860	68,831
Rapid7, Inc. *	27,867	1,126,384
Red Violet, Inc. *	5,306	159,604
Rekor Systems, Inc. *	22,007	23,107
ReposiTrak, Inc.	6,299	121,256
Research Solutions, Inc. *	18,069	47,521
Rimini Street, Inc. *	21,843	38,662
RingCentral, Inc., Class A *	37,195	1,339,392
Riot Platforms, Inc. *	134,469	1,242,494
Roper Technologies, Inc.	49,525	26,631,078
Rubrik, Inc., Class A *	27,672	1,141,747
SECURITY	NUMBER OF SHARES	VALUE ($)
Salesforce, Inc.	446,983	130,237,437
Samsara, Inc., Class A *	95,014	4,540,719
SecureWorks Corp., Class A *	5,067	42,411
SEMrush Holdings, Inc., Class A *	17,212	225,649
SentinelOne, Inc., Class A *	132,561	3,418,748
ServiceNow, Inc. *	95,031	88,662,973
Smartsheet, Inc., Class A *	64,475	3,637,679
Snowflake, Inc., Class A *	154,126	17,696,747
SolarWinds Corp.	20,785	271,868
SoundHound AI, Inc., Class A *(a)	142,088	714,703
SoundThinking, Inc. *	3,910	41,407
Sprinklr, Inc., Class A *	57,049	423,874
Sprout Social, Inc., Class A *	22,530	596,820
SPS Commerce, Inc. *	16,727	2,759,955
SRAX, Inc. *(c)	9,789	27
Synopsys, Inc. *	70,642	36,282,438
Telos Corp. *	25,409	89,186
Tenable Holdings, Inc. *	54,062	2,141,396
Teradata Corp. *	44,613	1,437,877
Terawulf, Inc. *	152,220	992,474
Thoughtworks Holding, Inc. *	49,108	218,040
Tucows, Inc., Class A *	4,136	76,599
Twilio, Inc., Class A *	74,902	6,040,846
Tyler Technologies, Inc. *	19,666	11,909,533
UiPath, Inc., Class A *	211,509	2,614,251
Unisys Corp. *	28,890	199,630
Unity Software, Inc. *	134,726	2,705,298
Upland Software, Inc. *	22,775	49,194
Varonis Systems, Inc., Class B *	52,574	2,648,152
Verint Systems, Inc. *	27,662	589,201
VeriSign, Inc. *	38,783	6,858,386
Vertex, Inc., Class A *	24,634	1,022,557
Viant Technology, Inc., Class A *	10,390	121,251
Weave Communications, Inc. *	12,631	177,087
WM Technology, Inc. *	40,927	31,723
Workday, Inc., Class A *	97,794	22,869,127
Workiva, Inc., Class A *	23,701	1,890,392
Xperi, Inc. *	20,285	185,202
Yext, Inc. *	46,726	338,296
Zeta Global Holdings Corp., Class A *	93,322	2,583,153
Zoom Video Communications, Inc., Class A *	121,846	9,106,770
Zscaler, Inc. *	43,629	7,887,687
Zuora, Inc., Class A *	61,121	605,098
		2,859,194,019

Technology Hardware & Equipment 8.1%
908 Devices, Inc. *	20,374	63,873
ADTRAN Holdings, Inc. *	33,081	200,967
Advanced Energy Industries, Inc.	17,189	1,865,522
Aeva Technologies, Inc. *	12,000	44,160
Airgain, Inc. *	7,096	65,780
Amphenol Corp., Class A	555,185	37,208,499
Apple, Inc.	7,016,122	1,585,012,121
Applied Optoelectronics, Inc. *	18,315	286,080
Arista Networks, Inc. *	118,882	45,940,760
Arlo Technologies, Inc. *	48,708	494,873
Arrow Electronics, Inc. *	24,411	2,896,853
AstroNova, Inc. *	4,083	51,691
Aviat Networks, Inc. *	4,936	100,941
Avnet, Inc.	41,153	2,230,904
Badger Meter, Inc.	13,674	2,735,484
Bel Fuse, Inc., Class B	5,365	404,628
Belden, Inc.	19,416	2,210,900
Benchmark Electronics, Inc.	17,566	760,608
Calix, Inc. *	27,533	974,118
CDW Corp.	61,467	11,569,933
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ciena Corp. *	66,154	4,201,441
Cisco Systems, Inc.	1,857,630	101,742,395
Clearfield, Inc. *	5,453	195,926
Climb Global Solutions, Inc.	1,603	164,131
Cognex Corp.	78,831	3,171,371
Coherent Corp. *	71,012	6,564,349
CommScope Holding Co., Inc. *	94,667	637,109
CompoSecure, Inc., Class A (a)	10,189	153,956
Corning, Inc.	357,175	16,997,958
Corsair Gaming, Inc. *	26,615	170,735
CPI Card Group, Inc. *	1,805	38,808
Crane NXT Co.	22,746	1,234,425
CTS Corp.	13,417	664,007
Daktronics, Inc. *	23,711	308,954
Dell Technologies, Inc., Class C	132,613	16,394,945
Diebold Nixdorf, Inc. *	17,287	800,042
Digi International, Inc. *	17,947	519,925
Eastman Kodak Co. *	29,007	136,913
ePlus, Inc. *	12,538	1,115,255
Evolv Technologies Holdings, Inc. *	65,781	141,429
Extreme Networks, Inc. *	61,060	911,626
F5, Inc. *	27,138	6,347,035
Fabrinet *	16,684	4,020,344
FARO Technologies, Inc. *	8,279	145,214
Flex Ltd. *	183,059	6,346,656
Frequency Electronics, Inc.	4,719	59,554
Genasys, Inc. *	20,918	77,815
Harmonic, Inc. *	56,948	631,553
Hewlett Packard Enterprise Co.	598,831	11,671,216
HP, Inc.	449,647	15,971,461
Identiv, Inc. *	8,288	29,340
Immersion Corp.	13,101	110,441
Infinera Corp. *	103,973	698,699
Inseego Corp. *	4,205	70,812
Insight Enterprises, Inc. *	12,752	2,230,580
Intevac, Inc. *	11,887	39,584
IonQ, Inc. *(a)	90,366	1,358,201
IPG Photonics Corp. *	13,349	1,080,735
Iteris, Inc. *	21,639	155,584
Itron, Inc. *	20,969	2,343,495
Jabil, Inc.	52,508	6,463,210
Juniper Networks, Inc.	150,961	5,872,383
Key Tronic Corp. *	4,943	29,658
Keysight Technologies, Inc. *	80,782	12,037,326
Kimball Electronics, Inc. *	10,963	195,032
Knowles Corp. *	40,205	696,351
KVH Industries, Inc. *	5,414	25,067
Lantronix, Inc. *	11,128	43,510
LightPath Technologies, Inc., Class A *	24,173	38,435
Lightwave Logic, Inc. *(a)	55,237	173,997
Littelfuse, Inc.	11,551	2,825,721
Lumentum Holdings, Inc. *	32,261	2,060,510
Luna Innovations, Inc. *	15,596	24,174
Methode Electronics, Inc.	15,172	132,300
MicroVision, Inc. *(a)	76,762	77,530
Mirion Technologies, Inc., Class A *	82,287	1,217,848
Motorola Solutions, Inc.	76,863	34,538,389
M-Tron Industries, Inc. *	2,643	133,154
Napco Security Technologies, Inc.	18,552	713,881
Neonode, Inc. *(a)	4,440	32,323
NetApp, Inc.	94,356	10,880,190
NETGEAR, Inc. *	13,065	286,385
NetScout Systems, Inc. *	32,036	673,717
nLight, Inc. *	20,404	254,642
Novanta, Inc. *	16,893	2,875,864
One Stop Systems, Inc. *	12,911	29,695
OSI Systems, Inc. *	7,329	968,967
Ouster, Inc. *	21,483	142,432
SECURITY	NUMBER OF SHARES	VALUE ($)
PAR Technology Corp. *	16,480	972,155
PC Connection, Inc.	5,698	362,678
Plexus Corp. *	12,143	1,749,806
Powerfleet, Inc. NJ *	44,255	222,603
Pure Storage, Inc., Class A *	142,547	7,134,477
Red Cat Holdings, Inc. *(a)	18,398	56,298
Research Frontiers, Inc. *	21,870	48,114
RF Industries Ltd. *	7,044	29,162
Ribbon Communications, Inc. *	38,255	136,188
Richardson Electronics Ltd.	5,554	76,312
Rogers Corp. *	8,205	822,797
Sanmina Corp. *	26,460	1,854,846
ScanSource, Inc. *	10,228	433,770
Seagate Technology Holdings PLC	97,050	9,740,909
SmartRent, Inc. *	88,649	149,817
Super Micro Computer, Inc. *	233,909	6,809,091
TD SYNNEX Corp.	34,549	3,985,227
TE Connectivity PLC	140,123	20,656,933
Teledyne Technologies, Inc. *	21,377	9,733,376
TransAct Technologies, Inc. *	3,397	14,573
Trimble, Inc. *	111,903	6,770,132
TTM Technologies, Inc. *	50,171	1,125,837
Turtle Beach Corp. *	12,904	206,077
Ubiquiti, Inc.	1,828	485,681
Viasat, Inc. *	39,177	376,099
Viavi Solutions, Inc. *	109,669	1,011,148
Vishay Intertechnology, Inc.	52,318	887,313
Vishay Precision Group, Inc. *	5,394	125,195
Vontier Corp.	73,249	2,716,073
Western Digital Corp. *	151,158	9,872,129
Wrap Technologies, Inc. *(a)	21,515	38,297
Xerox Holdings Corp.	54,423	444,636
Zebra Technologies Corp., Class A *	23,915	9,134,813
		2,086,397,967

Telecommunication Services 0.9%
Anterix, Inc. *	8,567	278,256
AST SpaceMobile, Inc., Class A *	62,489	1,487,863
AT&T, Inc.	3,311,031	74,630,639
ATN International, Inc.	5,256	110,166
Bandwidth, Inc., Class A *	15,306	298,467
Cogent Communications Holdings, Inc.	18,826	1,511,163
Consolidated Communications Holdings, Inc. *	28,849	133,715
Frontier Communications Parent, Inc. *	100,874	3,604,228
GCI Liberty, Inc. *(c)	35,715	0
Globalstar, Inc. *	393,479	413,153
Gogo, Inc. *	27,853	182,437
IDT Corp., Class B	8,928	418,991
Iridium Communications, Inc.	55,821	1,637,230
Liberty Global Ltd., Class C *	151,474	3,123,394
Liberty Latin America Ltd., Class C *	78,742	762,223
Lumen Technologies, Inc. *	466,865	2,983,267
NII Holdings, Inc. Escrow *(c)	28,127	16,876
Shenandoah Telecommunications Co.	21,835	302,196
Spok Holdings, Inc.	9,849	153,349
Telephone & Data Systems, Inc.	46,178	1,373,796
T-Mobile U.S., Inc.	226,302	50,501,554
U.S. Cellular Corp. *	5,896	363,783
Verizon Communications, Inc.	1,943,397	81,875,316
		226,162,062

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Transportation 1.6%
Air Transport Services Group, Inc. *	23,833	410,881
Alaska Air Group, Inc. *	57,126	2,736,907
Allegiant Travel Co.	6,715	436,542
American Airlines Group, Inc. *	309,647	4,149,270
ArcBest Corp.	11,604	1,208,905
Avis Budget Group, Inc.	8,421	698,943
Blade Air Mobility, Inc. *	26,008	93,499
CH Robinson Worldwide, Inc.	53,696	5,532,836
Covenant Logistics Group, Inc., Class A	3,394	171,736
CSX Corp.	893,632	30,061,780
Delta Air Lines, Inc.	294,614	16,857,813
Expeditors International of Washington, Inc.	64,669	7,695,611
FedEx Corp.	103,998	28,479,852
Forward Air Corp.	10,889	384,708
Frontier Group Holdings, Inc. *	55,371	336,656
FTAI Infrastructure, Inc.	43,117	347,954
Genco Shipping & Trading Ltd.	21,083	331,846
GXO Logistics, Inc. *	55,079	3,294,275
Heartland Express, Inc.	26,008	281,016
Hertz Global Holdings, Inc. *	40,444	112,434
Hub Group, Inc., Class A	27,438	1,190,535
JB Hunt Transport Services, Inc.	37,957	6,855,793
JetBlue Airways Corp. *	137,556	784,069
Joby Aviation, Inc. *(a)	219,508	1,053,638
Kirby Corp. *	26,767	3,071,781
Knight-Swift Transportation Holdings, Inc.	75,207	3,916,781
Landstar System, Inc.	16,207	2,848,704
Lyft, Inc., Class A *	165,717	2,149,349
Marten Transport Ltd.	24,450	378,486
Matson, Inc.	15,194	2,353,399
Mesa Air Group, Inc. *	12,880	11,798
Norfolk Southern Corp.	103,976	26,038,710
Old Dominion Freight Line, Inc.	87,375	17,590,335
PAM Transportation Services, Inc. *	3,071	47,539
Pangaea Logistics Solutions Ltd.	13,298	85,373
Proficient Auto Logistics, Inc. *	9,150	74,939
Radiant Logistics, Inc. *	16,850	112,053
RXO, Inc. *	63,186	1,781,213
Ryder System, Inc.	19,907	2,911,996
Saia, Inc. *	12,408	6,062,673
Schneider National, Inc., Class B	23,306	659,094
SkyWest, Inc. *	19,023	1,810,990
Southwest Airlines Co.	277,205	8,476,929
Spirit Airlines, Inc. (a)	50,365	120,876
Sun Country Airlines Holdings, Inc. *	20,591	289,304
Uber Technologies, Inc. *	968,304	69,766,303
U-Haul Holding Co., Non Voting Shares	51,377	3,506,994
Union Pacific Corp.	281,007	65,213,295
United Airlines Holdings, Inc. *	152,553	11,938,798
United Parcel Service, Inc., Class B	338,641	45,398,212
Universal Logistics Holdings, Inc.	3,300	138,732
Werner Enterprises, Inc.	27,633	1,019,381
Wheels Up Experience, Inc. *(a)	85,298	174,008
XPO, Inc. *	54,154	7,068,722
		398,524,266

Utilities 2.4%
AES Corp.	326,393	5,382,221
ALLETE, Inc.	26,534	1,695,788
Alliant Energy Corp.	118,380	7,102,800
Altus Power, Inc., Class A *	33,848	116,437
SECURITY	NUMBER OF SHARES	VALUE ($)
Ameren Corp.	122,479	10,669,146
American Electric Power Co., Inc.	245,995	24,292,006
American States Water Co.	16,953	1,397,944
American Water Works Co., Inc.	90,660	12,521,053
Artesian Resources Corp., Class A	5,123	171,672
Atmos Energy Corp.	71,788	9,962,739
Avangrid, Inc.	33,121	1,182,751
Avista Corp.	35,541	1,332,077
Black Hills Corp.	32,157	1,903,373
Cadiz, Inc. *	22,878	69,549
California Water Service Group	26,419	1,372,731
CenterPoint Energy, Inc.	301,935	8,916,141
Chesapeake Utilities Corp.	10,366	1,241,743
Clearway Energy, Inc., Class C	52,183	1,480,953
CMS Energy Corp.	138,353	9,630,752
Consolidated Edison, Inc.	160,312	16,300,524
Consolidated Water Co. Ltd.	7,055	167,627
Constellation Energy Corp.	144,228	37,926,195
Dominion Energy, Inc.	386,507	23,008,762
DTE Energy Co.	95,325	11,841,271
Duke Energy Corp.	356,695	41,116,233
Edison International	178,159	14,680,302
Entergy Corp.	98,527	15,250,009
Essential Utilities, Inc.	117,070	4,518,902
Evergy, Inc.	106,565	6,440,789
Eversource Energy	165,945	10,927,478
Exelon Corp.	460,482	18,096,943
FirstEnergy Corp.	235,051	9,832,183
Genie Energy Ltd., Class B	9,550	150,126
Global Water Resources, Inc.	4,694	58,628
Hawaiian Electric Industries, Inc. *	75,641	776,833
IDACORP, Inc.	25,260	2,613,905
MGE Energy, Inc.	17,135	1,550,546
Middlesex Water Co.	7,892	482,911
Montauk Renewables, Inc. *	25,936	143,426
National Fuel Gas Co.	42,902	2,596,858
New Jersey Resources Corp.	46,598	2,138,382
NextEra Energy, Inc.	948,748	75,188,279
NiSource, Inc.	205,773	7,234,979
Northwest Natural Holding Co.	17,565	683,103
Northwestern Energy Group, Inc.	27,838	1,488,219
NRG Energy, Inc.	95,774	8,657,970
OGE Energy Corp.	93,165	3,725,668
Oklo, Inc. *(a)	33,267	747,177
ONE Gas, Inc.	25,379	1,808,761
Ormat Technologies, Inc.	25,412	2,008,056
Otter Tail Corp.	19,170	1,505,228
PG&E Corp.	985,462	19,926,042
Pinnacle West Capital Corp.	52,746	4,631,626
Portland General Electric Co.	48,458	2,296,909
PPL Corp.	340,761	11,095,178
Public Service Enterprise Group, Inc.	229,671	20,534,884
Pure Cycle Corp. *	8,445	88,841
RGC Resources, Inc.	3,883	79,485
Sempra	291,399	24,293,935
SJW Group	15,143	842,859
Southern Co.	505,695	46,033,416
Southwest Gas Holdings, Inc.	27,936	2,046,312
Spire, Inc.	25,802	1,647,716
Spruce Power Holding Corp. *	8,683	21,881
Sunnova Energy International, Inc. *	49,612	301,145
Talen Energy Corp. *	23,113	4,191,774
TXNM Energy, Inc.	43,143	1,878,446
UGI Corp.	96,071	2,297,058
Unitil Corp.	7,063	408,877
Vistra Corp.	158,850	19,849,896
WEC Energy Group, Inc.	146,505	13,995,623
Xcel Energy, Inc.	256,372	17,128,213
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
York Water Co.	6,196	217,913
		617,916,178
Total Common Stocks (Cost $11,143,978,270)		25,587,021,722

RIGHTS 0.0% OF NET ASSETS

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(c)	5,747	15,055
Cartesian Therapeutics, Inc. CVR *(c)	59,796	10,763
Frequency Therapeutics, Inc. CVR *(c)	23,364	1,066
F-star Therapeutics, Inc. Agonist CVR *(c)	975	421
F-star Therapeutics, Inc. Antagonist CVR *(c)	975	421
Homology Medicines, Inc. CVR *(c)	21,971	1,695
IMARA, Inc. CVR *(c)	11,519	4,040
Magenta Therapeutics, Inc. CVR *(c)	27,369	1,341
Miromatrix Medical, Inc. CVR *(c)	11,036	9,096
Pardes Biosciences, Inc. CVR *(c)	19,235	577
Satsuma Pharmaceuticals, Inc. CVR *(c)	5,234	995
Sesen Bio CVR *(c)	67,895	0
Surface Oncology, Inc. CVR *(c)	44,721	463
Tectonic Therapeutic, Inc. CVR *(c)	816	0
Zynerba Pharmaceuticals, Inc. CVR *(c)	37,596	7,297
		53,230
Total Rights (Cost $29,538)		53,230

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82% (e)(f)	29,668,965	29,668,965
Total Short-Term Investments (Cost $29,668,965)		29,668,965
Total Investments in Securities (Cost $11,173,676,773)		25,616,743,917

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 12/20/24	109	12,036,870	(159,342)
S&P 500 Index, e-mini, expires 12/20/24	238	68,288,150	(978,492)
			(1,137,834)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $26,919,244.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers and affiliated companies which are or were affiliates during the period ended October 31, 2024. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2023, and/or Value at October 31, 2024, columns means either the issuer was not held or not held as an affiliate at the beginning of the period and is no longer held at period end or the issuer is held at period end but is no longer an affiliate.
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Consumer Durables & Apparel 0.0%
Fossil Group, Inc.	$—	$—	($28,752 )	($189,786 )	$187,389	$—	—	$—
Tupperware Brands Corp.	—	—	(1,090)	(102,702)	63,365	—	—	—
						0

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DIVIDENDS RECEIVED
Equity Real Estate Investment Trusts (REITs) 0.0%
Ashford Hospitality Trust, Inc.	$—	$—	($11,239 )	($51,059 )	$36,001	$—	—	$—
Diversified Healthcare Trust	—	—	(3,000)	—	153,000	357,000	100,000	4,000
						357,000

Financial Services 0.2%
Charles Schwab Corp.	33,371,014	3,081,697	(261,537)	(100,882)	12,311,884	48,402,176	683,357	664,620

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Emergent BioSolutions, Inc.	—	92,228	(106,700)	72,033	187,693	245,254	27,070	—

Transportation 0.0%
Daseke, Inc.	—	—	(158,132)	(15,671)	89,212	—	—	—
Total	$33,371,014	$3,173,925	($570,450 )	($388,067 )	$13,028,544	$49,004,430		$668,620

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$18,321,501,980	$—	$—	$18,321,501,980
Equity Real Estate Investment Trusts (REITs)	641,257,172	—	0 *	641,257,172
Health Care Equipment & Services	1,176,045,255	—	0 *	1,176,045,255
Materials	654,786,882	—	0 *	654,786,882
Pharmaceuticals, Biotechnology & Life Sciences	1,707,797,987	—	276,365	1,708,074,352
Software & Services	2,859,193,992	—	27	2,859,194,019
Telecommunication Services	226,145,186	—	16,876 *	226,162,062
Rights[1]
Pharmaceuticals, Biotechnology & Life Sciences	—	—	53,230 *	53,230
Short-Term Investments[1]	29,668,965	—	—	29,668,965
Liabilities
Futures Contracts[2]	(1,137,834)	—	—	(1,137,834)
Total	$25,615,259,585	$—	$346,498	$25,615,606,083

*	Level 3 amount shown includes securities determined to have no value at October 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $27,201,348)		$49,004,430
Investments in securities, at value - unaffiliated issuers (cost $11,146,475,425) including securities on loan of $26,919,244		25,567,739,487
Cash		64,028,967
Deposit with broker for futures contracts		6,143,200
Receivables:
Dividends		12,717,549
Fund shares sold		9,713,138
Investments sold		659,699
Income from securities on loan	+	133,374
Total assets		25,710,139,844

Liabilities
Collateral held for securities on loan		29,668,965
Payables:
Fund shares redeemed		11,894,772
Variation margin on futures contracts		1,499,456
Investments bought		919,718
Investment adviser fees	+	660,404
Total liabilities		44,643,315
Net assets		$25,665,496,529

Net Assets by Source
Capital received from investors		$11,371,420,470
Total distributable earnings	+	14,294,076,059
Net assets		$25,665,496,529

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$25,665,496,529		264,730,669		$96.95

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $107,630)		$318,649,051
Other Interest		2,567,364
Dividends received from securities - affiliated issuers		668,620
Securities on loan, net	+	2,194,075
Total investment income		324,079,110

Expenses
Investment adviser fees		6,858,876
Total expenses	–	6,858,876
Net investment income		317,220,234

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(388,067)
Net realized losses on sales of securities - unaffiliated issuers		(127,788,167)
Net realized gains on futures contracts	+	23,667,167
Net realized losses		(104,509,067)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		13,028,544
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		6,671,920,209
Net change in unrealized appreciation (depreciation) on futures contracts	+	1,659,752
Net change in unrealized appreciation (depreciation)	+	6,686,608,505
Net realized and unrealized gains		6,582,099,438
Increase in net assets resulting from operations		$6,899,319,672
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$317,220,234	$277,537,921
Net realized losses		(104,509,067)	(119,476,059)
Net change in unrealized appreciation (depreciation)	+	6,686,608,505	1,187,203,918
Increase in net assets resulting from operations		$6,899,319,672	$1,345,265,780

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($286,776,664 )	($253,821,250 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		39,522,767	$3,428,570,833	34,717,416	$2,458,225,307
Shares reinvested		3,034,125	235,903,178	2,670,248	178,132,255
Shares redeemed	+	(27,336,118)	(2,398,427,249)	(28,004,932)	(1,987,092,998)
Net transactions in fund shares		15,220,774	$1,266,046,762	9,382,732	$649,264,564

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		249,509,895	$17,786,906,759	240,127,163	$16,046,197,665
Total increase	+	15,220,774	7,878,589,770	9,382,732	1,740,709,094
End of period		264,730,669	$25,665,496,529	249,509,895	$17,786,906,759
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$77.88	$66.09	$89.23	$62.76	$49.06
Income (loss) from investment operations:
Net investment income (loss)[1]	0.69	0.67	0.64	0.56	0.55
Net realized and unrealized gains (losses)	33.23	11.71	(22.20)	26.39	13.65
Total from investment operations	33.92	12.38	(21.56)	26.95	14.20
Less distributions:
Distributions from net investment income	(0.60)	(0.59)	(0.51)	(0.48)	(0.50)
Distributions from net realized gains	—	—	(1.07)	—	—
Total distributions	(0.60)	(0.59)	(1.58)	(0.48)	(0.50)
Net asset value at end of period	$111.20	$77.88	$66.09	$89.23	$62.76
Total return	43.77%	18.89%	(24.63%)	43.14%	29.16%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.035%	0.035%	0.035%[2]	0.035%	0.035%
Net investment income (loss)	0.69%	0.91%	0.86%	0.73%	0.97%
Portfolio turnover rate	17%	20%[3]	18%	18%	41%
Net assets, end of period (x 1,000,000)	$2,899	$1,352	$929	$881	$487

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Portfolio turnover rate excludes in-kind transactions.
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of October 31, 2024

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 2.5%
Tesla, Inc. *	292,224	73,012,166

Banks 0.2%
NU Holdings Ltd., Class A *	334,902	5,053,671
Popular, Inc.	560	49,969
		5,103,640

Capital Goods 1.9%
3M Co.	10,778	1,384,650
AAON, Inc.	7,179	819,985
Advanced Drainage Systems, Inc.	2,708	405,875
Armstrong World Industries, Inc.	1,541	215,047
Axon Enterprise, Inc. *	7,511	3,180,909
AZEK Co., Inc., Class A *	10,428	458,832
Boeing Co. *	11,878	1,773,504
Builders FirstSource, Inc. *	1,138	195,053
BWX Technologies, Inc.	1,925	234,369
Carlisle Cos., Inc.	653	275,716
Caterpillar, Inc.	7,292	2,743,251
Comfort Systems USA, Inc.	3,709	1,450,367
Core & Main, Inc., Class A *	13,205	584,717
EMCOR Group, Inc.	1,918	855,562
Fastenal Co.	50,939	3,982,411
Ferguson Enterprises, Inc.	1,446	284,486
Generac Holdings, Inc. *	3,000	496,650
General Electric Co.	24,641	4,232,831
HEICO Corp.	11,299	2,767,690
Honeywell International, Inc.	10,560	2,171,981
Howmet Aerospace, Inc.	2,681	267,349
Illinois Tool Works, Inc.	11,612	3,032,242
Lennox International, Inc.	3,365	2,027,648
Lincoln Electric Holdings, Inc.	1,570	302,319
Loar Holdings, Inc. *	914	78,769
Lockheed Martin Corp.	7,201	3,932,106
Quanta Services, Inc.	4,672	1,409,215
Rockwell Automation, Inc.	1,113	296,848
Simpson Manufacturing Co., Inc.	386	69,399
SiteOne Landscape Supply, Inc. *	1,680	234,763
Spirit AeroSystems Holdings, Inc., Class A *	1,394	45,124
Trane Technologies PLC	8,177	3,026,798
TransDigm Group, Inc.	1,153	1,501,552
Trex Co., Inc. *	11,333	802,943
United Rentals, Inc.	1,683	1,367,942
Vertiv Holdings Co., Class A	37,711	4,121,435
WillScot Holdings Corp. *	5,618	186,181
WW Grainger, Inc.	3,972	4,405,862
		55,622,381

Commercial & Professional Services 1.7%
Automatic Data Processing, Inc.	40,201	11,627,737
Booz Allen Hamilton Holding Corp., Class A	13,550	2,461,493
Broadridge Financial Solutions, Inc.	11,142	2,349,402
Cintas Corp.	34,621	7,125,348
Copart, Inc. *	85,883	4,420,398
Dayforce, Inc. *	1,798	127,568
Equifax, Inc.	2,598	688,522
KBR, Inc.	1,150	77,061
Paychex, Inc.	12,103	1,686,311
SECURITY	NUMBER OF SHARES	VALUE ($)
Paycom Software, Inc.	3,339	697,951
Paycor HCM, Inc. *	204	3,078
Paylocity Holding Corp. *	4,615	851,791
Rollins, Inc.	29,566	1,393,741
Tetra Tech, Inc.	5,803	283,651
TransUnion	1,246	126,220
Veralto Corp.	11,825	1,208,397
Verisk Analytics, Inc., Class A	14,991	4,118,328
Waste Management, Inc.	42,260	9,121,821
		48,368,818

Consumer Discretionary Distribution & Retail 8.7%
Amazon.com, Inc. *	975,934	181,914,098
AutoZone, Inc. *	1,640	4,934,760
Burlington Stores, Inc. *	6,649	1,647,423
CarMax, Inc. *	1,102	79,763
Carvana Co., Class A *	4,033	997,401
Coupang, Inc., Class A *	121,509	3,133,717
Dick's Sporting Goods, Inc.	562	110,012
Etsy, Inc. *	8,205	422,065
Five Below, Inc. *	4,572	433,380
Floor & Decor Holdings, Inc., Class A *	4,016	413,849
Home Depot, Inc.	83,116	32,726,925
Murphy USA, Inc.	1,966	960,293
O'Reilly Automotive, Inc. *	5,623	6,484,106
Pool Corp.	3,963	1,433,179
RH *	300	95,415
Ross Stores, Inc.	8,010	1,119,157
TJX Cos., Inc.	70,683	7,989,300
Tractor Supply Co.	11,324	3,006,635
Ulta Beauty, Inc. *	4,376	1,614,656
Valvoline, Inc. *	13,179	530,850
Williams-Sonoma, Inc.	7,933	1,064,053
		251,111,037

Consumer Durables & Apparel 0.5%
Crocs, Inc. *	1,157	124,748
Deckers Outdoor Corp. *	15,979	2,570,861
Hasbro, Inc.	12,604	827,201
Lululemon Athletica, Inc. *	12,716	3,788,096
NIKE, Inc., Class B	78,151	6,027,787
SharkNinja, Inc.	1,421	131,030
Skechers USA, Inc., Class A *	1,227	75,411
Tempur Sealy International, Inc.	17,583	842,402
TopBuild Corp. *	284	100,360
YETI Holdings, Inc. *	2,544	89,574
		14,577,470

Consumer Services 2.4%
Airbnb, Inc., Class A *	46,084	6,211,662
Booking Holdings, Inc.	3,375	15,782,344
Bright Horizons Family Solutions, Inc. *	705	94,096
Cava Group, Inc. *	7,927	1,058,730
Chipotle Mexican Grill, Inc., Class A *	143,926	8,026,753
Choice Hotels International, Inc.	2,479	345,845
Churchill Downs, Inc.	7,333	1,027,353
Darden Restaurants, Inc.	6,616	1,058,692
Domino's Pizza, Inc.	1,272	526,265
DoorDash, Inc., Class A *	31,917	5,001,394
DraftKings, Inc., Class A *	47,557	1,679,713
Duolingo, Inc. *	3,872	1,134,380
Dutch Bros, Inc., Class A *	4,379	145,032
Expedia Group, Inc. *	13,325	2,082,831
Grand Canyon Education, Inc. *	1,002	137,384
H&R Block, Inc.	2,972	177,518
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hilton Worldwide Holdings, Inc.	13,269	3,116,225
Hyatt Hotels Corp., Class A	648	94,252
Las Vegas Sands Corp.	37,088	1,923,013
Light & Wonder, Inc. *	9,367	878,437
McDonald's Corp.	4,932	1,440,687
Norwegian Cruise Line Holdings Ltd. *	45,204	1,145,469
Planet Fitness, Inc., Class A *	4,979	390,951
Royal Caribbean Cruises Ltd.	8,652	1,785,340
Starbucks Corp.	92,542	9,041,353
Texas Roadhouse, Inc., Class A	7,084	1,353,894
Vail Resorts, Inc.	3,343	553,902
Wendy's Co.	8,932	170,691
Wingstop, Inc.	3,083	886,948
Wyndham Hotels & Resorts, Inc.	737	65,092
Wynn Resorts Ltd.	838	80,465
Yum! Brands, Inc.	11,387	1,493,519
		68,910,230

Consumer Staples Distribution & Retail 1.5%
Casey's General Stores, Inc.	641	252,567
Costco Wholesale Corp.	46,610	40,745,530
Performance Food Group Co. *	2,303	187,119
Sysco Corp.	32,356	2,425,082
		43,610,298

Energy 0.4%
Antero Midstream Corp.	12,987	186,623
Cheniere Energy, Inc.	12,327	2,359,141
Civitas Resources, Inc.	2,660	129,781
EQT Corp.	3,972	145,137
Hess Corp.	19,007	2,556,061
Matador Resources Co.	860	44,815
New Fortress Energy, Inc. (a)	2,884	24,255
Permian Resources Corp., Class A	14,459	197,076
Targa Resources Corp.	23,055	3,849,263
Texas Pacific Land Corp.	1,975	2,302,850
Viper Energy, Inc.	3,365	174,644
Weatherford International PLC	7,562	597,398
		12,567,044

Equity Real Estate Investment Trusts (REITs) 0.5%
American Tower Corp.	49,096	10,483,960
Equinix, Inc.	550	499,444
Iron Mountain, Inc.	17,409	2,154,015
Lamar Advertising Co., Class A	2,236	295,152
Public Storage	2,502	823,308
Simon Property Group, Inc.	8,682	1,468,300
		15,724,179

Financial Services 5.7%
Ally Financial, Inc.	3,807	133,435
American Express Co.	22,070	5,960,666
Ameriprise Financial, Inc.	9,624	4,911,127
Apollo Global Management, Inc.	41,153	5,895,579
ARES Management Corp., Class A	19,196	3,218,785
Blackstone, Inc.	74,335	12,469,696
Block, Inc. *	24,469	1,769,598
Blue Owl Capital, Inc., Class A	52,916	1,183,202
Charles Schwab Corp. (b)	14,939	1,058,129
Coinbase Global, Inc., Class A *	17,468	3,131,139
Corpay, Inc. *	7,126	2,349,585
Credit Acceptance Corp. *	508	215,900
Equitable Holdings, Inc.	34,196	1,550,447
FactSet Research Systems, Inc.	1,414	642,041
SECURITY	NUMBER OF SHARES	VALUE ($)
Fiserv, Inc. *	19,130	3,785,827
Goldman Sachs Group, Inc.	8,967	4,643,023
Houlihan Lokey, Inc., Class A	591	102,107
Jefferies Financial Group, Inc.	5,211	333,400
KKR & Co., Inc.	20,512	2,835,579
Lazard, Inc.	10,493	556,024
LPL Financial Holdings, Inc.	7,820	2,206,648
Mastercard, Inc., Class A	86,847	43,387,893
Moody's Corp.	16,665	7,566,577
Morgan Stanley	7,257	843,626
Morningstar, Inc.	2,763	906,402
MSCI, Inc., Class A	4,679	2,672,645
Shift4 Payments, Inc., Class A *	6,414	580,082
SoFi Technologies, Inc. *	17,344	193,732
Toast, Inc., Class A *	46,512	1,396,755
TPG, Inc.	2,265	153,295
Tradeweb Markets, Inc., Class A	4,811	610,997
UWM Holdings Corp.	6,201	39,934
Visa, Inc., Class A	165,647	48,012,783
Western Union Co.	5,491	59,083
WEX, Inc. *	388	66,969
XP, Inc., Class A	4,698	82,027
		165,524,737

Food, Beverage & Tobacco 1.3%
Boston Beer Co., Inc., Class A *	230	66,946
Celsius Holdings, Inc. *	18,477	555,788
Coca-Cola Co.	233,368	15,241,264
Freshpet, Inc. *	1,532	203,051
Hershey Co.	2,082	369,722
Lamb Weston Holdings, Inc.	4,836	375,709
Monster Beverage Corp. *	60,147	3,168,544
PepsiCo, Inc.	114,342	18,989,919
Pilgrim's Pride Corp. *	370	17,923
		38,988,866

Health Care Equipment & Services 2.0%
Align Technology, Inc. *	4,645	952,364
Cardinal Health, Inc.	15,241	1,653,953
Cencora, Inc.	17,542	4,000,979
Chemed Corp.	143	77,254
Cigna Group	2,642	831,728
DaVita, Inc. *	5,236	732,045
Dexcom, Inc. *	42,004	2,960,442
Doximity, Inc., Class A *	1,113	46,457
Edwards Lifesciences Corp. *	11,997	803,919
Elevance Health, Inc.	3,940	1,598,694
GE HealthCare Technologies, Inc.	4,385	383,030
HCA Healthcare, Inc.	4,878	1,749,934
IDEXX Laboratories, Inc. *	8,677	3,530,845
Inspire Medical Systems, Inc. *	3,121	608,720
Insulet Corp. *	7,352	1,702,209
Intuitive Surgical, Inc. *	37,119	18,702,037
Masimo Corp. *	2,376	342,168
McKesson Corp.	5,909	2,957,986
Molina Healthcare, Inc. *	3,853	1,237,661
Penumbra, Inc. *	3,859	883,209
ResMed, Inc.	4,195	1,017,162
Stryker Corp.	11,345	4,041,997
UnitedHealth Group, Inc.	6,596	3,723,442
Veeva Systems, Inc., Class A *	15,533	3,243,756
		57,781,991

See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Household & Personal Products 0.7%
Clorox Co.	13,010	2,062,735
Colgate-Palmolive Co.	47,049	4,408,962
elf Beauty, Inc. *	5,661	595,820
Estee Lauder Cos., Inc., Class A	8,678	598,261
Kimberly-Clark Corp.	14,426	1,935,681
Procter & Gamble Co.	55,598	9,183,678
		18,785,137

Insurance 0.7%
Allstate Corp.	4,389	818,636
Arthur J Gallagher & Co.	1,592	447,670
Brown & Brown, Inc.	11,042	1,155,435
Everest Group Ltd.	709	252,128
Kinsale Capital Group, Inc.	2,326	995,784
Markel Group, Inc. *	304	468,771
Marsh & McLennan Cos., Inc.	7,242	1,580,494
Progressive Corp.	51,716	12,558,196
RLI Corp.	265	41,332
Ryan Specialty Holdings, Inc., Class A	10,773	709,618
		19,028,064

Materials 0.6%
Avery Dennison Corp.	3,084	638,481
Celanese Corp., Class A	2,964	373,375
Chemours Co.	1,694	30,763
Cleveland-Cliffs, Inc. *	16,041	208,212
Eagle Materials, Inc.	2,658	758,753
Ecolab, Inc.	22,807	5,604,364
Louisiana-Pacific Corp.	4,776	472,346
Martin Marietta Materials, Inc.	401	237,528
RPM International, Inc.	3,044	386,923
Sealed Air Corp.	763	27,605
Sherwin-Williams Co.	22,513	8,076,989
Southern Copper Corp.	9,178	1,005,450
Vulcan Materials Co.	3,517	963,412
		18,784,201

Media & Entertainment 13.1%
Alphabet, Inc., Class A	617,111	105,593,863
Alphabet, Inc., Class C	516,974	89,276,240
Liberty Broadband Corp., Class C *	3,376	272,848
Liberty Media Corp.-Liberty Formula One, Class C *	8,590	685,826
Live Nation Entertainment, Inc. *	16,689	1,954,949
Madison Square Garden Sports Corp. *	227	50,553
Meta Platforms, Inc., Class A	230,458	130,803,352
Netflix, Inc. *	45,013	34,031,178
Nexstar Media Group, Inc., Class A	1,361	239,427
Pinterest, Inc., Class A *	63,480	2,018,029
ROBLOX Corp., Class A *	54,042	2,795,052
Roku, Inc. *	2,172	139,182
Spotify Technology SA *	15,477	5,960,193
TKO Group Holdings, Inc. *	1,093	127,630
Trade Desk, Inc., Class A *	46,515	5,591,568
TripAdvisor, Inc. *	1,053	16,890
Trump Media & Technology Group Corp. *(a)	3,723	131,571
		379,688,351

Pharmaceuticals, Biotechnology & Life Sciences 5.5%
10X Genomics, Inc., Class A *	7,390	118,462
AbbVie, Inc.	80,441	16,399,507
SECURITY	NUMBER OF SHARES	VALUE ($)
Alnylam Pharmaceuticals, Inc. *	11,826	3,152,693
Amgen, Inc.	43,900	14,055,024
Apellis Pharmaceuticals, Inc. *	10,870	296,316
Bruker Corp.	7,271	411,611
Eli Lilly & Co.	84,177	69,845,024
Exact Sciences Corp. *	7,617	525,040
Exelixis, Inc. *	24,965	828,838
Fortrea Holdings, Inc. *	875	14,717
Incyte Corp. *	829	61,445
Intra-Cellular Therapies, Inc. *	10,681	905,215
Ionis Pharmaceuticals, Inc. *	14,969	574,660
IQVIA Holdings, Inc. *	2,092	430,575
Medpace Holdings, Inc. *	2,659	835,511
Merck & Co., Inc.	266,540	27,272,373
Natera, Inc. *	11,880	1,437,005
Neurocrine Biosciences, Inc. *	10,492	1,261,873
Regeneron Pharmaceuticals, Inc. *	912	764,438
Repligen Corp. *	873	117,218
Sarepta Therapeutics, Inc. *	9,522	1,199,772
Ultragenyx Pharmaceutical, Inc. *	9,446	481,652
Vertex Pharmaceuticals, Inc. *	13,615	6,480,468
Viking Therapeutics, Inc. *	11,105	805,557
Waters Corp. *	3,767	1,217,155
West Pharmaceutical Services, Inc.	4,619	1,422,329
Zoetis, Inc.	39,725	7,102,035
		158,016,513

Real Estate Management & Development 0.0%
Jones Lang LaSalle, Inc. *	1,487	402,918

Semiconductors & Semiconductor Equipment 16.9%
Advanced Micro Devices, Inc. *	111,596	16,077,636
Applied Materials, Inc.	80,637	14,642,067
Astera Labs, Inc. *	204	14,313
Broadcom, Inc.	478,017	81,152,946
Enphase Energy, Inc. *	13,942	1,157,744
Entegris, Inc.	15,827	1,657,245
KLA Corp.	14,171	9,441,145
Lam Research Corp.	137,653	10,234,501
Lattice Semiconductor Corp. *	12,353	625,803
Marvell Technology, Inc.	7,149	572,706
MKS Instruments, Inc.	479	47,579
Monolithic Power Systems, Inc.	4,948	3,757,016
NVIDIA Corp.	2,459,403	326,510,342
Onto Innovation, Inc. *	1,330	263,779
QUALCOMM, Inc.	110,435	17,975,505
Teradyne, Inc.	14,943	1,587,096
Texas Instruments, Inc.	11,830	2,403,383
Universal Display Corp.	2,526	455,488
		488,576,294

Software & Services 18.8%
Adobe, Inc. *	46,609	22,282,831
Appfolio, Inc., Class A *	2,384	495,562
AppLovin Corp., Class A *	27,622	4,678,891
Atlassian Corp., Class A *	16,481	3,107,328
Autodesk, Inc. *	22,709	6,444,814
Bentley Systems, Inc., Class B	15,095	728,485
Bill Holdings, Inc. *	2,446	142,749
Cadence Design Systems, Inc. *	28,730	7,932,928
Cloudflare, Inc., Class A *	31,615	2,772,952
Confluent, Inc., Class A *	26,190	685,392
Crowdstrike Holdings, Inc., Class A *	23,889	7,091,927
Datadog, Inc., Class A *	31,496	3,950,858
DocuSign, Inc., Class A *	21,376	1,483,067
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
DoubleVerify Holdings, Inc. *	8,997	153,399
Dropbox, Inc., Class A *	7,727	199,743
Dynatrace, Inc. *	30,799	1,656,986
Elastic NV *	8,541	685,244
EPAM Systems, Inc. *	389	73,385
Fair Isaac Corp. *	2,103	4,191,510
Five9, Inc. *	7,916	233,760
Fortinet, Inc. *	54,460	4,283,824
Gartner, Inc. *	7,962	4,000,905
Gitlab, Inc., Class A *	12,421	667,629
Globant SA *	3,316	695,995
GoDaddy, Inc., Class A *	14,979	2,498,497
Guidewire Software, Inc. *	3,870	720,826
HashiCorp, Inc., Class A *	11,672	395,214
HubSpot, Inc. *	5,140	2,851,621
Intuit, Inc.	28,741	17,540,632
Manhattan Associates, Inc. *	6,473	1,704,729
Microsoft Corp.	781,568	317,590,157
MicroStrategy, Inc., Class A *	1,018	248,901
MongoDB, Inc., Class A *	7,410	2,003,664
nCino, Inc. *	5,134	191,498
Nutanix, Inc., Class A *	7,237	449,418
Okta, Inc. *	7,519	540,541
Oracle Corp.	165,157	27,719,951
Palantir Technologies, Inc., Class A *	211,902	8,806,647
Palo Alto Networks, Inc. *	32,369	11,663,522
Pegasystems, Inc.	4,704	373,686
Procore Technologies, Inc. *	10,835	711,318
PTC, Inc. *	7,526	1,394,794
RingCentral, Inc., Class A *	8,478	305,293
Salesforce, Inc.	83,578	24,352,122
SentinelOne, Inc., Class A *	4,460	115,023
ServiceNow, Inc. *	21,578	20,132,058
Smartsheet, Inc., Class A *	13,934	786,156
Snowflake, Inc., Class A *	33,165	3,808,005
Synopsys, Inc. *	16,030	8,233,168
Teradata Corp. *	10,289	331,614
Twilio, Inc., Class A *	3,584	289,050
Tyler Technologies, Inc. *	3,802	2,302,453
UiPath, Inc., Class A *	40,201	496,884
Unity Software, Inc. *	13,616	273,409
VeriSign, Inc. *	673	119,013
Workday, Inc., Class A *	22,306	5,216,258
Zscaler, Inc. *	9,606	1,736,669
		544,542,955

Technology Hardware & Equipment 12.8%
Amphenol Corp., Class A	72,604	4,865,920
Apple, Inc.	1,527,764	345,137,165
Arista Networks, Inc. *	27,093	10,469,819
CDW Corp.	7,203	1,355,821
Cognex Corp.	872	35,081
Dell Technologies, Inc., Class C	4,529	559,920
HP, Inc.	25,360	900,787
Jabil, Inc.	978	120,382
Motorola Solutions, Inc.	8,193	3,681,524
NetApp, Inc.	9,760	1,125,426
Pure Storage, Inc., Class A *	28,329	1,417,866
Super Micro Computer, Inc. *	52,155	1,518,232
Ubiquiti, Inc.	206	54,732
Zebra Technologies Corp., Class A *	1,146	437,738
		371,680,413

Telecommunication Services 0.0%
Iridium Communications, Inc.	1,253	36,750

SECURITY	NUMBER OF SHARES	VALUE ($)
Transportation 1.0%
American Airlines Group, Inc. *	4,159	55,731
Avis Budget Group, Inc.	675	56,025
Expeditors International of Washington, Inc.	2,443	290,717
Lyft, Inc., Class A *	25,460	330,216
Old Dominion Freight Line, Inc.	20,701	4,167,525
Saia, Inc. *	1,629	795,946
Uber Technologies, Inc. *	211,481	15,237,206
U-Haul Holding Co., Non Voting Shares	4,929	336,454
Union Pacific Corp.	30,725	7,130,351
XPO, Inc. *	11,982	1,564,010
		29,964,181

Utilities 0.2%
Constellation Energy Corp.	5,254	1,381,592
NRG Energy, Inc.	9,002	813,781
Vistra Corp.	36,268	4,532,049
		6,727,422
Total Common Stocks (Cost $1,903,200,476)		2,887,136,056

INVESTMENT COMPANIES 0.2% OF NET ASSETS

Equity Funds 0.2%
iShares Russell 1000 Growth ETF	11,500	4,300,540
Total Investment Companies (Cost $3,922,368)		4,300,540

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82% (c)	6,385,058	6,385,058
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82% (c)(d)	217,000	217,000
		6,602,058
Total Short-Term Investments (Cost $6,602,058)		6,602,058
Total Investments in Securities (Cost $1,913,724,902)		2,898,038,654

See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 12/20/24	26	7,460,050	(145,203)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $188,805.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange-Traded Fund
Below is a summary of the fund’s transactions with affiliated issuers during the period ended October 31, 2024:
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Financial Services 0.0%
Charles Schwab Corp.	$—	$1,127,434	($34,367 )	($270 )	($34,668 )	$1,058,129	14,939	$3,544

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,887,136,056	$—	$—	$2,887,136,056
Investment Companies[1]	4,300,540	—	—	4,300,540
Short-Term Investments[1]	6,602,058	—	—	6,602,058
Liabilities
Futures Contracts[2]	(145,203)	—	—	(145,203)
Total	$2,897,893,451	$—	$—	$2,897,893,451

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $1,092,797)		$1,058,129
Investments in securities, at value - unaffiliated issuers (cost $1,912,632,105) including securities on loan of $188,805		2,896,980,525
Cash		33,070
Deposit with broker for futures contracts		569,400
Receivables:
Investments sold		4,755,383
Fund shares sold		3,993,054
Dividends		505,028
Income from securities on loan	+	1,486
Total assets		2,907,896,075

Liabilities
Collateral held for securities on loan		217,000
Payables:
Fund shares redeemed		8,272,306
Variation margin on futures contracts		130,393
Investment adviser fees		86,280
Investments bought	+	86,227
Total liabilities		8,792,206
Net assets		$2,899,103,869

Net Assets by Source
Capital received from investors		$1,970,357,325
Total distributable earnings	+	928,746,544
Net assets		$2,899,103,869

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,899,103,869		26,071,585		$111.20

See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $1,895)		$16,361,455
Other Interest		25,415
Dividends received from securities - affiliated issuers		3,544
Securities on loan, net	+	11,878
Total investment income		16,402,292

Expenses
Investment adviser fees		791,262
Total expenses	–	791,262
Net investment income		15,611,030

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(270)
Net realized gains on sales of securities - unaffiliated issuers		6,865,717
Net realized gains on futures contracts	+	2,157,164
Net realized gains		9,022,611
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(34,668)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		680,886,212
Net change in unrealized appreciation (depreciation) on futures contracts	+	(68,049)
Net change in unrealized appreciation (depreciation)	+	680,783,495
Net realized and unrealized gains		689,806,106
Increase in net assets resulting from operations		$705,417,136
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$15,611,030	$10,256,291
Net realized gains (losses)		9,022,611	(9,170,887)
Net change in unrealized appreciation (depreciation)	+	680,783,495	176,000,176
Increase in net assets resulting from operations		$705,417,136	$177,085,580

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($11,280,497 )	($8,433,385 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		14,503,073	$1,436,032,229	8,578,433	$642,610,935
Shares reinvested		109,605	9,527,758	108,233	7,134,711
Shares redeemed	+	(5,902,491)	(592,645,790)	(5,382,041)	(395,332,838)
Net transactions in fund shares		8,710,187	$852,914,197	3,304,625	$254,412,808

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		17,361,398	$1,352,053,033	14,056,773	$928,988,030
Total increase	+	8,710,187	1,547,050,836	3,304,625	423,065,003
End of period		26,071,585	$2,899,103,869	17,361,398	$1,352,053,033
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$46.50	$47.51	$53.65	$38.09	$43.06
Income (loss) from investment operations:
Net investment income (loss)[1]	1.19	1.12	1.01	0.97	1.00
Net realized and unrealized gains (losses)	12.94	(1.04)	(4.60)	15.47	(4.07)
Total from investment operations	14.13	0.08	(3.59)	16.44	(3.07)
Less distributions:
Distributions from net investment income	(1.18)	(1.03)	(0.91)	(0.88)	(1.06)
Distributions from net realized gains	(0.14)	(0.06)	(1.64)	—	(0.84)
Total distributions	(1.32)	(1.09)	(2.55)	(0.88)	(1.90)
Net asset value at end of period	$59.31	$46.50	$47.51	$53.65	$38.09
Total return	30.97%	0.11%	(7.04%)	43.70%	(7.69%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.035%	0.035%	0.035%[2]	0.035%	0.035%
Net investment income (loss)	2.18%	2.31%	2.05%	1.97%	2.57%
Portfolio turnover rate	30%[3]	42%[3]	15%[3]	20%	50%
Net assets, end of period (x 1,000)	$762,787	$592,653	$647,796	$575,972	$331,322

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Portfolio turnover rate excludes in-kind transactions.
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of October 31, 2024

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Automobiles & Components 0.6%
Aptiv PLC *	8,246	468,620
BorgWarner, Inc.	6,890	231,711
Ford Motor Co.	119,852	1,233,277
General Motors Co.	33,980	1,724,825
Gentex Corp.	7,054	213,807
Harley-Davidson, Inc.	3,667	117,161
Lear Corp.	1,691	161,930
Lucid Group, Inc. *(a)	30,213	66,771
QuantumScape Corp., Class A *(a)	10,657	54,883
Rivian Automotive, Inc., Class A *	25,001	252,510
Thor Industries, Inc.	1,536	159,867
		4,685,362

Banks 7.1%
Bank of America Corp.	206,403	8,631,773
Bank OZK	3,221	140,919
BOK Financial Corp.	688	73,086
Citigroup, Inc.	58,288	3,740,341
Citizens Financial Group, Inc.	13,738	578,645
Columbia Banking System, Inc.	6,312	179,955
Comerica, Inc.	4,060	258,663
Commerce Bancshares, Inc.	3,630	226,875
Cullen/Frost Bankers, Inc.	1,801	229,357
East West Bancorp, Inc.	4,206	410,043
Fifth Third Bancorp	20,736	905,748
First Citizens BancShares, Inc., Class A	364	705,195
First Hawaiian, Inc.	3,855	95,373
First Horizon Corp.	16,551	286,829
FNB Corp.	10,743	155,774
Huntington Bancshares, Inc.	43,895	684,323
JPMorgan Chase & Co.	87,158	19,342,103
KeyCorp	28,234	487,036
M&T Bank Corp.	5,048	982,745
Pinnacle Financial Partners, Inc.	2,323	244,960
PNC Financial Services Group, Inc.	12,081	2,274,490
Popular, Inc.	1,961	174,980
Prosperity Bancshares, Inc.	2,697	197,420
Regions Financial Corp.	27,934	666,785
Synovus Financial Corp.	4,371	217,982
TFS Financial Corp.	1,401	18,003
Truist Financial Corp.	40,622	1,748,777
U.S. Bancorp	47,426	2,291,150
Webster Financial Corp.	5,191	268,894
Wells Fargo & Co.	106,566	6,918,265
Western Alliance Bancorp	3,259	271,181
Wintrust Financial Corp.	1,969	228,187
Zions Bancorp NA	4,411	229,637
		53,865,494

Capital Goods 11.2%
3M Co.	13,679	1,757,341
A.O. Smith Corp.	3,679	276,293
Acuity Brands, Inc.	938	282,047
Advanced Drainage Systems, Inc.	1,325	198,591
AECOM	4,121	440,123
AGCO Corp.	1,878	187,499
Air Lease Corp., Class A	3,159	140,102
Allegion PLC	2,662	371,695
Allison Transmission Holdings, Inc.	2,624	280,401
AMETEK, Inc.	7,013	1,285,763
API Group Corp. *	6,912	235,976
SECURITY	NUMBER OF SHARES	VALUE ($)
Armstrong World Industries, Inc.	873	121,827
AZEK Co., Inc., Class A *	1,297	57,068
Boeing Co. *	17,484	2,610,536
Builders FirstSource, Inc. *	3,306	566,648
BWX Technologies, Inc.	2,214	269,554
Carlisle Cos., Inc.	1,211	511,320
Carrier Global Corp.	25,529	1,856,469
Caterpillar, Inc.	12,758	4,799,560
CNH Industrial NV	26,472	297,280
Core & Main, Inc., Class A *	2,006	88,826
Crane Co.	1,490	234,347
Cummins, Inc.	4,152	1,365,925
Curtiss-Wright Corp.	1,163	401,188
Deere & Co.	7,669	3,103,568
Donaldson Co., Inc.	3,642	266,449
Dover Corp.	4,169	789,317
Eaton Corp. PLC	12,139	4,025,050
EMCOR Group, Inc.	851	379,606
Emerson Electric Co.	17,375	1,881,191
Esab Corp.	1,707	210,029
Fastenal Co.	2,759	215,699
Ferguson Enterprises, Inc.	5,750	1,131,255
Flowserve Corp.	4,022	211,718
Fortive Corp.	10,687	763,372
Fortune Brands Innovations, Inc.	3,734	311,154
Gates Industrial Corp. PLC *	6,228	120,512
GE Vernova, Inc. *	8,286	2,499,555
Generac Holdings, Inc. *	912	150,982
General Dynamics Corp.	8,300	2,420,363
General Electric Co.	25,987	4,464,047
Graco, Inc.	5,066	412,626
Hayward Holdings, Inc. *	4,349	70,715
Hexcel Corp.	2,438	143,086
Honeywell International, Inc.	16,747	3,444,523
Howmet Aerospace, Inc.	11,561	1,152,863
Hubbell, Inc., Class B	1,628	695,205
Huntington Ingalls Industries, Inc.	1,207	223,247
IDEX Corp.	2,310	495,818
Illinois Tool Works, Inc.	5,637	1,471,990
Ingersoll Rand, Inc.	12,296	1,180,416
ITT, Inc.	2,512	351,981
Johnson Controls International PLC	20,296	1,533,363
L3Harris Technologies, Inc.	5,754	1,423,942
Lincoln Electric Holdings, Inc.	1,211	233,190
Loar Holdings, Inc. *	28	2,413
Lockheed Martin Corp.	4,413	2,409,719
Masco Corp.	6,688	534,438
MasTec, Inc. *	1,917	235,580
MDU Resources Group, Inc.	6,265	180,745
Middleby Corp. *	1,608	208,558
MSC Industrial Direct Co., Inc., Class A	1,384	109,433
Nordson Corp.	1,719	426,123
Northrop Grumman Corp.	4,194	2,134,830
nVent Electric PLC	5,031	375,162
Oshkosh Corp.	2,003	204,787
Otis Worldwide Corp.	12,290	1,206,878
Owens Corning	2,610	461,422
PACCAR, Inc.	15,641	1,631,043
Parker-Hannifin Corp.	3,891	2,467,166
Pentair PLC	4,998	495,402
Quanta Services, Inc.	3,061	923,289
RBC Bearings, Inc. *	863	241,942
Regal Rexnord Corp.	2,029	337,910
Rockwell Automation, Inc.	3,174	846,537
RTX Corp.	40,439	4,892,715
Sensata Technologies Holding PLC	4,502	154,599
Simpson Manufacturing Co., Inc.	1,174	211,073
SiteOne Landscape Supply, Inc. *	850	118,779
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Snap-on, Inc.	1,580	521,605
Spirit AeroSystems Holdings, Inc., Class A *	3,091	100,056
Stanley Black & Decker, Inc.	4,685	435,424
Textron, Inc.	5,694	457,911
Timken Co.	1,951	161,933
Toro Co.	3,157	254,075
Trane Technologies PLC	4,536	1,679,046
TransDigm Group, Inc.	1,321	1,720,338
United Rentals, Inc.	1,531	1,244,397
Valmont Industries, Inc.	600	187,008
Watsco, Inc.	1,048	495,714
WESCO International, Inc.	1,331	255,512
Westinghouse Air Brake Technologies Corp.	5,313	998,738
WillScot Holdings Corp. *	3,951	130,936
Woodward, Inc.	1,830	300,285
WW Grainger, Inc.	172	190,788
Xylem, Inc.	7,369	897,397
		85,254,917

Commercial & Professional Services 1.3%
Amentum Holdings, Inc. *	3,777	112,328
Automatic Data Processing, Inc.	908	262,630
Broadridge Financial Solutions, Inc.	310	65,367
CACI International, Inc., Class A *	675	372,978
Cintas Corp.	540	111,137
Clarivate PLC *	12,388	81,761
Clean Harbors, Inc. *	1,553	359,147
Concentrix Corp.	1,457	61,937
Copart, Inc. *	1,815	93,418
Dayforce, Inc. *	4,121	292,385
Dun & Bradstreet Holdings, Inc.	9,160	108,912
Equifax, Inc.	2,990	792,410
FTI Consulting, Inc. *	1,070	208,736
Genpact Ltd.	5,382	205,431
Jacobs Solutions, Inc.	3,777	530,971
KBR, Inc.	3,698	247,803
Leidos Holdings, Inc.	4,101	751,139
ManpowerGroup, Inc.	1,444	90,755
MSA Safety, Inc.	1,134	188,187
Parsons Corp. *	1,389	150,234
Paychex, Inc.	6,259	872,066
Paycom Software, Inc.	570	119,147
Paycor HCM, Inc. *	1,982	29,908
RB Global, Inc.	5,539	469,375
Republic Services, Inc., Class A	6,233	1,234,134
Robert Half, Inc.	3,072	209,234
Science Applications International Corp.	1,538	221,918
SS&C Technologies Holdings, Inc.	6,493	454,055
Stericycle, Inc. *	2,780	170,887
Tetra Tech, Inc.	6,343	310,046
TransUnion	5,567	563,937
Veralto Corp.	4,146	423,680
Vestis Corp.	3,861	52,201
		10,218,254

Consumer Discretionary Distribution & Retail 2.1%
Advance Auto Parts, Inc.	1,810	64,599
AutoNation, Inc. *	758	117,846
AutoZone, Inc. *	45	135,405
Bath & Body Works, Inc.	6,864	194,800
Best Buy Co., Inc.	6,532	590,689
CarMax, Inc. *	4,455	322,453
Carvana Co., Class A *	2,140	529,243
Dick's Sporting Goods, Inc.	1,548	303,021
Dillard's, Inc., Class A	93	34,551
eBay, Inc.	15,371	883,986
SECURITY	NUMBER OF SHARES	VALUE ($)
Etsy, Inc. *	1,216	62,551
Five Below, Inc. *	335	31,755
Floor & Decor Holdings, Inc., Class A *	2,000	206,100
GameStop Corp., Class A *	11,398	252,808
Gap, Inc.	6,086	126,406
Genuine Parts Co.	4,226	484,722
Home Depot, Inc.	6,095	2,399,906
Kohl's Corp.	3,355	62,000
Lithia Motors, Inc., Class A	826	274,538
LKQ Corp.	7,993	294,063
Lowe's Cos., Inc.	17,417	4,560,293
Macy's, Inc.	8,302	127,353
Nordstrom, Inc.	3,037	68,667
Ollie's Bargain Outlet Holdings, Inc. *	1,833	168,324
O'Reilly Automotive, Inc. *	135	155,674
Penske Automotive Group, Inc.	581	87,481
RH *	361	114,816
Ross Stores, Inc.	7,680	1,073,050
TJX Cos., Inc.	14,105	1,594,288
Ulta Beauty, Inc. *	196	72,320
Wayfair, Inc., Class A *	2,877	123,222
Williams-Sonoma, Inc.	1,584	212,462
		15,729,392

Consumer Durables & Apparel 1.3%
Amer Sports, Inc. *	1,771	31,612
Birkenstock Holding PLC *	1,185	54,510
Brunswick Corp.	2,037	162,430
Capri Holdings Ltd. *	3,463	68,360
Carter's, Inc.	1,090	59,623
Columbia Sportswear Co.	1,018	81,918
Crocs, Inc. *	1,493	160,975
DR Horton, Inc.	9,020	1,524,380
Garmin Ltd.	4,700	932,245
Hasbro, Inc.	525	34,456
Leggett & Platt, Inc.	4,044	48,528
Lennar Corp., Class A	7,552	1,286,106
Mattel, Inc. *	10,298	209,873
Mohawk Industries, Inc. *	1,591	213,624
Newell Brands, Inc.	12,738	112,094
NIKE, Inc., Class B	13,967	1,077,275
NVR, Inc. *	87	796,294
Polaris, Inc.	1,586	110,877
PulteGroup, Inc.	6,279	813,319
PVH Corp.	1,688	166,200
Ralph Lauren Corp., Class A	1,225	242,464
SharkNinja, Inc.	1,604	147,905
Skechers USA, Inc., Class A *	3,659	224,882
Tapestry, Inc.	6,938	329,208
Toll Brothers, Inc.	3,115	456,161
TopBuild Corp. *	891	314,862
Under Armour, Inc., Class A *	10,930	93,452
VF Corp.	10,734	222,301
Whirlpool Corp.	1,601	165,720
YETI Holdings, Inc. *	1,811	63,765
		10,205,419

Consumer Services 2.1%
ADT, Inc.	8,601	61,927
Aramark	8,036	304,002
Booking Holdings, Inc.	63	294,604
Boyd Gaming Corp.	2,086	144,539
Bright Horizons Family Solutions, Inc. *	1,469	196,067
Caesars Entertainment, Inc. *	6,553	262,448
Carnival Corp. *	30,319	667,018
Choice Hotels International, Inc.	132	18,415
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Darden Restaurants, Inc.	1,708	273,314
Domino's Pizza, Inc.	686	283,819
DoorDash, Inc., Class A *	1,332	208,724
Dutch Bros, Inc., Class A *	2,016	66,770
Grand Canyon Education, Inc. *	601	82,403
H&R Block, Inc.	3,354	200,334
Hilton Worldwide Holdings, Inc.	3,641	855,089
Hyatt Hotels Corp., Class A	1,130	164,358
Marriott International, Inc., Class A	6,980	1,814,940
Marriott Vacations Worldwide Corp.	1,055	81,267
McDonald's Corp.	20,508	5,990,592
MGM Resorts International *	7,127	262,772
Penn Entertainment, Inc. *	4,592	90,692
Planet Fitness, Inc., Class A *	1,211	95,088
Royal Caribbean Cruises Ltd.	4,710	971,908
Service Corp. International	4,352	355,341
Starbucks Corp.	7,707	752,974
Travel & Leisure Co.	2,070	98,967
Vail Resorts, Inc.	183	30,321
Wendy's Co.	2,662	50,871
Wyndham Hotels & Resorts, Inc.	2,118	187,062
Wynn Resorts Ltd.	2,851	273,753
Yum! Brands, Inc.	5,261	690,033
		15,830,412

Consumer Staples Distribution & Retail 2.3%
Albertsons Cos., Inc., Class A	12,685	229,598
BJ's Wholesale Club Holdings, Inc. *	4,022	340,784
Casey's General Stores, Inc.	924	364,074
Dollar General Corp.	6,681	534,747
Dollar Tree, Inc. *	6,152	397,665
Grocery Outlet Holding Corp. *	2,942	42,071
Kroger Co.	20,213	1,127,279
Maplebear, Inc. *	5,196	229,144
Performance Food Group Co. *	3,972	322,725
Sysco Corp.	5,763	431,937
Target Corp.	14,071	2,111,213
U.S. Foods Holding Corp. *	6,958	428,961
Walgreens Boots Alliance, Inc.	21,415	202,586
Walmart, Inc.	131,987	10,816,335
		17,579,119

Energy 6.8%
Antero Midstream Corp.	6,383	91,724
Antero Resources Corp. *	8,813	228,080
APA Corp.	11,070	261,252
Baker Hughes Co., Class A	30,437	1,159,041
Cheniere Energy, Inc.	3,415	653,563
Chevron Corp.	52,387	7,796,233
Chord Energy Corp.	1,867	233,562
Civitas Resources, Inc.	2,196	107,143
ConocoPhillips	35,605	3,900,172
Coterra Energy, Inc.	22,627	541,238
Devon Energy Corp.	19,084	738,169
Diamondback Energy, Inc.	5,736	1,013,953
DT Midstream, Inc.	2,917	262,968
EOG Resources, Inc.	17,470	2,130,641
EQT Corp.	16,757	612,301
Expand Energy Corp.	6,870	582,026
Exxon Mobil Corp.	136,458	15,935,565
Halliburton Co.	26,883	745,734
Hess Corp.	2,989	401,961
HF Sinclair Corp.	4,818	186,023
Kinder Morgan, Inc.	58,887	1,443,320
Marathon Oil Corp.	17,070	472,839
Marathon Petroleum Corp.	10,741	1,562,493
SECURITY	NUMBER OF SHARES	VALUE ($)
Matador Resources Co.	3,336	173,839
New Fortress Energy, Inc.	926	7,788
NOV, Inc.	12,016	186,368
Occidental Petroleum Corp.	20,332	1,018,836
ONEOK, Inc.	17,739	1,718,554
Ovintiv, Inc.	8,041	315,207
Permian Resources Corp., Class A	15,466	210,802
Phillips 66	12,716	1,549,063
Range Resources Corp.	7,232	217,177
Schlumberger NV	43,456	1,741,282
TechnipFMC PLC	12,916	344,728
Valero Energy Corp.	9,706	1,259,451
Viper Energy, Inc.	2,123	110,184
Williams Cos., Inc.	37,095	1,942,665
		51,855,945

Equity Real Estate Investment Trusts (REITs) 4.4%
Agree Realty Corp.	3,025	224,606
Alexandria Real Estate Equities, Inc.	5,264	587,199
American Homes 4 Rent, Class A	10,246	361,069
Americold Realty Trust, Inc.	8,635	221,747
AvalonBay Communities, Inc.	4,310	955,139
Brixmor Property Group, Inc.	9,122	245,838
BXP, Inc.	4,786	385,560
Camden Property Trust	3,154	365,202
Cousins Properties, Inc.	4,571	140,010
Crown Castle, Inc.	13,217	1,420,695
CubeSmart	6,821	326,317
Digital Realty Trust, Inc.	9,820	1,750,219
EastGroup Properties, Inc.	1,474	252,467
EPR Properties	2,264	102,718
Equinix, Inc.	2,735	2,483,599
Equity LifeStyle Properties, Inc.	5,594	392,251
Equity Residential	11,470	807,144
Essex Property Trust, Inc.	1,936	549,553
Extra Space Storage, Inc.	6,347	1,036,465
Federal Realty Investment Trust	2,499	276,989
First Industrial Realty Trust, Inc.	4,030	211,535
Gaming & Leisure Properties, Inc.	7,976	400,315
Healthcare Realty Trust, Inc., Class A	11,628	199,769
Healthpeak Properties, Inc.	21,260	477,287
Highwoods Properties, Inc.	3,158	105,919
Host Hotels & Resorts, Inc.	21,031	362,574
Invitation Homes, Inc.	18,596	584,100
Iron Mountain, Inc.	3,790	468,937
Kilroy Realty Corp.	3,548	142,700
Kimco Realty Corp.	20,082	476,345
Lamar Advertising Co., Class A	1,983	261,756
Lineage, Inc.	1,873	138,677
Medical Properties Trust, Inc. (a)	18,028	83,470
Mid-America Apartment Communities, Inc.	3,526	533,625
National Storage Affiliates Trust	2,088	88,009
NNN REIT, Inc.	5,500	238,920
Omega Healthcare Investors, Inc.	7,471	317,293
Park Hotels & Resorts, Inc.	6,302	87,535
Prologis, Inc.	28,105	3,174,179
Public Storage	4,077	1,341,578
Rayonier, Inc.	4,472	139,661
Realty Income Corp.	26,521	1,574,552
Regency Centers Corp.	5,582	398,778
Rexford Industrial Realty, Inc.	6,592	282,731
SBA Communications Corp., Class A	3,265	749,219
Simon Property Group, Inc.	7,325	1,238,804
STAG Industrial, Inc.	5,523	205,897
Sun Communities, Inc.	3,750	497,550
UDR, Inc.	9,943	419,495
Ventas, Inc.	12,238	801,467
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
VICI Properties, Inc., Class A	31,654	1,005,331
Vornado Realty Trust	5,304	219,639
Welltower, Inc.	18,337	2,473,294
Weyerhaeuser Co.	22,089	688,293
WP Carey, Inc.	6,572	366,192
		33,640,213

Financial Services 10.8%
Affiliated Managers Group, Inc.	962	186,532
Affirm Holdings, Inc. *	7,045	308,923
AGNC Investment Corp.	22,470	209,196
Ally Financial, Inc.	7,276	255,024
American Express Co.	10,669	2,881,483
Ameriprise Financial, Inc.	269	137,271
Annaly Capital Management, Inc.	15,121	287,450
Apollo Global Management, Inc.	3,985	570,891
Bank of New York Mellon Corp.	22,476	1,693,791
Berkshire Hathaway, Inc., Class B *	55,662	25,099,109
Blackrock, Inc.	4,490	4,404,825
Block, Inc. *	9,757	705,626
Capital One Financial Corp.	11,520	1,875,341
Carlyle Group, Inc.	6,630	331,699
Cboe Global Markets, Inc.	3,208	685,133
Charles Schwab Corp. (b)	40,648	2,879,098
CME Group, Inc.	10,931	2,463,410
Coinbase Global, Inc., Class A *	949	170,108
Corebridge Financial, Inc.	7,793	247,584
Credit Acceptance Corp. *	40	17,000
Discover Financial Services	7,623	1,131,482
Euronet Worldwide, Inc. *	1,312	129,193
Evercore, Inc., Class A	1,089	287,681
FactSet Research Systems, Inc.	743	337,367
Fidelity National Information Services, Inc.	17,103	1,534,652
Fiserv, Inc. *	11,895	2,354,020
Franklin Resources, Inc.	8,750	181,737
Global Payments, Inc.	7,722	800,849
Goldman Sachs Group, Inc.	7,010	3,629,708
Houlihan Lokey, Inc., Class A	1,453	251,035
Interactive Brokers Group, Inc., Class A	3,213	490,240
Intercontinental Exchange, Inc.	17,278	2,693,122
Invesco Ltd.	10,991	190,584
Jack Henry & Associates, Inc.	2,205	401,156
Janus Henderson Group PLC	3,911	161,563
Jefferies Financial Group, Inc.	3,816	244,148
KKR & Co., Inc.	14,585	2,016,230
Lazard, Inc.	208	11,022
MarketAxess Holdings, Inc.	1,123	325,019
MGIC Investment Corp.	7,762	194,360
Morgan Stanley	33,224	3,862,290
MSCI, Inc., Class A	985	562,632
Nasdaq, Inc.	12,548	927,548
Northern Trust Corp.	6,034	606,538
OneMain Holdings, Inc.	3,405	169,126
PayPal Holdings, Inc. *	31,106	2,466,706
Raymond James Financial, Inc.	5,753	852,710
Rithm Capital Corp.	15,465	163,774
Robinhood Markets, Inc., Class A *	20,138	473,042
Rocket Cos., Inc., Class A *	4,207	67,733
S&P Global, Inc.	9,517	4,571,586
SEI Investments Co.	3,040	227,270
SLM Corp.	6,610	145,618
SoFi Technologies, Inc. *	26,192	292,565
Starwood Property Trust, Inc.	9,500	187,530
State Street Corp.	9,165	850,512
Stifel Financial Corp.	3,014	312,311
Synchrony Financial	12,011	662,286
T. Rowe Price Group, Inc.	6,673	733,096
SECURITY	NUMBER OF SHARES	VALUE ($)
TPG, Inc.	1,914	129,539
Tradeweb Markets, Inc., Class A	2,138	271,526
UWM Holdings Corp.	887	5,712
Virtu Financial, Inc., Class A	2,385	73,840
Voya Financial, Inc.	3,091	248,207
Western Union Co.	8,486	91,309
WEX, Inc. *	1,133	195,556
XP, Inc., Class A	11,235	196,163
		82,121,387

Food, Beverage & Tobacco 3.7%
Altria Group, Inc.	52,244	2,845,208
Archer-Daniels-Midland Co.	14,509	801,042
Boston Beer Co., Inc., Class A *	207	60,252
Brown-Forman Corp., Class B	6,711	295,485
Bunge Global SA	4,269	358,681
Campbell Soup Co.	5,815	271,270
Coca-Cola Co.	50,393	3,291,167
Coca-Cola Consolidated, Inc.	184	206,864
Conagra Brands, Inc.	14,413	417,112
Constellation Brands, Inc., Class A	4,838	1,124,061
Darling Ingredients, Inc. *	4,872	190,544
Flowers Foods, Inc.	5,664	125,911
Freshpet, Inc. *	963	127,636
General Mills, Inc.	16,989	1,155,592
Hershey Co.	3,816	677,645
Hormel Foods Corp.	8,771	267,954
Ingredion, Inc.	1,991	264,325
J.M. Smucker Co.	3,139	356,308
Kellanova	7,948	641,006
Keurig Dr. Pepper, Inc.	34,058	1,122,211
Kraft Heinz Co.	26,992	903,152
Lamb Weston Holdings, Inc.	2,949	229,108
McCormick & Co., Inc. - Non Voting Shares	7,667	599,866
Molson Coors Beverage Co., Class B	5,367	292,341
Mondelez International, Inc., Class A	40,727	2,788,985
Monster Beverage Corp. *	4,290	225,997
PepsiCo, Inc.	8,781	1,458,348
Philip Morris International, Inc.	47,277	6,273,658
Pilgrim's Pride Corp. *	1,136	55,028
Post Holdings, Inc. *	1,489	162,614
Seaboard Corp.	8	22,128
Tyson Foods, Inc., Class A	8,534	500,007
		28,111,506

Health Care Equipment & Services 7.3%
Abbott Laboratories	52,595	5,962,695
Acadia Healthcare Co., Inc. *	2,781	118,721
Align Technology, Inc. *	948	194,368
Amedisys, Inc. *	971	91,857
Baxter International, Inc.	15,519	554,028
Becton Dickinson & Co.	8,795	2,054,424
Boston Scientific Corp. *	44,662	3,752,501
Cardinal Health, Inc.	2,990	324,475
Centene Corp. *	15,992	995,662
Certara, Inc. *	3,648	37,210
Chemed Corp.	402	217,176
Cigna Group	7,705	2,425,611
Cooper Cos., Inc. *	5,917	619,392
CVS Health Corp.	38,361	2,165,862
DENTSPLY SIRONA, Inc.	6,111	141,592
Doximity, Inc., Class A *	3,461	144,462
Edwards Lifesciences Corp. *	14,748	988,264
Elevance Health, Inc.	5,940	2,410,214
Encompass Health Corp.	3,042	302,557
Enovis Corp. *	1,654	68,261
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Envista Holdings Corp. *	5,235	109,778
GE HealthCare Technologies, Inc.	12,181	1,064,010
Globus Medical, Inc., Class A *	3,406	250,477
HCA Healthcare, Inc.	4,330	1,553,344
Henry Schein, Inc. *	3,871	271,860
Hologic, Inc. *	6,975	564,068
Humana, Inc.	3,656	942,627
Labcorp Holdings, Inc.	2,565	585,513
Masimo Corp. *	624	89,862
McKesson Corp.	2,247	1,124,826
Medtronic PLC	39,033	3,483,695
Molina Healthcare, Inc. *	644	206,866
Premier, Inc., Class A	3,188	64,238
Quest Diagnostics, Inc.	3,377	522,861
QuidelOrtho Corp. *	1,639	62,364
R1 RCM, Inc. *	4,779	68,149
ResMed, Inc.	3,206	777,359
Solventum Corp. *	4,213	305,780
STERIS PLC	2,999	665,328
Stryker Corp.	7,735	2,755,826
Teleflex, Inc.	1,437	288,923
Tenet Healthcare Corp. *	2,892	448,318
UnitedHealth Group, Inc.	26,066	14,714,257
Universal Health Services, Inc., Class B	1,759	359,381
Zimmer Biomet Holdings, Inc.	6,199	662,797
		55,511,839

Household & Personal Products 1.8%
BellRing Brands, Inc. *	3,980	262,004
Church & Dwight Co., Inc.	7,420	741,332
Colgate-Palmolive Co.	11,130	1,042,992
Coty, Inc., Class A *	11,591	86,237
Estee Lauder Cos., Inc., Class A	4,500	310,230
Kenvue, Inc.	58,276	1,336,269
Kimberly-Clark Corp.	6,040	810,447
Procter & Gamble Co.	55,751	9,208,950
Reynolds Consumer Products, Inc.	1,653	44,548
Spectrum Brands Holdings, Inc.	826	74,026
		13,917,035

Insurance 4.0%
Aflac, Inc.	16,956	1,776,819
Allstate Corp.	6,755	1,259,943
American Financial Group, Inc.	2,174	280,294
American International Group, Inc.	19,748	1,498,478
Aon PLC, Class A	5,969	2,189,847
Arch Capital Group Ltd. *	10,962	1,080,415
Arthur J Gallagher & Co.	6,108	1,717,570
Assurant, Inc.	1,576	302,119
Assured Guaranty Ltd.	1,563	130,448
Axis Capital Holdings Ltd.	2,387	186,807
Brighthouse Financial, Inc. *	1,869	88,404
Brown & Brown, Inc.	4,055	424,315
Chubb Ltd.	12,297	3,473,165
Cincinnati Financial Corp.	4,660	656,268
CNA Financial Corp.	658	31,525
Everest Group Ltd.	1,093	388,682
Fidelity National Financial, Inc.	7,913	476,125
First American Financial Corp.	3,063	196,491
Globe Life, Inc.	2,702	285,331
Hanover Insurance Group, Inc.	1,079	160,048
Hartford Financial Services Group, Inc.	8,879	980,597
Kemper Corp.	1,841	114,639
Lincoln National Corp.	5,144	178,754
Loews Corp.	5,387	425,357
Markel Group, Inc. *	299	461,061
SECURITY	NUMBER OF SHARES	VALUE ($)
Marsh & McLennan Cos., Inc.	12,963	2,829,045
MetLife, Inc.	17,885	1,402,542
Old Republic International Corp.	7,540	263,372
Primerica, Inc.	1,049	290,374
Principal Financial Group, Inc.	6,952	572,845
Progressive Corp.	2,787	676,767
Prudential Financial, Inc.	10,958	1,342,136
Reinsurance Group of America, Inc.	1,990	420,049
RenaissanceRe Holdings Ltd.	1,562	409,869
RLI Corp.	1,172	182,797
Travelers Cos., Inc.	6,944	1,707,807
Unum Group	5,622	360,820
W.R. Berkley Corp.	8,958	512,129
White Mountains Insurance Group Ltd.	74	132,988
Willis Towers Watson PLC	3,113	940,717
		30,807,759

Materials 4.5%
Air Products & Chemicals, Inc.	6,750	2,096,078
Albemarle Corp.	3,586	339,702
Alcoa Corp.	7,593	304,403
Amcor PLC	43,795	487,438
AptarGroup, Inc.	2,023	339,682
Ashland, Inc.	1,511	127,785
ATI, Inc. *	3,753	197,821
Avery Dennison Corp.	1,525	315,721
Axalta Coating Systems Ltd. *	6,706	254,292
Ball Corp.	9,342	553,514
Berry Global Group, Inc.	3,472	244,602
Celanese Corp., Class A	2,479	312,280
CF Industries Holdings, Inc.	5,547	456,130
Chemours Co.	4,237	76,944
Cleveland-Cliffs, Inc. *	9,528	123,673
Corteva, Inc.	21,240	1,293,941
CRH PLC	20,891	1,993,628
Crown Holdings, Inc.	3,534	330,606
Dow, Inc.	21,384	1,055,942
DuPont de Nemours, Inc.	12,706	1,054,471
Eagle Materials, Inc.	251	71,650
Eastman Chemical Co.	3,562	374,331
Ecolab, Inc.	1,002	246,221
Element Solutions, Inc.	6,739	182,627
FMC Corp.	3,792	246,442
Freeport-McMoRan, Inc.	43,532	1,959,811
Graphic Packaging Holding Co.	9,034	255,301
Huntsman Corp.	4,932	108,504
International Flavors & Fragrances, Inc.	7,766	772,173
International Paper Co.	10,535	585,114
Linde PLC	14,609	6,663,895
Louisiana-Pacific Corp.	591	58,450
LyondellBasell Industries NV, Class A	7,906	686,636
Martin Marietta Materials, Inc.	1,761	1,043,111
Mosaic Co.	9,691	259,331
MP Materials Corp. *	3,972	71,456
NewMarket Corp.	205	107,619
Newmont Corp.	35,104	1,595,126
Nucor Corp.	7,280	1,032,595
Olin Corp.	3,605	147,913
Packaging Corp. of America	2,692	616,306
PPG Industries, Inc.	7,087	882,402
Reliance, Inc.	1,736	497,086
Royal Gold, Inc.	1,993	291,098
RPM International, Inc.	2,997	380,949
Scotts Miracle-Gro Co.	1,290	112,204
Sealed Air Corp.	4,157	150,400
Sherwin-Williams Co.	637	228,536
Silgan Holdings, Inc.	2,502	129,453
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Smurfit WestRock PLC	15,731	810,147
Sonoco Products Co.	2,958	155,354
Steel Dynamics, Inc.	4,505	587,903
U.S. Steel Corp.	6,755	262,432
Vulcan Materials Co.	2,986	817,955
Westlake Corp.	1,015	133,919
		34,483,103

Media & Entertainment 2.4%
Charter Communications, Inc., Class A *	2,863	937,947
Comcast Corp., Class A	116,828	5,101,879
Electronic Arts, Inc.	8,129	1,226,260
Fox Corp., Class A	10,713	449,946
IAC, Inc. *	2,250	107,888
Interpublic Group of Cos., Inc.	11,466	337,100
Liberty Broadband Corp., Class C *	2,878	232,600
Liberty Media Corp.-Liberty Formula One, Class C *	4,437	354,250
Liberty Media Corp.-Liberty Live, Class C *	1,986	115,903
Madison Square Garden Sports Corp. *	521	116,027
Match Group, Inc. *	7,831	282,151
New York Times Co., Class A	4,875	272,220
News Corp., Class A	15,218	414,690
Nexstar Media Group, Inc., Class A	577	101,506
Omnicom Group, Inc.	5,903	596,203
Paramount Global, Class B	18,610	203,593
Playtika Holding Corp.	2,121	16,607
Roku, Inc. *	3,231	207,042
Sirius XM Holdings, Inc.	7,382	196,804
Take-Two Interactive Software, Inc. *	5,253	849,515
TKO Group Holdings, Inc. *	2,074	242,181
TripAdvisor, Inc. *	3,105	49,804
Trump Media & Technology Group Corp. *(a)	655	23,148
Walt Disney Co.	55,863	5,374,021
Warner Bros Discovery, Inc. *	73,861	600,490
ZoomInfo Technologies, Inc., Class A *	9,590	105,970
		18,515,745

Pharmaceuticals, Biotechnology & Life Sciences 7.6%
10X Genomics, Inc., Class A *	956	15,325
AbbVie, Inc.	30,605	6,239,441
Agilent Technologies, Inc.	8,913	1,161,453
Alnylam Pharmaceuticals, Inc. *	430	114,634
Amgen, Inc.	3,606	1,154,497
Avantor, Inc. *	20,589	460,576
Azenta, Inc. *	1,564	64,265
Biogen, Inc. *	4,422	769,428
BioMarin Pharmaceutical, Inc. *	5,742	378,340
Bio-Rad Laboratories, Inc., Class A *	580	207,750
Bio-Techne Corp.	4,729	348,764
Bristol-Myers Squibb Co.	61,697	3,440,842
Bruker Corp.	1,222	69,177
Catalent, Inc. *	5,459	319,897
Charles River Laboratories International, Inc. *	1,539	274,835
Danaher Corp.	19,630	4,822,306
Elanco Animal Health, Inc. *	14,752	186,465
Exact Sciences Corp. *	3,322	228,986
Exelixis, Inc. *	1,452	48,206
Fortrea Holdings, Inc. *	2,443	41,091
Gilead Sciences, Inc.	37,956	3,371,252
GRAIL, Inc. *	829	11,250
Illumina, Inc. *	4,846	698,502
Incyte Corp. *	4,554	337,543
Ionis Pharmaceuticals, Inc. *	311	11,939
IQVIA Holdings, Inc. *	4,867	1,001,726
SECURITY	NUMBER OF SHARES	VALUE ($)
Jazz Pharmaceuticals PLC *	1,898	208,837
Johnson & Johnson	73,360	11,727,330
Mettler-Toledo International, Inc. *	643	830,595
Moderna, Inc. *	9,789	532,130
Organon & Co.	7,759	145,714
Perrigo Co. PLC	4,112	105,391
Pfizer, Inc.	172,455	4,880,477
QIAGEN NV *	6,778	285,354
Regeneron Pharmaceuticals, Inc. *	2,912	2,440,838
Repligen Corp. *	1,455	195,363
Revvity, Inc.	3,719	441,036
Roivant Sciences Ltd. *	12,957	149,653
Royalty Pharma PLC, Class A	11,936	322,272
Sotera Health Co. *	4,557	71,408
Thermo Fisher Scientific, Inc.	11,613	6,344,414
United Therapeutics Corp. *	1,333	498,502
Vertex Pharmaceuticals, Inc. *	3,935	1,872,981
Viatris, Inc.	35,931	416,800
Waters Corp. *	703	227,146
West Pharmaceutical Services, Inc.	868	267,283
Zoetis, Inc.	2,442	436,581
		58,178,595

Real Estate Management & Development 0.4%
CBRE Group, Inc., Class A *	9,294	1,217,235
CoStar Group, Inc. *	12,376	900,849
Howard Hughes Holdings, Inc. *	936	71,174
Jones Lang LaSalle, Inc. *	994	269,334
Seaport Entertainment Group, Inc. *	236	6,407
Zillow Group, Inc., Class C *	6,166	370,515
		2,835,514

Semiconductors & Semiconductor Equipment 3.2%
Advanced Micro Devices, Inc. *	16,646	2,398,189
Allegro MicroSystems, Inc. *	3,742	77,983
Amkor Technology, Inc.	3,438	87,497
Analog Devices, Inc.	15,066	3,361,375
Applied Materials, Inc.	2,042	370,786
Astera Labs, Inc. *	649	45,534
Cirrus Logic, Inc. *	1,642	180,324
First Solar, Inc. *	3,251	632,255
GLOBALFOUNDRIES, Inc. *	2,982	108,843
Intel Corp.	129,605	2,789,100
Lattice Semiconductor Corp. *	554	28,066
MACOM Technology Solutions Holdings, Inc. *	1,687	189,619
Marvell Technology, Inc.	23,974	1,920,557
Microchip Technology, Inc.	16,108	1,181,844
Micron Technology, Inc.	33,525	3,340,766
MKS Instruments, Inc.	1,880	186,740
ON Semiconductor Corp. *	13,095	923,067
Onto Innovation, Inc. *	1,109	219,948
Qorvo, Inc. *	2,882	205,371
QUALCOMM, Inc.	2,108	343,119
Skyworks Solutions, Inc.	4,872	426,690
Teradyne, Inc.	416	44,183
Texas Instruments, Inc.	24,323	4,941,461
Universal Display Corp.	705	127,126
Wolfspeed, Inc. *	3,833	51,017
		24,181,460

Software & Services 3.2%
Accenture PLC, Class A	19,082	6,579,855
Akamai Technologies, Inc. *	4,591	464,058
Amdocs Ltd.	3,467	304,212
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
ANSYS, Inc. *	2,659	851,970
Aspen Technology, Inc. *	813	190,836
Bill Holdings, Inc. *	2,345	136,854
CCC Intelligent Solutions Holdings, Inc. *	13,500	140,535
Cognizant Technology Solutions Corp., Class A	15,112	1,127,204
Dolby Laboratories, Inc., Class A	1,772	129,179
DoubleVerify Holdings, Inc. *	1,919	32,719
Dropbox, Inc., Class A *	5,105	131,964
DXC Technology Co. *	5,510	109,429
EPAM Systems, Inc. *	1,572	296,558
Fair Isaac Corp. *	111	221,235
Fortinet, Inc. *	3,539	278,378
Gen Digital, Inc.	16,553	481,858
Globant SA *	317	66,535
Guidewire Software, Inc. *	1,362	253,686
HashiCorp, Inc., Class A *	948	32,099
Informatica, Inc., Class A *	1,941	52,989
International Business Machines Corp.	27,896	5,766,661
Kyndryl Holdings, Inc. *	6,843	156,636
MicroStrategy, Inc., Class A *	4,457	1,089,737
nCino, Inc. *	954	35,584
Nutanix, Inc., Class A *	5,270	327,267
Okta, Inc. *	2,684	192,953
PTC, Inc. *	1,415	262,242
Roper Technologies, Inc.	3,248	1,746,547
Salesforce, Inc.	4,331	1,261,924
SentinelOne, Inc., Class A *	7,027	181,226
Twilio, Inc., Class A *	4,176	336,794
Tyler Technologies, Inc. *	193	116,879
UiPath, Inc., Class A *	1,977	24,436
Unity Software, Inc. *	5,005	100,500
VeriSign, Inc. *	2,388	422,294
Zoom Video Communications, Inc., Class A *	8,033	600,387
		24,504,220

Technology Hardware & Equipment 2.6%
Amphenol Corp., Class A	14,970	1,003,289
Arrow Electronics, Inc. *	1,618	192,008
Avnet, Inc.	2,718	147,343
CDW Corp.	2,038	383,613
Ciena Corp. *	4,392	278,936
Cisco Systems, Inc.	123,282	6,752,155
Cognex Corp.	5,004	201,311
Coherent Corp. *	4,004	370,130
Corning, Inc.	23,370	1,112,178
Crane NXT Co.	1,488	80,754
Dell Technologies, Inc., Class C	6,964	860,959
F5, Inc. *	1,781	416,540
Hewlett Packard Enterprise Co.	39,465	769,173
HP, Inc.	22,626	803,675
IPG Photonics Corp. *	812	65,740
Jabil, Inc.	3,088	380,102
Juniper Networks, Inc.	9,907	385,382
Keysight Technologies, Inc. *	5,296	789,157
Littelfuse, Inc.	733	179,314
Lumentum Holdings, Inc. *	1,987	126,910
Motorola Solutions, Inc.	2,632	1,182,689
NetApp, Inc.	3,441	396,782
Pure Storage, Inc., Class A *	1,145	57,307
TD SYNNEX Corp.	2,286	263,690
Teledyne Technologies, Inc. *	1,402	638,359
Trimble, Inc. *	7,382	446,611
Ubiquiti, Inc.	70	18,598
Vontier Corp.	4,648	172,348
Western Digital Corp. *	9,904	646,830
SECURITY	NUMBER OF SHARES	VALUE ($)
Zebra Technologies Corp., Class A *	1,231	470,205
		19,592,088

Telecommunication Services 1.8%
AT&T, Inc.	218,331	4,921,181
Frontier Communications Parent, Inc. *	7,393	264,152
GCI Liberty, Inc. *(c)	2,247	0
Iridium Communications, Inc.	3,167	92,888
Liberty Global Ltd., Class C *	9,792	201,911
T-Mobile U.S., Inc.	14,716	3,284,022
Verizon Communications, Inc.	128,167	5,399,676
		14,163,830

Transportation 2.1%
Alaska Air Group, Inc. *	3,805	182,298
American Airlines Group, Inc. *	18,302	245,247
Avis Budget Group, Inc.	317	26,311
CH Robinson Worldwide, Inc.	3,541	364,865
CSX Corp.	59,404	1,998,351
Delta Air Lines, Inc.	19,573	1,119,967
Expeditors International of Washington, Inc.	3,608	429,352
FedEx Corp.	6,884	1,885,183
GXO Logistics, Inc. *	3,539	211,668
JB Hunt Transport Services, Inc.	2,494	450,466
Kirby Corp. *	1,775	203,699
Knight-Swift Transportation Holdings, Inc.	4,754	247,588
Landstar System, Inc.	1,089	191,414
Lyft, Inc., Class A *	3,410	44,228
Norfolk Southern Corp.	6,872	1,720,955
Ryder System, Inc.	1,297	189,725
Saia, Inc. *	335	163,684
Schneider National, Inc., Class B	1,423	40,242
Southwest Airlines Co.	18,169	555,608
U-Haul Holding Co., Non Voting Shares	1,869	127,578
Union Pacific Corp.	9,664	2,242,724
United Airlines Holdings, Inc. *	9,932	777,278
United Parcel Service, Inc., Class B	22,176	2,972,915
		16,391,346

Utilities 4.8%
AES Corp.	21,554	355,425
Alliant Energy Corp.	7,752	465,120
Ameren Corp.	8,126	707,856
American Electric Power Co., Inc.	16,024	1,582,370
American Water Works Co., Inc.	5,945	821,064
Atmos Energy Corp.	4,579	635,474
Avangrid, Inc.	2,150	76,777
Brookfield Renewable Corp., Class A	4,115	125,837
CenterPoint Energy, Inc.	19,221	567,596
Clearway Energy, Inc., Class C	3,448	97,854
CMS Energy Corp.	9,004	626,768
Consolidated Edison, Inc.	10,595	1,077,300
Constellation Energy Corp.	8,053	2,117,617
Dominion Energy, Inc.	25,477	1,516,646
DTE Energy Co.	6,254	776,872
Duke Energy Corp.	23,451	2,703,197
Edison International	11,593	955,263
Entergy Corp.	6,477	1,002,510
Essential Utilities, Inc.	7,707	297,490
Evergy, Inc.	6,758	408,454
Eversource Energy	10,685	703,607
Exelon Corp.	30,375	1,193,737
FirstEnergy Corp.	17,507	732,318
IDACORP, Inc.	1,526	157,910
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
National Fuel Gas Co.	2,751	166,518
NextEra Energy, Inc.	62,531	4,955,582
NiSource, Inc.	13,574	477,262
NRG Energy, Inc.	3,736	337,734
OGE Energy Corp.	5,991	239,580
PG&E Corp.	64,976	1,313,815
Pinnacle West Capital Corp.	3,432	301,364
PPL Corp.	22,498	732,535
Public Service Enterprise Group, Inc.	15,135	1,353,220
Sempra	19,265	1,606,123
Southern Co.	33,362	3,036,943
UGI Corp.	6,333	151,422
WEC Energy Group, Inc.	9,595	916,610
Xcel Energy, Inc.	16,891	1,128,488
		36,422,258
Total Common Stocks (Cost $535,825,991)		758,602,212

INVESTMENT COMPANIES 0.2% OF NET ASSETS

Equity Funds 0.2%
iShares Russell 1000 Value ETF	6,300	1,182,384
Total Investment Companies (Cost $1,168,395)		1,182,384

SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82% (d)	2,548,109	2,548,109
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82% (d)(e)	226,368	226,368
		2,774,477
Total Short-Term Investments (Cost $2,774,477)		2,774,477
Total Investments in Securities (Cost $539,768,863)		762,559,073

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 12/20/24	10	2,869,250	(60,226)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $208,303.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended October 31, 2024:
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.4% OF NET ASSETS

Financial Services 0.4%
Charles Schwab Corp.	$2,523,420	$601,853	($1,171,352 )	$144,824	$780,353	$2,879,098	40,648	$46,119
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$744,438,382	$—	$—	$744,438,382
Telecommunication Services	14,163,830	—	0 *	14,163,830
Investment Companies[1]	1,182,384	—	—	1,182,384
Short-Term Investments[1]	2,774,477	—	—	2,774,477
Liabilities
Futures Contracts[2]	(60,226)	—	—	(60,226)
Total	$762,498,847	$—	$0	$762,498,847

*	Level 3 amount shown includes securities determined to have no value at October 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $1,882,922)		$2,879,098
Investments in securities, at value - unaffiliated issuers (cost $537,885,941) including securities on loan of $208,303		759,679,975
Deposit with broker for futures contracts		160,601
Receivables:
Dividends		681,255
Fund shares sold		412,436
Foreign tax reclaims		68,725
Income from securities on loan	+	315
Total assets		763,882,405

Liabilities
Collateral held for securities on loan		226,368
Payables:
Investments bought		404,066
Fund shares redeemed		379,505
Variation margin on futures contracts		62,544
Investment adviser fees	+	22,986
Total liabilities		1,095,469
Net assets		$762,786,936

Net Assets by Source
Capital received from investors		$567,688,737
Total distributable earnings	+	195,098,199
Net assets		$762,786,936

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$762,786,936		12,860,694		$59.31

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $1,912)		$15,330,867
Dividends received from securities - affiliated issuers		46,119
Other Interest		9,062
Securities on loan, net	+	46,336
Total investment income		15,432,384

Expenses
Investment adviser fees		243,363
Total expenses	–	243,363
Net investment income		15,189,021

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		144,824
Net realized gains on sales of securities - unaffiliated issuers		1,640,052
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		10,843,172
Net realized gains on futures contracts	+	794,232
Net realized gains		13,422,280
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		780,353
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		149,163,627
Net change in unrealized appreciation (depreciation) on futures contracts	+	(60,019)
Net change in unrealized appreciation (depreciation)	+	149,883,961
Net realized and unrealized gains		163,306,241
Increase in net assets resulting from operations		$178,495,262
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$15,189,021	$14,590,528
Net realized gains		13,422,280	603,093
Net change in unrealized appreciation (depreciation)	+	149,883,961	(11,298,959)
Increase in net assets resulting from operations		$178,495,262	$3,894,662

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($16,362,330 )	($14,210,885 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,522,785	$245,441,328	5,801,820	$283,185,301
Shares reinvested		261,070	12,821,154	239,623	11,415,609
Shares redeemed	+	(4,667,183)	(250,261,407)	(6,931,984)	(339,427,728)
Net transactions in fund shares		116,672	$8,001,075	(890,541)	($44,826,818 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		12,744,022	$592,652,929	13,634,563	$647,795,970
Total increase (decrease)	+	116,672	170,134,007	(890,541)	(55,143,041)
End of period		12,860,694	$762,786,936	12,744,022	$592,652,929
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$50.52	$51.84	$64.44	$44.98	$44.29
Income (loss) from investment operations:
Net investment income (loss)[1]	0.97	0.89	0.79	0.69	0.72
Net realized and unrealized gains (losses)	16.71	(1.40)	(11.54)	19.54	1.09
Total from investment operations	17.68	(0.51)	(10.75)	20.23	1.81
Less distributions:
Distributions from net investment income	(0.88)	(0.77)	(0.63)	(0.77)	(0.64)
Distributions from net realized gains	—	(0.04)	(1.22)	—	(0.48)
Total distributions	(0.88)	(0.81)	(1.85)	(0.77)	(1.12)
Net asset value at end of period	$67.32	$50.52	$51.84	$64.44	$44.98
Total return	35.35%	(1.03%)	(17.15%)	45.35%	4.04%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%[2]	0.04%	0.04%
Net investment income (loss)	1.57%	1.66%	1.41%	1.19%	1.69%
Portfolio turnover rate	13%[3]	8%[3]	11%[3]	14%	29%
Net assets, end of period (x 1,000,000)	$1,630	$1,063	$903	$891	$483

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Portfolio turnover rate excludes in-kind transactions.
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of October 31, 2024

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 0.5%
Aptiv PLC *	37,878	2,152,606
BorgWarner, Inc.	31,622	1,063,448
Gentex Corp.	32,151	974,497
Harley-Davidson, Inc.	16,824	537,527
Lear Corp.	7,863	752,961
Lucid Group, Inc. *(a)	137,375	303,599
QuantumScape Corp., Class A *(a)	48,969	252,190
Rivian Automotive, Inc., Class A *	113,949	1,150,885
Thor Industries, Inc.	7,100	738,968
		7,926,681

Banks 2.9%
Bank OZK	14,719	643,956
BOK Financial Corp.	3,137	333,244
Citizens Financial Group, Inc.	62,815	2,645,768
Columbia Banking System, Inc.	28,816	821,544
Comerica, Inc.	18,399	1,172,200
Commerce Bancshares, Inc.	16,548	1,034,250
Cullen/Frost Bankers, Inc.	8,180	1,041,723
East West Bancorp, Inc.	19,150	1,866,933
Fifth Third Bancorp	94,913	4,145,800
First Citizens BancShares, Inc., Class A	1,666	3,227,625
First Hawaiian, Inc.	17,543	434,014
First Horizon Corp.	75,617	1,310,443
FNB Corp.	49,171	712,979
Huntington Bancshares, Inc.	200,793	3,130,363
KeyCorp	128,810	2,221,972
M&T Bank Corp.	23,098	4,496,719
NU Holdings Ltd., Class A *	442,311	6,674,473
Pinnacle Financial Partners, Inc.	10,528	1,110,178
Popular, Inc.	9,912	884,448
Prosperity Bancshares, Inc.	12,489	914,195
Regions Financial Corp.	127,786	3,050,252
Synovus Financial Corp.	19,894	992,114
TFS Financial Corp.	7,050	90,592
Webster Financial Corp.	23,683	1,226,779
Western Alliance Bancorp	14,958	1,244,655
Wintrust Financial Corp.	9,021	1,045,444
Zions Bancorp NA	20,100	1,046,406
		47,519,069

Capital Goods 11.7%
A.O. Smith Corp.	16,724	1,255,972
AAON, Inc.	9,484	1,083,263
Acuity Brands, Inc.	4,269	1,283,646
Advanced Drainage Systems, Inc.	9,727	1,457,883
AECOM	18,867	2,014,996
AGCO Corp.	8,674	866,012
Air Lease Corp., Class A	14,438	640,325
Allegion PLC	12,126	1,693,153
Allison Transmission Holdings, Inc.	12,115	1,294,609
AMETEK, Inc.	32,090	5,883,381
API Group Corp. *	31,560	1,077,458
Armstrong World Industries, Inc.	6,059	845,534
Axon Enterprise, Inc. *	9,980	4,226,530
AZEK Co., Inc., Class A *	19,983	879,252
Builders FirstSource, Inc. *	16,683	2,859,466
BWX Technologies, Inc.	12,676	1,543,303
Carlisle Cos., Inc.	6,401	2,702,694
CNH Industrial NV	121,588	1,365,433
Comfort Systems USA, Inc.	4,893	1,913,359
SECURITY	NUMBER OF SHARES	VALUE ($)
Core & Main, Inc., Class A *	26,689	1,181,789
Crane Co.	6,789	1,067,774
Cummins, Inc.	18,991	6,247,659
Curtiss-Wright Corp.	5,312	1,832,428
Donaldson Co., Inc.	16,629	1,216,578
Dover Corp.	19,059	3,608,441
EMCOR Group, Inc.	6,452	2,878,044
Esab Corp.	7,879	969,432
Fastenal Co.	79,565	6,220,392
Ferguson Enterprises, Inc.	28,120	5,532,329
Flowserve Corp.	18,252	960,785
Fortive Corp.	48,908	3,493,499
Fortune Brands Innovations, Inc.	17,098	1,424,776
Gates Industrial Corp. PLC *	28,633	554,049
Generac Holdings, Inc. *	8,197	1,357,013
Graco, Inc.	23,252	1,893,875
Hayward Holdings, Inc. *	19,880	323,249
HEICO Corp.	14,940	3,659,553
Hexcel Corp.	11,315	664,077
Howmet Aerospace, Inc.	56,322	5,616,430
Hubbell, Inc., Class B	7,444	3,178,811
Huntington Ingalls Industries, Inc.	5,490	1,015,430
IDEX Corp.	10,513	2,256,510
Ingersoll Rand, Inc.	56,096	5,385,216
ITT, Inc.	11,427	1,601,151
L3Harris Technologies, Inc.	26,324	6,514,400
Lennox International, Inc.	4,458	2,686,257
Lincoln Electric Holdings, Inc.	7,675	1,477,898
Loar Holdings, Inc. *	1,469	126,598
Masco Corp.	30,612	2,446,205
MasTec, Inc. *	8,695	1,068,529
MDU Resources Group, Inc.	28,336	817,494
Middleby Corp. *	7,396	959,261
MSC Industrial Direct Co., Inc., Class A	6,406	506,523
Nordson Corp.	7,889	1,955,604
nVent Electric PLC	22,928	1,709,741
Oshkosh Corp.	9,079	928,237
Otis Worldwide Corp.	56,155	5,514,421
Owens Corning	11,984	2,118,651
Pentair PLC	22,909	2,270,740
Quanta Services, Inc.	20,189	6,089,608
RBC Bearings, Inc. *	3,941	1,104,859
Regal Rexnord Corp.	9,220	1,535,499
Rockwell Automation, Inc.	15,930	4,248,690
Sensata Technologies Holding PLC	20,648	709,052
Simpson Manufacturing Co., Inc.	5,880	1,057,165
SiteOne Landscape Supply, Inc. *	6,207	867,366
Snap-on, Inc.	7,190	2,373,635
Spirit AeroSystems Holdings, Inc., Class A *	16,120	521,804
Stanley Black & Decker, Inc.	21,397	1,988,637
Textron, Inc.	25,956	2,087,382
Timken Co.	8,930	741,190
Toro Co.	14,554	1,171,306
Trex Co., Inc. *	15,062	1,067,143
United Rentals, Inc.	9,235	7,506,208
Valmont Industries, Inc.	2,776	865,224
Vertiv Holdings Co., Class A	49,761	5,438,380
Watsco, Inc.	4,812	2,276,124
WESCO International, Inc.	6,060	1,163,338
Westinghouse Air Brake Technologies Corp.	24,314	4,570,546
WillScot Holdings Corp. *	25,666	850,571
Woodward, Inc.	8,346	1,369,495
WW Grainger, Inc.	6,049	6,709,732
Xylem, Inc.	33,587	4,090,225
		190,529,297

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Commercial & Professional Services 3.7%
Amentum Holdings, Inc. *	17,427	518,279
Booz Allen Hamilton Holding Corp., Class A	17,814	3,236,091
Broadridge Financial Solutions, Inc.	16,277	3,432,168
CACI International, Inc., Class A *	3,066	1,694,149
Clarivate PLC *	56,179	370,781
Clean Harbors, Inc. *	7,082	1,637,783
Concentrix Corp.	6,491	275,933
Dayforce, Inc. *	20,933	1,485,196
Dun & Bradstreet Holdings, Inc.	42,044	499,903
Equifax, Inc.	17,074	4,524,952
FTI Consulting, Inc. *	4,879	951,795
Genpact Ltd.	24,419	932,073
Jacobs Solutions, Inc.	17,345	2,438,360
KBR, Inc.	18,547	1,242,835
Leidos Holdings, Inc.	18,744	3,433,151
ManpowerGroup, Inc.	6,533	410,599
MSA Safety, Inc.	5,149	854,477
Parsons Corp. *	6,330	684,653
Paychex, Inc.	44,703	6,228,469
Paycom Software, Inc.	7,060	1,475,752
Paycor HCM, Inc. *	10,167	153,420
Paylocity Holding Corp. *	6,092	1,124,401
RB Global, Inc.	25,422	2,154,260
Robert Half, Inc.	14,088	959,534
Rollins, Inc.	38,859	1,831,813
Science Applications International Corp.	7,100	1,024,459
SS&C Technologies Holdings, Inc.	29,811	2,084,683
Stericycle, Inc. *	12,868	790,996
Tetra Tech, Inc.	36,947	1,805,969
TransUnion	26,997	2,734,796
Veralto Corp.	34,327	3,507,876
Verisk Analytics, Inc., Class A	19,798	5,438,907
Vestis Corp.	18,476	249,796
		60,188,309

Consumer Discretionary Distribution & Retail 3.3%
Advance Auto Parts, Inc.	8,348	297,940
AutoNation, Inc. *	3,533	549,275
Bath & Body Works, Inc.	31,258	887,102
Best Buy Co., Inc.	29,982	2,711,272
Burlington Stores, Inc. *	8,824	2,186,322
CarMax, Inc. *	21,808	1,578,463
Carvana Co., Class A *	15,047	3,721,274
Coupang, Inc., Class A *	160,981	4,151,700
Dick's Sporting Goods, Inc.	7,763	1,519,607
Dillard's, Inc., Class A	421	156,410
eBay, Inc.	70,348	4,045,713
Etsy, Inc. *	16,208	833,740
Five Below, Inc. *	7,521	712,916
Floor & Decor Holdings, Inc., Class A *	14,576	1,502,057
GameStop Corp., Class A *	52,176	1,157,264
Gap, Inc.	27,820	577,821
Genuine Parts Co.	19,343	2,218,642
Kohl's Corp.	15,536	287,105
Lithia Motors, Inc., Class A	3,757	1,248,714
LKQ Corp.	36,471	1,341,768
Macy's, Inc.	37,955	582,230
Murphy USA, Inc.	2,580	1,260,201
Nordstrom, Inc.	13,869	313,578
Ollie's Bargain Outlet Holdings, Inc. *	8,502	780,739
Penske Automotive Group, Inc.	2,575	387,718
Pool Corp.	5,169	1,869,317
RH *	2,060	655,183
Ross Stores, Inc.	45,731	6,389,535
SECURITY	NUMBER OF SHARES	VALUE ($)
Tractor Supply Co.	14,992	3,980,526
Ulta Beauty, Inc. *	6,658	2,456,669
Valvoline, Inc. *	17,845	718,797
Wayfair, Inc., Class A *	13,007	557,090
Williams-Sonoma, Inc.	17,706	2,374,906
		54,011,594

Consumer Durables & Apparel 2.9%
Amer Sports, Inc. *	8,042	143,550
Birkenstock Holding PLC *	5,442	250,332
Brunswick Corp.	9,425	751,549
Capri Holdings Ltd. *	15,923	314,320
Carter's, Inc.	4,949	270,710
Columbia Sportswear Co.	4,588	369,196
Crocs, Inc. *	8,246	889,084
Deckers Outdoor Corp. *	21,085	3,392,366
DR Horton, Inc.	41,220	6,966,180
Garmin Ltd.	21,524	4,269,285
Hasbro, Inc.	19,352	1,270,072
Leggett & Platt, Inc.	18,280	219,360
Lennar Corp., Class A	34,537	5,881,651
Mattel, Inc. *	46,854	954,885
Mohawk Industries, Inc. *	7,303	980,574
Newell Brands, Inc.	57,795	508,596
NVR, Inc. *	399	3,651,971
Polaris, Inc.	7,158	500,416
PulteGroup, Inc.	28,682	3,715,179
PVH Corp.	7,695	757,650
Ralph Lauren Corp., Class A	5,596	1,107,616
SharkNinja, Inc.	9,197	848,055
Skechers USA, Inc., Class A *	18,319	1,125,886
Tapestry, Inc.	31,857	1,511,615
Tempur Sealy International, Inc.	23,238	1,113,333
Toll Brothers, Inc.	14,189	2,077,837
TopBuild Corp. *	4,403	1,555,932
Under Armour, Inc., Class A *	51,786	442,770
VF Corp.	48,667	1,007,894
Whirlpool Corp.	7,310	756,658
YETI Holdings, Inc. *	11,839	416,851
		48,021,373

Consumer Services 3.8%
ADT, Inc.	40,157	289,130
Aramark	36,436	1,378,374
Boyd Gaming Corp.	9,572	663,244
Bright Horizons Family Solutions, Inc. *	7,995	1,067,093
Caesars Entertainment, Inc. *	29,793	1,193,210
Carnival Corp. *	138,769	3,052,918
Cava Group, Inc. *	10,452	1,395,969
Choice Hotels International, Inc. (a)	3,890	542,694
Churchill Downs, Inc.	9,698	1,358,690
Darden Restaurants, Inc.	16,557	2,649,451
Domino's Pizza, Inc.	4,830	1,998,316
DraftKings, Inc., Class A *	63,003	2,225,266
Duolingo, Inc. *	5,110	1,497,077
Dutch Bros, Inc., Class A *	15,257	505,312
Expedia Group, Inc. *	17,587	2,749,024
Grand Canyon Education, Inc. *	4,070	558,038
H&R Block, Inc.	19,219	1,147,951
Hilton Worldwide Holdings, Inc.	34,152	8,020,597
Hyatt Hotels Corp., Class A	6,091	885,936
Las Vegas Sands Corp.	49,234	2,552,783
Light & Wonder, Inc. *	12,512	1,173,375
Marriott Vacations Worldwide Corp.	4,868	374,982
MGM Resorts International *	32,478	1,197,464
Norwegian Cruise Line Holdings Ltd. *	59,350	1,503,929
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Penn Entertainment, Inc. *	21,079	416,310
Planet Fitness, Inc., Class A *	12,095	949,699
Royal Caribbean Cruises Ltd.	32,953	6,799,852
Service Corp. International	19,838	1,619,773
Texas Roadhouse, Inc., Class A	9,252	1,768,242
Travel & Leisure Co.	9,351	447,071
Vail Resorts, Inc.	5,282	875,175
Wendy's Co.	24,042	459,443
Wingstop, Inc.	4,071	1,171,186
Wyndham Hotels & Resorts, Inc.	10,651	940,696
Wynn Resorts Ltd.	14,224	1,365,788
Yum! Brands, Inc.	39,165	5,136,881
		61,930,939

Consumer Staples Distribution & Retail 1.5%
Albertsons Cos., Inc., Class A	57,930	1,048,533
BJ's Wholesale Club Holdings, Inc. *	18,308	1,551,237
Casey's General Stores, Inc.	5,132	2,022,111
Dollar General Corp.	30,568	2,446,663
Dollar Tree, Inc. *	28,041	1,812,570
Grocery Outlet Holding Corp. *	13,253	189,518
Kroger Co.	92,221	5,143,165
Maplebear, Inc. *	23,904	1,054,167
Performance Food Group Co. *	21,197	1,722,256
Sysco Corp.	69,236	5,189,238
U.S. Foods Holding Corp. *	31,760	1,958,004
Walgreens Boots Alliance, Inc.	99,574	941,970
		25,079,432

Energy 5.2%
Antero Midstream Corp.	46,846	673,177
Antero Resources Corp. *	40,200	1,040,376
APA Corp.	50,363	1,188,567
Baker Hughes Co., Class A	138,739	5,283,181
Cheniere Energy, Inc.	31,922	6,109,232
Chord Energy Corp.	8,558	1,070,606
Civitas Resources, Inc.	13,815	674,034
Coterra Energy, Inc.	103,220	2,469,022
Devon Energy Corp.	87,471	3,383,378
Diamondback Energy, Inc.	26,216	4,634,202
DT Midstream, Inc.	13,472	1,214,501
EQT Corp.	81,950	2,994,453
Expand Energy Corp.	31,478	2,666,816
Halliburton Co.	122,542	3,399,315
Hess Corp.	38,832	5,222,127
HF Sinclair Corp.	22,019	850,154
Kinder Morgan, Inc.	269,472	6,604,759
Marathon Oil Corp.	77,559	2,148,384
Matador Resources Co.	16,379	853,510
New Fortress Energy, Inc.	8,731	73,428
NOV, Inc.	54,759	849,312
ONEOK, Inc.	81,111	7,858,034
Ovintiv, Inc.	36,523	1,431,702
Permian Resources Corp., Class A	90,911	1,239,117
Range Resources Corp.	32,921	988,618
Targa Resources Corp.	30,542	5,099,292
TechnipFMC PLC	59,509	1,588,295
Texas Pacific Land Corp.	2,612	3,045,592
Viper Energy, Inc.	14,037	728,520
Weatherford International PLC	10,024	791,896
Williams Cos., Inc.	169,171	8,859,485
		85,033,085

SECURITY	NUMBER OF SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) 7.1%
Agree Realty Corp.	13,755	1,021,309
Alexandria Real Estate Equities, Inc.	24,108	2,689,247
American Homes 4 Rent, Class A	46,871	1,651,734
Americold Realty Trust, Inc.	39,408	1,011,997
AvalonBay Communities, Inc.	19,716	4,369,263
Brixmor Property Group, Inc.	41,554	1,119,880
BXP, Inc.	21,869	1,761,767
Camden Property Trust	14,347	1,661,239
Cousins Properties, Inc.	20,983	642,709
Crown Castle, Inc.	60,430	6,495,621
CubeSmart	31,057	1,485,767
Digital Realty Trust, Inc.	44,890	8,000,745
EastGroup Properties, Inc.	6,724	1,151,687
EPR Properties	10,375	470,714
Equity LifeStyle Properties, Inc.	25,635	1,797,526
Equity Residential	52,499	3,694,355
Essex Property Trust, Inc.	8,881	2,520,961
Extra Space Storage, Inc.	29,070	4,747,131
Federal Realty Investment Trust	11,481	1,272,554
First Industrial Realty Trust, Inc.	18,345	962,929
Gaming & Leisure Properties, Inc.	36,278	1,820,793
Healthcare Realty Trust, Inc., Class A	52,879	908,461
Healthpeak Properties, Inc.	97,243	2,183,105
Highwoods Properties, Inc.	14,429	483,949
Host Hotels & Resorts, Inc.	96,660	1,666,418
Invitation Homes, Inc.	85,143	2,674,342
Iron Mountain, Inc.	40,467	5,006,982
Kilroy Realty Corp.	16,184	650,920
Kimco Realty Corp.	91,433	2,168,791
Lamar Advertising Co., Class A	12,099	1,597,068
Lineage, Inc.	8,583	635,485
Medical Properties Trust, Inc. (a)	81,980	379,567
Mid-America Apartment Communities, Inc.	16,157	2,445,200
National Storage Affiliates Trust	9,468	399,076
NNN REIT, Inc.	25,114	1,090,952
Omega Healthcare Investors, Inc.	34,342	1,458,505
Park Hotels & Resorts, Inc.	28,952	402,143
Rayonier, Inc.	20,459	638,935
Realty Income Corp.	121,152	7,192,794
Regency Centers Corp.	25,602	1,829,007
Rexford Industrial Realty, Inc.	29,985	1,286,057
SBA Communications Corp., Class A	14,915	3,422,545
Simon Property Group, Inc.	44,971	7,605,496
STAG Industrial, Inc.	25,152	937,667
Sun Communities, Inc.	17,167	2,277,718
UDR, Inc.	45,622	1,924,792
Ventas, Inc.	56,052	3,670,845
VICI Properties, Inc., Class A	144,903	4,602,119
Vornado Realty Trust	24,362	1,008,830
Weyerhaeuser Co.	101,338	3,157,692
WP Carey, Inc.	30,044	1,674,052
		115,729,441

Financial Services 8.1%
Affiliated Managers Group, Inc.	4,353	844,047
Affirm Holdings, Inc. *	32,166	1,410,479
AGNC Investment Corp.	102,360	952,972
Ally Financial, Inc.	38,164	1,337,648
Ameriprise Financial, Inc.	13,927	7,106,948
Annaly Capital Management, Inc.	69,604	1,323,172
ARES Management Corp., Class A	25,437	4,265,276
Bank of New York Mellon Corp.	102,727	7,741,507
Block, Inc. *	77,213	5,584,044
Blue Owl Capital, Inc., Class A	69,760	1,559,834
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Carlyle Group, Inc.	30,450	1,523,413
Cboe Global Markets, Inc.	14,668	3,132,645
Coinbase Global, Inc., Class A *	27,435	4,917,724
Corebridge Financial, Inc.	35,487	1,127,422
Corpay, Inc. *	9,495	3,130,691
Credit Acceptance Corp. *	869	369,325
Discover Financial Services	34,757	5,158,981
Equitable Holdings, Inc.	45,484	2,062,245
Euronet Worldwide, Inc. *	5,994	590,229
Evercore, Inc., Class A	4,998	1,320,322
FactSet Research Systems, Inc.	5,291	2,402,431
Fidelity National Information Services, Inc.	78,133	7,010,874
Franklin Resources, Inc.	39,757	825,753
Global Payments, Inc.	35,380	3,669,260
Houlihan Lokey, Inc., Class A	7,282	1,258,111
Interactive Brokers Group, Inc., Class A	14,646	2,234,687
Invesco Ltd.	50,865	881,999
Jack Henry & Associates, Inc.	10,056	1,829,488
Janus Henderson Group PLC	17,939	741,060
Jefferies Financial Group, Inc.	24,201	1,548,380
Lazard, Inc.	15,275	809,422
LPL Financial Holdings, Inc.	10,355	2,921,974
MarketAxess Holdings, Inc.	5,141	1,487,908
MGIC Investment Corp.	35,582	890,973
Morningstar, Inc.	3,698	1,213,129
MSCI, Inc., Class A	10,680	6,100,416
Nasdaq, Inc.	57,253	4,232,142
Northern Trust Corp.	27,728	2,787,219
OneMain Holdings, Inc.	15,604	775,051
Raymond James Financial, Inc.	26,281	3,895,370
Rithm Capital Corp.	71,601	758,255
Robinhood Markets, Inc., Class A *	92,198	2,165,731
Rocket Cos., Inc., Class A *	19,150	308,315
SEI Investments Co.	13,939	1,042,080
Shift4 Payments, Inc., Class A *	8,496	768,378
SLM Corp.	29,819	656,913
SoFi Technologies, Inc. *	142,880	1,595,970
Starwood Property Trust, Inc.	43,359	855,907
State Street Corp.	41,893	3,887,670
Stifel Financial Corp.	13,825	1,432,546
Synchrony Financial	54,876	3,025,863
T. Rowe Price Group, Inc.	30,491	3,349,741
Toast, Inc., Class A *	61,510	1,847,145
TPG, Inc.	11,622	786,577
Tradeweb Markets, Inc., Class A	16,132	2,048,764
UWM Holdings Corp.	13,201	85,014
Virtu Financial, Inc., Class A	11,317	350,374
Voya Financial, Inc.	14,066	1,129,500
Western Union Co.	47,045	506,204
WEX, Inc. *	5,692	982,439
XP, Inc., Class A	56,674	989,528
		131,547,485

Food, Beverage & Tobacco 2.4%
Archer-Daniels-Midland Co.	66,279	3,659,263
Boston Beer Co., Inc., Class A *	1,246	362,673
Brown-Forman Corp., Class B	30,646	1,349,343
Bunge Global SA	19,588	1,645,784
Campbell Soup Co.	26,749	1,247,841
Celsius Holdings, Inc. *	24,561	738,795
Coca-Cola Consolidated, Inc.	841	945,503
Conagra Brands, Inc.	66,186	1,915,423
Darling Ingredients, Inc. *	22,116	864,957
Flowers Foods, Inc.	25,970	577,313
Freshpet, Inc. *	6,478	858,594
General Mills, Inc.	77,615	5,279,372
SECURITY	NUMBER OF SHARES	VALUE ($)
Hershey Co.	20,243	3,594,752
Hormel Foods Corp.	40,394	1,234,037
Ingredion, Inc.	9,076	1,204,930
J.M. Smucker Co.	14,309	1,624,215
Kellanova	36,457	2,940,257
Lamb Weston Holdings, Inc.	20,026	1,555,820
McCormick & Co., Inc. - Non Voting Shares	35,041	2,741,608
Molson Coors Beverage Co., Class B	24,368	1,327,325
Pilgrim's Pride Corp. *	5,711	276,641
Post Holdings, Inc. *	6,893	752,784
Seaboard Corp.	36	99,576
Tyson Foods, Inc., Class A	39,143	2,293,388
		39,090,194

Health Care Equipment & Services 5.3%
Acadia Healthcare Co., Inc. *	12,686	541,565
Align Technology, Inc. *	10,430	2,138,463
Amedisys, Inc. *	4,418	417,943
Baxter International, Inc.	70,840	2,528,988
Cardinal Health, Inc.	33,854	3,673,836
Cencora, Inc.	23,086	5,265,455
Centene Corp. *	73,092	4,550,708
Certara, Inc. *	16,371	166,984
Chemed Corp.	2,057	1,111,274
Cooper Cos., Inc. *	27,153	2,842,376
DaVita, Inc. *	6,996	978,111
DENTSPLY SIRONA, Inc.	28,082	650,660
Dexcom, Inc. *	55,638	3,921,366
Doximity, Inc., Class A *	17,011	710,039
Encompass Health Corp.	13,784	1,370,957
Enovis Corp. *	7,526	310,598
Envista Holdings Corp. *	23,930	501,812
GE HealthCare Technologies, Inc.	61,352	5,359,097
Globus Medical, Inc., Class A *	15,530	1,142,076
Henry Schein, Inc. *	17,804	1,250,375
Hologic, Inc. *	31,813	2,572,717
Humana, Inc.	16,758	4,320,715
IDEXX Laboratories, Inc. *	11,458	4,662,489
Inspire Medical Systems, Inc. *	4,056	791,082
Insulet Corp. *	9,693	2,244,220
Labcorp Holdings, Inc.	11,694	2,669,389
Masimo Corp. *	5,974	860,316
Molina Healthcare, Inc. *	8,082	2,596,100
Penumbra, Inc. *	5,122	1,172,272
Premier, Inc., Class A	14,291	287,964
Quest Diagnostics, Inc.	15,448	2,391,814
QuidelOrtho Corp. *	7,385	280,999
R1 RCM, Inc. *	21,823	311,196
ResMed, Inc.	20,210	4,900,319
Solventum Corp. *	19,314	1,401,810
STERIS PLC	13,704	3,040,233
Teleflex, Inc.	6,538	1,314,530
Tenet Healthcare Corp. *	13,202	2,046,574
Universal Health Services, Inc., Class B	8,025	1,639,588
Veeva Systems, Inc., Class A *	20,501	4,281,224
Zimmer Biomet Holdings, Inc.	28,432	3,039,950
		86,258,184

Household & Personal Products 0.9%
BellRing Brands, Inc. *	18,076	1,189,943
Church & Dwight Co., Inc.	33,912	3,388,148
Clorox Co.	17,228	2,731,499
Coty, Inc., Class A *	53,278	396,388
elf Beauty, Inc. *	7,451	784,218
Kenvue, Inc.	266,185	6,103,622
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Reynolds Consumer Products, Inc.	7,551	203,500
Spectrum Brands Holdings, Inc.	3,807	341,183
		15,138,501

Insurance 5.2%
Aflac, Inc.	77,564	8,127,932
Allstate Corp.	36,513	6,810,405
American Financial Group, Inc.	9,992	1,288,269
Arch Capital Group Ltd. *	50,141	4,941,897
Arthur J Gallagher & Co.	30,002	8,436,562
Assurant, Inc.	7,236	1,387,141
Assured Guaranty Ltd.	7,230	603,416
Axis Capital Holdings Ltd.	10,814	846,304
Brighthouse Financial, Inc. *	8,637	408,530
Brown & Brown, Inc.	33,196	3,473,629
Cincinnati Financial Corp.	21,289	2,998,130
CNA Financial Corp.	3,032	145,263
Everest Group Ltd.	5,990	2,130,104
Fidelity National Financial, Inc.	36,064	2,169,971
First American Financial Corp.	13,909	892,262
Globe Life, Inc.	12,342	1,303,315
Hanover Insurance Group, Inc.	4,933	731,712
Hartford Financial Services Group, Inc.	40,668	4,491,374
Kemper Corp.	8,412	523,815
Kinsale Capital Group, Inc.	3,061	1,310,445
Lincoln National Corp.	23,513	817,077
Loews Corp.	24,867	1,963,498
Markel Group, Inc. *	1,786	2,754,030
Old Republic International Corp.	34,544	1,206,622
Primerica, Inc.	4,813	1,332,287
Principal Financial Group, Inc.	31,951	2,632,762
Prudential Financial, Inc.	49,963	6,119,468
Reinsurance Group of America, Inc.	9,145	1,930,327
RenaissanceRe Holdings Ltd.	7,143	1,874,323
RLI Corp.	5,767	899,479
Ryan Specialty Holdings, Inc., Class A	14,219	936,606
Unum Group	25,612	1,643,778
W.R. Berkley Corp.	40,883	2,337,281
White Mountains Insurance Group Ltd.	346	621,810
Willis Towers Watson PLC	14,207	4,293,213
		84,383,037

Materials 5.9%
Albemarle Corp.	16,296	1,543,720
Alcoa Corp.	34,909	1,399,502
Amcor PLC	200,238	2,228,649
AptarGroup, Inc.	9,176	1,540,742
Ashland, Inc.	6,921	585,309
ATI, Inc. *	17,116	902,184
Avery Dennison Corp.	11,148	2,307,970
Axalta Coating Systems Ltd. *	30,551	1,158,494
Ball Corp.	42,692	2,529,501
Berry Global Group, Inc.	15,855	1,116,985
Celanese Corp., Class A	15,188	1,913,232
CF Industries Holdings, Inc.	25,292	2,079,761
Chemours Co.	20,882	379,217
Cleveland-Cliffs, Inc. *	63,907	829,513
Corteva, Inc.	97,232	5,923,373
Crown Holdings, Inc.	16,243	1,519,533
Dow, Inc.	97,829	4,830,796
DuPont de Nemours, Inc.	58,129	4,824,126
Eagle Materials, Inc.	4,623	1,319,682
Eastman Chemical Co.	16,215	1,704,034
Element Solutions, Inc.	31,222	846,116
FMC Corp.	17,274	1,122,637
Graphic Packaging Holding Co.	41,349	1,168,523
SECURITY	NUMBER OF SHARES	VALUE ($)
Huntsman Corp.	22,802	501,644
International Flavors & Fragrances, Inc.	35,540	3,533,742
International Paper Co.	48,214	2,677,806
Louisiana-Pacific Corp.	8,957	885,847
LyondellBasell Industries NV, Class A	36,190	3,143,102
Martin Marietta Materials, Inc.	8,521	5,047,329
Mosaic Co.	44,358	1,187,020
MP Materials Corp. *	18,298	329,181
NewMarket Corp.	934	490,322
Nucor Corp.	33,318	4,725,825
Olin Corp.	16,264	667,312
Packaging Corp. of America	12,330	2,822,830
PPG Industries, Inc.	32,483	4,044,458
Reliance, Inc.	7,947	2,275,544
Royal Gold, Inc.	9,148	1,336,157
RPM International, Inc.	17,632	2,241,204
Scotts Miracle-Gro Co.	5,912	514,226
Sealed Air Corp.	20,111	727,616
Silgan Holdings, Inc.	11,484	594,182
Smurfit WestRock PLC	71,873	3,701,460
Sonoco Products Co.	13,535	710,858
Steel Dynamics, Inc.	20,670	2,697,435
U.S. Steel Corp.	30,867	1,199,183
Vulcan Materials Co.	18,393	5,038,394
Westlake Corp.	4,638	611,938
		95,478,214

Media & Entertainment 3.4%
Charter Communications, Inc., Class A *	13,042	4,272,690
Electronic Arts, Inc.	37,171	5,607,245
Fox Corp., Class A	48,705	2,045,610
IAC, Inc. *	10,354	496,474
Interpublic Group of Cos., Inc.	52,265	1,536,591
Liberty Broadband Corp., Class C *	17,642	1,425,827
Liberty Media Corp.-Liberty Formula One, Class C *	31,626	2,525,020
Liberty Media Corp.-Liberty Live, Class C *	9,085	530,201
Live Nation Entertainment, Inc. *	21,969	2,573,449
Madison Square Garden Sports Corp. *	2,582	575,011
Match Group, Inc. *	35,707	1,286,523
New York Times Co., Class A	22,266	1,243,333
News Corp., Class A	69,677	1,898,698
Nexstar Media Group, Inc., Class A	4,308	757,863
Omnicom Group, Inc.	26,923	2,719,223
Paramount Global, Class B	84,910	928,915
Pinterest, Inc., Class A *	83,641	2,658,947
Playtika Holding Corp.	9,254	72,459
ROBLOX Corp., Class A *	71,062	3,675,327
Roku, Inc. *	17,521	1,122,746
Sirius XM Holdings, Inc.	33,872	903,028
Take-Two Interactive Software, Inc. *	23,964	3,875,458
TKO Group Holdings, Inc. *	10,980	1,282,135
Trade Desk, Inc., Class A *	61,434	7,384,981
TripAdvisor, Inc. *	14,923	239,365
Trump Media & Technology Group Corp. *(a)	8,327	294,276
Warner Bros Discovery, Inc. *	337,669	2,745,249
ZoomInfo Technologies, Inc., Class A *	43,506	480,741
		55,157,385

Pharmaceuticals, Biotechnology & Life Sciences 4.4%
10X Genomics, Inc., Class A *	14,447	231,585
Agilent Technologies, Inc.	40,713	5,305,311
Alnylam Pharmaceuticals, Inc. *	17,553	4,679,454
Apellis Pharmaceuticals, Inc. *	14,630	398,814
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Avantor, Inc. *	94,382	2,111,325
Azenta, Inc. *	7,288	299,464
Biogen, Inc. *	20,248	3,523,152
BioMarin Pharmaceutical, Inc. *	26,250	1,729,613
Bio-Rad Laboratories, Inc., Class A *	2,690	963,531
Bio-Techne Corp.	21,577	1,591,304
Bruker Corp.	15,235	862,453
Catalent, Inc. *	25,136	1,472,970
Charles River Laboratories International, Inc. *	7,106	1,268,990
Elanco Animal Health, Inc. *	68,422	864,854
Exact Sciences Corp. *	25,330	1,745,997
Exelixis, Inc. *	39,738	1,319,302
Fortrea Holdings, Inc. *	12,604	211,999
GRAIL, Inc. *	3,423	46,450
Illumina, Inc. *	22,148	3,192,413
Incyte Corp. *	22,094	1,637,607
Intra-Cellular Therapies, Inc. *	14,284	1,210,569
Ionis Pharmaceuticals, Inc. *	21,691	832,718
IQVIA Holdings, Inc. *	25,053	5,156,408
Jazz Pharmaceuticals PLC *	8,541	939,766
Medpace Holdings, Inc. *	3,542	1,112,967
Mettler-Toledo International, Inc. *	2,933	3,788,703
Natera, Inc. *	15,729	1,902,580
Neurocrine Biosciences, Inc. *	13,828	1,663,094
Organon & Co.	35,583	668,249
Perrigo Co. PLC	18,918	484,868
QIAGEN NV *	31,022	1,306,026
Repligen Corp. *	7,728	1,037,639
Revvity, Inc.	17,082	2,025,754
Roivant Sciences Ltd. *	59,084	682,420
Royalty Pharma PLC, Class A	54,358	1,467,666
Sarepta Therapeutics, Inc. *	12,571	1,583,946
Sotera Health Co. *	20,938	328,098
Ultragenyx Pharmaceutical, Inc. *	12,530	638,905
United Therapeutics Corp. *	6,062	2,267,006
Viatris, Inc.	165,278	1,917,225
Viking Therapeutics, Inc. *	14,632	1,061,405
Waters Corp. *	8,200	2,649,502
West Pharmaceutical Services, Inc.	10,096	3,108,861
		71,290,963

Real Estate Management & Development 0.8%
CBRE Group, Inc., Class A *	42,517	5,568,451
CoStar Group, Inc. *	56,415	4,106,448
Howard Hughes Holdings, Inc. *	4,279	325,375
Jones Lang LaSalle, Inc. *	6,554	1,775,872
Seaport Entertainment Group, Inc. *	1,064	28,888
Zillow Group, Inc., Class C *	28,326	1,702,109
		13,507,143

Semiconductors & Semiconductor Equipment 2.1%
Allegro MicroSystems, Inc. *	16,875	351,675
Amkor Technology, Inc.	15,691	399,336
Astera Labs, Inc. *	3,066	215,110
Cirrus Logic, Inc. *	7,474	820,795
Enphase Energy, Inc. *	18,306	1,520,130
Entegris, Inc.	20,959	2,194,617
First Solar, Inc. *	14,826	2,883,360
GLOBALFOUNDRIES, Inc. *	13,641	497,896
Lattice Semiconductor Corp. *	18,933	959,146
MACOM Technology Solutions Holdings, Inc. *	7,774	873,798
Microchip Technology, Inc.	73,706	5,407,809
MKS Instruments, Inc.	9,278	921,584
Monolithic Power Systems, Inc.	6,528	4,956,710
SECURITY	NUMBER OF SHARES	VALUE ($)
ON Semiconductor Corp. *	59,671	4,206,209
Onto Innovation, Inc. *	6,809	1,350,429
Qorvo, Inc. *	13,150	937,069
Skyworks Solutions, Inc.	22,279	1,951,195
Teradyne, Inc.	21,723	2,307,200
Universal Display Corp.	6,497	1,171,539
Wolfspeed, Inc. *	17,622	234,549
		34,160,156

Software & Services 7.1%
Akamai Technologies, Inc. *	20,895	2,112,067
Amdocs Ltd.	15,932	1,397,953
ANSYS, Inc. *	12,126	3,885,292
Appfolio, Inc., Class A *	3,143	653,335
AppLovin Corp., Class A *	36,454	6,174,943
Aspen Technology, Inc. *	3,746	879,299
Bentley Systems, Inc., Class B	19,475	939,864
Bill Holdings, Inc. *	14,299	834,490
CCC Intelligent Solutions Holdings, Inc. *	62,781	653,550
Cloudflare, Inc., Class A *	41,680	3,655,753
Cognizant Technology Solutions Corp., Class A	69,184	5,160,435
Confluent, Inc., Class A *	34,380	899,725
Datadog, Inc., Class A *	41,549	5,211,907
DocuSign, Inc., Class A *	28,286	1,962,483
Dolby Laboratories, Inc., Class A	8,099	590,417
DoubleVerify Holdings, Inc. *	20,343	346,848
Dropbox, Inc., Class A *	33,374	862,718
DXC Technology Co. *	24,797	492,468
Dynatrace, Inc. *	40,908	2,200,850
Elastic NV *	11,292	905,957
EPAM Systems, Inc. *	7,717	1,455,812
Fair Isaac Corp. *	3,297	6,571,284
Five9, Inc. *	10,294	303,982
Gartner, Inc. *	10,476	5,264,190
Gen Digital, Inc.	75,468	2,196,873
Gitlab, Inc., Class A *	16,501	886,929
Globant SA *	5,824	1,222,399
GoDaddy, Inc., Class A *	19,656	3,278,621
Guidewire Software, Inc. *	11,392	2,121,874
HashiCorp, Inc., Class A *	19,592	663,385
HubSpot, Inc. *	6,792	3,768,134
Informatica, Inc., Class A *	8,965	244,745
Kyndryl Holdings, Inc. *	31,427	719,364
Manhattan Associates, Inc. *	8,520	2,243,827
MicroStrategy, Inc., Class A *	21,766	5,321,787
MongoDB, Inc., Class A *	9,819	2,655,058
nCino, Inc. *	11,348	423,280
Nutanix, Inc., Class A *	33,802	2,099,104
Okta, Inc. *	22,127	1,590,710
Palantir Technologies, Inc., Class A *	279,669	11,623,044
Pegasystems, Inc.	6,227	494,673
Procore Technologies, Inc. *	14,662	962,560
PTC, Inc. *	16,465	3,051,458
RingCentral, Inc., Class A *	11,313	407,381
SentinelOne, Inc., Class A *	38,050	981,309
Smartsheet, Inc., Class A *	18,633	1,051,274
Teradata Corp. *	13,565	437,200
Twilio, Inc., Class A *	23,671	1,909,066
Tyler Technologies, Inc. *	5,894	3,569,347
UiPath, Inc., Class A *	61,593	761,289
Unity Software, Inc. *	41,437	832,055
VeriSign, Inc. *	11,735	2,075,217
Zoom Video Communications, Inc., Class A *	36,683	2,741,687
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Zscaler, Inc. *	12,739	2,303,084
		116,052,356

Technology Hardware & Equipment 3.3%
Arrow Electronics, Inc. *	7,350	872,224
Avnet, Inc.	12,422	673,397
CDW Corp.	18,673	3,514,819
Ciena Corp. *	20,055	1,273,693
Cognex Corp.	23,898	961,417
Coherent Corp. *	18,341	1,695,442
Corning, Inc.	106,537	5,070,096
Crane NXT Co.	6,786	368,276
F5, Inc. *	8,099	1,894,194
Hewlett Packard Enterprise Co.	180,348	3,514,983
HP, Inc.	135,945	4,828,766
IPG Photonics Corp. *	3,799	307,567
Jabil, Inc.	15,320	1,885,739
Juniper Networks, Inc.	45,158	1,756,646
Keysight Technologies, Inc. *	24,220	3,609,022
Littelfuse, Inc.	3,400	831,742
Lumentum Holdings, Inc. *	9,328	595,779
NetApp, Inc.	28,637	3,302,132
Pure Storage, Inc., Class A *	42,587	2,131,479
Super Micro Computer, Inc. *	68,880	2,005,097
TD SYNNEX Corp.	10,502	1,211,406
Teledyne Technologies, Inc. *	6,440	2,932,261
Trimble, Inc. *	33,904	2,051,192
Ubiquiti, Inc.	574	152,506
Vontier Corp.	21,346	791,510
Western Digital Corp. *	45,375	2,963,441
Zebra Technologies Corp., Class A *	7,115	2,717,717
		53,912,543

Telecommunication Services 0.2%
Frontier Communications Parent, Inc. *	34,057	1,216,856
GCI Liberty, Inc. *(b)	6,049	0
Iridium Communications, Inc.	16,275	477,346
Liberty Global Ltd., Class C *	44,342	914,332
		2,608,534

Transportation 2.2%
Alaska Air Group, Inc. *	17,516	839,192
American Airlines Group, Inc. *	90,878	1,217,765
Avis Budget Group, Inc.	2,336	193,888
CH Robinson Worldwide, Inc.	16,101	1,659,047
Delta Air Lines, Inc.	89,536	5,123,250
Expeditors International of Washington, Inc.	19,643	2,337,517
GXO Logistics, Inc. *	16,334	976,937
JB Hunt Transport Services, Inc.	11,416	2,061,958
Kirby Corp. *	8,060	924,966
Knight-Swift Transportation Holdings, Inc.	21,687	1,129,459
Landstar System, Inc.	4,946	869,358
Lyft, Inc., Class A *	49,984	648,292
Old Dominion Freight Line, Inc.	27,304	5,496,841
Ryder System, Inc.	5,889	861,443
Saia, Inc. *	3,680	1,798,085
Schneider National, Inc., Class B	6,453	182,491
Southwest Airlines Co.	83,122	2,541,871
U-Haul Holding Co., Non Voting Shares	15,055	1,027,654
United Airlines Holdings, Inc. *	45,508	3,561,456
XPO, Inc. *	15,850	2,068,900
		35,520,370

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 5.7%
AES Corp.	98,402	1,622,649
Alliant Energy Corp.	35,565	2,133,900
Ameren Corp.	36,991	3,222,286
American Water Works Co., Inc.	27,109	3,744,024
Atmos Energy Corp.	20,925	2,903,971
Avangrid, Inc.	9,941	354,993
Brookfield Renewable Corp., Class A	18,718	572,396
CenterPoint Energy, Inc.	88,118	2,602,125
Clearway Energy, Inc., Class C	15,957	452,860
CMS Energy Corp.	41,388	2,881,019
Consolidated Edison, Inc.	48,139	4,894,774
DTE Energy Co.	28,734	3,569,337
Edison International	52,876	4,356,982
Entergy Corp.	29,630	4,586,131
Essential Utilities, Inc.	35,031	1,352,197
Evergy, Inc.	30,878	1,866,266
Eversource Energy	48,831	3,215,521
Exelon Corp.	139,081	5,465,883
FirstEnergy Corp.	80,030	3,347,655
IDACORP, Inc.	6,990	723,325
National Fuel Gas Co.	12,718	769,821
NiSource, Inc.	62,250	2,188,710
NRG Energy, Inc.	28,884	2,611,114
OGE Energy Corp.	27,724	1,108,683
PG&E Corp.	297,144	6,008,252
Pinnacle West Capital Corp.	15,796	1,387,047
PPL Corp.	102,670	3,342,935
Public Service Enterprise Group, Inc.	69,315	6,197,454
UGI Corp.	29,003	693,462
Vistra Corp.	47,884	5,983,585
WEC Energy Group, Inc.	43,961	4,199,594
Xcel Energy, Inc.	77,310	5,165,081
		93,524,032
Total Common Stocks (Cost $1,271,975,503)		1,623,598,317

INVESTMENT COMPANIES 0.2% OF NET ASSETS

Equity Funds 0.2%
iShares Russell Mid-Cap ETF	27,000	2,367,900
Total Investment Companies (Cost $1,931,091)		2,367,900

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82% (c)	3,094,309	3,094,309
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82% (c)(d)	1,792,630	1,792,630
		4,886,939
Total Short-Term Investments (Cost $4,886,939)		4,886,939
Total Investments in Securities (Cost $1,278,793,533)		1,630,853,156

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 12/20/24	11	3,424,960	(64,256)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,665,317.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,620,989,783	$—	$—	$1,620,989,783
Telecommunication Services	2,608,534	—	0 *	2,608,534
Investment Companies[1]	2,367,900	—	—	2,367,900
Short-Term Investments[1]	4,886,939	—	—	4,886,939
Liabilities
Futures Contracts[2]	(64,256)	—	—	(64,256)
Total	$1,630,788,900	$—	$0	$1,630,788,900

*	Level 3 amount shown includes securities determined to have no value at October 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - unaffiliated issuers (cost $1,278,793,533) including securities on loan of $1,665,317		$1,630,853,156
Deposit with broker for futures contracts		294,400
Receivables:
Fund shares sold		988,456
Dividends		601,979
Income from securities on loan	+	3,027
Total assets		1,632,741,018

Liabilities
Collateral held for securities on loan		1,792,630
Payables:
Fund shares redeemed		862,627
Investment adviser fees		55,582
Variation margin on futures contracts	+	45,980
Total liabilities		2,756,819
Net assets		$1,629,984,199

Net Assets by Source
Capital received from investors		$1,284,058,643
Total distributable earnings	+	345,925,556
Net assets		$1,629,984,199

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,629,984,199		24,211,095		$67.32

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $10,620)		$22,344,426
Other Interest		18,485
Securities on loan, net	+	203,080
Total investment income		22,565,991

Expenses
Investment adviser fees		560,687
Total expenses	–	560,687
Net investment income		22,005,304

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		21,507,832
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		23,346,308
Net realized gains on futures contracts	+	1,762,383
Net realized gains		46,616,523
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		321,662,184
Net change in unrealized appreciation (depreciation) on futures contracts	+	(84,150)
Net change in unrealized appreciation (depreciation)	+	321,578,034
Net realized and unrealized gains		368,194,557
Increase in net assets resulting from operations		$390,199,861
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$22,005,304	$17,187,964
Net realized gains		46,616,523	3,084,904
Net change in unrealized appreciation (depreciation)	+	321,578,034	(41,931,352)
Increase (decrease) in net assets resulting from operations		$390,199,861	($21,658,484 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($18,556,015 )	($14,308,048 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,673,060	$472,023,059	7,273,631	$391,888,488
Shares reinvested		274,351	15,325,220	225,612	11,761,152
Shares redeemed	+	(4,772,760)	(291,842,392)	(3,886,346)	(208,151,675)
Net transactions in fund shares		3,174,651	$195,505,887	3,612,897	$195,497,965

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		21,036,444	$1,062,834,466	17,423,547	$903,303,033
Total increase	+	3,174,651	567,149,733	3,612,897	159,531,433
End of period		24,211,095	$1,629,984,199	21,036,444	$1,062,834,466
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$20.39	$18.17	$24.45	$18.56	$20.48
Income (loss) from investment operations:
Net investment income (loss)[1]	0.67	0.63	0.65	0.64	0.47
Net realized and unrealized gains (losses)	3.79	2.13	(6.14)	5.66	(1.75)
Total from investment operations	4.46	2.76	(5.49)	6.30	(1.28)
Less distributions:
Distributions from net investment income	(0.75)	(0.54)	(0.79)	(0.41)	(0.64)
Net asset value at end of period	$24.10	$20.39	$18.17	$24.45	$18.56
Total return	22.21%	15.30%	(23.12%)	34.24%	(6.56%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%[2]	0.06%	0.06%
Net investment income (loss)	2.84%	2.99%	3.12%	2.76%	2.47%
Portfolio turnover rate	7%	13%	5%	3%	7%
Net assets, end of period (x 1,000,000)	$9,873	$7,952	$7,127	$8,781	$5,937

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of October 31, 2024

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.8% OF NET ASSETS

Australia 7.6%
Ampol Ltd.	133,836	2,450,341
ANZ Group Holdings Ltd.	1,780,483	36,287,142
APA Group	781,744	3,579,410
Aristocrat Leisure Ltd.	338,044	13,602,764
ASX Ltd.	115,715	4,927,956
BHP Group Ltd.	2,993,974	83,180,274
BlueScope Steel Ltd.	252,027	3,349,031
Brambles Ltd.	833,352	10,033,570
CAR Group Ltd.	215,544	5,309,068
Cochlear Ltd.	39,092	7,237,433
Coles Group Ltd.	802,686	9,264,195
Commonwealth Bank of Australia	987,812	92,137,498
Computershare Ltd.	315,580	5,455,573
CSL Ltd.	285,559	53,615,184
Dexus	645,463	3,029,311
Endeavour Group Ltd.	894,038	2,750,161
Fortescue Ltd.	1,011,494	12,666,785
Goodman Group	1,011,582	24,156,064
GPT Group	1,082,941	3,355,090
Insurance Australia Group Ltd.	1,395,028	6,850,220
James Hardie Industries PLC *	253,687	8,090,903
Lottery Corp. Ltd.	1,282,097	4,189,230
Macquarie Group Ltd.	214,632	32,483,757
Medibank Pvt Ltd.	1,644,000	3,863,700
Mineral Resources Ltd.	106,159	2,728,011
Mirvac Group	2,301,362	3,217,157
National Australia Bank Ltd.	1,824,191	46,234,340
Northern Star Resources Ltd.	676,851	7,854,445
Orica Ltd.	283,101	3,215,733
Origin Energy Ltd.	1,020,395	6,442,867
Pilbara Minerals Ltd. *(a)	1,745,908	3,233,748
Pro Medicus Ltd.	34,230	4,336,095
Qantas Airways Ltd. *	462,168	2,446,940
QBE Insurance Group Ltd.	890,989	10,059,374
Ramsay Health Care Ltd.	109,990	2,892,911
REA Group Ltd.	30,948	4,575,195
Reece Ltd.	140,504	2,093,593
Rio Tinto Ltd.	219,629	17,244,723
Santos Ltd.	1,917,214	8,529,420
Scentre Group	3,005,216	6,889,957
SEEK Ltd.	211,223	3,431,573
Seven Group Holdings Ltd.	123,015	3,351,559
Sonic Healthcare Ltd.	273,787	4,824,214
South32 Ltd.	2,684,116	6,436,923
Stockland	1,403,322	4,745,503
Suncorp Group Ltd.	757,034	8,880,204
Telstra Group Ltd.	2,392,703	5,989,949
Transurban Group	1,810,016	15,084,574
Treasury Wine Estates Ltd.	478,210	3,550,396
Vicinity Ltd.	2,306,237	3,278,592
Washington H Soul Pattinson & Co. Ltd.	134,635	2,950,294
Wesfarmers Ltd.	672,550	29,586,193
Westpac Banking Corp.	2,042,886	42,904,256
WiseTech Global Ltd.	98,143	7,535,240
Woodside Energy Group Ltd.	1,125,033	17,706,269
Woolworths Group Ltd.	724,141	14,202,723
Xero Ltd. *	86,140	8,368,977
		746,686,608

SECURITY	NUMBER OF SHARES	VALUE ($)
Austria 0.2%
Erste Group Bank AG	198,292	11,216,523
OMV AG	90,203	3,738,072
Verbund AG	39,990	3,293,345
voestalpine AG	64,583	1,344,425
		19,592,365

Belgium 1.0%
Ageas SA	92,286	4,816,253
Anheuser-Busch InBev SA	531,856	31,534,468
Argenx SE *	35,295	20,811,892
D'ieteren Group	13,261	2,870,964
Elia Group SA	16,766	1,595,382
Groupe Bruxelles Lambert NV	50,017	3,613,962
KBC Group NV	134,164	9,772,661
Lotus Bakeries NV	237	3,106,621
Sofina SA	9,337	2,289,196
Syensqo SA	42,904	3,328,288
UCB SA	74,933	14,428,231
Warehouses De Pauw CVA	106,528	2,535,227
		100,703,145

Denmark 3.4%
AP Moller - Maersk AS, Class A	1,922	2,930,933
AP Moller - Maersk AS, Class B	2,600	4,112,584
Carlsberg AS, Class B	56,621	6,257,394
Coloplast AS, Class B	74,048	9,274,556
Danske Bank AS	405,830	12,000,003
Demant AS *	57,474	2,122,872
DSV AS	120,828	26,449,907
Genmab AS *	36,686	8,216,095
Novo Nordisk AS, Class B	1,902,934	213,442,572
Novonesis (Novozymes) B, Class B	208,472	13,100,745
Orsted AS *	111,149	6,541,853
Pandora AS	49,066	7,418,589
Rockwool AS, B Shares	5,451	2,358,921
Tryg AS	205,760	4,856,090
Vestas Wind Systems AS *	601,765	11,468,032
Zealand Pharma AS *	38,801	4,479,282
		335,030,428

Finland 1.0%
Elisa OYJ	82,146	3,910,144
Fortum OYJ	268,558	3,965,183
Kesko OYJ, B Shares	158,051	3,394,654
Kone OYJ, B Shares	202,450	11,101,750
Metso OYJ (a)	369,156	3,513,316
Neste OYJ	256,285	4,114,914
Nokia OYJ	3,126,848	14,796,307
Nordea Bank Abp	1,853,834	21,702,799
Orion OYJ, B Shares	64,293	3,122,584
Sampo OYJ, A Shares	300,602	13,328,998
Stora Enso OYJ, R Shares	335,275	3,741,484
UPM-Kymmene OYJ	316,010	9,299,088
Wartsila OYJ Abp	294,624	5,642,767
		101,633,988

France 11.2%
Accor SA	115,094	5,221,491
Aeroports de Paris SA	19,435	2,312,128
Air Liquide SA	340,979	61,137,963
Airbus SE	351,161	53,566,519
Alstom SA *	211,418	4,650,448
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Amundi SA	37,132	2,692,220
ArcelorMittal SA	276,467	6,838,213
Arkema SA	33,318	2,936,052
AXA SA	1,073,235	40,297,060
BioMerieux	24,777	2,773,126
BNP Paribas SA	600,452	41,007,258
Bollore SE	411,955	2,571,824
Bouygues SA	114,755	3,688,400
Bureau Veritas SA	187,279	5,939,539
Capgemini SE	91,760	15,918,597
Carrefour SA	317,852	5,047,784
Cie de Saint-Gobain SA	268,972	24,391,699
Cie Generale des Etablissements Michelin SCA	403,594	13,639,663
Covivio SA	33,021	1,878,544
Credit Agricole SA	628,532	9,634,189
Danone SA	381,516	27,254,934
Dassault Aviation SA	11,352	2,292,121
Dassault Systemes SE	396,988	13,586,979
Edenred SE	149,601	4,838,493
Eiffage SA	42,781	3,981,783
Engie SA	1,077,101	18,053,839
EssilorLuxottica SA	175,672	41,205,252
Eurazeo SE	26,064	1,987,973
Eurofins Scientific SE	82,173	4,052,933
Euronext NV	47,493	5,240,120
Gecina SA	27,170	2,903,605
Getlink SE	183,264	3,114,506
Hermes International SCA	18,715	42,534,530
Ipsen SA	23,046	2,809,478
Kering SA	44,196	11,038,855
Klepierre SA *	129,332	4,134,950
La Francaise des Jeux SAEM	62,803	2,684,530
Legrand SA	155,576	17,559,610
L'Oreal SA	142,222	53,357,444
LVMH Moet Hennessy Louis Vuitton SE	162,378	108,098,337
Orange SA	1,104,077	12,129,058
Pernod Ricard SA	120,549	15,040,724
Publicis Groupe SA	135,181	14,367,487
Renault SA	114,769	5,251,189
Rexel SA	136,051	3,748,401
Safran SA	201,486	45,609,492
Sanofi SA	673,309	71,155,139
Sartorius Stedim Biotech	17,594	3,529,406
Schneider Electric SE	322,455	83,531,532
SEB SA	15,150	1,600,517
Societe Generale SA	428,014	12,293,187
Sodexo SA	53,482	4,642,368
STMicroelectronics NV	398,111	10,821,621
Teleperformance SE	32,347	3,428,842
Thales SA	55,704	8,979,401
TotalEnergies SE	1,274,276	79,968,012
Unibail-Rodamco-Westfield *	69,545	5,686,853
Veolia Environnement SA	403,178	12,800,774
Vinci SA	294,726	33,015,408
Vivendi SE	420,761	4,496,055
		1,108,968,455

Germany 8.7%
adidas AG	95,079	22,770,582
Allianz SE	231,526	72,885,589
BASF SE	527,999	25,667,411
Bayer AG	579,606	15,618,594
Bayerische Motoren Werke AG	185,992	14,662,863
Bechtle AG	45,919	1,567,876
Beiersdorf AG	58,815	7,939,657
SECURITY	NUMBER OF SHARES	VALUE ($)
Brenntag SE	75,332	4,914,136
Carl Zeiss Meditec AG, Bearer Shares	24,751	1,558,123
Commerzbank AG	597,682	10,600,260
Continental AG	67,201	4,194,035
Covestro AG *	113,372	7,180,576
CTS Eventim AG & Co. KGaA	37,189	3,905,408
Daimler Truck Holding AG	293,144	12,121,687
Delivery Hero SE *	108,873	4,621,885
Deutsche Bank AG	1,114,303	18,931,750
Deutsche Boerse AG	112,797	26,200,292
Deutsche Lufthansa AG	348,156	2,419,289
Deutsche Post AG	603,098	24,226,155
Deutsche Telekom AG	2,066,291	62,471,233
E.ON SE	1,324,473	17,873,854
Evonik Industries AG	151,576	3,340,610
Fresenius Medical Care AG	120,961	4,735,014
Fresenius SE & Co. KGaA *	246,925	9,015,388
GEA Group AG	92,105	4,536,708
Hannover Rueck SE	35,343	9,280,855
Heidelberg Materials AG	81,288	8,952,985
Henkel AG & Co. KGaA	61,904	4,827,996
Infineon Technologies AG	772,761	24,438,283
Knorr-Bremse AG	43,781	3,611,533
LEG Immobilien SE	43,081	4,069,752
Mercedes-Benz Group AG	441,710	26,834,169
Merck KGaA	75,593	12,497,432
MTU Aero Engines AG	31,915	10,431,133
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	79,153	40,477,277
Nemetschek SE	33,955	3,658,724
Puma SE	60,686	2,767,266
Qiagen NV *	127,763	5,414,400
Rational AG	2,979	2,917,340
Rheinmetall AG	25,900	13,334,238
RWE AG	375,189	12,159,718
SAP SE	616,786	144,010,208
Scout24 SE	44,619	3,854,425
Siemens AG	448,738	87,301,890
Siemens Energy AG *	377,478	15,504,188
Siemens Healthineers AG	165,262	8,627,413
Symrise AG, Class A	78,464	9,441,623
Talanx AG	38,360	2,956,336
Vonovia SE	436,713	14,317,957
Zalando SE *	136,488	4,131,857
		859,777,973

Hong Kong 2.0%
AIA Group Ltd.	6,582,000	51,947,241
BOC Hong Kong Holdings Ltd.	2,176,090	7,104,347
CK Asset Holdings Ltd.	1,147,711	4,691,802
CK Hutchison Holdings Ltd.	1,561,025	8,209,631
CK Infrastructure Holdings Ltd.	381,000	2,696,101
CLP Holdings Ltd.	983,926	8,358,055
Futu Holdings Ltd., ADR *	33,565	3,188,339
Galaxy Entertainment Group Ltd.	1,304,000	5,803,553
Hang Seng Bank Ltd.	458,140	5,604,051
Henderson Land Development Co. Ltd.	870,735	2,792,172
HKT Trust & HKT Ltd.	2,267,000	2,817,213
Hong Kong & China Gas Co. Ltd.	6,690,696	5,182,383
Hong Kong Exchanges & Clearing Ltd.	709,465	28,407,228
Hongkong Land Holdings Ltd.	655,401	2,810,090
Jardine Matheson Holdings Ltd.	94,017	3,619,655
Link REIT	1,534,140	7,148,198
MTR Corp. Ltd.	939,860	3,419,580
Power Assets Holdings Ltd.	808,938	5,388,551
Sands China Ltd. *	1,409,200	3,585,396
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sino Land Co. Ltd.	2,204,425	2,206,096
SITC International Holdings Co. Ltd.	796,000	2,252,608
Sun Hung Kai Properties Ltd.	867,104	9,388,972
Swire Pacific Ltd., A Shares	242,590	2,031,854
Techtronic Industries Co. Ltd.	805,000	11,644,683
WH Group Ltd.	4,787,789	3,726,415
Wharf Holdings Ltd.	655,000	1,855,876
Wharf Real Estate Investment Co. Ltd.	989,188	2,974,083
		198,854,173

Ireland 0.3%
AIB Group PLC	1,080,509	5,792,654
Bank of Ireland Group PLC	594,169	5,506,881
Kerry Group PLC, Class A	91,549	9,143,491
Kingspan Group PLC	90,795	8,017,825
		28,460,851

Israel 0.8%
Azrieli Group Ltd.	23,908	1,825,156
Bank Hapoalim BM	748,432	7,798,094
Bank Leumi Le-Israel BM	897,575	9,118,936
Check Point Software Technologies Ltd. *	52,432	9,081,747
CyberArk Software Ltd. *	25,300	6,995,956
Elbit Systems Ltd.	15,673	3,590,043
Global-e Online Ltd. *	61,174	2,351,528
ICL Group Ltd.	472,693	1,940,476
Israel Discount Bank Ltd., A Shares	712,481	4,187,958
Mizrahi Tefahot Bank Ltd.	89,576	3,693,450
Monday.com Ltd. *	21,754	6,392,848
Nice Ltd. *	36,893	6,410,501
Teva Pharmaceutical Industries Ltd., ADR *	664,359	12,250,780
Wix.com Ltd. *	31,139	5,203,950
		80,841,423

Italy 2.8%
Amplifon SpA	77,354	2,160,812
Banco BPM SpA	761,924	5,139,245
Davide Campari-Milano NV	366,061	2,457,646
DiaSorin SpA	13,862	1,505,560
Enel SpA	4,809,204	36,473,353
Eni SpA	1,351,189	20,582,909
Ferrari NV	74,527	35,576,888
FinecoBank Banca Fineco SpA	362,708	5,790,319
Generali	602,818	16,713,851
Infrastrutture Wireless Italiane SpA	198,623	2,239,429
Intesa Sanpaolo SpA	8,654,247	37,040,251
Leonardo SpA	240,804	5,739,756
Mediobanca Banca di Credito Finanziario SpA	292,451	4,824,643
Moncler SpA	130,945	7,274,974
Nexi SpA *	356,578	2,253,856
Poste Italiane SpA	281,701	3,961,093
Prysmian SpA	159,812	11,278,619
Recordati Industria Chimica e Farmaceutica SpA	60,695	3,443,714
Snam SpA	1,202,019	5,774,385
Stellantis NV	1,245,702	17,069,013
Telecom Italia SpA *	6,157,168	1,559,637
Tenaris SA	281,232	4,633,429
Terna - Rete Elettrica Nazionale	827,947	7,171,454
SECURITY	NUMBER OF SHARES	VALUE ($)
UniCredit SpA	871,081	38,535,906
		279,200,742

Japan 22.2%
Advantest Corp.	452,492	26,199,107
Aeon Co. Ltd.	384,700	9,426,354
AGC, Inc.	117,293	3,594,459
Aisin Corp.	324,300	3,371,867
Ajinomoto Co., Inc.	273,400	10,502,866
ANA Holdings, Inc.	93,400	1,839,674
Asahi Group Holdings Ltd.	850,100	10,205,683
Asahi Kasei Corp.	738,400	5,093,986
Asics Corp.	403,600	7,049,639
Astellas Pharma, Inc.	1,059,850	12,409,072
Bandai Namco Holdings, Inc.	351,200	7,363,299
Bridgestone Corp.	334,657	11,925,533
Brother Industries Ltd.	138,100	2,689,806
Canon, Inc.	549,795	17,882,071
Capcom Co. Ltd.	209,000	4,135,787
Central Japan Railway Co.	461,100	9,549,022
Chiba Bank Ltd.	315,500	2,302,429
Chubu Electric Power Co., Inc.	373,400	4,292,292
Chugai Pharmaceutical Co. Ltd.	397,100	18,894,594
Concordia Financial Group Ltd.	619,200	3,067,081
Dai Nippon Printing Co. Ltd.	230,296	3,997,103
Daifuku Co. Ltd.	190,490	3,580,589
Dai-ichi Life Holdings, Inc.	530,500	13,225,525
Daiichi Sankyo Co. Ltd.	1,094,700	35,630,532
Daikin Industries Ltd.	155,300	18,644,806
Daito Trust Construction Co. Ltd.	34,300	3,790,268
Daiwa House Industry Co. Ltd.	328,000	9,783,797
Daiwa Securities Group, Inc.	762,500	4,988,489
Denso Corp.	1,116,000	15,851,099
Dentsu Group, Inc.	119,200	3,679,435
Disco Corp.	54,800	15,592,493
East Japan Railway Co.	540,480	10,855,716
Eisai Co. Ltd.	146,200	4,953,273
ENEOS Holdings, Inc.	1,721,300	8,683,177
FANUC Corp.	559,500	14,844,274
Fast Retailing Co. Ltd.	112,800	36,064,579
Fuji Electric Co. Ltd.	78,500	3,997,838
FUJIFILM Holdings Corp.	660,833	15,720,104
Fujitsu Ltd.	977,700	18,797,105
Hamamatsu Photonics KK	163,400	2,160,580
Hankyu Hanshin Holdings, Inc.	134,200	3,648,904
Hikari Tsushin, Inc.	10,293	2,077,458
Hitachi Construction Machinery Co. Ltd.	66,353	1,439,637
Hitachi Ltd.	2,738,575	68,806,314
Honda Motor Co. Ltd.	2,648,517	26,636,426
Hoshizaki Corp.	66,900	2,198,884
Hoya Corp.	206,207	27,589,252
Hulic Co. Ltd.	238,200	2,205,820
Ibiden Co. Ltd.	72,400	2,299,763
Idemitsu Kosan Co. Ltd.	596,815	4,068,747
Inpex Corp.	550,500	7,256,719
Isuzu Motors Ltd.	349,100	4,514,486
ITOCHU Corp.	701,800	34,716,520
Japan Airlines Co. Ltd.	88,700	1,422,578
Japan Exchange Group, Inc.	583,400	6,838,067
Japan Post Bank Co. Ltd.	857,600	7,659,522
Japan Post Holdings Co. Ltd.	1,124,900	10,378,421
Japan Post Insurance Co. Ltd.	121,600	2,003,750
Japan Real Estate Investment Corp.	782	2,844,487
Japan Tobacco, Inc.	706,400	19,720,887
JFE Holdings, Inc.	348,800	4,199,331
Kajima Corp.	235,800	4,061,777
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kansai Electric Power Co., Inc.	414,900	6,653,783
Kao Corp.	276,219	12,174,450
Kawasaki Kisen Kaisha Ltd.	230,600	3,185,515
KDDI Corp.	906,800	28,273,471
Keisei Electric Railway Co. Ltd.	79,956	2,080,282
Keyence Corp.	114,900	51,867,390
Kikkoman Corp.	408,985	4,798,517
Kirin Holdings Co. Ltd.	459,900	6,770,935
Kobe Bussan Co. Ltd.	89,500	2,195,408
Kokusai Electric Corp.	82,300	1,500,636
Komatsu Ltd.	548,809	14,206,077
Konami Group Corp.	60,000	5,499,590
Kubota Corp.	587,500	7,506,536
Kyocera Corp.	752,100	7,627,579
Kyowa Kirin Co. Ltd.	143,300	2,361,837
Lasertec Corp.	47,800	6,486,253
LY Corp.	1,528,400	4,169,149
M3, Inc.	253,000	2,600,216
Makita Corp.	139,700	4,561,467
Marubeni Corp.	846,700	12,657,509
MatsukiyoCocokara & Co.	202,600	2,758,335
Mazda Motor Corp.	332,900	2,353,434
McDonald's Holdings Co. Japan Ltd.	50,200	2,127,323
MEIJI Holdings Co. Ltd.	144,200	3,369,159
Minebea Mitsumi, Inc.	209,300	3,684,615
Mitsubishi Chemical Group Corp.	803,200	4,334,138
Mitsubishi Corp.	1,977,300	36,172,864
Mitsubishi Electric Corp.	1,123,000	19,756,413
Mitsubishi Estate Co. Ltd.	666,802	9,860,686
Mitsubishi HC Capital, Inc.	464,738	3,111,995
Mitsubishi Heavy Industries Ltd.	1,893,900	26,736,092
Mitsubishi UFJ Financial Group, Inc.	6,562,709	69,172,490
Mitsui & Co. Ltd.	1,517,700	30,942,317
Mitsui Chemicals, Inc.	100,600	2,298,288
Mitsui Fudosan Co. Ltd.	1,560,431	13,314,141
Mitsui OSK Lines Ltd.	201,100	6,846,559
Mizuho Financial Group, Inc.	1,426,013	29,619,701
MonotaRO Co. Ltd.	150,600	2,272,003
MS&AD Insurance Group Holdings, Inc.	757,086	16,746,235
Murata Manufacturing Co. Ltd.	998,900	17,451,889
NEC Corp.	145,200	12,355,114
Nexon Co. Ltd.	201,200	3,487,187
NIDEC Corp.	493,000	9,820,962
Nintendo Co. Ltd.	612,990	32,379,944
Nippon Building Fund, Inc.	4,565	3,920,840
Nippon Paint Holdings Co. Ltd.	576,200	4,409,934
Nippon Prologis REIT, Inc.	1,393	2,241,174
Nippon Sanso Holdings Corp.	105,400	3,658,644
Nippon Steel Corp.	507,541	10,155,580
Nippon Telegraph & Telephone Corp.	17,642,975	17,022,554
Nippon Yusen KK	273,000	9,139,879
Nissan Motor Co. Ltd.	1,394,296	3,714,475
Nissin Foods Holdings Co. Ltd.	118,900	3,201,613
Nitori Holdings Co. Ltd.	47,700	6,074,813
Nitto Denko Corp.	420,500	6,918,793
Nomura Holdings, Inc.	1,755,400	9,001,522
Nomura Real Estate Holdings, Inc.	68,700	1,691,374
Nomura Research Institute Ltd.	219,700	6,571,974
NTT Data Group Corp.	381,800	6,040,163
Obayashi Corp.	388,800	4,766,385
Obic Co. Ltd.	189,900	6,205,442
Olympus Corp.	699,000	12,303,996
Omron Corp.	102,500	4,046,833
Ono Pharmaceutical Co. Ltd.	227,800	2,845,264
Oracle Corp.	23,200	2,219,384
Oriental Land Co. Ltd.	645,000	15,587,805
ORIX Corp.	680,600	14,340,154
SECURITY	NUMBER OF SHARES	VALUE ($)
Osaka Gas Co. Ltd.	224,600	4,812,874
Otsuka Corp.	136,300	3,059,043
Otsuka Holdings Co. Ltd.	248,700	15,024,150
Pan Pacific International Holdings Corp.	225,900	5,604,191
Panasonic Holdings Corp.	1,395,212	11,482,644
Rakuten Group, Inc. *	885,920	5,287,660
Recruit Holdings Co. Ltd.	877,200	53,564,045
Renesas Electronics Corp.	994,900	13,329,988
Resona Holdings, Inc.	1,245,085	8,214,776
Ricoh Co. Ltd.	319,300	3,458,875
Rohm Co. Ltd.	198,600	2,189,530
SBI Holdings, Inc.	162,990	3,579,113
SCREEN Holdings Co. Ltd.	49,600	3,166,498
SCSK Corp.	95,400	1,780,134
Secom Co. Ltd.	249,400	8,869,383
Seiko Epson Corp.	175,500	3,189,828
Sekisui Chemical Co. Ltd.	220,900	3,117,539
Sekisui House Ltd.	352,469	8,512,674
Seven & i Holdings Co. Ltd.	1,301,709	18,744,523
SG Holdings Co. Ltd.	186,628	1,871,570
Shimadzu Corp.	142,500	4,203,444
Shimano, Inc.	45,500	6,684,387
Shin-Etsu Chemical Co. Ltd.	1,063,700	38,978,161
Shionogi & Co. Ltd.	442,800	6,324,398
Shiseido Co. Ltd.	235,000	5,072,455
Shizuoka Financial Group, Inc.	272,700	2,176,019
SMC Corp.	33,700	14,307,206
SoftBank Corp.	16,800,000	21,149,563
SoftBank Group Corp.	608,700	36,289,772
Sompo Holdings, Inc.	556,100	11,922,271
Sony Group Corp.	3,686,300	64,869,713
Subaru Corp.	356,600	6,368,601
SUMCO Corp.	201,000	1,921,845
Sumitomo Corp.	615,900	12,993,278
Sumitomo Electric Industries Ltd.	418,800	6,442,214
Sumitomo Metal Mining Co. Ltd.	147,200	4,069,869
Sumitomo Mitsui Financial Group, Inc.	2,218,738	47,069,481
Sumitomo Mitsui Trust Group, Inc.	386,200	8,469,490
Sumitomo Realty & Development Co. Ltd.	170,600	5,060,633
Suntory Beverage & Food Ltd.	85,600	2,887,666
Suzuki Motor Corp.	935,800	9,286,251
Sysmex Corp.	302,400	5,610,555
T&D Holdings, Inc.	288,600	4,606,704
Taisei Corp.	99,300	4,181,671
Takeda Pharmaceutical Co. Ltd.	943,990	26,338,447
TDK Corp.	1,146,700	13,479,795
Terumo Corp.	784,800	14,946,751
TIS, Inc.	129,200	3,221,791
Toho Co. Ltd.	67,308	2,570,370
Tokio Marine Holdings, Inc.	1,110,397	39,992,209
Tokyo Electric Power Co. Holdings, Inc. *	879,390	3,551,429
Tokyo Electron Ltd.	264,700	38,951,386
Tokyo Gas Co. Ltd.	215,840	5,325,396
Tokyu Corp.	291,300	3,591,264
TOPPAN Holdings, Inc.	139,500	4,080,549
Toray Industries, Inc.	831,300	4,520,666
TOTO Ltd.	87,300	2,435,652
Toyota Industries Corp.	83,800	5,809,188
Toyota Motor Corp.	6,067,915	104,552,559
Toyota Tsusho Corp.	370,807	6,303,242
Trend Micro, Inc.	76,800	4,018,359
Unicharm Corp.	241,000	7,771,032
West Japan Railway Co.	260,964	4,638,301
Yakult Honsha Co. Ltd.	147,900	3,214,028
Yamaha Motor Co. Ltd.	505,600	4,419,458
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Yaskawa Electric Corp.	143,400	4,109,770
Yokogawa Electric Corp.	136,100	3,017,580
Zensho Holdings Co. Ltd.	57,900	2,904,790
ZOZO, Inc.	82,400	2,671,857
		2,193,690,786

Netherlands 4.5%
ABN AMRO Bank NV, GDR	267,536	4,421,219
Adyen NV *	12,875	19,668,609
Aegon Ltd.	775,432	4,894,386
AerCap Holdings NV	115,590	10,813,445
Akzo Nobel NV	100,941	6,441,394
ASM International NV	27,942	15,605,807
ASML Holding NV	236,077	158,910,755
ASR Nederland NV	93,770	4,444,604
BE Semiconductor Industries NV	45,728	4,867,568
Coca-Cola Europacific Partners PLC	121,599	9,241,524
DSM-Firmenich AG	108,965	12,921,418
EXOR NV	59,832	6,319,409
Heineken Holding NV	75,759	5,249,197
Heineken NV	170,154	13,955,471
IMCD NV	33,502	5,326,518
ING Groep NV	1,952,231	33,130,109
InPost SA *	121,962	2,379,246
JDE Peet's NV	75,925	1,714,119
Koninklijke Ahold Delhaize NV	553,572	18,251,102
Koninklijke KPN NV	2,333,417	9,119,659
Koninklijke Philips NV *	472,376	12,427,649
NN Group NV	162,441	7,974,594
Prosus NV *	836,287	35,245,206
Randstad NV	66,376	3,060,427
Universal Music Group NV	486,803	12,250,968
Wolters Kluwer NV	147,743	24,833,172
		443,467,575

New Zealand 0.2%
Auckland International Airport Ltd.	871,481	3,802,455
Fisher & Paykel Healthcare Corp. Ltd.	350,276	7,506,798
Mercury NZ Ltd.	396,921	1,562,315
Meridian Energy Ltd.	734,132	2,607,174
Spark New Zealand Ltd.	1,089,130	1,889,626
		17,368,368

Norway 0.6%
Aker BP ASA	183,907	3,935,181
DNB Bank ASA	532,046	11,025,573
Equinor ASA	497,098	11,812,140
Gjensidige Forsikring ASA	119,153	2,150,131
Kongsberg Gruppen ASA	52,203	5,449,533
Mowi ASA	275,959	4,757,518
Norsk Hydro ASA	823,318	5,110,622
Orkla ASA	420,562	3,885,382
Salmar ASA	39,663	2,011,959
Telenor ASA	353,539	4,342,023
Yara International ASA	97,859	2,942,834
		57,422,896

Portugal 0.2%
EDP Renovaveis SA	181,278	2,456,970
EDP SA	1,850,566	7,285,487
Galp Energia SGPS SA	275,717	4,712,522
Jeronimo Martins SGPS SA	168,649	3,278,214
		17,733,193

SECURITY	NUMBER OF SHARES	VALUE ($)
Singapore 1.5%
CapitaLand Ascendas REIT	2,134,795	4,326,178
CapitaLand Integrated Commercial Trust	3,330,634	5,060,160
CapitaLand Investment Ltd.	1,524,249	3,220,110
DBS Group Holdings Ltd.	1,176,982	34,126,351
Genting Singapore Ltd.	3,627,200	2,284,438
Grab Holdings Ltd., Class A *	1,251,498	5,106,112
Keppel Ltd.	883,800	4,255,013
Oversea-Chinese Banking Corp. Ltd.	1,987,401	22,801,656
Sea Ltd., ADR *	219,449	20,639,178
Sembcorp Industries Ltd.	517,000	1,961,419
Singapore Airlines Ltd.	852,150	4,156,881
Singapore Exchange Ltd.	516,700	4,427,596
Singapore Technologies Engineering Ltd.	912,749	3,129,359
Singapore Telecommunications Ltd.	4,330,937	10,217,679
United Overseas Bank Ltd.	748,933	18,205,841
Wilmar International Ltd.	1,147,734	2,770,359
		146,688,330

Spain 2.8%
Acciona SA	14,578	1,870,798
ACS Actividades de Construccion y Servicios SA	108,094	5,183,694
Aena SME SA	44,061	9,764,802
Amadeus IT Group SA	266,048	19,286,686
Banco Bilbao Vizcaya Argentaria SA	3,416,636	34,011,492
Banco de Sabadell SA	3,180,359	6,202,919
Banco Santander SA	9,168,833	44,793,328
CaixaBank SA	2,151,322	13,109,637
Cellnex Telecom SA *	313,863	11,526,856
Endesa SA	193,280	4,171,187
Ferrovial SE	305,932	12,277,915
Grifols SA *	183,195	2,056,409
Iberdrola SA	3,609,716	53,620,642
Industria de Diseno Textil SA	645,132	36,781,972
Redeia Corp. SA	237,338	4,394,469
Repsol SA	707,956	8,862,453
Telefonica SA	2,354,830	11,050,395
		278,965,654

Sweden 3.3%
AddTech AB, B Shares	157,654	4,389,284
Alfa Laval AB	169,763	7,515,359
Assa Abloy AB, B Shares	590,901	18,508,632
Atlas Copco AB, A Shares	1,572,360	25,949,300
Atlas Copco AB, B Shares	937,690	13,633,732
Beijer Ref AB	215,339	3,243,782
Boliden AB	163,322	5,109,387
Epiroc AB, A Shares	395,514	7,724,505
Epiroc AB, B Shares	222,125	3,826,553
EQT AB	223,346	6,479,939
Essity AB, B Shares	358,304	10,115,663
Evolution AB	105,972	10,019,314
Fastighets AB Balder, B Shares *	408,050	3,174,438
Getinge AB, B Shares	132,855	2,350,292
H & M Hennes & Mauritz AB, B Shares (a)	335,913	5,007,552
Hexagon AB, B Shares	1,234,234	11,539,002
Holmen AB, B Shares	44,602	1,762,583
Husqvarna AB, B Shares	196,751	1,270,668
Industrivarden AB, A Shares	81,545	2,812,548
Industrivarden AB, C Shares	84,711	2,911,683
Indutrade AB	162,977	4,434,727
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Investment AB Latour, B Shares	88,274	2,436,512
Investor AB, B Shares	1,021,913	28,924,281
L E Lundbergforetagen AB, B Shares	44,511	2,203,733
Lifco AB, B Shares	137,126	4,091,553
Nibe Industrier AB, B Shares	879,755	4,265,529
Saab AB, B Shares	193,355	3,971,278
Sagax AB, B Shares	129,930	3,131,164
Sandvik AB	626,559	12,332,931
Securitas AB, B Shares	292,029	3,435,395
Skandinaviska Enskilda Banken AB, A Shares	941,131	13,291,833
Skanska AB, B Shares	201,594	4,104,061
SKF AB, B Shares	202,231	3,835,903
Svenska Cellulosa AB SCA, B Shares	358,982	4,752,655
Svenska Handelsbanken AB, A Shares	877,291	9,115,615
Swedbank AB, A Shares	508,445	10,316,614
Swedish Orphan Biovitrum AB *	117,030	3,657,685
Tele2 AB, B Shares	317,010	3,321,977
Telefonaktiebolaget LM Ericsson, B Shares	1,637,305	13,727,341
Telia Co. AB	1,391,398	4,046,643
Trelleborg AB, B Shares	125,899	4,188,046
Volvo AB, A Shares	120,418	3,159,644
Volvo AB, B Shares	930,496	24,236,457
Volvo Car AB, B Shares *(a)	466,268	1,007,473
		319,333,266

Switzerland 9.8%
ABB Ltd.	935,959	52,012,271
Adecco Group AG	101,437	3,173,123
Alcon AG	295,483	27,140,930
Avolta AG *	54,480	2,166,042
Bachem Holding AG	19,156	1,516,010
Baloise Holding AG	25,633	4,905,626
Banque Cantonale Vaudoise	18,579	1,851,343
Barry Callebaut AG	2,142	3,756,825
BKW AG	12,353	2,170,421
Chocoladefabriken Lindt & Spruengli AG	63	7,337,562
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	576	6,794,617
Cie Financiere Richemont SA, Class A	316,987	46,153,422
Clariant AG *	133,642	1,857,301
EMS-Chemie Holding AG	4,103	3,155,451
Galderma Group AG *	34,557	3,233,804
Geberit AG	19,564	12,256,615
Givaudan SA	5,466	25,949,552
Helvetia Holding AG	22,074	3,728,543
Holcim AG *	308,470	30,291,962
Julius Baer Group Ltd.	120,613	7,353,963
Kuehne & Nagel International AG	28,877	7,208,821
Logitech International SA	92,976	7,613,037
Lonza Group AG	42,636	26,235,125
Nestle SA	1,548,362	146,308,759
Novartis AG	1,165,732	126,489,207
Partners Group Holding AG	13,355	18,374,191
Roche Holding AG	414,148	128,345,881
Roche Holding AG, Bearer Shares	20,030	6,807,445
Sandoz Group AG	239,626	10,924,133
Schindler Holding AG	13,573	3,869,557
Schindler Holding AG, Participation Certificates	24,650	7,173,842
SGS SA	91,546	9,691,676
SIG Group AG *	178,462	3,851,238
Sika AG	89,430	24,907,787
Sonova Holding AG	30,343	11,103,642
SECURITY	NUMBER OF SHARES	VALUE ($)
Straumann Holding AG	65,320	8,611,746
Swatch Group AG	37,396	1,515,176
Swatch Group AG, Bearer Shares	16,052	3,293,919
Swiss Life Holding AG	17,028	13,865,894
Swiss Prime Site AG	46,456	5,039,623
Swiss Re AG	177,978	22,725,534
Swisscom AG	15,277	9,307,986
Temenos AG	35,500	2,458,913
UBS Group AG	1,937,321	59,258,742
VAT Group AG	16,103	6,705,191
Zurich Insurance Group AG	86,661	51,095,737
		969,588,185

United Kingdom 14.7%
3i Group PLC	575,336	23,593,218
Admiral Group PLC	154,524	5,113,283
Anglo American PLC	751,847	23,307,571
Antofagasta PLC	232,269	5,188,093
Ashtead Group PLC	258,704	19,353,045
Associated British Foods PLC	199,661	5,738,599
AstraZeneca PLC	916,344	130,389,874
Auto Trader Group PLC	538,608	5,815,615
Aviva PLC	1,606,045	9,411,909
BAE Systems PLC	1,797,943	28,978,008
Barclays PLC	8,774,544	26,898,401
Barratt Redrow PLC	794,916	4,579,978
Berkeley Group Holdings PLC	61,104	3,486,892
BP PLC	9,762,107	47,744,704
British American Tobacco PLC	1,179,503	41,246,164
BT Group PLC	3,868,074	6,906,790
Bunzl PLC	200,292	8,817,769
Centrica PLC	3,088,430	4,675,205
Coca-Cola HBC AG *	130,642	4,571,565
Compass Group PLC	1,001,837	32,536,076
Croda International PLC	78,481	3,765,815
DCC PLC	58,108	3,676,148
Diageo PLC	1,317,247	40,678,916
Endeavour Mining PLC	115,830	2,597,378
Entain PLC	376,249	3,618,576
Experian PLC	542,886	26,495,987
Glencore PLC *	6,107,396	32,031,084
GSK PLC	2,449,600	44,236,287
Haleon PLC	4,555,931	21,896,114
Halma PLC	222,313	7,101,943
Hargreaves Lansdown PLC	217,588	3,053,592
Hikma Pharmaceuticals PLC	99,146	2,374,525
HSBC Holdings PLC	10,891,066	99,958,425
Imperial Brands PLC	477,774	14,418,282
Informa PLC	788,288	8,235,135
InterContinental Hotels Group PLC	94,592	10,433,267
Intertek Group PLC	95,291	5,720,466
J Sainsbury PLC	974,157	3,353,823
JD Sports Fashion PLC	1,540,846	2,470,725
Kingfisher PLC	1,111,985	4,205,308
Land Securities Group PLC	422,187	3,278,994
Legal & General Group PLC	3,505,188	9,831,646
Lloyds Banking Group PLC	36,908,270	25,333,852
London Stock Exchange Group PLC	282,932	38,347,429
M&G PLC	1,291,509	3,235,550
Melrose Industries PLC	783,061	4,795,775
Mondi PLC	262,238	4,246,474
National Grid PLC	2,843,551	35,704,050
NatWest Group PLC	3,950,271	18,717,379
Next PLC	69,778	8,827,934
NMC Health PLC *(b)	48,950	0
Pearson PLC	359,097	5,273,098
Persimmon PLC	191,031	3,620,281
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Phoenix Group Holdings PLC	408,826	2,597,131
Prudential PLC	1,627,561	13,549,199
Reckitt Benckiser Group PLC	413,116	25,061,288
RELX PLC	1,101,696	50,523,437
Rentokil Initial PLC	1,512,325	7,585,478
Rio Tinto PLC	665,796	43,029,071
Rolls-Royce Holdings PLC *	5,033,427	34,732,648
Sage Group PLC	589,241	7,364,200
Schroders PLC	484,837	2,148,233
Segro PLC	752,020	7,619,752
Severn Trent PLC	161,573	5,345,190
Shell PLC	3,725,574	124,386,980
Smith & Nephew PLC	514,215	6,393,144
Smiths Group PLC	198,858	3,924,032
Spirax Group PLC	44,259	3,694,318
SSE PLC	651,860	14,812,472
Standard Chartered PLC	1,275,609	14,792,455
Taylor Wimpey PLC	2,057,047	3,889,221
Tesco PLC	4,107,070	18,135,476
Unilever PLC	1,475,128	89,985,846
United Utilities Group PLC	404,116	5,333,300
Vodafone Group PLC	13,510,922	12,564,019
Whitbread PLC	107,878	4,197,199
Wise PLC, Class A *	391,116	3,567,426
WPP PLC	640,587	6,733,163
		1,451,851,695
Total Common Stocks (Cost $6,677,122,309)		9,755,860,099

PREFERRED STOCKS 0.4% OF NET ASSETS

Germany 0.4%
Bayerische Motoren Werke AG	38,508	2,833,690
Dr. Ing hc F Porsche AG	68,229	4,800,619
Henkel AG & Co. KGaA	100,479	8,700,769
Porsche Automobil Holding SE	88,925	3,694,234
Sartorius AG	15,284	3,959,410
Volkswagen AG	121,912	11,833,116
		35,821,838
Total Preferred Stocks (Cost $42,511,764)		35,821,838

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82% (c)(d)	13,155,255	13,155,255
Total Short-Term Investments (Cost $13,155,255)		13,155,255

Total Investments in Securities (Cost $6,732,789,328)		9,804,837,192

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 12/20/24	655	76,969,050	(1,288,878)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $12,110,950.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Financials	20.9%
Industrials	17.4%
Health Care	13.2%
Consumer Discretionary	10.8%
Consumer Staples	8.5%
Information Technology	8.4%
Materials	6.5%
Communication Services	4.4%
Energy	3.7%
Utilities	3.3%
Real Estate	2.1%
Short-Term Investments	0.1%
Total	99.3%

(a)	Excludes derivatives.
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$1,788,639,793	$—	$1,788,639,793
Finland	7,032,728	94,601,260	—	101,633,988
France	4,642,368	1,104,326,087	—	1,108,968,455
Germany	4,827,996	854,949,977	—	859,777,973
Hong Kong	9,060,602	189,793,571	—	198,854,173
Israel	42,276,809	38,564,614	—	80,841,423
Japan	7,289,999	2,186,400,787	—	2,193,690,786
Netherlands	82,670,936	360,796,639	—	443,467,575
New Zealand	3,802,455	13,565,913	—	17,368,368
Norway	11,446,947	45,975,949	—	57,422,896
Portugal	3,278,214	14,454,979	—	17,733,193
Singapore	25,745,290	120,943,040	—	146,688,330
Sweden	17,095,325	302,237,941	—	319,333,266
Switzerland	3,233,804	966,354,381	—	969,588,185
United Kingdom	—	1,451,851,695	0 *	1,451,851,695
Preferred Stocks[1]	—	35,821,838	—	35,821,838
Short-Term Investments[1]	13,155,255	—	—	13,155,255
Liabilities
Futures Contracts[2]	(1,288,878)	—	—	(1,288,878)
Total	$234,269,850	$9,569,278,464	$0	$9,803,548,314

*	Level 3 amount shown includes securities determined to have no value at October 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - unaffiliated issuers (cost $6,732,789,328) including securities on loan of $12,110,950		$9,804,837,192
Cash		15,920,632
Foreign currency, at value (cost $3,061,273)		3,060,255
Deposit with broker for futures contracts		3,758,094
Receivables:
Dividends		23,678,382
Foreign tax reclaims		21,673,145
Fund shares sold		19,697,198
Income from securities on loan	+	15,877
Total assets		9,892,640,775

Liabilities
Collateral held for securities on loan		13,155,255
Payables:
Fund shares redeemed		5,016,939
Investment adviser fees		514,262
Variation margin on futures contracts		321,375
Investments bought	+	194,401
Total liabilities		19,202,232
Net assets		$9,873,438,543

Net Assets by Source
Capital received from investors		$7,659,430,509
Total distributable earnings	+	2,214,008,034
Net assets		$9,873,438,543

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$9,873,438,543		409,626,992		$24.10

See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $29,608,467)		$270,387,487
Other Interest		668,452
Securities on loan, net	+	479,942
Total investment income		271,535,881

Expenses
Investment adviser fees		5,612,339
Professional fees	+	40,863 [1]
Total expenses		5,653,202
Expense reduction	–	40,863 [1]
Net expenses	–	5,612,339
Net investment income		265,923,542

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(97,031,794)
Net realized gains on futures contracts		10,435,766
Net realized gains on foreign currency transactions	+	266,454
Net realized losses		(86,329,574)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		1,565,252,977
Net change in unrealized appreciation (depreciation) on futures contracts		576,519
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(69,315)
Net change in unrealized appreciation (depreciation)	+	1,565,760,181
Net realized and unrealized gains		1,479,430,607
Increase in net assets resulting from operations		$1,745,354,149

[1]
Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund
(see financial notes 2(d) and 4 for additional information).

See financial notes

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab International Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$265,923,542	$253,165,280
Net realized losses		(86,329,574)	(324,397,418)
Net change in unrealized appreciation (depreciation)	+	1,565,760,181	1,142,537,840
Increase in net assets resulting from operations		$1,745,354,149	$1,071,305,702

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($284,048,299 )	($210,690,877 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		79,329,526	$1,864,040,426	103,868,172	$2,222,077,962
Shares reinvested		9,247,190	203,253,237	7,715,248	151,373,159
Shares redeemed	+	(68,978,397)	(1,607,634,817)	(113,838,437)	(2,408,660,480)
Net transactions in fund shares		19,598,319	$459,658,846	(2,255,017)	($35,209,359 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		390,028,673	$7,952,473,847	392,283,690	$7,127,068,381
Total increase (decrease)	+	19,598,319	1,920,964,696	(2,255,017)	825,405,466
End of period		409,626,992	$9,873,438,543	390,028,673	$7,952,473,847
See financial notes
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the trusts) are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trusts as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST
Schwab S&P 500 Index Fund	Schwab Target 2045 Fund
Schwab Small-Cap Index Fund	Schwab Target 2050 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2055 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2060 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2065 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental U.S. Large Company Index Fund
Schwab International Index Fund	Schwab Fundamental U.S. Small Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Equity Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental International Small Equity Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Emerging Markets Equity Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Schwab International Opportunities Fund	Schwab Target 2010 Index Fund
Schwab Balanced Fund	Schwab Target 2015 Index Fund
Schwab Core Equity Fund	Schwab Target 2020 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2025 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2030 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2035 Index Fund
Schwab Health Care Fund	Schwab Target 2040 Index Fund
Schwab International Core Equity Fund	Schwab Target 2045 Index Fund
Schwab Target 2010 Fund	Schwab Target 2050 Index Fund
Schwab Target 2015 Fund	Schwab Target 2055 Index Fund
Schwab Target 2020 Fund	Schwab Target 2060 Index Fund
Schwab Target 2025 Fund	Schwab Target 2065 Index Fund
Schwab Target 2030 Fund	Schwab Monthly Income Fund – Target Payout
Schwab Target 2035 Fund	Schwab Monthly Income Fund – Flexible Payout
Schwab Target 2040 Fund	Schwab Monthly Income Fund – Income Payout

SCHWAB INVESTMENTS
Schwab 1000 Index Fund	Schwab Tax-Free Bond Fund
Schwab Treasury Inflation Protected Securities Index Fund	Schwab California Tax-Free Bond Fund
Schwab U.S. Aggregate Bond Index Fund	Schwab Opportunistic Municipal Bond Fund
Schwab Short-Term Bond Index Fund	Schwab Global Real Estate Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab S&P 500 Index Fund’s goal is to track the total return of the S&P 500® Index.

The Schwab 1000 Index Fund’s goal is to match the total return of the Schwab 1000 Index®.

The Schwab Small-Cap Index Fund’s goal is to track the performance of a benchmark index that measures the total return of small capitalization U.S. Stocks.

The Schwab Total Stock Market Index Fund’s goal is to track the total return of the entire U.S. stock market, as measured by the Dow Jones U.S. Total Stock Market IndexSM.

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

1. Business Structure of the Funds (continued):

The Schwab U.S. Large-Cap Growth Index Fund’s goal is to track the performance of a benchmark index that measures the total return of large capitalization U.S. growth stocks.

The Schwab U.S. Large-Cap Value Index Fund’s goal is to track the performance of a benchmark index that measures the total return of large capitalization U.S. value stocks.

The Schwab U.S. Mid-Cap Index Fund’s goal is to track the performance of a benchmark index that measures the total return of mid capitalization U.S. stocks.

The Schwab International Index Fund’s goal is to track the performance of a benchmark index that measures the total return of large, publicly traded non-U.S. companies from countries with developed equity markets outside of the United States.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in mutual funds and exchange-traded funds (ETFs), which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of a fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of October 31, 2024, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
Securities Lending: Under the trusts’ Securities Lending Program, a fund (lender), may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank.  Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent.  The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of October 31, 2024, Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund, Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund, Schwab U.S. Mid-Cap Index Fund and Schwab International Index Fund had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of October 31, 2024, if any, are disclosed within each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Cash Investments: The funds may invest a portion of their assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the funds.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The Schwab International Index Fund may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included within net realized gains (losses) on sales of securities within the Schwab International Index Fund’s Statement of Operations.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
reported in foreign currency transactions or translations in each fund’s Statement of Operations, if any. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend date is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The Schwab International Index Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. The professional fees related to European Union foreign withholding tax claims are non-contingent and non-routine fees which are subject to repayment to the investment adviser (see financial note 4 for additional information).
For U.S. income tax purposes, European Union reclaims received reduce the amounts of foreign taxes that the fund passes through to its shareholders. If European Union reclaims received exceed foreign withholding taxes paid, the Schwab International Index Fund will evaluate the requirements for entering into a closing agreement with the Internal Revenue Service (IRS) to address any prior years’ U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. During the period ended October 31, 2024, the Schwab International Index Fund did not incur any compliance fees.
(e) Expenses:
Pursuant to an Amended and Restated Investment Advisory and Administration Agreement (Advisory Agreement) between the investment adviser and each fund, the investment adviser pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds. Such expenses are reflected in the NAVs of the underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed within each fund’s Statement of Operations. Foreign taxes accrued as of October 31, 2024, if any, are reflected within each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectuses, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, a fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in an index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for a fund.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Sampling Index Tracking Risk. To the extent a fund uses sampling techniques, a fund will not fully replicate its index and may hold securities not included in the index. As a result, a fund will be subject to the risk that the investment adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Concentration Risk. To the extent that a fund’s or its respective index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

3. Risk Factors (continued):
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Growth Investing Risk. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Value Investing Risk. Certain funds emphasize a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include American Depositary Receipts, Global Depositary Receipts (GDRs) and European Depositary Receipts, which may be less liquid than the underlying shares in their primary trading market, and GDRs, in particular, many of which are issued by companies in emerging markets, may be more volatile. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Derivatives Risk. A fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are futures and options on futures. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. A fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

3. Risk Factors (continued):
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Non-Diversification Risk. To the extent that a fund becomes non-diversified as necessary to approximate the composition of its respective index, it may invest in the securities of relatively few issuers. As a result, a single adverse economic or regulatory occurrence may have a more significant effect on the fund’s investments, and the fund may experience increased volatility.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Advisory Agreement between the investment adviser and each fund.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB S&P 500 INDEX FUND	SCHWAB 1000 INDEX FUND	SCHWAB SMALL-CAP INDEX FUND	SCHWAB TOTAL STOCK MARKET INDEX FUND	SCHWAB U.S. LARGE-CAP GROWTH INDEX FUND	SCHWAB U.S. LARGE-CAP VALUE INDEX FUND	SCHWAB U.S. MID-CAP INDEX FUND	SCHWAB INTERNATIONAL INDEX FUND
0.02%	0.05%	0.04%	0.03%	0.035%	0.035%	0.04%	0.06%
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Certain funds in the Fund Complex may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of October 31, 2024, as applicable:
UNDERLYING FUNDS
	SCHWAB S&P 500 INDEX FUND	SCHWAB SMALL-CAP INDEX FUND	SCHWAB U.S. LARGE-CAP GROWTH INDEX FUND	SCHWAB U.S. MID-CAP INDEX FUND	SCHWAB INTERNATIONAL INDEX FUND
Schwab MarketTrack All Equity Portfolio	0.2%	1.2%	2.9%	— %	1.5%
Schwab MarketTrack Balanced Portfolio	0.1%	0.4%	1.1%	— %	0.5%
Schwab MarketTrack Conservative Portfolio	0.0%*	0.1%	0.2%	— %	0.1%
Schwab MarketTrack Growth Portfolio	0.2%	0.9%	2.4%	— %	1.2%
Schwab Target 2010 Fund	0.0%*	— %	— %	0.0%*	— %
Schwab Target 2015 Fund	0.0%*	— %	— %	0.0%*	— %
Schwab Target 2020 Fund	0.0%*	— %	— %	0.3%	— %
Schwab Target 2025 Fund	0.1%	— %	— %	0.4%	— %
Schwab Target 2030 Fund	0.2%	— %	— %	1.0%	— %
Schwab Target 2035 Fund	0.1%	— %	— %	0.7%	— %
Schwab Target 2040 Fund	0.2%	— %	— %	1.4%	— %
Schwab Target 2045 Fund	0.1%	— %	— %	0.4%	— %
Schwab Target 2050 Fund	0.1%	— %	— %	0.4%	— %
Schwab Target 2055 Fund	0.0%*	— %	— %	0.3%	— %
Schwab Target 2060 Fund	0.0%*	— %	— %	0.1%	— %
Schwab Target 2065 Fund	0.0%*	— %	— %	0.0%*	— %

*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to European Union foreign withholding tax claims discussed in financial note 2(d) are non-contingent and non-routine expenses. The investment adviser agreed to pay these professional fees, on behalf of the Schwab International Index Fund, subject to reimbursement by the fund to the investment adviser to the extent the fund is able to successfully recover tax claims withheld in the future.
For the period ended October 31, 2024, the professional fees incurred by the Schwab International Index Fund and paid by the investment adviser were $40,863, as shown as Professional fees in the fund’s Statement of Operations.
During the period ended October 31, 2024, Schwab International Index Fund did not recover any previously withheld foreign taxes and made no reimbursements to the investment adviser.
As of October 31, 2024, the balance of professional fees related to foreign withholding tax claims subject to future reimbursement by the Schwab International Index Fund to the investment adviser was $57,655.
No other amounts for additional foreign withholding tax claims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Transactions
The funds may engage in direct transactions with other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser, trustees and/or

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
officers. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended October 31, 2024, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab S&P 500 Index Fund	$283,761,871	$320,136,745	($65,809,778 )
Schwab 1000 Index Fund	120,883,002	91,154,138	(30,277,731)
Schwab Small-Cap Index Fund	29,571,819	101,286,979	11,181,068
Schwab Total Stock Market Index Fund	142,632,947	73,446,725	(72,925,534)
Schwab U.S. Large-Cap Growth Index Fund	90,345,562	95,861,037	9,513,673
Schwab U.S. Large-Cap Value Index Fund	90,863,866	48,188,063	6,638,330
Schwab U.S. Mid-Cap Index Fund	53,399,205	21,911,149	(11,560,113)
Schwab International Index Fund	131,888	50,732,150	(4,004,864)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 26, 2024. On September 26, 2024, the Syndicated CreditFacility was amended to run for a new 364 day period with the line of credit amount increasing to $1.2 billion, maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 26, 2024. On September 26, 2024, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:
Certain funds entered into futures contracts during the report period to equitize available cash. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts.
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

7. Derivatives (continued):
As of October 31, 2024, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Liability Derivatives
Schwab S&P 500 Index Fund
Futures Contracts[1]	($8,251,205 )	($8,251,205 )
Schwab 1000 Index Fund
Futures Contracts[1]	(649,250)	(649,250)
Schwab Small-Cap Index Fund
Futures Contracts[1]	(311,227)	(311,227)
Schwab Total Stock Market Index Fund
Futures Contracts[1]	(1,137,834)	(1,137,834)
Schwab U.S. Large-Cap Growth Index Fund
Futures Contracts[1]	(145,203)	(145,203)
Schwab U.S. Large-Cap Value Index Fund
Futures Contracts[1]	(60,226)	(60,226)
Schwab U.S. Mid-Cap Index Fund
Futures Contracts[1]	(64,256)	(64,256)
Schwab International Index Fund
Futures Contracts[1]	(1,288,878)	(1,288,878)

[1]
Includes cumulative unrealized depreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

The effects of the derivative contracts in the Statement of Operations for the period ended October 31, 2024, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab S&P 500 Index Fund
Futures Contracts[1]	$97,659,450	$97,659,450
Schwab 1000 Index Fund
Futures Contracts[1]	14,398,331	14,398,331
Schwab Small-Cap Index Fund
Futures Contracts[1]	5,758,130	5,758,130
Schwab Total Stock Market Index Fund
Futures Contracts[1]	23,667,167	23,667,167
Schwab U.S. Large-Cap Growth Index Fund
Futures Contracts[1]	2,157,164	2,157,164
Schwab U.S. Large-Cap Value Index Fund
Futures Contracts[1]	794,232	794,232
Schwab U.S. Mid-Cap Index Fund
Futures Contracts[1]	1,762,383	1,762,383
Schwab International Index Fund
Futures Contracts[1]	10,435,766	10,435,766

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

7. Derivatives (continued):
Net Change in Unrealized Appreciation (Depreciation)
Schwab S&P 500 Index Fund
Futures Contracts[1]	($2,448,817 )	($2,448,817 )
Schwab 1000 Index Fund
Futures Contracts[1]	2,575,822	2,575,822
Schwab Small-Cap Index Fund
Futures Contracts[1]	453,127	453,127
Schwab Total Stock Market Index Fund
Futures Contracts[1]	1,659,752	1,659,752
Schwab U.S. Large-Cap Growth Index Fund
Futures Contracts[1]	(68,049)	(68,049)
Schwab U.S. Large-Cap Value Index Fund
Futures Contracts[1]	(60,019)	(60,019)
Schwab U.S. Mid-Cap Index Fund
Futures Contracts[1]	(84,150)	(84,150)
Schwab International Index Fund
Futures Contracts[1]	576,519	576,519

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended October 31, 2024, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab S&P 500 Index Fund	$353,576,231	1,358
Schwab 1000 Index Fund	57,929,276	229
Schwab Small-Cap Index Fund	23,195,982	227
Schwab Total Stock Market Index Fund	94,127,490	447
Schwab U.S. Large-Cap Growth Index Fund	8,309,151	32
Schwab U.S. Large-Cap Value Index Fund	3,209,472	12
Schwab U.S. Mid-Cap Index Fund	5,741,313	20
Schwab International Index Fund	73,050,798	637

8. Purchases and Sales of Investment Securities:
For the period ended October 31, 2024, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab S&P 500 Index Fund	$9,940,946,254	$1,950,492,597
Schwab 1000 Index Fund	576,085,604	407,435,518
Schwab Small-Cap Index Fund	1,202,050,950	854,078,869
Schwab Total Stock Market Index Fund	1,853,218,284	432,711,942
Schwab U.S. Large-Cap Growth Index Fund	1,242,132,080	375,270,622
Schwab U.S. Large-Cap Value Index Fund	233,886,725	210,859,372
Schwab U.S. Mid-Cap Index Fund	425,143,861	177,462,509
Schwab International Index Fund	1,093,049,963	650,042,307
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

8. Purchases and Sales of Investment Securities (continued):
During the period ended October 31, 2024, the following funds had transactions in connection with in-kind transactions:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab 1000 Index Fund	$—	$177,100,593
Schwab Small-Cap Index Fund	—	272,581,107
Schwab U.S. Large-Cap Value Index Fund	—	14,786,358
Schwab U.S. Mid-Cap Index Fund	—	34,345,173
The funds may realize net capital gains or losses resulting from in-kind redemptions. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized gains or losses on sales of in-kind redemptions for the period ended October 31, 2024, are disclosed in the funds’ Statements of Operations, if any.

9. Federal Income Taxes:
As of October 31, 2024, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab S&P 500 Index Fund	$42,179,999,332	$63,262,291,498	($1,708,715,617 )	$61,553,575,881
Schwab 1000 Index Fund	3,495,139,640	14,016,352,015	(153,954,520)	13,862,397,495
Schwab Small-Cap Index Fund	4,926,617,631	2,492,445,212	(1,006,450,434)	1,485,994,778
Schwab Total Stock Market Index Fund	11,410,889,387	14,939,906,131	(735,189,435)	14,204,716,696
Schwab U.S. Large-Cap Growth Index Fund	1,955,243,210	1,004,079,998	(61,429,757)	942,650,241
Schwab U.S. Large-Cap Value Index Fund	584,589,813	237,810,300	(59,901,266)	177,909,034
Schwab U.S. Mid-Cap Index Fund	1,321,033,851	432,850,072	(123,095,023)	309,755,049
Schwab International Index Fund	7,229,754,955	3,326,082,893	(752,289,534)	2,573,793,359
The primary differences between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales, the realization for tax purposes of unrealized appreciation or depreciation on futures contracts, the realization for tax purposes of unrealized appreciation on investments in PFICs and partnership investments. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of October 31, 2024, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	NET OTHER UNREALIZED APPRECIATION (DEPRECIATION)	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab S&P 500 Index Fund	$1,027,140,317	$—	$61,553,575,881	$—	($276,675,148 )	$62,304,041,050
Schwab 1000 Index Fund	170,807,566	—	13,862,397,495	—	(77,204,524)	13,956,000,537
Schwab Small-Cap Index Fund	86,222,892	—	1,485,994,778	—	(137,861,900)	1,434,355,770
Schwab Total Stock Market Index Fund	256,054,873	—	14,204,716,696	—	(166,695,510)	14,294,076,059
Schwab U.S. Large-Cap Growth Index Fund	12,506,155	—	942,650,241	—	(26,409,852)	928,746,544
Schwab U.S. Large-Cap Value Index Fund	12,246,258	4,942,907	177,909,034	—	—	195,098,199
Schwab U.S. Mid-Cap Index Fund	21,475,917	14,694,590	309,755,049	—	—	345,925,556
Schwab International Index Fund	277,858,553	—	2,573,793,359	(493,219)	(637,150,659)	2,214,008,034

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

9. Federal Income Taxes (continued):
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2024, the funds had capital loss carryforwards available as follows:

Schwab S&P 500 Index Fund	$276,675,148
Schwab 1000 Index Fund	77,204,524
Schwab Small-Cap Index Fund	137,861,900
Schwab Total Stock Market Index Fund	166,695,510
Schwab U.S. Large-Cap Growth Index Fund	26,409,852
Schwab U.S. Large-Cap Value Index Fund	—
Schwab U.S. Mid-Cap Index Fund	—
Schwab International Index Fund	637,150,659
For the fiscal year ended October 31, 2024, the funds had capital loss carryforwards utilized as follows:

Schwab S&P 500 Index Fund	$—
Schwab 1000 Index Fund	29,613,769
Schwab Small-Cap Index Fund	—
Schwab Total Stock Market Index Fund	—
Schwab U.S. Large-Cap Growth Index Fund	11,997,529
Schwab U.S. Large-Cap Value Index Fund	—
Schwab U.S. Mid-Cap Index Fund	11,482,459
Schwab International Index Fund	—
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab S&P 500 Index Fund	$1,135,808,670	$999,828,367	$—
Schwab 1000 Index Fund	204,576,918	187,210,509	—
Schwab Small-Cap Index Fund	86,736,454	67,319,807	—
Schwab Total Stock Market Index Fund	286,776,664	253,821,250	—
Schwab U.S. Large-Cap Growth Index Fund	11,280,497	8,433,385	—
Schwab U.S. Large-Cap Value Index Fund	16,362,330	13,415,952	794,933
Schwab U.S. Mid-Cap Index Fund	18,556,015	13,525,251	782,797
Schwab International Index Fund	284,048,299	210,690,877	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of October 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended October 31, 2024, the funds did not incur any interest or penalties.
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes (continued)

 10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Investments and Schwab Capital Trust and Shareholders of Schwab 1000 Index Fund, Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund, Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund, Schwab U.S. Mid-Cap Index Fund, and Schwab International Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab 1000 Index Fund, one of the Funds constituting Schwab Investments, and Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund, Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund, Schwab U.S. Mid-Cap Index Fund, and Schwab International Index Fund (the “Funds”), seven of the Funds constituting Schwab Capital Trust, as of October 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds constituting Schwab Investments and Schwab Capital Trust as of October 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
December 16, 2024
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the amended and restated investment advisory and administration agreements (the Agreements) between Schwab Capital Trust and Schwab Investments (collectively, the Trusts) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trusts, including Schwab S&P 500 Index Fund, Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund, Schwab International Index Fund, Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund, and Schwab U.S. Mid-Cap Index Fund (each, a Fund and collectively, the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreements with respect to the Funds at meetings held on May 2, 2024 and June 6, 2024, and approved the renewal of the Agreements with respect to the Funds for an additional one-year term at the meeting on June 6, 2024 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreements with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreements, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to each Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also

Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services, and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreements with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreements with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s demonstrated performance in tracking its benchmark index. The Trustees noted that the Funds had closely tracked their respective indexes in 2023, with all of the Funds performing in their expected performance ranges. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year.. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreements with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreements, and each Fund’s operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to ETFs, other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services the investment adviser provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreements with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed the profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreements and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser with respect to each Fund is reasonable and supported renewal of the Agreements with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, and although the Funds do not have any breakpoints in their advisory fees, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Funds and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and noted the impact of regulatory and other developments on the investment adviser’s internal costs of providing investment
Schwab Equity Index Funds | Annual Holdings and Financial Statements

Schwab Equity Index Funds
management, technology, administrative, legal and compliance services to the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreements with respect to the Funds and concluded that the compensation under the Agreements with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

Schwab Equity Index Funds | Annual Holdings and Financial Statements

MFR13810-27
00306153

Annual Holdings and Financial Statements | October 31, 2024
Schwab Fundamental Index* Funds

Schwab Fundamental
U.S. Large Company Index Fund
(formerly Schwab Fundamental
US Large Company Index Fund)
Schwab Fundamental
U.S. Small Company Index Fund
(formerly Schwab Fundamental
US Small Company Index Fund)
Schwab Fundamental International
Equity Index Fund
(formerly Schwab Fundamental International
Large Company Index Fund)
Schwab Fundamental International
Small Equity Index Fund
(formerly Schwab Fundamental International
Small Company Index Fund)
Schwab Fundamental Emerging
Markets Equity Index Fund
(formerly Schwab Fundamental Emerging
Markets Large Company Index Fund)
*
SCHWAB is a registered trademark of Charles Schwab & Co., Inc.
FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
1

Schwab Fundamental U.S. Large Company Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$21.69	$21.19	$23.19	$16.28	$17.56
Income (loss) from investment operations:
Net investment income (loss)[1]	0.49	0.45	0.43	0.39	0.42
Net realized and unrealized gains (losses)	6.44	0.49	(1.33)	7.64	(0.75)
Total from investment operations	6.93	0.94	(0.90)	8.03	(0.33)
Less distributions:
Distributions from net investment income	(0.45)	(0.44)	(0.40)	(0.44)	(0.43)
Distributions from net realized gains	—	—	(0.70)	(0.68)	(0.52)
Total distributions	(0.45)	(0.44)	(1.10)	(1.12)	(0.95)
Net asset value at end of period	$28.17	$21.69	$21.19	$23.19	$16.28
Total return	32.39%	4.48%	(4.18%)	51.33%	(2.33%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%	0.25%[2]	0.25%[2]	0.25%	0.25%
Net investment income (loss)	1.89%	2.05%	1.95%	1.87%	2.57%
Portfolio turnover rate	8%[3]	7%[3]	13%[3]	16%[3]	13%
Net assets, end of period (x 1,000,000)	$9,375	$6,836	$6,460	$6,821	$4,547

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Portfolio turnover rate excludes in-kind transactions.
See financial notes
2
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings  as of October 31, 2024

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.6%
Adient PLC *	77,336	1,510,372
Aptiv PLC *	39,096	2,221,826
Autoliv, Inc.	15,877	1,474,656
BorgWarner, Inc.	147,911	4,974,247
Dana, Inc.	161,050	1,235,253
Ford Motor Co.	2,900,547	29,846,629
General Motors Co.	1,332,310	67,628,056
Gentex Corp.	86,134	2,610,721
Goodyear Tire & Rubber Co. *	414,516	3,320,273
Harley-Davidson, Inc.	63,802	2,038,474
Lear Corp.	51,228	4,905,593
Tesla, Inc. *	86,476	21,606,029
Thor Industries, Inc.	38,443	4,001,147
		147,373,276

Banks 7.1%
Bank of America Corp.	2,742,510	114,691,768
Citigroup, Inc.	1,569,108	100,689,660
Citizens Financial Group, Inc.	219,069	9,227,186
Comerica, Inc.	93,742	5,972,303
Credicorp Ltd.	12,799	2,356,680
East West Bancorp, Inc.	30,018	2,926,455
Fifth Third Bancorp	259,620	11,340,202
First Citizens BancShares, Inc., Class A	1,006	1,948,974
First Horizon Corp.	160,857	2,787,652
Flagstar Financial, Inc.	133,389	1,349,897
Huntington Bancshares, Inc.	417,928	6,515,497
JPMorgan Chase & Co.	815,537	180,983,971
KeyCorp	519,554	8,962,306
M&T Bank Corp.	48,395	9,421,539
PNC Financial Services Group, Inc.	142,355	26,801,176
Popular, Inc.	17,333	1,546,624
Regions Financial Corp.	315,011	7,519,313
Synovus Financial Corp.	49,938	2,490,408
Truist Financial Corp.	477,969	20,576,565
U.S. Bancorp	619,015	29,904,615
Wells Fargo & Co.	1,803,413	117,077,572
Zions Bancorp NA	96,504	5,023,998
		670,114,361

Capital Goods 6.7%
3M Co.	257,643	33,099,396
A.O. Smith Corp.	29,506	2,215,901
Acuity Brands, Inc.	12,608	3,791,100
AECOM	40,816	4,359,149
AerCap Holdings NV	18,281	1,710,188
AGCO Corp.	32,857	3,280,443
Air Lease Corp., Class A	40,215	1,783,535
Allegion PLC	8,369	1,168,563
Allison Transmission Holdings, Inc.	41,689	4,454,887
AMETEK, Inc.	26,599	4,876,661
Beacon Roofing Supply, Inc. *	21,552	1,984,293
Boeing Co. *	76,974	11,492,988
Boise Cascade Co.	25,138	3,344,108
Builders FirstSource, Inc. *	30,929	5,301,231
Carlisle Cos., Inc.	10,231	4,319,835
Carrier Global Corp.	155,945	11,340,320
Caterpillar, Inc.	102,844	38,689,913
CNH Industrial NV	207,442	2,329,574
Cummins, Inc.	50,660	16,666,127
Curtiss-Wright Corp.	7,288	2,514,068
SECURITY	NUMBER OF SHARES	VALUE ($)
Deere & Co.	56,354	22,805,900
Donaldson Co., Inc.	27,712	2,027,410
Dover Corp.	30,576	5,788,954
Eaton Corp. PLC	61,164	20,280,759
EMCOR Group, Inc.	12,110	5,401,908
Emerson Electric Co.	129,508	14,021,831
Fastenal Co.	88,243	6,898,838
Fluor Corp. *	52,961	2,768,801
Fortive Corp.	43,138	3,081,347
Fortune Brands Innovations, Inc.	46,582	3,881,678
GE Vernova, Inc. *	13,141	3,964,114
Generac Holdings, Inc. *	12,920	2,138,906
General Dynamics Corp.	68,601	20,004,738
General Electric Co.	83,180	14,288,660
Graco, Inc.	23,276	1,895,830
Honeywell International, Inc.	156,349	32,157,862
Howmet Aerospace, Inc.	57,189	5,702,887
Hubbell, Inc., Class B	7,685	3,281,726
Huntington Ingalls Industries, Inc.	15,700	2,903,872
IDEX Corp.	11,204	2,404,827
Illinois Tool Works, Inc.	54,314	14,183,015
Ingersoll Rand, Inc.	32,062	3,077,952
ITT, Inc.	17,007	2,383,021
Johnson Controls International PLC	186,203	14,067,637
L3Harris Technologies, Inc.	62,887	15,562,646
Lennox International, Inc.	4,392	2,646,487
Lincoln Electric Holdings, Inc.	9,449	1,819,499
Lockheed Martin Corp.	66,023	36,051,859
Masco Corp.	64,372	5,143,966
MasTec, Inc. *	24,036	2,953,784
MDU Resources Group, Inc.	82,157	2,370,229
Middleby Corp. *	12,573	1,630,718
MSC Industrial Direct Co., Inc., Class A	8,720	689,490
Mueller Industries, Inc.	37,302	3,057,645
Nordson Corp.	7,606	1,885,451
Northrop Grumman Corp.	38,265	19,477,650
nVent Electric PLC	29,170	2,175,207
Oshkosh Corp.	31,889	3,260,331
Otis Worldwide Corp.	48,690	4,781,358
Owens Corning	32,412	5,730,117
PACCAR, Inc.	127,712	13,317,807
Parker-Hannifin Corp.	17,450	11,064,521
Pentair PLC	34,626	3,432,129
Quanta Services, Inc.	21,358	6,442,214
Regal Rexnord Corp.	17,489	2,912,618
Resideo Technologies, Inc. *	94,018	1,849,334
Rockwell Automation, Inc.	19,643	5,238,985
RTX Corp.	273,919	33,141,460
Rush Enterprises, Inc., Class A	38,918	2,201,980
Sensata Technologies Holding PLC	60,278	2,069,947
Snap-on, Inc.	15,064	4,973,078
Stanley Black & Decker, Inc.	75,756	7,040,763
Textron, Inc.	64,861	5,216,122
Timken Co.	22,676	1,882,108
Toro Co.	22,050	1,774,584
Trane Technologies PLC	14,837	5,492,064
TransDigm Group, Inc.	4,902	6,383,875
UFP Industries, Inc.	27,667	3,384,781
United Rentals, Inc.	15,082	12,258,650
Watsco, Inc.	6,273	2,967,192
WESCO International, Inc.	20,224	3,882,401
Westinghouse Air Brake Technologies Corp.	31,406	5,903,700
WW Grainger, Inc.	6,695	7,426,295
Xylem, Inc.	25,471	3,101,858
		630,729,656

See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
3

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Commercial & Professional Services 1.1%
ABM Industries, Inc.	42,009	2,228,998
Amentum Holdings, Inc. *	36,862	1,096,276
Automatic Data Processing, Inc.	47,962	13,872,529
Booz Allen Hamilton Holding Corp., Class A	21,032	3,820,673
Broadridge Financial Solutions, Inc.	15,037	3,170,702
CACI International, Inc., Class A *	6,154	3,400,454
Cintas Corp.	37,385	7,694,207
Concentrix Corp.	16,515	702,053
Copart, Inc. *	45,656	2,349,914
Equifax, Inc.	11,232	2,976,705
Genpact Ltd.	59,434	2,268,596
Jacobs Solutions, Inc.	36,499	5,131,029
KBR, Inc.	28,725	1,924,862
Leidos Holdings, Inc.	43,167	7,906,468
ManpowerGroup, Inc.	67,834	4,263,367
Maximus, Inc.	9,608	830,516
Paychex, Inc.	42,186	5,877,775
Republic Services, Inc., Class A	29,355	5,812,290
Robert Half, Inc.	52,249	3,558,679
Science Applications International Corp.	18,934	2,731,987
SS&C Technologies Holdings, Inc.	47,495	3,321,325
TransUnion	26,111	2,645,044
Verisk Analytics, Inc., Class A	14,865	4,083,713
Waste Management, Inc.	66,650	14,386,402
		106,054,564

Consumer Discretionary Distribution & Retail 4.4%
Academy Sports & Outdoors, Inc.	37,580	1,911,319
Advance Auto Parts, Inc.	63,689	2,273,060
Amazon.com, Inc. *	716,699	133,592,694
American Eagle Outfitters, Inc.	43,237	847,013
Asbury Automotive Group, Inc. *	10,541	2,401,661
AutoNation, Inc. *	28,488	4,429,029
AutoZone, Inc. *	1,804	5,428,236
Bath & Body Works, Inc.	84,172	2,388,801
Best Buy Co., Inc.	170,074	15,379,792
Burlington Stores, Inc. *	9,756	2,417,244
CarMax, Inc. *	80,636	5,836,434
Dick's Sporting Goods, Inc.	19,482	3,813,601
eBay, Inc.	266,552	15,329,406
Foot Locker, Inc. *	126,497	2,933,465
Gap, Inc.	159,501	3,312,836
Genuine Parts Co.	38,832	4,454,030
Group 1 Automotive, Inc.	12,127	4,418,109
Home Depot, Inc.	191,122	75,254,287
Kohl's Corp.	336,122	6,211,535
Lithia Motors, Inc., Class A	18,898	6,281,128
LKQ Corp.	135,113	4,970,807
Lowe's Cos., Inc.	154,697	40,504,316
Macy's, Inc.	347,927	5,337,200
Murphy USA, Inc.	7,738	3,779,626
Nordstrom, Inc.	53,361	1,206,492
ODP Corp. *	59,442	1,844,485
O'Reilly Automotive, Inc. *	8,327	9,602,197
Penske Automotive Group, Inc.	12,459	1,875,952
Pool Corp.	5,958	2,154,651
Qurate Retail, Inc. *	2,567,392	1,372,014
Ross Stores, Inc.	49,405	6,902,867
TJX Cos., Inc.	180,184	20,366,198
Tractor Supply Co.	19,763	5,247,274
Ulta Beauty, Inc. *	8,257	3,046,668
Williams-Sonoma, Inc.	32,012	4,293,770
		411,418,197

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Durables & Apparel 1.6%
Brunswick Corp.	33,736	2,690,109
Capri Holdings Ltd. *	70,957	1,400,691
Carter's, Inc.	26,899	1,471,375
Deckers Outdoor Corp. *	18,355	2,953,136
DR Horton, Inc.	93,750	15,843,750
Garmin Ltd.	15,191	3,013,135
Hanesbrands, Inc. *	424,294	2,948,843
Hasbro, Inc.	47,306	3,104,693
KB Home	33,678	2,643,723
Leggett & Platt, Inc.	140,010	1,680,120
Lennar Corp., Class A	93,290	15,887,287
Lululemon Athletica, Inc. *	4,183	1,246,116
Meritage Homes Corp.	16,822	3,048,146
Mohawk Industries, Inc. *	41,795	5,611,815
Newell Brands, Inc.	372,915	3,281,652
NIKE, Inc., Class B	241,087	18,595,040
NVR, Inc. *	805	7,368,012
Polaris, Inc.	29,790	2,082,619
PulteGroup, Inc.	82,997	10,750,601
PVH Corp.	39,546	3,893,699
Ralph Lauren Corp., Class A	14,358	2,841,879
Skechers USA, Inc., Class A *	35,545	2,184,596
Tapestry, Inc.	89,415	4,242,742
Taylor Morrison Home Corp., Class A *	53,377	3,656,324
Tempur Sealy International, Inc.	36,143	1,731,611
Toll Brothers, Inc.	34,918	5,113,392
TopBuild Corp. *	2,374	838,924
Tri Pointe Homes, Inc. *	63,641	2,573,006
VF Corp.	316,856	6,562,088
Whirlpool Corp.	66,303	6,863,024
		146,122,148

Consumer Services 1.6%
Aramark	75,478	2,855,333
Booking Holdings, Inc.	4,754	22,230,893
Caesars Entertainment, Inc. *	49,940	2,000,097
Carnival Corp. *	244,399	5,376,778
Chipotle Mexican Grill, Inc., Class A *	60,720	3,386,354
Darden Restaurants, Inc.	28,462	4,554,489
Domino's Pizza, Inc.	7,500	3,102,975
Expedia Group, Inc. *	19,466	3,042,731
H&R Block, Inc.	20,581	1,229,303
Hilton Worldwide Holdings, Inc.	24,177	5,677,968
Las Vegas Sands Corp.	75,167	3,897,409
Marriott International, Inc., Class A	30,884	8,030,458
Marriott Vacations Worldwide Corp.	19,412	1,495,306
McDonald's Corp.	110,798	32,365,204
MGM Resorts International *	145,899	5,379,296
Penn Entertainment, Inc. *	100,071	1,976,402
Service Corp. International	30,538	2,493,428
Starbucks Corp.	277,973	27,157,962
Travel & Leisure Co.	20,356	973,220
Vail Resorts, Inc.	8,370	1,386,825
Yum! Brands, Inc.	55,281	7,250,656
		145,863,087

Consumer Staples Distribution & Retail 3.5%
Albertsons Cos., Inc., Class A	133,910	2,423,771
Andersons, Inc.	12,692	576,217
BJ's Wholesale Club Holdings, Inc. *	27,160	2,301,267
Casey's General Stores, Inc.	12,560	4,948,891
Costco Wholesale Corp.	69,454	60,715,298
Dollar General Corp.	102,088	8,171,124
Dollar Tree, Inc. *	70,918	4,584,140
See financial notes
4
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kroger Co.	494,025	27,551,774
Performance Food Group Co. *	70,036	5,690,425
SpartanNash Co.	42,512	894,452
Sprouts Farmers Market, Inc. *	36,698	4,713,124
Sysco Corp.	123,482	9,254,976
Target Corp.	238,474	35,780,639
U.S. Foods Holding Corp. *	112,814	6,954,983
United Natural Foods, Inc. *	65,474	1,331,741
Walgreens Boots Alliance, Inc.	1,854,280	17,541,489
Walmart, Inc.	1,688,232	138,350,612
		331,784,923

Energy 6.9%
Antero Resources Corp. *	83,494	2,160,825
APA Corp.	134,442	3,172,831
Baker Hughes Co., Class A	357,928	13,629,898
Cheniere Energy, Inc.	28,284	5,412,992
Chevron Corp.	752,491	111,985,711
CNX Resources Corp. *	37,446	1,274,287
ConocoPhillips	414,270	45,379,136
Coterra Energy, Inc.	126,592	3,028,081
Delek U.S. Holdings, Inc.	67,206	1,053,118
Devon Energy Corp.	216,214	8,363,158
Diamondback Energy, Inc.	27,711	4,898,473
EOG Resources, Inc.	167,393	20,415,250
EQT Corp.	100,380	3,667,885
Expand Energy Corp.	80,261	6,799,712
Exxon Mobil Corp.	1,605,711	187,514,931
Halliburton Co.	204,359	5,668,919
Hess Corp.	36,894	4,961,505
HF Sinclair Corp.	119,743	4,623,277
Kinder Morgan, Inc.	818,194	20,053,935
Marathon Oil Corp.	288,241	7,984,276
Marathon Petroleum Corp.	245,270	35,679,427
Murphy Oil Corp.	59,426	1,870,730
NOV, Inc.	131,135	2,033,904
Occidental Petroleum Corp.	208,129	10,429,344
ONEOK, Inc.	124,523	12,063,788
Ovintiv, Inc.	120,145	4,709,684
PBF Energy, Inc., Class A	105,647	3,013,052
Peabody Energy Corp.	97,205	2,553,575
Phillips 66	267,058	32,533,006
Schlumberger NV	269,016	10,779,471
SM Energy Co.	43,911	1,842,945
Targa Resources Corp.	35,413	5,912,555
TechnipFMC PLC	42,310	1,129,254
Valero Energy Corp.	268,537	34,845,361
Williams Cos., Inc.	291,113	15,245,588
World Kinect Corp.	286,735	7,498,120
		644,188,004

Equity Real Estate Investment Trusts (REITs) 1.8%
Alexandria Real Estate Equities, Inc.	25,821	2,880,333
American Tower Corp.	55,670	11,887,772
AvalonBay Communities, Inc.	21,468	4,757,524
Brixmor Property Group, Inc.	79,155	2,133,227
BXP, Inc.	59,956	4,830,055
Camden Property Trust	17,596	2,037,441
Crown Castle, Inc.	86,095	9,254,352
Digital Realty Trust, Inc.	44,943	8,010,191
Equinix, Inc.	9,015	8,186,341
Equity Residential	68,572	4,825,412
Essex Property Trust, Inc.	10,113	2,870,676
Extra Space Storage, Inc.	18,221	2,975,489
Gaming & Leisure Properties, Inc.	38,295	1,922,026
Healthpeak Properties, Inc.	151,877	3,409,639
SECURITY	NUMBER OF SHARES	VALUE ($)
Host Hotels & Resorts, Inc.	213,613	3,682,688
Invitation Homes, Inc.	74,092	2,327,230
Iron Mountain, Inc.	53,191	6,581,322
Kimco Realty Corp.	115,145	2,731,239
Lamar Advertising Co., Class A	17,446	2,302,872
Medical Properties Trust, Inc. (a)	381,035	1,764,192
Mid-America Apartment Communities, Inc.	20,133	3,046,928
Park Hotels & Resorts, Inc.	153,054	2,125,920
Prologis, Inc.	60,596	6,843,712
Public Storage	15,899	5,231,725
Realty Income Corp.	61,949	3,677,912
Regency Centers Corp.	30,677	2,191,565
SBA Communications Corp., Class A	8,751	2,008,092
Simon Property Group, Inc.	56,970	9,634,766
SL Green Realty Corp.	26,880	2,032,397
Sun Communities, Inc.	17,993	2,387,311
UDR, Inc.	51,099	2,155,867
Ventas, Inc.	118,980	7,792,000
VICI Properties, Inc., Class A	72,440	2,300,694
Vornado Realty Trust	106,909	4,427,102
Welltower, Inc.	74,135	9,999,329
Weyerhaeuser Co.	284,369	8,860,938
WP Carey, Inc.	33,328	1,857,036
		165,943,315

Financial Services 8.5%
Affiliated Managers Group, Inc.	19,130	3,709,307
Ally Financial, Inc.	259,188	9,084,539
American Express Co.	121,038	32,689,943
Ameriprise Financial, Inc.	25,107	12,812,102
Annaly Capital Management, Inc.	122,478	2,328,307
Apollo Global Management, Inc.	16,661	2,386,855
Bank of New York Mellon Corp.	328,256	24,737,372
Berkshire Hathaway, Inc., Class A *	40	27,078,380
Berkshire Hathaway, Inc., Class B *	391,677	176,614,993
Blackrock, Inc.	25,787	25,297,821
Blackstone, Inc.	68,420	11,477,455
Block, Inc. *	31,570	2,283,142
Bread Financial Holdings, Inc.	92,412	4,606,738
Capital One Financial Corp.	253,142	41,208,986
Carlyle Group, Inc.	62,817	3,142,734
Cboe Global Markets, Inc.	4,795	1,024,068
Charles Schwab Corp. (b)	153,324	10,859,939
CME Group, Inc.	34,591	7,795,428
Corebridge Financial, Inc.	123,509	3,923,881
Corpay, Inc. *	14,806	4,881,834
Discover Financial Services	142,871	21,206,343
Equitable Holdings, Inc.	104,627	4,743,788
Evercore, Inc., Class A	14,194	3,749,629
Fidelity National Information Services, Inc.	126,390	11,340,975
Fiserv, Inc. *	60,516	11,976,116
Franklin Resources, Inc.	192,807	4,004,601
Global Payments, Inc.	71,652	7,431,029
Goldman Sachs Group, Inc.	102,087	52,859,628
Intercontinental Exchange, Inc.	68,249	10,637,972
Invesco Ltd.	265,350	4,601,169
Jack Henry & Associates, Inc.	12,160	2,212,269
Jackson Financial, Inc., Class A	42,376	4,235,481
Janus Henderson Group PLC	66,123	2,731,541
Jefferies Financial Group, Inc.	75,239	4,813,791
KKR & Co., Inc.	78,509	10,853,084
Lazard, Inc.	24,845	1,316,537
LPL Financial Holdings, Inc.	13,054	3,683,578
Mastercard, Inc., Class A	53,317	26,636,640
MGIC Investment Corp.	93,455	2,340,113
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
5

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Moody's Corp.	14,213	6,453,270
Morgan Stanley	339,973	39,521,861
MSCI, Inc., Class A	4,677	2,671,502
Nasdaq, Inc.	40,280	2,977,498
Navient Corp.	126,553	1,800,849
Northern Trust Corp.	69,322	6,968,247
OneMain Holdings, Inc.	106,592	5,294,425
PayPal Holdings, Inc. *	249,886	19,815,960
Raymond James Financial, Inc.	32,193	4,771,646
Rithm Capital Corp.	209,642	2,220,109
S&P Global, Inc.	27,722	13,316,540
SEI Investments Co.	34,681	2,592,752
SLM Corp.	157,061	3,460,054
Starwood Property Trust, Inc.	103,189	2,036,951
State Street Corp.	102,077	9,472,746
Synchrony Financial	505,243	27,859,099
T. Rowe Price Group, Inc.	102,908	11,305,473
Visa, Inc., Class A	113,712	32,959,423
Voya Financial, Inc.	35,096	2,818,209
Western Union Co.	296,213	3,187,252
		800,821,974

Food, Beverage & Tobacco 3.4%
Altria Group, Inc.	652,073	35,511,896
Archer-Daniels-Midland Co.	380,707	21,018,833
Brown-Forman Corp., Class B	30,555	1,345,337
Bunge Global SA	113,974	9,576,095
Campbell Soup Co.	65,389	3,050,397
Coca-Cola Co.	544,601	35,567,891
Coca-Cola Europacific Partners PLC	24,528	1,864,128
Conagra Brands, Inc.	200,762	5,810,052
Constellation Brands, Inc., Class A	28,677	6,662,814
Darling Ingredients, Inc. *	56,915	2,225,946
Flowers Foods, Inc.	73,168	1,626,525
General Mills, Inc.	170,912	11,625,434
Hershey Co.	20,586	3,655,662
Hormel Foods Corp.	101,475	3,100,061
Ingredion, Inc.	30,753	4,082,768
J.M. Smucker Co.	47,008	5,335,878
Kellanova	77,866	6,279,893
Keurig Dr. Pepper, Inc.	208,956	6,885,100
Kraft Heinz Co.	287,930	9,634,138
Lamb Weston Holdings, Inc.	23,282	1,808,779
McCormick & Co., Inc. - Non Voting Shares	44,420	3,475,421
Molson Coors Beverage Co., Class B	85,248	4,643,458
Mondelez International, Inc., Class A	291,668	19,973,425
Monster Beverage Corp. *	80,973	4,265,658
PepsiCo, Inc.	242,328	40,245,834
Philip Morris International, Inc.	360,721	47,867,677
Post Holdings, Inc. *	17,516	1,912,922
Tyson Foods, Inc., Class A	301,012	17,636,293
		316,688,315

Health Care Equipment & Services 5.5%
Abbott Laboratories	285,208	32,334,031
Align Technology, Inc. *	9,573	1,962,752
Baxter International, Inc.	200,186	7,146,640
Becton Dickinson & Co.	46,028	10,751,681
Boston Scientific Corp. *	99,349	8,347,303
Cardinal Health, Inc.	57,264	6,214,289
Cencora, Inc.	9,889	2,255,483
Centene Corp. *	319,288	19,878,871
Chemed Corp.	1,399	755,796
Cigna Group	143,132	45,059,385
Community Health Systems, Inc. *	198,768	805,010
SECURITY	NUMBER OF SHARES	VALUE ($)
Cooper Cos., Inc. *	24,071	2,519,752
CVS Health Corp.	1,194,412	67,436,502
DaVita, Inc. *	35,410	4,950,672
DENTSPLY SIRONA, Inc.	71,391	1,654,129
Edwards Lifesciences Corp. *	60,201	4,034,069
Elevance Health, Inc.	85,917	34,861,682
Encompass Health Corp.	23,645	2,351,732
GE HealthCare Technologies, Inc.	109,455	9,560,894
HCA Healthcare, Inc.	57,315	20,561,183
Henry Schein, Inc. *	59,599	4,185,638
Hologic, Inc. *	50,443	4,079,325
Humana, Inc.	64,201	16,552,944
IDEXX Laboratories, Inc. *	4,976	2,024,834
Intuitive Surgical, Inc. *	15,666	7,893,157
Labcorp Holdings, Inc.	37,628	8,589,344
McKesson Corp.	17,130	8,575,107
Medtronic PLC	185,875	16,589,344
Molina Healthcare, Inc. *	14,396	4,624,283
Quest Diagnostics, Inc.	43,139	6,679,211
ResMed, Inc.	14,121	3,423,919
Solventum Corp. *	35,818	2,599,670
STERIS PLC	12,344	2,738,516
Stryker Corp.	32,120	11,443,714
Teleflex, Inc.	8,770	1,763,296
Tenet Healthcare Corp. *	41,737	6,470,070
UnitedHealth Group, Inc.	199,071	112,375,580
Universal Health Services, Inc., Class B	38,512	7,868,387
Zimmer Biomet Holdings, Inc.	41,876	4,477,382
		516,395,577

Household & Personal Products 1.2%
Church & Dwight Co., Inc.	37,125	3,709,159
Clorox Co.	22,570	3,578,473
Colgate-Palmolive Co.	132,473	12,414,045
Estee Lauder Cos., Inc., Class A	49,712	3,427,145
Kenvue, Inc.	224,381	5,145,056
Kimberly-Clark Corp.	71,703	9,621,109
Procter & Gamble Co.	445,701	73,620,891
		111,515,878

Insurance 3.4%
Aflac, Inc.	182,290	19,102,169
Allstate Corp.	133,747	24,946,490
American Financial Group, Inc.	32,116	4,140,716
American International Group, Inc.	355,810	26,998,863
Aon PLC, Class A	33,051	12,125,420
Arch Capital Group Ltd. *	25,686	2,531,612
Arthur J Gallagher & Co.	16,285	4,579,342
Assurant, Inc.	13,473	2,582,774
Brown & Brown, Inc.	21,849	2,286,279
Chubb Ltd.	88,623	25,030,680
Cincinnati Financial Corp.	46,558	6,556,763
CNO Financial Group, Inc.	95,046	3,269,582
Everest Group Ltd.	4,267	1,517,388
Fidelity National Financial, Inc.	101,104	6,083,428
First American Financial Corp.	62,323	3,998,021
Genworth Financial, Inc., Class A *	432,593	2,915,677
Globe Life, Inc.	30,866	3,259,450
Hanover Insurance Group, Inc.	15,388	2,282,502
Hartford Financial Services Group, Inc.	117,298	12,954,391
Lincoln National Corp.	151,115	5,251,246
Loews Corp.	57,018	4,502,141
Markel Group, Inc. *	2,717	4,189,641
Marsh & McLennan Cos., Inc.	60,665	13,239,530
MetLife, Inc.	302,841	23,748,791
Old Republic International Corp.	122,451	4,277,213
See financial notes
6
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Primerica, Inc.	8,458	2,341,259
Principal Financial Group, Inc.	100,055	8,244,532
Progressive Corp.	87,791	21,318,289
Prudential Financial, Inc.	172,619	21,142,375
Reinsurance Group of America, Inc.	16,961	3,580,128
Travelers Cos., Inc.	115,558	28,420,335
Unum Group	78,759	5,054,753
W.R. Berkley Corp.	55,869	3,194,031
Willis Towers Watson PLC	21,452	6,482,580
		322,148,391

Materials 3.7%
Air Products & Chemicals, Inc.	38,426	11,932,426
Albemarle Corp.	27,421	2,597,591
Alcoa Corp.	137,512	5,512,856
Amcor PLC	283,789	3,158,572
AptarGroup, Inc.	13,499	2,266,617
Arch Resources, Inc.	10,332	1,516,324
Avery Dennison Corp.	17,865	3,698,591
Axalta Coating Systems Ltd. *	59,913	2,271,901
Ball Corp.	91,326	5,411,066
Berry Global Group, Inc.	61,852	4,357,473
Celanese Corp., Class A	44,116	5,557,293
CF Industries Holdings, Inc.	76,202	6,266,090
Chemours Co.	113,379	2,058,963
Cleveland-Cliffs, Inc. *	266,873	3,464,012
Commercial Metals Co.	54,435	2,928,603
Corteva, Inc.	150,410	9,162,977
CRH PLC	51,800	4,943,274
Crown Holdings, Inc.	41,943	3,923,768
Dow, Inc.	389,985	19,257,459
DuPont de Nemours, Inc.	204,260	16,951,537
Eagle Materials, Inc.	7,995	2,282,253
Eastman Chemical Co.	72,625	7,632,161
Ecolab, Inc.	32,770	8,052,572
FMC Corp.	45,866	2,980,831
Freeport-McMoRan, Inc.	306,148	13,782,783
Graphic Packaging Holding Co.	104,537	2,954,216
Huntsman Corp.	166,247	3,657,434
International Flavors & Fragrances, Inc.	52,819	5,251,793
International Paper Co.	285,600	15,862,224
Linde PLC	70,818	32,303,631
Louisiana-Pacific Corp.	31,156	3,081,328
LyondellBasell Industries NV, Class A	159,307	13,835,813
Martin Marietta Materials, Inc.	7,306	4,327,636
Mosaic Co.	238,011	6,369,174
Newmont Corp.	308,958	14,039,052
Nucor Corp.	128,697	18,254,383
O-I Glass, Inc. *	142,578	1,584,042
Olin Corp.	77,271	3,170,429
Packaging Corp. of America	29,859	6,835,919
PPG Industries, Inc.	64,059	7,975,986
Reliance, Inc.	27,695	7,930,186
RPM International, Inc.	27,085	3,442,774
Sealed Air Corp.	68,493	2,478,077
Sherwin-Williams Co.	21,210	7,609,512
Smurfit WestRock PLC	166,708	8,585,462
Sonoco Products Co.	48,120	2,527,262
Steel Dynamics, Inc.	78,928	10,300,104
U.S. Steel Corp.	193,070	7,500,770
Vulcan Materials Co.	16,139	4,420,956
Westlake Corp.	11,518	1,519,685
		347,785,841

SECURITY	NUMBER OF SHARES	VALUE ($)
Media & Entertainment 6.7%
Alphabet, Inc., Class A	736,371	126,000,442
Alphabet, Inc., Class C	626,507	108,191,494
Charter Communications, Inc., Class A *	86,160	28,226,878
Comcast Corp., Class A	1,846,314	80,628,532
Electronic Arts, Inc.	52,621	7,937,878
Fox Corp., Class A	198,329	8,329,818
Interpublic Group of Cos., Inc.	122,899	3,613,231
Meta Platforms, Inc., Class A	300,750	170,699,685
Netflix, Inc. *	19,785	14,958,053
News Corp., Class A	142,359	3,879,283
Nexstar Media Group, Inc., Class A	19,189	3,375,729
Omnicom Group, Inc.	73,141	7,387,241
Paramount Global, Class B	916,375	10,025,142
Take-Two Interactive Software, Inc. *	15,761	2,548,869
TEGNA, Inc.	132,859	2,182,873
Walt Disney Co.	402,631	38,733,102
Warner Bros Discovery, Inc. *	834,308	6,782,924
		623,501,174

Pharmaceuticals, Biotechnology & Life Sciences 5.6%
AbbVie, Inc.	282,953	57,685,628
Agilent Technologies, Inc.	40,776	5,313,521
Amgen, Inc.	128,328	41,085,492
Avantor, Inc. *	101,819	2,277,691
Biogen, Inc. *	52,070	9,060,180
Bristol-Myers Squibb Co.	741,078	41,329,920
Catalent, Inc. *	35,336	2,070,690
Charles River Laboratories International, Inc. *	3,352	598,600
Danaher Corp.	58,744	14,431,051
Eli Lilly & Co.	24,631	20,437,326
Gilead Sciences, Inc.	393,113	34,916,297
GRAIL, Inc. *	3,089	41,918
ICON PLC *	3,495	776,274
Illumina, Inc. *	18,724	2,698,877
IQVIA Holdings, Inc. *	31,334	6,449,164
Jazz Pharmaceuticals PLC *	6,811	749,414
Johnson & Johnson	569,825	91,092,224
Merck & Co., Inc.	419,316	42,904,413
Mettler-Toledo International, Inc. *	2,358	3,045,947
Moderna, Inc. *	64,487	3,505,513
Organon & Co.	277,473	5,210,943
Perrigo Co. PLC	40,468	1,037,195
Pfizer, Inc.	2,534,089	71,714,719
Regeneron Pharmaceuticals, Inc. *	12,293	10,303,993
Revvity, Inc.	22,532	2,672,070
Thermo Fisher Scientific, Inc.	44,904	24,531,953
Vertex Pharmaceuticals, Inc. *	15,086	7,180,634
Viatris, Inc.	763,292	8,854,187
Waters Corp. *	9,970	3,221,407
West Pharmaceutical Services, Inc.	5,763	1,774,601
Zoetis, Inc.	40,324	7,209,125
		524,180,967

Real Estate Management & Development 0.2%
Anywhere Real Estate, Inc. *	152,956	590,410
CBRE Group, Inc., Class A *	95,711	12,535,270
Jones Lang LaSalle, Inc. *	31,287	8,477,525
		21,603,205

Semiconductors & Semiconductor Equipment 4.0%
Advanced Micro Devices, Inc. *	64,600	9,306,922
Analog Devices, Inc.	58,213	12,987,902
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
7

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Applied Materials, Inc.	125,866	22,854,748
Broadcom, Inc.	349,345	59,308,301
First Solar, Inc. *	4,902	953,341
Intel Corp.	3,451,832	74,283,425
KLA Corp.	12,014	8,004,087
Lam Research Corp.	195,584	14,541,670
Marvell Technology, Inc.	47,620	3,814,838
Microchip Technology, Inc.	71,376	5,236,857
Micron Technology, Inc.	368,235	36,694,618
MKS Instruments, Inc.	15,514	1,541,006
NVIDIA Corp.	265,645	35,267,030
NXP Semiconductors NV	20,726	4,860,247
ON Semiconductor Corp. *	55,488	3,911,349
Qorvo, Inc. *	43,290	3,084,845
QUALCOMM, Inc.	254,279	41,388,993
Skyworks Solutions, Inc.	46,668	4,087,183
Teradyne, Inc.	33,465	3,554,318
Texas Instruments, Inc.	159,835	32,472,079
		378,153,759

Software & Services 5.0%
Accenture PLC, Class A	96,011	33,106,513
Adobe, Inc. *	35,747	17,089,926
Akamai Technologies, Inc. *	33,937	3,430,352
Amdocs Ltd.	43,835	3,846,302
ANSYS, Inc. *	5,546	1,776,994
ASGN, Inc. *	20,802	1,915,864
Autodesk, Inc. *	10,841	3,076,676
Cadence Design Systems, Inc. *	10,863	2,999,492
Check Point Software Technologies Ltd. *	9,362	1,621,592
Cognizant Technology Solutions Corp., Class A	222,485	16,595,156
Dropbox, Inc., Class A *	25,410	656,849
DXC Technology Co. *	226,367	4,495,649
EPAM Systems, Inc. *	8,316	1,568,813
Fortinet, Inc. *	35,378	2,782,833
Gartner, Inc. *	6,080	3,055,200
Gen Digital, Inc.	133,763	3,893,841
GoDaddy, Inc., Class A *	14,571	2,430,443
International Business Machines Corp.	251,868	52,066,153
Intuit, Inc.	15,245	9,304,024
Kyndryl Holdings, Inc. *	172,206	3,941,795
Microsoft Corp.	553,552	224,935,855
Oracle Corp.	261,475	43,885,964
Palo Alto Networks, Inc. *	8,234	2,966,957
Roper Technologies, Inc.	9,088	4,886,890
Salesforce, Inc.	44,702	13,024,822
ServiceNow, Inc. *	1,023	954,449
Synopsys, Inc. *	5,687	2,920,900
VeriSign, Inc. *	3,685	651,655
		463,881,959

Technology Hardware & Equipment 7.1%
Amphenol Corp., Class A	120,709	8,089,917
Apple, Inc.	1,850,971	418,152,859
Arista Networks, Inc. *	8,875	3,429,655
Arrow Electronics, Inc. *	63,440	7,528,425
Avnet, Inc.	133,355	7,229,174
CDW Corp.	23,981	4,513,944
Ciena Corp. *	45,171	2,868,810
Cisco Systems, Inc.	1,381,056	75,640,437
Coherent Corp. *	15,653	1,446,963
Corning, Inc.	285,816	13,601,983
Dell Technologies, Inc., Class C	18,251	2,256,371
F5, Inc. *	13,083	3,059,852
Flex Ltd. *	158,119	5,481,986
SECURITY	NUMBER OF SHARES	VALUE ($)
Hewlett Packard Enterprise Co.	960,030	18,710,985
HP, Inc.	547,914	19,461,905
Insight Enterprises, Inc. *	11,380	1,990,590
Jabil, Inc.	46,257	5,693,774
Juniper Networks, Inc.	123,508	4,804,461
Keysight Technologies, Inc. *	23,474	3,497,861
Motorola Solutions, Inc.	13,036	5,857,727
NetApp, Inc.	58,244	6,716,116
Sanmina Corp. *	42,904	3,007,570
Seagate Technology Holdings PLC	85,996	8,631,418
TD SYNNEX Corp.	23,506	2,711,417
TE Connectivity PLC	70,223	10,352,275
Teledyne Technologies, Inc. *	5,504	2,506,081
Trimble, Inc. *	44,422	2,687,531
Vishay Intertechnology, Inc.	31,871	540,532
Western Digital Corp. *	184,622	12,057,663
Xerox Holdings Corp.	216,328	1,767,400
Zebra Technologies Corp., Class A *	9,615	3,672,642
		667,968,324

Telecommunication Services 3.5%
AT&T, Inc.	5,528,691	124,616,695
Frontier Communications Parent, Inc. *	105,659	3,775,196
Liberty Global Ltd., Class C *	459,765	9,480,354
Liberty Latin America Ltd., Class C *	95,639	925,786
Lumen Technologies, Inc. *	7,262,629	46,408,199
Telephone & Data Systems, Inc.	163,556	4,865,791
T-Mobile U.S., Inc.	103,246	23,040,377
Verizon Communications, Inc.	2,684,057	113,079,322
		326,191,720

Transportation 2.0%
Alaska Air Group, Inc. *	30,006	1,437,587
American Airlines Group, Inc. *	81,439	1,091,283
Avis Budget Group, Inc.	27,743	2,302,669
CH Robinson Worldwide, Inc.	67,723	6,978,178
CSX Corp.	588,772	19,806,290
Delta Air Lines, Inc.	45,313	2,592,810
Expeditors International of Washington, Inc.	31,166	3,708,754
FedEx Corp.	104,723	28,678,394
GXO Logistics, Inc. *	34,531	2,065,299
Hertz Global Holdings, Inc. *	319,417	887,979
Hub Group, Inc., Class A	41,112	1,783,850
JB Hunt Transport Services, Inc.	24,945	4,505,566
Knight-Swift Transportation Holdings, Inc.	75,374	3,925,478
Landstar System, Inc.	13,260	2,330,710
Matson, Inc.	10,072	1,560,052
Norfolk Southern Corp.	75,513	18,910,721
Old Dominion Freight Line, Inc.	24,475	4,927,307
Ryder System, Inc.	41,761	6,108,799
Southwest Airlines Co.	74,756	2,286,038
Uber Technologies, Inc. *	48,337	3,482,681
U-Haul Holding Co., Non Voting Shares	29,061	1,983,704
Union Pacific Corp.	146,146	33,916,102
United Parcel Service, Inc., Class B	208,673	27,974,702
Werner Enterprises, Inc.	46,592	1,718,779
ZIM Integrated Shipping Services Ltd. (a)	142,514	3,390,408
		188,354,140

Utilities 3.6%
AES Corp.	340,688	5,617,945
Alliant Energy Corp.	66,944	4,016,640
Ameren Corp.	75,638	6,588,826
See financial notes
8
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
American Electric Power Co., Inc.	160,982	15,896,973
American Water Works Co., Inc.	30,122	4,160,149
Atmos Energy Corp.	27,013	3,748,864
CenterPoint Energy, Inc.	202,567	5,981,804
CMS Energy Corp.	84,187	5,860,257
Consolidated Edison, Inc.	117,719	11,969,668
Constellation Energy Corp.	43,896	11,542,892
Dominion Energy, Inc.	299,479	17,827,985
DTE Energy Co.	59,135	7,345,750
Duke Energy Corp.	260,763	30,058,151
Edison International	113,355	9,340,452
Entergy Corp.	77,807	12,042,968
Essential Utilities, Inc.	18,948	731,393
Evergy, Inc.	110,080	6,653,235
Eversource Energy	123,424	8,127,470
Exelon Corp.	422,124	16,589,473
FirstEnergy Corp.	207,570	8,682,653
National Fuel Gas Co.	31,507	1,907,119
NextEra Energy, Inc.	310,426	24,601,261
NiSource, Inc.	123,471	4,341,240
NRG Energy, Inc.	110,886	10,024,094
OGE Energy Corp.	70,013	2,799,820
PG&E Corp.	131,271	2,654,300
Pinnacle West Capital Corp.	45,780	4,019,942
Portland General Electric Co.	38,721	1,835,375
PPL Corp.	318,523	10,371,109
Public Service Enterprise Group, Inc.	120,330	10,758,705
Sempra	139,003	11,588,680
Southern Co.	288,386	26,251,778
UGI Corp.	186,542	4,460,219
Vistra Corp.	109,395	13,669,999
WEC Energy Group, Inc.	82,540	7,885,046
Xcel Energy, Inc.	173,803	11,611,778
		341,564,013
Total Common Stocks (Cost $5,372,633,356)		9,350,346,768

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82% (c)	19,142,680	19,142,680
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82% (c)(d)	4,821,082	4,821,082
		23,963,762
Total Short-Term Investments (Cost $23,963,762)		23,963,762
Total Investments in Securities (Cost $5,396,597,118)		9,374,310,530

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 12/20/24	80	22,954,000	(358,251)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $4,641,687.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.
Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended October 31, 2024. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2023, and/or Value at October 31, 2024, columns means either the issuer was not held or not held as an affiliate at the beginning of period and is no longer held at period end or the issuer is held at period end but is no longer an affiliate.
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Financial Services 0.1%
Charles Schwab Corp.	$5,890,928	$3,284,662	($554,045 )	($24,387 )	$2,262,781	$10,859,939	153,324	$135,963

Transportation 0.0%
Daseke, Inc.	—	1,516,053	(1,525,241)	9,188	—	—	—	—
Total	$5,890,928	$4,800,715	($2,079,286 )	($15,199 )	$2,262,781	$10,859,939		$135,963
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
9

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$9,350,346,768	$—	$—	$9,350,346,768
Short-Term Investments[1]	23,963,762	—	—	23,963,762
Liabilities
Futures Contracts[2]	(358,251)	—	—	(358,251)
Total	$9,373,952,279	$—	$—	$9,373,952,279

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
10
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company Index Fund
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $6,828,717)		$10,859,939
Investments in securities, at value - unaffiliated issuers (cost $5,389,768,401) including securities on loan of $4,641,687		9,363,450,591
Deposit with broker for futures contracts		1,533,000
Receivables:
Dividends		8,915,523
Fund shares sold		5,430,189
Income from securities on loan	+	2,648
Total assets		9,390,191,890

Liabilities
Collateral held for securities on loan		4,821,082
Payables:
Fund shares redeemed		7,757,167
Investment adviser fees		2,016,611
Variation margin on futures contracts	+	543,156
Total liabilities		15,138,016
Net assets		$9,375,053,874

Net Assets by Source
Capital received from investors		$5,476,838,571
Total distributable earnings	+	3,898,215,303
Net assets		$9,375,053,874

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$9,375,053,874		332,859,160		$28.17

See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
11

Schwab Fundamental U.S. Large Company Index Fund
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $96,313)		$181,191,109
Dividends received from securities - affiliated issuers		135,963
Other Interest		118,747
Securities on loan, net	+	178,710
Total investment income		181,624,529

Expenses
Investment adviser fees		21,169,346
Total expenses	–	21,169,346
Net investment income		160,455,183

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(15,199)
Net realized losses on sales of securities - unaffiliated issuers		(48,937,230)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		488,764,907
Net realized gains on futures contracts	+	10,182,764
Net realized gains		449,995,242
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		2,262,781
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		1,634,301,760
Net change in unrealized appreciation (depreciation) on futures contracts	+	747,521
Net change in unrealized appreciation (depreciation)	+	1,637,312,062
Net realized and unrealized gains		2,087,307,304
Increase in net assets resulting from operations		$2,247,762,487
See financial notes
12
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$160,455,183	$139,705,973
Net realized gains		449,995,242	331,984,637
Net change in unrealized appreciation (depreciation)	+	1,637,312,062	(189,595,548)
Increase in net assets resulting from operations		$2,247,762,487	$282,095,062

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($142,700,838 )	($133,865,719 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		92,576,928	$2,391,029,003	85,365,922	$1,869,192,647
Shares reinvested		4,359,762	101,408,064	4,461,960	94,504,309
Shares redeemed	+	(79,224,901)	(2,058,413,474)	(79,488,125)	(1,736,335,999)
Net transactions in fund shares		17,711,789	$434,023,593	10,339,757	$227,360,957

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		315,147,371	$6,835,968,632	304,807,614	$6,460,378,332
Total increase	+	17,711,789	2,539,085,242	10,339,757	375,590,300
End of period		332,859,160	$9,375,053,874	315,147,371	$6,835,968,632
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
13

Schwab Fundamental U.S. Small Company Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$13.80	$15.22	$19.32	$11.97	$13.85
Income (loss) from investment operations:
Net investment income (loss)[1]	0.25	0.23	0.22	0.18	0.17
Net realized and unrealized gains (losses)	3.89	(0.67)	(2.17)	7.38	(1.53)
Total from investment operations	4.14	(0.44)	(1.95)	7.56	(1.36)
Less distributions:
Distributions from net investment income	(0.23)	(0.17)	(0.24)	(0.21)	(0.20)
Distributions from net realized gains	—	(0.81)	(1.91)	—	(0.32)
Total distributions	(0.23)	(0.98)	(2.15)	(0.21)	(0.52)
Net asset value at end of period	$17.71	$13.80	$15.22	$19.32	$11.97
Total return	30.22%	(3.04%)	(11.37%)	63.73%	(10.42%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%	0.25%	0.25%[2]	0.25%	0.25%
Net investment income (loss)	1.49%	1.56%	1.35%	1.02%	1.43%
Portfolio turnover rate	40%[3]	22%[3]	35%[3]	36%[3]	28%
Net assets, end of period (x 1,000,000)	$1,746	$1,524	$1,631	$1,945	$1,394

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Portfolio turnover rate excludes in-kind transactions.
See financial notes
14
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings  as of October 31, 2024

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 1.3%
American Axle & Manufacturing Holdings, Inc. *	161,803	914,187
Cooper-Standard Holdings, Inc. *	43,221	542,424
Dorman Products, Inc. *	17,194	1,960,632
Fox Factory Holding Corp. *	27,897	1,004,013
Gentherm, Inc. *	30,576	1,282,663
LCI Industries	30,217	3,362,548
Modine Manufacturing Co. *	23,260	2,739,330
Patrick Industries, Inc.	25,082	3,159,830
Phinia, Inc.	60,372	2,812,128
Standard Motor Products, Inc.	17,685	569,280
Stoneridge, Inc. *	20,791	145,329
Visteon Corp. *	18,620	1,680,455
Winnebago Industries, Inc.	51,869	2,906,739
		23,079,558

Banks 9.1%
1st Source Corp.	5,776	342,112
Ameris Bancorp	35,174	2,180,436
Associated Banc-Corp.	148,141	3,516,867
Atlantic Union Bankshares Corp.	29,689	1,122,244
Axos Financial, Inc. *	24,641	1,668,689
BancFirst Corp.	3,257	354,068
Bancorp, Inc. *	1,553	78,054
Bank of Hawaii Corp.	32,872	2,374,345
Bank of NT Butterfield & Son Ltd.	22,940	838,916
Bank OZK	77,530	3,391,938
BankUnited, Inc.	131,172	4,635,618
Banner Corp.	31,041	1,987,866
Berkshire Hills Bancorp, Inc.	3,677	100,125
BOK Financial Corp.	17,698	1,880,059
Brookline Bancorp, Inc.	34,758	391,028
Cadence Bank	108,543	3,628,592
Capitol Federal Financial, Inc.	83,892	540,684
Cathay General Bancorp	60,338	2,774,341
Central Pacific Financial Corp.	17,054	459,435
City Holding Co.	6,670	777,722
Columbia Banking System, Inc.	114,924	3,276,483
Commerce Bancshares, Inc.	54,025	3,376,563
Community Financial System, Inc.	30,185	1,845,511
ConnectOne Bancorp, Inc.	14,233	345,008
Cullen/Frost Bankers, Inc.	29,872	3,804,199
Customers Bancorp, Inc. *	22,303	1,028,837
CVB Financial Corp.	92,624	1,799,684
Eagle Bancorp, Inc.	21,623	566,739
Eastern Bankshares, Inc.	67,941	1,109,477
Enterprise Financial Services Corp.	18,984	1,000,836
FB Financial Corp.	1,863	91,660
First BanCorp	48,865	942,117
First Bancorp/Southern Pines NC	19,746	823,408
First Busey Corp.	41,746	1,014,845
First Commonwealth Financial Corp.	66,643	1,095,611
First Financial Bancorp	72,280	1,848,922
First Financial Bankshares, Inc.	40,331	1,457,562
First Hawaiian, Inc.	133,586	3,304,918
First Interstate BancSystem, Inc., Class A	62,629	1,928,973
First Merchants Corp.	39,138	1,450,063
FNB Corp.	256,562	3,720,149
Fulton Financial Corp.	121,775	2,205,345
Glacier Bancorp, Inc.	56,218	2,931,769
SECURITY	NUMBER OF SHARES	VALUE ($)
Hancock Whitney Corp.	64,290	3,348,223
Hanmi Financial Corp.	16,443	376,051
Heartland Financial USA, Inc.	27,622	1,643,509
Heritage Financial Corp.	15,091	346,942
Hilltop Holdings, Inc.	63,792	1,953,949
Home BancShares, Inc.	61,668	1,682,920
HomeStreet, Inc.	42,573	385,499
Hope Bancorp, Inc.	156,706	1,941,587
Independent Bank Corp.	23,747	1,493,686
Independent Bank Group, Inc.	26,005	1,517,652
International Bancshares Corp.	29,426	1,802,637
Kearny Financial Corp.	38,595	269,779
Lakeland Financial Corp.	10,741	698,917
Midland States Bancorp, Inc.	2,581	64,035
National Bank Holdings Corp., Class A	2,043	91,853
NBT Bancorp, Inc.	27,256	1,212,347
Nicolet Bankshares, Inc.	785	79,827
Northwest Bancshares, Inc.	103,358	1,373,628
NU Holdings Ltd., Class A *	9,986	150,689
OceanFirst Financial Corp.	22,134	402,839
OFG Bancorp	14,589	587,499
Old National Bancorp	142,658	2,747,593
Pacific Premier Bancorp, Inc.	72,180	1,841,312
Park National Corp.	7,894	1,363,925
Pathward Financial, Inc.	16,288	1,152,539
Peoples Bancorp, Inc.	2,275	70,025
Pinnacle Financial Partners, Inc.	35,684	3,762,878
Preferred Bank	960	80,995
Premier Financial Corp.	14,752	363,784
Prosperity Bancshares, Inc.	51,355	3,759,186
Provident Financial Services, Inc.	88,622	1,655,459
Renasant Corp.	22,338	761,949
S&T Bancorp, Inc.	27,532	1,045,665
Sandy Spring Bancorp, Inc.	51,084	1,718,466
Seacoast Banking Corp. of Florida	17,152	457,958
ServisFirst Bancshares, Inc.	7,539	626,792
Simmons First National Corp., Class A	122,492	2,841,814
Southside Bancshares, Inc.	12,645	409,698
SouthState Corp.	18,089	1,764,220
Texas Capital Bancshares, Inc. *	30,873	2,375,677
Tompkins Financial Corp.	5,483	353,873
Towne Bank	43,767	1,423,303
TriCo Bancshares	8,688	371,238
Trustmark Corp.	52,600	1,826,272
UMB Financial Corp.	25,395	2,786,593
United Bankshares, Inc.	84,428	3,181,247
United Community Banks, Inc.	57,006	1,622,391
Valley National Bancorp	366,488	3,470,641
Veritex Holdings, Inc.	38,826	1,048,302
WaFd, Inc.	78,899	2,680,988
Washington Trust Bancorp, Inc.	10,278	350,788
Webster Financial Corp.	78,972	4,090,750
WesBanco, Inc.	54,758	1,722,139
Westamerica BanCorp	6,687	344,514
Western Alliance Bancorp	56,189	4,675,487
Wintrust Financial Corp.	32,030	3,711,957
WSFS Financial Corp.	30,739	1,511,437
		159,407,741

Capital Goods 12.0%
AAON, Inc.	12,105	1,382,633
AAR Corp. *	33,845	1,986,702
Advanced Drainage Systems, Inc.	17,737	2,658,422
Alamo Group, Inc.	6,981	1,183,559
Albany International Corp., Class A	20,557	1,396,231
Ameresco, Inc., Class A *	2,774	85,356
American Woodmark Corp. *	25,691	2,330,431
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
15

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
API Group Corp. *	70,831	2,418,170
Apogee Enterprises, Inc.	30,546	2,286,063
Applied Industrial Technologies, Inc.	18,868	4,369,640
Arcosa, Inc.	34,299	3,211,758
Argan, Inc.	6,945	917,018
Armstrong World Industries, Inc.	27,445	3,829,950
Astec Industries, Inc.	16,712	531,107
Atkore, Inc.	26,000	2,229,760
AZEK Co., Inc., Class A *	33,222	1,461,768
AZZ, Inc.	22,701	1,729,362
Barnes Group, Inc.	64,732	3,026,868
BlueLinx Holdings, Inc. *	15,876	1,737,787
BWX Technologies, Inc.	37,452	4,559,781
Chart Industries, Inc. *	6,241	753,414
Columbus McKinnon Corp.	25,349	806,352
Comfort Systems USA, Inc.	10,340	4,043,354
Construction Partners, Inc., Class A *	15,410	1,213,229
Core & Main, Inc., Class A *	50,800	2,249,424
Crane Co.	23,266	3,659,277
CSW Industrials, Inc.	3,560	1,257,036
DNOW, Inc. *	186,093	2,201,480
Douglas Dynamics, Inc.	10,659	241,426
Ducommun, Inc. *	6,283	369,378
DXP Enterprises, Inc. *	10,547	517,647
Dycom Industries, Inc. *	24,110	4,203,096
Enerpac Tool Group Corp., Class A	21,380	943,286
EnerSys	36,055	3,492,287
Enpro, Inc.	10,130	1,475,029
Esab Corp.	25,131	3,092,118
ESCO Technologies, Inc.	11,447	1,437,056
Federal Signal Corp.	22,886	1,866,811
Flowserve Corp.	91,654	4,824,667
Franklin Electric Co., Inc.	21,420	2,050,108
FTAI Aviation Ltd.	26,941	3,621,948
Gates Industrial Corp. PLC *	144,040	2,787,174
GATX Corp.	27,246	3,753,409
Gibraltar Industries, Inc. *	23,049	1,555,577
Global Industrial Co.	1,449	38,442
GMS, Inc. *	39,298	3,532,497
GrafTech International Ltd. *	546,378	928,843
Granite Construction, Inc.	48,147	4,046,755
Great Lakes Dredge & Dock Corp. *	45,612	521,345
Greenbrier Cos., Inc.	57,057	3,381,768
Griffon Corp.	23,370	1,469,506
H&E Equipment Services, Inc.	36,823	1,924,002
Hayward Holdings, Inc. *	55,383	900,528
HEICO Corp.	16,193	3,966,475
Helios Technologies, Inc.	14,914	687,983
Herc Holdings, Inc.	23,616	4,939,050
Hexcel Corp.	51,144	3,001,641
Hillenbrand, Inc.	58,969	1,624,596
Hillman Solutions Corp. *	130,220	1,380,332
Hyster-Yale, Inc.	886	56,234
Insteel Industries, Inc.	3,127	84,335
JELD-WEN Holding, Inc. *	212,134	3,003,817
John Bean Technologies Corp.	18,770	2,091,353
Kadant, Inc.	3,972	1,322,914
Kennametal, Inc.	117,760	2,981,683
Kratos Defense & Security Solutions, Inc. *	43,282	983,367
Leonardo DRS, Inc. *	28,423	854,680
Lindsay Corp.	6,065	725,981
Manitowoc Co., Inc. *	37,197	347,420
Masterbrand, Inc. *	137,942	2,477,438
McGrath RentCorp	13,914	1,582,022
Mercury Systems, Inc. *	32,336	1,046,070
Moog, Inc., Class A	18,883	3,561,334
MRC Global, Inc. *	66,227	811,943
SECURITY	NUMBER OF SHARES	VALUE ($)
MSC Industrial Direct Co., Inc., Class A	26,082	2,062,304
Mueller Water Products, Inc., Class A	93,376	2,015,988
MYR Group, Inc. *	14,048	1,840,288
National Presto Industries, Inc.	3,793	272,831
Primoris Services Corp.	26,910	1,685,104
Proto Labs, Inc. *	13,663	374,366
Quanex Building Products Corp.	42,674	1,240,106
RBC Bearings, Inc. *	5,258	1,474,080
REV Group, Inc.	47,332	1,254,298
Shyft Group, Inc.	29,133	376,398
Simpson Manufacturing Co., Inc.	16,850	3,029,462
SiteOne Landscape Supply, Inc. *	20,005	2,795,499
Spirit AeroSystems Holdings, Inc., Class A *	104,863	3,394,415
SPX Technologies, Inc. *	11,234	1,611,967
Standex International Corp.	6,349	1,167,454
Sterling Infrastructure, Inc. *	10,858	1,677,018
Stratasys Ltd. *	23,683	169,333
Sunrun, Inc. *	30,555	441,520
Tennant Co.	12,641	1,106,846
Terex Corp.	63,604	3,288,963
Thermon Group Holdings, Inc. *	2,226	58,344
Titan International, Inc. *	6,345	40,862
Titan Machinery, Inc. *	17,053	234,052
TPI Composites, Inc. *	83,573	284,566
Trex Co., Inc. *	31,904	2,260,398
Trinity Industries, Inc.	98,101	3,362,902
Tutor Perini Corp. *	139,371	3,612,496
Valmont Industries, Inc.	13,754	4,286,847
Vertiv Holdings Co., Class A	36,476	3,986,462
Wabash National Corp.	75,224	1,311,907
Watts Water Technologies, Inc., Class A	12,040	2,294,704
WillScot Holdings Corp. *	51,686	1,712,874
Woodward, Inc.	26,205	4,299,978
Zurn Elkay Water Solutions Corp.	33,521	1,210,108
		210,256,043

Commercial & Professional Services 5.5%
ACCO Brands Corp.	141,300	692,370
Alight, Inc., Class A *	197,297	1,367,268
Barrett Business Services, Inc.	11,528	417,198
Brady Corp., Class A	16,700	1,188,038
BrightView Holdings, Inc. *	62,777	1,028,287
Brink's Co.	28,214	2,900,117
Casella Waste Systems, Inc., Class A *	9,677	947,185
CBIZ, Inc. *	19,659	1,355,095
Cimpress PLC *	9,081	626,680
Clarivate PLC *	68,789	454,007
Clean Harbors, Inc. *	19,070	4,410,128
Concentrix Corp.	20,694	879,702
Conduent, Inc. *	211,429	761,144
CoreCivic, Inc. *	244,368	3,374,722
CRA International, Inc.	2,556	465,550
CSG Systems International, Inc.	29,299	1,365,626
Dayforce, Inc. *	4,218	299,267
Deluxe Corp.	59,974	1,125,112
Dun & Bradstreet Holdings, Inc.	188,269	2,238,518
Ennis, Inc.	18,510	376,864
Enviri Corp. *	88,128	675,061
ExlService Holdings, Inc. *	55,019	2,292,642
Exponent, Inc.	12,553	1,184,752
FTI Consulting, Inc. *	17,696	3,452,136
GEO Group, Inc. *	293,559	4,456,226
Healthcare Services Group, Inc. *	88,096	966,413
Heidrick & Struggles International, Inc.	10,821	422,668
HNI Corp.	59,237	2,919,199
Huron Consulting Group, Inc. *	9,206	1,065,410
See financial notes
16
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
ICF International, Inc.	10,704	1,804,587
Insperity, Inc.	17,325	1,364,690
Interface, Inc., Class A	53,161	928,723
Kelly Services, Inc., Class A	76,744	1,534,113
Kforce, Inc.	24,155	1,395,918
Korn Ferry	51,091	3,609,579
Matthews International Corp., Class A	17,624	410,463
Maximus, Inc.	25,865	2,235,771
MillerKnoll, Inc.	106,950	2,391,402
MSA Safety, Inc.	10,097	1,675,597
NV5 Global, Inc. *	29,908	683,398
OPENLANE, Inc. *	130,335	2,059,293
Parsons Corp. *	19,601	2,120,044
Paycom Software, Inc.	8,453	1,766,931
Pitney Bowes, Inc.	232,615	1,677,154
Resources Connection, Inc.	29,063	233,957
Rollins, Inc.	55,111	2,597,933
Steelcase, Inc., Class A	212,063	2,551,118
Stericycle, Inc. *	55,377	3,404,024
Tetra Tech, Inc.	88,134	4,307,990
TriNet Group, Inc.	21,823	1,852,555
TrueBlue, Inc. *	61,656	461,803
TTEC Holdings, Inc.	14,334	74,537
UniFirst Corp.	16,074	2,890,266
Veralto Corp.	40,543	4,143,089
Verra Mobility Corp., Class A *	38,046	988,055
Vestis Corp.	222,056	3,002,197
VSE Corp.	5,340	547,991
		96,420,563

Consumer Discretionary Distribution & Retail 4.1%
1-800-Flowers.com, Inc., Class A *	33,227	276,449
Abercrombie & Fitch Co., Class A *	43,855	5,779,650
American Eagle Outfitters, Inc.	99,844	1,955,944
America's Car-Mart, Inc. *	3,667	143,160
Arko Corp.	43,938	292,188
Beyond, Inc. *	39,577	253,689
Boot Barn Holdings, Inc. *	13,377	1,666,105
Buckle, Inc.	38,526	1,639,667
Caleres, Inc.	35,102	1,047,795
Camping World Holdings, Inc., Class A	47,607	954,996
Children's Place, Inc. *(a)	20,062	279,062
Citi Trends, Inc. *	16,835	318,013
ContextLogic, Inc., Class A *	87,903	570,490
Coupang, Inc., Class A *	77,877	2,008,448
Designer Brands, Inc., Class A	65,007	338,686
Dillard's, Inc., Class A	4,778	1,775,123
Etsy, Inc. *	41,777	2,149,009
Five Below, Inc. *	20,833	1,974,760
Floor & Decor Holdings, Inc., Class A *	22,988	2,368,913
GameStop Corp., Class A *	212,046	4,703,180
Genesco, Inc. *	22,776	583,521
Guess?, Inc.	63,021	1,070,727
Haverty Furniture Cos., Inc.	17,305	383,306
Leslie's, Inc. *	37,654	101,289
MarineMax, Inc. *	26,031	758,283
MercadoLibre, Inc. *	524	1,067,482
Monro, Inc.	20,680	566,839
National Vision Holdings, Inc. *	115,363	1,199,775
Nordstrom, Inc.	98,388	2,224,553
Ollie's Bargain Outlet Holdings, Inc. *	31,917	2,930,938
OneWater Marine, Inc., Class A *	2,988	65,049
Petco Health & Wellness Co., Inc., Class A *	106,893	456,433
PetMed Express, Inc. *	31,959	131,032
RH *	8,880	2,824,284
Sally Beauty Holdings, Inc. *	262,577	3,413,501
SECURITY	NUMBER OF SHARES	VALUE ($)
Shoe Carnival, Inc.	16,122	552,501
Signet Jewelers Ltd.	43,198	3,960,393
Sleep Number Corp. *	67,438	923,901
Sonic Automotive, Inc., Class A	41,254	2,340,339
Sportsman's Warehouse Holdings, Inc. *	26,454	69,045
Stitch Fix, Inc., Class A *	120,324	379,622
Upbound Group, Inc.	74,243	2,170,865
Urban Outfitters, Inc. *	87,274	3,137,500
Valvoline, Inc. *	72,134	2,905,558
Victoria's Secret & Co. *	146,848	4,443,621
Vroom, Inc. *(a)	12,085	107,254
Wayfair, Inc., Class A *	20,327	870,605
Zumiez, Inc. *	31,356	645,934
		70,779,477

Consumer Durables & Apparel 3.9%
Acushnet Holdings Corp.	20,805	1,275,347
Beazer Homes USA, Inc. *	22,783	700,805
Cavco Industries, Inc. *	5,738	2,351,404
Century Communities, Inc.	39,698	3,519,625
Champion Homes, Inc. *	29,627	2,613,990
Columbia Sportswear Co.	39,502	3,178,726
Crocs, Inc. *	26,357	2,841,812
Ethan Allen Interiors, Inc.	15,782	436,688
G-III Apparel Group Ltd. *	109,371	3,311,754
GoPro, Inc., Class A *	86,200	116,370
Green Brick Partners, Inc. *	11,805	814,663
Helen of Troy Ltd. *	35,470	2,257,665
Hovnanian Enterprises, Inc., Class A *	479	84,323
Installed Building Products, Inc.	8,206	1,779,881
iRobot Corp. *	32,728	285,715
Kontoor Brands, Inc.	31,387	2,687,669
La-Z-Boy, Inc.	65,640	2,497,602
Levi Strauss & Co., Class A	34,800	594,732
LGI Homes, Inc. *	26,710	2,712,668
M/I Homes, Inc. *	29,986	4,545,578
Malibu Boats, Inc., Class A *	2,625	117,810
Mattel, Inc. *	188,498	3,841,589
Movado Group, Inc.	10,162	187,692
Oxford Industries, Inc.	14,310	1,039,192
Peloton Interactive, Inc., Class A *	184,389	1,567,306
SharkNinja, Inc.	31,476	2,902,402
Smith & Wesson Brands, Inc.	52,354	678,246
Sonos, Inc. *	82,460	1,033,224
Steven Madden Ltd.	73,158	3,289,915
Sturm Ruger & Co., Inc.	13,455	529,051
TopBuild Corp. *	5,770	2,039,003
Topgolf Callaway Brands Corp. *	119,671	1,162,005
Under Armour, Inc., Class A *	456,763	3,905,324
Vista Outdoor, Inc. *	57,404	2,524,054
Wolverine World Wide, Inc.	104,352	1,605,977
Worthington Enterprises, Inc.	37,096	1,420,777
YETI Holdings, Inc. *	36,173	1,273,651
		67,724,235

Consumer Services 5.6%
ADT, Inc.	466,907	3,361,730
Adtalem Global Education, Inc. *	40,797	3,301,293
Airbnb, Inc., Class A *	17,157	2,312,592
Arcos Dorados Holdings, Inc., Class A	37,078	326,657
BJ's Restaurants, Inc. *	11,525	427,462
Bloomin' Brands, Inc.	93,987	1,559,244
Boyd Gaming Corp.	53,970	3,739,581
Bright Horizons Family Solutions, Inc. *	19,433	2,593,723
Brinker International, Inc. *	29,881	3,069,077
Carriage Services, Inc., Class A	9,990	373,526
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
17

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Cheesecake Factory, Inc.	27,910	1,290,000
Chegg, Inc. *	5,480	8,768
Choice Hotels International, Inc. (a)	10,854	1,514,242
Churchill Downs, Inc.	19,384	2,715,698
Cracker Barrel Old Country Store, Inc.	55,762	2,652,598
Dave & Buster's Entertainment, Inc. *	29,336	1,083,378
Denny's Corp. *	33,539	214,985
Dine Brands Global, Inc.	6,640	202,122
DoorDash, Inc., Class A *	20,024	3,137,761
Everi Holdings, Inc. *	31,769	423,481
Frontdoor, Inc. *	29,042	1,443,097
Golden Entertainment, Inc.	15,073	442,769
Graham Holdings Co., Class B	4,623	3,898,576
Grand Canyon Education, Inc. *	25,585	3,507,959
H&R Block, Inc.	39,907	2,383,645
Hilton Grand Vacations, Inc. *	50,741	1,871,328
Hyatt Hotels Corp., Class A	16,268	2,366,181
International Game Technology PLC	119,985	2,438,095
Jack in the Box, Inc.	36,919	1,818,261
Krispy Kreme, Inc.	5,386	61,239
Laureate Education, Inc.	168,914	2,901,943
Light & Wonder, Inc. *	32,179	3,017,747
Papa John's International, Inc.	12,876	674,574
Perdoceo Education Corp.	63,250	1,413,637
Planet Fitness, Inc., Class A *	25,155	1,975,171
Red Rock Resorts, Inc., Class A	27,797	1,430,434
Royal Caribbean Cruises Ltd.	35,705	7,367,727
Sabre Corp. *	331,771	1,061,667
Strategic Education, Inc.	17,049	1,482,581
Stride, Inc. *	22,722	2,119,508
Texas Roadhouse, Inc., Class A	26,354	5,036,776
Travel & Leisure Co.	51,497	2,462,072
United Parks & Resorts, Inc. *	24,993	1,315,382
Wendy's Co.	133,726	2,555,504
Wingstop, Inc.	2,283	656,796
Wyndham Hotels & Resorts, Inc.	44,472	3,927,767
Wynn Resorts Ltd.	34,678	3,329,782
		97,268,136

Consumer Staples Distribution & Retail 0.7%
Andersons, Inc.	45,954	2,086,312
Chefs' Warehouse, Inc. *	22,836	911,613
Grocery Outlet Holding Corp. *	83,543	1,194,665
Ingles Markets, Inc., Class A	46,613	2,976,706
PriceSmart, Inc.	35,252	2,928,736
Weis Markets, Inc.	43,631	2,743,954
		12,841,986

Energy 3.9%
Antero Midstream Corp.	116,861	1,679,293
Archrock, Inc.	112,131	2,244,863
Berry Corp.	67,425	338,474
Bristow Group, Inc. *	2,600	86,242
Cactus, Inc., Class A	16,393	971,941
California Resources Corp.	58,578	3,044,299
ChampionX Corp.	69,417	1,958,948
Chord Energy Corp.	16,473	2,060,772
Civitas Resources, Inc.	38,913	1,898,565
CNX Resources Corp. *	83,801	2,851,748
Comstock Resources, Inc.	94,868	1,096,674
CONSOL Energy, Inc.	22,585	2,505,128
Core Laboratories, Inc.	19,403	366,717
Crescent Energy Co., Class A	57,428	713,830
CVR Energy, Inc.	55,673	885,201
DHT Holdings, Inc.	65,437	675,310
Dorian LPG Ltd.	23,075	665,714
SECURITY	NUMBER OF SHARES	VALUE ($)
DT Midstream, Inc.	43,050	3,880,957
Expro Group Holdings NV *	30,218	385,280
Golar LNG Ltd.	19,769	716,824
Green Plains, Inc. *	92,690	1,133,599
Helix Energy Solutions Group, Inc. *	119,184	1,102,452
Helmerich & Payne, Inc.	103,949	3,492,686
Innovex International, Inc. *	16,427	233,099
International Seaways, Inc.	15,857	690,414
Kosmos Energy Ltd. *	364,167	1,369,268
Liberty Energy, Inc., Class A	129,256	2,206,400
Magnolia Oil & Gas Corp., Class A	61,845	1,563,442
Matador Resources Co.	53,009	2,762,299
Nabors Industries Ltd. *	10,565	786,142
Newpark Resources, Inc. *	12,230	81,452
Noble Corp. PLC	19,093	610,594
Northern Oil & Gas, Inc.	19,353	701,546
Oceaneering International, Inc. *	52,878	1,290,223
Oil States International, Inc. *	48,142	227,712
Par Pacific Holdings, Inc. *	42,620	658,479
Patterson-UTI Energy, Inc.	346,597	2,658,399
Permian Resources Corp., Class A	85,282	1,162,394
ProPetro Holding Corp. *	86,795	599,753
Range Resources Corp.	74,175	2,227,475
REX American Resources Corp. *	1,757	78,591
RPC, Inc.	120,438	684,088
Scorpio Tankers, Inc.	10,334	602,162
Select Water Solutions, Inc.	43,207	457,994
SFL Corp. Ltd.	65,194	691,708
Talos Energy, Inc. *	131,419	1,343,102
TechnipFMC PLC	85,763	2,289,014
Teekay Corp. Ltd. *	11,809	98,841
Teekay Tankers Ltd., Class A	7,622	363,417
Texas Pacific Land Corp.	2,451	2,857,866
Transocean Ltd. *	510,407	2,215,166
Tsakos Energy Navigation Ltd.	16,684	363,878
Valaris Ltd. *	11,454	579,572
Viper Energy, Inc.	2,460	127,674
Vital Energy, Inc. *	23,738	647,335
Vitesse Energy, Inc.	3,967	98,659
W&T Offshore, Inc.	23,057	49,111
Weatherford International PLC	8,190	647,010
		68,779,796

Equity Real Estate Investment Trusts (REITs) 8.2%
Acadia Realty Trust	62,449	1,529,376
Agree Realty Corp.	17,158	1,273,982
Alexander & Baldwin, Inc.	82,763	1,540,219
American Assets Trust, Inc.	44,017	1,186,258
American Homes 4 Rent, Class A	87,104	3,069,545
Americold Realty Trust, Inc.	132,500	3,402,600
Apple Hospitality REIT, Inc.	197,426	2,915,982
Brandywine Realty Trust	250,854	1,271,830
Broadstone Net Lease, Inc.	62,211	1,094,292
CareTrust REIT, Inc.	18,468	603,350
CBL & Associates Properties, Inc.	21,277	562,777
Centerspace	5,123	356,868
Chatham Lodging Trust	31,714	250,541
COPT Defense Properties	84,568	2,723,090
Cousins Properties, Inc.	114,858	3,518,101
CubeSmart	68,160	3,260,774
Curbline Properties Corp. *	67,502	1,527,570
DiamondRock Hospitality Co.	237,540	2,035,718
Diversified Healthcare Trust (b)	757,753	2,705,178
Douglas Emmett, Inc.	219,651	3,907,591
Easterly Government Properties, Inc., Class A	72,743	986,395
EastGroup Properties, Inc.	8,689	1,488,252
See financial notes
18
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Elme Communities	69,454	1,171,689
Empire State Realty Trust, Inc., Class A	156,042	1,654,045
EPR Properties	54,810	2,486,730
Equity LifeStyle Properties, Inc.	52,330	3,669,380
Essential Properties Realty Trust, Inc.	27,865	883,042
Federal Realty Investment Trust	36,666	4,064,059
First Industrial Realty Trust, Inc.	37,030	1,943,705
Four Corners Property Trust, Inc.	29,726	819,249
Getty Realty Corp.	9,046	283,954
Global Net Lease, Inc.	183,063	1,426,061
Healthcare Realty Trust, Inc., Class A	186,753	3,208,417
Highwoods Properties, Inc.	118,962	3,989,985
HomeBanc Corp. *(c)	6,875	0
Hudson Pacific Properties, Inc.	509,654	2,201,705
Independence Realty Trust, Inc.	61,354	1,203,765
Industrial Logistics Properties Trust	146,436	517,651
Innovative Industrial Properties, Inc.	740	95,601
InvenTrust Properties Corp.	24,100	709,745
JBG SMITH Properties	145,074	2,466,258
Kilroy Realty Corp.	101,751	4,092,425
Kite Realty Group Trust	71,504	1,835,508
LTC Properties, Inc.	21,059	804,454
LXP Industrial Trust	162,344	1,532,527
Macerich Co.	266,234	4,978,576
National Health Investors, Inc.	20,999	1,609,573
National Storage Affiliates Trust	28,282	1,192,086
NNN REIT, Inc.	67,963	2,952,313
Office Properties Income Trust	165,197	262,663
Omega Healthcare Investors, Inc.	119,268	5,065,312
Outfront Media, Inc.	159,082	2,825,296
Paramount Group, Inc.	227,588	1,103,802
Peakstone Realty Trust	8,749	114,787
Pebblebrook Hotel Trust	108,410	1,298,752
Phillips Edison & Co., Inc.	53,004	2,004,081
Piedmont Office Realty Trust, Inc., Class A	166,537	1,655,378
PotlatchDeltic Corp.	73,995	3,075,972
Rayonier, Inc.	83,746	2,615,388
Retail Opportunity Investments Corp.	80,762	1,251,811
Rexford Industrial Realty, Inc.	31,107	1,334,179
RLJ Lodging Trust	233,408	2,065,661
Ryman Hospitality Properties, Inc.	15,120	1,618,596
Sabra Health Care REIT, Inc.	184,376	3,576,894
Service Properties Trust	619,941	1,983,811
SITE Centers Corp.	33,933	541,231
SL Green Realty Corp.	37,198	2,812,541
STAG Industrial, Inc.	54,519	2,032,468
Sunstone Hotel Investors, Inc.	182,803	1,844,482
Tanger, Inc.	56,380	1,873,507
Terreno Realty Corp.	14,198	851,170
Uniti Group, Inc.	691,835	3,507,603
Urban Edge Properties	80,033	1,779,934
Veris Residential, Inc.	49,167	809,780
Xenia Hotels & Resorts, Inc.	132,633	1,879,410
		142,787,301

Financial Services 7.5%
AGNC Investment Corp.	371,984	3,463,171
A-Mark Precious Metals, Inc.	32,059	1,245,492
Apollo Commercial Real Estate Finance, Inc.	158,343	1,407,669
Apollo Global Management, Inc.	18,041	2,584,554
Arbor Realty Trust, Inc. (a)	118,312	1,743,919
ARES Management Corp., Class A	16,411	2,751,796
Artisan Partners Asset Management, Inc., Class A	58,574	2,583,113
B Riley Financial, Inc. (a)	20,505	120,877
SECURITY	NUMBER OF SHARES	VALUE ($)
BGC Group, Inc., Class A	221,877	2,078,988
Blackstone Mortgage Trust, Inc., Class A	142,229	2,589,990
Brightsphere Investment Group, Inc.	41,783	1,102,653
BrightSpire Capital, Inc., Class A	50,210	305,277
Cannae Holdings, Inc.	24,290	482,157
Chimera Investment Corp.	205,603	3,104,605
Claros Mortgage Trust, Inc.	85,174	535,744
Cohen & Steers, Inc.	13,733	1,356,408
Coinbase Global, Inc., Class A *	22,328	4,002,294
Compass Diversified Holdings	38,245	829,917
Credit Acceptance Corp. *	5,921	2,516,425
Diamond Hill Investment Group, Inc.	1,903	287,201
DigitalBridge Group, Inc.	264,851	4,155,512
Donnelley Financial Solutions, Inc. *	18,830	1,098,542
Encore Capital Group, Inc. *	44,911	2,051,534
Enova International, Inc. *	34,847	3,028,553
Essent Group Ltd.	51,263	3,076,293
Euronet Worldwide, Inc. *	31,260	3,078,172
EVERTEC, Inc.	14,477	474,267
FactSet Research Systems, Inc.	7,675	3,484,911
Federal Agricultural Mortgage Corp., Class C	2,452	449,378
Federated Hermes, Inc.	50,042	2,008,185
FirstCash Holdings, Inc.	26,451	2,736,885
Franklin BSP Realty Trust, Inc.	53,315	693,628
Granite Point Mortgage Trust, Inc.	59,123	176,187
Green Dot Corp., Class A *	41,306	469,236
HA Sustainable Infrastructure Capital, Inc.	10,597	370,789
Hamilton Lane, Inc., Class A	599	107,604
Houlihan Lokey, Inc., Class A	19,469	3,363,659
Interactive Brokers Group, Inc., Class A	11,886	1,813,566
KKR Real Estate Finance Trust, Inc.	33,316	386,132
Ladder Capital Corp., Class A	116,814	1,332,848
MarketAxess Holdings, Inc.	9,686	2,803,322
MFA Financial, Inc.	161,468	1,984,442
Moelis & Co., Class A	48,683	3,232,551
Morningstar, Inc.	5,896	1,934,183
Mr. Cooper Group, Inc. *	42,069	3,725,210
Nelnet, Inc., Class A	10,427	1,175,123
New York Mortgage Trust, Inc.	72,582	418,798
NMI Holdings, Inc., Class A *	33,270	1,286,884
Pagseguro Digital Ltd., Class A *	63,326	509,141
PennyMac Financial Services, Inc.	30,003	2,990,699
PennyMac Mortgage Investment Trust	114,317	1,540,993
Piper Sandler Cos.	9,718	2,756,414
PJT Partners, Inc., Class A	7,569	1,051,788
PRA Group, Inc. *	32,235	649,858
PROG Holdings, Inc.	95,546	4,172,494
Radian Group, Inc.	130,683	4,562,144
Ready Capital Corp.	79,408	543,945
Redwood Trust, Inc.	70,069	512,905
Rocket Cos., Inc., Class A *	40,512	652,243
StepStone Group, Inc., Class A	9,301	559,269
Stifel Financial Corp.	49,482	5,127,325
StoneCo Ltd., Class A *	42,773	474,780
StoneX Group, Inc. *	1,063	95,713
Toast, Inc., Class A *	26,369	791,861
TPG RE Finance Trust, Inc.	68,805	606,172
TPG, Inc.	39,707	2,687,370
Tradeweb Markets, Inc., Class A	13,255	1,683,385
Two Harbors Investment Corp.	92,086	1,058,989
Victory Capital Holdings, Inc., Class A	11,954	716,403
Virtu Financial, Inc., Class A	115,533	3,576,902
Virtus Investment Partners, Inc.	3,525	762,704
Walker & Dunlop, Inc.	26,344	2,881,243
WEX, Inc. *	12,869	2,221,189
World Acceptance Corp. *	4,094	467,125
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
19

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
XP, Inc., Class A	28,808	502,988
		130,164,686

Food, Beverage & Tobacco 2.1%
Adecoagro SA	66,550	765,325
B&G Foods, Inc.	100,666	857,674
Boston Beer Co., Inc., Class A *	5,974	1,738,852
Brown-Forman Corp., Class B	27,563	1,213,599
Calavo Growers, Inc.	18,164	482,799
Cal-Maine Foods, Inc.	41,516	3,644,275
Coca-Cola Consolidated, Inc.	2,021	2,272,129
Dole PLC	95,663	1,544,957
Fresh Del Monte Produce, Inc.	124,575	4,000,103
Hain Celestial Group, Inc. *	112,901	985,626
J&J Snack Foods Corp.	7,821	1,283,583
John B Sanfilippo & Son, Inc.	9,488	782,855
Lancaster Colony Corp.	10,143	1,760,825
MGP Ingredients, Inc.	773	37,135
Mission Produce, Inc. *	29,170	344,206
National Beverage Corp.	6,223	281,217
Nomad Foods Ltd.	166,357	2,919,565
Pilgrim's Pride Corp. *	52,168	2,527,018
Seaboard Corp.	402	1,111,936
Seneca Foods Corp., Class A *	9,803	606,120
Simply Good Foods Co. *	27,372	921,342
TreeHouse Foods, Inc. *	71,681	2,607,755
Universal Corp.	53,102	2,703,954
WK Kellogg Co.	85,015	1,413,799
		36,806,649

Health Care Equipment & Services 4.1%
Acadia Healthcare Co., Inc. *	46,278	1,975,608
AdaptHealth Corp., Class A *	42,901	441,451
Addus HomeCare Corp. *	7,921	985,531
agilon health, Inc. *	133,371	340,096
Amedisys, Inc. *	24,524	2,319,970
AMN Healthcare Services, Inc. *	55,607	2,109,730
Astrana Health, Inc. *	11,254	605,240
Avanos Medical, Inc. *	18,418	344,048
Brookdale Senior Living, Inc. *	219,240	1,374,635
Chemed Corp.	3,723	2,011,313
Clover Health Investments Corp., Class A *	96,956	399,459
CONMED Corp.	14,146	965,323
CorVel Corp. *	252	75,051
Cross Country Healthcare, Inc. *	17,726	202,254
Dexcom, Inc. *	22,665	1,597,429
Embecta Corp.	71,785	1,010,733
Enhabit, Inc. *	74,204	511,266
Enovis Corp. *	42,996	1,774,445
Ensign Group, Inc.	17,217	2,668,463
Envista Holdings Corp. *	173,614	3,640,686
Evolent Health, Inc., Class A *	2,209	51,580
Fulgent Genetics, Inc. *	10,895	233,698
Globus Medical, Inc., Class A *	34,001	2,500,434
Haemonetics Corp. *	20,205	1,437,788
HealthEquity, Inc. *	13,071	1,114,303
ICU Medical, Inc. *	14,521	2,479,170
Inmode Ltd. *	3,480	59,438
Insulet Corp. *	3,517	814,291
Integer Holdings Corp. *	16,834	2,091,624
Integra LifeSciences Holdings Corp. *	54,800	1,028,048
LivaNova PLC *	16,208	836,657
Masimo Corp. *	18,708	2,694,139
Merit Medical Systems, Inc. *	16,458	1,623,746
ModivCare, Inc. *	8,782	142,005
SECURITY	NUMBER OF SHARES	VALUE ($)
Multiplan Corp. *	12,929	115,844
National HealthCare Corp.	14,141	1,640,780
Neogen Corp. *	54,149	773,248
OmniAb, Inc., Class A *(c)	2,660	0
OmniAb, Inc., Class B *(c)	2,660	0
Omnicell, Inc. *	29,946	1,456,573
OPKO Health, Inc. *(a)	222,851	336,505
Option Care Health, Inc. *	69,571	1,602,916
Owens & Minor, Inc. *	208,629	2,651,675
Patterson Cos., Inc.	145,290	3,052,543
Pediatrix Medical Group, Inc. *	95,979	1,182,461
Penumbra, Inc. *	3,125	715,219
Premier, Inc., Class A	167,306	3,371,216
Privia Health Group, Inc. *	25,248	463,553
QuidelOrtho Corp. *	56,022	2,131,637
RadNet, Inc. *	8,467	550,694
Select Medical Holdings Corp.	111,388	3,573,327
Surgery Partners, Inc. *	24,199	696,931
Teladoc Health, Inc. *	121,058	1,089,522
U.S. Physical Therapy, Inc.	2,841	227,791
Varex Imaging Corp. *	17,492	229,670
Veeva Systems, Inc., Class A *	12,817	2,676,574
Zimvie, Inc. *	35,973	495,168
		71,493,499

Household & Personal Products 1.0%
BellRing Brands, Inc. *	12,811	843,348
Central Garden & Pet Co. *	4,314	147,970
Central Garden & Pet Co., Class A *	51,176	1,491,269
Coty, Inc., Class A *	133,985	996,848
Edgewell Personal Care Co.	55,831	1,951,294
Energizer Holdings, Inc.	53,793	1,725,142
Herbalife Ltd. *	269,528	2,034,936
Interparfums, Inc.	5,110	618,668
Medifast, Inc. *	9,709	178,451
Nu Skin Enterprises, Inc., Class A	84,208	521,248
Reynolds Consumer Products, Inc.	39,788	1,072,287
Spectrum Brands Holdings, Inc.	44,758	4,011,212
USANA Health Sciences, Inc. *	12,027	444,277
WD-40 Co.	3,961	1,038,059
		17,075,009

Insurance 2.0%
Ambac Financial Group, Inc. *	25,211	285,136
AMERISAFE, Inc.	2,280	123,234
Assured Guaranty Ltd.	32,807	2,738,072
Axis Capital Holdings Ltd.	25,503	1,995,865
CNA Financial Corp.	25,165	1,205,655
Employers Holdings, Inc.	32,187	1,568,151
Enstar Group Ltd. *	3,104	1,001,040
Erie Indemnity Co., Class A	2,900	1,301,636
Horace Mann Educators Corp.	32,237	1,200,506
James River Group Holdings Ltd.	26,983	167,834
Kemper Corp.	73,479	4,575,537
Kinsale Capital Group, Inc.	1,002	428,966
Mercury General Corp.	35,223	2,382,132
ProAssurance Corp. *	39,908	594,230
RenaissanceRe Holdings Ltd.	9,049	2,374,458
RLI Corp.	13,667	2,131,642
Safety Insurance Group, Inc.	17,041	1,333,714
Selective Insurance Group, Inc.	29,177	2,649,855
Stewart Information Services Corp.	47,365	3,258,712
United Fire Group, Inc.	16,548	325,003
Universal Insurance Holdings, Inc.	23,549	469,567
See financial notes
20
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
White Mountains Insurance Group Ltd.	1,624	2,918,555
		35,029,500

Materials 5.7%
AdvanSix, Inc.	21,639	613,898
Alpha Metallurgical Resources, Inc.	10,469	2,180,693
Alto Ingredients, Inc. *	225,027	400,548
American Vanguard Corp.	20,848	109,035
Ardagh Metal Packaging SA	17,171	63,189
Ashland, Inc.	40,844	3,454,177
ATI, Inc. *	25,446	1,341,259
Avient Corp.	79,757	3,717,474
Balchem Corp.	9,801	1,640,001
Cabot Corp.	36,867	3,975,369
Carpenter Technology Corp.	26,461	3,955,920
Clearwater Paper Corp. *	17,419	438,785
Coeur Mining, Inc. *	215,057	1,384,967
Compass Minerals International, Inc.	26,555	326,892
Constellium SE, Class A *	61,692	684,781
Ecovyst, Inc. *	131,899	878,447
Element Solutions, Inc.	140,867	3,817,496
Ferroglobe PLC	12,323	51,633
Greif, Inc., Class A	44,011	2,748,047
Hawkins, Inc.	10,801	1,154,627
Haynes International, Inc.	1,039	62,714
HB Fuller Co.	41,568	3,041,946
Hecla Mining Co.	259,484	1,684,051
Ingevity Corp. *	46,826	1,956,859
Innospec, Inc.	19,066	2,054,934
Kaiser Aluminum Corp.	24,451	1,815,731
Knife River Corp. *	37,804	3,679,085
Koppers Holdings, Inc.	32,436	1,103,148
LSB Industries, Inc. *	9,668	79,278
Materion Corp.	11,829	1,202,181
Mativ Holdings, Inc.	48,534	749,850
Mercer International, Inc.	62,770	409,260
Metallus, Inc. *	30,337	427,448
Minerals Technologies, Inc.	34,289	2,581,619
MP Materials Corp. *	29,182	524,984
Myers Industries, Inc.	18,045	212,570
NewMarket Corp.	4,832	2,536,655
Olympic Steel, Inc.	10,428	374,157
Orion SA	64,835	971,877
Pactiv Evergreen, Inc.	105,817	1,199,965
Perimeter Solutions SA *	10,747	142,720
Quaker Chemical Corp.	6,659	1,009,371
Radius Recycling, Inc., Class A	40,203	650,887
Rayonier Advanced Materials, Inc. *	34,063	271,141
Royal Gold, Inc.	16,980	2,480,099
Ryerson Holding Corp.	100,342	2,186,452
Scotts Miracle-Gro Co.	48,032	4,177,823
Sensient Technologies Corp.	34,184	2,580,208
Silgan Holdings, Inc.	47,870	2,476,794
Southern Copper Corp.	36,351	3,982,252
Stepan Co.	30,533	2,208,757
Summit Materials, Inc., Class A *	63,961	3,032,391
SunCoke Energy, Inc.	74,118	764,157
Sylvamo Corp.	53,789	4,573,141
TriMas Corp.	43,103	1,157,316
Trinseo PLC	162,539	750,930
Tronox Holdings PLC	203,874	2,470,953
Warrior Met Coal, Inc.	75,000	4,734,750
		99,255,692

SECURITY	NUMBER OF SHARES	VALUE ($)
Media & Entertainment 3.4%
AMC Entertainment Holdings, Inc., Class A *	125,478	550,848
AMC Networks, Inc., Class A *	105,813	857,085
Bumble, Inc., Class A *	19,176	135,766
Cable One, Inc.	5,975	2,040,821
Cargurus, Inc. *	39,558	1,227,089
Cars.com, Inc. *	36,122	577,591
Cinemark Holdings, Inc. *	80,996	2,409,631
Clear Channel Outdoor Holdings, Inc. *	569,239	836,781
EchoStar Corp., Class A *	318,863	7,990,707
Endeavor Group Holdings, Inc., Class A (a)	13,428	395,992
EW Scripps Co., Class A *	75,435	253,084
Gannett Co., Inc. *	214,144	1,004,335
Gray Television, Inc.	148,229	846,388
IAC, Inc. *	45,812	2,196,685
iHeartMedia, Inc., Class A *	292,647	579,441
John Wiley & Sons, Inc., Class A	52,433	2,584,947
Liberty Broadband Corp., Class C *	17,523	1,416,209
Liberty Media Corp.-Liberty Formula One, Class C *	38,249	3,053,800
Lions Gate Entertainment Corp., Class A *	147,148	1,162,469
Live Nation Entertainment, Inc. *	4,826	565,318
Match Group, Inc. *	90,558	3,262,805
New York Times Co., Class A	60,100	3,355,984
Pinterest, Inc., Class A *	55,068	1,750,612
Roku, Inc. *	23,293	1,492,615
Scholastic Corp.	45,542	1,130,808
Shutterstock, Inc.	17,827	572,068
Sinclair, Inc.	42,636	736,324
Sirius XM Holdings, Inc. (a)	65,862	1,755,881
Snap, Inc., Class A *	69,456	844,585
Spotify Technology SA *	8,398	3,234,070
Taboola.com Ltd. *	76,647	254,468
Thryv Holdings, Inc. *	35,148	505,428
TKO Group Holdings, Inc. *	4,315	503,863
Trade Desk, Inc., Class A *	11,496	1,381,934
TripAdvisor, Inc. *	77,093	1,236,572
Warner Music Group Corp., Class A	12,681	405,285
WideOpenWest, Inc. *	70,706	352,823
Yelp, Inc., Class A *	72,342	2,469,756
Ziff Davis, Inc. *	51,829	2,398,128
ZoomInfo Technologies, Inc., Class A *	70,527	779,323
		59,108,319

Pharmaceuticals, Biotechnology & Life Sciences 2.8%
Alkermes PLC *	13,620	350,034
Amphastar Pharmaceuticals, Inc. *	1,198	60,535
Azenta, Inc. *	18,958	778,984
BioMarin Pharmaceutical, Inc. *	22,985	1,514,482
Bio-Rad Laboratories, Inc., Class A *	9,880	3,538,917
Bio-Techne Corp.	26,933	1,986,309
Bruker Corp.	31,943	1,808,293
Charles River Laboratories International, Inc. *	10,439	1,864,197
Corcept Therapeutics, Inc. *	33,361	1,633,688
Elanco Animal Health, Inc. *	272,619	3,445,904
Emergent BioSolutions, Inc. *(b)	309,850	2,807,241
Exact Sciences Corp. *	14,063	969,363
Exelixis, Inc. *	104,017	3,453,364
Halozyme Therapeutics, Inc. *	21,604	1,092,514
Incyte Corp. *	53,514	3,966,458
Innoviva, Inc. *	36,756	718,947
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
21

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ironwood Pharmaceuticals, Inc., Class A *	76,035	300,338
Jazz Pharmaceuticals PLC *	20,419	2,246,703
Ligand Pharmaceuticals, Inc. *	933	98,618
Medpace Holdings, Inc. *	3,307	1,039,126
Myriad Genetics, Inc. *	31,144	683,922
Neurocrine Biosciences, Inc. *	9,711	1,167,942
Pacira BioSciences, Inc. *	2,110	35,026
Prestige Consumer Healthcare, Inc. *	25,200	1,858,500
Repligen Corp. *	5,050	678,063
Royalty Pharma PLC, Class A	129,354	3,492,558
Supernus Pharmaceuticals, Inc. *	27,132	924,387
United Therapeutics Corp. *	15,127	5,657,044
Vir Biotechnology, Inc. *	58,036	434,690
		48,606,147

Real Estate Management & Development 1.2%
Compass, Inc., Class A *	325,595	2,067,528
CoStar Group, Inc. *	42,280	3,077,561
Cushman & Wakefield PLC *	286,599	3,883,416
eXp World Holdings, Inc.	88,276	1,175,836
Howard Hughes Holdings, Inc. *	15,113	1,149,193
Kennedy-Wilson Holdings, Inc.	134,089	1,433,411
Marcus & Millichap, Inc.	26,147	989,403
Newmark Group, Inc., Class A	164,090	2,459,709
Opendoor Technologies, Inc. *	726,093	1,270,663
Seaport Entertainment Group, Inc. *	1,258	34,155
Zillow Group, Inc., Class C *	61,774	3,712,000
		21,252,875

Semiconductors & Semiconductor Equipment 2.3%
Allegro MicroSystems, Inc. *	1,997	41,617
Alpha & Omega Semiconductor Ltd. *	2,872	94,891
Amkor Technology, Inc.	120,432	3,064,994
Axcelis Technologies, Inc. *	7,835	668,404
Cirrus Logic, Inc. *	37,332	4,099,800
Cohu, Inc. *	32,548	811,096
Diodes, Inc. *	36,946	2,160,602
Enphase Energy, Inc. *	10,709	889,275
Entegris, Inc.	29,718	3,111,772
First Solar, Inc. *	10,893	2,118,471
FormFactor, Inc. *	28,205	1,071,226
GLOBALFOUNDRIES, Inc. *	25,777	940,861
Ichor Holdings Ltd. *	28,272	770,695
Kulicke & Soffa Industries, Inc.	19,169	859,921
Lattice Semiconductor Corp. *	15,515	785,990
MaxLinear, Inc. *	36,234	469,955
Monolithic Power Systems, Inc.	3,475	2,638,568
Onto Innovation, Inc. *	7,470	1,481,525
Penguin Solutions, Inc. *	43,324	652,026
Photronics, Inc. *	53,402	1,217,566
Power Integrations, Inc.	24,720	1,493,830
Rambus, Inc. *	10,253	490,298
Semtech Corp. *	50,307	2,223,066
Silicon Laboratories, Inc. *	24,788	2,574,482
SolarEdge Technologies, Inc. *	6,347	108,280
Synaptics, Inc. *	20,087	1,379,374
Ultra Clean Holdings, Inc. *	39,899	1,334,622
Universal Display Corp.	7,617	1,373,497
Wolfspeed, Inc. *	31,814	423,444
		39,350,148

Software & Services 3.6%
ACI Worldwide, Inc. *	61,225	3,012,270
Alarm.com Holdings, Inc. *	11,189	596,709
SECURITY	NUMBER OF SHARES	VALUE ($)
AppLovin Corp., Class A *	19,207	3,253,474
Bentley Systems, Inc., Class B	22,862	1,103,320
Blackbaud, Inc. *	12,930	976,344
Cerence, Inc. *	17,392	52,959
CommVault Systems, Inc. *	15,221	2,377,368
Consensus Cloud Solutions, Inc. *	12,844	284,880
Dolby Laboratories, Inc., Class A	32,719	2,385,215
Dropbox, Inc., Class A *	89,046	2,301,839
Dynatrace, Inc. *	10,169	547,092
Envestnet, Inc. *	16,573	1,040,453
Fair Isaac Corp. *	2,847	5,674,384
Globant SA *	2,972	623,793
Guidewire Software, Inc. *	6,426	1,196,907
InterDigital, Inc.	13,428	2,020,108
LiveRamp Holdings, Inc. *	57,468	1,438,424
Manhattan Associates, Inc. *	7,399	1,948,601
NCR Voyix Corp. *	209,279	2,680,864
Okta, Inc. *	5,866	421,707
Palantir Technologies, Inc., Class A *	48,583	2,019,109
Pegasystems, Inc.	6,031	479,103
Progress Software Corp.	15,608	1,000,317
PTC, Inc. *	11,482	2,127,959
Qualys, Inc. *	8,221	980,272
RingCentral, Inc., Class A *	44,517	1,603,057
ServiceNow, Inc. *	2,981	2,781,243
Snowflake, Inc., Class A *	4,825	554,007
SPS Commerce, Inc. *	3,405	561,825
Teradata Corp. *	85,909	2,768,847
Twilio, Inc., Class A *	35,378	2,853,236
Tyler Technologies, Inc. *	4,174	2,527,733
Unisys Corp. *	105,007	725,598
Verint Systems, Inc. *	23,740	505,662
VeriSign, Inc. *	11,932	2,110,055
Workday, Inc., Class A *	8,450	1,976,033
Zoom Video Communications, Inc., Class A *	49,764	3,719,361
		63,230,128

Technology Hardware & Equipment 3.6%
ADTRAN Holdings, Inc. *	44,026	267,458
Advanced Energy Industries, Inc.	17,847	1,936,935
Badger Meter, Inc.	5,574	1,115,079
Belden, Inc.	25,520	2,905,962
Benchmark Electronics, Inc.	82,168	3,557,874
Calix, Inc. *	13,447	475,755
Cognex Corp.	65,924	2,652,123
CommScope Holding Co., Inc. *	416,825	2,805,232
Comtech Telecommunications Corp. *	28,145	104,699
Crane NXT Co.	24,610	1,335,585
CTS Corp.	18,837	932,243
ePlus, Inc. *	24,822	2,207,917
Fabrinet *	7,883	1,899,567
IPG Photonics Corp. *	29,495	2,387,915
Itron, Inc. *	21,157	2,364,506
Kimball Electronics, Inc. *	5,821	103,556
Knowles Corp. *	74,379	1,288,244
Littelfuse, Inc.	12,815	3,134,934
Lumentum Holdings, Inc. *	53,544	3,419,855
Methode Electronics, Inc.	27,463	239,477
NETGEAR, Inc. *	44,263	970,245
NetScout Systems, Inc. *	82,809	1,741,473
Novanta, Inc. *	5,266	896,484
OSI Systems, Inc. *	11,168	1,476,521
PC Connection, Inc.	22,206	1,413,412
Plexus Corp. *	29,092	4,192,157
Pure Storage, Inc., Class A *	19,133	957,607
Rogers Corp. *	12,275	1,230,937
See financial notes
22
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
ScanSource, Inc. *	34,164	1,448,895
Super Micro Computer, Inc. *	68,377	1,990,455
TTM Technologies, Inc. *	172,575	3,872,583
Viasat, Inc. *	115,177	1,105,699
Viavi Solutions, Inc. *	198,244	1,827,810
Vishay Intertechnology, Inc.	106,733	1,810,192
Vontier Corp.	78,655	2,916,527
		62,985,913

Telecommunication Services 0.4%
ATN International, Inc.	7,807	163,635
Cogent Communications Holdings, Inc.	18,807	1,509,638
Consolidated Communications Holdings, Inc. *	146,612	679,547
GCI Liberty, Inc. *(c)	14,650	0
Iridium Communications, Inc.	48,774	1,430,541
Liberty Latin America Ltd., Class C *	236,330	2,287,674
Shenandoah Telecommunications Co.	28,553	395,174
U.S. Cellular Corp. *	9,902	610,953
		7,077,162

Transportation 2.7%
Air Transport Services Group, Inc. *	51,996	896,411
Alaska Air Group, Inc. *	17,102	819,357
Allegiant Travel Co.	19,171	1,246,307
American Airlines Group, Inc. *	60,646	812,656
ArcBest Corp.	30,617	3,189,679
Costamare, Inc.	32,048	436,173
Covenant Logistics Group, Inc., Class A	7,136	361,082
Danaos Corp.	5,495	450,645
Forward Air Corp.	76,557	2,704,759
Genco Shipping & Trading Ltd.	20,887	328,761
Global Ship Lease, Inc., Class A	5,461	130,245
Heartland Express, Inc.	71,063	767,836
JetBlue Airways Corp. *	482,367	2,749,492
Kirby Corp. *	27,832	3,194,000
Lyft, Inc., Class A *	72,525	940,649
Marten Transport Ltd.	72,419	1,121,046
Matson, Inc.	4,814	745,640
RXO, Inc. *	140,901	3,971,999
Saia, Inc. *	8,252	4,032,010
Schneider National, Inc., Class B	82,620	2,336,494
SkyWest, Inc. *	39,971	3,805,239
Star Bulk Carriers Corp.	26,577	507,887
United Airlines Holdings, Inc. *	84,436	6,607,961
XPO, Inc. *	37,051	4,836,267
		46,992,595

Utilities 3.2%
ALLETE, Inc.	47,670	3,046,590
American States Water Co.	13,535	1,116,096
Atlantica Sustainable Infrastructure PLC	39,283	866,583
Avangrid, Inc.	76,675	2,738,064
Avista Corp.	77,702	2,912,271
Black Hills Corp.	69,066	4,088,017
California Water Service Group	27,408	1,424,120
Chesapeake Utilities Corp.	9,616	1,151,901
Clearway Energy, Inc., Class C	59,673	1,693,520
SECURITY	NUMBER OF SHARES	VALUE ($)
Essential Utilities, Inc.	56,942	2,197,961
Hawaiian Electric Industries, Inc. *	270,979	2,782,954
IDACORP, Inc.	33,608	3,477,756
MGE Energy, Inc.	17,256	1,561,495
New Jersey Resources Corp.	66,814	3,066,094
Northwest Natural Holding Co.	37,289	1,450,169
Northwestern Energy Group, Inc.	56,246	3,006,911
ONE Gas, Inc.	47,726	3,401,432
Ormat Technologies, Inc.	21,857	1,727,140
Otter Tail Corp.	21,390	1,679,543
SJW Group	15,544	865,179
Southwest Gas Holdings, Inc.	62,211	4,556,956
Spire, Inc.	52,217	3,334,578
TXNM Energy, Inc.	78,706	3,426,859
Unitil Corp.	7,059	408,645
		55,980,834
Total Common Stocks (Cost $1,235,108,958)		1,743,753,992

SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82% (d)	3,209,450	3,209,450
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82% (d)(e)	4,275,541	4,275,541
		7,484,991
Total Short-Term Investments (Cost $7,484,991)		7,484,991
Total Investments in Securities (Cost $1,242,593,949)		1,751,238,983

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 12/20/24	20	2,208,600	(38,859)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $4,058,023.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
23

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended October 31, 2024. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2023, and/or Value at October 31, 2024, columns means either the issuer was not held or not held as an affiliate at the beginning of period and is no longer held at period end or the issuer is held at period end but is no longer an affiliate.
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Consumer Durables & Apparel 0.0%
Fossil Group, Inc.	$—	$253,853	($454,922 )	($957,917 )	$618,925	$—	—	$—
Tupperware Brands Corp.	—	474,014	(491,095)	(2,159,483)	704,555	—	—	—
						0

Equity Real Estate Investment Trusts (REITs) 0.1%
Ashford Hospitality Trust, Inc.	—	211,574	(485,264)	(818,022)	574,820	—	—	—
Diversified Healthcare Trust	—	1,170,830	(7,830,028)	2,842,016	238,529	2,705,178	757,753	62,560
						2,705,178

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Emergent BioSolutions, Inc.	—	1,394,021	(3,087,683)	(342,899)	4,340,373	2,807,241	309,850	—

Transportation 0.0%
Daseke, Inc.	—	571,318	(4,179,655)	878,111	912,606	—	—	—
Total	$—	$4,075,610	($16,528,647 )	($558,194 )	$7,389,808	$5,512,419		$62,560

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,522,396,030	$—	$—	$1,522,396,030
Equity Real Estate Investment Trusts (REITs)	142,787,301	—	0 *	142,787,301
Health Care Equipment & Services	71,493,499	—	0 *	71,493,499
Telecommunication Services	7,077,162	—	0 *	7,077,162
Short-Term Investments[1]	7,484,991	—	—	7,484,991
Liabilities
Futures Contracts[2]	(38,859)	—	—	(38,859)
Total	$1,751,200,124	$—	$0	$1,751,200,124

*	Level 3 amount shown includes securities determined to have no value at October 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
24
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company Index Fund
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $2,001,226)		$5,512,419
Investments in securities, at value - unaffiliated issuers (cost $1,240,592,723) including securities on loan of $4,058,023		1,745,726,564
Deposit with broker for futures contracts		258,400
Receivables:
Dividends		623,173
Fund shares sold		489,020
Investments sold		33,807
Income from securities on loan	+	20,054
Total assets		1,752,663,437

Liabilities
Collateral held for securities on loan		4,275,541
Payables:
Fund shares redeemed		2,063,085
Investment adviser fees		375,636
Variation margin on futures contracts		66,316
Investments bought	+	32,957
Total liabilities		6,813,535
Net assets		$1,745,849,902

Net Assets by Source
Capital received from investors		$1,370,821,133
Total distributable earnings	+	375,028,769
Net assets		$1,745,849,902

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,745,849,902		98,557,904		$17.71

See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
25

Schwab Fundamental U.S. Small Company Index Fund
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $10,381)		$30,531,800
Dividends received from securities - affiliated issuers		62,560
Other Interest		30,834
Securities on loan, net	+	1,422,513
Total investment income		32,047,707

Expenses
Investment adviser fees		4,595,768
Total expenses	–	4,595,768
Net investment income		27,451,939

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(3,547,118)
Net realized losses on sales of securities - unaffiliated issuers		(68,092,883)
Net realized gains on sales of in-kind redemptions - affiliated issuers		2,988,924
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		149,582,026
Net realized gains on futures contracts	+	1,857,235
Net realized gains		82,788,184
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		7,389,808
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		345,849,020
Net change in unrealized appreciation (depreciation) on futures contracts	+	205,836
Net change in unrealized appreciation (depreciation)	+	353,444,664
Net realized and unrealized gains		436,232,848
Increase in net assets resulting from operations		$463,684,787
See financial notes
26
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$27,451,939	$25,716,416
Net realized gains		82,788,184	108,225,267
Net change in unrealized appreciation (depreciation)	+	353,444,664	(184,006,297)
Increase (decrease) in net assets resulting from operations		$463,684,787	($50,064,614 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($25,436,316 )	($105,778,873 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		41,441,738	$684,183,548	35,632,360	$523,918,723
Shares reinvested		1,165,225	17,979,415	5,548,590	78,789,982
Shares redeemed	+	(54,430,530)	(918,346,336)	(37,952,579)	(554,276,467)
Net transactions in fund shares		(11,823,567)	($216,183,373 )	3,228,371	$48,432,238

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		110,381,471	$1,523,784,804	107,153,100	$1,631,196,053
Total increase (decrease)	+	(11,823,567)	222,065,098	3,228,371	(107,411,249)
End of period		98,557,904	$1,745,849,902	110,381,471	$1,523,784,804
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
27

Schwab Fundamental International Equity Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$9.59	$8.41	$10.56	$7.51	$8.98
Income (loss) from investment operations:
Net investment income (loss)[1]	0.35	0.33	0.34	0.31	0.21
Net realized and unrealized gains (losses)	1.51	1.11	(2.10)	2.96	(1.35)
Total from investment operations	1.86	1.44	(1.76)	3.27	(1.14)
Less distributions:
Distributions from net investment income	(0.34)	(0.26)	(0.39)	(0.22)	(0.33)
Net asset value at end of period	$11.11	$9.59	$8.41	$10.56	$7.51
Total return	19.74%	17.40%	(17.25%)	44.03%	(13.29%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%	0.25%[2]	0.25%[2]	0.25%	0.25%
Net investment income (loss)	3.24%	3.40%	3.56%	3.10%	2.60%
Portfolio turnover rate	12%	15%	13%	21%	14%
Net assets, end of period (x 1,000,000)	$2,929	$2,085	$1,565	$1,406	$966

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
28
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental International Equity Index Fund
Portfolio Holdings  as of October 31, 2024

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.3% OF NET ASSETS

Australia 5.0%
AGL Energy Ltd.	268,545	1,843,833
Ampol Ltd.	76,066	1,392,657
ANZ Group Holdings Ltd.	451,598	9,203,795
APA Group	174,564	799,285
Aristocrat Leisure Ltd.	35,984	1,447,983
Aurizon Holdings Ltd.	523,392	1,160,500
BHP Group Ltd.	887,904	24,668,249
BlueScope Steel Ltd.	170,395	2,264,274
Brambles Ltd.	194,150	2,337,569
Coles Group Ltd.	217,629	2,511,764
Commonwealth Bank of Australia	147,889	13,794,247
Computershare Ltd.	43,773	756,724
CSL Ltd.	19,002	3,567,724
Downer EDI Ltd.	359,272	1,316,388
Endeavour Group Ltd.	256,767	789,844
Fortescue Ltd.	312,053	3,907,792
Goodman Group	42,553	1,016,144
Incitec Pivot Ltd.	423,812	836,061
Insurance Australia Group Ltd.	262,074	1,286,902
JB Hi-Fi Ltd.	25,036	1,343,488
Lendlease Corp. Ltd.	286,751	1,270,509
Macquarie Group Ltd.	31,123	4,710,351
Medibank Pvt Ltd.	460,461	1,082,167
Metcash Ltd.	335,212	672,389
Mineral Resources Ltd.	15,488	398,001
Mirvac Group	576,660	806,134
National Australia Bank Ltd.	369,515	9,365,402
Northern Star Resources Ltd.	66,013	766,041
Orica Ltd.	63,864	725,429
Origin Energy Ltd.	240,943	1,521,336
QBE Insurance Group Ltd.	140,168	1,582,514
Ramsay Health Care Ltd.	29,589	778,237
Rio Tinto Ltd.	93,658	7,353,793
Santos Ltd.	374,417	1,665,729
Scentre Group	631,089	1,446,876
Sims Ltd.	90,825	754,755
Sonic Healthcare Ltd.	74,263	1,308,538
South32 Ltd.	1,080,290	2,590,702
Stockland	323,372	1,093,522
Suncorp Group Ltd.	204,123	2,394,415
Telstra Group Ltd.	920,662	2,304,807
Transurban Group	179,897	1,499,252
Treasury Wine Estates Ltd.	95,442	708,594
Viva Energy Group Ltd.	325,342	559,678
Wesfarmers Ltd.	121,662	5,352,041
Westpac Banking Corp.	519,289	10,905,997
Whitehaven Coal Ltd.	137,511	615,002
Woodside Energy Group Ltd.	207,733	3,269,394
Woolworths Group Ltd.	148,365	2,909,913
Worley Ltd.	84,647	777,287
		147,434,028

Austria 0.4%
ams-OSRAM AG *	38,981	377,852
BAWAG Group AG *	15,374	1,191,632
Erste Group Bank AG	53,442	3,022,984
OMV AG	62,969	2,609,477
Raiffeisen Bank International AG	58,246	1,043,400
voestalpine AG	64,775	1,348,422
SECURITY	NUMBER OF SHARES	VALUE ($)
Wienerberger AG	27,013	815,823
		10,409,590

Belgium 0.7%
Ageas SA	43,177	2,253,336
Anheuser-Busch InBev SA	129,774	7,694,477
Colruyt Group NV	8,723	407,054
Groupe Bruxelles Lambert NV	12,772	922,836
KBC Group NV	37,813	2,754,343
Proximus SADP	116,048	844,487
Syensqo SA	11,450	888,237
UCB SA	10,950	2,108,405
Umicore SA	100,852	1,214,195
		19,087,370

Canada 8.2%
Agnico Eagle Mines Ltd.	29,458	2,542,653
Algonquin Power & Utilities Corp.	135,628	655,565
Alimentation Couche-Tard, Inc.	130,635	6,812,517
AltaGas Ltd.	43,748	1,045,352
ARC Resources Ltd.	60,984	1,010,013
Atco Ltd., Class I	32,903	1,141,863
AtkinsRealis Group, Inc.	22,520	1,083,664
B2Gold Corp.	266,437	880,246
Bank of Montreal	80,396	7,326,207
Bank of Nova Scotia	212,272	10,929,565
Barrick Gold Corp.	275,730	5,329,044
Bausch Health Cos., Inc. *	124,508	1,145,508
BCE, Inc.	82,920	2,673,379
Brookfield Asset Management Ltd., Class A	1	53
Brookfield Corp.	124,003	6,575,316
Brookfield Infrastructure Corp., Class A	8,568	352,234
Canadian Imperial Bank of Commerce	125,763	7,868,147
Canadian National Railway Co.	48,500	5,237,171
Canadian Natural Resources Ltd.	281,860	9,585,285
Canadian Pacific Kansas City Ltd.	42,350	3,267,004
Canadian Tire Corp. Ltd., Class A	16,315	1,736,197
CCL Industries, Inc., Class B	8,312	484,864
Cenovus Energy, Inc.	188,826	3,036,459
CGI, Inc. *	22,902	2,537,009
CI Financial Corp.	39,596	651,236
Constellation Software, Inc.	329	992,196
Dollarama, Inc.	12,015	1,250,299
Emera, Inc.	45,480	1,718,137
Empire Co. Ltd., Class A	30,161	870,160
Enbridge, Inc.	311,732	12,591,523
Fairfax Financial Holdings Ltd.	2,453	3,048,302
Finning International, Inc.	35,032	1,022,516
First Quantum Minerals Ltd. *	112,350	1,451,630
Fortis, Inc.	69,590	3,010,310
Franco-Nevada Corp.	5,426	720,245
George Weston Ltd.	15,350	2,434,767
Gildan Activewear, Inc.	26,823	1,312,687
Great-West Lifeco, Inc.	32,060	1,075,766
Hydro One Ltd.	33,872	1,090,589
iA Financial Corp., Inc.	11,879	967,827
Imperial Oil Ltd.	34,525	2,576,326
Intact Financial Corp.	10,857	2,073,384
Interfor Corp. *	16,104	221,953
Keyera Corp.	34,367	1,055,434
Kinross Gold Corp.	226,963	2,290,250
Linamar Corp.	16,951	693,575
Loblaw Cos. Ltd.	26,983	3,411,561
Lundin Mining Corp.	100,586	978,155
Magna International, Inc.	138,395	5,463,837
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
29

Schwab Fundamental International Equity Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Manulife Financial Corp.	258,763	7,558,366
MEG Energy Corp.	36,375	664,879
Methanex Corp.	18,414	720,769
Metro, Inc.	40,383	2,398,298
National Bank of Canada	31,139	2,969,985
Northland Power, Inc.	37,055	563,137
Nutrien Ltd.	141,409	6,742,661
Onex Corp.	30,579	2,201,047
Open Text Corp.	31,004	929,886
Parkland Corp.	35,595	828,296
Pembina Pipeline Corp.	67,130	2,808,434
Power Corp. of Canada	88,080	2,784,071
Quebecor, Inc., Class B	17,468	434,959
Restaurant Brands International, Inc.	19,208	1,335,945
RioCan Real Estate Investment Trust	19,660	268,280
Rogers Communications, Inc., Class B	23,568	855,987
Royal Bank of Canada	136,584	16,518,390
Russel Metals, Inc.	9,329	259,766
Saputo, Inc.	59,504	1,135,078
South Bow Corp. *	29,126	727,344
Stelco Holdings, Inc.	7,074	346,143
Sun Life Financial, Inc.	64,678	3,586,125
Suncor Energy, Inc.	318,900	12,038,197
TC Energy Corp.	145,663	6,774,975
Teck Resources Ltd., Class B	72,184	3,358,408
TELUS Corp.	98,563	1,558,065
TFI International, Inc.	7,639	1,022,282
Thomson Reuters Corp.	8,332	1,363,843
Toromont Industries Ltd.	7,200	636,047
Toronto-Dominion Bank	213,804	11,819,222
Tourmaline Oil Corp.	27,635	1,274,026
Veren, Inc.	128,754	663,027
Vermilion Energy, Inc.	58,055	541,210
Waste Connections, Inc.	11,518	2,036,072
West Fraser Timber Co. Ltd.	29,531	2,667,090
Wheaton Precious Metals Corp.	14,246	940,798
Whitecap Resources, Inc.	49,446	368,976
WSP Global, Inc.	7,922	1,415,986
		241,344,050

China 0.1%
China Gas Holdings Ltd.	602,600	517,485
GCL Technology Holdings Ltd. *	2,698,000	595,738
Kingboard Holdings Ltd.	253,500	613,840
SITC International Holdings Co. Ltd.	290,000	820,674
Xinyi Glass Holdings Ltd.	275,894	313,301
		2,861,038

Denmark 0.9%
AP Moller - Maersk AS, Class A	1,534	2,339,256
AP Moller - Maersk AS, Class B	2,627	4,155,292
Carlsberg AS, Class B	11,473	1,267,923
Coloplast AS, Class B	6,668	835,171
Danske Bank AS	75,163	2,222,498
DSV AS	17,859	3,909,432
Novo Nordisk AS, Class B	63,737	7,149,060
Novonesis (Novozymes) B, Class B	7,759	487,589
Orsted AS *	23,241	1,367,886
Pandora AS	7,647	1,156,197
Rockwool AS, B Shares	877	379,522
Svitzer Group AS *	5,469	189,963
Vestas Wind Systems AS *	71,053	1,354,080
		26,813,869

SECURITY	NUMBER OF SHARES	VALUE ($)
Finland 1.0%
Elisa OYJ	18,006	857,084
Fortum OYJ	110,444	1,630,675
Huhtamaki OYJ	8,730	342,170
Kesko OYJ, B Shares	80,025	1,718,794
Kone OYJ, B Shares	35,853	1,966,071
Neste OYJ	99,165	1,592,194
Nokia OYJ	1,131,261	5,353,149
Nordea Bank Abp	516,374	6,045,181
Outokumpu OYJ	253,895	913,375
Sampo OYJ, A Shares	61,179	2,712,739
Stora Enso OYJ, R Shares	176,569	1,970,412
UPM-Kymmene OYJ	105,375	3,100,824
Valmet OYJ	13,089	335,359
Wartsila OYJ Abp	55,064	1,054,610
		29,592,637

France 8.1%
Accor SA	19,904	902,988
Air Liquide SA	45,444	8,148,166
Alstom SA *	74,157	1,631,192
Arkema SA	20,080	1,769,492
Atos SE *(a)	68,010	49,905
AXA SA	280,213	10,521,237
Ayvens SA	126,075	837,688
BNP Paribas SA	240,672	16,436,449
Bollore SE	142,097	887,108
Bouygues SA	97,760	3,142,155
Bureau Veritas SA	24,187	767,089
Capgemini SE	15,152	2,628,581
Carrefour SA	322,301	5,118,439
Cie de Saint-Gobain SA	100,825	9,143,305
Cie Generale des Etablissements Michelin SCA	166,134	5,614,582
Credit Agricole SA	241,138	3,696,183
Danone SA	95,313	6,809,019
Dassault Systemes SE	20,037	685,770
Edenred SE	5,728	185,259
Eiffage SA	23,940	2,228,183
Elis SA	38,333	872,047
Engie SA	427,147	7,159,629
EssilorLuxottica SA	18,654	4,375,443
Eurazeo SE	10,622	810,169
Forvia SE	117,852	1,124,287
Hermes International SCA	567	1,288,650
Kering SA	9,942	2,483,218
Klepierre SA *	26,681	853,034
Legrand SA	20,465	2,309,851
L'Oreal SA	13,751	5,158,964
LVMH Moet Hennessy Louis Vuitton SE	12,947	8,619,081
Orange SA	847,602	9,311,501
Pernod Ricard SA	17,021	2,123,685
Publicis Groupe SA	26,194	2,783,986
Renault SA	105,317	4,818,719
Rexel SA	82,148	2,263,296
Rubis SCA	35,854	878,498
Safran SA	18,087	4,094,274
Sanofi SA	155,225	16,404,142
Schneider Electric SE	37,657	9,754,995
SCOR SE	44,865	965,264
SEB SA	3,199	337,957
Societe Generale SA	320,534	9,206,205
Sodexo SA	10,572	917,675
Teleperformance SE	10,792	1,143,972
Thales SA	8,299	1,337,786
TotalEnergies SE	593,545	37,248,299
See financial notes
30
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental International Equity Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Unibail-Rodamco-Westfield *	12,024	983,230
Valeo SE	148,753	1,446,198
Veolia Environnement SA	127,612	4,051,641
Vinci SA	72,636	8,136,734
Vivendi SE	99,630	1,064,600
Wendel SE	4,553	452,509
		235,982,329

Germany 7.7%
adidas AG	21,403	5,125,830
Allianz SE	57,127	17,983,877
Aurubis AG (a)	22,955	1,805,122
BASF SE	355,124	17,263,505
Bayer AG	255,565	6,886,688
Bayerische Motoren Werke AG	113,242	8,927,545
Beiersdorf AG	6,156	831,021
BioNTech SE, ADR *	23,462	2,653,552
Brenntag SE	25,933	1,691,689
Commerzbank AG	101,911	1,807,455
Continental AG	48,542	3,029,521
Covestro AG *	74,355	4,709,379
Daimler Truck Holding AG	77,464	3,203,185
Deutsche Bank AG	288,497	4,901,497
Deutsche Boerse AG	8,673	2,014,549
Deutsche Lufthansa AG	222,173	1,543,850
Deutsche Post AG	253,350	10,176,947
Deutsche Telekom AG	784,068	23,705,129
E.ON SE	434,893	5,868,911
Evonik Industries AG	75,808	1,670,746
Freenet AG	31,787	944,722
Fresenius Medical Care AG	74,868	2,930,705
Fresenius SE & Co. KGaA *	177,090	6,465,668
GEA Group AG	21,729	1,070,280
Hannover Rueck SE	5,833	1,531,710
Hapag-Lloyd AG (a)	4,579	803,018
Heidelberg Materials AG	38,297	4,217,996
Henkel AG & Co. KGaA	15,859	1,236,870
Infineon Technologies AG	82,918	2,622,251
K&S AG	84,686	1,028,326
KION Group AG	24,843	964,590
Kloeckner & Co. SE	39,622	202,332
Knorr-Bremse AG	5,339	440,419
Lanxess AG	46,082	1,338,228
Mercedes-Benz Group AG	266,990	16,219,816
Merck KGaA	10,200	1,686,318
METRO AG	55,876	263,209
MTU Aero Engines AG	3,636	1,188,394
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,826	6,047,582
ProSiebenSat.1 Media SE	47,848	294,528
Puma SE	14,254	649,979
Rheinmetall AG	2,718	1,399,323
RWE AG	62,144	2,014,061
Salzgitter AG	12,559	191,812
SAP SE	59,499	13,892,117
Siemens AG	77,782	15,132,473
Siemens Energy AG *	107,947	4,433,717
Siemens Healthineers AG	19,950	1,041,479
Symrise AG, Class A	8,720	1,049,283
thyssenkrupp AG	491,689	1,716,393
United Internet AG	21,731	444,908
Volkswagen AG	20,333	2,025,782
Vonovia SE	92,441	3,030,746
Zalando SE *	31,986	968,302
		225,287,335

SECURITY	NUMBER OF SHARES	VALUE ($)
Hong Kong 1.3%
AIA Group Ltd.	934,400	7,374,583
BOC Hong Kong Holdings Ltd.	297,000	969,625
CK Asset Holdings Ltd.	424,500	1,735,341
CLP Holdings Ltd.	315,500	2,680,045
Galaxy Entertainment Group Ltd.	161,000	716,543
Hang Seng Bank Ltd.	111,200	1,360,219
HKT Trust & HKT Ltd.	352,000	437,432
Hong Kong & China Gas Co. Ltd.	1,511,676	1,170,892
Hong Kong Exchanges & Clearing Ltd.	35,106	1,405,657
Hongkong Land Holdings Ltd.	108,811	466,537
Jardine Matheson Holdings Ltd.	84,646	3,258,871
Lenovo Group Ltd.	1,004,000	1,323,911
Link REIT	209,500	976,148
MTR Corp. Ltd.	208,647	759,140
New World Development Co. Ltd.	1,128,422	1,134,141
Orient Overseas International Ltd.	25,500	347,596
Pacific Basin Shipping Ltd.	2,165,000	596,276
PCCW Ltd.	608,000	333,950
Sun Hung Kai Properties Ltd.	312,064	3,379,018
Swire Pacific Ltd., A Shares	160,800	1,346,808
Swire Pacific Ltd., B Shares	130,000	175,421
Techtronic Industries Co. Ltd.	112,206	1,623,110
WH Group Ltd.	4,619,499	3,595,432
Wharf Real Estate Investment Co. Ltd.	219,000	658,443
Yue Yuen Industrial Holdings Ltd.	226,500	476,131
		38,301,270

Ireland 0.9%
Allegion PLC	3,040	424,475
Bank of Ireland Group PLC	88,416	819,458
CRH PLC (b)	49,967	4,763,496
CRH PLC (b)	20,678	1,973,302
DCC PLC	32,839	2,077,529
Flutter Entertainment PLC *	4,902	1,146,737
Glanbia PLC	36,968	613,232
Grafton Group PLC	23,906	308,749
ICON PLC *	1,424	316,285
James Hardie Industries PLC *	23,227	740,784
Kerry Group PLC, Class A	16,944	1,692,288
Kingspan Group PLC	11,998	1,059,506
Medtronic PLC	76,955	6,868,234
Perrigo Co. PLC	17,792	456,009
Ryanair Holdings PLC, ADR	16,173	715,795
Smurfit WestRock PLC	41,665	2,153,701
Trane Technologies PLC	3,988	1,476,198
		27,605,778

Isle Of Man 0.0%
Entain PLC	100,301	964,645

Israel 0.3%
Bank Hapoalim BM	142,257	1,482,210
Bank Leumi Le-Israel BM	209,521	2,128,634
Check Point Software Technologies Ltd. *	3,220	557,736
ICL Group Ltd.	217,970	894,800
Israel Corp. Ltd.	785	171,496
Israel Discount Bank Ltd., A Shares	149,211	877,061
Oil Refineries Ltd.	958,401	244,389
Teva Pharmaceutical Industries Ltd. *	51,119	940,682
Teva Pharmaceutical Industries Ltd., ADR *	25,670	473,355
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
31

Schwab Fundamental International Equity Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
ZIM Integrated Shipping Services Ltd. (a)	80,146	1,906,673
		9,677,036

Italy 2.4%
A2A SpA	414,542	947,578
Banco BPM SpA	201,240	1,357,382
BPER Banca SpA	161,463	983,083
Enel SpA	1,939,875	14,712,153
Eni SpA	818,671	12,470,965
Generali	203,810	5,650,876
Hera SpA	212,518	812,999
Intesa Sanpaolo SpA	2,667,434	11,416,640
Leonardo SpA	64,407	1,535,192
Mediobanca Banca di Credito Finanziario SpA	71,337	1,176,866
Moncler SpA	10,277	570,964
Pirelli & C SpA	63,608	347,576
Poste Italiane SpA	68,515	963,413
Prysmian SpA	28,072	1,981,162
Snam SpA	257,584	1,237,409
Telecom Italia SpA *	9,294,655	2,354,376
Terna - Rete Elettrica Nazionale	126,342	1,094,340
UniCredit SpA	232,922	10,304,278
Unipol Gruppo SpA	99,584	1,237,628
		71,154,880

Japan 25.5%
Advantest Corp.	29,700	1,719,618
Aeon Co. Ltd.	160,000	3,920,501
AGC, Inc.	80,800	2,476,127
Air Water, Inc.	69,100	869,212
Aisin Corp.	295,800	3,075,542
Ajinomoto Co., Inc.	51,100	1,963,045
Alfresa Holdings Corp.	121,700	1,755,894
Alps Alpine Co. Ltd.	132,900	1,305,975
Amada Co. Ltd.	82,200	810,073
ANA Holdings, Inc.	32,300	636,204
Asahi Group Holdings Ltd.	297,600	3,572,769
Asahi Kasei Corp.	587,800	4,055,045
Astellas Pharma, Inc.	311,400	3,645,974
Bandai Namco Holdings, Inc.	84,700	1,775,830
Bridgestone Corp.	154,176	5,494,076
Brother Industries Ltd.	86,200	1,678,937
Canon, Inc.	214,800	6,986,365
Central Japan Railway Co.	156,300	3,236,851
Chubu Electric Power Co., Inc.	295,985	3,402,394
Chugai Pharmaceutical Co. Ltd.	40,000	1,903,258
Chugoku Electric Power Co., Inc.	130,700	951,191
Coca-Cola Bottlers Japan Holdings, Inc.	65,500	838,977
COMSYS Holdings Corp.	38,500	807,774
Cosmo Energy Holdings Co. Ltd.	39,700	1,959,580
Dai Nippon Printing Co. Ltd.	126,400	2,193,845
Daicel Corp.	42,900	378,638
Daido Steel Co. Ltd.	35,100	271,789
Daifuku Co. Ltd.	40,870	768,222
Dai-ichi Life Holdings, Inc.	170,600	4,253,110
Daiichi Sankyo Co. Ltd.	73,260	2,384,482
Daikin Industries Ltd.	33,600	4,033,905
Daito Trust Construction Co. Ltd.	17,500	1,933,810
Daiwa House Industry Co. Ltd.	212,281	6,332,055
Daiwa Securities Group, Inc.	169,300	1,107,608
Daiwabo Holdings Co. Ltd.	43,670	786,119
Denka Co. Ltd.	49,700	702,384
Denso Corp.	392,800	5,579,132
Dentsu Group, Inc.	39,201	1,210,046
DIC Corp.	48,000	1,045,020
SECURITY	NUMBER OF SHARES	VALUE ($)
Disco Corp.	2,900	825,150
Dowa Holdings Co. Ltd.	23,870	810,987
East Japan Railway Co.	206,754	4,152,721
Ebara Corp.	73,200	1,100,079
EDION Corp.	33,500	387,989
Eisai Co. Ltd.	35,900	1,216,296
Electric Power Development Co. Ltd.	93,800	1,567,529
ENEOS Holdings, Inc.	2,200,850	11,102,289
EXEO Group, Inc.	77,402	792,191
FANUC Corp.	97,600	2,589,457
Fast Retailing Co. Ltd.	8,600	2,749,604
Fuji Electric Co. Ltd.	24,400	1,242,640
Fuji Media Holdings, Inc.	30,500	344,785
FUJIFILM Holdings Corp.	205,500	4,888,499
Fujikura Ltd.	64,700	2,377,934
Fujitsu Ltd.	382,500	7,353,884
Furukawa Electric Co. Ltd.	42,400	1,042,783
Hakuhodo DY Holdings, Inc.	85,900	680,750
Hankyu Hanshin Holdings, Inc.	38,800	1,054,974
Hanwa Co. Ltd.	24,000	795,202
Haseko Corp.	97,700	1,180,910
Hino Motors Ltd. *	280,465	688,567
Hitachi Construction Machinery Co. Ltd.	31,650	686,698
Hitachi Ltd.	750,400	18,853,695
Honda Motor Co. Ltd.	1,938,200	19,492,690
Hoya Corp.	19,250	2,575,534
Ibiden Co. Ltd.	10,800	343,059
Idemitsu Kosan Co. Ltd.	694,145	4,732,288
IHI Corp.	45,300	2,411,721
Iida Group Holdings Co. Ltd.	83,700	1,213,401
INFRONEER Holdings, Inc.	31,500	236,794
Inpex Corp.	226,800	2,989,689
Isetan Mitsukoshi Holdings Ltd.	67,600	1,005,902
Isuzu Motors Ltd.	190,500	2,463,505
ITOCHU Corp.	267,000	13,207,909
Iwatani Corp.	60,204	784,820
Japan Airlines Co. Ltd.	41,000	657,561
Japan Exchange Group, Inc.	31,600	370,386
Japan Post Bank Co. Ltd.	110,600	987,807
Japan Post Holdings Co. Ltd.	544,700	5,025,448
Japan Post Insurance Co. Ltd.	59,600	982,101
Japan Tobacco, Inc.	182,100	5,083,768
JFE Holdings, Inc.	312,100	3,757,487
JGC Holdings Corp.	31,000	266,082
JTEKT Corp.	160,600	1,083,251
Kajima Corp.	130,400	2,246,208
Kaneka Corp.	38,500	943,682
Kansai Electric Power Co., Inc.	223,300	3,581,079
Kansai Paint Co. Ltd.	23,400	381,107
Kao Corp.	85,447	3,766,107
Kawasaki Heavy Industries Ltd.	43,300	1,657,884
Kawasaki Kisen Kaisha Ltd.	73,700	1,018,094
KDDI Corp.	360,400	11,237,052
Kewpie Corp.	43,000	1,016,877
Keyence Corp.	5,592	2,524,303
Kikkoman Corp.	76,500	897,555
Kinden Corp.	22,600	468,412
Kintetsu Group Holdings Co. Ltd.	30,800	715,838
Kirin Holdings Co. Ltd.	187,900	2,766,381
Kobe Steel Ltd.	159,900	1,723,354
Koito Manufacturing Co. Ltd.	85,600	1,108,421
Komatsu Ltd.	203,900	5,278,009
Konica Minolta, Inc.	376,300	1,570,850
K's Holdings Corp.	95,800	916,085
Kubota Corp.	227,400	2,905,508
Kuraray Co. Ltd.	114,300	1,548,932
Kurita Water Industries Ltd.	8,053	302,026
Kyocera Corp.	282,300	2,863,004
See financial notes
32
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental International Equity Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kyushu Electric Power Co., Inc.	242,000	2,710,106
Kyushu Railway Co.	16,100	423,599
Lixil Corp.	145,400	1,706,758
LY Corp.	353,000	962,909
Makita Corp.	48,090	1,570,229
Marubeni Corp.	355,700	5,317,439
MatsukiyoCocokara & Co.	63,000	857,725
Mazda Motor Corp.	377,500	2,668,734
Medipal Holdings Corp.	112,372	1,780,390
MEIJI Holdings Co. Ltd.	87,100	2,035,047
Minebea Mitsumi, Inc.	85,400	1,503,422
MISUMI Group, Inc.	50,500	821,915
Mitsubishi Chemical Group Corp.	681,800	3,679,053
Mitsubishi Corp.	800,100	14,637,085
Mitsubishi Electric Corp.	536,100	9,431,356
Mitsubishi Estate Co. Ltd.	181,000	2,676,633
Mitsubishi Gas Chemical Co., Inc.	66,487	1,155,504
Mitsubishi Heavy Industries Ltd.	552,700	7,802,438
Mitsubishi Materials Corp.	87,600	1,437,259
Mitsubishi Motors Corp.	294,400	874,673
Mitsubishi UFJ Financial Group, Inc.	1,201,134	12,660,234
Mitsui & Co. Ltd.	535,300	10,913,502
Mitsui Chemicals, Inc.	72,100	1,647,183
Mitsui Fudosan Co. Ltd.	395,500	3,374,544
Mitsui Mining & Smelting Co. Ltd.	26,100	829,241
Mitsui OSK Lines Ltd.	72,700	2,475,111
Mizuho Financial Group, Inc.	341,721	7,097,883
Morinaga Milk Industry Co. Ltd.	15,768	366,680
MS&AD Insurance Group Holdings, Inc.	218,070	4,823,562
Murata Manufacturing Co. Ltd.	261,200	4,563,453
Nagase & Co. Ltd.	47,100	977,440
Nagoya Railroad Co. Ltd.	50,400	558,599
NEC Corp.	60,700	5,164,982
NGK Insulators Ltd.	86,000	1,059,441
NH Foods Ltd.	52,100	1,804,758
NHK Spring Co. Ltd.	73,300	897,181
Nichirei Corp.	31,100	869,095
NIDEC Corp.	125,300	2,496,078
Nikon Corp.	96,300	1,192,983
Nintendo Co. Ltd.	106,200	5,609,798
NIPPON EXPRESS HOLDINGS, Inc.	27,800	1,370,594
Nippon Paint Holdings Co. Ltd.	37,800	289,301
Nippon Paper Industries Co. Ltd.	116,500	680,118
Nippon Sanso Holdings Corp.	9,800	340,178
Nippon Steel Corp.	336,600	6,735,157
Nippon Telegraph & Telephone Corp.	8,269,025	7,978,242
Nippon Yusen KK	129,700	4,342,279
Nissan Chemical Corp.	8,364	282,496
Nissan Motor Co. Ltd.	1,678,200	4,470,809
Nisshin Seifun Group, Inc.	77,830	908,668
Nissin Foods Holdings Co. Ltd.	26,100	702,793
Nissui Corp.	127,157	772,405
Niterra Co. Ltd.	41,400	1,173,332
Nitori Holdings Co. Ltd.	10,000	1,273,546
Nitto Denko Corp.	153,000	2,517,420
NOK Corp.	29,400	421,526
Nomura Holdings, Inc.	393,700	2,018,856
Nomura Research Institute Ltd.	34,700	1,037,995
NSK Ltd.	249,300	1,136,736
NTT Data Group Corp.	114,600	1,812,998
Obayashi Corp.	224,202	2,748,542
Oji Holdings Corp.	505,600	1,880,125
Olympus Corp.	100,600	1,770,790
Omron Corp.	40,583	1,602,270
Ono Pharmaceutical Co. Ltd.	65,700	820,605
ORIX Corp.	167,100	3,520,775
Osaka Gas Co. Ltd.	124,200	2,661,438
Otsuka Corp.	39,600	888,761
SECURITY	NUMBER OF SHARES	VALUE ($)
Otsuka Holdings Co. Ltd.	69,300	4,186,464
PALTAC Corp.	11,300	304,938
Pan Pacific International Holdings Corp.	43,300	1,074,199
Panasonic Holdings Corp.	1,014,150	8,346,491
Persol Holdings Co. Ltd.	583,200	979,504
Recruit Holdings Co. Ltd.	111,100	6,784,046
Renesas Electronics Corp.	92,300	1,236,665
Rengo Co. Ltd.	109,317	662,127
Resona Holdings, Inc.	285,958	1,886,683
Resonac Holdings Corp.	71,800	1,707,790
Ricoh Co. Ltd.	306,700	3,322,383
Rohm Co. Ltd.	74,200	818,042
Ryohin Keikaku Co. Ltd.	53,000	867,339
Sankyu, Inc.	20,800	722,479
Sanwa Holdings Corp.	44,030	1,115,458
SBI Holdings, Inc.	47,800	1,049,645
Secom Co. Ltd.	64,800	2,304,475
Seiko Epson Corp.	90,300	1,641,262
Seino Holdings Co. Ltd.	52,300	843,477
Sekisui Chemical Co. Ltd.	121,000	1,707,661
Sekisui House Ltd.	174,083	4,204,375
Seven & i Holdings Co. Ltd.	563,700	8,117,242
SG Holdings Co. Ltd.	119,500	1,198,388
Sharp Corp. *	61,800	376,223
Shimadzu Corp.	32,700	964,580
Shimamura Co. Ltd.	16,100	828,763
Shimano, Inc.	8,600	1,263,423
Shimizu Corp.	226,800	1,502,531
Shin-Etsu Chemical Co. Ltd.	196,800	7,211,528
Shionogi & Co. Ltd.	96,600	1,379,713
Shiseido Co. Ltd.	60,500	1,305,887
SMC Corp.	4,800	2,037,822
SoftBank Corp.	6,149,900	7,742,125
SoftBank Group Corp.	236,000	14,069,962
Sojitz Corp.	77,760	1,589,160
Sompo Holdings, Inc.	171,300	3,672,514
Sony Group Corp.	748,535	13,172,355
Stanley Electric Co. Ltd.	48,375	827,369
Subaru Corp.	246,300	4,398,728
SUMCO Corp.	76,000	726,668
Sumitomo Chemical Co. Ltd.	1,143,400	3,052,580
Sumitomo Corp.	263,700	5,563,123
Sumitomo Electric Industries Ltd.	347,100	5,339,285
Sumitomo Forestry Co. Ltd.	37,100	1,429,235
Sumitomo Heavy Industries Ltd.	51,800	1,154,257
Sumitomo Metal Mining Co. Ltd.	73,700	2,037,699
Sumitomo Mitsui Financial Group, Inc.	488,230	10,357,569
Sumitomo Mitsui Trust Group, Inc.	91,900	2,015,396
Sumitomo Realty & Development Co. Ltd.	54,600	1,619,640
Sumitomo Rubber Industries Ltd.	103,900	1,064,834
Sundrug Co. Ltd.	11,262	278,553
Suntory Beverage & Food Ltd.	30,100	1,015,406
Suzuken Co. Ltd.	46,530	1,521,250
Suzuki Motor Corp.	499,000	4,951,741
Sysmex Corp.	49,400	916,539
T&D Holdings, Inc.	64,850	1,035,152
Taiheiyo Cement Corp.	62,142	1,353,781
Taisei Corp.	59,800	2,518,267
Taiyo Yuden Co. Ltd.	34,100	596,400
Takeda Pharmaceutical Co. Ltd.	303,321	8,463,018
TDK Corp.	310,000	3,644,141
Teijin Ltd.	131,200	1,174,800
Terumo Corp.	103,200	1,965,475
TIS, Inc.	38,400	957,560
Tobu Railway Co. Ltd.	38,000	614,929
Toho Gas Co. Ltd.	34,800	870,304
Tohoku Electric Power Co., Inc.	281,700	2,763,163
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
33

Schwab Fundamental International Equity Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tokio Marine Holdings, Inc.	196,900	7,091,577
Tokyo Electric Power Co. Holdings, Inc. *	1,056,700	4,267,498
Tokyo Electron Ltd.	29,500	4,341,012
Tokyo Gas Co. Ltd.	145,100	3,580,036
Tokyu Corp.	95,300	1,174,897
Tokyu Fudosan Holdings Corp.	141,800	884,889
TOPPAN Holdings, Inc.	84,000	2,457,105
Toray Industries, Inc.	644,300	3,503,747
Tosoh Corp.	138,200	1,717,218
TOTO Ltd.	39,000	1,088,092
Toyo Seikan Group Holdings Ltd.	66,400	991,221
Toyo Suisan Kaisha Ltd.	12,947	760,556
Toyoda Gosei Co. Ltd.	17,500	297,330
Toyota Industries Corp.	29,700	2,058,865
Toyota Motor Corp.	2,090,690	36,023,410
Toyota Tsusho Corp.	222,100	3,775,414
Tsuruha Holdings, Inc.	13,500	755,132
UBE Corp.	55,800	917,826
Unicharm Corp.	32,500	1,047,961
West Japan Railway Co.	88,126	1,566,327
Yakult Honsha Co. Ltd.	34,300	745,376
Yamada Holdings Co. Ltd.	446,100	1,280,973
Yamaha Corp.	113,700	918,157
Yamaha Motor Co. Ltd.	292,900	2,560,244
Yamato Holdings Co. Ltd.	153,000	1,622,749
Yamazaki Baking Co. Ltd.	39,600	804,221
Yaskawa Electric Corp.	24,300	696,425
Yokogawa Electric Corp.	35,900	795,967
Yokohama Rubber Co. Ltd.	46,200	947,015
		746,103,559

Jersey 1.1%
Amcor PLC	110,573	1,218,978
Aptiv PLC *	19,432	1,104,321
Experian PLC	46,300	2,259,709
Glencore PLC *	4,760,660	24,967,940
Man Group PLC	250,042	639,906
WPP PLC	216,519	2,275,815
		32,466,669

Luxembourg 0.4%
Aperam SA	24,907	677,915
ArcelorMittal SA	318,135	7,868,842
B&M European Value Retail SA	156,559	783,264
Eurofins Scientific SE	14,200	700,372
Millicom International Cellular SA *	19,308	532,128
SES SA, Class A	184,268	736,438
Subsea 7 SA	26,846	412,619
Tenaris SA	60,793	1,001,593
		12,713,171

Mauritius 0.0%
Golden Agri-Resources Ltd.	2,797,300	614,326

Netherlands 3.0%
Aalberts NV	17,983	648,922
ABN AMRO Bank NV, GDR	147,043	2,429,988
Aegon Ltd.	289,433	1,826,849
AerCap Holdings NV	9,140	855,047
Airbus SE	28,189	4,299,984
Akzo Nobel NV	60,523	3,862,182
ASM International NV	585	326,727
ASML Holding NV	10,528	7,086,723
ASR Nederland NV	30,066	1,425,098
SECURITY	NUMBER OF SHARES	VALUE ($)
EXOR NV	24,593	2,597,493
Ferrari NV	2,707	1,292,238
Ferrovial SE	24,989	1,002,879
Heineken Holding NV	24,211	1,677,534
Heineken NV	29,292	2,402,433
IMCD NV	1,883	299,380
ING Groep NV	543,164	9,217,702
Iveco Group NV	66,817	694,349
Koninklijke Ahold Delhaize NV	368,498	12,149,268
Koninklijke KPN NV	600,759	2,347,938
Koninklijke Philips NV *	169,883	4,469,419
NN Group NV	82,043	4,027,676
NXP Semiconductors NV	7,603	1,782,903
Prosus NV *	38,178	1,609,007
Randstad NV	47,513	2,190,703
SBM Offshore NV	23,660	433,090
Signify NV	46,819	1,146,346
Stellantis NV	736,968	10,098,174
STMicroelectronics NV (b)	28,176	765,892
STMicroelectronics NV (b)	33,864	920,833
Universal Music Group NV	16,525	415,871
Wolters Kluwer NV	11,479	1,929,431
		86,232,079

New Zealand 0.1%
Fletcher Building Ltd. *	421,472	749,439
Spark New Zealand Ltd.	321,500	557,798
		1,307,237

Norway 0.7%
Aker BP ASA	51,827	1,108,977
DNB Bank ASA	139,473	2,890,295
Equinor ASA	279,230	6,635,118
Mowi ASA	70,574	1,216,692
Norsk Hydro ASA	420,173	2,608,161
Orkla ASA	134,231	1,240,099
Telenor ASA	199,141	2,445,769
Yara International ASA	73,496	2,210,185
		20,355,296

Poland 0.3%
Bank Polska Kasa Opieki SA	11,289	394,959
KGHM Polska Miedz SA	36,738	1,375,018
ORLEN SA	193,345	2,524,519
PGE Polska Grupa Energetyczna SA *	568,156	982,228
Powszechna Kasa Oszczednosci Bank Polski SA	71,848	998,274
Powszechny Zaklad Ubezpieczen SA	114,816	1,138,653
		7,413,651

Portugal 0.2%
EDP SA	638,781	2,514,815
Galp Energia SGPS SA	106,311	1,817,055
Jeronimo Martins SGPS SA	44,596	866,861
		5,198,731

Republic of Korea 5.5%
BNK Financial Group, Inc.	130,199	887,832
CJ CheilJedang Corp.	4,306	851,972
CJ Corp.	15,303	1,134,505
Coway Co. Ltd.	9,052	413,559
DB Insurance Co. Ltd.	13,103	1,032,766
DL E&C Co. Ltd.	35,808	800,830
See financial notes
34
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental International Equity Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Doosan Enerbility Co. Ltd. *	64,216	922,652
E-MART, Inc.	26,152	1,230,838
GS Engineering & Construction Corp. *	67,961	872,554
GS Holdings Corp.	60,563	1,803,934
Hana Financial Group, Inc.	82,392	3,554,761
Hankook Tire & Technology Co. Ltd.	28,703	731,024
Hanwha Corp.	44,415	898,100
Hanwha Solutions Corp.	32,406	497,638
HD Hyundai Co. Ltd.	21,133	1,219,347
HMM Co. Ltd.	122,931	1,518,746
Hyundai Engineering & Construction Co. Ltd.	41,388	833,562
Hyundai Glovis Co. Ltd.	16,097	1,416,250
Hyundai Marine & Fire Insurance Co. Ltd.	15,194	333,383
Hyundai Mobis Co. Ltd.	26,502	4,763,277
Hyundai Motor Co.	38,971	6,002,717
Hyundai Steel Co.	86,066	1,573,207
Industrial Bank of Korea	86,300	879,020
KB Financial Group, Inc.	81,058	5,274,347
Kia Corp.	75,845	5,015,547
Korea Electric Power Corp. *	198,150	3,312,792
Korea Gas Corp. *	38,872	1,099,378
Korea Zinc Co. Ltd.	2,710	1,952,787
Korean Air Lines Co. Ltd.	64,051	1,105,638
KT Corp.	32,413	1,033,492
KT&G Corp.	22,848	1,814,912
Kumho Petrochemical Co. Ltd.	7,859	809,279
LG Chem Ltd.	10,800	2,428,318
LG Corp.	14,402	787,007
LG Display Co. Ltd. *	247,277	1,888,738
LG Electronics, Inc.	61,571	3,965,060
LG H&H Co. Ltd.	3,441	823,766
LG Innotek Co. Ltd.	5,110	648,665
LG Uplus Corp.	189,787	1,375,527
Lotte Chemical Corp.	17,036	1,171,051
Lotte Shopping Co. Ltd.	6,226	296,656
NAVER Corp.	9,453	1,156,308
POSCO Holdings, Inc.	33,769	8,136,691
Posco International Corp.	17,241	646,983
Samsung C&T Corp.	19,501	1,646,593
Samsung Electro-Mechanics Co. Ltd.	13,433	1,142,141
Samsung Electronics Co. Ltd.	1,084,433	46,046,094
Samsung Fire & Marine Insurance Co. Ltd.	7,670	1,859,520
Samsung Life Insurance Co. Ltd.	18,263	1,336,385
Samsung SDI Co. Ltd.	5,276	1,237,037
Samsung SDS Co. Ltd.	9,553	985,229
Shinhan Financial Group Co. Ltd.	126,831	4,724,479
SK Hynix, Inc.	95,114	12,451,737
SK Innovation Co. Ltd. *	28,620	2,418,422
SK Telecom Co. Ltd.	24,446	1,003,246
SK, Inc.	31,471	3,367,734
S-Oil Corp.	18,569	770,258
Woori Financial Group, Inc.	206,975	2,304,256
		160,208,547

Singapore 0.7%
ComfortDelGro Corp. Ltd.	716,900	795,135
DBS Group Holdings Ltd.	185,508	5,378,766
Jardine Cycle & Carriage Ltd.	14,700	307,774
Olam Group Ltd.	669,400	542,414
Oversea-Chinese Banking Corp. Ltd.	371,444	4,261,615
Singapore Airlines Ltd.	201,370	982,305
Singapore Telecommunications Ltd.	1,241,286	2,928,480
United Overseas Bank Ltd.	144,252	3,506,628
Venture Corp. Ltd.	68,000	682,027
SECURITY	NUMBER OF SHARES	VALUE ($)
Wilmar International Ltd.	816,866	1,971,722
		21,356,866

Spain 2.9%
Acciona SA	4,855	623,043
Acerinox SA	70,242	643,634
ACS Actividades de Construccion y Servicios SA	56,386	2,704,015
Aena SME SA	4,823	1,068,874
Amadeus IT Group SA	22,470	1,628,923
Banco Bilbao Vizcaya Argentaria SA	1,112,512	11,074,692
Banco de Sabadell SA	1,045,823	2,039,756
Banco Santander SA	4,409,405	21,541,664
CaixaBank SA	208,006	1,267,538
Cellnex Telecom SA *	6,635	243,675
Enagas SA	45,809	649,815
Endesa SA	75,068	1,620,047
Grifols SA *	57,975	650,784
Iberdrola SA	912,051	13,548,091
Industria de Diseno Textil SA	85,224	4,859,016
International Consolidated Airlines Group SA	252,341	687,326
Mapfre SA	149,877	428,440
Naturgy Energy Group SA	12,966	322,838
Redeia Corp. SA	59,981	1,110,588
Repsol SA	507,021	6,347,075
Telefonica SA	2,778,216	13,037,198
		86,097,032

Sweden 2.0%
Alfa Laval AB	23,535	1,041,888
Assa Abloy AB, B Shares	84,815	2,656,637
Atlas Copco AB, A Shares	140,155	2,313,035
Atlas Copco AB, B Shares	82,684	1,202,201
Boliden AB	71,443	2,235,032
Electrolux AB, B Shares *	103,899	871,989
Epiroc AB, A Shares	45,056	879,957
Epiroc AB, B Shares	25,879	445,818
Essity AB, B Shares	97,169	2,743,282
H & M Hennes & Mauritz AB, B Shares (a)	129,604	1,932,044
Hexagon AB, B Shares	123,641	1,155,935
Husqvarna AB, B Shares	50,040	323,171
Investor AB, A Shares	35,026	994,421
Investor AB, B Shares	97,988	2,773,458
Sandvik AB	128,734	2,533,947
Securitas AB, B Shares	140,781	1,656,131
Skandinaviska Enskilda Banken AB, A Shares	166,509	2,351,649
Skanska AB, B Shares	116,181	2,365,219
SKF AB, B Shares	87,121	1,652,505
SSAB AB, A Shares	72,778	350,167
SSAB AB, B Shares	263,783	1,244,312
Svenska Cellulosa AB SCA, B Shares	63,860	845,459
Svenska Handelsbanken AB, A Shares	218,516	2,270,521
Swedbank AB, A Shares	146,059	2,963,613
Tele2 AB, B Shares	125,545	1,315,597
Telefonaktiebolaget LM Ericsson, B Shares	682,136	5,719,101
Telia Co. AB	900,178	2,618,014
Trelleborg AB, B Shares	23,276	774,279
Volvo AB, A Shares	37,570	985,798
Volvo AB, B Shares	272,132	7,088,172
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
35

Schwab Fundamental International Equity Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Volvo Car AB, B Shares *(a)	237,001	512,092
		58,815,444

Switzerland 5.0%
ABB Ltd.	114,219	6,347,275
Adecco Group AG	72,944	2,281,813
Alcon AG	24,619	2,261,323
Baloise Holding AG	5,398	1,033,066
Barry Callebaut AG	474	831,342
Chocoladefabriken Lindt & Spruengli AG	4	465,877
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	60	707,773
Cie Financiere Richemont SA, Class A	30,981	4,510,845
Coca-Cola HBC AG *	26,720	935,015
DKSH Holding AG	4,393	313,877
Galenica AG	3,810	331,593
Garmin Ltd.	4,403	873,335
Geberit AG	2,470	1,547,426
Georg Fischer AG	5,358	388,775
Givaudan SA	387	1,837,263
Holcim AG *	85,613	8,407,254
Julius Baer Group Ltd.	20,534	1,251,990
Kuehne & Nagel International AG	5,462	1,363,527
Logitech International SA	13,184	1,079,529
Lonza Group AG	3,156	1,941,975
Nestle SA	238,364	22,523,635
Novartis AG	162,508	17,633,134
Partners Group Holding AG	884	1,216,233
Roche Holding AG	89,722	27,805,155
Roche Holding AG, Bearer Shares	3,760	1,277,883
Sandoz Group AG	42,633	1,943,565
Schindler Holding AG	1,746	497,771
Schindler Holding AG, Participation Certificates	3,592	1,045,373
SGS SA	13,729	1,453,444
Sika AG	6,885	1,917,590
Sonova Holding AG	2,938	1,075,124
Swatch Group AG	11,461	464,366
Swatch Group AG, Bearer Shares	5,666	1,162,680
Swiss Life Holding AG	3,333	2,714,061
Swiss Prime Site AG	3,038	329,567
Swiss Re AG	30,096	3,842,878
Swisscom AG	4,068	2,478,555
UBS Group AG	323,030	9,880,836
Zurich Insurance Group AG	16,526	9,743,808
		147,716,531

United Kingdom 13.7%
3i Group PLC	60,291	2,472,396
abrdn PLC	687,573	1,171,390
Admiral Group PLC	27,067	895,662
Anglo American PLC	362,068	11,224,259
Anglogold Ashanti PLC	21,851	607,458
Antofagasta PLC	43,879	980,106
ARM Holdings PLC, ADR *	3,297	465,866
Ashtead Group PLC	39,727	2,971,885
Associated British Foods PLC	63,980	1,838,895
AstraZeneca PLC	68,713	9,777,419
Aviva PLC	575,505	3,372,633
BAE Systems PLC	303,813	4,896,649
Balfour Beatty PLC	156,956	900,217
Barclays PLC	3,718,056	11,397,716
Barratt Redrow PLC	379,214	2,184,874
Bellway PLC	36,957	1,351,474
Berkeley Group Holdings PLC	17,515	999,491
BP PLC	4,848,604	23,713,648
SECURITY	NUMBER OF SHARES	VALUE ($)
British American Tobacco PLC	557,346	19,489,891
BT Group PLC	3,497,182	6,244,529
Bunzl PLC	42,792	1,883,899
Burberry Group PLC	89,178	906,484
Centrica PLC	970,809	1,469,592
CK Hutchison Holdings Ltd.	1,321,588	6,950,401
Coca-Cola Europacific Partners PLC	6,963	529,188
Compass Group PLC	153,584	4,987,858
Croda International PLC	13,391	642,551
Currys PLC *	1,504,889	1,600,896
Diageo PLC	162,679	5,023,815
Direct Line Insurance Group PLC	550,989	1,165,076
Dowlais Group PLC	694,599	439,671
DS Smith PLC	368,598	2,591,485
Firstgroup PLC	432,566	743,511
GSK PLC	521,229	9,412,661
Haleon PLC	737,577	3,544,845
Harbour Energy PLC	197,448	702,536
Hays PLC	787,521	785,237
HSBC Holdings PLC	2,513,626	23,070,110
IG Group Holdings PLC	32,475	375,756
Imperial Brands PLC	229,603	6,928,968
Inchcape PLC	104,520	966,725
Informa PLC	83,862	876,095
InterContinental Hotels Group PLC	3,649	402,476
International Distribution Services PLC	499,959	2,173,836
Intertek Group PLC	17,524	1,051,993
ITV PLC	1,017,240	968,727
J Sainsbury PLC	1,015,549	3,496,327
John Wood Group PLC *	559,859	913,217
Johnson Matthey PLC	98,199	1,889,618
Kingfisher PLC	1,015,891	3,841,900
Legal & General Group PLC	1,062,976	2,981,525
Lloyds Banking Group PLC	13,833,452	9,495,287
London Stock Exchange Group PLC	12,152	1,647,032
M&G PLC	932,344	2,335,753
Marks & Spencer Group PLC	550,676	2,671,822
Melrose Industries PLC	166,033	1,016,852
Mondi PLC	125,676	2,035,097
National Grid PLC	593,984	7,458,152
NatWest Group PLC	1,000,593	4,741,062
Next PLC	11,706	1,480,980
Pearson PLC	119,149	1,749,623
Persimmon PLC	145,844	2,763,930
Phoenix Group Holdings PLC	113,204	719,146
Prudential PLC	280,110	2,331,873
Reckitt Benckiser Group PLC	60,633	3,678,243
RELX PLC	89,559	4,107,148
Rentokil Initial PLC	138,461	694,489
Rio Tinto PLC	282,187	18,237,185
RS Group PLC	29,932	268,350
Sage Group PLC	57,949	724,233
Severn Trent PLC	30,403	1,005,798
Shell PLC	2,031,500	67,826,367
Smith & Nephew PLC	112,665	1,400,744
Smiths Group PLC	46,049	908,677
Spectris PLC	7,137	232,373
SSE PLC	176,952	4,020,950
St. James's Place PLC	35,423	371,609
Standard Chartered PLC	408,941	4,742,238
Tate & Lyle PLC	42,444	410,471
Taylor Wimpey PLC	1,046,249	1,978,124
Tesco PLC	2,498,813	11,033,940
Travis Perkins PLC	103,416	1,077,467
Unilever PLC	280,916	17,136,454
United Utilities Group PLC	87,697	1,157,377
Vodafone Group PLC	19,000,195	17,668,581
See financial notes
36
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental International Equity Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Whitbread PLC	8,215	319,620
		399,720,484

United States 0.2%
Autoliv, Inc.	5,778	536,660
Ferguson Enterprises, Inc.	20,465	4,023,795
Lululemon Athletica, Inc. *	2,852	849,611
		5,410,066
Total Common Stocks (Cost $2,314,413,088)		2,878,245,544

PREFERRED STOCKS 1.0% OF NET ASSETS

Germany 0.6%
Bayerische Motoren Werke AG	22,384	1,647,173
Dr. Ing hc F Porsche AG	4,603	323,869
FUCHS SE	16,963	791,696
Henkel AG & Co. KGaA	24,316	2,105,593
Volkswagen AG	139,017	13,493,374
		18,361,705

Italy 0.1%
Telecom Italia SpA *	5,423,483	1,585,167

Republic of Korea 0.3%
Hanwha Corp.	11,806	127,868
Hyundai Motor Co.	6,587	743,888
Hyundai Motor Co. 2nd	10,228	1,181,704
LG Chem Ltd.	1,881	283,194
Samsung Electronics Co. Ltd.	188,373	6,480,082
		8,816,736

Spain 0.0%
Grifols SA, B Shares *	59,019	514,692
Total Preferred Stocks (Cost $33,025,008)		29,278,300

WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(c)	290	1,446
Total Warrants (Cost $0)		1,446

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82% (d)(e)	5,957,554	5,957,554
Total Short-Term Investments (Cost $5,957,554)		5,957,554
Total Investments in Securities (Cost $2,353,395,650)		2,913,482,844

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 12/20/24	190	22,326,900	(594,404)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $5,804,854.
(b)	Security is traded on separate exchanges for the same issuer.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Financials	19.6%
Industrials	15.8%
Consumer Discretionary	11.6%
Materials	11.0%
Energy	8.8%
Consumer Staples	8.3%
Information Technology	6.6%
Health Care	6.4%
Communication Services	5.7%
Utilities	4.3%
Real Estate	1.2%
Short-Term Investments	0.2%
Total	99.5%

(a)	Excludes derivatives.
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
37

Schwab Fundamental International Equity Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$484,989,610	$—	$484,989,610
Belgium	1,251,541	17,835,829	—	19,087,370
Canada	241,344,050	—	—	241,344,050
China	820,674	2,040,364	—	2,861,038
Denmark	189,963	26,623,906	—	26,813,869
Finland	857,084	28,735,553	—	29,592,637
France	967,580	235,014,749	—	235,982,329
Germany	3,890,422	221,396,913	—	225,287,335
Hong Kong	3,592,821	34,708,449	—	38,301,270
Ireland	13,152,279	14,453,499	—	27,605,778
Israel	2,937,764	6,739,272	—	9,677,036
Japan	2,035,047	744,068,512	—	746,103,559
Jersey	1,104,321	31,362,348	—	32,466,669
Luxembourg	532,128	12,181,043	—	12,713,171
Mauritius	614,326	—	—	614,326
Netherlands	18,744,163	67,487,916	—	86,232,079
Norway	4,655,954	15,699,342	—	20,355,296
Portugal	866,861	4,331,870	—	5,198,731
Singapore	542,414	20,814,452	—	21,356,866
Sweden	4,058,879	54,756,565	—	58,815,444
Switzerland	1,187,212	146,529,319	—	147,716,531
United Kingdom	10,773,601	388,946,883	—	399,720,484
United States	1,386,271	4,023,795	—	5,410,066
Preferred Stocks[1]	—	27,693,133	—	27,693,133
Italy	1,585,167	—	—	1,585,167
Warrants
Canada	—	—	1,446	1,446
Short-Term Investments[1]	5,957,554	—	—	5,957,554
Liabilities
Futures Contracts[2]	(594,404)	—	—	(594,404)
Total	$322,453,672	$2,590,433,322	$1,446	$2,912,888,440

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
38
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental International Equity Index Fund
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - unaffiliated issuers (cost $2,353,395,650) including securities on loan of $5,804,854		$2,913,482,844
Cash		1,751,679
Foreign currency, at value (cost $2,435,064)		2,409,317
Deposit with broker for futures contracts		643,290
Receivables:
Dividends		9,928,607
Fund shares sold		6,346,924
Foreign tax reclaims		3,277,641
Investments sold		162,138
Income from securities on loan	+	25,200
Total assets		2,938,027,640

Liabilities
Collateral held for securities on loan		5,957,554
Payables:
Fund shares redeemed		2,787,490
Investment adviser fees		637,482
Variation margin on futures contracts	+	94,164
Total liabilities		9,476,690
Net assets		$2,928,550,950

Net Assets by Source
Capital received from investors		$2,505,866,505
Total distributable earnings	+	422,684,445
Net assets		$2,928,550,950

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,928,550,950		263,489,048		$11.11

See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
39

Schwab Fundamental International Equity Index Fund
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $11,276,203)		$90,506,548
Other Interest		307,821
Interest received from securities - unaffiliated issuers		43,859
Securities on loan, net	+	344,009
Total investment income		91,202,237

Expenses
Investment adviser fees		6,529,958
Professional fees	+	55,470 [1]
Total expenses		6,585,428
Expense reduction	–	55,470 [1]
Net expenses	–	6,529,958
Net investment income		84,672,279

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		2,092,650
Net realized gains on futures contracts		1,450,010
Net realized losses on foreign currency transactions	+	(63,156)
Net realized gains		3,479,504
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		331,375,542
Net change in unrealized appreciation (depreciation) on futures contracts		(252,522)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(324,510)
Net change in unrealized appreciation (depreciation)	+	330,798,510
Net realized and unrealized gains		334,278,014
Increase in net assets resulting from operations		$418,950,293

[1]
Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund
(see financial notes 2(d) and 4 for additional information).

See financial notes
40
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental International Equity Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$84,672,279	$66,540,909
Net realized gains (losses)		3,479,504	(33,699,131)
Net change in unrealized appreciation (depreciation)	+	330,798,510	224,552,707
Increase in net assets resulting from operations		$418,950,293	$257,394,485

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($75,574,529 )	($49,119,207 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		78,326,390	$854,242,514	71,601,319	$703,060,604
Shares reinvested		5,098,704	52,057,764	3,661,238	32,731,464
Shares redeemed	+	(37,331,526)	(406,534,987)	(43,832,250)	(423,334,845)
Net transactions in fund shares		46,093,568	$499,765,291	31,430,307	$312,457,223

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		217,395,480	$2,085,409,895	185,965,173	$1,564,677,394
Total increase	+	46,093,568	843,141,055	31,430,307	520,732,501
End of period		263,489,048	$2,928,550,950	217,395,480	$2,085,409,895
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
41

Schwab Fundamental International Small Equity Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$11.35	$10.66	$15.42	$11.46	$12.57
Income (loss) from investment operations:
Net investment income (loss)[1]	0.33	0.30	0.30	0.27	0.22
Net realized and unrealized gains (losses)	1.95	0.95	(4.21)	3.96	(0.97)
Total from investment operations	2.28	1.25	(3.91)	4.23	(0.75)
Less distributions:
Distributions from net investment income	(0.40)	(0.23)	(0.41)	(0.27)	(0.36)
Distributions from net realized gains	—	(0.33)	(0.44)	—	—
Total distributions	(0.40)	(0.56)	(0.85)	(0.27)	(0.36)
Net asset value at end of period	$13.23	$11.35	$10.66	$15.42	$11.46
Total return	20.31%	11.76%	(26.61%)	37.25%	(6.28%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39%	0.39%	0.39%[2]	0.39%	0.39%
Net investment income (loss)	2.58%	2.48%	2.37%	1.84%	1.89%
Portfolio turnover rate	29%	23%	36%	35%	25%
Net assets, end of period (x 1,000)	$576,432	$524,292	$530,184	$708,349	$576,948

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
42
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of October 31, 2024

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.1% OF NET ASSETS

Australia 5.1%
Accent Group Ltd.	9,796	15,141
ALS Ltd.	51,583	476,182
Amotiv Ltd.	19,463	135,466
AMP Ltd.	733,582	685,271
Ansell Ltd.	39,430	801,799
ARB Corp. Ltd.	6,695	181,377
ASX Ltd.	12,198	519,476
Austal Ltd. *	158,158	341,499
Bank of Queensland Ltd.	141,550	605,453
Bapcor Ltd.	93,850	281,204
Beach Energy Ltd.	478,664	392,054
Bega Cheese Ltd.	100,518	338,793
Bendigo & Adelaide Bank Ltd.	103,228	831,690
Breville Group Ltd.	11,419	237,350
Brickworks Ltd.	4,704	83,567
CAR Group Ltd.	12,376	304,833
Challenger Ltd.	74,335	294,407
Champion Iron Ltd.	82,451	316,453
Charter Hall Group	42,681	421,168
Charter Hall Retail REIT	24,311	53,822
Cleanaway Waste Management Ltd.	296,550	530,940
Cochlear Ltd.	2,557	473,399
Collins Foods Ltd.	25,006	136,522
Credit Corp. Group Ltd.	12,105	136,771
Cromwell Property Group	468,928	127,673
Deterra Royalties Ltd.	4,329	10,473
Dexus	122,946	577,015
Domino's Pizza Enterprises Ltd.	9,186	201,041
Eagers Automotive Ltd.	66,645	483,535
Elders Ltd.	52,974	295,492
Evolution Mining Ltd.	308,702	1,058,400
EVT Ltd.	10,084	72,002
FleetPartners Group Ltd. *	112,969	216,534
Flight Centre Travel Group Ltd.	13,407	140,224
G8 Education Ltd.	395,736	348,981
GPT Group	175,773	544,567
GrainCorp Ltd., Class A	107,197	633,426
Harvey Norman Holdings Ltd.	183,318	549,787
Healius Ltd. *	373,418	403,964
Helia Group Ltd.	72,087	191,536
HomeCo Daily Needs REIT	28,257	22,410
IDP Education Ltd.	8,469	77,101
IGO Ltd.	62,548	214,268
Iluka Resources Ltd.	74,423	286,025
Inghams Group Ltd.	83,418	156,796
Insignia Financial Ltd.	172,130	372,563
IPH Ltd.	17,485	61,523
IRESS Ltd. *	34,015	221,196
Johns Lyng Group Ltd.	3,290	8,238
Lottery Corp. Ltd.	114,267	373,365
Lynas Rare Earths Ltd. *	37,294	185,342
Magellan Financial Group Ltd.	59,454	416,536
McMillan Shakespeare Ltd.	7,578	72,720
Monadelphous Group Ltd.	28,203	232,505
Myer Holdings Ltd.	34,688	20,580
National Storage REIT	37,976	62,478
New Hope Corp. Ltd.	65,051	207,695
nib holdings Ltd.	77,820	294,576
Nickel Industries Ltd.	174,844	103,296
Nine Entertainment Co. Holdings Ltd.	380,514	292,762
NRW Holdings Ltd.	199,385	502,466
Nufarm Ltd.	128,833	324,654
SECURITY	NUMBER OF SHARES	VALUE ($)
oOh!media Ltd.	164,566	133,475
Orora Ltd.	370,597	585,748
Perenti Ltd.	501,217	385,062
Perpetual Ltd.	15,914	211,168
Perseus Mining Ltd.	148,569	277,770
Pilbara Minerals Ltd. *(a)	5,049	9,352
Platinum Asset Management Ltd.	113,424	91,188
Premier Investments Ltd.	12,824	282,204
Qantas Airways Ltd. *	127,903	677,180
Qube Holdings Ltd.	210,013	512,212
Ramelius Resources Ltd.	161,076	251,315
REA Group Ltd.	1,427	210,960
Reece Ltd.	24,394	363,485
Region RE Ltd.	122,755	176,522
Regis Resources Ltd. *	280,609	494,293
Reliance Worldwide Corp. Ltd.	114,998	391,544
Resolute Mining Ltd. *	63,442	33,922
Ridley Corp. Ltd.	44,611	77,476
Sandfire Resources Ltd. *	64,970	439,698
SEEK Ltd.	25,724	417,917
Seven Group Holdings Ltd.	23,322	635,411
Sigma Healthcare Ltd.	439,461	564,206
SmartGroup Corp. Ltd.	12,156	61,675
Star Entertainment Group Ltd. *(a)	1,231,786	192,034
Steadfast Group Ltd.	51,491	185,442
Super Retail Group Ltd.	48,172	456,791
Tabcorp Holdings Ltd.	474,932	145,690
TPG Telecom Ltd.	100,296	296,875
Ventia Services Group Pty. Ltd.	64,695	194,299
Vicinity Ltd.	575,301	817,859
Virgin Australia Holdings Pty. Ltd. *(b)	176,214	0
Washington H Soul Pattinson & Co. Ltd.	8,096	177,410
Waypoint REIT Ltd.	37,963	61,853
West African Resources Ltd. *	27,209	32,664
Westgold Resources Ltd.	93,419	196,640
Yancoal Australia Ltd.	38,526	164,858
		29,164,580

Austria 0.6%
ANDRITZ AG	13,251	800,003
AT&S Austria Technologie & Systemtechnik AG *	9,644	177,030
EVN AG	7,583	210,747
Kontron AG	7,494	126,196
Lenzing AG *	7,406	254,075
Mayr Melnhof Karton AG	3,728	331,896
Oesterreichische Post AG	7,975	252,929
Palfinger AG	3,408	75,744
Schoeller-Bleckmann Oilfield Equipment AG	300	9,007
Strabag SE	4,471	176,296
Telekom Austria AG	20,892	173,394
UNIQA Insurance Group AG	29,209	228,971
Verbund AG	3,700	304,711
Vienna Insurance Group AG Wiener Versicherung Gruppe	9,221	294,340
		3,415,339

Belgium 1.1%
Ackermans & van Haaren NV	3,933	800,964
Aedifica SA	2,527	163,137
Azelis Group NV	8,875	177,801
Barco NV	14,412	179,215
Bekaert SA	14,470	528,795
bpost SA	121,849	318,762
Cofinimmo SA	3,969	250,602
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
43

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Colruyt Group NV	6,960	324,785
Deme Group NV	696	106,410
D'ieteren Group	2,176	471,097
Elia Group SA	4,184	398,132
Fagron	7,658	155,004
KBC Ancora	3,973	201,661
Lotus Bakeries NV	8	104,865
Melexis NV	2,319	151,450
Ontex Group NV *	38,266	321,971
Recticel SA	6,308	82,848
Sofina SA	1,124	275,576
Solvay SA	16,183	658,391
Tessenderlo Group SA	3,741	101,409
Titan Cement International SA	3,719	132,043
Warehouses De Pauw CVA	7,167	170,565
		6,075,483

Cambodia 0.0%
NagaCorp Ltd. *	160,000	65,796

Canada 8.0%
ADENTRA, Inc.	6,589	181,672
Advantage Energy Ltd. *	25,554	159,856
Aecon Group, Inc.	33,926	565,048
Ag Growth International, Inc.	1,415	50,163
Air Canada *	30,740	416,608
Alamos Gold, Inc., Class A	25,259	510,314
Algoma Steel Group, Inc.	69,728	723,647
Allied Properties Real Estate Investment Trust	25,488	336,276
Altus Group Ltd.	2,045	77,373
Aritzia, Inc. *	7,621	245,376
Artis Real Estate Investment Trust	38,634	215,042
Athabasca Oil Corp. *	28,555	106,029
ATS Corp. *	5,804	173,951
AutoCanada, Inc. *	7,568	80,662
Badger Infrastructure Solution	5,722	148,850
Bausch & Lomb Corp. *	4,549	92,493
Baytex Energy Corp.	134,922	380,826
Birchcliff Energy Ltd.	71,025	264,746
Bird Construction, Inc.	3,864	84,115
BlackBerry Ltd. *	17,734	40,121
Boardwalk Real Estate Investment Trust	3,122	162,115
Bombardier, Inc., Class B *	10,762	791,643
Boralex, Inc., Class A	9,328	224,231
Boyd Group Services, Inc.	1,863	289,950
Brookfield Business Corp., Class A	5,957	143,155
Brookfield Infrastructure Corp., Class A	10,711	440,333
Brookfield Renewable Corp., Class A	14,097	431,612
Brookfield Wealth Solutions Ltd. *	3,190	169,380
BRP, Inc.	5,654	278,771
CAE, Inc. *	34,996	615,795
Cameco Corp.	11,019	575,820
Canaccord Genuity Group, Inc.	32,808	236,102
Canada Goose Holdings, Inc. *	4,229	41,611
Canadian Apartment Properties REIT	15,527	517,325
Canadian Solar, Inc. *(a)	17,307	246,452
Canadian Utilities Ltd., Class A	15,298	391,693
Canadian Western Bank	17,022	699,903
Canfor Corp. *	55,744	664,996
Capital Power Corp.	22,629	917,772
Capstone Copper Corp. *	22,587	156,220
Cardinal Energy Ltd.	15,713	72,338
Cargojet, Inc.	1,111	108,591
Cascades, Inc.	69,956	527,050
Celestica, Inc. *	24,429	1,671,703
SECURITY	NUMBER OF SHARES	VALUE ($)
Centerra Gold, Inc.	98,655	697,213
CES Energy Solutions Corp.	62,918	360,603
Chartwell Retirement Residences	31,281	351,598
Chemtrade Logistics Income Fund	41,830	324,462
China Gold International Resources Corp. Ltd. *	19,400	90,549
Choice Properties Real Estate Investment Trust	26,255	267,387
Chorus Aviation, Inc. *	37,077	80,154
CI Financial Corp.	35,247	579,708
Cineplex, Inc. *	10,181	73,121
Cogeco Communications, Inc.	9,506	478,936
Cogeco, Inc.	2,736	119,473
Colliers International Group, Inc.	2,144	327,740
Crombie Real Estate Investment Trust	24,259	260,126
CT Real Estate Investment Trust	5,755	62,950
Curaleaf Holdings, Inc. *	15,824	45,801
Definity Financial Corp.	5,270	203,366
Descartes Systems Group, Inc. *	2,040	211,934
Doman Building Materials Group Ltd.	18,954	112,035
Dream Industrial Real Estate Investment Trust	14,693	139,506
Dundee Precious Metals, Inc.	30,722	312,438
Eldorado Gold Corp. *	22,975	399,651
Element Fleet Management Corp.	36,034	737,321
Enerflex Ltd.	54,934	362,978
Enghouse Systems Ltd.	6,008	127,163
Ensign Energy Services, Inc. *	58,458	117,558
EQB, Inc.	2,402	184,280
Equinox Gold Corp. *	38,175	211,116
ERO Copper Corp. *	7,556	138,763
Exchange Income Corp.	7,110	279,579
Fiera Capital Corp., Class A	25,651	178,885
First Capital Real Estate Investment Trust	39,345	502,427
First Majestic Silver Corp.	4,186	30,936
FirstService Corp.	2,299	425,670
Fortuna Mining Corp. *	43,981	218,902
GFL Environmental, Inc.	13,319	557,210
Gibson Energy, Inc.	44,575	739,528
goeasy Ltd.	1,418	180,393
Granite Real Estate Investment Trust	3,900	212,821
H&R Real Estate Investment Trust	78,200	593,654
Hudbay Minerals, Inc.	60,887	546,184
IAMGOLD Corp. *	114,626	636,377
IGM Financial, Inc.	18,033	541,761
Innergex Renewable Energy, Inc.	32,493	212,832
Interfor Corp. *	30,809	424,624
International Petroleum Corp. *(c)	5,606	63,536
International Petroleum Corp. *(c)	11,842	134,720
Kelt Exploration Ltd. *	12,934	60,659
Killam Apartment Real Estate Investment Trust	11,499	154,438
Labrador Iron Ore Royalty Corp.	3,821	83,591
Lassonde Industries, Inc., Class A	635	80,468
Laurentian Bank of Canada	13,409	251,163
Leon's Furniture Ltd.	3,723	71,741
Major Drilling Group International, Inc. *	3,077	18,519
Maple Leaf Foods, Inc.	21,878	330,916
Martinrea International, Inc.	57,111	422,482
Mattr Corp. *	16,150	140,929
MDA Space Ltd. *	1,402	21,448
Mullen Group Ltd.	30,771	332,827
NFI Group, Inc. *	31,866	362,751
North American Construction Group Ltd.	483	9,418
North West Co., Inc.	14,417	542,676
NorthWest Healthcare Properties Real Estate Investment Trust	49,861	184,425
See financial notes
44
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
NuVista Energy Ltd. *	25,256	202,795
Obsidian Energy Ltd. *	23,951	135,895
OceanaGold Corp.	165,105	468,391
Pan American Silver Corp.	34,261	801,191
Paramount Resources Ltd., Class A	8,960	172,848
Parex Resources, Inc.	42,412	393,857
Pason Systems, Inc.	13,302	128,687
Peyto Exploration & Development Corp.	29,567	322,352
PrairieSky Royalty Ltd.	5,383	107,710
Precision Drilling Corp. *	4,887	293,532
Premium Brands Holdings Corp., Class A	7,897	493,098
Primo Water Corp.	26,290	690,317
Quebecor, Inc., Class B	6,917	172,236
RB Global, Inc.	9,157	775,848
Richelieu Hardware Ltd.	9,277	244,459
RioCan Real Estate Investment Trust	29,047	396,375
Russel Metals, Inc.	14,054	391,334
Secure Energy Services, Inc.	49,581	552,305
Shopify, Inc., Class A *	9,681	757,320
Sienna Senior Living, Inc.	15,432	190,856
SmartCentres Real Estate Investment Trust	18,974	339,457
Spartan Delta Corp. *	7,242	17,632
Spin Master Corp.	3,856	81,615
SSR Mining, Inc.	69,959	432,109
Stantec, Inc.	9,181	744,714
Stelco Holdings, Inc.	10,343	506,100
Stella-Jones, Inc.	10,272	621,034
Superior Plus Corp.	59,448	281,795
Tamarack Valley Energy Ltd.	40,231	119,911
Teekay Tankers Ltd., Class A	1,535	73,189
TELUS International CDA, Inc. *	24,305	92,692
TMX Group Ltd.	16,345	510,535
Torex Gold Resources, Inc. *	30,242	652,255
TransAlta Corp.	61,685	645,049
Transcontinental, Inc., Class A	53,560	661,638
Trican Well Service Ltd.	52,705	174,882
Wajax Corp.	5,527	98,088
Westshore Terminals Investment Corp.	3,830	63,295
Whitecap Resources, Inc.	20,504	153,005
Winpak Ltd.	5,856	208,652
		46,323,202

China 0.8%
AAC Technologies Holdings, Inc.	148,000	597,773
Alibaba Health Information Technology Ltd. *	244,000	123,395
Bosideng International Holdings Ltd.	242,000	135,723
Budweiser Brewing Co. APAC Ltd.	236,400	246,560
China Medical System Holdings Ltd.	204,000	204,051
China Water Affairs Group Ltd.	206,000	125,532
Chow Tai Fook Jewellery Group Ltd.	369,400	349,878
ESR Group Ltd.	16,400	22,234
FIH Mobile Ltd. *	988,000	113,850
Health & Happiness H&H International Holdings Ltd.	62,000	81,188
Hopson Development Holdings Ltd. *	480,900	215,391
Jinchuan Group International Resources Co. Ltd.	2,027,000	146,189
JOYY, Inc., ADR *	10,627	361,849
Kerry Logistics Network Ltd.	135,500	127,062
Lee & Man Paper Manufacturing Ltd.	529,000	163,203
Nexteer Automotive Group Ltd.	304,000	110,943
Powerlong Real Estate Holdings Ltd. *(a)	2,573,000	198,054
Shangri-La Asia Ltd.	120,000	86,683
Theme International Holdings Ltd.	360,000	18,021
Towngas Smart Energy Co. Ltd. *	237,000	97,538
SECURITY	NUMBER OF SHARES	VALUE ($)
VSTECS Holdings Ltd.	596,000	344,621
Want Want China Holdings Ltd.	510,000	317,516
Xinyi Glass Holdings Ltd.	286,000	324,778
		4,512,032

Cyprus 0.0%
Frontline PLC (c)	6,823	132,980
Frontline PLC (c)	1,933	37,376
		170,356

Denmark 1.6%
Alm Brand AS	130,729	254,511
Ambu AS, Class B *	1,015	18,835
D/S Norden AS	10,752	371,408
Demant AS *	8,317	307,198
Dfds AS	11,700	267,580
FLSmidth & Co. AS	10,527	551,098
Genmab AS *	2,243	502,336
GN Store Nord AS *	20,118	395,509
H Lundbeck AS	63,479	413,397
H Lundbeck AS, Class A	2,038	10,639
ISS AS	45,925	887,621
Jyske Bank AS	6,663	467,415
Matas AS	4,992	89,394
Netcompany Group AS *	1,858	88,681
NKT AS *	3,941	369,496
Novonesis (Novozymes) B, Class B	14,027	881,481
Per Aarsleff Holding AS	6,601	389,356
Ringkjoebing Landbobank AS	1,159	191,693
Rockwool AS, B Shares	770	333,218
Royal Unibrew AS	6,402	481,635
Scandinavian Tobacco Group AS, A Shares	27,439	412,120
Schouw & Co. AS	4,328	359,875
Solar AS, B Shares	1,572	73,846
Spar Nord Bank AS	10,109	194,861
Sydbank AS	7,609	363,141
Tryg AS	30,262	714,206
		9,390,550

Faeroe Islands 0.0%
Bakkafrost P/F	2,685	161,920

Finland 1.3%
Cargotec OYJ, B Shares	7,556	456,814
Finnair OYJ *	33,001	83,725
Fiskars OYJ Abp	3,812	63,524
Huhtamaki OYJ	10,288	403,236
Kalmar OYJ, B Shares *	6,772	210,886
Kemira OYJ	26,434	561,270
Kojamo OYJ *	19,994	196,833
Konecranes OYJ	13,105	904,708
Mandatum OYJ	89,420	412,932
Metsa Board OYJ, B Shares	47,340	254,680
Metso OYJ (a)	59,979	570,830
Nokian Renkaat OYJ (a)	91,671	760,854
Orion OYJ, B Shares	14,618	709,967
Sanoma OYJ	18,572	146,058
Terveystalo OYJ	11,444	124,109
TietoEVRY OYJ	30,410	565,642
Tokmanni Group Corp.	15,035	171,393
Valmet OYJ	15,518	397,593
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
45

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
YIT OYJ *	78,602	223,439
		7,218,493

France 3.6%
Aeroports de Paris SA	3,814	453,741
Air France-KLM *(a)	51,439	508,872
Altarea SCA	605	66,467
Alten SA	4,713	398,673
Amundi SA	11,507	834,304
Beneteau SACA	11,864	130,510
BioMerieux	4,496	503,208
Carmila SA	10,968	206,539
Chargeurs SA *	1,172	11,792
Cie de L'Odet SE	127	212,559
Clariane SE *	145,958	330,280
Coface SA	22,467	362,307
Covivio SA	9,708	552,282
Criteo SA, ADR *	6,879	231,685
Dassault Aviation SA	1,750	353,348
Derichebourg SA	65,831	373,825
Edenred SE	8,820	285,262
Elior Group SA *	77,240	353,688
Emeis SA *	20,010	134,073
Eramet SA	3,078	181,895
Euroapi SA *	1,664	6,504
Eutelsat Communications SACA *(a)	119,996	501,480
Fnac Darty SA	9,793	274,769
Gaztransport Et Technigaz SA	1,979	287,943
Gecina SA	5,778	617,484
Getlink SE	23,139	393,239
ICADE	14,927	390,430
ID Logistics Group SACA *	183	81,666
Imerys SA	16,304	529,269
Ipsen SA	4,117	501,893
IPSOS SA	8,724	428,399
JCDecaux SE *	20,684	390,612
La Francaise des Jeux SAEM	9,816	419,587
LISI SA	2,551	62,097
Mercialys SA	24,360	287,410
Mersen SA	3,556	82,972
Metropole Television SA	26,474	334,454
Nexans SA	6,430	895,073
Nexity SA *	50,558	789,766
Opmobility	42,298	415,761
Quadient SA	17,578	309,315
Remy Cointreau SA	2,379	149,712
Sartorius Stedim Biotech	1,135	227,684
SEB SA	3,192	337,218
SMCP SA *	16,984	51,329
Societe BIC SA	7,378	539,801
Societe LDC SADIR	1,424	103,889
SOITEC *	1,483	117,434
Sopra Steria Group	3,141	604,090
SPIE SA	22,955	830,823
Television Francaise 1 SA	54,673	453,623
Trigano SA	2,274	310,886
Ubisoft Entertainment SA *	26,739	402,945
Vallourec SACA *	23,714	390,433
Verallia SA	13,822	398,612
Vicat SACA	10,010	370,879
Virbac SACA	507	192,695
Viridien *	4,086	171,355
Worldline SA *	49,413	350,262
		20,489,103

SECURITY	NUMBER OF SHARES	VALUE ($)
Germany 3.3%
1&1 AG	23,171	325,528
AIXTRON SE	5,681	90,206
Auto1 Group SE *	35,542	364,737
BayWa AG *(a)	9,348	102,700
Bechtle AG	15,316	522,955
Bilfinger SE	9,671	464,856
BRANICKS Group AG *(a)	17,285	47,474
CANCOM SE	10,360	276,648
Carl Zeiss Meditec AG, Bearer Shares	3,000	188,856
Ceconomy AG *	176,182	567,060
Cewe Stiftung & Co. KGaA	866	93,100
CompuGroup Medical SE & Co. KGaA	4,780	71,069
CTS Eventim AG & Co. KGaA	2,340	245,735
Delivery Hero SE *	9,234	392,002
Deutsche Pfandbriefbank AG *	61,249	347,839
Deutsche Wohnen SE	3,331	85,099
Deutz AG	67,745	301,249
Duerr AG	16,721	387,493
DWS Group GmbH & Co. KGaA	7,543	321,924
Evotec SE *	14,557	112,583
Fielmann Group AG	3,849	193,604
Fraport AG Frankfurt Airport Services Worldwide *	6,500	351,731
Gerresheimer AG	4,444	374,273
Grenke AG	6,689	132,167
Heidelberger Druckmaschinen AG *	50,807	52,944
Hella GmbH & Co. KGaA	780	73,486
HelloFresh SE *	74,574	825,910
Hensoldt AG	3,554	120,923
HOCHTIEF AG	4,482	548,883
Hornbach Holding AG & Co. KGaA	7,032	615,244
Hugo Boss AG	11,805	543,480
Indus Holding AG	7,159	159,388
Jenoptik AG	7,834	183,789
JOST Werke SE	2,438	114,798
Kloeckner & Co. SE	69,621	355,524
Knorr-Bremse AG	5,193	428,375
Krones AG	2,897	377,352
LEG Immobilien SE	7,813	738,074
Mercer International, Inc.	15,530	101,256
METRO AG	77,854	366,739
Mutares SE & Co. KGaA (a)	4,086	109,492
Nemetschek SE	1,608	173,265
Nordex SE *	15,123	215,511
Norma Group SE	9,350	129,775
ProSiebenSat.1 Media SE	45,121	277,742
Rational AG	258	252,660
SAF-Holland SE	14,190	219,505
Salzgitter AG	15,799	241,295
Sartorius AG	47	9,635
Schaeffler AG *	82,250	410,923
Scout24 SE	5,036	435,036
Siltronic AG	5,657	321,346
Sixt SE	4,302	340,751
Stabilus SE	5,728	226,768
Stroeer SE & Co. KGaA	5,309	315,015
Suedzucker AG	23,081	276,923
TAG Immobilien AG *	35,953	597,675
Takkt AG	5,693	55,609
Talanx AG	9,749	751,338
TeamViewer SE *	9,448	136,111
Traton SE	11,266	360,729
TUI AG *	32,614	271,873
United Internet AG	18,759	384,061
Verbio SE	986	15,158
Wacker Chemie AG	5,092	428,303
See financial notes
46
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Wacker Neuson SE	5,041	77,725
Wuestenrot & Wuerttembergische AG	11,664	151,489
		19,152,766

Gibraltar 0.0%
Evoke PLC *	58,018	46,121

Guernsey 0.0%
Burford Capital Ltd.	6,356	86,056
Mapeley Ltd. *(b)	2,199	0
Sirius Real Estate Ltd.	130,072	149,775
		235,831

Hong Kong 2.1%
ASMPT Ltd.	65,000	704,655
Bank of East Asia Ltd.	174,600	216,731
Brightoil Petroleum Holdings Ltd. *(b)	1,150,000	0
Cafe de Coral Holdings Ltd.	90,000	96,545
Cathay Pacific Airways Ltd.	261,363	271,846
CITIC Telecom International Holdings Ltd.	272,000	77,972
CK Infrastructure Holdings Ltd.	33,000	233,521
Cowell e Holdings, Inc. *	67,000	206,756
Dah Sing Financial Holdings Ltd.	34,400	112,151
DFI Retail Group Holdings Ltd.	94,700	224,726
Fortune Real Estate Investment Trust	278,000	144,923
Futu Holdings Ltd., ADR *	2,405	228,451
Giordano International Ltd.	94,000	20,624
Grand Pharmaceutical Group Ltd.	134,000	78,537
Hang Lung Group Ltd.	200,000	261,502
Hang Lung Properties Ltd.	412,614	346,580
Henderson Land Development Co. Ltd.	250,000	801,671
HK Electric Investments & HK Electric Investments Ltd.	211,000	142,752
HKBN Ltd.	617,500	271,964
Hongkong Land Holdings Ltd.	116,400	499,075
Hysan Development Co. Ltd.	140,000	227,073
Johnson Electric Holdings Ltd.	131,000	198,858
Kerry Properties Ltd.	354,500	748,782
Kingboard Laminates Holdings Ltd.	195,500	169,885
Luk Fook Holdings International Ltd.	144,000	275,894
Man Wah Holdings Ltd.	407,200	295,846
Melco International Development Ltd. *	180,000	110,739
Melco Resorts & Entertainment Ltd., ADR *	36,683	246,510
MMG Ltd. *	716,000	252,020
Nine Dragons Paper Holdings Ltd. *	860,000	374,539
NWS Holdings Ltd.	255,000	263,053
PAX Global Technology Ltd.	161,000	106,863
PCCW Ltd.	664,000	364,708
Sino Biopharmaceutical Ltd.	1,061,000	481,977
Sino Land Co. Ltd.	606,000	606,459
SJM Holdings Ltd. *	458,500	157,665
Skyworth Group Ltd.	550,000	218,779
Stella International Holdings Ltd.	85,000	158,671
Sun Art Retail Group Ltd.	542,000	159,522
Swire Properties Ltd.	157,600	320,747
Texhong International Group Ltd.	192,500	104,494
United Energy Group Ltd.	2,232,000	93,310
United Laboratories International Holdings Ltd.	174,000	236,185
Vitasoy International Holdings Ltd.	208,000	235,254
VTech Holdings Ltd.	57,500	428,023
Wharf Holdings Ltd.	188,000	532,679
		12,309,517

SECURITY	NUMBER OF SHARES	VALUE ($)
Indonesia 0.1%
First Pacific Co. Ltd.	858,000	482,474

Iraq 0.0%
Gulf Keystone Petroleum Ltd.	41,616	69,385

Ireland 0.4%
AIB Group PLC	125,792	674,376
Alkermes PLC *	3,188	81,932
C&C Group PLC	74,501	141,600
Cairn Homes PLC (c)	124,358	290,814
Cairn Homes PLC (c)	62,825	145,494
Cimpress PLC *	1,312	90,541
Dalata Hotel Group PLC	27,820	130,488
Glenveagh Properties PLC *	13,589	23,776
Grafton Group PLC	30,654	395,901
Greencore Group PLC *	126,249	338,607
Irish Continental Group PLC	13,350	74,175
Kenmare Resources PLC	5,901	27,240
Uniphar PLC	32,117	79,888
		2,494,832

Isle Of Man 0.1%
Playtech PLC *	35,745	334,624

Israel 1.9%
Alony Hetz Properties & Investments Ltd.	22,047	178,136
Ashtrom Group Ltd. *	9,787	149,604
Azrieli Group Ltd.	2,625	200,394
Bezeq The Israeli Telecommunication Corp. Ltd.	451,923	579,168
Cellcom Israel Ltd. *	43,229	203,939
Clal Insurance Enterprises Holdings Ltd. *	14,410	276,127
Danel Adir Yeoshua Ltd.	192	19,219
Delek Automotive Systems Ltd. *	31,075	192,334
Delek Group Ltd.	3,151	371,148
Delta Galil Ltd.	1,772	79,059
Elbit Systems Ltd.	2,263	518,361
Elco Ltd.	2,125	65,250
Electra Ltd.	196	89,059
Equital Ltd. *	3,305	119,469
Fattal Holdings 1998 Ltd. *	196	24,670
FIBI Holdings Ltd.	5,939	277,663
First International Bank of Israel Ltd.	6,951	308,447
Formula Systems 1985 Ltd.	2,298	196,729
Fox Wizel Ltd.	1,172	86,037
G City Ltd.	58,840	218,645
Harel Insurance Investments & Financial Services Ltd.	31,803	331,609
Isracard Ltd.	43,134	167,126
Israel Corp. Ltd.	1,857	405,692
Melisron Ltd.	1,043	82,659
Migdal Insurance & Financial Holdings Ltd.	16,745	27,250
Mivne Real Estate KD Ltd.	56,117	153,014
Mizrahi Tefahot Bank Ltd.	16,899	696,789
Nice Ltd. *	3,253	565,239
Nova Ltd. *	139	26,140
Oil Refineries Ltd.	1,597,429	407,338
Partner Communications Co. Ltd. *	34,396	146,407
Paz Retail & Energy Ltd.	3,358	380,100
Phoenix Financial Ltd.	34,411	398,995
Plus500 Ltd.	26,311	794,564
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
47

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,123	128,271
Shikun & Binui Ltd. *	70,196	185,761
Shufersal Ltd.	88,699	785,394
Strauss Group Ltd.	9,334	157,280
Tower Semiconductor Ltd. *	16,455	693,997
		10,687,083

Italy 2.0%
ACEA SpA	16,729	316,991
Alitalia - Linee Aeree Italiane SpA *(b)	14,782	0
Amplifon SpA	8,067	225,344
Anima Holding SpA	69,087	418,587
Azimut Holding SpA	20,534	507,898
Banca Generali SpA	8,485	376,017
Banca Mediolanum SpA	32,984	407,709
Banca Monte dei Paschi di Siena SpA	64,082	351,683
Banca Popolare di Sondrio SpA	59,827	446,212
BFF Bank SpA	23,946	233,829
Brunello Cucinelli SpA	72	7,122
Buzzi SpA	17,965	703,828
CIR SpA-Compagnie Industriali *	177,263	111,642
Credito Emiliano SpA	7,764	83,840
Danieli & C Officine Meccaniche SpA	2,256	61,088
De' Longhi SpA	10,196	318,675
DiaSorin SpA	2,136	231,992
doValue SpA *	3,562	19,889
Enav SpA	50,343	213,290
ERG SpA	8,428	189,275
Esprinet SpA *	21,262	131,366
FinecoBank Banca Fineco SpA	38,652	617,046
Infrastrutture Wireless Italiane SpA	17,403	196,215
Interpump Group SpA	9,180	407,893
Iren SpA	296,858	642,943
Italgas SpA	121,243	743,778
Maire SpA	26,982	203,651
Nexi SpA *	46,033	290,965
OVS SpA	83,549	256,453
Piaggio & C SpA	49,317	118,746
Pirelli & C SpA	53,961	294,861
PRADA SpA	40,200	308,636
Recordati Industria Chimica e Farmaceutica SpA	8,918	505,990
Reply SpA	1,884	287,228
Saipem SpA *	99,974	237,697
Salvatore Ferragamo SpA (a)	15,685	104,746
Sesa SpA	711	61,747
SOL SpA	2,413	93,588
Technogym SpA	16,380	176,575
Unieuro SpA	9,635	120,735
Webuild SpA	99,641	282,558
		11,308,328

Japan 34.4%
77 Bank Ltd.	9,600	247,140
ABC-Mart, Inc.	18,200	356,607
Acom Co. Ltd.	122,000	286,658
Activia Properties, Inc.	73	155,687
Adastria Co. Ltd.	9,880	228,339
ADEKA Corp.	34,200	616,989
Advance Residence Investment Corp.	111	223,056
Aeon Delight Co. Ltd.	10,600	301,088
AEON Financial Service Co. Ltd.	46,800	376,842
Aeon Hokkaido Corp.	12,300	72,393
Aeon Mall Co. Ltd.	36,430	482,421
AEON REIT Investment Corp.	237	198,073
SECURITY	NUMBER OF SHARES	VALUE ($)
Ahresty Corp.	4,800	17,240
Ai Holdings Corp.	3,400	51,811
Aica Kogyo Co. Ltd.	18,700	404,662
Aichi Steel Corp.	6,800	191,696
Aida Engineering Ltd.	12,300	63,685
Aiful Corp.	67,700	142,262
Ain Holdings, Inc.	13,000	429,323
Aisan Industry Co. Ltd.	12,400	109,707
Alconix Corp.	12,900	115,865
Alpen Co. Ltd.	6,300	84,532
Amano Corp.	16,400	473,014
ANA Holdings, Inc.	14,800	291,511
Anritsu Corp.	49,100	369,772
AOKI Holdings, Inc.	21,900	169,792
Aoyama Trading Co. Ltd.	32,300	276,992
Aozora Bank Ltd.	29,800	513,757
Arata Corp.	31,000	695,980
ARCLANDS Corp.	17,200	187,923
Arcs Co. Ltd.	37,900	628,853
ARE Holdings, Inc.	26,200	320,763
Ariake Japan Co. Ltd.	1,700	59,352
Artience Co. Ltd.	20,900	500,929
As One Corp.	8,660	161,949
Asahi Intecc Co. Ltd.	11,900	190,681
Asanuma Corp.	16,800	72,881
Asics Corp.	56,600	988,626
ASKUL Corp.	12,000	151,318
Autobacs Seven Co. Ltd.	35,100	326,530
Avex, Inc.	9,700	95,455
Awa Bank Ltd.	4,300	68,504
Axial Retailing, Inc.	31,400	183,153
Azbil Corp.	91,600	712,278
Bando Chemical Industries Ltd.	10,900	129,185
BayCurrent, Inc.	6,600	214,494
Belc Co. Ltd.	5,200	222,554
Bell System24 Holdings, Inc.	5,900	51,045
Belluna Co. Ltd.	20,500	95,472
Bic Camera, Inc.	65,700	731,229
BIPROGY, Inc.	16,200	511,207
BML, Inc.	11,400	208,986
Bunka Shutter Co. Ltd.	26,500	318,865
C Uyemura & Co. Ltd.	1,000	69,502
Calbee, Inc.	23,100	516,502
Canon Electronics, Inc.	4,600	72,622
Canon Marketing Japan, Inc.	18,900	567,738
Capcom Co. Ltd.	16,700	330,467
Casio Computer Co. Ltd.	85,300	621,757
Cawachi Ltd.	6,600	109,367
Central Glass Co. Ltd.	17,800	405,475
Chiba Bank Ltd.	77,000	561,924
Chori Co. Ltd.	1,000	26,798
Chudenko Corp.	12,200	255,724
Chugin Financial Group, Inc.	14,900	141,582
Chugoku Marine Paints Ltd.	13,000	185,689
Citizen Watch Co. Ltd.	89,800	533,873
CKD Corp.	17,200	289,524
Colowide Co. Ltd.	9,800	108,535
Comforia Residential REIT, Inc.	27	52,913
Concordia Financial Group Ltd.	156,100	773,210
Cosmos Pharmaceutical Corp.	12,140	583,485
Create SD Holdings Co. Ltd.	10,000	196,415
Credit Saison Co. Ltd.	40,200	904,189
CTI Engineering Co. Ltd.	500	14,766
CyberAgent, Inc.	117,200	765,047
Daicel Corp.	43,000	379,521
Dai-Dan Co. Ltd.	6,400	124,961
Daido Steel Co. Ltd.	37,700	291,922
Daihen Corp.	5,800	240,598
See financial notes
48
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Daiho Corp.	2,500	57,164
Daiichikosho Co. Ltd.	21,200	264,908
Daiki Aluminium Industry Co. Ltd.	11,600	83,976
Daikokutenbussan Co. Ltd.	1,500	103,932
Daio Paper Corp.	66,000	374,214
Daiseki Co. Ltd.	7,660	195,574
Daishi Hokuetsu Financial Group, Inc.	15,600	247,672
Daiwa House REIT Investment Corp.	198	301,585
Daiwa Office Investment Corp.	65	128,365
Daiwa Securities Living Investments Corp.	196	117,883
DCM Holdings Co. Ltd.	62,500	584,984
DeNA Co. Ltd.	21,786	266,910
Descente Ltd.	5,752	162,928
Dexerials Corp.	19,500	297,718
DMG Mori Co. Ltd.	22,700	432,845
Doshisha Co. Ltd.	10,600	152,915
Doutor Nichires Holdings Co. Ltd.	13,200	193,556
DTS Corp.	9,000	233,114
Duskin Co. Ltd.	15,600	413,367
DyDo Group Holdings, Inc.	8,900	178,484
Eagle Industry Co. Ltd.	14,600	193,450
Earth Corp.	7,100	242,552
EDION Corp.	36,100	418,102
Eizo Corp.	12,300	181,241
Elecom Co. Ltd.	14,327	135,064
Elematec Corp.	1,400	21,819
en Japan, Inc.	4,400	70,077
eRex Co. Ltd. *	10,500	42,987
Exedy Corp.	24,200	665,712
Ezaki Glico Co. Ltd.	22,100	651,116
Fancl Corp.	13,800	252,710
FCC Co. Ltd.	24,600	382,577
Ferrotec Holdings Corp.	15,700	262,345
Food & Life Cos. Ltd.	15,400	303,682
Foster Electric Co. Ltd.	13,098	146,553
FP Corp.	13,660	239,313
Frontier Real Estate Investment Corp.	47	124,810
F-Tech, Inc.	3,700	12,553
Fuji Co. Ltd.	16,300	218,720
Fuji Corp.	28,938	425,816
Fuji Media Holdings, Inc.	11,900	134,523
Fuji Oil Co. Ltd.	39,400	86,661
Fuji Oil Holdings, Inc.	22,000	473,575
Fuji Seal International, Inc.	23,100	392,288
Fuji Soft, Inc.	7,900	483,718
Fujimi, Inc.	6,700	103,080
Fujitec Co. Ltd.	13,700	492,956
Fujitsu General Ltd.	18,910	235,822
Fukuda Denshi Co. Ltd.	2,900	146,060
Fukuoka Financial Group, Inc.	24,100	549,759
Fukuoka REIT Corp.	62	57,839
Fukushima Galilei Co. Ltd.	400	14,445
Fukuyama Transporting Co. Ltd.	15,499	394,165
Furukawa Co. Ltd.	10,000	108,601
Furuno Electric Co. Ltd.	1,000	16,123
Fuso Chemical Co. Ltd.	1,900	46,340
Futaba Industrial Co. Ltd.	40,800	174,068
Fuyo General Lease Co. Ltd.	2,745	194,245
Gakken Holdings Co. Ltd.	10,100	65,813
Geo Holdings Corp.	21,000	209,749
GLOBERIDE, Inc.	5,400	70,063
Glory Ltd.	24,000	389,268
GLP J-Reit	322	283,141
GMO internet group, Inc.	11,700	202,200
Godo Steel Ltd.	5,000	127,381
Goldwin, Inc.	3,300	171,156
GS Yuasa Corp.	41,000	725,363
G-Tekt Corp.	22,000	225,930
SECURITY	NUMBER OF SHARES	VALUE ($)
GungHo Online Entertainment, Inc.	13,250	295,134
Gunma Bank Ltd.	61,000	343,526
Gunze Ltd.	9,000	316,134
H.U. Group Holdings, Inc.	33,200	571,293
H2O Retailing Corp.	52,500	702,568
Hachijuni Bank Ltd.	55,800	306,216
Hagiwara Electric Holdings Co. Ltd.	800	17,629
Hakuto Co. Ltd.	1,600	47,069
Halows Co. Ltd.	500	13,980
Hamamatsu Photonics KK	30,800	407,257
Happinet Corp.	12,200	326,019
Harmonic Drive Systems, Inc.	2,000	36,345
Hazama Ando Corp.	76,900	568,022
Heiwa Corp.	16,000	218,490
Heiwa Real Estate Co. Ltd.	5,300	145,575
Heiwado Co. Ltd.	27,800	401,253
Hikari Tsushin, Inc.	3,550	716,504
Hirata Corp.	1,300	41,457
Hirogin Holdings, Inc.	23,000	167,996
Hirose Electric Co. Ltd.	5,139	611,592
Hisamitsu Pharmaceutical Co., Inc.	13,200	388,097
Hogy Medical Co. Ltd.	6,000	179,184
Hokkaido Electric Power Co., Inc.	158,300	1,018,342
Hokkoku Financial Holdings, Inc.	2,500	71,372
Hokuetsu Corp. (a)	48,800	486,639
Hokuhoku Financial Group, Inc.	31,300	327,131
Hokuriku Electric Power Co.	104,600	725,440
Horiba Ltd.	7,900	485,645
Hoshizaki Corp.	17,800	585,054
Hosiden Corp.	34,600	518,277
Hosokawa Micron Corp.	2,200	57,512
House Foods Group, Inc.	23,600	460,021
Hulic Co. Ltd.	75,600	700,084
Hulic Reit, Inc.	62	53,692
Hyakugo Bank Ltd.	40,400	145,402
Hyakujushi Bank Ltd.	3,600	59,741
Ibiden Co. Ltd.	7,500	238,235
Ichikoh Industries Ltd.	5,400	16,050
Idec Corp.	7,600	122,513
IDOM, Inc.	29,000	200,595
Iino Kaiun Kaisha Ltd.	23,600	173,143
Inaba Denki Sangyo Co. Ltd.	24,300	609,489
Inabata & Co. Ltd.	32,300	687,198
Inageya Co. Ltd.	2,200	16,618
Industrial & Infrastructure Fund Investment Corp.	189	142,741
INFRONEER Holdings, Inc.	43,500	327,002
Integrated Design & Engineering Holdings Co. Ltd.	3,700	105,272
Internet Initiative Japan, Inc.	18,000	345,617
Invincible Investment Corp.	335	136,452
Iriso Electronics Co. Ltd.	2,900	51,534
Ishihara Sangyo Kaisha Ltd.	10,500	100,481
Ito En Ltd.	16,100	352,839
Itochu Enex Co. Ltd.	43,500	455,317
Itoham Yonekyu Holdings, Inc.	28,200	710,722
Itoki Corp.	1,400	13,327
Iyogin Holdings, Inc.	18,800	178,468
Izumi Co. Ltd.	30,100	635,232
J Front Retailing Co. Ltd.	73,200	777,360
Jaccs Co. Ltd.	10,500	261,894
JAFCO Group Co. Ltd.	18,100	243,225
Japan Airlines Co. Ltd.	17,000	272,647
Japan Airport Terminal Co. Ltd.	3,800	139,202
Japan Aviation Electronics Industry Ltd.	18,600	345,044
Japan Excellent, Inc.	188	145,395
Japan Exchange Group, Inc.	32,000	375,074
Japan Hotel REIT Investment Corp.	298	137,408
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
49

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Japan Lifeline Co. Ltd.	10,200	80,128
Japan Logistics Fund, Inc.	71	127,213
Japan Metropolitan Fund Invest	766	470,141
Japan Petroleum Exploration Co. Ltd.	58,200	437,667
Japan Prime Realty Investment Corp.	98	215,309
Japan Pulp & Paper Co. Ltd.	36,000	157,321
Japan Real Estate Investment Corp.	137	498,331
Japan Steel Works Ltd.	17,400	590,188
Japan Wool Textile Co. Ltd.	26,400	218,981
Jeol Ltd.	5,700	211,444
JGC Holdings Corp.	47,300	405,989
JM Holdings Co. Ltd.	1,000	19,514
J-Oil Mills, Inc.	1,400	18,955
Joshin Denki Co. Ltd.	13,900	233,867
Joyful Honda Co. Ltd.	24,800	335,550
Juki Corp.	18,100	47,154
Juroku Financial Group, Inc.	4,100	109,414
JVCKenwood Corp.	75,000	589,854
Kadokawa Corp.	14,200	309,095
Kaga Electronics Co. Ltd.	21,100	383,077
Kagome Co. Ltd.	14,800	293,179
Kakaku.com, Inc.	15,900	244,144
Kaken Pharmaceutical Co. Ltd.	11,182	285,733
Kameda Seika Co. Ltd.	5,400	157,129
Kamei Corp.	3,600	46,349
Kamigumi Co. Ltd.	32,400	676,240
Kanadevia Corp.	71,700	490,100
Kanamoto Co. Ltd.	22,100	399,418
Kandenko Co. Ltd.	56,200	822,405
Kanematsu Corp.	46,600	709,398
Kansai Paint Co. Ltd.	20,860	339,739
Kanto Denka Kogyo Co. Ltd.	12,800	81,396
Katitas Co. Ltd.	10,461	132,635
Kato Sangyo Co. Ltd.	23,100	625,381
Kawada Technologies, Inc.	1,100	17,151
KDX Realty Investment Corp.	290	275,864
Keihan Holdings Co. Ltd.	20,700	386,411
Keikyu Corp.	56,400	441,594
Keio Corp.	23,900	534,500
Keisei Electric Railway Co. Ltd.	12,200	317,418
Keiyo Bank Ltd.	16,200	72,603
KH Neochem Co. Ltd.	15,000	202,259
Kinden Corp.	18,800	389,653
Kissei Pharmaceutical Co. Ltd.	3,000	73,206
Kitz Corp.	35,300	243,509
Kiyo Bank Ltd.	14,700	172,169
Koa Corp.	5,500	36,413
Kobayashi Pharmaceutical Co. Ltd.	9,400	350,133
Kobe Bussan Co. Ltd.	12,200	299,262
Koei Tecmo Holdings Co. Ltd.	14,060	147,142
Kohnan Shoji Co. Ltd.	14,400	341,458
Kojima Co. Ltd.	12,300	85,277
Kokusai Electric Corp.	4,600	83,875
Kokuyo Co. Ltd.	32,300	519,654
Komeri Co. Ltd.	16,700	360,974
Komori Corp.	2,400	17,357
Konami Group Corp.	10,800	989,926
Konishi Co. Ltd.	13,500	116,031
Konoike Transport Co. Ltd.	17,400	284,542
Kose Corp.	7,200	395,682
KPP Group Holdings Co. Ltd.	19,200	82,400
Kumagai Gumi Co. Ltd.	21,800	504,100
Kumiai Chemical Industry Co. Ltd.	30,800	163,948
Kura Sushi, Inc.	2,400	63,024
Kureha Corp.	23,600	435,850
Kurita Water Industries Ltd.	9,300	348,794
Kusuri No. Aoki Holdings Co. Ltd.	12,000	249,752
KYB Corp.	10,900	342,427
SECURITY	NUMBER OF SHARES	VALUE ($)
Kyoei Steel Ltd.	16,800	190,502
Kyokuto Kaihatsu Kogyo Co. Ltd.	15,600	247,495
Kyorin Pharmaceutical Co. Ltd.	18,100	179,629
Kyoritsu Maintenance Co. Ltd.	6,800	109,173
Kyoto Financial Group, Inc.	19,600	287,657
Kyowa Kirin Co. Ltd.	34,700	571,917
Kyudenko Corp.	15,800	567,226
Kyushu Financial Group, Inc.	52,500	237,764
Kyushu Railway Co.	16,300	428,861
LaSalle Logiport REIT	60	57,094
Lasertec Corp.	800	108,557
Life Corp.	17,000	369,374
Lintec Corp.	22,300	462,761
Lion Corp.	82,900	915,534
M3, Inc.	38,900	399,796
Mabuchi Motor Co. Ltd.	28,300	404,960
Macnica Holdings, Inc.	52,500	598,833
Makino Milling Machine Co. Ltd.	8,250	309,713
Mandom Corp.	8,700	71,658
Marubun Corp.	7,500	50,400
Maruha Nichiro Corp.	35,400	694,375
Marui Group Co. Ltd.	30,700	482,061
Maruichi Steel Tube Ltd.	19,200	413,764
MARUKA FURUSATO Corp.	3,600	51,794
Maruwa Co. Ltd.	700	193,107
Maruzen Showa Unyu Co. Ltd.	3,200	123,416
Matsuda Sangyo Co. Ltd.	7,100	147,337
Max Co. Ltd.	8,500	196,052
Maxell Ltd.	20,600	251,474
McDonald's Holdings Co. Japan Ltd.	13,300	563,613
MCJ Co. Ltd.	30,100	282,034
Mebuki Financial Group, Inc.	182,376	682,160
Megachips Corp.	6,200	221,105
Megmilk Snow Brand Co. Ltd.	41,200	712,948
Meidensha Corp.	17,500	459,271
Meiko Electronics Co. Ltd.	5,900	230,596
Meisei Industrial Co. Ltd.	1,600	13,581
MEITEC Group Holdings, Inc.	14,200	272,118
Menicon Co. Ltd.	13,900	152,945
METAWATER Co. Ltd.	4,200	48,595
Mirait One Corp.	55,200	785,128
Mirarth Holdings, Inc.	23,400	75,203
Mitsuba Corp.	2,700	15,380
Mitsubishi HC Capital, Inc.	86,000	575,876
Mitsubishi Logisnext Co. Ltd.	16,500	122,702
Mitsubishi Logistics Corp.	80,000	536,307
Mitsubishi Paper Mills Ltd.	5,900	18,777
Mitsubishi Pencil Co. Ltd.	10,400	167,757
Mitsubishi Shokuhin Co. Ltd.	22,700	720,255
Mitsuboshi Belting Ltd.	5,000	128,353
Mitsui DM Sugar Holdings Co. Ltd.	700	14,923
Mitsui E&S Co. Ltd.	36,600	264,772
Mitsui High-Tec, Inc.	5,250	27,938
Mitsui Matsushima Holdings Co. Ltd.	3,500	100,122
Mitsui-Soko Holdings Co. Ltd.	11,400	529,442
Mitsuuroko Group Holdings Co. Ltd.	14,200	160,027
Miura Co. Ltd.	17,500	408,638
MIXI, Inc.	16,900	311,536
Mizuho Leasing Co. Ltd.	28,300	185,209
Mizuno Corp.	7,300	387,468
Mochida Pharmaceutical Co. Ltd.	9,000	205,900
Modec, Inc.	10,900	237,341
MonotaRO Co. Ltd.	16,200	244,399
Mori Hills REIT Investment Corp.	75	62,425
Morinaga & Co. Ltd.	24,000	448,912
Morinaga Milk Industry Co. Ltd.	18,000	418,584
MOS Food Services, Inc.	6,000	141,736
Musashi Seimitsu Industry Co. Ltd.	24,900	322,994
See financial notes
50
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Musashino Bank Ltd.	3,800	66,280
Nabtesco Corp.	38,200	619,211
Nachi-Fujikoshi Corp.	13,500	283,372
Nakanishi, Inc.	8,100	137,739
Nankai Electric Railway Co. Ltd.	25,500	400,788
Nanto Bank Ltd.	4,000	78,093
NEC Networks & System Integration Corp.	17,900	378,159
NET One Systems Co. Ltd.	19,948	484,314
Nexon Co. Ltd.	35,522	615,665
Nextage Co. Ltd.	9,900	95,018
Nichias Corp.	19,900	712,685
Nichicon Corp.	24,900	162,649
Nichiha Corp.	11,400	257,453
Nichireki Group Co. Ltd.	5,900	93,320
Nifco, Inc.	26,600	617,948
Nihon Kohden Corp.	39,100	582,837
Nihon M&A Center Holdings, Inc.	35,500	153,674
Nihon Parkerizing Co. Ltd.	33,900	285,734
Nikkiso Co. Ltd.	32,900	221,129
Nikkon Holdings Co. Ltd.	41,200	527,460
Nippn Corp.	27,400	395,054
Nippon Accommodations Fund, Inc.	39	156,177
Nippon Building Fund, Inc.	729	626,132
Nippon Carbon Co. Ltd.	2,000	58,639
Nippon Chemi-Con Corp. *	8,600	59,336
Nippon Denko Co. Ltd.	34,500	66,093
Nippon Densetsu Kogyo Co. Ltd.	19,100	233,333
Nippon Electric Glass Co. Ltd.	36,200	823,792
Nippon Gas Co. Ltd.	22,000	300,681
Nippon Kanzai Holdings Co. Ltd.	4,100	71,751
Nippon Kayaku Co. Ltd.	67,300	532,363
Nippon Light Metal Holdings Co. Ltd.	68,300	729,972
Nippon Paint Holdings Co. Ltd.	60,000	459,209
Nippon Prologis REIT, Inc.	164	263,857
NIPPON REIT Investment Corp.	28	57,929
Nippon Road Co. Ltd.	11,400	121,593
Nippon Sanso Holdings Corp.	13,700	475,554
Nippon Seiki Co. Ltd.	25,800	201,728
Nippon Sheet Glass Co. Ltd. *	54,700	133,049
Nippon Shinyaku Co. Ltd.	14,000	375,605
Nippon Shokubai Co. Ltd.	70,984	798,561
Nippon Soda Co. Ltd.	19,200	319,793
Nippon Television Holdings, Inc.	24,800	380,950
Nippon Thompson Co. Ltd.	17,100	53,536
Nippon Yakin Kogyo Co. Ltd.	3,510	96,545
Nipro Corp.	67,500	622,972
Nishimatsu Construction Co. Ltd.	11,900	399,190
Nishimatsuya Chain Co. Ltd.	15,000	221,462
Nishi-Nippon Financial Holdings, Inc.	25,600	275,702
Nishi-Nippon Railroad Co. Ltd.	26,800	386,964
Nishio Holdings Co. Ltd.	5,200	126,583
Nissan Chemical Corp.	12,300	415,435
Nissha Co. Ltd.	23,200	284,108
Nisshin Oillio Group Ltd.	14,600	496,173
Nisshinbo Holdings, Inc.	92,600	587,971
Nitta Corp.	6,100	147,529
Nittetsu Mining Co. Ltd.	7,300	207,791
Nitto Boseki Co. Ltd.	5,800	277,948
Nitto Kogyo Corp.	9,700	187,353
Noevir Holdings Co. Ltd.	1,700	57,197
NOF Corp.	38,700	628,739
Nojima Corp.	47,800	670,387
NOK Corp.	25,400	364,176
Nomura Co. Ltd.	31,400	159,109
Nomura Real Estate Holdings, Inc.	30,600	753,363
Nomura Real Estate Master Fund, Inc.	509	480,503
Noritake Co. Ltd.	11,700	294,747
Noritz Corp.	21,200	245,649
SECURITY	NUMBER OF SHARES	VALUE ($)
North Pacific Bank Ltd.	66,300	172,078
NPR-RIKEN Corp.	6,900	105,937
NS Solutions Corp.	15,100	382,074
NS United Kaiun Kaisha Ltd.	5,900	166,955
NSD Co. Ltd.	10,000	215,980
NTN Corp.	329,503	542,886
NTT UD REIT Investment Corp.	163	116,871
Obic Co. Ltd.	13,500	441,145
Odakyu Electric Railway Co. Ltd.	60,600	635,809
Ogaki Kyoritsu Bank Ltd.	5,200	62,026
Oiles Corp.	5,700	74,186
Okamoto Industries, Inc.	2,600	90,136
Okamura Corp.	29,100	365,711
Oki Electric Industry Co. Ltd.	73,000	477,200
Okinawa Cellular Telephone Co.	6,300	179,225
Okinawa Electric Power Co., Inc.	21,582	146,776
OKUMA Corp.	19,400	392,190
Okumura Corp.	12,600	353,807
Onoken Co. Ltd.	12,100	118,548
Onward Holdings Co. Ltd.	54,900	187,465
Open House Group Co. Ltd.	19,700	726,168
Open Up Group, Inc.	2,000	26,358
Oracle Corp.	4,200	401,785
Organo Corp.	2,000	93,451
Orient Corp.	32,560	193,472
Oriental Land Co. Ltd.	25,200	609,012
Oriental Shiraishi Corp.	4,900	12,281
Orix JREIT, Inc.	312	322,072
Osaka Soda Co. Ltd.	21,100	221,619
OSG Corp.	26,700	315,141
Pacific Industrial Co. Ltd.	34,000	304,390
Pack Corp.	3,100	75,858
PAL GROUP Holdings Co. Ltd.	900	18,104
PALTAC Corp.	12,600	340,019
Paramount Bed Holdings Co. Ltd.	12,100	209,102
Park24 Co. Ltd.	24,100	299,535
Pasona Group, Inc.	10,700	141,061
Penta-Ocean Construction Co. Ltd.	140,700	584,433
PHC Holdings Corp.	6,400	41,695
Pigeon Corp.	35,100	380,700
Pilot Corp.	10,600	329,479
Piolax, Inc.	8,900	141,051
Pola Orbis Holdings, Inc.	26,300	258,839
Press Kogyo Co. Ltd.	38,900	139,846
Pressance Corp.	1,600	19,807
Prima Meat Packers Ltd.	24,200	356,164
Qol Holdings Co. Ltd.	6,600	61,421
Raito Kogyo Co. Ltd.	18,000	262,622
Raiznext Corp.	10,300	105,470
Rakuten Group, Inc. *	112,983	674,345
Relo Group, Inc.	17,700	215,309
Resorttrust, Inc.	12,888	234,178
Restar Corp.	7,500	128,944
Retail Partners Co. Ltd.	25,800	220,459
Riken Technos Corp.	2,500	17,013
Rinnai Corp.	31,200	683,497
Rohto Pharmaceutical Co. Ltd.	22,400	503,717
Round One Corp.	29,800	188,604
Ryobi Ltd.	21,500	265,632
Ryoyo Ryosan Holdings, Inc.	12,080	202,050
S Foods, Inc.	16,200	295,731
Saibu Gas Holdings Co. Ltd.	7,500	87,847
Saizeriya Co. Ltd.	4,800	177,180
Sakai Chemical Industry Co. Ltd.	7,100	126,574
Sakai Moving Service Co. Ltd.	7,600	122,795
Sakata INX Corp.	14,900	149,789
Sakata Seed Corp.	6,100	141,451
SAMTY HOLDINGS Co. Ltd.	3,900	83,851
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
51

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
San-A Co. Ltd.	18,000	337,169
San-Ai Obbli Co. Ltd.	59,700	728,873
Sangetsu Corp.	16,000	292,931
San-In Godo Bank Ltd.	25,000	200,655
Sanken Electric Co. Ltd. *	5,500	216,212
Sanki Engineering Co. Ltd.	26,000	407,557
Sankyo Co. Ltd.	28,200	374,562
Sanoh Industrial Co. Ltd.	10,052	47,734
Santen Pharmaceutical Co. Ltd.	75,600	904,089
Sanyo Chemical Industries Ltd.	7,950	215,619
Sanyo Denki Co. Ltd.	3,500	203,202
Sanyo Special Steel Co. Ltd.	14,000	173,056
Sapporo Holdings Ltd.	13,400	643,193
Sato Holdings Corp.	6,500	90,634
Sawai Group Holdings Co. Ltd.	20,100	269,252
SBS Holdings, Inc.	6,900	113,353
SCREEN Holdings Co. Ltd.	10,300	657,559
Scroll Corp.	9,600	59,953
SCSK Corp.	27,128	506,200
Sega Sammy Holdings, Inc.	38,500	724,536
Seibu Holdings, Inc.	39,455	880,975
Seikitokyu Kogyo Co. Ltd.	1,400	13,644
Seiko Group Corp.	10,700	269,704
Seiren Co. Ltd.	13,600	228,844
Sekisui House Reit, Inc.	372	176,883
Sekisui Jushi Corp.	10,900	161,667
Senko Group Holdings Co. Ltd.	72,200	678,775
Senshu Ikeda Holdings, Inc.	31,800	70,507
Seria Co. Ltd.	19,700	411,569
Seven Bank Ltd.	155,600	328,406
Sharp Corp. *	63,700	387,789
Shibaura Machine Co. Ltd.	6,700	163,094
Shiga Bank Ltd.	7,000	150,296
Shikoku Electric Power Co., Inc.	96,100	860,054
Shinagawa Refractories Co. Ltd.	1,000	11,642
Shindengen Electric Manufacturing Co. Ltd.	2,800	43,792
Shin-Etsu Polymer Co. Ltd.	5,800	59,970
Shinko Electric Industries Co. Ltd. *	9,200	329,005
Shinmaywa Industries Ltd.	34,100	302,396
Shinnihon Corp.	2,300	23,081
Shinsho Corp.	400	16,240
Ship Healthcare Holdings, Inc.	32,300	491,163
Shizuoka Financial Group, Inc.	35,400	282,475
Shizuoka Gas Co. Ltd.	18,900	126,772
SHO-BOND Holdings Co. Ltd.	5,600	197,000
Shoei Foods Corp.	4,900	141,645
Showa Sangyo Co. Ltd.	8,600	163,008
Siix Corp.	21,700	158,864
Sinfonia Technology Co. Ltd.	6,100	205,985
Sintokogio Ltd.	3,600	23,579
SKY Perfect JSAT Holdings, Inc.	48,700	278,143
Skylark Holdings Co. Ltd. *	43,500	673,739
Socionext, Inc.	8,900	165,692
Sodick Co. Ltd.	14,400	72,586
Sohgo Security Services Co. Ltd.	137,100	953,217
Sotetsu Holdings, Inc.	19,800	310,646
Square Enix Holdings Co. Ltd.	18,000	703,018
Star Micronics Co. Ltd.	6,600	84,541
Starts Corp., Inc.	12,900	297,160
Sugi Holdings Co. Ltd.	41,700	711,953
Sumida Corp.	6,226	38,287
Sumitomo Bakelite Co. Ltd.	16,200	423,056
Sumitomo Densetsu Co. Ltd.	4,100	131,677
Sumitomo Mitsui Construction Co. Ltd.	77,880	197,950
Sumitomo Osaka Cement Co. Ltd.	21,400	527,324
Sumitomo Pharma Co. Ltd. *	159,431	546,909
Sumitomo Riko Co. Ltd.	3,700	37,674
SECURITY	NUMBER OF SHARES	VALUE ($)
Sumitomo Seika Chemicals Co. Ltd.	3,100	102,924
Sumitomo Warehouse Co. Ltd.	18,600	325,456
Sun Frontier Fudousan Co. Ltd.	5,000	59,360
Sundrug Co. Ltd.	15,300	378,428
Suruga Bank Ltd.	23,500	167,374
SWCC Corp.	10,700	375,241
Systena Corp.	30,000	71,252
T Hasegawa Co. Ltd.	3,300	71,610
Tachibana Eletech Co. Ltd.	6,700	110,590
Tachi-S Co. Ltd.	12,700	146,626
Tadano Ltd.	42,600	271,183
Taihei Dengyo Kaisha Ltd.	3,100	104,242
Taikisha Ltd.	11,200	356,275
Taiyo Holdings Co. Ltd.	7,600	200,626
Takamatsu Construction Group Co. Ltd.	11,700	226,647
Takara Holdings, Inc.	70,863	557,010
Takara Standard Co. Ltd.	26,800	291,062
Takasago Thermal Engineering Co. Ltd.	15,600	500,280
Takashimaya Co. Ltd.	101,900	806,800
Takeuchi Manufacturing Co. Ltd.	8,600	268,007
Takuma Co. Ltd.	22,500	234,765
Tama Home Co. Ltd.	2,410	60,768
Tamron Co. Ltd.	2,600	73,167
Tamura Corp.	18,600	67,393
Tanseisha Co. Ltd.	13,900	73,387
TBS Holdings, Inc.	13,700	337,140
TechnoPro Holdings, Inc.	17,100	305,207
T-Gaia Corp.	16,800	292,041
THK Co. Ltd.	36,500	602,595
TKC Corp.	7,300	189,305
Toa Corp.	30,800	198,277
TOA ROAD Corp.	2,900	23,927
Toagosei Co. Ltd.	46,400	473,394
TOBISHIMA HOLDINGS, Inc.	2,300	22,827
Tocalo Co. Ltd.	13,500	157,039
Toda Corp.	92,900	562,291
Toei Co. Ltd.	5,900	188,964
Toho Co. Ltd.	14,800	565,185
Toho Co. Ltd./ Kobe	700	12,382
Toho Holdings Co. Ltd.	33,300	991,200
Toho Zinc Co. Ltd. *	8,400	53,224
Tokai Carbon Co. Ltd.	97,700	551,462
Tokai Corp.	7,600	108,264
TOKAI Holdings Corp.	57,700	353,933
Tokai Rika Co. Ltd.	43,169	610,344
Tokai Tokyo Financial Holdings, Inc.	21,800	66,751
Token Corp.	5,250	368,176
Tokuyama Corp.	41,100	719,577
Tokyo Century Corp.	39,200	398,811
Tokyo Kiraboshi Financial Group, Inc.	700	18,830
Tokyo Ohka Kogyo Co. Ltd.	15,600	359,030
Tokyo Seimitsu Co. Ltd.	7,000	376,665
Tokyo Steel Manufacturing Co. Ltd.	24,900	247,552
Tokyo Tatemono Co. Ltd.	48,400	790,362
Tokyo Tekko Co. Ltd.	500	17,580
Tokyu Construction Co. Ltd.	52,000	235,021
Tomen Devices Corp.	600	24,375
Tomy Co. Ltd.	21,100	557,014
Topcon Corp.	29,900	303,538
Topre Corp.	33,400	384,740
Topy Industries Ltd.	1,400	17,741
Toshiba TEC Corp.	11,900	270,624
Totetsu Kogyo Co. Ltd.	12,700	273,584
Towa Pharmaceutical Co. Ltd.	10,100	206,984
Toyo Construction Co. Ltd.	26,200	224,166
Toyo Tire Corp.	45,900	651,223
Toyobo Co. Ltd.	84,400	538,061
Toyoda Gosei Co. Ltd.	21,500	365,291
See financial notes
52
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Toyota Boshoku Corp.	51,300	684,815
TPR Co. Ltd.	13,600	204,731
Trancom Co. Ltd.	2,100	141,777
Transcosmos, Inc.	13,600	296,871
Trend Micro, Inc.	15,100	790,068
Trusco Nakayama Corp.	19,900	293,955
TS Tech Co. Ltd.	56,900	643,426
TSI Holdings Co. Ltd.	24,700	144,627
Tsubaki Nakashima Co. Ltd.	13,300	59,915
Tsubakimoto Chain Co.	51,100	643,403
Tsugami Corp.	9,200	85,222
Tsumura & Co.	17,690	578,185
TV Asahi Holdings Corp.	17,590	228,945
Tv Tokyo Holdings Corp.	4,300	96,275
UACJ Corp.	21,730	715,237
Uchida Yoko Co. Ltd.	4,400	187,918
Ulvac, Inc.	11,300	528,359
Unipres Corp.	26,200	190,438
United Arrows Ltd.	7,300	104,005
United Super Markets Holdings, Inc. (a)	69,700	381,678
United Urban Investment Corp.	338	303,115
Ushio, Inc.	25,500	351,033
USS Co. Ltd.	53,246	445,923
UT Group Co. Ltd.	3,200	54,296
V Technology Co. Ltd.	4,100	64,315
Valor Holdings Co. Ltd.	42,300	582,834
Valqua Ltd.	4,900	105,122
VT Holdings Co. Ltd.	31,100	95,515
Wacoal Holdings Corp.	15,100	470,114
Wacom Co. Ltd.	45,000	207,443
Wakita & Co. Ltd.	10,400	107,197
Warabeya Nichiyo Holdings Co. Ltd.	7,100	95,636
Welcia Holdings Co. Ltd.	39,600	494,361
Workman Co. Ltd.	3,200	81,680
World Co. Ltd.	6,700	84,107
Xebio Holdings Co. Ltd.	13,314	100,640
YAMABIKO Corp.	10,200	165,708
Yamae Group Holdings Co. Ltd.	12,600	160,981
Yamaguchi Financial Group, Inc.	28,600	280,046
Yamaichi Electronics Co. Ltd.	1,200	20,048
Yamato Kogyo Co. Ltd.	6,300	300,917
Yamazen Corp.	48,200	418,683
Yaoko Co. Ltd.	7,392	449,343
Yellow Hat Ltd.	17,300	281,970
Yodogawa Steel Works Ltd.	10,400	367,542
Yokogawa Bridge Holdings Corp.	13,500	246,355
Yokorei Co. Ltd.	3,500	21,170
Yokowo Co. Ltd.	6,600	65,825
Yoshinoya Holdings Co. Ltd.	12,600	256,603
Yuasa Trading Co. Ltd.	12,200	370,913
Yurtec Corp.	10,200	98,497
Zacros Corp.	4,100	115,639
Zenkoku Hosho Co. Ltd.	6,400	231,256
Zensho Holdings Co. Ltd.	9,700	486,640
Zeon Corp.	65,000	605,185
ZERIA Pharmaceutical Co. Ltd.	4,200	64,126
Zojirushi Corp.	14,400	150,655
ZOZO, Inc.	11,100	359,923
		198,226,641

Jersey 0.3%
boohoo Group PLC *(a)	188,666	72,058
Centamin PLC	246,998	505,765
International Workplace Group PLC	303,905	628,098
Petrofac Ltd. *	217,722	35,093
SECURITY	NUMBER OF SHARES	VALUE ($)
TP ICAP Group PLC	243,454	704,755
		1,945,769

Luxembourg 0.5%
Allegro.eu SA *	22,750	200,189
Aroundtown SA *	259,770	773,472
Befesa SA	8,333	194,069
Espirito Santo Financial Group SA *(b)	69,773	0
Grand City Properties SA *	23,354	309,541
RTL Group SA	19,465	619,430
Samsonite International SA	103,757	243,819
Spotify Technology SA *	824	317,322
Subsea 7 SA	21,375	328,530
		2,986,372

Macau 0.1%
Sands China Ltd. *	216,000	549,564
Wynn Macau Ltd.	194,000	153,098
		702,662

Netherlands 1.8%
Adyen NV *	529	808,132
AMG Critical Materials NV	2,478	42,274
Arcadis NV	9,904	685,791
Ariston Holding NV	2,805	11,807
ASM International NV	612	341,806
Basic-Fit NV *	5,552	137,475
BE Semiconductor Industries NV	3,659	389,486
Brembo NV	32,011	336,196
Cementir Holding NV	14,357	148,985
Corbion NV	12,864	322,539
Davide Campari-Milano NV	32,328	217,042
Eurocommercial Properties NV	8,497	215,815
Euronext NV	5,401	595,917
Flow Traders Ltd.	1,436	32,865
Fugro NV	16,624	382,246
IMCD NV	2,585	410,992
JDE Peet's NV	19,658	443,808
Just Eat Takeaway.com NV *	29,057	332,061
Koninklijke BAM Groep NV	83,886	387,168
Koninklijke Heijmans NV	7,882	212,111
Koninklijke Vopak NV	12,012	553,737
MFE-MediaForEurope NV, Class A	118,176	386,665
MFE-MediaForEurope NV, Class B	40,936	189,066
OCI NV *	21,505	261,825
Pepco Group NV *	29,514	126,310
PostNL NV (a)	126,941	152,302
Qiagen NV *	14,445	612,157
RHI Magnesita NV	6,024	249,437
SBM Offshore NV	24,660	451,395
Technip Energies NV	15,787	394,159
TKH Group NV	10,647	433,220
Van Lanschot Kempen NV	4,424	202,212
Wereldhave NV	5,787	89,190
		10,556,191

New Zealand 0.9%
a2 Milk Co. Ltd. *	91,296	345,342
Air New Zealand Ltd.	365,975	112,653
Auckland International Airport Ltd.	60,760	265,109
Chorus Ltd.	37,540	196,554
Contact Energy Ltd.	145,869	748,927
EBOS Group Ltd.	32,714	713,690
Fisher & Paykel Healthcare Corp. Ltd.	37,914	812,539
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
53

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Genesis Energy Ltd.	115,379	147,234
Infratil Ltd.	19,479	146,238
Mainfreight Ltd.	5,995	256,737
Mercury NZ Ltd.	85,141	335,122
Meridian Energy Ltd.	161,951	575,148
Ryman Healthcare Ltd. *	53,091	157,710
SKYCITY Entertainment Group Ltd.	133,731	109,505
Xero Ltd. *	991	96,281
		5,018,789

Norway 1.6%
AF Gruppen ASA	5,103	60,989
Aker ASA, A Shares	1,739	90,928
Aker Solutions ASA	53,552	253,747
Atea ASA *	11,119	142,321
Austevoll Seafood ASA	40,228	348,880
Bluenord ASA *	531	25,970
Borregaard ASA	13,504	238,157
DNO ASA	429,606	421,022
Elkem ASA *	239,055	389,870
Europris ASA	36,327	224,154
Gjensidige Forsikring ASA	26,692	481,660
Golden Ocean Group Ltd.	16,344	176,797
Grieg Seafood ASA	7,946	48,145
Hoegh Autoliners ASA	8,828	92,908
Kongsberg Gruppen ASA	4,814	502,539
Leroy Seafood Group ASA	88,526	406,407
MPC Container Ships ASA	83,574	164,720
Norconsult Norge AS	23,275	81,884
Nordic Semiconductor ASA *	7,805	77,566
Norske Skog ASA	8,299	17,126
Odfjell Drilling Ltd.	17,611	81,128
Opera Ltd., ADR	5,814	104,478
Protector Forsikring ASA	871	22,670
Salmar ASA	6,561	332,816
Scatec ASA *	2,984	21,742
Schibsted ASA, A Shares	9,136	307,628
Schibsted ASA, B Shares	14,197	445,242
SFL Corp. Ltd.	10,869	115,320
SpareBank 1 Nord Norge	23,824	255,172
SpareBank 1 SMN	24,049	354,957
SpareBank 1 Sor-Norge ASA	25,882	342,958
Sparebanken Vest	9,421	115,739
Stolt-Nielsen Ltd.	6,618	188,309
Storebrand ASA	51,876	591,557
TGS ASA	50,872	461,568
TOMRA Systems ASA	21,702	312,006
Var Energi ASA	145,991	460,437
Veidekke ASA	15,459	176,606
Wallenius Wilhelmsen ASA	47,023	467,519
Wilh Wilhelmsen Holding ASA, Class A	1,269	47,067
Wilh Wilhelmsen Holding ASA, Class B	1,114	39,597
		9,490,306

Poland 1.1%
Alior Bank SA	17,398	380,177
Asseco Poland SA	23,883	535,755
Bank Handlowy w Warszawie SA	469	10,549
Bank Polska Kasa Opieki SA	11,854	414,727
Budimex SA	597	74,663
CCC SA *	5,117	226,034
CD Projekt SA	3,692	148,648
Cognor Holding SA *	35,725	55,336
Cyfrowy Polsat SA *	179,755	568,467
Dino Polska SA *	2,707	224,324
Enea SA *	214,628	597,328
SECURITY	NUMBER OF SHARES	VALUE ($)
Eurocash SA	31,114	67,005
Grupa Azoty SA *	63,100	326,338
Grupa Kety SA	1,813	309,015
Jastrzebska Spolka Weglowa SA *	51,459	345,694
KRUK SA	1,536	164,564
LPP SA	75	272,949
mBank SA *	1,154	162,285
Orange Polska SA	283,344	549,876
Santander Bank Polska SA	3,134	351,441
Tauron Polska Energia SA *	731,730	677,299
		6,462,474

Portugal 0.3%
Banco Comercial Portugues SA, Class R	545,304	275,077
Navigator Co. SA	66,962	258,291
NOS SGPS SA	87,366	334,514
REN - Redes Energeticas Nacionais SGPS SA	106,416	265,655
Sonae SGPS SA	534,331	528,328
		1,661,865

Republic of Korea 7.2%
Amorepacific Corp.	7,535	636,002
AMOREPACIFIC Group	17,268	278,269
Asia Paper Manufacturing Co. Ltd.	9,369	54,898
Asiana Airlines, Inc. *	39,588	288,460
BGF retail Co. Ltd.	2,972	248,668
BH Co. Ltd.	8,210	98,129
Binggrae Co. Ltd.	501	22,807
Celltrion, Inc.	4,659	612,583
Cheil Worldwide, Inc.	23,643	315,316
Chong Kun Dang Pharmaceutical Corp.	1,085	80,419
CJ ENM Co. Ltd. *	7,792	354,099
CJ Logistics Corp.	6,208	393,593
Com2uSCorp	1,754	54,944
Cosmax, Inc.	740	80,567
Coway Co. Ltd.	9,178	419,316
Daeduck Electronics Co. Ltd.	10,324	126,883
Daesang Corp.	16,858	250,976
Daesang Holdings Co. Ltd.	10,314	65,390
Daewoo Engineering & Construction Co. Ltd. *	164,413	419,229
Daishin Securities Co. Ltd.	3,200	39,785
Daou Data Corp.	14,417	113,941
Daou Technology, Inc.	19,364	256,353
DB HiTek Co. Ltd.	8,228	228,999
DGB Financial Group, Inc.	94,099	555,234
DL Holdings Co. Ltd.	6,192	183,268
Dongjin Semichem Co. Ltd.	5,005	96,480
Doosan Bobcat, Inc.	12,911	347,631
Doosan Co. Ltd.	5,108	730,899
E1 Corp.	2,800	150,957
Ecopro BM Co. Ltd. *	87	10,617
Ecopro Co. Ltd. *	1,504	85,260
F&F Co. Ltd.	3,062	137,910
Fila Holdings Corp.	15,518	447,876
Gradiant Corp.	9,021	78,430
Green Cross Corp.	659	77,244
Green Cross Holdings Corp.	5,903	69,914
GS Global Corp.	30,298	68,169
GS Retail Co. Ltd.	30,639	479,711
Handsome Co. Ltd.	13,021	146,461
Hanjin Transportation Co. Ltd.	6,107	84,547
Hanmi Pharm Co. Ltd.	285	65,788
Hanon Systems	68,778	196,389
Hansol Chemical Co. Ltd.	1,299	117,769
See financial notes
54
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hanwha Aerospace Co. Ltd.	3,547	938,513
Hanwha General Insurance Co. Ltd.	74,646	257,977
Hanwha Industrial Solutions Co. Ltd. *	3,928	120,402
Hanwha Life Insurance Co. Ltd.	293,412	626,011
Hanwha Systems Co. Ltd.	1,353	17,774
Harim Holdings Co. Ltd.	90,120	350,988
HD Hyundai Construction Equipment Co. Ltd.	6,187	229,676
HD Hyundai Heavy Industries Co. Ltd. *	715	94,146
HD Hyundai Infracore Co. Ltd. *	43,029	205,940
HD HYUNDAI MIPO *	3,423	270,752
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	8,570	1,133,904
HDC Holdings Co. Ltd.	15,332	124,671
HDC Hyundai Development Co-Engineering & Construction, Class E	34,857	499,657
Hite Jinro Co. Ltd.	11,069	169,719
HL Mando Co. Ltd.	18,852	492,457
Hotel Shilla Co. Ltd.	6,671	214,231
HS Hyosung Advanced Materials Corp.	822	157,687
HS Hyosung Corp. *	902	26,047
HYBE Co. Ltd.	126	16,878
Hyosung Corp.	4,056	145,864
Hyosung Heavy Industries Corp.	919	264,303
Hyosung TNC Corp.	2,123	472,435
HYUNDAI Corp.	5,028	69,937
Hyundai Department Store Co. Ltd.	10,276	349,352
Hyundai Elevator Co. Ltd.	5,609	191,736
Hyundai Green Food	25,478	214,892
Hyundai Home Shopping Network Corp.	2,392	82,419
Hyundai Marine & Fire Insurance Co. Ltd.	15,928	349,488
Hyundai Rotem Co. Ltd.	3,438	154,283
Hyundai Wia Corp.	13,426	403,259
Innocean Worldwide, Inc.	4,240	60,695
INTOPS Co. Ltd.	2,978	43,166
IS Dongseo Co. Ltd.	7,043	102,499
JB Financial Group Co. Ltd.	50,558	655,893
Kakao Corp.	16,205	431,307
Kangwon Land, Inc.	20,469	264,025
KCC Corp.	1,894	359,012
KCC Glass Corp.	5,970	169,354
KEPCO Plant Service & Engineering Co. Ltd.	7,076	228,626
KG Chemical Corp.	44,397	127,125
KG Dongbusteel	21,687	106,914
KISWIRE Ltd.	4,352	60,448
KIWOOM Securities Co. Ltd.	3,140	304,094
Kolmar Korea Co. Ltd.	1,647	83,745
Kolon Industries, Inc.	15,900	372,723
Korea Aerospace Industries Ltd.	5,620	237,026
Korea Electric Terminal Co. Ltd.	1,691	93,270
Korea Investment Holdings Co. Ltd.	12,767	708,555
Korea Line Corp. *	36,952	48,336
Korea Petrochemical Ind Co. Ltd.	3,121	242,635
Korean Reinsurance Co.	53,078	361,949
Krafton, Inc. *	2,097	501,330
Kukdo Chemical Co. Ltd.	1,861	44,494
Kumho Tire Co., Inc. *	36,155	115,897
Kwang Dong Pharmaceutical Co. Ltd.	25,534	102,096
L&F Co. Ltd. *	161	13,638
LF Corp.	8,077	87,419
LG Energy Solution Ltd. *	1,354	397,359
LIG Nex1 Co. Ltd.	156	27,766
Lotte Chilsung Beverage Co. Ltd.	704	62,210
Lotte Corp.	15,306	264,733
LOTTE Fine Chemical Co. Ltd.	8,244	275,964
SECURITY	NUMBER OF SHARES	VALUE ($)
Lotte Rental Co. Ltd.	11,881	247,406
Lotte Shopping Co. Ltd.	7,620	363,078
LS Corp.	8,275	621,668
LS Electric Co. Ltd.	3,411	357,492
LX Hausys Ltd.	8,321	237,916
LX International Corp.	32,218	707,485
LX Semicon Co. Ltd.	3,769	166,503
Macquarie Korea Infrastructure Fund	13,875	119,780
Mcnex Co. Ltd.	7,940	99,255
Meritz Financial Group, Inc.	13,647	1,010,005
Mirae Asset Securities Co. Ltd.	60,654	395,462
Namyang Dairy Products Co. Ltd.	37	18,527
NCSoft Corp.	3,657	574,119
Netmarble Corp. *	1,588	66,378
Nexen Tire Corp.	12,367	60,283
NH Investment & Securities Co. Ltd.	36,469	351,175
NHN Corp.	10,141	123,332
NICE Holdings Co. Ltd.	11,619	94,774
NongShim Co. Ltd.	903	244,391
OCI Holdings Co. Ltd.	4,405	218,254
Orion Corp.	4,943	356,247
Orion Holdings Corp.	15,489	188,259
Ottogi Corp.	415	126,437
Pan Ocean Co. Ltd.	106,440	272,792
Partron Co. Ltd.	30,736	158,254
Poongsan Corp.	10,335	516,928
POSCO Future M Co. Ltd.	619	99,413
Posco International Corp.	10,598	397,699
S-1 Corp.	8,207	383,867
Samchully Co. Ltd.	2,966	193,868
Samsung Biologics Co. Ltd. *	34	24,590
Samsung Card Co. Ltd.	10,257	298,860
Samsung E&A Co. Ltd. *	31,993	411,747
Samsung Heavy Industries Co. Ltd. *	55,668	383,986
Samsung Securities Co. Ltd.	14,912	492,086
SAMT Co. Ltd.	30,194	67,593
Samyang Corp.	1,859	66,557
SD Biosensor, Inc. *	21,796	142,988
SeAH Besteel Holdings Corp.	10,489	150,133
SeAH Steel Corp.	555	45,625
SeAH Steel Holdings Corp.	790	97,533
Sebang Global Battery Co. Ltd.	2,041	104,280
Seegene, Inc.	12,020	208,562
Seohee Construction Co. Ltd.	78,226	79,949
Seoul Semiconductor Co. Ltd.	20,901	141,527
Seoyon Co. Ltd.	1,249	6,504
Seoyon E-Hwa Co. Ltd.	9,734	95,495
SFA Engineering Corp.	10,605	161,086
Shinsegae, Inc.	4,885	542,636
SIMMTECH Co. Ltd.	6,665	78,713
SK Chemicals Co. Ltd.	4,971	179,327
SK Discovery Co. Ltd.	10,888	266,125
SK Gas Ltd.	1,676	241,859
SK Networks Co. Ltd.	135,834	514,934
SK Square Co. Ltd. *	1,638	98,919
SKC Co. Ltd. *	3,090	333,441
SL Corp.	5,928	140,937
SNT Motiv Co. Ltd.	1,885	62,240
Songwon Industrial Co. Ltd.	4,697	46,303
Soulbrain Co. Ltd.	942	137,260
Sungwoo Hitech Co. Ltd.	39,802	179,334
Taekwang Industrial Co. Ltd.	113	53,297
Taihan Electric Wire Co. Ltd. *	6,501	54,885
TKG Huchems Co. Ltd.	4,707	67,773
Unid Co. Ltd.	1,241	62,649
WONIK IPS Co. Ltd. *	7,178	142,331
Young Poong Corp.	536	154,372
Youngone Corp.	10,900	332,364
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
55

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Youngone Holdings Co. Ltd.	3,884	248,425
Yuhan Corp.	5,106	509,700
		41,367,853

Singapore 1.8%
AEM Holdings Ltd. *	3,534	3,446
BOC Aviation Ltd.	22,100	171,703
BW LPG Ltd.	19,173	247,278
CapitaLand Ascendas REIT	269,521	546,186
CapitaLand Ascott Trust	247,804	169,084
CapitaLand China Trust	98,700	56,295
CapitaLand Integrated Commercial Trust	317,158	481,851
CapitaLand Investment Ltd.	230,998	488,004
City Developments Ltd.	93,300	365,661
ESR-LOGOS REIT	116,900	24,788
First Resources Ltd.	71,200	78,408
Frasers Logistics & Commercial Trust	176,100	141,915
Genting Singapore Ltd.	729,600	459,508
Geo Energy Resources Ltd.	42,800	8,736
Hafnia Ltd.	14,628	86,100
Hutchison Port Holdings Trust, Class U	1,971,800	309,573
IGG, Inc.	647,900	342,599
Jardine Cycle & Carriage Ltd.	19,100	399,897
Keppel DC REIT	13,800	23,770
Keppel Infrastructure Trust	868,715	287,344
Keppel Ltd.	180,600	869,490
Kulicke & Soffa Industries, Inc.	5,758	258,304
Manulife U.S. Real Estate Investment Trust *	775,200	85,553
Mapletree Industrial Trust	134,366	242,627
Mapletree Logistics Trust	217,532	216,968
Mapletree Pan Asia Commercial Trust	173,992	170,885
Netlink NBN Trust	273,900	185,642
SATS Ltd.	104,549	310,174
Sea Ltd., ADR *	4,939	464,513
Seatrium Ltd. *	97,373	138,797
Sembcorp Industries Ltd.	112,800	427,946
Sheng Siong Group Ltd.	69,900	84,166
Singapore Exchange Ltd.	73,700	631,534
Singapore Post Ltd.	322,400	132,354
Singapore Technologies Engineering Ltd.	204,700	701,814
StarHub Ltd.	75,300	67,913
Suntec Real Estate Investment Trust	101,100	90,745
UOL Group Ltd.	96,801	391,143
		10,162,714

Spain 1.5%
Abengoa SA, B Shares *(b)	66,135,341	72
Almirall SA	14,995	146,446
Applus Services SA *	2,433	33,716
Atresmedia Corp. de Medios de Comunicacion SA	16,770	79,517
Bankinter SA	82,196	670,589
Caja de Ahorros del Mediterraneo *(b)	5,382	0
Cellnex Telecom SA *	9,999	367,221
CIE Automotive SA	11,171	299,759
Construcciones y Auxiliar de Ferrocarriles SA	6,223	245,717
Corp. ACCIONA Energias Renovables SA	7,724	159,899
Ebro Foods SA	8,588	153,389
EDP Renovaveis SA	18,114	245,510
Elecnor SA	4,454	99,489
Ence Energia y Celulosa SA	43,154	134,979
Faes Farma SA	60,167	231,681
Fluidra SA	12,089	326,751
Gestamp Automocion SA	111,365	327,055
SECURITY	NUMBER OF SHARES	VALUE ($)
Grupo Catalana Occidente SA	4,437	181,953
Indra Sistemas SA	17,954	316,520
Inmobiliaria Colonial Socimi SA	37,740	228,742
International Consolidated Airlines Group SA	119,427	325,295
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	87,525	110,438
Logista Integral SA	11,629	356,284
Mapfre SA	154,800	442,513
Melia Hotels International SA	12,338	91,834
Merlin Properties Socimi SA	54,375	606,732
Naturgy Energy Group SA	14,787	368,179
Obrascon Huarte Lain SA *(a)	143,340	43,002
Prosegur Cia de Seguridad SA	152,085	312,002
Sacyr SA	127,647	425,068
Unicaja Banco SA	180,650	227,095
Vidrala SA	2,794	302,116
Viscofan SA	7,308	488,733
		8,348,296

Sweden 3.8%
AAK AB	21,458	615,988
AcadeMedia AB	18,330	113,030
AddLife AB, B Shares	12,340	156,816
AddTech AB, B Shares	10,771	299,878
AFRY AB	25,738	387,265
Alleima AB	43,135	263,586
Ambea AB	16,926	145,050
Arjo AB, B Shares	51,019	168,276
Attendo AB	16,103	71,639
Avanza Bank Holding AB	6,105	127,167
Axfood AB	17,865	398,898
Beijer Alma AB	3,469	55,741
Beijer Ref AB	16,972	255,659
Betsson AB, Class B *	25,550	339,850
BHG Group AB *	10,662	17,836
Bilia AB, A Shares	36,219	427,021
Billerud Aktiebolag	84,014	745,969
Bonava AB, B Shares *	157,389	137,522
Bravida Holding AB	51,801	384,559
Castellum AB *	38,556	482,826
Clas Ohlson AB, B Shares	12,146	201,170
Cloetta AB, B Shares	44,179	110,960
Coor Service Management Holding AB	23,561	82,847
Corem Property Group AB, B Shares	87,093	58,817
Dometic Group AB	82,551	448,286
Dustin Group AB *	67,737	48,163
Electrolux Professional AB, B Shares	27,249	187,852
Elekta AB, B Shares	60,640	365,300
Embracer Group AB *	69,326	200,459
EQT AB	13,047	378,533
Evolution AB	5,013	473,963
Fabege AB	21,784	173,724
Fastighets AB Balder, B Shares *	38,667	300,811
Getinge AB, B Shares	36,921	653,157
Granges AB	31,669	374,171
Hexpol AB	45,736	434,906
Holmen AB, B Shares	16,043	633,987
Husqvarna AB, B Shares	52,304	337,792
Industrivarden AB, A Shares	7,223	249,127
Industrivarden AB, C Shares	7,714	265,145
Indutrade AB	18,875	513,603
Instalco AB	15,367	46,832
Intrum AB *(a)	46,326	150,170
Investment AB Latour, B Shares	6,862	189,403
Inwido AB	14,939	271,171
JM AB	28,365	480,714
See financial notes
56
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kinnevik AB, Class B *	27,633	196,656
KNOW IT AB	1,293	16,286
L E Lundbergforetagen AB, B Shares	4,494	222,497
Lagercrantz Group AB, B Shares	5,114	100,152
Lifco AB, B Shares	10,024	299,095
Lindab International AB	13,792	289,145
Loomis AB	21,753	681,503
MEKO AB	6,810	91,656
Munters Group AB	1,301	21,076
Mycronic AB	5,470	213,097
NCAB Group AB	14,692	90,183
NCC AB, B Shares	44,227	658,306
New Wave Group AB, B Shares	15,381	163,486
Nibe Industrier AB, B Shares	121,280	588,031
Nolato AB, B Shares	37,870	198,944
Nordnet AB publ	1,227	25,531
Nyfosa AB	2,575	26,049
Pandox AB	9,474	164,679
Peab AB, B Shares	124,891	951,982
Ratos AB, B Shares	104,001	332,395
Saab AB, B Shares	31,606	649,149
Sagax AB, B Shares	5,277	127,170
Samhallsbyggnadsbolaget i Norden AB	465,911	247,661
Samhallsbyggnadsbolaget i Norden AB, D Shares	22,648	19,673
Scandic Hotels Group AB *	34,939	225,764
Sinch AB *	94,217	281,358
Stillfront Group AB *	90,996	63,297
Storskogen Group AB, B Shares	199,611	165,703
Sweco AB, B Shares	29,080	491,574
Swedish Orphan Biovitrum AB *	14,595	456,156
Thule Group AB	14,888	498,336
Wihlborgs Fastigheter AB	23,667	248,784
		22,031,013

Switzerland 3.1%
Accelleron Industries AG	6,235	334,304
Allreal Holding AG	1,920	341,624
ALSO Holding AG	1,752	465,976
Aryzta AG *	103,548	183,121
Autoneum Holding AG	596	79,784
Avolta AG *	15,060	598,763
Banque Cantonale Vaudoise	2,338	232,975
Belimo Holding AG	647	428,594
Bell Food Group AG	521	159,579
BKW AG	2,117	371,957
Bossard Holding AG, Class A	354	85,056
Bucher Industries AG	1,669	650,041
Burckhardt Compression Holding AG	119	87,486
Bystronic AG	334	127,535
Cembra Money Bank AG	4,339	390,741
Clariant AG *	45,460	631,784
Comet Holding AG	447	148,298
Daetwyler Holding AG	775	130,490
DKSH Holding AG	5,876	419,836
DocMorris AG *	967	38,014
dormakaba Holding AG	605	461,332
DSM-Firmenich AG	14,476	1,716,610
Emmi AG	324	307,946
EMS-Chemie Holding AG	609	468,357
Flughafen Zurich AG	1,709	402,884
Forbo Holding AG	224	220,219
Galenica AG	4,986	433,943
Garrett Motion, Inc. *	8,567	63,653
Georg Fischer AG	5,820	422,298
Helvetia Holding AG	5,163	872,088
Huber & Suhner AG	3,624	342,998
SECURITY	NUMBER OF SHARES	VALUE ($)
Implenia AG	2,189	77,372
Inficon Holding AG	117	140,184
Interroll Holding AG	54	142,008
Kardex Holding AG	262	79,926
Komax Holding AG	265	33,690
Landis & Gyr Group AG *	3,908	314,808
Mobilezone Holding AG	786	12,540
Mobimo Holding AG	705	218,386
OC Oerlikon Corp. AG Pfaffikon	81,321	372,356
PSP Swiss Property AG	2,527	358,859
Schweiter Technologies AG	213	97,278
SFS Group AG	2,557	365,878
Siegfried Holding AG *	224	292,599
SIG Group AG *	27,669	597,101
Softwareone Holding AG *	14,004	126,491
St. Galler Kantonalbank AG	243	118,494
Stadler Rail AG	7,915	226,144
Straumann Holding AG	3,381	445,749
Sulzer AG	2,288	352,727
Swiss Prime Site AG	3,749	406,698
Tecan Group AG	768	194,052
Temenos AG	5,521	382,413
u-blox Holding AG *	586	44,847
Valiant Holding AG	1,935	225,517
VAT Group AG	930	387,246
Vontobel Holding AG	4,923	320,496
Zehnder Group AG	1,314	73,380
		18,025,525

Thailand 0.0%
Thai Beverage PCL	350,500	140,195

United Kingdom 8.5%
4imprint Group PLC	2,552	168,102
AG Barr PLC	8,257	66,331
Airtel Africa PLC	368,556	484,320
Allfunds Group PLC	13,981	85,516
Ashmore Group PLC	95,644	261,586
ASOS PLC *	75,049	345,863
Assura PLC	252,006	131,376
Auto Trader Group PLC	40,796	440,494
Babcock International Group PLC	40,262	245,043
Bank of Georgia Group PLC	4,476	240,098
Beazley PLC	55,926	545,182
Big Yellow Group PLC	11,885	185,127
Bodycote PLC	47,573	337,913
Breedon Group PLC	43,259	245,434
British Land Co. PLC	123,162	633,786
Britvic PLC	37,842	624,420
Capita PLC *	351,916	85,731
Capricorn Energy PLC	6,311	17,287
Card Factory PLC	70,675	76,825
Carnival PLC *	8,590	171,544
Carnival PLC, ADR *	6,724	134,480
Chemring Group PLC	38,572	177,918
Clarkson PLC	3,287	149,543
Close Brothers Group PLC *	68,927	202,642
Coats Group PLC	297,239	364,767
Computacenter PLC	15,541	437,285
Conduit Holdings Ltd.	3,875	25,693
ConvaTec Group PLC	184,066	507,734
Cranswick PLC	13,309	870,078
Crest Nicholson Holdings PLC	122,262	266,687
CVS Group PLC	5,181	63,572
Deliveroo PLC, Class A *	51,674	91,818
Derwent London PLC	10,147	286,541
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
57

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Diploma PLC	6,614	363,596
DiscoverIE Group PLC	7,567	64,624
Diversified Energy Co. PLC	3,669	44,296
Domino's Pizza Group PLC	36,101	140,210
Dr. Martens PLC	204,361	144,142
Drax Group PLC	108,869	876,947
Dunelm Group PLC	17,796	255,009
easyJet PLC	92,343	608,510
Elementis PLC	117,926	202,848
Endava PLC, ADR *	2,695	63,737
Endeavour Mining PLC (c)	10,302	228,111
Endeavour Mining PLC (c)	11,869	266,151
EnQuest PLC *	795,665	126,400
Essentra PLC	136,415	261,639
FDM Group Holdings PLC	22,683	103,540
Ferrexpo PLC *	285,416	237,379
Fevertree Drinks PLC	5,734	54,935
Forterra PLC	41,075	101,903
Frasers Group PLC *	27,997	276,879
Fresnillo PLC	48,339	459,980
Future PLC	14,708	166,530
Games Workshop Group PLC	2,583	399,276
Gamma Communications PLC	4,722	96,690
Genuit Group PLC	44,249	267,597
Genus PLC	7,647	206,694
Georgia Capital PLC *	1,430	18,734
Grainger PLC	67,351	197,897
Greggs PLC	13,044	462,466
Halfords Group PLC	176,380	381,178
Halma PLC	24,912	795,831
Hammerson PLC	24,731	91,650
Hargreaves Lansdown PLC	41,767	586,151
Hikma Pharmaceuticals PLC	27,906	668,343
Hill & Smith PLC	10,659	278,786
Hilton Food Group PLC	29,702	344,693
Hiscox Ltd.	13,785	192,326
Hochschild Mining PLC *	89,098	263,667
Howden Joinery Group PLC	74,645	812,145
Hunting PLC	55,487	214,370
Ibstock PLC	108,558	280,660
IG Group Holdings PLC	38,119	441,061
IMI PLC	35,795	762,408
InterContinental Hotels Group PLC	3,899	430,050
Intermediate Capital Group PLC	26,781	711,422
Investec PLC	72,752	558,170
J D Wetherspoon PLC	17,566	139,074
JD Sports Fashion PLC	442,191	709,047
JET2 PLC	8,957	166,470
Johnson Service Group PLC	36,059	69,465
Jupiter Fund Management PLC	282,685	293,429
Just Group PLC	263,548	455,375
Keller Group PLC	36,049	755,577
Kier Group PLC	213,753	395,481
Lancashire Holdings Ltd.	18,071	147,034
Land Securities Group PLC	89,573	695,685
Liontrust Asset Management PLC	2,549	15,941
LondonMetric Property PLC	53,909	134,756
Marshalls PLC	59,781	262,088
Mears Group PLC	7,289	32,003
Mitchells & Butlers PLC *	74,374	240,483
Mitie Group PLC	256,025	384,072
Mobico Group PLC *	560,803	501,489
MONY Group PLC	91,622	221,895
Morgan Advanced Materials PLC	80,707	250,341
Morgan Sindall Group PLC	15,463	747,063
Ninety One PLC	65,108	139,382
Ocado Group PLC *	45,997	207,179
OSB Group PLC	84,206	381,165
SECURITY	NUMBER OF SHARES	VALUE ($)
Oxford Instruments PLC	4,807	134,377
Pagegroup PLC	95,519	440,199
Paragon Banking Group PLC	33,566	296,913
PayPoint PLC	2,887	28,664
Pennon Group PLC	72,561	509,455
Pets at Home Group PLC	124,672	476,166
Pinewood Technologies Group PLC	34,983	149,761
Polar Capital Holdings PLC	9,119	56,206
Premier Foods PLC	134,665	327,145
Primary Health Properties PLC	112,674	138,904
PZ Cussons PLC	82,202	85,856
QinetiQ Group PLC	87,211	514,806
Quilter PLC	319,317	590,440
Rathbones Group PLC	3,744	80,333
Reach PLC	99,332	118,349
Renew Holdings PLC	5,668	79,956
Renewi PLC	25,948	203,277
Renishaw PLC	3,670	149,067
Rightmove PLC	40,442	307,948
Rolls-Royce Holdings PLC *	188,939	1,303,754
Rotork PLC	108,576	421,341
RS Group PLC	40,552	363,561
RWS Holdings PLC	47,419	89,760
Safestore Holdings PLC	16,564	172,750
Savills PLC	36,389	503,940
Schroders PLC	150,202	665,520
Segro PLC	53,266	539,711
Senior PLC	66,290	113,172
Serco Group PLC	343,960	777,181
Serica Energy PLC	37,192	68,506
Softcat PLC	9,985	218,234
Spectris PLC	10,505	342,032
Spirax Group PLC	6,018	502,325
Spire Healthcare Group PLC	62,644	174,477
Spirent Communications PLC *	114,994	249,109
SSP Group PLC	149,147	309,797
St. James's Place PLC	54,310	569,745
SThree PLC	57,058	260,082
Synthomer PLC *	56,990	131,764
Tate & Lyle PLC	49,854	482,132
TBC Bank Group PLC	3,228	114,465
Telecom Plus PLC	11,495	249,014
THG PLC *	215,108	129,757
TI Fluid Systems PLC	212,754	466,920
TORM PLC, Class A	3,024	79,464
Tritax Big Box REIT PLC	104,127	189,450
Tullow Oil PLC *	548,350	167,859
UNITE Group PLC	14,959	169,217
Vanquis Banking Group PLC	62,962	36,656
Vesuvius PLC	96,597	444,112
Victrex PLC	19,539	214,658
Vistry Group PLC *	51,879	609,670
Watches of Switzerland Group PLC *	46,377	243,808
Weir Group PLC	32,342	870,972
WH Smith PLC	12,627	214,921
Whitbread PLC	11,082	431,166
Wickes Group PLC	66,096	136,364
Workspace Group PLC	10,390	74,088
Zigup PLC	108,903	496,579
		49,110,716

United States 0.2%
Constellium SE, Class A *	16,164	179,420
Coronado Global Resources, Inc.	668,344	445,215
Dole PLC	19,087	308,255
Magnachip Semiconductor Corp. *	15,666	69,087
See financial notes
58
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SolarEdge Technologies, Inc. *	6,444	109,935
		1,111,912
Total Common Stocks (Cost $465,379,002)		571,457,108

PREFERRED STOCKS 0.2% OF NET ASSETS

Germany 0.2%
Draegerwerk AG & Co. KGaA	3,605	175,088
Jungheinrich AG	7,084	193,907
KSB SE & Co. KGaA	148	93,694
Sartorius AG	1,037	268,641
Sixt SE	2,505	156,639
STO SE & Co. KGaA	542	71,896
		959,865

Italy 0.0%
Danieli & C Officine Meccaniche SpA	7,832	158,319

Republic of Korea 0.0%
Daishin Securities Co. Ltd.	3,615	40,928
Total Preferred Stocks (Cost $1,112,501)		1,159,112

RIGHTS 0.0% OF NET ASSETS

Italy 0.0%
Cir Dir Opz Az Ord Su Az Ord
expires 11/08/24, strike EUR 0.55 *(b)	177,263	0
Reply SpA
expires 11/28/24, strike EUR 130.96 *(b)	1,884	19,149
Sesa SpA
expires 11/28/24, strike EUR 110.20 *(b)	711	0
		19,149

Singapore 0.0%
ESR-LOGOS REIT
expires 11/01/24, strike SGD 0.31 *(b)	4,676	0
Total Rights (Cost $0)		19,149

WARRANTS 0.0% OF NET ASSETS

Italy 0.0%
Webuild SpA
expires 08/02/30 *(b)	9,173	26,013
Total Warrants (Cost $0)		26,013

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.8% OF NET ASSETS

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82% (d)(e)	4,437,667	4,437,667
Total Short-Term Investments (Cost $4,437,667)		4,437,667
Total Investments in Securities (Cost $470,929,170)		577,099,049

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 12/20/24	36	4,230,360	(217,125)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $4,219,468.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	Security is traded on separate exchanges for the same issuer.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
EUR —	Euro
SGD —	Singapore Dollar

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Industrials	24.8%
Consumer Discretionary	13.4%
Financials	11.3%
Materials	11.1%
Consumer Staples	8.1%
Real Estate	7.4%
Information Technology	7.2%
Health Care	5.2%
Communication Services	4.9%
Energy	3.0%
Utilities	2.9%
Short-Term Investments	0.8%
Total	100.1%

(a)	Excludes derivatives.
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
59

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$1,553,047	$—	$1,553,047
Australia	348,981	28,815,599	0 *	29,164,580
Austria	560,437	2,854,902	—	3,415,339
Belgium	643,547	5,431,936	—	6,075,483
Canada	46,169,117	154,085	—	46,323,202
China	1,023,338	3,488,694	—	4,512,032
Cyprus	132,980	37,376	—	170,356
Denmark	1,225,512	8,165,038	—	9,390,550
Finland	2,798,777	4,419,716	—	7,218,493
France	915,313	19,573,790	—	20,489,103
Germany	1,329,093	17,823,673	—	19,152,766
Gibraltar	46,121	—	—	46,121
Guernsey	235,831	—	0 *	235,831
Hong Kong	1,361,067	10,948,450	0 *	12,309,517
Iraq	69,385	—	—	69,385
Ireland	1,221,315	1,273,517	—	2,494,832
Isle Of Man	334,624	—	—	334,624
Israel	1,133,305	9,553,778	—	10,687,083
Italy	680,734	10,627,594	0 *	11,308,328
Japan	1,541,666	196,684,975	—	198,226,641
Jersey	1,317,671	628,098	—	1,945,769
Luxembourg	317,322	2,669,050	0 *	2,986,372
Netherlands	739,033	9,817,158	—	10,556,191
New Zealand	2,708,119	2,310,670	—	5,018,789
Norway	4,041,503	5,448,803	—	9,490,306
Poland	2,171,168	4,291,306	—	6,462,474
Portugal	1,128,497	533,368	—	1,661,865
Republic of Korea	315,933	41,051,920	—	41,367,853
Singapore	1,498,689	8,664,025	—	10,162,714
Spain	1,311,898	7,036,326	72 *	8,348,296
Sweden	2,199,922	19,831,091	—	22,031,013
Switzerland	1,198,219	16,827,306	—	18,025,525
United Kingdom	16,071,734	33,038,982	—	49,110,716
United States	666,697	445,215	—	1,111,912
Preferred Stocks[1]	—	199,247	—	199,247
Germany	268,782	691,083	—	959,865
Rights
Italy	—	—	19,149 *	19,149
Singapore	—	—	0 *	0
Warrants
Italy	—	—	26,013	26,013
Short-Term Investments[1]	4,437,667	—	—	4,437,667
See financial notes
60
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Liabilities
Futures Contracts[2]	($217,125 )	$—	$—	($217,125 )
Total	$101,946,872	$474,889,818	$45,234	$576,881,924

*	Level 3 amount shown includes securities determined to have no value at October 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
61

Schwab Fundamental International Small Equity Index Fund
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - unaffiliated issuers (cost $470,929,170) including securities on loan of $4,219,468		$577,099,049
Cash		882,448
Foreign currency, at value (cost $345,557)		341,042
Deposit with broker for futures contracts		198,290
Receivables:
Fund shares sold		4,655,102
Dividends		2,431,205
Foreign tax reclaims		827,538
Investments sold		110,975
Income from securities on loan	+	20,127
Total assets		586,565,776

Liabilities
Collateral held for securities on loan		4,437,667
Payables:
Investments bought		4,878,659
Fund shares redeemed		596,894
Investment adviser fees		195,171
Variation margin on futures contracts	+	24,904
Total liabilities		10,133,295
Net assets		$576,432,481

Net Assets by Source
Capital received from investors		$490,612,664
Total distributable earnings	+	85,819,817
Net assets		$576,432,481

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$576,432,481		43,563,165		$13.23

See financial notes
62
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity Index Fund
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $2,361,442)		$16,853,176
Other Interest		663
Securities on loan, net	+	333,291
Total investment income		17,187,130

Expenses
Investment adviser fees		2,254,455
Professional fees	+	6,895 [1]
Total expenses		2,261,350
Expense reduction	–	6,895 [1]
Net expenses	–	2,254,455
Net investment income		14,932,675

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		18,425,727
Net realized gains on futures contracts		453,300
Net realized losses on foreign currency transactions	+	(138,963)
Net realized gains		18,740,064
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		70,980,741
Net change in unrealized appreciation (depreciation) on futures contracts		(77,903)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(47,352)
Net change in unrealized appreciation (depreciation)	+	70,855,486
Net realized and unrealized gains		89,595,550
Increase in net assets resulting from operations		$104,528,225

[1]
Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund
(see financial notes 2(d) and 4 for additional information).

See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
63

Schwab Fundamental International Small Equity Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$14,932,675	$14,358,842
Net realized gains (losses)		18,740,064	(1,668,214)
Net change in unrealized appreciation (depreciation)	+	70,855,486	52,273,567
Increase in net assets resulting from operations		$104,528,225	$64,964,195

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($18,018,592 )	($26,973,296 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,145,625	$65,878,606	6,830,988	$81,876,035
Shares reinvested		1,128,372	13,946,682	1,831,459	20,622,221
Shares redeemed	+	(8,921,096)	(114,194,679)	(12,204,707)	(146,380,570)
Net transactions in fund shares		(2,647,099)	($34,369,391 )	(3,542,260)	($43,882,314 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		46,210,264	$524,292,239	49,752,524	$530,183,654
Total increase (decrease)	+	(2,647,099)	52,140,242	(3,542,260)	(5,891,415)
End of period		43,563,165	$576,432,481	46,210,264	$524,292,239
See financial notes
64
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$8.02	$7.35	$10.24	$7.51	$9.25
Income (loss) from investment operations:
Net investment income (loss)[1]	0.39	0.39	0.52	0.36	0.27
Net realized and unrealized gains (losses)	1.87	0.71	(2.96)	2.63	(1.65)
Total from investment operations	2.26	1.10	(2.44)	2.99	(1.38)
Less distributions:
Distributions from net investment income	(0.43)	(0.43)	(0.45)	(0.26)	(0.36)
Net asset value at end of period	$9.85	$8.02	$7.35	$10.24	$7.51
Total return	29.16%	15.14%	(24.86%)	40.39%	(15.68%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39%	0.39%	0.39%[2]	0.39%	0.39%
Net investment income (loss)	4.29%	4.75%	5.83%	3.75%	3.32%
Portfolio turnover rate	20%	20%	24%	32%	32%
Net assets, end of period (x 1,000)	$933,156	$695,445	$604,159	$707,652	$550,134

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
65

Schwab Fundamental Emerging Markets Equity Index Fund
Portfolio Holdings  as of October 31, 2024

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 95.7% OF NET ASSETS

Brazil 6.4%
Ambev SA	917,435	2,005,982
B3 SA - Brasil Bolsa Balcao	568,415	1,044,226
Banco Bradesco SA	441,506	972,995
Banco do Brasil SA	695,650	3,168,445
Banco Santander Brasil SA	166,817	784,899
Centrais Eletricas Brasileiras SA	193,449	1,270,608
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	66,259	1,055,394
Cia Energetica de Minas Gerais	88,327	221,700
Cia Paranaense de Energia - Copel	108,359	163,263
Cia Siderurgica Nacional SA	401,259	816,969
Equatorial Energia SA	153,848	854,815
Itau Unibanco Holding SA	103,199	538,943
JBS SA	919,223	5,725,963
Klabin SA	207,413	748,436
Marfrig Global Foods SA *	270,193	733,334
Natura & Co. Holding SA	133,680	317,036
Petroleo Brasileiro SA	1,971,158	13,318,589
Suzano SA	160,101	1,655,320
Telefonica Brasil SA	163,557	1,489,325
Ultrapar Participacoes SA	393,875	1,423,316
Vale SA	1,678,245	18,016,552
Vibra Energia SA	821,819	3,171,614
		59,497,724

Chile 0.5%
Banco de Chile	8,321,361	966,594
Cencosud SA	713,351	1,467,983
Empresas CMPC SA	524,571	835,346
Empresas Copec SA	239,172	1,509,021
		4,778,944

China 35.0%
Agile Group Holdings Ltd. *(a)	11,224,000	1,338,814
Agricultural Bank of China Ltd., A Shares	1,824,300	1,212,421
Agricultural Bank of China Ltd., H Shares	10,696,600	5,255,733
Alibaba Group Holding Ltd.	2,268,392	27,747,666
Aluminum Corp. of China Ltd., A Shares	396,200	424,018
Aluminum Corp. of China Ltd., H Shares	1,432,000	912,400
Anhui Conch Cement Co. Ltd., A Shares	216,000	811,662
Anhui Conch Cement Co. Ltd., H Shares	808,500	2,348,565
ANTA Sports Products Ltd.	106,000	1,131,357
BAIC Motor Corp. Ltd., H Shares	6,403,000	1,768,301
Baidu, Inc., A Shares *	326,700	3,727,915
Bank of Beijing Co. Ltd., A Shares	604,800	480,315
Bank of China Ltd., A Shares	967,600	655,202
Bank of China Ltd., H Shares	29,309,234	13,911,034
Bank of Communications Co. Ltd., A Shares	1,220,900	1,219,880
Bank of Communications Co. Ltd., H Shares	2,988,000	2,263,066
BOE Technology Group Co. Ltd., A Shares	904,000	592,844
BYD Co. Ltd., A Shares	8,000	329,366
BYD Co. Ltd., H Shares	52,500	1,896,227
China CITIC Bank Corp. Ltd., A Shares	307,800	282,609
China CITIC Bank Corp. Ltd., H Shares	4,120,000	2,567,772
China Coal Energy Co. Ltd., A Shares	250,900	456,487
China Coal Energy Co. Ltd., H Shares	731,000	911,907
China Communications Services Corp. Ltd., H Shares	2,136,000	1,147,562
SECURITY	NUMBER OF SHARES	VALUE ($)
China Construction Bank Corp., A Shares	419,800	467,831
China Construction Bank Corp., H Shares	43,279,960	33,595,484
China Everbright Bank Co. Ltd., A Shares	1,959,400	949,761
China Everbright Bank Co. Ltd., H Shares	2,940,000	993,775
China Gas Holdings Ltd.	688,200	590,994
China Hongqiao Group Ltd.	1,399,500	2,248,569
China Life Insurance Co. Ltd., A Shares	5,600	32,949
China Life Insurance Co. Ltd., H Shares	753,000	1,596,165
China Mengniu Dairy Co. Ltd.	738,000	1,652,721
China Merchants Bank Co. Ltd., A Shares	452,300	2,375,403
China Merchants Bank Co. Ltd., H Shares	992,150	4,855,110
China Minsheng Banking Corp. Ltd., A Shares	2,602,700	1,381,820
China Minsheng Banking Corp. Ltd., H Shares	5,089,910	1,890,487
China National Building Material Co. Ltd., H Shares	9,836,000	4,184,638
China Pacific Insurance Group Co. Ltd., A Shares	108,200	559,467
China Pacific Insurance Group Co. Ltd., H Shares	629,000	2,184,425
China Petroleum & Chemical Corp., A Shares	1,589,900	1,380,405
China Petroleum & Chemical Corp., H Shares	20,088,400	11,315,601
China Railway Group Ltd., A Shares	888,400	800,113
China Railway Group Ltd., H Shares	2,489,000	1,242,057
China Resources Building Materials Technology Holdings Ltd.	1,498,000	387,409
China Resources Gas Group Ltd.	264,700	1,020,585
China Resources Land Ltd.	1,038,500	3,461,770
China Shenhua Energy Co. Ltd., A Shares	115,600	650,119
China Shenhua Energy Co. Ltd., H Shares	864,000	3,741,052
China State Construction Engineering Corp. Ltd., A Shares	2,178,900	1,843,974
China Tower Corp. Ltd., H Shares	16,340,000	2,204,770
China United Network Communications Ltd., A Shares	1,469,850	1,029,982
China Vanke Co. Ltd., A Shares *	966,300	1,262,452
China Vanke Co. Ltd., H Shares *	2,231,000	2,124,049
China Yongda Automobiles Services Holdings Ltd.	3,787,000	781,253
CITIC Securities Co. Ltd., A Shares	107,300	423,685
CITIC Securities Co. Ltd., H Shares	124,500	343,849
COSCO SHIPPING Holdings Co. Ltd., A Shares	448,500	917,953
COSCO SHIPPING Holdings Co. Ltd., H Shares	1,370,000	2,028,881
Country Garden Holdings Co. Ltd. *(b)	8,887,765	506,772
CRRC Corp. Ltd., A Shares	499,330	583,114
CRRC Corp. Ltd., H Shares	1,159,000	750,184
Dongfeng Motor Group Co. Ltd., H Shares	1,143,000	352,413
ENN Energy Holdings Ltd.	216,000	1,521,782
GCL Technology Holdings Ltd. *	2,768,000	611,194
Geely Automobile Holdings Ltd.	2,026,000	3,561,502
Guangzhou R&F Properties Co. Ltd., H Shares *	8,326,146	1,650,198
Haier Smart Home Co. Ltd., A Shares	111,100	456,209
Haier Smart Home Co. Ltd., H Shares	501,000	1,818,241
Hengan International Group Co. Ltd.	133,000	392,730
Huaneng Power International, Inc., A Shares	103,000	104,997
Huaneng Power International, Inc., H Shares	664,000	355,769
Industrial & Commercial Bank of China Ltd., A Shares	1,679,800	1,426,018
See financial notes
66
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Industrial & Commercial Bank of China Ltd., H Shares	29,952,172	17,966,992
Industrial Bank Co. Ltd., A Shares	785,000	2,016,204
JD.com, Inc., A Shares	339,021	6,875,084
JD.com, Inc., ADR	211,759	8,601,651
Jiangxi Copper Co. Ltd., A Shares	124,000	377,508
Jiangxi Copper Co. Ltd., H Shares	902,000	1,517,262
KE Holdings, Inc., ADR	33,937	744,238
Kingboard Holdings Ltd.	342,500	829,351
Kunlun Energy Co. Ltd.	2,304,000	2,185,025
Kweichow Moutai Co. Ltd., A Shares	4,000	858,414
Li Ning Co. Ltd.	327,500	668,233
Longfor Group Holdings Ltd.	1,711,000	2,771,831
Lufax Holding Ltd., ADR	370,821	993,800
Meituan, B Shares *	162,970	3,851,041
Midea Group Co. Ltd., A Shares	70,800	709,141
NetEase, Inc.	149,643	2,407,575
PDD Holdings, Inc., ADR *	6,729	811,450
People's Insurance Co. Group of China Ltd., A Shares	143,800	143,606
People's Insurance Co. Group of China Ltd., H Shares	2,317,000	1,169,516
PetroChina Co. Ltd., A Shares	785,200	892,203
PetroChina Co. Ltd., H Shares	9,976,000	7,491,119
PICC Property & Casualty Co. Ltd., H Shares	2,408,000	3,652,863
Ping An Bank Co. Ltd., A Shares	680,500	1,088,881
Ping An Insurance Group Co. of China Ltd., A Shares	501,500	3,942,486
Ping An Insurance Group Co. of China Ltd., H Shares	2,559,500	15,858,098
Postal Savings Bank of China Co. Ltd., A Shares	385,600	282,405
Postal Savings Bank of China Co. Ltd., H Shares	3,108,000	1,784,866
Seazen Group Ltd. *(a)	5,756,000	1,738,541
Shanghai Pharmaceuticals Holding Co. Ltd., A Shares	113,900	309,860
Shanghai Pudong Development Bank Co. Ltd., A Shares	1,407,100	1,947,959
Shenzhou International Group Holdings Ltd.	99,500	768,340
Sinopharm Group Co. Ltd., H Shares	980,400	2,442,461
Sunac China Holdings Ltd. *(a)	4,227,000	1,478,218
Sunny Optical Technology Group Co. Ltd.	150,600	979,652
Tencent Holdings Ltd.	501,200	26,133,615
Tingyi Cayman Islands Holding Corp.	323,768	472,343
Vipshop Holdings Ltd., ADR	171,032	2,469,702
Weichai Power Co. Ltd., A Shares	197,700	370,878
Weichai Power Co. Ltd., H Shares	601,000	908,148
Xiaomi Corp., B Shares *	2,181,800	7,483,347
Yankuang Energy Group Co. Ltd., A Shares	81,885	177,388
Yankuang Energy Group Co. Ltd., H Shares	917,600	1,193,932
Zhongsheng Group Holdings Ltd.	651,500	1,001,869
Zijin Mining Group Co. Ltd., A Shares	214,500	502,733
Zijin Mining Group Co. Ltd., H Shares	612,000	1,303,604
ZTO Express Cayman, Inc., ADR	25,319	585,122
		326,762,359

Colombia 0.1%
Bancolombia SA	44,125	376,911
Ecopetrol SA	1,221,421	469,220
SECURITY	NUMBER OF SHARES	VALUE ($)
Ecopetrol SA, ADR (a)	46,126	355,170
		1,201,301

Czech Republic 0.1%
CEZ AS	31,426	1,217,732

Greece 0.3%
Alpha Services & Holdings SA	726,837	1,094,856
Eurobank Ergasias Services & Holdings SA, Class H	239,545	495,671
National Bank of Greece SA	108,611	850,937
		2,441,464

Hong Kong 2.3%
Beijing Enterprises Holdings Ltd.	122,000	399,714
BOC Hong Kong Holdings Ltd.	385,000	1,256,921
China Everbright Environment Group Ltd.	2,452,000	1,187,382
China Jinmao Holdings Group Ltd.	9,472,000	1,470,449
China Overseas Land & Investment Ltd.	2,456,000	4,692,968
China Resources Power Holdings Co. Ltd.	594,000	1,428,866
China Taiping Insurance Holdings Co. Ltd.	491,800	847,100
CITIC Ltd.	4,311,000	5,063,742
CSPC Pharmaceutical Group Ltd.	1,490,000	1,103,096
Fosun International Ltd.	1,956,000	1,110,499
Lenovo Group Ltd.	1,284,000	1,693,129
Nine Dragons Paper Holdings Ltd. *	776,000	337,956
Orient Overseas International Ltd.	37,000	504,355
Sino Biopharmaceutical Ltd.	829,000	376,587
		21,472,764

Hungary 0.4%
MOL Hungarian Oil & Gas PLC	331,490	2,300,387
OTP Bank Nyrt	34,741	1,729,616
		4,030,003

India 11.2%
Axis Bank Ltd.	181,391	2,491,795
Bharat Petroleum Corp. Ltd.	973,455	3,590,880
Bharti Airtel Ltd.	161,679	3,094,612
Bharti Airtel Ltd. - Partly Paid Shares	4,598	65,772
Coal India Ltd.	340,901	1,828,577
GAIL India Ltd.	743,908	1,762,669
Grasim Industries Ltd.	59,706	1,912,124
HCL Technologies Ltd.	112,326	2,350,377
HDFC Bank Ltd.	203,482	4,182,513
Hero MotoCorp Ltd.	13,928	823,568
Hindalco Industries Ltd.	402,131	3,263,053
Hindustan Petroleum Corp. Ltd.	662,289	2,994,676
Hindustan Unilever Ltd.	43,964	1,319,967
ICICI Bank Ltd.	200,421	3,074,368
Indian Oil Corp. Ltd.	2,027,764	3,417,555
IndusInd Bank Ltd.	34,098	426,585
Infosys Ltd.	364,790	7,611,213
ITC Ltd.	411,254	2,386,050
JSW Steel Ltd.	151,871	1,733,997
Kotak Mahindra Bank Ltd.	35,264	723,977
Larsen & Toubro Ltd.	65,300	2,805,072
Mahindra & Mahindra Ltd.	84,867	2,740,562
Maruti Suzuki India Ltd.	11,886	1,560,064
NTPC Ltd.	775,827	3,752,351
Oil & Natural Gas Corp. Ltd.	1,537,139	4,847,714
Petronet LNG Ltd.	154,876	611,155
Power Finance Corp. Ltd.	338,124	1,816,484
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
67

Schwab Fundamental Emerging Markets Equity Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Power Grid Corp. of India Ltd.	508,874	1,935,746
Rajesh Exports Ltd. *	449,889	1,377,089
REC Ltd.	137,989	851,968
Reliance Industries Ltd.	314,389	4,971,111
Reliance Industries Ltd., Interim Shares *(b)	314,389	4,971,111
State Bank of India	241,788	2,352,902
Steel Authority of India Ltd.	401,299	549,781
Sun Pharmaceutical Industries Ltd.	57,052	1,252,021
Tata Consultancy Services Ltd.	88,308	4,153,750
Tata Motors Ltd.	253,326	2,505,658
Tata Steel Ltd.	2,575,232	4,526,028
Tech Mahindra Ltd.	84,560	1,609,516
UltraTech Cement Ltd.	7,837	1,029,122
UPL Ltd.	139,880	919,541
Vedanta Ltd.	492,304	2,709,971
Wipro Ltd.	186,150	1,211,727
		104,114,772

Indonesia 1.5%
Adaro Energy Indonesia Tbk. PT	5,599,500	1,288,801
Astra International Tbk. PT	6,834,900	2,218,931
Bank Central Asia Tbk. PT	2,695,900	1,760,623
Bank Mandiri Persero Tbk. PT	4,518,800	1,918,315
Bank Rakyat Indonesia Persero Tbk. PT	8,057,696	2,456,421
Telkom Indonesia Persero Tbk. PT	14,148,600	2,528,959
United Tractors Tbk. PT	769,100	1,342,480
		13,514,530

Kuwait 0.5%
Kuwait Finance House KSCP	520,927	1,223,006
Mobile Telecommunications Co. KSCP	816,921	1,215,302
National Bank of Kuwait SAKP	815,629	2,258,561
		4,696,869

Malaysia 1.2%
Axiata Group Bhd.	1,015,413	522,156
CIMB Group Holdings Bhd.	1,033,753	1,874,534
Genting Bhd.	462,300	415,308
Malayan Banking Bhd.	1,154,040	2,763,710
Petronas Chemicals Group Bhd.	335,900	413,712
Public Bank Bhd.	1,651,225	1,661,598
Sime Darby Bhd.	979,500	516,552
Tenaga Nasional Bhd.	1,049,900	3,358,775
		11,526,345

Mexico 2.7%
Alfa SAB de CV, A Shares	3,053,375	2,212,646
America Movil SAB de CV, Series B	6,733,725	5,320,482
Cemex SAB de CV, Series CPO	4,367,045	2,300,340
Fibra Uno Administracion SA de CV	321,328	369,994
Fomento Economico Mexicano SAB de CV	329,591	3,199,303
Grupo Bimbo SAB de CV, Series A	279,162	867,224
Grupo Financiero Banorte SAB de CV, O Shares	424,003	2,952,414
Grupo Mexico SAB de CV, Series B	666,205	3,485,594
Grupo Televisa SAB, Series CPO	3,001,843	1,494,208
Nemak SAB de CV *	2,994,859	315,808
Ollamani SAB *	62,738	106,604
Orbia Advance Corp. SAB de CV	854,655	784,201
Wal-Mart de Mexico SAB de CV	755,572	2,077,592
		25,486,410

SECURITY	NUMBER OF SHARES	VALUE ($)
Qatar 0.8%
Industries Qatar QSC	157,751	577,599
Ooredoo QPSC	353,820	1,111,700
Qatar Fuel QSC	332,872	1,401,518
Qatar Islamic Bank QPSC	194,728	1,094,975
Qatar National Bank QPSC	738,737	3,516,060
		7,701,852

Saudi Arabia 2.1%
Al Rajhi Bank	86,336	2,017,293
Riyad Bank	138,089	943,871
SABIC Agri-Nutrients Co.	9,901	299,459
Saudi Arabian Mining Co. *	26,796	401,158
Saudi Arabian Oil Co.	503,115	3,613,903
Saudi Awwal Bank	37,792	340,178
Saudi Basic Industries Corp.	258,155	4,997,169
Saudi Electricity Co.	305,414	1,330,681
Saudi National Bank	198,815	1,747,768
Saudi Telecom Co.	336,586	3,777,587
		19,469,067

South Africa 4.4%
Absa Group Ltd.	273,508	2,616,089
Anglo American Platinum Ltd.	30,567	1,201,509
Bid Corp. Ltd.	64,341	1,522,396
Bidvest Group Ltd.	75,225	1,217,301
Exxaro Resources Ltd.	100,240	945,272
FirstRand Ltd.	938,489	4,123,434
Gold Fields Ltd.	121,932	2,010,789
Impala Platinum Holdings Ltd. *	498,336	3,289,281
MTN Group Ltd.	849,867	4,219,447
Naspers Ltd., N Shares	8,271	1,954,830
Nedbank Group Ltd.	142,376	2,398,749
Old Mutual Ltd.	1,704,090	1,176,333
Sanlam Ltd.	322,424	1,604,439
Sappi Ltd.	428,245	1,152,155
Sasol Ltd.	246,000	1,382,648
Shoprite Holdings Ltd.	112,714	1,946,616
Sibanye Stillwater Ltd. *	2,531,406	2,951,235
Standard Bank Group Ltd.	317,812	4,375,484
Vodacom Group Ltd.	201,457	1,261,260
		41,349,267

Taiwan 20.7%
Acer, Inc.	928,496	1,150,567
ASE Technology Holding Co. Ltd.	1,000,000	4,715,797
Asia Cement Corp.	699,000	1,015,728
Asustek Computer, Inc.	227,041	4,009,068
AUO Corp. *	4,821,440	2,483,978
Catcher Technology Co. Ltd.	225,000	1,637,586
Cathay Financial Holding Co. Ltd.	1,585,622	3,348,745
Chailease Holding Co. Ltd.	200,052	936,800
China Steel Corp.	4,252,198	2,974,000
Chunghwa Telecom Co. Ltd.	677,956	2,573,478
Compal Electronics, Inc.	2,848,305	3,126,719
CTBC Financial Holding Co. Ltd.	2,394,201	2,654,149
Delta Electronics, Inc.	219,590	2,712,129
E.Sun Financial Holding Co. Ltd.	1,171,506	996,168
Evergreen Marine Corp. Taiwan Ltd.	887,000	5,620,129
Far Eastern New Century Corp.	1,287,817	1,486,045
Far EasTone Telecommunications Co. Ltd.	170,000	469,436
First Financial Holding Co. Ltd.	1,227,591	1,033,700
Formosa Chemicals & Fibre Corp.	1,379,442	1,645,654
Formosa Petrochemical Corp.	471,330	705,769
See financial notes
68
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Formosa Plastics Corp.	1,246,732	1,828,333
Fubon Financial Holding Co. Ltd.	1,516,351	4,235,862
Hon Hai Precision Industry Co. Ltd.	5,766,572	36,962,135
Innolux Corp.	5,811,411	2,801,669
Inventec Corp.	902,639	1,248,384
KGI Financial Holding Co. Ltd.	2,877,000	1,482,444
Largan Precision Co. Ltd.	16,050	1,124,153
Lite-On Technology Corp., ADR	402,167	1,260,711
MediaTek, Inc.	178,838	6,961,835
Mega Financial Holding Co. Ltd.	1,122,213	1,367,299
Micro-Star International Co. Ltd.	194,000	1,061,208
Nan Ya Plastics Corp.	1,686,622	2,173,087
Novatek Microelectronics Corp.	98,000	1,514,230
Pegatron Corp.	1,265,264	3,836,490
Pou Chen Corp.	1,415,267	1,654,683
Powertech Technology, Inc.	253,000	985,158
President Chain Store Corp.	47,237	433,722
Quanta Computer, Inc.	417,500	3,791,459
Realtek Semiconductor Corp.	27,000	396,157
Shin Kong Financial Holding Co. Ltd. *	1,496,266	529,448
Synnex Technology International Corp.	594,850	1,306,571
Taiwan Cooperative Financial Holding Co. Ltd.	523,880	409,607
Taiwan Mobile Co. Ltd.	324,196	1,142,614
Taiwan Semiconductor Manufacturing Co. Ltd.	1,522,803	47,754,313
TCC Group Holdings Co. Ltd.	1,578,926	1,568,533
Unimicron Technology Corp.	60,000	293,027
Uni-President Enterprises Corp.	1,109,678	3,107,540
United Microelectronics Corp.	2,313,965	3,338,464
Walsin Lihwa Corp.	466,420	427,476
Wan Hai Lines Ltd.	543,000	1,437,601
Wistron Corp.	757,682	2,546,695
WPG Holdings Ltd.	797,880	1,812,837
Yageo Corp.	75,517	1,284,424
Yang Ming Marine Transport Corp.	1,600,000	3,284,832
Yuanta Financial Holding Co. Ltd.	1,609,891	1,614,666
Zhen Ding Technology Holding Ltd.	261,000	900,006
		193,173,318

Thailand 2.9%
Advanced Info Service PCL NVDR	187,575	1,526,851
Bangkok Bank PCL NVDR	277,300	1,206,866
Bangkok Dusit Medical Services PCL NVDR	512,900	418,085
Banpu PCL NVDR	5,876,400	1,088,104
Charoen Pokphand Foods PCL NVDR	2,563,000	1,886,440
CP ALL PCL NVDR	857,000	1,606,344
Kasikornbank PCL NVDR	637,000	2,760,882
Krung Thai Bank PCL NVDR	906,700	550,704
PTT Exploration & Production PCL NVDR	334,200	1,255,198
PTT Global Chemical PCL NVDR	1,649,700	1,271,582
PTT PCL NVDR	8,218,870	8,165,301
SCB X PCL NVDR	630,500	2,120,425
Siam Cement PCL NVDR	333,900	2,078,612
Thai Oil PCL NVDR	639,585	777,530
		26,712,924

Turkey 1.3%
Akbank TAS	1,189,784	1,756,984
BIM Birlesik Magazalar AS	91,286	1,242,811
Eregli Demir ve Celik Fabrikalari TAS	1,058,868	1,470,951
Haci Omer Sabanci Holding AS	523,622	1,272,188
KOC Holding AS	258,872	1,276,621
Turk Hava Yollari AO *	157,385	1,251,759
Turkcell Iletisim Hizmetleri AS	459,692	1,136,668
SECURITY	NUMBER OF SHARES	VALUE ($)
Turkiye Is Bankasi AS, Class C	3,065,495	1,053,790
Turkiye Petrol Rafinerileri AS	253,944	1,071,656
Yapi ve Kredi Bankasi AS	1,243,431	889,335
		12,422,763

United Arab Emirates 0.8%
Abu Dhabi Commercial Bank PJSC	240,560	584,734
Dubai Islamic Bank PJSC	252,079	428,351
Emaar Properties PJSC	892,779	2,110,832
Emirates NBD Bank PJSC	148,493	768,127
Emirates Telecommunications Group Co. PJSC	296,133	1,428,643
First Abu Dhabi Bank PJSC	513,473	1,834,983
		7,155,670

United Kingdom 0.2%
Anglogold Ashanti PLC	46,199	1,288,912

United States 0.3%
Yum China Holdings, Inc. (c)	25,771	1,136,759
Yum China Holdings, Inc. (c)	40,450	1,817,637
		2,954,396
Total Common Stocks (Cost $661,819,908)		892,969,386

PREFERRED STOCKS 3.8% OF NET ASSETS

Brazil 3.5%
Banco Bradesco SA	1,501,044	3,731,253
Centrais Eletricas Brasileiras SA, B Shares	39,725	290,057
Cia Energetica de Minas Gerais	508,880	1,000,876
Cia Paranaense de Energia - Copel, B Shares	460,297	781,109
Gerdau SA	816,485	2,584,663
Itau Unibanco Holding SA	984,656	5,964,928
Metalurgica Gerdau SA	831,355	1,476,936
Petroleo Brasileiro SA	2,629,273	16,332,612
Raizen SA	1,523,627	737,974
		32,900,408

Chile 0.1%
Sociedad Quimica y Minera de Chile SA, Class B	25,916	993,036

Colombia 0.2%
Bancolombia SA	162,263	1,298,764
Total Preferred Stocks (Cost $27,197,851)		35,192,208
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
69

Schwab Fundamental Emerging Markets Equity Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82% (d)(e)	2,184,586	2,184,586
Total Short-Term Investments (Cost $2,184,586)		2,184,586
Total Investments in Securities (Cost $691,202,345)		930,346,180

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 12/20/24	83	4,674,975	(72,255)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,062,070.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	Security is traded on separate exchanges for the same issuer.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Financials	27.0%
Information Technology	18.2%
Energy	11.9%
Materials	10.8%
Consumer Discretionary	9.4%
Communication Services	7.5%
Industrials	4.6%
Consumer Staples	3.8%
Utilities	2.9%
Real Estate	2.8%
Other (b)	0.6%
Short-Term Investments	0.2%
Total	99.7%

(a)	Excludes derivatives.
(b)	Includes holdings within sectors that are less than 1.0% of net assets.

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$265,342,599	$—	$265,342,599
Brazil	59,497,724	—	—	59,497,724
Chile	835,346	3,943,598	—	4,778,944
China	14,629,648	311,625,939	506,772	326,762,359
Colombia	1,201,301	—	—	1,201,301
Czech Republic	1,217,732	—	—	1,217,732
India	—	99,143,661	4,971,111	104,114,772
Indonesia	1,760,623	11,753,907	—	13,514,530
Mexico	25,486,410	—	—	25,486,410
Qatar	2,513,218	5,188,634	—	7,701,852
Saudi Arabia	4,997,169	14,471,898	—	19,469,067
South Africa	12,361,120	28,988,147	—	41,349,267
Turkey	6,814,590	5,608,173	—	12,422,763
United Arab Emirates	2,196,770	4,958,900	—	7,155,670
United States	1,136,759	1,817,637	—	2,954,396
See financial notes
70
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity Index Fund
Portfolio Holdings  as of October 31, 2024 (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets (continued)
Preferred Stocks[1]	$—	$993,036	$—	$993,036
Brazil	32,900,408	—	—	32,900,408
Colombia	1,298,764	—	—	1,298,764
Short-Term Investments[1]	2,184,586	—	—	2,184,586
Liabilities
Futures Contracts[2]	(72,255)	—	—	(72,255)
Total	$170,959,913	$753,836,129	$5,477,883	$930,273,925

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
71

Schwab Fundamental Emerging Markets Equity Index Fund
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - unaffiliated issuers (cost $691,202,345) including securities on loan of $2,062,070		$930,346,180
Cash		6,654,079
Foreign currency, at value (cost $1,923,588)		1,913,205
Deposit with broker for futures contracts		195,768
Receivables:
Dividends		1,776,619
Fund shares sold		1,708,552
Income from securities on loan	+	29,828
Total assets		942,624,231

Liabilities
Collateral held for securities on loan		2,184,586
Payables:
Foreign capital gains tax		6,256,159
Fund shares redeemed		451,796
Investment adviser fees		317,919
Investments bought		241,830
Variation margin on futures contracts	+	15,756
Total liabilities		9,468,046
Net assets		$933,156,185

Net Assets by Source
Capital received from investors		$832,871,870
Total distributable earnings	+	100,284,315
Net assets		$933,156,185

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$933,156,185		94,702,611		$9.85

See financial notes
72
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity Index Fund
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $4,269,179)		$38,807,086
Other Interest		163,267
Securities on loan, net	+	178,332
Total investment income		39,148,685

Expenses
Investment adviser fees		3,259,416
Total expenses	–	3,259,416
Net investment income		35,889,269

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers (net of foreign capital gains tax paid of $2,590,794)		3,386,445
Net realized gains on futures contracts		775,498
Net realized losses on foreign currency transactions	+	(386,277)
Net realized gains		3,775,666
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers (net of change in foreign capital gains tax of ($3,711,301))		168,837,501
Net change in unrealized appreciation (depreciation) on futures contracts		15,801
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(55,103)
Net change in unrealized appreciation (depreciation)	+	168,798,199
Net realized and unrealized gains		172,573,865
Increase in net assets resulting from operations		$208,463,134
See financial notes
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
73

Schwab Fundamental Emerging Markets Equity Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$35,889,269	$33,974,624
Net realized gains (losses)		3,775,666	(3,536,349)
Net change in unrealized appreciation (depreciation)	+	168,798,199	60,740,349
Increase in net assets resulting from operations		$208,463,134	$91,178,624

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($37,187,563 )	($35,727,633 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		23,281,064	$207,468,797	22,274,568	$182,839,887
Shares reinvested		3,008,395	24,789,177	2,947,877	22,698,652
Shares redeemed	+	(18,338,843)	(165,822,201)	(20,616,360)	(169,703,400)
Net transactions in fund shares		7,950,616	$66,435,773	4,606,085	$35,835,139

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		86,751,995	$695,444,841	82,145,910	$604,158,711
Total increase	+	7,950,616	237,711,344	4,606,085	91,286,130
End of period		94,702,611	$933,156,185	86,751,995	$695,444,841
See financial notes
74
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental Index Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST
Schwab Fundamental U.S. Large Company Index Fund	Schwab Target 2015 Fund
Schwab Fundamental U.S. Small Company Index Fund	Schwab Target 2020 Fund
Schwab Fundamental International Equity Index Fund	Schwab Target 2025 Fund
Schwab Fundamental International Small Equity Index Fund	Schwab Target 2030 Fund
Schwab Fundamental Emerging Markets Equity Index Fund	Schwab Target 2035 Fund
Schwab Fundamental Global Real Estate Index Fund	Schwab Target 2040 Fund
Schwab S&P 500 Index Fund	Schwab Target 2045 Fund
Schwab Small-Cap Index Fund	Schwab Target 2050 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2055 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2060 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Target 2065 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2010 Index Fund
Schwab International Index Fund	Schwab Target 2015 Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Target 2020 Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Target 2025 Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2030 Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2035 Index Fund
Schwab International Opportunities Fund	Schwab Target 2040 Index Fund
Schwab Balanced Fund	Schwab Target 2045 Index Fund
Schwab Core Equity Fund	Schwab Target 2050 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2055 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2060 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2065 Index Fund
Schwab Health Care Fund	Schwab Monthly Income Fund - Target Payout
Schwab International Core Equity Fund	Schwab Monthly Income Fund - Flexible Payout
Schwab Target 2010 Fund	Schwab Monthly Income Fund - Income Payout
Effective June 21, 2024, the following name changes occurred: Schwab Fundamental US Large Company Index Fund changed to Schwab Fundamental U.S. Large Company Index Fund, Schwab Fundamental US Small Company Index Fund changed to Schwab Fundamental U.S. Small Company Index Fund, Schwab Fundamental International Large Company Index Fund changed to Schwab Fundamental International Equity Index Fund, Schwab Fundamental International Small Company Index Fund changed to Schwab Fundamental International Small Equity Index Fund, Schwab Fundamental Emerging Markets Large Company Index Fund changed to Schwab Fundamental Emerging Markets Equity Index Fund.
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab Fundamental U.S. Large Company Index Fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large U.S. companies based on their fundamental size and weight.
The Schwab Fundamental U.S. Small Company Index Fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of small U.S. companies based on their fundamental size and weight.
The Schwab Fundamental International Equity Index Fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large non-U.S. developed market companies based on their fundamental size and weight.
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
75

Schwab Fundamental Index Funds
Financial Notes (continued)

1. Business Structure of the Funds (continued):
The Schwab Fundamental International Small Equity Index Fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of small non-U.S. developed market companies based on their fundamental size and weight.
The Schwab Fundamental Emerging Markets Equity Index Fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large sized companies, based on their fundamental size and weight, in emerging market countries.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in mutual funds and exchange-traded funds (ETFs), which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of
76
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts. U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of a fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of October 31, 2024, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
77

Schwab Fundamental Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender), may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank.  Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent.  The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of October 31, 2024, Schwab Fundamental U.S. Large Company Index Fund, Schwab Fundamental U.S. Small Company Index Fund, Schwab Fundamental International Equity Index Fund, Schwab Fundamental International Small Equity Index Fund and Schwab Fundamental Emerging Markets Equity Index Fund had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of October 31, 2024, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Cash Investments: The funds, except for the Schwab Fundamental U.S. Large Company Index Fund and Schwab Fundamental U.S. Small Company Index Fund, may invest a portion of their assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the funds.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The Schwab Fundamental International Equity Index Fund, Schwab Fundamental International Small Equity Index Fund and Schwab Fundamental Emerging Markets Equity Index Fund may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in the net realized gains (losses) on sales of securities in each fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than
78
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in each fund’s Statement of Operations, if any. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The Schwab Fundamental International Equity Index Fund and Schwab Fundamental International Small Equity Index Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. The professional fees related to European Union foreign withholding tax claims are non-contingent and non-routine expenses which are subject to repayment to the investment adviser (see financial note 4 for additional information).
For U.S. income tax purposes, European Union reclaims received reduce the amounts of foreign taxes that the fund passes through to its shareholders. If European Union reclaims received exceed foreign withholding taxes paid, the Schwab Fundamental International Equity Index Fund and Schwab Fundamental International Small Equity Index Fund will evaluate the requirements for entering into a closing agreement with the Internal Revenue Service (IRS) to address any prior years’ U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. During the period ended October 31, 2024, the Schwab Fundamental International Equity Index Fund and Schwab Fundamental International Small Equity Index Fund did not incur any compliance fees.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and each fund, the investment adviser pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds. Such expenses are reflected in the NAVs of the underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
79

Schwab Fundamental Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in each fund’s Statement of Operations. Foreign taxes accrued as of October 31, 2024, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, a fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in an index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for a fund.
New Index Risk. Each fund’s comparative index was recently constituted and has not previously been utilized for a registered fund, which may create additional risks for investing in each fund.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
80
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental Index Funds
Financial Notes (continued)

3. Risk Factors (continued):
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Concentration Risk. To the extent that a fund’s or its respective index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities may also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs), which may be less liquid than the underlying shares in their primary trading market, and GDRs, in particular, many of which are issued by companies in emerging markets, may be more volatile. Foreign securities may also include investments in variable interest entities (VIEs) structures, which are created by China-based operating companies in jurisdictions outside of China to obtain indirect financing due to Chinese regulations that prohibit non-Chinese ownership of those companies. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Derivatives Risk. Each fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A fund’s use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested. A fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
81

Schwab Fundamental Index Funds
Financial Notes (continued)

3. Risk Factors (continued):
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Sampling Index Tracking Risk. To the extent a fund uses a sampling method, the fund may not fully replicate its respective index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to the Advisory Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB FUNDAMENTAL U.S. LARGE COMPANY INDEX FUND	SCHWAB FUNDAMENTAL U.S. SMALL COMPANY INDEX FUND	SCHWAB FUNDAMENTAL INTERNATIONAL EQUITY INDEX FUND	SCHWAB FUNDAMENTAL INTERNATIONAL SMALL EQUITY INDEX FUND	SCHWAB FUNDAMENTAL EMERGING MARKETS EQUITY INDEX FUND
0.25%	0.25%	0.25%	0.39%	0.39%
82
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental Index Funds
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Funds in the Fund Complex may own shares of other funds in the Fund Complex.  The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of October 31, 2024, as applicable:
UNDERLYING FUNDS
	SCHWAB FUNDAMENTAL U.S. LARGE COMPANY INDEX FUND	SCHWAB FUNDAMENTAL U.S. SMALL COMPANY INDEX FUND	SCHWAB FUNDAMENTAL INTERNATIONAL EQUITY INDEX FUND	SCHWAB FUNDAMENTAL INTERNATIONAL SMALL EQUITY INDEX FUND	SCHWAB FUNDAMENTAL EMERGING MARKETS EQUITY INDEX FUND
Schwab MarketTrack All Equity Portfolio	1.3%	1.8%	2.3%	8.1%	5.0%
Schwab MarketTrack Balanced Portfolio	0.6%	0.6%	0.8%	2.6%	1.6%
Schwab MarketTrack Conservative Portfolio	0.1%	0.1%	0.2%	0.6%	0.4%
Schwab MarketTrack Growth Portfolio	1.2%	1.4%	1.7%	5.6%	3.5%
Schwab Target 2010 Fund	0.0%*	— %	0.0%*	— %	— %
Schwab Target 2015 Fund	0.0%*	— %	0.0%*	— %	— %
Schwab Target 2020 Fund	0.1%	— %	0.1%	— %	— %
Schwab Target 2025 Fund	0.1%	— %	0.1%	— %	— %
Schwab Target 2030 Fund	0.3%	— %	0.3%	— %	— %
Schwab Target 2035 Fund	0.3%	— %	0.2%	— %	— %
Schwab Target 2040 Fund	0.6%	— %	0.4%	— %	— %
Schwab Target 2045 Fund	0.2%	— %	0.1%	— %	— %
Schwab Target 2050 Fund	0.2%	— %	0.1%	— %	— %
Schwab Target 2055 Fund	0.1%	— %	0.1%	— %	— %
Schwab Target 2060 Fund	0.1%	— %	0.0%*	— %	— %
Schwab Target 2065 Fund	0.0%*	— %	0.0%*	— %	— %

*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to European Union foreign withholding tax claims discussed in financial note 2(d) are non-contingent and non-routine expenses. The investment adviser agreed to pay these professional fees, on behalf of the funds, subject to reimbursement by the funds to the investment adviser to the extent the funds are able to successfully recover tax claims in the future.
For the period ended October 31, 2024, the professional fees incurred by the Schwab Fundamental International Equity Index Fund and Schwab Fundamental International Small Equity Index Fund and paid by the investment adviser were $55,470 and $6,895, respectively, as shown as Professional fees in each fund’s Statement of Operations.
During the period ended October 31, 2024, the Schwab Fundamental International Equity Index Fund recovered previously withheld foreign taxes from Finland. The payment received by the fund amounted to $184,423 and is recorded as Dividends received from securities — unaffiliated in the fund’s Statement of Operations. The investment adviser paid upfront professional fees associated with recovering these foreign taxes in the amount of $143,269, which has been reimbursed to the investment adviser by the fund and is recorded as Dividends received from securities — unaffiliated in the fund’s Statement of Operations. The Schwab Fundamental International Small Equity Index Fund did not recover any previously withheld foreign taxes and made no reimbursements to the investment adviser.
As of October 31, 2024, the balance of professional fees related to foreign withholding tax claims subject to future reimbursement by the Schwab Fundamental International Equity Index Fund and Schwab Fundamental International Small Equity Index Fund to the investment adviser were $16,084 and $8,959, respectively.
No other amounts for additional foreign withholding tax claims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
83

Schwab Fundamental Index Funds
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The funds may engage in direct transactions with other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser, trustees and/or officers. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended October 31, 2024, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab Fundamental U.S. Large Company Index Fund	$340,102,615	$200,901,690	($13,770,323 )
Schwab Fundamental U.S. Small Company Index Fund	99,883,206	76,841,306	8,564,305
Schwab Fundamental International Equity Index Fund	80,303,707	83,132,230	1,099,843
Schwab Fundamental International Small Equity Index Fund	50,023,959	23,726,975	7,121,878
Schwab Fundamental Emerging Markets Equity Index Fund	14,804,937	6,702,555	(589,780)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 26, 2024. On September 26, 2024, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1.2 billion, maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 26, 2024. On September 26, 2024, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
84
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental Index Funds
Financial Notes (continued)

 7. Derivatives:
Certain funds entered into futures contracts during the report period to equitize available cash. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts.
As of October 31, 2024, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Liability Derivatives
Schwab Fundamental U.S. Large Company Index Fund
Futures Contracts[1]	($358,251 )	($358,251 )
Schwab Fundamental U.S. Small Company Index Fund
Futures Contracts[1]	(38,859)	(38,859)
Schwab Fundamental International Equity Index Fund
Futures Contracts[1]	(594,404)	(594,404)
Schwab Fundamental International Small Equity Index Fund
Futures Contracts[1]	(217,125)	(217,125)
Schwab Fundamental Emerging Markets Equity Index Fund
Futures Contracts[1]	(72,255)	(72,255)

[1]
Includes cumulative unrealized depreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

The effects of the derivative contracts in the Statement of Operations for the period ended October 31, 2024, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab Fundamental U.S. Large Company Index Fund
Futures Contracts[1]	$10,182,764	$10,182,764
Schwab Fundamental U.S. Small Company Index Fund
Futures Contracts[1]	1,857,235	1,857,235
Schwab Fundamental International Equity Index Fund
Futures Contracts[1]	1,450,010	1,450,010
Schwab Fundamental International Small Equity Index Fund
Futures Contracts[1]	453,300	453,300
Schwab Fundamental Emerging Markets Equity Index Fund
Futures Contracts[1]	775,498	775,498

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.

Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
85

Schwab Fundamental Index Funds
Financial Notes (continued)

7. Derivatives (continued):
Net Change in Unrealized Appreciation (Depreciation)
Schwab Fundamental U.S. Large Company Index Fund
Futures Contracts[1]	$747,521	$747,521
Schwab Fundamental U.S. Small Company Index Fund
Futures Contracts[1]	205,836	205,836
Schwab Fundamental International Equity Index Fund
Futures Contracts[1]	(252,522)	(252,522)
Schwab Fundamental International Small Equity Index Fund
Futures Contracts[1]	(77,903)	(77,903)
Schwab Fundamental Emerging Markets Equity Index Fund
Futures Contracts[1]	15,801	15,801

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended October 31, 2024, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab Fundamental U.S. Large Company Index Fund	$41,959,652	161
Schwab Fundamental U.S. Small Company Index Fund	8,279,421	81
Schwab Fundamental International Equity Index Fund	19,010,414	165
Schwab Fundamental International Small Equity Index Fund	4,283,100	37
Schwab Fundamental Emerging Markets Equity Index Fund	6,125,038	116

8. Purchases and Sales of Investment Securities:
For the period ended October 31, 2024, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Fundamental U.S. Large Company Index Fund	$1,836,671,440	$668,072,097
Schwab Fundamental U.S. Small Company Index Fund	798,708,588	728,005,397
Schwab Fundamental International Equity Index Fund	812,553,676	309,305,906
Schwab Fundamental International Small Equity Index Fund	166,452,234	201,963,658
Schwab Fundamental Emerging Markets Equity Index Fund	221,704,064	162,469,044
During the period ended October 31, 2024, the following funds had transactions in connection with in-kind transactions:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab Fundamental U.S. Large Company Index Fund	$—	$681,643,165
Schwab Fundamental U.S. Small Company Index Fund	—	235,443,269
During the period ended October 31, 2024, the funds may realize net capital gains or losses resulting from in-kind redemptions. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses on sales of in-kind redemptions for the period ended October 31, 2024, are disclosed in the funds’ Statements of Operations, if any.
86
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental Index Funds
Financial Notes (continued)

 9. Federal Income Taxes:
As of October 31, 2024, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Fundamental U.S. Large Company Index Fund	$5,545,455,057	$4,104,564,822	($276,067,600 )	$3,828,497,222
Schwab Fundamental U.S. Small Company Index Fund	1,324,764,322	577,572,665	(151,136,863)	426,435,802
Schwab Fundamental International Equity Index Fund	2,533,142,354	655,148,562	(275,402,476)	379,746,086
Schwab Fundamental International Small Equity Index Fund	514,441,748	144,967,487	(82,527,311)	62,440,176
Schwab Fundamental Emerging Markets Equity Index Fund	757,774,651	270,258,588	(97,759,314)	172,499,274
The primary differences between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales, the realization for tax purposes of unrealized appreciation or depreciation on futures contracts, the realization for tax purposes of unrealized appreciation on investments in PFICs and partnership investments. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of October 31, 2024, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	NET OTHER UNREALIZED APPRECIATION (DEPRECIATION)	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab Fundamental U.S. Large Company Index Fund	$129,703,015	$—	$3,828,497,222	$—	($59,984,934 )	$3,898,215,303
Schwab Fundamental U.S. Small Company Index Fund	23,799,182	—	426,435,802	—	(75,206,215)	375,028,769
Schwab Fundamental International Equity Index Fund	88,536,393	—	379,746,086	(453,011)	(45,145,023)	422,684,445
Schwab Fundamental International Small Equity Index Fund	17,368,057	6,118,616	62,440,176	(107,032)	—	85,819,817
Schwab Fundamental Emerging Markets Equity Index Fund	35,659,494	—	172,499,274	(6,320,103)	(101,554,350)	100,284,315
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2024, the funds had capital loss carryforwards available as follows:

Schwab Fundamental U.S. Large Company Index Fund	$59,984,934
Schwab Fundamental U.S. Small Company Index Fund	75,206,215
Schwab Fundamental International Equity Index Fund	45,145,023
Schwab Fundamental International Small Equity Index Fund	—
Schwab Fundamental Emerging Markets Equity Index Fund	101,554,350
For the fiscal year ended October 31, 2024, the funds had capital loss carryforwards utilized as follows:

Schwab Fundamental U.S. Large Company Index Fund	$—
Schwab Fundamental U.S. Small Company Index Fund	—
Schwab Fundamental International Equity Index Fund	7,673,504
Schwab Fundamental International Small Equity Index Fund	2,216,460
Schwab Fundamental Emerging Markets Equity Index Fund	1,348,022
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
87

Schwab Fundamental Index Funds
Financial Notes (continued)

9. Federal Income Taxes (continued):
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Fundamental U.S. Large Company Index Fund	$142,700,838	$133,865,719	$—
Schwab Fundamental U.S. Small Company Index Fund	25,436,316	18,239,275	87,539,598
Schwab Fundamental International Equity Index Fund	75,574,529	49,119,207	—
Schwab Fundamental International Small Equity Index Fund	18,018,592	11,013,851	15,959,445
Schwab Fundamental Emerging Markets Equity Index Fund	37,187,563	35,727,633	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of October 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended October 31, 2024, the funds did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no other subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
88
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental Index Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Capital Trust and Shareholders of Schwab Fundamental U.S. Large Company Index Fund (formerly Schwab Fundamental US Large Company Index Fund), Schwab Fundamental U.S. Small Company Index Fund (formerly Schwab Fundamental US Small Company Index Fund), Schwab Fundamental International Equity Index Fund (formerly Schwab Fundamental International Large Company Index Fund), Schwab Fundamental International Small Equity Index Fund (formerly Schwab Fundamental International Small Company Index Fund), and Schwab Fundamental Emerging Markets Equity Index Fund (formerly Schwab Fundamental Emerging Markets Large Company Index Fund):
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Fundamental U.S. Large Company Index Fund, Schwab Fundamental U.S. Small Company Index Fund, Schwab Fundamental International Equity Index Fund, Schwab Fundamental International Small Equity Index Fund, and Schwab Fundamental Emerging Markets Equity Index Fund (the “Funds”), five of the Funds constituting Schwab Capital Trust, as of October 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds constituting Schwab Capital Trust as of October 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
December 16, 2024
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
89

Schwab Fundamental Index Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Capital Trust (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Fundamental U.S. Large Company Index Fund, Schwab Fundamental U.S. Small Company Index Fund, Schwab Fundamental International Equity Index Fund, Schwab Fundamental International Small Equity Index Fund and Schwab Fundamental Emerging Markets Equity Index Fund (each, a Fund and collectively, the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 2, 2024 and June 6, 2024, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 6, 2024 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to each Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also
90
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

Schwab Fundamental Index Funds
considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s demonstrated performance in tracking its benchmark index. The Trustees noted that the Funds had closely tracked their respective indexes in 2023, with all of the Funds performing in their expected performance ranges. The Trustees further noted that, at a meeting held on February 27, 2024, the Trustees had approved each Fund’s transition to a new benchmark index which will be relevant in evaluating Fund performance going forward. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to ETFs, other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services the investment adviser provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed the profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, and although the Funds do not have breakpoints in their advisory fees, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Funds and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows.
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements
91

Schwab Fundamental Index Funds
The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and noted the impact of regulatory and other developments on the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
92
Schwab Fundamental Index Funds | Annual Holdings and Financial Statements

MFR39592-17
00306154

Annual Holdings and Financial Statements | October 31, 2024
Schwab MarketTrack Portfolios®

Schwab MarketTrack
All Equity Portfolio™
Schwab MarketTrack
Growth Portfolio™
Schwab MarketTrack
Balanced Portfolio™
Schwab MarketTrack
Conservative Portfolio™

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab MarketTrack Portfolios | Annual Holdings and Financial Statements
1

Schwab MarketTrack All Equity Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$19.55	$19.11	$23.89	$17.73	$19.15
Income (loss) from investment operations:
Net investment income (loss)[1]	0.39	0.32	0.37	0.29	0.37
Net realized and unrealized gains (losses)	5.64	1.04	(4.23)	7.21	(0.54)
Total from investment operations	6.03	1.36	(3.86)	7.50	(0.17)
Less distributions:
Distributions from net investment income	(0.40)	(0.30)	(0.45)	(0.21)	(0.53)
Distributions from net realized gains	(0.29)	(0.62)	(0.47)	(1.13)	(0.72)
Total distributions	(0.69)	(0.92)	(0.92)	(1.34)	(1.25)
Net asset value at end of period	$24.89	$19.55	$19.11	$23.89	$17.73
Total return	31.32%	7.32%	(16.89%)	43.90%	(1.35%)
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	N/A	0.39%	0.39%[3]	0.38%	0.40%
Total expenses[2]	0.38%	0.39%	0.39%[3]	0.38%	0.40%
Net investment income (loss)	1.68%	1.60%	1.75%	1.33%	2.08%
Portfolio turnover rate	17%	10%	7%	6%	18%
Net assets, end of period (x 1,000)	$926,961	$730,571	$698,899	$861,267	$623,095

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
2
Schwab MarketTrack Portfolios | Annual Holdings and Financial Statements

Schwab MarketTrack All Equity Portfolio
Portfolio Holdings  as of October 31, 2024

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.6% OF NET ASSETS

U.S. Stocks 61.3%
Large-Cap 49.8%
Schwab Fundamental U.S. Large Company Index Fund (formerly Schwab Fundamental US Large Company Index Fund)	$98,702,616	$5,546,341	($8,677,530 )	$1,079,744	$28,492,029	$125,143,200	4,442,428	$2,053,890
Schwab S&P 500 Index Fund	229,385,364	12,042,076	(64,529,826)	40,007,590	36,469,713	253,374,917	2,866,232	3,660,709
Schwab U.S. Large-Cap Growth Index Fund	36,628,897	39,042,941	(11,948,303)	1,283,995	18,385,220	83,392,750	749,935	278,926
						461,910,867
Small-Cap 11.5%
Schwab Fundamental U.S. Small Company Index Fund (formerly Schwab Fundamental US Small Company Index Fund)	32,760,298	4,300,278	(14,313,261)	2,325,924	6,460,400	31,533,639	1,780,556	538,646
Schwab Small-Cap Index Fund	75,238,626	12,392,219	(35,851,484)	3,895,671	18,908,561	74,583,593	2,093,281	1,339,213
						106,117,232
						568,028,099

International Stocks 33.3%
Developed Markets 28.3%
Schwab Fundamental International Equity Index Fund (formerly Schwab Fundamental International Large Company Index Fund)	43,820,399	18,528,114	(3,831,745)	78,053	7,467,997	66,062,818	5,946,248	1,565,928
Schwab Fundamental International Small Equity Index Fund (formerly Schwab Fundamental International Small Company Index Fund)	36,120,894	7,930,403	(3,675,066)	210,510	6,063,494	46,650,235	3,526,095	1,263,436
Schwab International Index Fund	101,336,125	37,382,490	(8,293,667)	236,498	19,299,203	149,960,649	6,222,434	3,697,321
						262,673,702
Emerging Markets 5.0%
Schwab Fundamental Emerging Markets Equity Index Fund (formerly Schwab Fundamental Emerging Markets Large Company Index Fund)	36,509,949	7,992,768	(7,017,522)	661,570	8,301,465	46,448,230	4,715,556	1,963,775
						309,121,932

Real Estate 5.0%
U.S. REITs 5.0%
Schwab U.S. REIT ETF	36,755,173	4,908,691	(6,872,924)	(249,035)	11,406,739	45,948,644	2,056,788	1,409,454
Total Affiliated Underlying Funds (Cost $479,777,139)	$727,258,341	$150,066,321	($165,011,328 )	$49,530,520	$161,254,821	$923,098,675		$17,771,298
Total Investments in Securities (Cost $479,777,139)						$923,098,675

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

See financial notes
Schwab MarketTrack Portfolios | Annual Holdings and Financial Statements
3

Schwab MarketTrack All Equity Portfolio
Portfolio Holdings  as of October 31, 2024 (continued)

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At October 31, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
4
Schwab MarketTrack Portfolios | Annual Holdings and Financial Statements

Schwab MarketTrack All Equity Portfolio
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $479,777,139)		$923,098,675
Cash		5,612,073
Receivables:
Investments sold		9,863,459
Fund shares sold		67,959
Prepaid expenses	+	14,376
Total assets		938,656,542

Liabilities
Payables:
Investments bought		10,873,363
Fund shares redeemed		463,677
Shareholder service fees		189,205
Investment adviser and administrator fees		104,107
Accrued expenses	+	65,078
Total liabilities		11,695,430
Net assets		$926,961,112

Net Assets by Source
Capital received from investors		$445,610,901
Total distributable earnings	+	481,350,211
Net assets		$926,961,112

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$926,961,112		37,247,868		$24.89

See financial notes
Schwab MarketTrack Portfolios | Annual Holdings and Financial Statements
5

Schwab MarketTrack All Equity Portfolio
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - affiliated issuers		$17,771,298
Other Interest	+	114,976
Total investment income		17,886,274

Expenses
Shareholder service fees		2,045,074
Investment adviser and administrator fees		1,129,480
Shareholder reports		47,779
Registration fees		31,388
Portfolio accounting fees		24,573
Professional fees		19,130
Independent trustees’ fees		7,560
Transfer agent fees		5,020
Other expenses	+	7,386
Total expenses	–	3,317,390
Net investment income		14,568,884

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		49,530,520
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	161,254,821
Net realized and unrealized gains		210,785,341
Increase in net assets resulting from operations		$225,354,225
See financial notes
6
Schwab MarketTrack Portfolios | Annual Holdings and Financial Statements

Schwab MarketTrack All Equity Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$14,568,884	$12,121,922
Net realized gains		49,530,520	9,231,924
Net change in unrealized appreciation (depreciation)	+	161,254,821	30,496,738
Increase in net assets resulting from operations		$225,354,225	$51,850,584

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($25,564,421 )	($33,442,416 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,355,716	$77,859,967	3,710,311	$74,403,438
Shares reinvested		1,021,261	22,447,317	1,577,571	29,611,009
Shares redeemed	+	(4,504,953)	(103,706,572)	(4,493,650)	(90,750,860)
Net transactions in fund shares		(127,976)	($3,399,288 )	794,232	$13,263,587

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		37,375,844	$730,570,596	36,581,612	$698,898,841
Total increase (decrease)	+	(127,976)	196,390,516	794,232	31,671,755
End of period		37,247,868	$926,961,112	37,375,844	$730,570,596
See financial notes
Schwab MarketTrack Portfolios | Annual Holdings and Financial Statements
7

Schwab MarketTrack Growth Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$22.64	$22.39	$27.84	$22.42	$23.54
Income (loss) from investment operations:
Net investment income (loss)[1]	0.53	0.43	0.40	0.35	0.43
Net realized and unrealized gains (losses)	5.49	0.81	(4.49)	7.03	(0.20)
Total from investment operations	6.02	1.24	(4.09)	7.38	0.23
Less distributions:
Distributions from net investment income	(0.50)	(0.38)	(0.44)	(0.39)	(0.47)
Distributions from net realized gains	(0.49)	(0.61)	(0.92)	(1.57)	(0.88)
Total distributions	(0.99)	(0.99)	(1.36)	(1.96)	(1.35)
Net asset value at end of period	$27.67	$22.64	$22.39	$27.84	$22.42
Total return	27.11%	5.68%	(15.52%)	34.32%	0.74%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	N/A	0.39%[3]	0.39%[3]	0.39%	0.39%
Total expenses[2]	0.39%	0.39%[3]	0.39%[3]	0.39%	0.40%
Net investment income (loss)	2.02%	1.86%	1.63%	1.33%	1.92%
Portfolio turnover rate	17%	10%	8%	8%	19%
Net assets, end of period (x 1,000)	$967,928	$811,692	$801,906	$982,246	$748,492

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
8
Schwab MarketTrack Portfolios | Annual Holdings and Financial Statements

Schwab MarketTrack Growth Portfolio
Portfolio Holdings  as of October 31, 2024

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 51.9%
Large-Cap 43.2%
Schwab Fundamental U.S. Large Company Index Fund (formerly Schwab Fundamental US Large Company Index Fund)	$97,777,220	$3,584,855	($13,845,122 )	$4,447,031	$24,041,531	$116,005,515	4,118,052	$2,006,066
Schwab S&P 500 Index Fund	227,523,315	9,062,559	(78,194,160)	59,804,585	13,758,156	231,954,455	2,623,919	3,591,807
Schwab U.S. Large-Cap Growth Index Fund	26,965,098	40,072,181	(12,148,049)	1,662,076	13,988,459	70,539,765	634,350	201,026
						418,499,735
Small-Cap 8.7%
Schwab Fundamental U.S. Small Company Index Fund (formerly Schwab Fundamental US Small Company Index Fund)	30,747,212	3,274,817	(16,845,717)	3,057,437	4,861,930	25,095,679	1,417,034	497,507
Schwab Small-Cap Index Fund	72,026,718	8,796,994	(42,954,911)	11,830,384	8,950,655	58,649,840	1,646,080	1,274,556
						83,745,519
						502,245,254

International Stocks 24.1%
Developed Markets 20.8%
Schwab Fundamental International Equity Index Fund (formerly Schwab Fundamental International Large Company Index Fund)	32,386,077	17,662,376	(5,192,505)	299,379	5,444,624	50,599,951	4,554,451	1,134,825
Schwab Fundamental International Small Equity Index Fund (formerly Schwab Fundamental International Small Company Index Fund)	26,792,630	4,498,667	(3,422,217)	134,458	4,397,344	32,400,882	2,449,046	918,315
Schwab International Index Fund	75,982,989	37,656,076	(10,594,307)	394,005	14,605,564	118,044,327	4,898,105	2,729,888
						201,045,160
Emerging Markets 3.3%
Schwab Fundamental Emerging Markets Equity Index Fund (formerly Schwab Fundamental Emerging Markets Large Company Index Fund)	27,161,846	3,822,142	(5,129,363)	539,673	5,865,335	32,259,633	3,275,090	1,442,021
						233,304,793

Real Estate 3.9%
U.S. REITs 3.9%
Schwab U.S. REIT ETF	32,647,783	3,445,244	(7,523,383)	(292,505)	10,025,595	38,302,734	1,714,536	1,205,395

Fixed Income 16.1%
Intermediate-Term Bond 16.1%
Schwab U.S. Aggregate Bond Index Fund	129,720,084	25,441,683	(7,879,418)	(1,474,211)	9,782,669	155,590,807	17,501,778	5,573,544

See financial notes
Schwab MarketTrack Portfolios | Annual Holdings and Financial Statements
9

Schwab MarketTrack Growth Portfolio
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 3.4%
Schwab Government Money Fund, Ultra Shares, 4.69% (b),(c)	$—	$32,979,235	$—	$—	$—	$32,979,235	32,979,235	$342,053
Schwab Variable Share Price Money Fund, Ultra Shares (c)	30,139,471	2,561,022	(32,706,828)	—	6,335	—	—	1,289,911
Total Affiliated Underlying Funds (Cost $569,330,642)	$809,870,443	$192,857,851	($236,435,980 )	$80,402,312	$115,728,197	$962,422,823		$22,206,914
Total Investments in Securities (Cost $569,330,642)						$962,422,823

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $32,706,828 and is included in the sales for the Schwab Variable Share
Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At October 31, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
10
Schwab MarketTrack Portfolios | Annual Holdings and Financial Statements

Schwab MarketTrack Growth Portfolio
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $569,330,642)		$962,422,823
Cash		6,443,385
Receivables:
Investments sold		8,108,922
Dividends		578,463
Fund shares sold		191,846
Prepaid expenses	+	19,244
Total assets		977,764,683

Liabilities
Payables:
Investments bought		9,201,897
Fund shares redeemed		258,505
Shareholder service fees		201,006
Investment adviser and administrator fees		108,522
Accrued expenses	+	66,292
Total liabilities		9,836,222
Net assets		$967,928,461

Net Assets by Source
Capital received from investors		$494,744,161
Total distributable earnings	+	473,184,300
Net assets		$967,928,461

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$967,928,461		34,981,582		$27.67

See financial notes
Schwab MarketTrack Portfolios | Annual Holdings and Financial Statements
11

Schwab MarketTrack Growth Portfolio
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - affiliated issuers		$22,206,914
Other Interest	+	138,496
Total investment income		22,345,410

Expenses
Shareholder service fees		2,224,562
Investment adviser and administrator fees		1,205,428
Shareholder reports		46,716
Registration fees		32,396
Portfolio accounting fees		25,031
Professional fees		19,272
Independent trustees’ fees		7,682
Transfer agent fees		4,493
Other expenses	+	7,661
Total expenses	–	3,573,241
Net investment income		18,772,169

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		80,402,312
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	115,728,197
Net realized and unrealized gains		196,130,509
Increase in net assets resulting from operations		$214,902,678
See financial notes
12
Schwab MarketTrack Portfolios | Annual Holdings and Financial Statements

Schwab MarketTrack Growth Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$18,772,169	$15,787,804
Net realized gains		80,402,312	15,467,744
Net change in unrealized appreciation (depreciation)	+	115,728,197	14,791,410
Increase in net assets resulting from operations		$214,902,678	$46,046,958

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($35,285,077 )	($35,300,600 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,730,103	$71,099,129	2,520,611	$58,610,427
Shares reinvested		1,282,352	31,904,899	1,468,211	32,256,601
Shares redeemed	+	(4,884,198)	(126,385,445)	(3,945,752)	(91,827,581)
Net transactions in fund shares		(871,743)	($23,381,417 )	43,070	($960,553 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		35,853,325	$811,692,277	35,810,255	$801,906,472
Total increase (decrease)	+	(871,743)	156,236,184	43,070	9,785,805
End of period		34,981,582	$967,928,461	35,853,325	$811,692,277
See financial notes
Schwab MarketTrack Portfolios | Annual Holdings and Financial Statements
13

Schwab MarketTrack Balanced Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$17.42	$17.36	$21.53	$18.38	$18.75
Income (loss) from investment operations:
Net investment income (loss)[1]	0.46	0.38	0.32	0.28	0.35
Net realized and unrealized gains (losses)	3.40	0.38	(3.45)	4.11	0.10
Total from investment operations	3.86	0.76	(3.13)	4.39	0.45
Less distributions:
Distributions from net investment income	(0.42)	(0.31)	(0.33)	(0.32)	(0.39)
Distributions from net realized gains	(0.37)	(0.39)	(0.71)	(0.92)	(0.43)
Total distributions	(0.79)	(0.70)	(1.04)	(1.24)	(0.82)
Net asset value at end of period	$20.49	$17.42	$17.36	$21.53	$18.38
Total return	22.60%	4.47%	(15.32%)	24.66%	2.37%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	N/A	0.39%	0.40%[3]	0.39%	0.40%
Total expenses[2]	0.39%	0.39%	0.40%[3]	0.39%	0.40%
Net investment income (loss)	2.38%	2.10%	1.67%	1.39%	1.91%
Portfolio turnover rate	16%	11%	11%	10%	22%
Net assets, end of period (x 1,000)	$590,023	$519,615	$519,474	$654,876	$517,619

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
14
Schwab MarketTrack Portfolios | Annual Holdings and Financial Statements

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings  as of October 31, 2024

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.6% OF NET ASSETS

U.S. Stocks 38.9%
Large-Cap 32.9%
Schwab Fundamental U.S. Large Company Index Fund (formerly Schwab Fundamental US Large Company Index Fund)	$46,872,358	$2,266,395	($9,538,718 )	$3,109,229	$10,300,970	$53,010,234	1,881,797	$949,680
Schwab S&P 500 Index Fund	109,155,717	5,888,817	(41,199,970)	29,920,695	5,174,311	108,939,570	1,232,348	1,701,788
Schwab U.S. Large-Cap Growth Index Fund	15,816,681	15,025,416	(6,547,165)	956,012	7,130,821	32,381,765	291,203	114,928
						194,331,569
Small-Cap 6.0%
Schwab Fundamental U.S. Small Company Index Fund (formerly Schwab Fundamental US Small Company Index Fund)	13,986,352	1,613,827	(8,566,756)	1,898,727	1,612,139	10,544,289	595,386	223,469
Schwab Small-Cap Index Fund	32,640,716	4,159,452	(21,227,473)	7,418,152	1,848,389	24,839,236	697,144	570,349
						35,383,525
						229,715,094

International Stocks 18.1%
Developed Markets 15.6%
Schwab Fundamental International Equity Index Fund (formerly Schwab Fundamental International Large Company Index Fund)	15,479,171	7,965,245	(3,035,401)	139,847	2,573,618	23,122,480	2,081,231	543,557
Schwab Fundamental International Small Equity Index Fund (formerly Schwab Fundamental International Small Company Index Fund)	13,044,211	2,187,416	(2,502,080)	157,428	2,033,978	14,920,953	1,127,812	443,125
Schwab International Index Fund	36,384,271	17,542,374	(7,078,362)	232,704	6,876,520	53,957,507	2,238,901	1,298,379
						92,000,940
Emerging Markets 2.5%
Schwab Fundamental Emerging Markets Equity Index Fund (formerly Schwab Fundamental Emerging Markets Large Company Index Fund)	13,042,032	1,295,880	(2,775,131)	408,410	2,595,322	14,566,513	1,478,834	675,259
						106,567,453

Real Estate 3.0%
U.S. REITs 3.0%
Schwab U.S. REIT ETF	15,606,837	1,608,352	(4,481,923)	(183,284)	4,764,434	17,314,416	775,041	560,007

Fixed Income 36.1%
Intermediate-Term Bond 35.1%
Schwab U.S. Aggregate Bond Index Fund	181,663,514	27,978,922	(14,017,828)	(2,319,244)	13,906,370	207,211,734	23,308,406	7,591,735
See financial notes
Schwab MarketTrack Portfolios | Annual Holdings and Financial Statements
15

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DISTRIBUTIONS RECEIVED(a)
Short-Term Bond 1.0%
Schwab Short-Term Bond Index Fund	$5,200,206	$576,257	$—	$—	$146,623	$5,923,086	618,922	$222,817
						213,134,820

Money Market Funds 3.5%
Schwab Government Money Fund, Ultra Shares, 4.69% (b),(c)	—	20,711,686	—	—	—	20,711,686	20,711,686	214,817
Schwab Variable Share Price Money Fund, Ultra Shares (c)	18,788,174	1,748,470	(20,540,608)	—	3,964	—	—	804,141
Total Affiliated Underlying Funds (Cost $411,527,562)	$517,680,240	$110,568,509	($141,511,415 )	$41,738,676	$58,967,459	$587,443,469		$15,914,051
Total Investments in Securities (Cost $411,527,562)						$587,443,469

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $20,540,608 and is included in the sales for the Schwab Variable Share
Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At October 31, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
16
Schwab MarketTrack Portfolios | Annual Holdings and Financial Statements

Schwab MarketTrack Balanced Portfolio
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $411,527,562)		$587,443,469
Cash		2,748,731
Receivables:
Investments sold		4,078,163
Dividends		744,574
Fund shares sold		58,021
Prepaid expenses	+	18,272
Total assets		595,091,230

Liabilities
Payables:
Investments bought		4,356,043
Fund shares redeemed		469,991
Shareholder service fees		123,436
Investment adviser and administrator fees		66,105
Accrued expenses	+	52,403
Total liabilities		5,067,978
Net assets		$590,023,252

Net Assets by Source
Capital received from investors		$374,354,602
Total distributable earnings	+	215,668,650
Net assets		$590,023,252

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$590,023,252		28,797,872		$20.49

See financial notes
Schwab MarketTrack Portfolios | Annual Holdings and Financial Statements
17

Schwab MarketTrack Balanced Portfolio
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - affiliated issuers		$15,914,051
Other Interest	+	89,839
Total investment income		16,003,890

Expenses
Shareholder service fees		1,395,313
Investment adviser and administrator fees		750,216
Registration fees		31,505
Shareholder reports		27,951
Portfolio accounting fees		23,105
Professional fees		18,778
Independent trustees’ fees		7,030
Transfer agent fees		2,988
Other expenses	+	5,927
Total expenses	–	2,262,813
Net investment income		13,741,077

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		41,738,676
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	58,967,459
Net realized and unrealized gains		100,706,135
Increase in net assets resulting from operations		$114,447,212
See financial notes
18
Schwab MarketTrack Portfolios | Annual Holdings and Financial Statements

Schwab MarketTrack Balanced Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$13,741,077	$11,385,744
Net realized gains		41,738,676	8,525,472
Net change in unrealized appreciation (depreciation)	+	58,967,459	3,746,756
Increase in net assets resulting from operations		$114,447,212	$23,657,972

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($23,345,576 )	($20,946,171 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,993,022	$58,723,416	2,705,855	$48,665,734
Shares reinvested		1,111,767	20,934,579	1,106,066	18,946,912
Shares redeemed	+	(5,137,681)	(100,351,692)	(3,904,221)	(70,183,048)
Net transactions in fund shares		(1,032,892)	($20,693,697 )	(92,300)	($2,570,402 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		29,830,764	$519,615,313	29,923,064	$519,473,914
Total increase (decrease)	+	(1,032,892)	70,407,939	(92,300)	141,399
End of period		28,797,872	$590,023,252	29,830,764	$519,615,313
See financial notes
Schwab MarketTrack Portfolios | Annual Holdings and Financial Statements
19

Schwab MarketTrack Conservative Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$14.68	$14.90	$18.47	$16.50	$16.43
Income (loss) from investment operations:
Net investment income (loss)[1]	0.43	0.36	0.29	0.26	0.30
Net realized and unrealized gains (losses)	2.17	0.10	(2.97)	2.27	0.27
Total from investment operations	2.60	0.46	(2.68)	2.53	0.57
Less distributions:
Distributions from net investment income	(0.43)	(0.36)	(0.30)	(0.27)	(0.31)
Distributions from net realized gains	(0.64)	(0.32)	(0.59)	(0.29)	(0.19)
Total distributions	(1.07)	(0.68)	(0.89)	(0.56)	(0.50)
Net asset value at end of period	$16.21	$14.68	$14.90	$18.47	$16.50
Total return	18.11%	3.01%	(15.23%)	15.50%	3.57%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	N/A	0.42%	0.42%[3]	0.41%	0.42%
Total expenses[2]	0.42%	0.42%	0.42%[3]	0.41%	0.42%
Net investment income (loss)	2.74%	2.35%	1.73%	1.45%	1.84%
Portfolio turnover rate	12%	9%	11%	13%	35%
Net assets, end of period (x 1,000)	$203,850	$195,092	$227,991	$335,110	$278,883

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
20
Schwab MarketTrack Portfolios | Annual Holdings and Financial Statements

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings  as of October 31, 2024

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.6% OF NET ASSETS

U.S. Stocks 25.9%
Large-Cap 21.9%
Schwab Fundamental U.S. Large Company Index Fund (formerly Schwab Fundamental US Large Company Index Fund)	$11,723,493	$450,362	($3,197,932 )	$1,102,860	$2,112,067	$12,190,850	432,760	$232,503
Schwab S&P 500 Index Fund	27,459,098	1,232,671	(10,877,468)	8,308,247	284,963	26,407,511	298,727	418,588
Schwab U.S. Large-Cap Growth Index Fund	3,892,867	2,053,544	(1,598,052)	275,753	1,468,673	6,092,785	54,791	28,447
						44,691,146
Small-Cap 4.0%
Schwab Fundamental U.S. Small Company Index Fund (formerly Schwab Fundamental US Small Company Index Fund)	3,502,371	264,215	(2,144,387)	582,389	271,640	2,476,228	139,821	55,015
Schwab Small-Cap Index Fund	8,173,746	960,985	(5,773,655)	2,971,843	(714,862)	5,618,057	157,678	140,410
						8,094,285
						52,785,431

International Stocks 12.0%
Developed Markets 10.4%
Schwab Fundamental International Equity Index Fund (formerly Schwab Fundamental International Large Company Index Fund)	3,884,808	1,825,688	(1,060,196)	74,742	592,341	5,317,383	478,612	134,501
Schwab Fundamental International Small Equity Index Fund (formerly Schwab Fundamental International Small Company Index Fund)	3,247,055	631,875	(1,003,178)	100,034	439,452	3,415,238	258,143	105,901
Schwab International Index Fund	9,109,825	3,837,751	(2,262,477)	231,323	1,499,275	12,415,697	515,174	319,595
						21,148,318
Emerging Markets 1.6%
Schwab Fundamental Emerging Markets Equity Index Fund (formerly Schwab Fundamental Emerging Markets Large Company Index Fund)	3,266,669	269,786	(855,945)	115,166	584,413	3,380,089	343,156	168,296
						24,528,407

Real Estate 2.0%
U.S. REITs 2.0%
Schwab U.S. REIT ETF	3,910,611	320,358	(1,283,985)	(37,613)	1,126,774	4,036,145	180,669	133,959

Fixed Income 56.2%
Intermediate-Term Bond 55.2%
Schwab U.S. Aggregate Bond Index Fund	107,231,219	11,621,841	(13,152,415)	(1,879,560)	8,593,508	112,414,593	12,645,061	4,211,257
Short-Term Bond 1.0%
Schwab Short-Term Bond Index Fund	1,953,161	79,494	—	—	54,914	2,087,569	218,137	79,300
						114,502,162

See financial notes
Schwab MarketTrack Portfolios | Annual Holdings and Financial Statements
21

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 3.5%
Schwab Government Money Fund, Ultra Shares, 4.69% (b),(c)	$—	$7,201,537	$—	$—	$—	$7,201,537	7,201,537	$74,693
Schwab Variable Share Price Money Fund, Ultra Shares (c)	7,629,375	311,269	(7,942,053)	(240)	1,649	—	—	293,269
Total Affiliated Underlying Funds (Cost $165,832,606)	$194,984,298	$31,061,376	($51,151,743 )	$11,844,944	$16,314,807	$203,053,682		$6,395,734
Total Investments in Securities (Cost $165,832,606)						$203,053,682

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $7,142,052 and is included in the sales for the Schwab Variable Share
Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At October 31, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
22
Schwab MarketTrack Portfolios | Annual Holdings and Financial Statements

Schwab MarketTrack Conservative Portfolio
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $165,832,606)		$203,053,682
Cash		1,145,102
Receivables:
Investments sold		945,285
Dividends		391,285
Fund shares sold		10,940
Prepaid expenses	+	11,675
Total assets		205,557,969

Liabilities
Payables:
Investments bought		1,554,792
Fund shares redeemed		45,129
Shareholder service fees		42,668
Investment adviser and administrator fees		22,794
Accrued expenses	+	43,074
Total liabilities		1,708,457
Net assets		$203,849,512

Net Assets by Source
Capital received from investors		$160,035,545
Total distributable earnings	+	43,813,967
Net assets		$203,849,512

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$203,849,512		12,571,879		$16.21

See financial notes
Schwab MarketTrack Portfolios | Annual Holdings and Financial Statements
23

Schwab MarketTrack Conservative Portfolio
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - affiliated issuers		$6,395,734
Other Interest	+	26,356
Total investment income		6,422,090

Expenses
Shareholder service fees		494,585
Investment adviser and administrator fees		264,952
Registration fees		22,029
Portfolio accounting fees		20,261
Professional fees		18,224
Shareholder reports		14,362
Independent trustees’ fees		6,326
Transfer agent fees		1,550
Other expenses	+	4,101
Total expenses	–	846,390
Net investment income		5,575,700

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		11,844,944
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	16,314,807
Net realized and unrealized gains		28,159,751
Increase in net assets resulting from operations		$33,735,451
See financial notes
24
Schwab MarketTrack Portfolios | Annual Holdings and Financial Statements

Schwab MarketTrack Conservative Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$5,575,700	$5,193,590
Net realized gains		11,844,944	6,476,963
Net change in unrealized appreciation (depreciation)	+	16,314,807	(3,716,909)
Increase in net assets resulting from operations		$33,735,451	$7,953,644

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($13,865,927 )	($9,825,182 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,245,017	$19,798,447	839,172	$12,876,136
Shares reinvested		759,741	11,843,352	567,726	8,497,016
Shares redeemed	+	(2,722,720)	(42,753,557)	(3,421,970)	(52,400,401)
Net transactions in fund shares		(717,962)	($11,111,758 )	(2,015,072)	($31,027,249 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		13,289,841	$195,091,746	15,304,913	$227,990,533
Total increase (decrease)	+	(717,962)	8,757,766	(2,015,072)	(32,898,787)
End of period		12,571,879	$203,849,512	13,289,841	$195,091,746
See financial notes
Schwab MarketTrack Portfolios | Annual Holdings and Financial Statements
25

Schwab MarketTrack Portfolios
Financial Notes

1. Business Structure of the Funds:
Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio, and Schwab MarketTrack Conservative Portfolio (the funds) are each a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST
Schwab MarketTrack All Equity Portfolio	Schwab Target 2045 Fund
Schwab MarketTrack Growth Portfolio	Schwab Target 2050 Fund
Schwab MarketTrack Balanced Portfolio	Schwab Target 2055 Fund
Schwab MarketTrack Conservative Portfolio	Schwab Target 2060 Fund
Schwab S&P 500 Index Fund	Schwab Target 2065 Fund
Schwab Small-Cap Index Fund	Schwab Fundamental U.S. Large Company Index Fund
Schwab Total Stock Market Index Fund	Schwab Fundamental U.S. Small Company Index Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Fundamental International Equity Index Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Fundamental International Small Company Index Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental Emerging Markets Equity Index Fund
Schwab International Index Fund	Schwab Fundamental Global Real Estate Index Fund
Schwab International Opportunities Fund	Schwab Target 2010 Index Fund
Schwab Balanced Fund	Schwab Target 2015 Index Fund
Schwab Core Equity Fund	Schwab Target 2020 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2025 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2030 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2035 Index Fund
Schwab Health Care Fund	Schwab Target 2040 Index Fund
Schwab International Core Equity Fund	Schwab Target 2045 Index Fund
Schwab Target 2010 Fund	Schwab Target 2050 Index Fund
Schwab Target 2015 Fund	Schwab Target 2055 Index Fund
Schwab Target 2020 Fund	Schwab Target 2060 Index Fund
Schwab Target 2025 Fund	Schwab Target 2065 Index Fund
Schwab Target 2030 Fund	Schwab Monthly Income Fund - Target Payout
Schwab Target 2035 Fund	Schwab Monthly Income Fund - Flexible Payout
Schwab Target 2040 Fund	Schwab Monthly Income Fund - Income Payout
Each of the Schwab MarketTrack Portfolios is considered a “fund of funds” because it invests in other mutual funds or exchange traded funds (ETFs). Each of the funds seeks to achieve its investment objective by investing mainly in a combination of other affiliated Schwab Funds, including Schwab index funds and ETFs (underlying funds), which use a variety of indexing strategies, in accordance with its target portfolio allocation
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The"Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab MarketTrack All Equity Portfolio seeks high capital growth through an all-stock portfolio.

The Schwab MarketTrack Growth Portfolio seeks high capital growth with less volatility than an all-stock portfolio.

The Schwab MarketTrack Balanced Portfolio seeks both capital growth and income.

The Schwab MarketTrack Conservative Portfolio seeks income and more growth potential than an all-bond portfolio.
26
Schwab MarketTrack Portfolios | Annual Holdings and Financial Statements

Schwab MarketTrack Portfolios
Financial Notes (continued)

 2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs
Schwab MarketTrack Portfolios | Annual Holdings and Financial Statements
27

Schwab MarketTrack Portfolios
Financial Notes (continued)

2. Significant Accounting Policies (continued):
are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of October 31, 2024, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Investments: The funds may invest a portion of their assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the funds.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets. The fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds. Such expenses are reflected in the NAVs of the underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year, except for the Schwab MarketTrack Conservative Portfolio, which typically makes distributions from net investment income at the end of each calendar quarter. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
28
Schwab MarketTrack Portfolios | Annual Holdings and Financial Statements

Schwab MarketTrack Portfolios
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The funds are subject to the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments may cause the funds to underperform other funds with a similar investment objective. The funds are not managed to maximize tax efficiency for taxable shareholder accounts. Investors should consider whether the funds are appropriate investments in light of their current financial position and retirement needs.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of a fund. However, the investment adviser is a fiduciary to each fund and is legally obligated to act in each fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Exchange-Traded Fund (ETF) Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The funds may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain their allocations. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Underlying Fund Investment Risk. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest, which include any combination of the risks described below.
● Investment Risk. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
● Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index. Errors relating to an index may occur from time to time and may not be identified by the underlying fund’s index provider for a period of time. In addition, market disruptions could cause delays in an underlying fund’s index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for an underlying fund.
Schwab MarketTrack Portfolios | Annual Holdings and Financial Statements
29

Schwab MarketTrack Portfolios
Financial Notes (continued)

3. Risk Factors (continued):
● Tracking Error Risk. Each underlying index fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of an underlying fund and its index, positive or negative, is called "tracking error." Tracking error can be caused by many factors and it may be significant. If an underlying fund utilizes a sampling approach, it may not track the return of the index as well as it would if the underlying fund purchased all of the securities in the index.
● Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
● Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
● Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
● Real Estate Investment Risk. An underlying fund that has a policy of concentrating its investments in real estate companies and companies related to the real estate industry is subject to risks associated with the direct ownership of real estate securities. These risks include, among others, declines in the value of (or income generated by) real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
● Money Market Fund Risk. The funds may invest in underlying money market funds that either seek to maintain a stable $1.00 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when a fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares under certain circumstances.
● Concentration Risk. To the extent that an underlying fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
● Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.
● Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more
30
Schwab MarketTrack Portfolios | Annual Holdings and Financial Statements

Schwab MarketTrack Portfolios
Financial Notes (continued)

3. Risk Factors (continued):
precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
● Derivatives Risk. An underlying fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures, forward contracts and swaps. An option is the right, but not the obligation, to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. A forward foreign currency contract is a derivative (forward contract) in which the underlying reference is a country’s or region’s currency. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a  predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of  a specified credit event in exchange for a fixed payment or series of fixed payments.
An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as leverage risk, liquidity risk and market risk are discussed elsewhere in this section. An underlying fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions  may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause an underlying fund to realize higher amounts of short-term capital gains. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility, and could cause the underlying fund to lose more than the initial amount invested. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) by an underlying fund could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules. An underlying fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that a fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
● Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.
● Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
● Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and each fund.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee of 0.13%, payable monthly, based on a percentage of each fund’s average daily net assets. The investment adviser also is entitled to receive an advisory and/or administrative services fee from each of the affiliated Schwab Funds that serve as underlying funds.
Schwab MarketTrack Portfolios | Annual Holdings and Financial Statements
31

Schwab MarketTrack Portfolios
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser, (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee of up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
The investment adviser and its affiliates have agreed with the funds, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses as a percentage of average daily net assets as follows:
SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO	SCHWAB MARKETTRACK BALANCED PORTFOLIO	SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO
0.50%	0.50%	0.50%	0.50%
The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by each fund through its investments in the underlying funds.
Investments in Affiliates
The funds may engage in certain transactions involving affiliated parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other affiliated funds. As of October 31, 2024, each Schwab MarketTrack Portfolio’s ownership percentages of other affiliated funds’ shares are as follows:
UNDERLYING FUNDS	SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO	SCHWAB MARKETTRACK BALANCED PORTFOLIO	SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO
Schwab Fundamental Emerging Markets Equity Index Fund	5.0%	3.5%	1.6%	0.4%
Schwab Fundamental International Equity Index Fund	2.3%	1.7%	0.8%	0.2%
Schwab Fundamental International Small Equity Index Fund	8.1%	5.6%	2.6%	0.6%
Schwab Fundamental U.S. Large Company Index Fund	1.3%	1.2%	0.6%	0.1%
Schwab Fundamental U.S. Small Company Index Fund	1.8%	1.4%	0.6%	0.1%
Schwab Government Money Fund, Ultra Shares	— %	0.1%	0.1%	0.0%*
Schwab International Index Fund	1.5%	1.2%	0.5%	0.1%
Schwab S&P 500 Index Fund	0.2%	0.2%	0.1%	0.0%*
Schwab Short-Term Bond Index Fund	— %	— %	0.4%	0.1%
Schwab Small-Cap Index Fund	1.2%	0.9%	0.4%	0.1%
Schwab U.S. Aggregate Bond Index Fund	— %	3.0%	4.0%	2.2%
Schwab U.S. Large-Cap Growth Index Fund	2.9%	2.4%	1.1%	0.2%
Schwab U.S. REIT ETF	0.6%	0.5%	0.2%	0.1%

*	Less than 0.05%
32
Schwab MarketTrack Portfolios | Annual Holdings and Financial Statements

Schwab MarketTrack Portfolios
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser, trustees and/or officers. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities — affiliated issuers in the Statement of Operations. For the period ended October 31, 2024, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab MarketTrack All Equity Portfolio	$39,282	$—	$—
Schwab MarketTrack Growth Portfolio	21,777	—	—
Schwab MarketTrack Balanced Portfolio	9,628	299,384	(27,075)
Schwab MarketTrack Conservative Portfolio	2,835	103,655	(5,866)

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 26, 2024. On September 26, 2024, the Syndicated Credit Facility was amended to run for a new 364 day period with the committed line of credit increasing to $1.2 billion, maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 26, 2024. On September 26, 2024, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
Schwab MarketTrack Portfolios | Annual Holdings and Financial Statements
33

Schwab MarketTrack Portfolios
Financial Notes (continued)

 7. Purchases and Sales of Investment Securities:
For the period ended October 31, 2024, purchases and sales of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab MarketTrack All Equity Portfolio	$150,066,321	$165,011,328
Schwab MarketTrack Growth Portfolio	160,151,023	203,729,152
Schwab MarketTrack Balanced Portfolio	90,027,901	120,970,807
Schwab MarketTrack Conservative Portfolio	23,919,324	44,009,691

8. Federal Income Taxes:
As of October 31, 2024, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab MarketTrack All Equity Portfolio	$492,714,260	$443,321,536	($12,937,121 )	$430,384,415
Schwab MarketTrack Growth Portfolio	574,586,180	405,752,872	(17,916,229)	387,836,643
Schwab MarketTrack Balanced Portfolio	420,742,553	193,600,323	(26,899,407)	166,700,916
Schwab MarketTrack Conservative Portfolio	172,793,161	46,986,190	(16,725,669)	30,260,521
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of October 31, 2024, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	TOTAL
Schwab MarketTrack All Equity Portfolio	$6,049,139	$44,916,657	$430,384,415	$481,350,211
Schwab MarketTrack Growth Portfolio	8,268,747	77,078,910	387,836,643	473,184,300
Schwab MarketTrack Balanced Portfolio	8,096,565	40,871,169	166,700,916	215,668,650
Schwab MarketTrack Conservative Portfolio	676,395	12,877,051	30,260,521	43,813,967
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS		PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab MarketTrack All Equity Portfolio	$15,696,088	$9,868,333	$10,865,426	$22,576,990
Schwab MarketTrack Growth Portfolio	18,966,394	16,318,683	13,427,485	21,873,115
Schwab MarketTrack Balanced Portfolio	13,038,206	10,307,370	9,217,623	11,728,548
Schwab MarketTrack Conservative Portfolio	5,760,268	8,105,659	5,105,118	4,720,064
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
34
Schwab MarketTrack Portfolios | Annual Holdings and Financial Statements

Schwab MarketTrack Portfolios
Financial Notes (continued)

8. Federal Income Taxes (continued):
As of October 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended October 31, 2024, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab MarketTrack Portfolios | Annual Holdings and Financial Statements
35

Schwab MarketTrack Portfolios
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Capital Trust and Shareholders of Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio, and Schwab MarketTrack Conservative Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio, and Schwab MarketTrack Conservative Portfolio (the “Funds”), four of the Funds constituting Schwab Capital Trust, as of October 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds constituting Schwab Capital Trust as of October 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
December 16, 2024
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
36
Schwab MarketTrack Portfolios | Annual Holdings and Financial Statements

Schwab MarketTrack Portfolios
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Capital Trust (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio and Schwab MarketTrack Conservative Portfolio (each, a Fund and collectively, the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 2, 2024 and June 6, 2024, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 6, 2024 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to each Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s
Schwab MarketTrack Portfolios | Annual Holdings and Financial Statements
37

Schwab MarketTrack Portfolios
technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Although Schwab MarketTrack Conservative Portfolio had performance that ranked in the fourth quartile of a relevant peer group for more than one performance period considered, the Board concluded that other factors relevant to performance supported renewal of the Agreement with respect to the Fund including that the underperformance was attributable, to a significant extent, to investment decisions by the investment adviser that were reasonable and consistent with the Fund’s investment objective and policies and that the investment adviser had taken steps designed to help improve performance. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees also considered the investment adviser’s contractual commitment to limit the operating expense of each Fund for so long as it serves as the adviser to the Fund. The Trustees also considered fees charged by the investment adviser to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services the investment adviser provides to these other accounts, and any differences in the market for these types of accounts. The Trustees noted that shareholders of the Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Funds invest. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed the profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. Also, because each Fund invests a portion of its assets in other funds within the Schwab fund complex, the Trustees considered the indirect benefits to the investment adviser from such Fund’s investments in other underlying funds managed by the investment adviser. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, and although the Funds do not have breakpoints in their advisory fees, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and
38
Schwab MarketTrack Portfolios | Annual Holdings and Financial Statements

Schwab MarketTrack Portfolios
use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and noted the impact of regulatory and other developments on the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds. The Trustees considered that the investment adviser and its affiliates employ contractual expense caps to protect shareholders from higher fees, including for example, when fund assets are relatively small. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab MarketTrack Portfolios | Annual Holdings and Financial Statements
39

MFR13813-27
00306157

Annual Holdings and Financial Statements | October 31, 2024
Schwab Target Funds

Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab Target 2060 Fund
Schwab Target 2065 Fund

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Target Funds | Annual Holdings and Financial Statements
1

Schwab Target 2010 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$12.19	$12.23	$15.21	$13.76	$13.57
Income (loss) from investment operations:
Net investment income (loss)[1]	0.40	0.35	0.28	0.22	0.27
Net realized and unrealized gains (losses)	1.73	0.16	(2.55)	1.61	0.57
Total from investment operations	2.13	0.51	(2.27)	1.83	0.84
Less distributions:
Distributions from net investment income	(0.38)	(0.30)	(0.30)	(0.27)	(0.34)
Distributions from net realized gains	(0.18)	(0.25)	(0.41)	(0.11)	(0.31)
Total distributions	(0.56)	(0.55)	(0.71)	(0.38)	(0.65)
Net asset value at end of period	$13.76	$12.19	$12.23	$15.21	$13.76
Total return	17.77%	4.24%	(15.69%)	13.46%	6.38%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%	0.00%	0.00%[3]	0.00%	0.00%
Total expenses[2]	0.15%	0.14%	0.14%[3]	0.12%	0.14%
Net investment income (loss)	3.04%	2.76%	2.04%	1.50%	2.03%
Portfolio turnover rate	11%	14%	24%	21%	27%
Net assets, end of period (x 1,000)	$42,809	$43,307	$46,359	$65,477	$55,507

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
2
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target 2010 Fund
Portfolio Holdings  as of October 31, 2024

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 75.5% OF NET ASSETS

U.S. Stocks 21.2%
Large-Cap 18.6%
Schwab Core Equity Fund	$696,522	$21,896	($201,708 )	$56,518	$143,410	$716,638	29,358	$21,896
Schwab Fundamental U.S. Large Company Index Fund (formerly Schwab Fundamental US Large Company Index Fund)	864,797	17,978	(270,251)	25,309	203,851	841,684	29,879	17,978
Schwab S&P 500 Index Fund	5,404,074	152,968	(1,987,472)	1,192,116	479,156	5,240,842	59,286	82,968
Schwab Select Large Cap Growth Fund *	922,814	238,789	(231,664)	(50,633)	265,521	1,144,827	43,496	158,966
						7,943,991
Mid-Cap 1.2%
Schwab U.S. Mid-Cap Index Fund	545,289	8,855	(187,246)	24,372	137,583	528,853	7,856	8,855
Small-Cap 1.4%
Schwab Small-Cap Equity Fund	615,495	42,283	(216,386)	31,057	139,258	611,707	27,996	2,284
						9,084,551

International Stocks 7.5%
Developed Markets 7.5%
Schwab Fundamental International Equity Index Fund (formerly Schwab Fundamental International Large Company Index Fund)	129,077	4,613	—	—	20,865	154,555	13,911	4,613
Schwab International Core Equity Fund	1,307,705	68,553	(335,647)	42,902	232,001	1,315,514	108,900	38,553
Schwab International Opportunities Fund	1,872,303	98,361	(569,000)	(14,876)	345,285	1,732,073	83,473	34,660
						3,202,142

Real Estate 2.2%
Global Real Estate 2.2%
Schwab Global Real Estate Fund	1,033,398	139,351	(408,491)	(81,693)	263,977	946,542	143,851	32,268

Fixed Income 42.0%
Inflation-Protected Bond 6.7%
Schwab Treasury Inflation Protected Securities Index Fund	2,904,874	286,339	(442,000)	(47,536)	174,944	2,876,621	280,372	107,801
Intermediate-Term Bond 27.0%
Schwab U.S. Aggregate Bond Index Fund	11,197,786	1,248,090	(1,578,000)	(221,178)	911,239	11,557,937	1,300,105	437,662
Short-Term Bond 8.3%
Schwab Short-Term Bond Index Fund	3,530,392	384,194	(450,000)	(28,565)	120,488	3,556,509	371,631	136,823
						17,991,067

Money Market Funds 2.6%
Schwab Government Money Fund, Ultra Shares, 4.69% (b),(c)	—	1,107,987	—	—	—	1,107,987	1,107,987	11,492
Schwab Variable Share Price Money Fund, Ultra Shares (c)	1,790,671	57,814	(1,848,835)	235	115	—	—	53,589
Total Affiliated Underlying Funds (Cost $27,146,484)	$32,815,197	$3,878,071	($8,726,700 )	$928,028	$3,437,693	$32,332,289		$1,150,408

See financial notes
Schwab Target Funds | Annual Holdings and Financial Statements
3

Schwab Target 2010 Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 24.0% OF NET ASSETS

U.S. Stocks 5.1%
Large-Cap 4.6%
ClearBridge Large Cap Growth Fund, Class IS *						$805,136	10,630
Dodge & Cox Stock Fund, Class I						1,172,096	4,284
						1,977,232
Small-Cap 0.5%
ClearBridge Small Cap Growth Fund, Class IS *						206,439	4,999
						2,183,671

Fixed Income 18.9%
Intermediate-Term Bond 16.9%
Baird Aggregate Bond Fund, Institutional Class						6,592,426	673,384
Loomis Sayles Investment Grade Bond Fund, Class Y						652,416	66,168
						7,244,842
International Bond 2.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						855,662	86,606
						8,100,504
Total Unaffiliated Underlying Funds (Cost $9,879,273)						$10,284,175
Total Investments in Securities (Cost $37,025,757)						$42,616,464

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $1,098,835 and is included in the sales for the Schwab Variable Share
Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

At October 31, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
4
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target 2010 Fund
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $27,146,484)		$32,332,289
Investments in securities, at value - unaffiliated issuers (cost $9,879,273)		10,284,175
Cash		146,174
Receivables:
Dividends		55,778
Investments sold		50,000
Fund shares sold		9,579
Due from investment adviser		5,662
Prepaid expenses	+	10,145
Total assets		42,893,802

Liabilities
Payables:
Investments bought		53,439
Fund shares redeemed		13
Accrued expenses	+	31,071
Total liabilities		84,523
Net assets		$42,809,279

Net Assets by Source
Capital received from investors		$36,270,417
Total distributable earnings	+	6,538,862
Net assets		$42,809,279

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$42,809,279		3,111,399		$13.76

See financial notes
Schwab Target Funds | Annual Holdings and Financial Statements
5

Schwab Target 2010 Fund
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - affiliated issuers		$977,376
Dividends received from securities - unaffiliated issuers		342,557
Other Interest	+	6,679
Total investment income		1,326,612

Expenses
Registration fees		20,174
Professional fees		20,084
Portfolio accounting fees		11,269
Independent trustees’ fees		6,021
Shareholder reports		4,211
Transfer agent fees		1,200
Other expenses	+	3,440
Total expenses		66,399
Expense reduction	–	66,399
Net expenses	–	—
Net investment income		1,326,612

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		173,032
Realized capital gain distributions received from underlying funds - unaffiliated issuers		147,165
Net realized gains on sales of securities - affiliated issuers		928,028
Net realized losses on sales of securities - unaffiliated issuers	+	(50,836)
Net realized gains		1,197,389
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		3,437,693
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	1,221,540
Net change in unrealized appreciation (depreciation)	+	4,659,233
Net realized and unrealized gains		5,856,622
Increase in net assets resulting from operations		$7,183,234
See financial notes
6
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target 2010 Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$1,326,612	$1,291,642
Net realized gains		1,197,389	263,818
Net change in unrealized appreciation (depreciation)	+	4,659,233	557,010
Increase in net assets resulting from operations		$7,183,234	$2,112,470

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($1,890,752 )	($2,099,711 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		214,971	$2,877,559	387,660	$4,816,480
Shares reinvested		116,816	1,503,428	154,395	1,854,287
Shares redeemed	+	(773,951)	(10,170,754)	(778,380)	(9,735,905)
Net transactions in fund shares		(442,164)	($5,789,767 )	(236,325)	($3,065,138 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,553,563	$43,306,564	3,789,888	$46,358,943
Total decrease	+	(442,164)	(497,285)	(236,325)	(3,052,379)
End of period		3,111,399	$42,809,279	3,553,563	$43,306,564
See financial notes
Schwab Target Funds | Annual Holdings and Financial Statements
7

Schwab Target 2015 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$10.29	$10.48	$13.36	$12.18	$12.07
Income (loss) from investment operations:
Net investment income (loss)[1]	0.33	0.29	0.23	0.19	0.25
Net realized and unrealized gains (losses)	1.54	0.17	(2.24)	1.54	0.50
Total from investment operations	1.87	0.46	(2.01)	1.73	0.75
Less distributions:
Distributions from net investment income	(0.31)	(0.26)	(0.28)	(0.24)	(0.31)
Distributions from net realized gains	(0.34)	(0.39)	(0.59)	(0.31)	(0.33)
Total distributions	(0.65)	(0.65)	(0.87)	(0.55)	(0.64)
Net asset value at end of period	$11.51	$10.29	$10.48	$13.36	$12.18
Total return	18.62%	4.53%	(16.15%)	14.54%	6.41%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%	0.00%	0.00%[3]	0.00%	0.00%
Total expenses[2]	0.13%	0.12%	0.11%[3]	0.08%	0.10%
Net investment income (loss)	2.94%	2.71%	1.97%	1.47%	2.07%
Portfolio turnover rate	9%	7%	19%	14%	15%
Net assets, end of period (x 1,000)	$48,628	$49,402	$57,879	$81,399	$77,274

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
8
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target 2015 Fund
Portfolio Holdings  as of October 31, 2024

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 75.5% OF NET ASSETS

U.S. Stocks 23.1%
Large-Cap 20.2%
Schwab Core Equity Fund	$898,561	$26,800	($313,186 )	$123,530	$138,583	$874,288	35,817	$26,800
Schwab Fundamental U.S. Large Company Index Fund (formerly Schwab Fundamental US Large Company Index Fund)	1,070,958	21,318	(342,918)	42,240	248,568	1,040,166	36,925	21,318
Schwab S&P 500 Index Fund	6,649,359	163,610	(2,328,394)	1,709,973	422,266	6,616,814	74,851	103,610
Schwab Select Large Cap Growth Fund *	1,106,101	191,888	(250,000)	(48,137)	311,812	1,311,664	49,835	191,888
						9,842,932
Mid-Cap 1.4%
Schwab U.S. Mid-Cap Index Fund	640,834	11,149	(181,697)	21,928	179,843	672,057	9,983	11,149
Small-Cap 1.5%
Schwab Small-Cap Equity Fund	715,135	2,932	(184,359)	50,846	160,387	744,941	34,093	2,932
						11,259,930

International Stocks 8.6%
Developed Markets 8.6%
Schwab Fundamental International Equity Index Fund (formerly Schwab Fundamental International Large Company Index Fund)	185,282	6,621	—	—	29,950	221,853	19,969	6,621
Schwab International Core Equity Fund	1,765,110	50,313	(478,359)	67,180	308,116	1,712,360	141,752	50,313
Schwab International Opportunities Fund	2,343,895	94,318	(622,493)	61,235	369,326	2,246,281	108,254	44,318
						4,180,494

Real Estate 2.5%
Global Real Estate 2.5%
Schwab Global Real Estate Fund	1,279,836	41,812	(345,999)	(1,233)	239,689	1,214,105	184,514	41,812

Fixed Income 39.1%
Inflation-Protected Bond 6.3%
Schwab Treasury Inflation Protected Securities Index Fund	3,129,036	233,131	(443,076)	(39,169)	180,837	3,060,759	298,320	118,131
Intermediate-Term Bond 25.2%
Schwab U.S. Aggregate Bond Index Fund	11,920,212	1,069,145	(1,505,234)	(204,920)	955,211	12,234,414	1,376,200	470,183
Short-Term Bond 7.6%
Schwab Short-Term Bond Index Fund	3,780,174	335,344	(512,032)	(28,654)	130,786	3,705,618	387,212	147,140
						19,000,791

Money Market Funds 2.2%
Schwab Government Money Fund, Ultra Shares, 4.69% (b),(c)	—	1,050,041	—	—	—	1,050,041	1,050,041	10,891
Schwab Variable Share Price Money Fund, Ultra Shares (c)	2,002,488	58,512	(2,061,367)	449	(82)	—	—	53,787
Total Affiliated Underlying Funds (Cost $30,201,087)	$37,486,981	$3,356,934	($9,569,114 )	$1,755,268	$3,675,292	$36,705,361		$1,300,893

See financial notes
Schwab Target Funds | Annual Holdings and Financial Statements
9

Schwab Target 2015 Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 24.1% OF NET ASSETS

U.S. Stocks 5.8%
Large-Cap 5.3%
ClearBridge Large Cap Growth Fund, Class IS *						$1,128,923	14,905
Dodge & Cox Stock Fund, Class I						1,475,813	5,395
						2,604,736
Small-Cap 0.5%
ClearBridge Small Cap Growth Fund, Class IS *						229,565	5,558
						2,834,301

Fixed Income 18.3%
Intermediate-Term Bond 16.2%
Baird Aggregate Bond Fund, Institutional Class						6,831,123	697,765
Loomis Sayles Investment Grade Bond Fund, Class Y						1,038,290	105,303
						7,869,413
International Bond 2.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						1,028,975	104,147
						8,898,388
Total Unaffiliated Underlying Funds (Cost $11,200,707)						$11,732,689
Total Investments in Securities (Cost $41,401,794)						$48,438,050

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $1,041,367 and is included in the sales for the Schwab Variable Share
Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

At October 31, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
10
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target 2015 Fund
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $30,201,087)		$36,705,361
Investments in securities, at value - unaffiliated issuers (cost $11,200,707)		11,732,689
Cash		227,516
Receivables:
Dividends		58,805
Fund shares sold		21,396
Due from investment adviser		5,650
Prepaid expenses	+	4,530
Total assets		48,755,947

Liabilities
Payables:
Investments bought		96,588
Accrued expenses	+	31,462
Total liabilities		128,050
Net assets		$48,627,897

Net Assets by Source
Capital received from investors		$39,155,915
Total distributable earnings	+	9,471,982
Net assets		$48,627,897

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$48,627,897		4,223,182		$11.51

See financial notes
Schwab Target Funds | Annual Holdings and Financial Statements
11

Schwab Target 2015 Fund
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - affiliated issuers		$1,091,788
Dividends received from securities - unaffiliated issuers		389,279
Other Interest	+	5,584
Total investment income		1,486,651

Expenses
Professional fees		20,095
Registration fees		19,229
Portfolio accounting fees		11,308
Independent trustees’ fees		6,035
Shareholder reports		4,187
Transfer agent fees		1,766
Other expenses	+	3,469
Total expenses		66,089
Expense reduction	–	66,089
Net expenses	–	—
Net investment income		1,486,651

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		209,105
Realized capital gain distributions received from underlying funds - unaffiliated issuers		179,983
Net realized gains on sales of securities - affiliated issuers		1,755,268
Net realized losses on sales of securities - unaffiliated issuers	+	(32,384)
Net realized gains		2,111,972
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		3,675,292
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	1,469,216
Net change in unrealized appreciation (depreciation)	+	5,144,508
Net realized and unrealized gains		7,256,480
Increase in net assets resulting from operations		$8,743,131
See financial notes
12
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target 2015 Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$1,486,651	$1,514,051
Net realized gains		2,111,972	1,489,316
Net change in unrealized appreciation (depreciation)	+	5,144,508	(155,511)
Increase in net assets resulting from operations		$8,743,131	$2,847,856

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($3,052,801 )	($3,520,737 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		186,013	$2,088,962	104,249	$1,110,701
Shares reinvested		258,525	2,771,391	317,518	3,213,282
Shares redeemed	+	(1,023,638)	(11,324,982)	(1,141,958)	(12,128,296)
Net transactions in fund shares		(579,100)	($6,464,629 )	(720,191)	($7,804,313 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,802,282	$49,402,196	5,522,473	$57,879,390
Total decrease	+	(579,100)	(774,299)	(720,191)	(8,477,194)
End of period		4,223,182	$48,627,897	4,802,282	$49,402,196
See financial notes
Schwab Target Funds | Annual Holdings and Financial Statements
13

Schwab Target 2020 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$12.38	$12.55	$16.14	$14.55	$14.46
Income (loss) from investment operations:
Net investment income (loss)[1]	0.38	0.34	0.28	0.23	0.30
Net realized and unrealized gains (losses)	1.95	0.24	(2.72)	1.94	0.58
Total from investment operations	2.33	0.58	(2.44)	2.17	0.88
Less distributions:
Distributions from net investment income	(0.38)	(0.31)	(0.35)	(0.29)	(0.36)
Distributions from net realized gains	(0.53)	(0.44)	(0.80)	(0.29)	(0.43)
Total distributions	(0.91)	(0.75)	(1.15)	(0.58)	(0.79)
Net asset value at end of period	$13.80	$12.38	$12.55	$16.14	$14.55
Total return	19.39%	4.68%	(16.35%)	15.27%	6.33%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%	0.00%	0.00%[3]	0.00%	0.00%
Total expenses[2]	0.03%	0.03%	0.03%[3]	0.02%	0.02%
Net investment income (loss)	2.88%	2.67%	1.97%	1.47%	2.13%
Portfolio turnover rate	8%	7%	17%	10%	17%
Net assets, end of period (x 1,000)	$317,158	$323,339	$383,963	$531,012	$525,444

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
14
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target 2020 Fund
Portfolio Holdings  as of October 31, 2024

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 75.7% OF NET ASSETS

U.S. Stocks 24.6%
Large-Cap 21.4%
Schwab Core Equity Fund	$6,574,804	$191,570	($2,370,619 )	$819,081	$1,036,177	$6,251,013	256,084	$191,570
Schwab Fundamental U.S. Large Company Index Fund (formerly Schwab Fundamental US Large Company Index Fund)	6,754,892	140,423	(1,711,986)	247,301	1,689,135	7,119,765	252,743	140,423
Schwab S&P 500 Index Fund	46,319,918	1,063,554	(16,662,793)	13,004,999	1,771,611	45,497,289	514,675	713,554
Schwab Select Large Cap Growth Fund *	7,895,948	1,354,415	(2,053,153)	(437,217)	2,235,774	8,995,767	341,784	1,354,415
						67,863,834
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund	4,482,021	77,974	(1,194,436)	134,339	1,280,218	4,780,116	71,006	77,974
Small-Cap 1.7%
Schwab Small-Cap Equity Fund	4,782,101	20,914	(850,000)	181,963	1,261,210	5,396,188	246,965	20,914
						78,040,138

International Stocks 9.5%
Developed Markets 9.5%
Schwab Fundamental International Equity Index Fund (formerly Schwab Fundamental International Large Company Index Fund)	1,687,098	60,289	(429,524)	37,117	224,537	1,579,517	142,171	60,289
Schwab International Core Equity Fund	12,544,720	349,505	(3,292,739)	476,132	2,212,110	12,289,728	1,017,362	349,505
Schwab International Opportunities Fund	16,743,158	572,477	(4,042,251)	415,219	2,656,478	16,345,081	787,715	322,477
						30,214,326

Real Estate 2.7%
Global Real Estate 2.7%
Schwab Global Real Estate Fund	8,684,495	295,847	(2,077,924)	(365,929)	2,040,715	8,577,204	1,303,526	295,847

Fixed Income 37.2%
Inflation-Protected Bond 6.1%
Schwab Treasury Inflation Protected Securities Index Fund	19,638,546	1,355,887	(2,595,000)	(242,167)	1,130,584	19,287,850	1,879,907	744,836
Intermediate-Term Bond 23.8%
Schwab U.S. Aggregate Bond Index Fund	73,955,359	4,414,580	(7,644,919)	(1,077,264)	5,713,501	75,361,257	8,477,082	2,908,345
Short-Term Bond 7.3%
Schwab Short-Term Bond Index Fund	23,322,277	1,685,984	(2,515,763)	(143,673)	775,121	23,123,946	2,416,295	909,782
						117,773,053

Money Market Funds 1.7%
Schwab Government Money Fund, Ultra Shares, 4.69% (b),(c)	—	5,485,787	—	—	—	5,485,787	5,485,787	56,897
Schwab Variable Share Price Money Fund, Ultra Shares (c)	12,045,067	343,210	(12,390,474)	2,917	(720)	—	—	314,791
Total Affiliated Underlying Funds (Cost $192,742,435)	$245,430,404	$17,412,416	($59,831,581 )	$13,052,818	$24,026,451	$240,090,508		$8,461,619

See financial notes
Schwab Target Funds | Annual Holdings and Financial Statements
15

Schwab Target 2020 Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 23.9% OF NET ASSETS

U.S. Stocks 6.0%
Large-Cap 5.6%
ClearBridge Large Cap Growth Fund, Class IS *						$7,508,523	99,136
Dodge & Cox Stock Fund, Class I						10,218,135	37,351
						17,726,658
Small-Cap 0.4%
ClearBridge Small Cap Growth Fund, Class IS *						1,423,514	34,468
						19,150,172

Fixed Income 17.9%
Intermediate-Term Bond 15.8%
Baird Aggregate Bond Fund, Institutional Class						41,972,588	4,287,292
Loomis Sayles Investment Grade Bond Fund, Class Y						8,048,997	816,328
						50,021,585
International Bond 2.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						6,768,760	685,097
						56,790,345
Total Unaffiliated Underlying Funds (Cost $72,392,995)						$75,940,517
Total Investments in Securities (Cost $265,135,430)						$316,031,025

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $5,440,474 and is included in the sales for the Schwab Variable Share
Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

At October 31, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
16
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target 2020 Fund
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $192,742,435)		$240,090,508
Investments in securities, at value - unaffiliated issuers (cost $72,392,995)		75,940,517
Cash		1,157,771
Receivables:
Dividends		365,530
Investments sold		230,000
Fund shares sold		76,052
Due from investment adviser		8,731
Prepaid expenses	+	11,315
Total assets		317,880,424

Liabilities
Payables:
Investments bought		353,949
Fund shares redeemed		320,024
Accrued expenses	+	48,058
Total liabilities		722,031
Net assets		$317,158,393

Net Assets by Source
Capital received from investors		$248,328,418
Total distributable earnings	+	68,829,975
Net assets		$317,158,393

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$317,158,393		22,981,565		$13.80

See financial notes
Schwab Target Funds | Annual Holdings and Financial Statements
17

Schwab Target 2020 Fund
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - affiliated issuers		$6,984,137
Dividends received from securities - unaffiliated issuers		2,508,704
Other Interest	+	27,863
Total investment income		9,520,704

Expenses
Registration fees		22,477
Portfolio accounting fees		21,867
Professional fees		20,619
Shareholder reports		13,312
Independent trustees’ fees		6,573
Transfer agent fees		2,265
Other expenses	+	4,651
Total expenses		91,764
Expense reduction	–	91,764
Net expenses	–	—
Net investment income		9,520,704

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		1,477,482
Realized capital gain distributions received from underlying funds - unaffiliated issuers		1,220,824
Net realized gains on sales of securities - affiliated issuers		13,052,818
Net realized losses on sales of securities - unaffiliated issuers	+	(239,462)
Net realized gains		15,511,662
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		24,026,451
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	9,800,474
Net change in unrealized appreciation (depreciation)	+	33,826,925
Net realized and unrealized gains		49,338,587
Increase in net assets resulting from operations		$58,859,291
See financial notes
18
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target 2020 Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$9,520,704	$9,844,122
Net realized gains		15,511,662	11,876,218
Net change in unrealized appreciation (depreciation)	+	33,826,925	(2,087,434)
Increase in net assets resulting from operations		$58,859,291	$19,632,906

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($22,957,254 )	($21,994,178 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,056,628	$13,928,973	965,580	$12,253,161
Shares reinvested		1,663,818	21,313,509	1,686,974	20,530,467
Shares redeemed	+	(5,847,403)	(77,325,561)	(7,129,103)	(91,046,134)
Net transactions in fund shares		(3,126,957)	($42,083,079 )	(4,476,549)	($58,262,506 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		26,108,522	$323,339,435	30,585,071	$383,963,213
Total decrease	+	(3,126,957)	(6,181,042)	(4,476,549)	(60,623,778)
End of period		22,981,565	$317,158,393	26,108,522	$323,339,435
See financial notes
Schwab Target Funds | Annual Holdings and Financial Statements
19

Schwab Target 2025 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$13.40	$13.43	$17.30	$14.81	$14.74
Income (loss) from investment operations:
Net investment income (loss)[1]	0.41	0.35	0.27	0.22	0.31
Net realized and unrealized gains (losses)	2.28	0.37	(3.09)	2.74	0.55
Total from investment operations	2.69	0.72	(2.82)	2.96	0.86
Less distributions:
Distributions from net investment income	(0.38)	(0.30)	(0.39)	(0.28)	(0.35)
Distributions from net realized gains	(0.35)	(0.45)	(0.66)	(0.19)	(0.44)
Total distributions	(0.73)	(0.75)	(1.05)	(0.47)	(0.79)
Net asset value at end of period	$15.36	$13.40	$13.43	$17.30	$14.81
Total return	20.57%	5.46%	(17.39%)	20.25%	5.98%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%	0.00%	0.00%[3]	0.00%	0.00%
Total expenses[2]	0.02%	0.02%	0.03%[3]	0.02%	0.02%
Net investment income (loss)	2.78%	2.53%	1.82%	1.33%	2.14%
Portfolio turnover rate	12%	10%	19%	16%	16%
Net assets, end of period (x 1,000)	$447,612	$445,714	$494,852	$662,236	$571,738

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
20
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target 2025 Fund
Portfolio Holdings  as of October 31, 2024

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 75.0% OF NET ASSETS

U.S. Stocks 26.3%
Large-Cap 23.0%
Schwab Core Equity Fund	$11,017,365	$334,698	($4,203,142 )	$1,107,167	$1,919,495	$10,175,583	416,861	$334,698
Schwab Fundamental U.S. Large Company Index Fund (formerly Schwab Fundamental US Large Company Index Fund)	9,970,719	207,275	(2,012,531)	316,348	2,607,319	11,089,130	393,650	207,275
Schwab S&P 500 Index Fund	70,842,643	1,079,557	(26,291,396)	15,369,594	6,851,488	67,851,886	767,555	1,079,557
Schwab Select Large Cap Growth Fund *	12,088,560	2,102,243	(3,321,618)	(950,388)	3,706,931	13,625,728	517,695	2,102,243
						102,742,327
Mid-Cap 1.4%
Schwab U.S. Mid-Cap Index Fund	5,210,346	90,645	(600,000)	180,410	1,556,890	6,438,291	95,637	90,645
Small-Cap 1.9%
Schwab Small-Cap Equity Fund	8,210,775	35,910	(1,941,120)	427,111	1,967,747	8,700,423	398,189	35,910
						117,881,041

International Stocks 11.6%
Developed Markets 11.6%
Schwab Fundamental International Equity Index Fund (formerly Schwab Fundamental International Large Company Index Fund)	2,897,948	103,559	(967,311)	64,970	356,225	2,455,391	221,007	103,559
Schwab International Core Equity Fund	23,027,458	634,936	(7,251,031)	914,200	3,813,158	21,138,721	1,749,894	634,936
Schwab International Opportunities Fund	29,379,192	978,512	(7,210,450)	(653,193)	5,981,587	28,475,648	1,372,320	578,513
						52,069,760

Real Estate 3.0%
Global Real Estate 3.0%
Schwab Global Real Estate Fund	14,866,550	477,411	(4,717,421)	(920,208)	3,727,836	13,434,168	2,041,667	477,411

Fixed Income 32.7%
Inflation-Protected Bond 5.0%
Schwab Treasury Inflation Protected Securities Index Fund	18,662,483	4,863,270	(1,975,001)	(387,266)	1,229,940	22,393,426	2,182,595	824,570
Intermediate-Term Bond 21.3%
Schwab U.S. Aggregate Bond Index Fund	85,090,151	9,826,842	(5,005,000)	(807,755)	6,158,454	95,262,692	10,715,713	3,565,948
Short-Term Bond 6.4%
Schwab Short-Term Bond Index Fund	26,893,365	4,364,828	(3,524,724)	(198,827)	928,015	28,462,657	2,974,154	1,116,329
						146,118,775

Money Market Funds 1.4%
Schwab Government Money Fund, Ultra Shares, 4.69% (b),(c)	—	6,265,241	—	—	—	6,265,241	6,265,241	64,981
Schwab Variable Share Price Money Fund, Ultra Shares (c)	13,377,675	393,316	(13,773,491)	1,554	946	—	—	361,753
Total Affiliated Underlying Funds (Cost $266,408,212)	$331,535,230	$31,758,243	($82,794,236 )	$14,463,717	$40,806,031	$335,768,985		$11,578,328

See financial notes
Schwab Target Funds | Annual Holdings and Financial Statements
21

Schwab Target 2025 Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 24.6% OF NET ASSETS

U.S. Stocks 6.7%
Large-Cap 6.1%
ClearBridge Large Cap Growth Fund, Class IS *						$11,871,699	156,743
Dodge & Cox Stock Fund, Class I						15,632,287	57,142
						27,503,986
Small-Cap 0.6%
ClearBridge Small Cap Growth Fund, Class IS *						2,599,884	62,951
						30,103,870

International Stocks 0.1%
Emerging Markets 0.1%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						443,960	49,439

Fixed Income 17.8%
Intermediate-Term Bond 15.1%
Baird Aggregate Bond Fund, Institutional Class						52,662,698	5,379,234
Loomis Sayles Investment Grade Bond Fund, Class Y						14,911,306	1,512,303
						67,574,004
International Bond 2.7%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						11,886,331	1,203,070
						79,460,335
Total Unaffiliated Underlying Funds (Cost $103,247,481)						$110,008,165
Total Investments in Securities (Cost $369,655,693)						$445,777,150

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $6,213,491 and is included in the sales for the Schwab Variable Share
Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

At October 31, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
22
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target 2025 Fund
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $266,408,212)		$335,768,985
Investments in securities, at value - unaffiliated issuers (cost $103,247,481)		110,008,165
Cash		1,267,916
Receivables:
Investments sold		960,000
Dividends		472,046
Fund shares sold		160,796
Due from investment adviser		9,246
Prepaid expenses	+	7,112
Total assets		448,654,266

Liabilities
Payables:
Fund shares redeemed		532,064
Investments bought		458,822
Accrued expenses	+	51,489
Total liabilities		1,042,375
Net assets		$447,611,891

Net Assets by Source
Capital received from investors		$350,782,388
Total distributable earnings	+	96,829,503
Net assets		$447,611,891

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$447,611,891		29,136,581		$15.36

See financial notes
Schwab Target Funds | Annual Holdings and Financial Statements
23

Schwab Target 2025 Fund
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - affiliated issuers		$9,261,069
Dividends received from securities - unaffiliated issuers		3,571,123
Other Interest	+	47,409
Total investment income		12,879,601

Expenses
Registration fees		24,249
Portfolio accounting fees		22,644
Professional fees		20,854
Shareholder reports		15,747
Independent trustees’ fees		6,825
Transfer agent fees		6,551
Other expenses	+	5,203
Total expenses		102,073
Expense reduction	–	102,073
Net expenses	–	—
Net investment income		12,879,601

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		2,317,259
Realized capital gain distributions received from underlying funds - unaffiliated issuers		1,959,917
Net realized gains on sales of securities - affiliated issuers		14,463,717
Net realized losses on sales of securities - unaffiliated issuers	+	(606,051)
Net realized gains		18,134,842
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		40,806,031
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	14,978,895
Net change in unrealized appreciation (depreciation)	+	55,784,926
Net realized and unrealized gains		73,919,768
Increase in net assets resulting from operations		$86,799,369
See financial notes
24
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target 2025 Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$12,879,601	$12,451,806
Net realized gains		18,134,842	9,700,474
Net change in unrealized appreciation (depreciation)	+	55,784,926	6,553,982
Increase in net assets resulting from operations		$86,799,369	$28,706,262

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($23,623,785 )	($27,021,252 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,015,114	$29,509,322	1,826,540	$25,160,840
Shares reinvested		1,558,816	22,135,185	1,957,997	25,630,179
Shares redeemed	+	(7,694,238)	(112,922,363)	(7,373,494)	(101,613,524)
Net transactions in fund shares		(4,120,308)	($61,277,856 )	(3,588,957)	($50,822,505 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		33,256,889	$445,714,163	36,845,846	$494,851,658
Total increase (decrease)	+	(4,120,308)	1,897,728	(3,588,957)	(49,137,495)
End of period		29,136,581	$447,611,891	33,256,889	$445,714,163
See financial notes
Schwab Target Funds | Annual Holdings and Financial Statements
25

Schwab Target 2030 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$14.36	$14.39	$18.88	$15.67	$15.79
Income (loss) from investment operations:
Net investment income (loss)[1]	0.40	0.33	0.27	0.22	0.33
Net realized and unrealized gains (losses)	2.93	0.58	(3.53)	3.54	0.57
Total from investment operations	3.33	0.91	(3.26)	3.76	0.90
Less distributions:
Distributions from net investment income	(0.37)	(0.29)	(0.45)	(0.27)	(0.37)
Distributions from net realized gains	(0.30)	(0.65)	(0.78)	(0.28)	(0.65)
Total distributions	(0.67)	(0.94)	(1.23)	(0.55)	(1.02)
Net asset value at end of period	$17.02	$14.36	$14.39	$18.88	$15.67
Total return	23.59%	6.52%	(18.51%)	24.38%	5.81%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%	0.00%	0.00%[3]	0.00%	0.00%
Total expenses[2]	0.01%	0.01%	0.02%[3]	0.01%	0.02%
Net investment income (loss)	2.47%	2.26%	1.65%	1.21%	2.15%
Portfolio turnover rate	12%	9%	16%	14%	13%
Net assets, end of period (x 1,000)	$987,569	$884,929	$901,007	$1,166,390	$965,288

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
26
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target 2030 Fund
Portfolio Holdings  as of October 31, 2024

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 73.7% OF NET ASSETS

U.S. Stocks 32.6%
Large-Cap 28.3%
Schwab Core Equity Fund	$30,597,308	$921,469	($8,255,267 )	$2,317,034	$6,714,281	$32,294,825	1,323,016	$921,469
Schwab Fundamental U.S. Large Company Index Fund (formerly Schwab Fundamental US Large Company Index Fund)	22,808,021	474,142	—	—	6,914,102	30,196,265	1,071,930	474,142
Schwab S&P 500 Index Fund	163,455,782	2,574,955	(42,990,805)	24,960,121	28,919,770	176,919,823	2,001,355	2,574,955
Schwab Select Large Cap Growth Fund *	35,523,998	6,129,004	(9,859,158)	(2,595,487)	10,660,542	39,858,899	1,514,396	6,129,004
						279,269,812
Mid-Cap 1.6%
Schwab U.S. Mid-Cap Index Fund	11,573,644	201,347	—	—	3,890,025	15,665,016	232,695	201,347
Small-Cap 2.7%
Schwab Small-Cap Equity Fund	24,722,458	108,124	(4,997,976)	1,100,943	6,390,004	27,323,553	1,250,506	108,124
						322,258,381

International Stocks 15.5%
Developed Markets 15.5%
Schwab Fundamental International Equity Index Fund (formerly Schwab Fundamental International Large Company Index Fund)	7,671,890	274,156	(1,670,844)	153,555	1,055,538	7,484,295	673,654	274,156
Schwab International Core Equity Fund	57,973,490	1,709,157	(10,587,202)	1,171,505	11,497,055	61,764,005	5,112,914	1,709,157
Schwab International Opportunities Fund	74,970,383	1,476,261	(7,225,659)	(925,054)	14,959,912	83,255,843	4,012,330	1,476,261
						152,504,143

Real Estate 4.0%
Global Real Estate 4.0%
Schwab Global Real Estate Fund	35,934,062	1,310,175	(5,441,717)	(1,504,061)	8,716,022	39,014,481	5,929,252	1,310,175

Fixed Income 20.6%
Inflation-Protected Bond 1.7%
Schwab Treasury Inflation Protected Securities Index Fund	12,655,801	5,321,610	(1,150,000)	(226,578)	819,199	17,420,032	1,697,859	648,857
Intermediate-Term Bond 14.6%
Schwab U.S. Aggregate Bond Index Fund	115,450,990	23,512,597	(2,200,000)	(487,833)	7,686,124	143,961,878	16,193,687	5,118,221
Short-Term Bond 4.3%
Schwab Short-Term Bond Index Fund	35,929,245	8,647,560	(3,300,000)	(207,792)	1,172,057	42,241,070	4,413,905	1,558,737
						203,622,980

Money Market Funds 1.0%
Schwab Government Money Fund, Ultra Shares, 4.69% (b),(c)	—	10,038,366	—	—	—	10,038,366	10,038,366	104,116
Schwab Variable Share Price Money Fund, Ultra Shares (c)	18,056,147	565,627	(18,625,450)	2,094	1,582	—	—	523,025
Total Affiliated Underlying Funds (Cost $514,859,049)	$647,323,219	$63,264,550	($116,304,078 )	$23,758,447	$109,396,213	$727,438,351		$23,131,746

See financial notes
Schwab Target Funds | Annual Holdings and Financial Statements
27

Schwab Target 2030 Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 25.9% OF NET ASSETS

U.S. Stocks 8.7%
Large-Cap 7.8%
ClearBridge Large Cap Growth Fund, Class IS *						$32,715,645	431,947
Dodge & Cox Stock Fund, Class I						44,340,647	162,082
						77,056,292
Small-Cap 0.9%
ClearBridge Small Cap Growth Fund, Class IS *						9,122,302	220,879
						86,178,594

International Stocks 0.9%
Emerging Markets 0.9%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						9,291,249	1,034,660

Fixed Income 16.3%
Intermediate-Term Bond 12.4%
Baird Aggregate Bond Fund, Institutional Class						78,783,961	8,047,391
Loomis Sayles Investment Grade Bond Fund, Class Y						43,683,517	4,430,377
						122,467,478
International Bond 3.9%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						38,097,388	3,856,011
						160,564,866
Total Unaffiliated Underlying Funds (Cost $234,311,323)						$256,034,709
Total Investments in Securities (Cost $749,170,372)						$983,473,060

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $9,955,450 and is included in the sales for the Schwab Variable Share
Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

At October 31, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
28
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target 2030 Fund
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $514,859,049)		$727,438,351
Investments in securities, at value - unaffiliated issuers (cost $234,311,323)		256,034,709
Cash		2,741,951
Receivables:
Investments sold		2,750,000
Dividends		782,624
Fund shares sold		613,456
Due from investment adviser		11,190
Prepaid expenses	+	18,587
Total assets		990,390,868

Liabilities
Payables:
Fund shares redeemed		1,997,349
Investments bought		761,449
Accrued expenses	+	63,002
Total liabilities		2,821,800
Net assets		$987,569,068

Net Assets by Source
Capital received from investors		$716,411,144
Total distributable earnings	+	271,157,924
Net assets		$987,569,068

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$987,569,068		58,013,367		$17.02

See financial notes
Schwab Target Funds | Annual Holdings and Financial Statements
29

Schwab Target 2030 Fund
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - affiliated issuers		$16,410,777
Dividends received from securities - unaffiliated issuers		7,616,571
Other Interest	+	108,515
Total investment income		24,135,863

Expenses
Registration fees		31,192
Shareholder reports		27,118
Portfolio accounting fees		25,509
Professional fees		21,712
Independent trustees’ fees		7,790
Transfer agent fees		2,970
Other expenses	+	8,002
Total expenses		124,293
Expense reduction	–	124,293
Net expenses	–	—
Net investment income		24,135,863

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		6,720,969
Realized capital gain distributions received from underlying funds - unaffiliated issuers		4,925,762
Net realized gains on sales of securities - affiliated issuers		23,758,447
Net realized losses on sales of securities - unaffiliated issuers	+	(2,377,920)
Net realized gains		33,027,258
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		109,396,213
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	36,126,175
Net change in unrealized appreciation (depreciation)	+	145,522,388
Net realized and unrealized gains		178,549,646
Increase in net assets resulting from operations		$202,685,509
See financial notes
30
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target 2030 Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$24,135,863	$21,227,359
Net realized gains		33,027,258	15,564,500
Net change in unrealized appreciation (depreciation)	+	145,522,388	23,329,152
Increase in net assets resulting from operations		$202,685,509	$60,121,011

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($40,462,010 )	($57,998,012 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,094,284	$82,152,715	3,870,873	$57,220,365
Shares reinvested		2,477,182	38,421,086	3,996,448	55,590,589
Shares redeemed	+	(11,176,949)	(180,156,886)	(8,851,702)	(131,012,136)
Net transactions in fund shares		(3,605,483)	($59,583,085 )	(984,381)	($18,201,182 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		61,618,850	$884,928,654	62,603,231	$901,006,837
Total increase (decrease)	+	(3,605,483)	102,640,414	(984,381)	(16,078,183)
End of period		58,013,367	$987,569,068	61,618,850	$884,928,654
See financial notes
Schwab Target Funds | Annual Holdings and Financial Statements
31

Schwab Target 2035 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$14.49	$14.51	$19.05	$15.34	$15.46
Income (loss) from investment operations:
Net investment income (loss)[1]	0.37	0.31	0.25	0.20	0.31
Net realized and unrealized gains (losses)	3.30	0.70	(3.73)	3.99	0.53
Total from investment operations	3.67	1.01	(3.48)	4.19	0.84
Less distributions:
Distributions from net investment income	(0.34)	(0.27)	(0.48)	(0.24)	(0.34)
Distributions from net realized gains	(0.20)	(0.76)	(0.58)	(0.24)	(0.62)
Total distributions	(0.54)	(1.03)	(1.06)	(0.48)	(0.96)
Net asset value at end of period	$17.62	$14.49	$14.51	$19.05	$15.34
Total return	25.75%	7.22%	(19.41%)	27.76%	5.51%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%	0.00%	0.00%[3]	0.00%	0.00%
Total expenses[2]	0.02%	0.02%	0.03%[3]	0.02%	0.03%
Net investment income (loss)	2.22%	2.06%	1.55%	1.11%	2.06%
Portfolio turnover rate	11%	10%	13%	14%	12%
Net assets, end of period (x 1,000)	$607,476	$498,614	$482,594	$612,195	$476,911

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
32
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target 2035 Fund
Portfolio Holdings  as of October 31, 2024

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 73.5% OF NET ASSETS

U.S. Stocks 37.0%
Large-Cap 31.8%
Schwab Core Equity Fund	$19,214,257	$586,798	($2,912,941 )	$334,410	$5,579,099	$22,801,623	934,110	$586,798
Schwab Fundamental U.S. Large Company Index Fund (formerly Schwab Fundamental US Large Company Index Fund)	21,285,325	442,488	(3,020,633)	311,248	5,789,228	24,807,656	880,641	442,488
Schwab S&P 500 Index Fund	95,209,261	1,532,017	(13,202,124)	5,028,440	28,019,244	116,586,838	1,318,856	1,532,017
Schwab Select Large Cap Growth Fund *	23,044,554	4,048,250	(3,759,032)	(1,023,114)	6,710,419	29,021,077	1,102,624	4,048,250
						193,217,194
Mid-Cap 1.7%
Schwab U.S. Mid-Cap Index Fund	7,830,282	136,223	—	—	2,631,842	10,598,347	157,432	136,223
Small-Cap 3.5%
Schwab Small-Cap Equity Fund	16,703,087	73,050	(889,334)	129,971	5,127,641	21,144,415	967,708	73,050
						224,959,956

International Stocks 18.2%
Developed Markets 18.2%
Schwab Fundamental International Equity Index Fund (formerly Schwab Fundamental International Large Company Index Fund)	4,885,973	174,601	(500,000)	68,421	734,108	5,363,103	482,728	174,601
Schwab International Core Equity Fund	38,431,082	1,133,015	(3,920,798)	378,447	8,291,370	44,313,116	3,668,304	1,133,015
Schwab International Opportunities Fund	50,227,617	989,044	—	—	9,432,501	60,649,162	2,922,851	989,044
						110,325,381

Real Estate 4.7%
Global Real Estate 4.7%
Schwab Global Real Estate Fund	23,523,708	902,353	(500,001)	(161,251)	5,042,652	28,807,461	4,378,034	902,353

Fixed Income 12.9%
Intermediate-Term Bond 10.0%
Schwab U.S. Aggregate Bond Index Fund	45,364,622	12,508,861	—	—	2,827,156	60,700,639	6,827,968	2,088,403
Short-Term Bond 2.9%
Schwab Short-Term Bond Index Fund	14,351,870	2,966,244	—	—	412,540	17,730,654	1,852,733	648,188
						78,431,293

Money Market Funds 0.7%
Schwab Government Money Fund, Ultra Shares, 4.69% (b),(c)	—	4,019,680	—	—	—	4,019,680	4,019,680	41,691
Schwab Variable Share Price Money Fund, Ultra Shares (c)	7,366,320	228,658	(7,596,477)	477	1,022	—	—	211,278
Total Affiliated Underlying Funds (Cost $323,061,529)	$367,437,958	$29,741,282	($36,301,340 )	$5,067,049	$80,598,822	$446,543,771		$13,007,399

See financial notes
Schwab Target Funds | Annual Holdings and Financial Statements
33

Schwab Target 2035 Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 26.0% OF NET ASSETS

U.S. Stocks 10.3%
Large-Cap 9.2%
ClearBridge Large Cap Growth Fund, Class IS *						$25,258,925	333,495
Dodge & Cox Stock Fund, Class I						30,624,492	111,944
						55,883,417
Small-Cap 1.1%
ClearBridge Small Cap Growth Fund, Class IS *						6,386,226	154,630
						62,269,643

International Stocks 1.9%
Emerging Markets 1.9%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						11,396,009	1,269,043

Fixed Income 13.8%
Intermediate-Term Bond 9.9%
Baird Aggregate Bond Fund, Institutional Class						32,547,372	3,324,553
Loomis Sayles Investment Grade Bond Fund, Class Y						27,682,678	2,807,574
						60,230,050
International Bond 3.9%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						23,788,281	2,407,721
						84,018,331
Total Unaffiliated Underlying Funds (Cost $141,763,849)						$157,683,983
Total Investments in Securities (Cost $464,825,378)						$604,227,754

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $3,986,477 and is included in the sales for the Schwab Variable Share
Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

At October 31, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
34
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target 2035 Fund
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $323,061,529)		$446,543,771
Investments in securities, at value - unaffiliated issuers (cost $141,763,849)		157,683,983
Cash		3,184,739
Receivables:
Dividends		358,628
Fund shares sold		254,570
Due from investment adviser		8,418
Prepaid expenses	+	8,278
Total assets		608,042,387

Liabilities
Payables:
Investments bought		350,155
Fund shares redeemed		163,429
Accrued expenses	+	52,532
Total liabilities		566,116
Net assets		$607,476,271

Net Assets by Source
Capital received from investors		$455,334,269
Total distributable earnings	+	152,142,002
Net assets		$607,476,271

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$607,476,271		34,474,788		$17.62

See financial notes
Schwab Target Funds | Annual Holdings and Financial Statements
35

Schwab Target 2035 Fund
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - affiliated issuers		$8,582,182
Dividends received from securities - unaffiliated issuers		4,222,443
Other Interest	+	73,173
Total investment income		12,877,798

Expenses
Registration fees		28,381
Portfolio accounting fees		23,139
Professional fees		20,972
Shareholder reports		17,467
Transfer agent fees		8,351
Independent trustees’ fees		7,027
Other expenses	+	5,917
Total expenses		111,254
Expense reduction	–	111,254
Net expenses	–	—
Net investment income		12,877,798

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		4,425,217
Realized capital gain distributions received from underlying funds - unaffiliated issuers		3,185,611
Net realized gains on sales of securities - affiliated issuers		5,067,049
Net realized losses on sales of securities - unaffiliated issuers	+	(2,825,131)
Net realized gains		9,852,746
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		80,598,822
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	24,045,594
Net change in unrealized appreciation (depreciation)	+	104,644,416
Net realized and unrealized gains		114,497,162
Increase in net assets resulting from operations		$127,374,960
See financial notes
36
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target 2035 Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$12,877,798	$10,668,180
Net realized gains		9,852,746	6,150,686
Net change in unrealized appreciation (depreciation)	+	104,644,416	18,167,515
Increase in net assets resulting from operations		$127,374,960	$34,986,381

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($18,716,571 )	($33,982,796 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,472,908	$57,739,759	3,295,271	$49,254,475
Shares reinvested		1,135,743	18,046,967	2,360,849	32,957,455
Shares redeemed	+	(4,537,465)	(75,583,306)	(4,502,542)	(67,194,797)
Net transactions in fund shares		71,186	$203,420	1,153,578	$15,017,133

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		34,403,602	$498,614,462	33,250,024	$482,593,744
Total increase	+	71,186	108,861,809	1,153,578	16,020,718
End of period		34,474,788	$607,476,271	34,403,602	$498,614,462
See financial notes
Schwab Target Funds | Annual Holdings and Financial Statements
37

Schwab Target 2040 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$15.26	$15.33	$20.52	$16.24	$16.61
Income (loss) from investment operations:
Net investment income (loss)[1]	0.36	0.30	0.26	0.20	0.32
Net realized and unrealized gains (losses)	3.76	0.84	(4.10)	4.68	0.56
Total from investment operations	4.12	1.14	(3.84)	4.88	0.88
Less distributions:
Distributions from net investment income	(0.34)	(0.27)	(0.54)	(0.24)	(0.35)
Distributions from net realized gains	(0.30)	(0.94)	(0.81)	(0.36)	(0.90)
Total distributions	(0.64)	(1.21)	(1.35)	(0.60)	(1.25)
Net asset value at end of period	$18.74	$15.26	$15.33	$20.52	$16.24
Total return	27.49%	7.79%	(20.10%)	30.57%	5.31%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%	0.00%	0.00%[3]	0.00%	0.00%
Total expenses[2]	0.01%	0.01%	0.02%[3]	0.01%	0.02%
Net investment income (loss)	2.02%	1.90%	1.49%	1.05%	2.01%
Portfolio turnover rate	10%	9%	10%	14%	10%
Net assets, end of period (x 1,000)	$1,182,019	$981,571	$959,722	$1,235,538	$985,325

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
38
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target 2040 Fund
Portfolio Holdings  as of October 31, 2024

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 74.9% OF NET ASSETS

U.S. Stocks 40.2%
Large-Cap 34.2%
Schwab Core Equity Fund	$42,905,831	$1,348,801	($8,122,229 )	$1,342,148	$11,492,158	$48,966,709	2,006,010	$1,348,801
Schwab Fundamental U.S. Large Company Index Fund (formerly Schwab Fundamental US Large Company Index Fund)	42,471,374	882,911	—	—	12,874,919	56,229,204	1,996,067	882,911
Schwab S&P 500 Index Fund	196,624,321	3,163,889	(35,677,287)	17,128,404	50,123,386	231,362,713	2,617,225	3,163,889
Schwab Select Large Cap Growth Fund *	55,208,972	9,736,058	(10,527,810)	(2,783,259)	16,007,021	67,640,982	2,569,946	9,736,058
						404,199,608
Mid-Cap 1.9%
Schwab U.S. Mid-Cap Index Fund	15,551,496	1,270,550	—	—	5,319,349	22,141,395	328,898	270,550
Small-Cap 4.1%
Schwab Small-Cap Equity Fund	38,654,439	169,056	(2,581,389)	510,115	11,710,785	48,463,006	2,217,987	169,056
						474,804,009

International Stocks 20.5%
Developed Markets 20.5%
Schwab Fundamental International Equity Index Fund (formerly Schwab Fundamental International Large Company Index Fund)	10,780,472	385,242	(800,000)	121,379	1,655,060	12,142,153	1,092,903	385,242
Schwab International Core Equity Fund	84,354,423	2,486,912	(8,782,702)	1,216,345	18,186,489	97,461,467	8,068,002	2,486,912
Schwab International Opportunities Fund	107,881,670	4,624,326	—	—	20,231,064	132,737,060	6,396,967	2,124,325
						242,340,680

Real Estate 5.2%
Global Real Estate 5.2%
Schwab Global Real Estate Fund	48,984,436	3,910,857	(1,500,000)	(222,707)	10,697,185	61,869,771	9,402,701	1,910,858

Fixed Income 8.6%
Intermediate-Term Bond 6.6%
Schwab U.S. Aggregate Bond Index Fund	59,127,698	17,874,638	(2,500,000)	(592,858)	4,215,499	78,124,977	8,787,961	2,656,421
Short-Term Bond 2.0%
Schwab Short-Term Bond Index Fund	18,999,539	5,581,277	(2,000,000)	(127,717)	650,594	23,103,693	2,414,179	835,269
						101,228,670

Money Market Funds 0.4%
Schwab Government Money Fund, Ultra Shares, 4.69% (b),(c)	—	5,028,399	—	—	—	5,028,399	5,028,399	52,153
Schwab Variable Share Price Money Fund, Ultra Shares (c)	8,510,295	274,836	(8,786,865)	1,030	704	—	—	254,757
Total Affiliated Underlying Funds (Cost $584,679,374)	$730,054,966	$56,737,752	($81,278,282 )	$16,592,880	$163,164,213	$885,271,529		$26,277,202

See financial notes
Schwab Target Funds | Annual Holdings and Financial Statements
39

Schwab Target 2040 Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 24.6% OF NET ASSETS

U.S. Stocks 11.5%
Large-Cap 10.2%
ClearBridge Large Cap Growth Fund, Class IS *						$53,986,438	712,786
Dodge & Cox Stock Fund, Class I						66,195,436	241,969
						120,181,874
Small-Cap 1.3%
ClearBridge Small Cap Growth Fund, Class IS *						15,521,962	375,834
						135,703,836

International Stocks 2.7%
Emerging Markets 2.7%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						32,492,265	3,618,292

Fixed Income 10.4%
Intermediate-Term Bond 7.6%
Baird Aggregate Bond Fund, Institutional Class						42,695,062	4,361,089
Loomis Sayles Investment Grade Bond Fund, Class Y						46,886,692	4,755,243
						89,581,754
International Bond 2.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						33,470,851	3,387,738
						123,052,605
Total Unaffiliated Underlying Funds (Cost $255,071,625)						$291,248,706
Total Investments in Securities (Cost $839,750,999)						$1,176,520,235

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $4,986,865 and is included in the sales for the Schwab Variable Share
Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

At October 31, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
40
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target 2040 Fund
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $584,679,374)		$885,271,529
Investments in securities, at value - unaffiliated issuers (cost $255,071,625)		291,248,706
Cash		5,921,673
Receivables:
Dividends		473,076
Fund shares sold		414,310
Due from investment adviser		10,377
Prepaid expenses	+	14,325
Total assets		1,183,353,996

Liabilities
Payables:
Fund shares redeemed		801,543
Investments bought		462,479
Accrued expenses	+	70,845
Total liabilities		1,334,867
Net assets		$1,182,019,129

Net Assets by Source
Capital received from investors		$814,051,990
Total distributable earnings	+	367,967,139
Net assets		$1,182,019,129

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,182,019,129		63,079,052		$18.74

See financial notes
Schwab Target Funds | Annual Holdings and Financial Statements
41

Schwab Target 2040 Fund
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - affiliated issuers		$15,674,656
Dividends received from securities - unaffiliated issuers		7,167,863
Other Interest	+	139,677
Total investment income		22,982,196

Expenses
Shareholder reports		35,038
Registration fees		33,594
Portfolio accounting fees		26,232
Professional fees		21,903
Independent trustees’ fees		8,071
Transfer agent fees		3,428
Other expenses	+	8,680
Total expenses		136,946
Expense reduction	–	136,946
Net expenses	–	—
Net investment income		22,982,196

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		10,602,546
Realized capital gain distributions received from underlying funds - unaffiliated issuers		7,019,224
Net realized gains on sales of securities - affiliated issuers		16,592,880
Net realized losses on sales of securities - unaffiliated issuers	+	(2,605,477)
Net realized gains		31,609,173
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		163,164,213
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	47,436,080
Net change in unrealized appreciation (depreciation)	+	210,600,293
Net realized and unrealized gains		242,209,466
Increase in net assets resulting from operations		$265,191,662
See financial notes
42
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target 2040 Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$22,982,196	$19,466,074
Net realized gains		31,609,173	17,490,445
Net change in unrealized appreciation (depreciation)	+	210,600,293	38,170,415
Increase in net assets resulting from operations		$265,191,662	$75,126,934

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($40,800,665 )	($75,174,911 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,669,372	$99,990,935	3,880,454	$61,126,903
Shares reinvested		2,371,619	39,724,621	5,022,820	73,483,874
Shares redeemed	+	(9,305,398)	(163,658,175)	(7,173,346)	(112,713,878)
Net transactions in fund shares		(1,264,407)	($23,942,619 )	1,729,928	$21,896,899

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		64,343,459	$981,570,751	62,613,531	$959,721,829
Total increase (decrease)	+	(1,264,407)	200,448,378	1,729,928	21,848,922
End of period		63,079,052	$1,182,019,129	64,343,459	$981,570,751
See financial notes
Schwab Target Funds | Annual Holdings and Financial Statements
43

Schwab Target 2045 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$13.59	$13.54	$17.97	$13.83	$13.88
Income (loss) from investment operations:
Net investment income (loss)[1]	0.29	0.24	0.22	0.16	0.25
Net realized and unrealized gains (losses)	3.57	0.83	(3.76)	4.36	0.46
Total from investment operations	3.86	1.07	(3.54)	4.52	0.71
Less distributions:
Distributions from net investment income	(0.29)	(0.23)	(0.49)	(0.18)	(0.28)
Distributions from net realized gains	(0.16)	(0.79)	(0.40)	(0.20)	(0.48)
Total distributions	(0.45)	(1.02)	(0.89)	(0.38)	(0.76)
Net asset value at end of period	$17.00	$13.59	$13.54	$17.97	$13.83
Total return	28.81%	8.24%	(20.76%)	33.13%	5.10%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%	0.00%	0.00%[3]	0.00%	0.00%
Total expenses[2]	0.03%	0.04%	0.05%[3]	0.04%	0.05%
Net investment income (loss)	1.84%	1.73%	1.46%	0.96%	1.87%
Portfolio turnover rate	6%	5%	7%	12%	6%
Net assets, end of period (x 1,000)	$304,518	$234,114	$206,203	$252,294	$177,992

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
44
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target 2045 Fund
Portfolio Holdings  as of October 31, 2024

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 77.0% OF NET ASSETS

U.S. Stocks 43.3%
Large-Cap 36.7%
Schwab Core Equity Fund	$10,062,252	$316,320	($400,000 )	$14,294	$3,275,267	$13,268,133	543,553	$316,320
Schwab Fundamental U.S. Large Company Index Fund (formerly Schwab Fundamental US Large Company Index Fund)	11,448,767	238,001	—	—	3,470,619	15,157,387	538,068	238,001
Schwab S&P 500 Index Fund	47,875,368	765,832	(3,566,584)	307,578	16,411,607	61,793,801	699,025	765,832
Schwab Select Large Cap Growth Fund *	16,926,076	2,998,810	(2,531,769)	(839,553)	4,949,054	21,502,618	816,969	2,998,810
						111,721,939
Mid-Cap 1.9%
Schwab U.S. Mid-Cap Index Fund	4,245,948	73,867	—	—	1,427,109	5,746,924	85,367	73,867
Small-Cap 4.7%
Schwab Small-Cap Equity Fund	10,622,768	446,459	—	—	3,351,581	14,420,808	659,991	46,459
						131,889,671

International Stocks 22.4%
Developed Markets 22.4%
Schwab Fundamental International Equity Index Fund (formerly Schwab Fundamental International Large Company Index Fund)	2,589,862	372,548	—	—	404,074	3,366,484	303,014	92,549
Schwab International Core Equity Fund	21,403,189	1,231,003	—	—	4,945,928	27,580,120	2,283,122	631,003
Schwab International Opportunities Fund	28,878,682	3,138,658	—	—	5,380,213	37,397,553	1,802,292	568,657
						68,344,157

Real Estate 5.7%
Global Real Estate 5.7%
Schwab Global Real Estate Fund	13,017,321	1,907,291	(450,000)	(90,077)	2,906,371	17,290,906	2,627,797	527,290

Fixed Income 5.4%
Intermediate-Term Bond 4.2%
Schwab U.S. Aggregate Bond Index Fund	8,561,779	4,314,425	(800,001)	(191,089)	708,167	12,593,281	1,416,567	401,636
Short-Term Bond 1.2%
Schwab Short-Term Bond Index Fund	2,915,054	988,096	(300,000)	(31,536)	110,642	3,682,256	384,771	131,247
						16,275,537

Money Market Funds 0.2%
Schwab Government Money Fund, Ultra Shares, 4.69% (b),(c)	—	657,928	—	—	—	657,928	657,928	6,823
Schwab Variable Share Price Money Fund, Ultra Shares (c)	1,455,186	37,082	(1,492,494)	135	91	—	—	33,649
Total Affiliated Underlying Funds (Cost $180,477,123)	$180,002,252	$17,486,320	($9,540,848 )	($830,248 )	$47,340,723	$234,458,199		$6,832,143

See financial notes
Schwab Target Funds | Annual Holdings and Financial Statements
45

Schwab Target 2045 Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 22.4% OF NET ASSETS

U.S. Stocks 11.7%
Large-Cap 10.3%
ClearBridge Large Cap Growth Fund, Class IS *						$12,599,322	166,350
Dodge & Cox Stock Fund, Class I						18,821,424	68,799
						31,420,746
Small-Cap 1.4%
ClearBridge Small Cap Growth Fund, Class IS *						4,050,445	98,074
						35,471,191

International Stocks 3.5%
Emerging Markets 3.5%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						10,771,851	1,199,538

Fixed Income 7.2%
Intermediate-Term Bond 5.3%
Baird Aggregate Bond Fund, Institutional Class						6,343,908	647,999
Loomis Sayles Investment Grade Bond Fund, Class Y						9,826,290	996,581
						16,170,198
International Bond 1.9%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						5,766,527	583,657
						21,936,725
Total Unaffiliated Underlying Funds (Cost $59,373,045)						$68,179,767
Total Investments in Securities (Cost $239,850,168)						$302,637,966

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $652,494 and is included in the sales for the Schwab Variable Share
Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

At October 31, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
46
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target 2045 Fund
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $180,477,123)		$234,458,199
Investments in securities, at value - unaffiliated issuers (cost $59,373,045)		68,179,767
Cash		2,078,632
Receivables:
Fund shares sold		399,623
Dividends		77,203
Due from investment adviser		7,195
Prepaid expenses	+	5,584
Total assets		305,206,203

Liabilities
Payables:
Investments bought		575,818
Fund shares redeemed		66,342
Accrued expenses	+	46,177
Total liabilities		688,337
Net assets		$304,517,866

Net Assets by Source
Capital received from investors		$237,744,494
Total distributable earnings	+	66,773,372
Net assets		$304,517,866

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$304,517,866		17,911,883		$17.00

See financial notes
Schwab Target Funds | Annual Holdings and Financial Statements
47

Schwab Target 2045 Fund
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - affiliated issuers		$3,630,125
Dividends received from securities - unaffiliated issuers		1,506,953
Other Interest	+	44,264
Total investment income		5,181,342

Expenses
Registration fees		24,560
Portfolio accounting fees		21,471
Professional fees		20,454
Shareholder reports		12,640
Independent trustees’ fees		6,461
Transfer agent fees		4,151
Other expenses	+	4,387
Total expenses		94,124
Expense reduction	–	94,124
Net expenses	–	—
Net investment income		5,181,342

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		3,202,018
Realized capital gain distributions received from underlying funds - unaffiliated issuers		1,557,351
Net realized losses on sales of securities - affiliated issuers		(830,248)
Net realized losses on sales of securities - unaffiliated issuers	+	(693,949)
Net realized gains		3,235,172
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		47,340,723
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	11,391,444
Net change in unrealized appreciation (depreciation)	+	58,732,167
Net realized and unrealized gains		61,967,339
Increase in net assets resulting from operations		$67,148,681
See financial notes
48
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target 2045 Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$5,181,342	$4,014,127
Net realized gains		3,235,172	2,428,479
Net change in unrealized appreciation (depreciation)	+	58,732,167	10,270,242
Increase in net assets resulting from operations		$67,148,681	$16,712,848

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($7,761,646 )	($15,583,985 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,745,975	$43,669,860	2,884,713	$40,305,680
Shares reinvested		502,206	7,593,347	1,176,879	15,287,654
Shares redeemed	+	(2,563,008)	(40,246,233)	(2,066,030)	(28,811,539)
Net transactions in fund shares		685,173	$11,016,974	1,995,562	$26,781,795

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		17,226,710	$234,113,857	15,231,148	$206,203,199
Total increase	+	685,173	70,404,009	1,995,562	27,910,658
End of period		17,911,883	$304,517,866	17,226,710	$234,113,857
See financial notes
Schwab Target Funds | Annual Holdings and Financial Statements
49

Schwab Target 2050 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$13.79	$13.74	$18.48	$14.03	$14.03
Income (loss) from investment operations:
Net investment income (loss)[1]	0.28	0.24	0.22	0.16	0.25
Net realized and unrealized gains (losses)	3.76	0.89	(3.90)	4.66	0.45
Total from investment operations	4.04	1.13	(3.68)	4.82	0.70
Less distributions:
Distributions from net investment income	(0.29)	(0.23)	(0.53)	(0.17)	(0.27)
Distributions from net realized gains	(0.23)	(0.85)	(0.53)	(0.20)	(0.43)
Total distributions	(0.52)	(1.08)	(1.06)	(0.37)	(0.70)
Net asset value at end of period	$17.31	$13.79	$13.74	$18.48	$14.03
Total return	29.76%	8.62%	(21.22%)	34.83%	4.96%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%	0.00%	0.00%[3]	0.00%	0.00%
Total expenses[2]	0.03%	0.04%	0.05%[3]	0.04%	0.06%
Net investment income (loss)	1.71%	1.66%	1.44%	0.93%	1.83%
Portfolio turnover rate	2%	5%	6%	19%	5%
Net assets, end of period (x 1,000)	$314,584	$235,323	$203,896	$245,059	$181,391

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
50
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target 2050 Fund
Portfolio Holdings  as of October 31, 2024

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 78.8% OF NET ASSETS

U.S. Stocks 46.2%
Large-Cap 39.2%
Schwab Core Equity Fund	$10,771,769	$338,625	$—	$—	$3,557,660	$14,668,054	600,903	$338,625
Schwab Fundamental U.S. Large Company Index Fund (formerly Schwab Fundamental US Large Company Index Fund)	12,648,413	517,746	—	—	3,885,619	17,051,778	605,317	267,747
Schwab S&P 500 Index Fund	45,964,192	739,611	—	—	16,705,928	63,409,731	717,305	739,611
Schwab Select Large Cap Growth Fund *	20,644,563	3,699,860	(1,337,118)	(542,560)	5,881,006	28,345,751	1,076,966	3,699,860
						123,475,314
Mid-Cap 1.9%
Schwab U.S. Mid-Cap Index Fund	4,510,975	78,478	—	—	1,516,187	6,105,640	90,696	78,478
Small-Cap 5.1%
Schwab Small-Cap Equity Fund	12,038,788	52,651	—	—	3,814,747	15,906,186	727,972	52,651
						145,487,140

International Stocks 23.4%
Developed Markets 23.4%
Schwab Fundamental International Equity Index Fund (formerly Schwab Fundamental International Large Company Index Fund)	2,712,446	296,929	—	—	453,774	3,463,149	311,715	96,930
Schwab International Core Equity Fund	22,664,587	1,736,464	—	—	5,281,160	29,682,211	2,457,137	676,464
Schwab International Opportunities Fund	30,970,472	3,674,847	—	—	5,817,495	40,462,814	1,950,015	609,847
						73,608,174

Real Estate 6.0%
Global Real Estate 6.0%
Schwab Global Real Estate Fund	13,950,532	1,874,030	—	—	2,979,887	18,804,449	2,857,819	564,029

Fixed Income 3.1%
Intermediate-Term Bond 2.3%
Schwab U.S. Aggregate Bond Index Fund	5,428,219	1,451,643	—	—	359,851	7,239,713	814,366	241,107
Short-Term Bond 0.8%
Schwab Short-Term Bond Index Fund	1,847,955	644,920	—	—	50,098	2,542,973	265,723	85,681
						9,782,686

Money Market Funds 0.1%
Schwab Government Money Fund, Ultra Shares, 4.69% (b),(c)	—	283,304	—	—	—	283,304	283,304	2,938
Schwab Variable Share Price Money Fund, Ultra Shares (c)	632,912	17,924	(650,965)	106	23	—	—	16,431
Total Affiliated Underlying Funds (Cost $191,972,616)	$184,785,823	$15,407,032	($1,988,083 )	($542,454 )	$50,303,435	$247,965,753		$7,470,399

See financial notes
Schwab Target Funds | Annual Holdings and Financial Statements
51

Schwab Target 2050 Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 20.8% OF NET ASSETS

U.S. Stocks 11.3%
Large-Cap 9.6%
ClearBridge Large Cap Growth Fund, Class IS *						$11,334,186	149,646
Dodge & Cox Stock Fund, Class I						18,877,447	69,004
						30,211,633
Small-Cap 1.7%
ClearBridge Small Cap Growth Fund, Class IS *						5,258,315	127,320
						35,469,948

International Stocks 4.5%
Emerging Markets 4.5%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						14,047,738	1,564,336

Fixed Income 5.0%
Intermediate-Term Bond 3.7%
Baird Aggregate Bond Fund, Institutional Class						3,756,072	383,664
Loomis Sayles Investment Grade Bond Fund, Class Y						7,853,396	796,490
						11,609,468
International Bond 1.3%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						4,135,057	418,528
						15,744,525
Total Unaffiliated Underlying Funds (Cost $56,191,127)						$65,262,211
Total Investments in Securities (Cost $248,163,743)						$313,227,964

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $280,965 and is included in the sales for the Schwab Variable Share
Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

At October 31, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
52
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target 2050 Fund
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $191,972,616)		$247,965,753
Investments in securities, at value - unaffiliated issuers (cost $56,191,127)		65,262,211
Cash		1,687,462
Receivables:
Fund shares sold		364,228
Dividends		48,232
Due from investment adviser		7,309
Prepaid expenses	+	6,760
Total assets		315,341,955

Liabilities
Payables:
Fund shares redeemed		661,424
Investments bought		47,637
Accrued expenses	+	49,132
Total liabilities		758,193
Net assets		$314,583,762

Net Assets by Source
Capital received from investors		$245,992,813
Total distributable earnings	+	68,590,949
Net assets		$314,583,762

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$314,583,762		18,175,664		$17.31

See financial notes
Schwab Target Funds | Annual Holdings and Financial Statements
53

Schwab Target 2050 Fund
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - affiliated issuers		$3,553,002
Dividends received from securities - unaffiliated issuers		1,340,596
Other Interest	+	47,470
Total investment income		4,941,068

Expenses
Registration fees		25,174
Portfolio accounting fees		21,496
Professional fees		20,455
Shareholder reports		14,814
Independent trustees’ fees		6,476
Transfer agent fees		4,897
Other expenses	+	4,409
Total expenses		97,721
Expense reduction	–	97,721
Net expenses	–	—
Net investment income		4,941,068

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		3,917,397
Realized capital gain distributions received from underlying funds - unaffiliated issuers		1,479,078
Net realized losses on sales of securities - affiliated issuers		(542,454)
Net realized losses on sales of securities - unaffiliated issuers	+	(327,754)
Net realized gains		4,526,267
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		50,303,435
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	10,937,475
Net change in unrealized appreciation (depreciation)	+	61,240,910
Net realized and unrealized gains		65,767,177
Increase in net assets resulting from operations		$70,708,245
See financial notes
54
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target 2050 Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$4,941,068	$3,837,199
Net realized gains		4,526,267	2,463,370
Net change in unrealized appreciation (depreciation)	+	61,240,910	10,828,600
Increase in net assets resulting from operations		$70,708,245	$17,129,169

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($8,896,272 )	($16,148,300 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,930,832	$47,448,829	3,268,068	$46,529,735
Shares reinvested		563,280	8,635,082	1,194,885	15,724,675
Shares redeemed	+	(2,383,085)	(38,634,732)	(2,239,251)	(31,808,554)
Net transactions in fund shares		1,111,027	$17,449,179	2,223,702	$30,445,856

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		17,064,637	$235,322,610	14,840,935	$203,895,885
Total increase	+	1,111,027	79,261,152	2,223,702	31,426,725
End of period		18,175,664	$314,583,762	17,064,637	$235,322,610
See financial notes
Schwab Target Funds | Annual Holdings and Financial Statements
55

Schwab Target 2055 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$14.00	$13.97	$18.74	$14.11	$14.15
Income (loss) from investment operations:
Net investment income (loss)[1]	0.27	0.23	0.23	0.15	0.24
Net realized and unrealized gains (losses)	3.89	0.92	(4.05)	4.83	0.45
Total from investment operations	4.16	1.15	(3.82)	4.98	0.69
Less distributions:
Distributions from net investment income	(0.29)	(0.23)	(0.54)	(0.16)	(0.27)
Distributions from net realized gains	(0.23)	(0.89)	(0.41)	(0.19)	(0.46)
Total distributions	(0.52)	(1.12)	(0.95)	(0.35)	(0.73)
Net asset value at end of period	$17.64	$14.00	$13.97	$18.74	$14.11
Total return	30.16%	8.62%	(21.54%)	35.79%	4.86%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%	0.00%	0.00%[3]	0.00%	0.00%
Total expenses[2]	0.04%	0.05%	0.07%[3]	0.06%	0.09%
Net investment income (loss)	1.65%	1.59%	1.43%	0.88%	1.78%
Portfolio turnover rate	4%	4%	4%	11%	6%
Net assets, end of period (x 1,000)	$220,761	$161,654	$135,741	$158,223	$107,401

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
56
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target 2055 Fund
Portfolio Holdings  as of October 31, 2024

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 80.4% OF NET ASSETS

U.S. Stocks 47.8%
Large-Cap 40.2%
Schwab Core Equity Fund	$7,498,275	$235,718	$—	$—	$2,476,504	$10,210,497	418,292	$235,718
Schwab Fundamental U.S. Large Company Index Fund (formerly Schwab Fundamental US Large Company Index Fund)	9,454,173	596,537	—	—	2,899,889	12,950,599	459,730	196,537
Schwab S&P 500 Index Fund	31,364,164	2,500,883	(1,276,000)	83,449	11,583,825	44,256,321	500,637	515,883
Schwab Select Large Cap Growth Fund *	15,261,893	3,035,193	(800,000)	(373,329)	4,316,020	21,439,777	814,581	2,735,193
						88,857,194
Mid-Cap 2.0%
Schwab U.S. Mid-Cap Index Fund	3,157,764	254,936	—	—	1,062,673	4,475,373	66,479	54,936
Small-Cap 5.6%
Schwab Small-Cap Equity Fund	8,507,687	1,093,551	(123,000)	(18,856)	2,803,349	12,262,731	561,223	38,551
						105,595,298

International Stocks 24.1%
Developed Markets 24.1%
Schwab Fundamental International Equity Index Fund (formerly Schwab Fundamental International Large Company Index Fund)	1,995,714	271,317	—	—	336,876	2,603,907	234,375	71,317
Schwab International Core Equity Fund	15,984,339	2,532,644	(760,000)	(40,038)	3,803,568	21,520,513	1,781,499	482,644
Schwab International Opportunities Fund	21,742,468	3,364,950	(230,000)	(60,920)	4,199,605	29,016,103	1,398,366	434,950
						53,140,523

Real Estate 6.2%
Global Real Estate 6.2%
Schwab Global Real Estate Fund	10,063,672	2,057,893	(600,000)	(146,029)	2,381,585	13,757,121	2,090,748	422,892

Fixed Income 2.3%
Intermediate-Term Bond 1.7%
Schwab U.S. Aggregate Bond Index Fund	2,893,538	555,809	—	—	177,339	3,626,686	407,951	125,525
Short-Term Bond 0.6%
Schwab Short-Term Bond Index Fund	936,183	455,486	—	—	26,186	1,417,855	148,156	45,396
						5,044,541
Total Affiliated Underlying Funds (Cost $139,691,039)	$128,859,870	$16,954,917	($3,789,000 )	($555,723 )	$36,067,419	$177,537,483		$5,359,542

UNAFFILIATED UNDERLYING FUNDS 18.9% OF NET ASSETS

U.S. Stocks 10.5%
Large-Cap 8.7%
ClearBridge Large Cap Growth Fund, Class IS *						$5,553,016	73,317
Dodge & Cox Stock Fund, Class I						13,654,553	49,912
						19,207,569
See financial notes
Schwab Target Funds | Annual Holdings and Financial Statements
57

Schwab Target 2055 Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DISTRIBUTIONS RECEIVED(a)
Small-Cap 1.8%
ClearBridge Small Cap Growth Fund, Class IS *						$3,977,204	96,300
						23,184,773

International Stocks 5.1%
Emerging Markets 5.1%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						11,139,526	1,240,482

Fixed Income 3.3%
Intermediate-Term Bond 2.4%
Baird Aggregate Bond Fund, Institutional Class						952,508	97,294
Loomis Sayles Investment Grade Bond Fund, Class Y						4,374,608	443,672
						5,327,116
International Bond 0.9%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						1,980,373	200,443
						7,307,489
Total Unaffiliated Underlying Funds (Cost $35,973,065)						$41,631,788
Total Investments in Securities (Cost $175,664,104)						$219,169,271

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

At October 31, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
58
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target 2055 Fund
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $139,691,039)		$177,537,483
Investments in securities, at value - unaffiliated issuers (cost $35,973,065)		41,631,788
Cash		1,401,905
Receivables:
Fund shares sold		533,728
Dividends		23,892
Due from investment adviser		5,970
Prepaid expenses	+	4,997
Total assets		221,139,763

Liabilities
Payables:
Investments bought		253,894
Fund shares redeemed		86,200
Accrued expenses	+	39,148
Total liabilities		379,242
Net assets		$220,760,521

Net Assets by Source
Capital received from investors		$174,554,594
Total distributable earnings	+	46,205,927
Net assets		$220,760,521

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$220,760,521		12,515,552		$17.64

See financial notes
Schwab Target Funds | Annual Holdings and Financial Statements
59

Schwab Target 2055 Fund
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - affiliated issuers		$2,472,920
Dividends received from securities - unaffiliated issuers		843,656
Other Interest	+	35,792
Total investment income		3,352,368

Expenses
Registration fees		22,650
Professional fees		20,315
Shareholder reports		15,112
Portfolio accounting fees		12,090
Independent trustees’ fees		6,314
Transfer agent fees		3,940
Other expenses	+	4,061
Total expenses		84,482
Expense reduction	–	84,482
Net expenses	–	—
Net investment income		3,352,368

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		2,886,622
Realized capital gain distributions received from underlying funds - unaffiliated issuers		933,013
Net realized losses on sales of securities - affiliated issuers		(555,723)
Net realized gains on sales of securities - unaffiliated issuers	+	7,379
Net realized gains		3,271,291
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		36,067,419
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	7,130,143
Net change in unrealized appreciation (depreciation)	+	43,197,562
Net realized and unrealized gains		46,468,853
Increase in net assets resulting from operations		$49,821,221
See financial notes
60
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target 2055 Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$3,352,368	$2,493,786
Net realized gains		3,271,291	2,134,732
Net change in unrealized appreciation (depreciation)	+	43,197,562	6,629,845
Increase in net assets resulting from operations		$49,821,221	$11,258,363

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($6,096,130 )	($10,946,566 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,501,248	$41,010,551	2,251,549	$32,480,869
Shares reinvested		381,713	5,958,540	801,400	10,714,714
Shares redeemed	+	(1,910,034)	(31,587,248)	(1,223,651)	(17,594,557)
Net transactions in fund shares		972,927	$15,381,843	1,829,298	$25,601,026

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		11,542,625	$161,653,587	9,713,327	$135,740,764
Total increase	+	972,927	59,106,934	1,829,298	25,912,823
End of period		12,515,552	$220,760,521	11,542,625	$161,653,587
See financial notes
Schwab Target Funds | Annual Holdings and Financial Statements
61

Schwab Target 2060 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21	11/1/19– 10/31/20
Per-Share Data
Net asset value at beginning of period	$12.58	$12.26	$16.42	$12.21	$12.16
Income (loss) from investment operations:
Net investment income (loss)[1]	0.23	0.20	0.19	0.12	0.20
Net realized and unrealized gains (losses)	3.55	0.85	(3.61)	4.34	0.38
Total from investment operations	3.78	1.05	(3.42)	4.46	0.58
Less distributions:
Distributions from net investment income	(0.26)	(0.20)	(0.47)	(0.13)	(0.22)
Distributions from net realized gains	(0.20)	(0.53)	(0.27)	(0.12)	(0.31)
Total distributions	(0.46)	(0.73)	(0.74)	(0.25)	(0.53)
Net asset value at end of period	$15.90	$12.58	$12.26	$16.42	$12.21
Total return	30.55%	8.82%	(21.88%)	36.89%	4.73%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%	0.00%	0.00%[3]	0.00%	0.00%
Total expenses[2]	0.10%	0.15%	0.20%[3]	0.22%	0.41%
Net investment income (loss)	1.54%	1.51%	1.35%	0.80%	1.67%
Portfolio turnover rate	2%	4%	15%	11%	8%
Net assets, end of period (x 1,000)	$86,512	$54,261	$39,741	$40,077	$21,509

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
62
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target 2060 Fund
Portfolio Holdings  as of October 31, 2024

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 81.1% OF NET ASSETS

U.S. Stocks 48.7%
Large-Cap 40.8%
Schwab Core Equity Fund	$2,513,046	$830,067	($100,000 )	($666 )	$913,566	$4,156,013	170,259	$81,942
Schwab Fundamental U.S. Large Company Index Fund (formerly Schwab Fundamental US Large Company Index Fund)	3,252,899	807,622	—	—	1,041,952	5,102,473	181,131	67,622
Schwab S&P 500 Index Fund	10,798,358	2,456,303	(50,000)	1,805	4,134,977	17,341,443	196,170	176,303
Schwab Select Large Cap Growth Fund *	5,231,858	2,139,053	(140,000)	(77,707)	1,549,966	8,703,170	330,668	930,712
						35,303,099
Mid-Cap 2.1%
Schwab U.S. Mid-Cap Index Fund	1,088,306	308,934	—	—	392,320	1,789,560	26,583	18,933
Small-Cap 5.8%
Schwab Small-Cap Equity Fund	2,964,767	1,345,511	(270,000)	(8,180)	1,021,078	5,053,176	231,267	13,512
						42,145,835

International Stocks 24.6%
Developed Markets 24.6%
Schwab Fundamental International Equity Index Fund (formerly Schwab Fundamental International Large Company Index Fund)	638,893	302,836	—	—	108,377	1,050,106	94,519	24,498
Schwab International Core Equity Fund	5,604,520	1,900,837	(220,000)	4,808	1,314,275	8,604,440	712,288	165,231
Schwab International Opportunities Fund	7,319,619	2,835,816	—	—	1,446,322	11,601,757	559,121	148,816
						21,256,303

Real Estate 6.3%
Global Real Estate 6.3%
Schwab Global Real Estate Fund	3,465,840	1,685,717	(510,000)	(109,031)	910,222	5,442,748	827,165	154,717

Fixed Income 1.5%
Intermediate-Term Bond 1.0%
Schwab U.S. Aggregate Bond Index Fund	619,239	206,591	—	—	40,451	866,281	97,444	30,530
Short-Term Bond 0.5%
Schwab Short-Term Bond Index Fund	281,318	138,806	—	—	7,182	427,306	44,651	13,779
						1,293,587
Total Affiliated Underlying Funds (Cost $58,224,699)	$43,778,663	$14,958,093	($1,290,000 )	($188,971 )	$12,880,688	$70,138,473		$1,826,595

UNAFFILIATED UNDERLYING FUNDS 18.2% OF NET ASSETS

U.S. Stocks 10.7%
Large-Cap 8.8%
ClearBridge Large Cap Growth Fund, Class IS *						$2,076,850	27,421
Dodge & Cox Stock Fund, Class I						5,559,734	20,323
						7,636,584
See financial notes
Schwab Target Funds | Annual Holdings and Financial Statements
63

Schwab Target 2060 Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DISTRIBUTIONS RECEIVED(a)
Small-Cap 1.9%
ClearBridge Small Cap Growth Fund, Class IS *						$1,616,372	39,137
						9,252,956

International Stocks 5.5%
Emerging Markets 5.5%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						4,742,335	528,100

Fixed Income 2.0%
Intermediate-Term Bond 1.5%
Loomis Sayles Investment Grade Bond Fund, Class Y						1,323,990	134,279
International Bond 0.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						468,297	47,398
						1,792,287
Total Unaffiliated Underlying Funds (Cost $13,854,643)						$15,787,578
Total Investments in Securities (Cost $72,079,342)						$85,926,051

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

At October 31, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
64
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target 2060 Fund
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $58,224,699)		$70,138,473
Investments in securities, at value - unaffiliated issuers (cost $13,854,643)		15,787,578
Cash		483,880
Receivables:
Fund shares sold		304,034
Due from investment adviser		6,134
Dividends		6,077
Prepaid expenses	+	14,518
Total assets		86,740,694

Liabilities
Payables:
Fund shares redeemed		186,190
Investments bought		6,078
Accrued expenses	+	36,466
Total liabilities		228,734
Net assets		$86,511,960

Net Assets by Source
Capital received from investors		$72,553,480
Total distributable earnings	+	13,958,480
Net assets		$86,511,960

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$86,511,960		5,441,609		$15.90

See financial notes
Schwab Target Funds | Annual Holdings and Financial Statements
65

Schwab Target 2060 Fund
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - affiliated issuers		$843,242
Dividends received from securities - unaffiliated issuers		267,996
Other Interest	+	13,312
Total investment income		1,124,550

Expenses
Registration fees		22,264
Professional fees		20,109
Portfolio accounting fees		11,360
Shareholder reports		10,545
Independent trustees’ fees		6,071
Transfer agent fees		1,134
Other expenses	+	3,540
Total expenses		75,023
Expense reduction	–	75,023
Net expenses	–	—
Net investment income		1,124,550

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		983,353
Realized capital gain distributions received from underlying funds - unaffiliated issuers		304,352
Net realized losses on sales of securities - affiliated issuers		(188,971)
Net realized losses on sales of securities - unaffiliated issuers	+	(2,214)
Net realized gains		1,096,520
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		12,880,688
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	2,445,138
Net change in unrealized appreciation (depreciation)	+	15,325,826
Net realized and unrealized gains		16,422,346
Increase in net assets resulting from operations		$17,546,896
See financial notes
66
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target 2060 Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$1,124,550	$744,958
Net realized gains		1,096,520	551,162
Net change in unrealized appreciation (depreciation)	+	15,325,826	1,905,393
Increase in net assets resulting from operations		$17,546,896	$3,201,513

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($2,026,592 )	($2,434,558 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,714,423	$25,575,817	1,409,211	$18,306,037
Shares reinvested		141,021	1,978,525	197,532	2,368,404
Shares redeemed	+	(728,522)	(10,823,838)	(533,948)	(6,921,007)
Net transactions in fund shares		1,126,922	$16,730,504	1,072,795	$13,753,434

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,314,687	$54,261,152	3,241,892	$39,740,763
Total increase	+	1,126,922	32,250,808	1,072,795	14,520,389
End of period		5,441,609	$86,511,960	4,314,687	$54,261,152
See financial notes
Schwab Target Funds | Annual Holdings and Financial Statements
67

Schwab Target 2065 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	2/26/21[1]– 10/31/21
Per-Share Data
Net asset value at beginning of period	$8.94	$8.63	$11.33	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.15	0.12	0.11	0.03
Net realized and unrealized gains (losses)	2.56	0.61	(2.51)	1.30
Total from investment operations	2.71	0.73	(2.40)	1.33
Less distributions:
Distributions from net investment income	(0.18)	(0.13)	(0.30)	—
Distributions from net realized gains	(0.15)	(0.29)	—	—
Total distributions	(0.33)	(0.42)	(0.30)	—
Net asset value at end of period	$11.32	$8.94	$8.63	$11.33
Total return	30.80%	8.75%	(21.78%)	13.30%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[4]	0.00%	0.00%	0.00%[5]	0.00%[6]
Total expenses[4]	0.34%	0.70%	1.10%[5]	1.90%[6]
Net investment income (loss)	1.41%	1.32%	1.17%	0.35%[6]
Portfolio turnover rate	7%	4%	26%	34%[3]
Net assets, end of period (x 1,000)	$23,829	$12,391	$6,611	$4,489

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Annualized.
See financial notes
68
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target 2065 Fund
Portfolio Holdings  as of October 31, 2024

This section shows all the securities in the fund’s portfolio and their values as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 81.5% OF NET ASSETS

U.S. Stocks 49.6%
Large-Cap 41.5%
Schwab Core Equity Fund	$582,206	$347,830	$—	$—	$231,100	$1,161,136	47,568	$20,200
Schwab Fundamental U.S. Large Company Index Fund (formerly Schwab Fundamental US Large Company Index Fund)	748,089	495,918	(80,000)	1,320	268,913	1,434,240	50,914	16,555
Schwab S&P 500 Index Fund	2,486,454	1,532,259	(300,000)	4,564	1,045,082	4,768,359	53,941	41,652
Schwab Select Large Cap Growth Fund *	1,244,400	1,007,064	(120,000)	(36,362)	439,917	2,535,019	96,315	229,370
						9,898,754
Mid-Cap 2.1%
Schwab U.S. Mid-Cap Index Fund	261,864	124,822	—	—	100,409	487,095	7,236	4,556
Small-Cap 6.0%
Schwab Small-Cap Equity Fund	706,178	485,599	(30,000)	(608)	263,889	1,425,058	65,220	3,368
						11,810,907

International Stocks 25.0%
Developed Markets 25.0%
Schwab Fundamental International Equity Index Fund (formerly Schwab Fundamental International Large Company Index Fund)	156,185	127,980	—	—	27,041	311,206	28,011	5,980
Schwab International Core Equity Fund	1,260,255	918,832	(130,000)	1,021	330,897	2,381,005	197,103	39,693
Schwab International Opportunities Fund	1,737,438	1,337,399	(176,000)	(69,761)	428,181	3,257,257	156,976	36,261
						5,949,468

Real Estate 6.2%
Global Real Estate 6.2%
Schwab Global Real Estate Fund	791,831	689,763	(195,000)	(34,773)	240,732	1,492,553	226,832	41,762

Fixed Income 0.7%
Intermediate-Term Bond 0.3%
Schwab U.S. Aggregate Bond Index Fund	63,104	43,605	(40,000)	(1,602)	5,426	70,533	7,934	2,599
Short-Term Bond 0.4%
Schwab Short-Term Bond Index Fund	69,925	38,647	—	—	2,183	110,755	11,573	3,611
						181,288
Total Affiliated Underlying Funds (Cost $17,023,863)	$10,107,929	$7,149,718	($1,071,000 )	($136,201 )	$3,383,770	$19,434,216		$445,607

UNAFFILIATED UNDERLYING FUNDS 17.4% OF NET ASSETS

U.S. Stocks 10.3%
Large-Cap 8.4%
ClearBridge Large Cap Growth Fund, Class IS *						$445,920	5,888
Dodge & Cox Stock Fund, Class I						1,547,506	5,657
						1,993,426
See financial notes
Schwab Target Funds | Annual Holdings and Financial Statements
69

Schwab Target 2065 Fund
Portfolio Holdings  as of October 31, 2024 (continued)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 10/31/24	BALANCE OF SHARES HELD AT 10/31/24	DISTRIBUTIONS RECEIVED(a)
Small-Cap 1.9%
ClearBridge Small Cap Growth Fund, Class IS *						$461,228	11,168
						2,454,654

International Stocks 5.9%
Emerging Markets 5.9%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						1,394,893	155,333

Fixed Income 1.2%
Intermediate-Term Bond 0.8%
Loomis Sayles Investment Grade Bond Fund, Class Y						195,657	19,843
International Bond 0.4%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						99,638	10,085
						295,295
Total Unaffiliated Underlying Funds (Cost $3,766,214)						$4,144,842
Total Investments in Securities (Cost $20,790,077)						$23,579,058

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

At October 31, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
70
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target 2065 Fund
Statement of Assets and Liabilities

As of October 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $17,023,863)		$19,434,216
Investments in securities, at value - unaffiliated issuers (cost $3,766,214)		4,144,842
Cash		127,458
Receivables:
Fund shares sold		145,932
Due from investment adviser		4,970
Dividends		940
Prepaid expenses	+	4,397
Total assets		23,862,755

Liabilities
Payables:
Investments bought		941
Fund shares redeemed		152
Accrued expenses	+	32,263
Total liabilities		33,356
Net assets		$23,829,399

Net Assets by Source
Capital received from investors		$21,135,088
Total distributable earnings	+	2,694,311
Net assets		$23,829,399

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$23,829,399		2,105,851		$11.32

See financial notes
Schwab Target Funds | Annual Holdings and Financial Statements
71

Schwab Target 2065 Fund
Statement of Operations

For the period November 1, 2023 through October 31, 2024
Investment Income
Dividends received from securities - affiliated issuers		$203,260
Dividends received from securities - unaffiliated issuers		62,732
Other Interest	+	3,923
Total investment income		269,915

Expenses
Professional fees		20,031
Registration fees		19,018
Portfolio accounting fees		11,068
Independent trustees’ fees		5,972
Shareholder reports		5,378
Transfer agent fees		874
Other expenses	+	3,330
Total expenses		65,671
Expense reduction	–	65,671
Net expenses	–	—
Net investment income		269,915

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		242,347
Realized capital gain distributions received from underlying funds - unaffiliated issuers		71,192
Net realized losses on sales of securities - affiliated issuers		(136,201)
Net realized losses on sales of securities - unaffiliated issuers	+	(19,654)
Net realized gains		157,684
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		3,383,770
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	628,008
Net change in unrealized appreciation (depreciation)	+	4,011,778
Net realized and unrealized gains		4,169,462
Increase in net assets resulting from operations		$4,439,377
See financial notes
72
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target 2065 Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	11/1/23-10/31/24		11/1/22-10/31/23
Net investment income		$269,915	$133,312
Net realized gains		157,684	94,869
Net change in unrealized appreciation (depreciation)	+	4,011,778	221,731
Increase in net assets resulting from operations		$4,439,377	$449,912

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($492,579 )	($358,283 )

TRANSACTIONS IN FUND SHARES
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,105,413	$11,677,357	751,424	$6,932,354
Shares reinvested		47,498	474,024	40,172	342,268
Shares redeemed	+	(433,269)	(4,660,016)	(171,622)	(1,585,540)
Net transactions in fund shares		719,642	$7,491,365	619,974	$5,689,082

SHARES OUTSTANDING AND NET ASSETS
	11/1/23-10/31/24			11/1/22-10/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,386,209	$12,391,236	766,235	$6,610,525
Total increase	+	719,642	11,438,163	619,974	5,780,711
End of period		2,105,851	$23,829,399	1,386,209	$12,391,236
See financial notes
Schwab Target Funds | Annual Holdings and Financial Statements
73

Schwab Target Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST
Schwab Target 2010 Fund	Schwab Dividend Equity Fund
Schwab Target 2015 Fund	Schwab Large-Cap Growth Fund
Schwab Target 2020 Fund	Schwab Small-Cap Equity Fund
Schwab Target 2025 Fund	Schwab Health Care Fund
Schwab Target 2030 Fund	Schwab International Core Equity Fund
Schwab Target 2035 Fund	Schwab Fundamental U.S. Large Company Index Fund
Schwab Target 2040 Fund	Schwab Fundamental U.S. Small Company Index Fund
Schwab Target 2045 Fund	Schwab Fundamental International Equity Index Fund
Schwab Target 2050 Fund	Schwab Fundamental International Small Equity Index Fund
Schwab Target 2055 Fund	Schwab Fundamental Emerging Markets Equity Index Fund
Schwab Target 2060 Fund	Schwab Fundamental Global Real Estate Index Fund
Schwab Target 2065 Fund	Schwab Target 2010 Index Fund
Schwab S&P 500 Index Fund	Schwab Target 2015 Index Fund
Schwab Small-Cap Index Fund	Schwab Target 2020 Index Fund
Schwab Total Stock Market Index Fund	Schwab Target 2025 Index Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2030 Index Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2035 Index Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Target 2040 Index Fund
Schwab International Index Fund	Schwab Target 2045 Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Target 2050 Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Target 2055 Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2060 Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2065 Index Fund
Schwab International Opportunities Fund	Schwab Monthly Income Fund - Target Payout
Schwab Balanced Fund	Schwab Monthly Income Fund - Flexible Payout
Schwab Core Equity Fund	Schwab Monthly Income Fund - Income Payout
Each of the Schwab Target Funds is considered a “fund of funds” because it invests in other mutual funds or exchange-traded funds (ETFs). Each of the funds seeks to achieve its investment objective, to provide capital appreciation and income consistent with its current asset allocation, by investing primarily in a combination of other affiliated Schwab mutual funds. Each fund may also invest in affiliated Schwab ETFs and unaffiliated third party mutual funds and ETFs (referred to herein as unaffiliated funds and, together with Schwab Funds and Schwab ETFs, as the underlying funds). Each fund invests in the underlying funds in accordance with its target portfolio allocation.
Each fund in this report offers one share class.  Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
74
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation
Schwab Target Funds | Annual Holdings and Financial Statements
75

Schwab Target Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of October 31, 2024, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Investments: The funds may invest a portion of their assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the funds.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets. Each fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by a fund through its investments in the underlying funds. Such expenses are reflected in the NAVs of the underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
76
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target Funds
Financial Notes (continued)

 3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The funds are subject to the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments may cause the funds to underperform other funds with a similar investment objective. The funds are not managed to maximize tax efficiency for taxable shareholder accounts. Investors should consider whether the funds are an appropriate investment in light of their current financial position and retirement needs.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of a fund. However, the investment adviser is a fiduciary to each fund and is legally obligated to act in each fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Exchange-Traded Fund (ETF) Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The funds may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain their allocations. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest, which include any combination of the risks described below.
● Investment Risk. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
● Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or subadviser(s)) will make poor security selections.  An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that they will produce the desired results.
● Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
● Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
● Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
Schwab Target Funds | Annual Holdings and Financial Statements
77

Schwab Target Funds
Financial Notes (continued)

3. Risk Factors (continued):
● Money Market Fund Risk. The funds may invest in underlying money market funds that either seek to maintain a stable $1.00 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when a fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares under certain circumstances.
● ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
● Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.
● Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recording requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
● Derivatives Risk. An underlying fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures, forward contracts and swaps. An option is the right, but not the obligation, to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. A forward foreign currency contract is a derivative (forward contract) in which the underlying reference is a country’s or region’s currency. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.
An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as leverage risk, liquidity risk, market risk, and management risk are discussed elsewhere in this section. An underlying fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause an underlying fund to realize higher amounts of short-term capital gains. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility, and could cause the underlying fund to lose more than the initial amount invested. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) by an underlying fund could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules. An underlying fund’s use of derivatives also could create a risk of
78
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target Funds
Financial Notes (continued)

3. Risk Factors (continued):
counterparty default under certain transactions, risks that a fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
● Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.
● Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
● Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
● Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to the Investment Advisory and Administration Agreement between the investment adviser and each fund. The investment adviser does not receive a fee for the services it performs for the funds. However, the investment adviser is entitled to receive an annual management fee from each of the affiliated Schwab Funds that serve as underlying funds.
Expense Limitation
The investment adviser and its affiliates have agreed with the funds, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.00%.
The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.
Schwab Target Funds | Annual Holdings and Financial Statements
79

Schwab Target Funds
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The funds may engage in transactions involving affiliated parties.  Pursuant to an exemptive order issued by the SEC, the funds may invest in other affiliated funds.  As of October 31, 2024, each Schwab Target Fund’s ownership percentages of other affiliated funds’ shares are as follows:
UNDERLYING FUNDS	SCHWAB TARGET 2010 FUND	SCHWAB TARGET 2015 FUND	SCHWAB TARGET 2020 FUND	SCHWAB TARGET 2025 FUND	SCHWAB TARGET 2030 FUND	SCHWAB TARGET 2035 FUND	SCHWAB TARGET 2040 FUND	SCHWAB TARGET 2045 FUND	SCHWAB TARGET 2050 FUND	SCHWAB TARGET 2055 FUND	SCHWAB TARGET 2060 FUND	SCHWAB TARGET 2065 FUND
Schwab Core Equity Fund	0.0%*	0.1%	0.4%	0.7%	2.2%	1.6%	3.3%	0.9%	1.0%	0.7%	0.3%	0.1%
Schwab Fundamental International Equity Index Fund	0.0%*	0.0%*	0.1%	0.1%	0.3%	0.2%	0.4%	0.1%	0.1%	0.1%	0.0%*	0.0%*
Schwab Fundamental U.S. Large Company Index Fund	0.0%*	0.0%*	0.1%	0.1%	0.3%	0.3%	0.6%	0.2%	0.2%	0.1%	0.1%	0.0%*
Schwab Global Real Estate Fund	0.3%	0.4%	2.8%	4.4%	12.8%	9.5%	20.4%	5.7%	6.2%	4.5%	1.8%	0.5%
Schwab Government Money Fund, Ultra Shares	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	— %	— %	— %
Schwab International Core Equity Fund	0.2%	0.3%	2.0%	3.5%	10.1%	7.3%	16.0%	4.5%	4.9%	3.5%	1.4%	0.4%
Schwab International Opportunities Fund	0.2%	0.2%	1.6%	2.8%	8.1%	5.9%	13.0%	3.6%	3.9%	2.8%	1.1%	0.3%
Schwab S&P 500 Index Fund	0.0%*	0.0%*	0.0%*	0.1%	0.2%	0.1%	0.2%	0.1%	0.1%	0.0%*	0.0%*	0.0%*
Schwab Select Large Cap Growth Fund	0.1%	0.1%	0.4%	0.6%	1.8%	1.3%	3.0%	1.0%	1.3%	1.0%	0.4%	0.1%
Schwab Short-Term Bond Index Fund	0.2%	0.2%	1.5%	1.9%	2.8%	1.2%	1.5%	0.2%	0.2%	0.1%	0.0%*	0.0%*
Schwab Small-Cap Equity Fund	0.1%	0.1%	0.9%	1.4%	4.4%	3.4%	7.8%	2.3%	2.6%	2.0%	0.8%	0.2%
Schwab Treasury Inflation Protected Securities Index Fund	0.1%	0.1%	0.8%	0.9%	0.7%	— %	— %	— %	— %	— %	— %	— %
Schwab U.S. Aggregate Bond Index Fund	0.2%	0.2%	1.5%	1.8%	2.8%	1.2%	1.5%	0.2%	0.1%	0.1%	0.0%*	0.0%*
Schwab U.S. Mid Cap Index Fund	0.0%*	0.0%*	0.3%	0.4%	1.0%	0.7%	1.4%	0.4%	0.4%	0.3%	0.1%	0.0%*

*	Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.
80
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target Funds
Financial Notes (continued)

 6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 26, 2024. On September 26, 2024, the Syndicated Credit Facility was amended to run for a new 364 day period with the committed line of credit increasing to $1.2 billion, maturing on September 25,2025. Under the terms of the Syndicated Credit Facility, in addition to interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 26, 2024. On September 26, 2024, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended October 31, 2024, purchases and sales of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Target 2010 Fund	$4,626,645	$10,639,064
Schwab Target 2015 Fund	4,626,647	12,411,338
Schwab Target 2020 Fund	26,757,375	80,373,736
Schwab Target 2025 Fund	53,107,367	121,277,953
Schwab Target 2030 Fund	117,070,117	181,121,652
Schwab Target 2035 Fund	63,508,530	63,051,625
Schwab Target 2040 Fund	107,244,435	131,934,710
Schwab Target 2045 Fund	28,479,729	16,479,043
Schwab Target 2050 Fund	24,755,064	6,364,809
Schwab Target 2055 Fund	23,031,932	7,281,445
Schwab Target 2060 Fund	18,538,644	1,766,715
Schwab Target 2065 Fund	8,713,251	1,321,000
Schwab Target Funds | Annual Holdings and Financial Statements
81

Schwab Target Funds
Financial Notes (continued)

 8. Federal Income Taxes:
As of October 31, 2024, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Target 2010 Fund	$38,392,331	$7,276,815	($3,052,682 )	$4,224,133
Schwab Target 2015 Fund	42,223,527	9,255,023	(3,040,500)	6,214,523
Schwab Target 2020 Fund	269,584,232	64,826,311	(18,379,518)	46,446,793
Schwab Target 2025 Fund	376,079,316	92,130,931	(22,433,097)	69,697,834
Schwab Target 2030 Fund	760,026,254	261,298,302	(37,851,496)	223,446,806
Schwab Target 2035 Fund	467,962,847	152,563,084	(16,298,177)	136,264,907
Schwab Target 2040 Fund	850,281,160	357,002,330	(30,763,255)	326,239,075
Schwab Target 2045 Fund	241,258,943	66,560,244	(5,181,221)	61,379,023
Schwab Target 2050 Fund	250,646,612	69,672,754	(7,091,402)	62,581,352
Schwab Target 2055 Fund	177,417,814	46,450,997	(4,699,540)	41,751,457
Schwab Target 2060 Fund	73,441,604	14,006,743	(1,522,296)	12,484,447
Schwab Target 2065 Fund	21,245,340	2,806,808	(473,090)	2,333,718
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of October 31, 2024, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	TOTAL
Schwab Target 2010 Fund	$976,587	$1,338,142	$4,224,133	$6,538,862
Schwab Target 2015 Fund	1,036,758	2,220,701	6,214,523	9,471,982
Schwab Target 2020 Fund	6,485,753	15,897,429	46,446,793	68,829,975
Schwab Target 2025 Fund	8,428,005	18,703,664	69,697,834	96,829,503
Schwab Target 2030 Fund	14,253,345	33,457,773	223,446,806	271,157,924
Schwab Target 2035 Fund	6,781,383	9,095,712	136,264,907	152,142,002
Schwab Target 2040 Fund	10,260,620	31,467,444	326,239,075	367,967,139
Schwab Target 2045 Fund	1,961,688	3,432,661	61,379,023	66,773,372
Schwab Target 2050 Fund	1,557,775	4,451,822	62,581,352	68,590,949
Schwab Target 2055 Fund	988,030	3,466,440	41,751,457	46,205,927
Schwab Target 2060 Fund	307,420	1,166,613	12,484,447	13,958,480
Schwab Target 2065 Fund	79,170	281,423	2,333,718	2,694,311
82
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target Funds
Financial Notes (continued)

8. Federal Income Taxes (continued):
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS		PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Target 2010 Fund	$1,271,573	$619,179	$1,132,493	$967,218
Schwab Target 2015 Fund	1,458,869	1,593,932	1,400,648	2,120,089
Schwab Target 2020 Fund	9,520,093	13,437,161	9,076,587	12,917,591
Schwab Target 2025 Fund	12,258,169	11,365,616	10,833,138	16,188,114
Schwab Target 2030 Fund	22,367,653	18,094,357	17,801,309	40,196,703
Schwab Target 2035 Fund	11,858,776	6,857,795	8,906,155	25,076,641
Schwab Target 2040 Fund	21,973,024	18,827,641	16,978,583	58,196,328
Schwab Target 2045 Fund	5,034,628	2,727,018	3,497,260	12,086,725
Schwab Target 2050 Fund	4,978,884	3,917,388	3,437,553	12,710,747
Schwab Target 2055 Fund	3,423,676	2,672,454	2,250,258	8,696,308
Schwab Target 2060 Fund	1,127,201	899,391	660,373	1,774,185
Schwab Target 2065 Fund	264,373	228,206	122,241	236,042
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of October 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended October 31, 2024, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Target Funds | Annual Holdings and Financial Statements
83

Schwab Target Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Capital Trust and Shareholders of Schwab Target 2010 Fund, Schwab Target 2015 Fund, Schwab Target 2020 Fund, Schwab Target 2025 Fund, Schwab Target 2030 Fund, Schwab Target 2035 Fund, Schwab Target 2040 Fund, Schwab Target 2045 Fund, Schwab Target 2050 Fund, Schwab Target 2055 Fund, Schwab Target 2060 Fund, and Schwab Target 2065 Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Target 2010 Fund, Schwab Target 2015 Fund, Schwab Target 2020 Fund, Schwab Target 2025 Fund, Schwab Target 2030 Fund, Schwab Target 2035 Fund, Schwab Target 2040 Fund, Schwab Target 2045 Fund, Schwab Target 2050 Fund, Schwab Target 2055 Fund, Schwab Target 2060 Fund, and Schwab Target 2065 Fund (the “Funds”), twelve of the Funds constituting Schwab Capital Trust, as of October 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended (excluding Schwab Target 2065 Fund); the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and for the period from February 26, 2021 (commencement of operations) through October 31, 2021 for Schwab Target 2065 Fund; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds constituting Schwab Capital Trust (excluding Schwab Target 2065 Fund) as of October 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Schwab Target 2065 Fund as of October 31, 2024, and the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and financial highlights for each of the three years in the period then ended and for the period from February 26, 2021 (commencement of operations) through October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
December 16, 2024
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
84
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Capital Trust (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Target 2010 Fund, Schwab Target 2015 Fund, Schwab Target 2020 Fund, Schwab Target 2025 Fund, Schwab Target 2030 Fund, Schwab Target 2035 Fund, Schwab Target 2040 Fund, Schwab Target 2045 Fund, Schwab Target 2050 Fund, Schwab Target 2055 Fund, Schwab Target 2060 Fund and Schwab Target 2065 Fund (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 2, 2024 and June 6, 2024, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 6, 2024 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to each Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also
Schwab Target Funds | Annual Holdings and Financial Statements
85

Schwab Target Funds
considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. The Board also considered that, in January 2024, CSIM had implemented enhancements to each Fund’s fixed income allocation and allocations to certain underlying funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of the investment adviser’s and Schwab’s practice of waiving certain fees to prevent total annual operating expenses of each Fund from exceeding a specified cap. The Trustees also considered the investment adviser’s contractual commitment to limit the total annual operating expenses of each Fund for so long as it serves as the adviser to the Fund. The Trustees also considered fees charged by the investment adviser to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services the investment adviser provides to these other accounts, and any differences in the market for these types of accounts. The Trustees noted that shareholders of the Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Funds invest. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed the profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. Also, because each Fund invests a portion of its assets in other funds within the Schwab fund complex, the Trustees considered the indirect benefits to the investment adviser from such Fund’s investments in other underlying funds managed by the investment adviser. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by the investment adviser in its infrastructure,
86
Schwab Target Funds | Annual Holdings and Financial Statements

Schwab Target Funds
including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and noted the impact of regulatory and other developments on the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds. The Trustees considered that the investment adviser and its affiliates employ contractual expense caps to protect shareholders from higher fees, including for example, when fund assets are relatively small. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab Target Funds | Annual Holdings and Financial Statements
87

MFR33732-19
00306158

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included as part of the report to shareholders filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included as part of the report to shareholders filed under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable

Item 19: Exhibits.

(a) (1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Not applicable.

(3)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)   A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	December 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	December 16, 2024

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	December 16, 2024